File Nos. 333-76651, 811-09301
   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 27, 2002


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                         Pre-Effective Amendment No. __
                         Post-Effective Amendment No. 5
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]
                                 Amendment No. 8
                        (CHECK APPROPRIATE BOX OR BOXES.)

                       -----------------------------------

                      TIAA-CREF Institutional Mutual Funds
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                730 Third Avenue
                          New York, New York 10017-3206
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 842-2733

                                 Lisa Snow, Esq.
                      TIAA-CREF Institutional Mutual Funds
                                730 Third Avenue
                          New York, New York 10017-3206
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                    COPY TO:
                            David S. Goldstein, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415


                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
    As soon as practicable after effectiveness of the Registration Statement.

                  It is proposed that this filing will become effective (check appropriate box):


[ ] Immediately upon filing pursuant to paragraph (b)
[X] On October 1, 2002 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On (date) pursuant to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:


[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


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OCTOBER 1, 2002


TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

PROSPECTUS

         GROWTH EQUITY FUND                      MID-CAP VALUE INDEX FUND
         GROWTH & INCOME FUND                    MID-CAP BLEND INDEX FUND
         INTERNATIONAL EQUITY FUND               SMALL-CAP GROWTH INDEX FUND
         LARGE-CAP VALUE FUND                    SMALL-CAP VALUE INDEX FUND
         MID-CAP GROWTH FUND                     SMALL-CAP BLEND INDEX FUND
         MID-CAP VALUE FUND                      INTERNATIONAL EQUITY INDEX FUND
         SMALL-CAP EQUITY FUND                   REAL ESTATE SECURITIES FUND
         LARGE-CAP GROWTH INDEX FUND             SOCIAL CHOICE EQUITY FUND
         LARGE-CAP VALUE INDEX FUND              BOND FUND
         EQUITY INDEX FUND                       INFLATION-LINKED BOND FUND
         S&P 500 INDEX FUND                      MONEY MARKET FUND
         MID-CAP GROWTH INDEX FUND

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                               [TIAA-CREF LOGO]

                               -----------------

The TIAA-CREF Institutional Mutual Funds consists of twenty-three investment portfolios, or "Funds," and currently offers three classes of shares: Retirement Class, Institutional Class and Retail Class shares. Each of these classes is described in this prospectus.

The Funds' share classes have different expenses. As a result, each Fund's share classes will have different share prices and different investment performance.

An investment in TIAA-CREF Institutional Mutual Funds is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investor can lose money in any of the Funds, or the Funds could perform more poorly than other investments.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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TABLE OF CONTENTS


SUMMARY INFORMATION .........................................................  1

     OVERVIEW OF THE FUNDS ..................................................  1
     GENERAL INFORMATION ABOUT THE FUNDS ....................................  2
     THE EQUITY FUNDS .......................................................  2
          Risks of Investing in the Equity Funds ............................  2
     ACTIVE EQUITY FUNDS USING THE DUAL INVESTMENT MANAGEMENT STRATEGY(SM) ..  4
          Dual Investment Management Strategy(SM) ...........................  4
          Growth Equity Fund ................................................  5
          Growth & Income Fund ..............................................  6
          International Equity Fund .........................................  6
          Large-Cap Value Fund ..............................................  8
          Mid-Cap Growth Fund ...............................................  8
          Mid-Cap Value Fund ................................................  9
     ACTIVE EQUITY FUNDS USING THE QUANTITATIVE MANAGEMENT STRATEGY ......... 10
          Quantitative Management Strategy .................................. 10
          Small-Cap Equity Fund ............................................. 11
     EQUITY INDEX FUNDS ..................................................... 11
          Large-Cap Growth Index Fund ....................................... 13
          Large-Cap Value Index Fund ........................................ 13
          Equity Index Fund ................................................. 13
          S&P 500 Index Fund ................................................ 13
          Mid-Cap Growth Index Fund ......................................... 14
          Mid-Cap Value Index Fund .......................................... 14
          Mid-Cap Blend Index Fund .......................................... 15
          Small-Cap Growth Index Fund ....................................... 15
          Small-Cap Value Index Fund ........................................ 15
          Small-Cap Blend Index Fund ........................................ 16
          International Equity Index Fund ................................... 16
     SPECIALTY EQUITY FUNDS ................................................. 17
          Social Choice Equity Fund ......................................... 17

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     REAL ESTATE SECURITIES FUND ............................................ 19
          Risks of Investing in the Real Estate Securities Fund ............. 19
          Real Estate Securities Fund ....................................... 20
     FIXED-INCOME FUNDS ..................................................... 21
          Risks of Investing in the Fixed-Income Funds ...................... 21
          Bond Fund ......................................................... 22
          Inflation-Linked Bond Fund ........................................ 24
     MONEY MARKET FUND ...................................................... 25
          Money Market Fund ................................................. 25
     PAST PERFORMANCE ....................................................... 26
     FEES AND EXPENSES ...................................................... 30
          Fees and Expenses for the Retirement Class Shares ................. 30
          Fees and Expenses for the Institutional Class Shares .............. 32
          Fees and Expenses for the Retail Class Shares ..................... 34
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS ................................. 36
     INVESTMENT MANAGEMENT STYLES ........................................... 36
     MORE ABOUT BENCHMARK AND OTHER INDICES ................................. 37
          Active Equity Funds Using the Dual Investment
             Management Strategy ............................................ 37
          Growth Equity Fund ................................................ 37
          Growth & Income Fund .............................................. 37
          International Equity Fund ......................................... 37
          Large-Cap Value Fund .............................................. 38
          Mid-Cap Growth Fund ............................................... 38
          Mid-Cap Value Fund ................................................ 38
          Active Equity Funds Using the Quantitative Management Strategy .... 39
          Small-Cap Equity Fund ............................................. 39
          Equity Index Funds ................................................ 39
          Large-Cap Growth Index Fund ....................................... 39
          Large-Cap Value Index Fund ........................................ 39
          Equity Index Fund ................................................. 40
          S&P 500 Index Fund ................................................ 40
          Mid-Cap Growth Index Fund ......................................... 40

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


          Mid-Cap Value Index Fund .......................................... 40
          Mid-Cap Blend Index Fund .......................................... 41
          Small-Cap Growth Index Fund ....................................... 41
          Small-Cap Value Index Fund ........................................ 41
          Small-Cap Blend Index Fund ........................................ 42
          International Equity Index Fund ................................... 42
          Specialty Equity Funds ............................................ 42
          Social Choice Equity Fund ......................................... 42
     ADDITIONAL INVESTMENT STRATEGIES FOR THE EQUITY FUNDS .................. 43
          The Real Estate Securities Fund ................................... 43
          Real Estate Securities Fund ....................................... 43
          The Fixed Income Funds ............................................ 44
          Bond Fund ......................................................... 44
          Inflation-Linked Bond Fund ........................................ 44
     ADDITIONAL INVESTMENT STRATEGIES FOR THE FIXED INCOME FUNDS ............ 44
          The Money Market Fund ............................................. 44
          Money Market Fund ................................................. 44
SHARE CLASSES ............................................................... 45

MANAGEMENT OF THE FUNDS ..................................................... 46

     THE FUNDS' INVESTMENT ADVISER .......................................... 46
     OTHER SERVICES ......................................................... 47

CALCULATING SHARE PRICE ..................................................... 48

DIVIDENDS AND DISTRIBUTIONS ................................................. 49

TAXES ....................................................................... 50

YOUR ACCOUNT:  BUYING, SELLING OR EXCHANGING SHARES ......................... 52

     RETIREMENT CLASS SHARES ................................................ 52
          How to Purchase Shares ............................................ 52
          How to Exchange Shares ............................................ 54
          How to Redeem Shares .............................................. 55
          Other Investor Information ........................................ 56
          Electronic Prospectuses ........................................... 57

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     INSTITUTIONAL CLASS SHARES ............................................. 57
          How to Purchase Shares ............................................ 57
          How to Redeem Shares .............................................. 59
          How to Exchange Shares ............................................ 60
          Other Investor Information ........................................ 60

     RETAIL CLASS SHARES .................................................... 61
          Types Of Accounts ................................................. 61
          How To Open An Account And Make Subsequent Investments ............ 62
          Points To Remember For All Purchases .............................. 64
          How To Redeem Shares .............................................. 65
          How To Exchange Shares ............................................ 66
          Other Investor Information: ....................................... 68

ELECTRONIC PROSPECTUSES ..................................................... 70

GLOSSARY .................................................................... 70

FINANCIAL HIGHLIGHTS ........................................................ 71


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SUMMARY INFORMATION

OVERVIEW OF THE FUNDS

The twenty-three Funds offered by the TIAA-CREF Institutional Mutual Funds are divided into three general types:


o Nineteen Equity Funds that invest primarily in equity securities. The Equity Funds consist of four subcategories of Equity Funds reflecting different investment management techniques. They are:

        o   ACTIVE EQUITY FUNDS USING THE DUAL INVESTMENT MANAGEMENT STRATEGY:

                      Growth Equity Fund
                      Growth & Income Fund
                      International Equity Fund
                      Large-Cap Value Fund
                      Mid-Cap Growth Fund
                      Mid-Cap Value Fund

        o   ACTIVE EQUITY FUNDS USING THE QUANTITATIVE MANAGEMENT STRATEGY:

                      Small-Cap Equity Fund

        o   EQUITY INDEX FUNDS:

                      Large-Cap Growth Index Fund
                      Large-Cap Value Index Fund
                      Equity Index Fund
                      S&P 500 Index Fund
                      Mid-Cap Growth Index Fund
                      Mid-Cap Value Index Fund
                      Mid-Cap Blend Index Fund
                      Small-Cap Growth Index Fund
                      Small-Cap Value Index Fund
                      Small-Cap Blend Index Fund
                      International Equity Index Fund

        o   SPECIALTY EQUITY FUNDS:

                      Social Choice Equity Fund


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o   The REAL ESTATE SECURITIES FUND, which invests primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.


o   Two FIXED INCOME FUNDS that primarily invest in fixed-income securities:

                      Bond Fund
                      Inflation-Linked Bond Fund

o The Money Market Fund, which invests primarily in high-quality, short-term money market instruments.



GENERAL INFORMATION ABOUT THE FUNDS

This Prospectus describes the twenty-three Funds offered by the TIAA-CREF Institutional Mutual Funds. Each Fund is a separate investment portfolio or mutual fund, and has its own investment objective, investment strategies, restrictions and attendant risks. An investor should consider each Fund separately to determine if it is an appropriate investment. The investment objective of each Fund, the investment strategies by which it seeks its objective, and those investment restrictions not specifically designated as fundamental, may be changed by the Board of Trustees of the TIAA-CREF Institutional Mutual Funds (the "Board of Trustees") without shareholder approval. Certain investment restrictions described in the Statement of Additional Information ("SAI") are fundamental and may only be changed with shareholder approval.




The use of a particular benchmark index by a Fund is not a fundamental policy and can be changed without shareholder approval. We will notify you before we make such a change.

Each Fund has a policy of investing at least 80% of its net assets in the particular type of securities implied by its name. Shareholders will receive at least 60 days prior notice before changes are made to this policy.

Each Fund may, for temporary defensive purposes, invest all of its assets in cash and money market instruments. In doing so, the Fund may be successful in avoiding market losses but may otherwise fail to achieve its investment objective.

THE EQUITY FUNDS

TIAA-CREF Institutional Mutual Funds consists of nineteen Funds that invest primarily in equity securities. There are four subcategories of Equity Funds:
Active Equity Funds Using the Dual Investment Management Strategy, Active Equity Funds Using the Quantitative Management Strategy, Equity Index Funds and Specialty Equity Funds.

RISKS OF INVESTING IN THE EQUITY FUNDS

In general, the value of equity securities fluctuate in response to the fortune of individual companies and in response to general market and economic conditions. An investment in an Equity Fund will be subject to the following principal investment risks described below:


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o   MARKET RISK-- The risk that the price of equity securities may decline in response to general market and economic conditions or events. Accordingly, the value of the equity securities that a Fund holds may decline over short or extended periods of time. Any stock is subject to the risk that the stock market as a whole may decline in value, thereby depressing the stock's price. This is known as MARKET RISK. U.S. equity markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. Foreign equity markets tend to reflect local economic and financial conditions and therefore such trends often vary from country to country and region to region.

o COMPANY RISK (often called FINANCIAL RISK)-- The risk that the issuer's earnings prospects and overall financial position will deteriorate, causing a decline in the security's value over short or extended periods of time. Therefore, the value of an investment in those Funds that hold equity securities may increase or decrease.

The Funds that make foreign investments are subject to:

o FOREIGN INVESTMENT RISK--The risks of investing in securities of foreign issuers, securities or contracts traded on foreign exchanges or in foreign markets, or securities or contracts payable in foreign currency. Investing in foreign investments entails risks beyond those of domestic investing. These include: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulty in interpreting it because of foreign regulations and accounting standards; (6) the lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) the difficulty of evaluating some foreign economic trends; and (9) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and transaction costs are often higher for foreign investments, and it may be harder to use foreign laws and courts to enforce financial or legal obligations.

    The risks described above often increase in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices may be volatile and difficult to establish. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

The Funds that are managed according to a growth or value investment style are subject to:

o STYLE RISK--Funds that use either a GROWTH INVESTING or a VALUE INVESTING style entail the risk that equity securities representing either style may be out of favor in the marketplace for various periods of time. When this occurs, investors, such as the Funds, holding such securities may experience significant declines in the value of their portfolios. STYLE RISK,



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    therefore, is the risk that a Fund's GROWTH INVESTING or VALUE INVESTING style falls out of favor with investors for a period of time.

The Equity Index Funds are subject to:

o INDEX RISK. This is the risk that a Fund's performance will not match its index for any period of time. Although each Equity Index Fund attempts to closely track the investment performance of its respective index, an Equity Index Fund may not duplicate the exact composition of its index. In addition, unlike a Fund, the returns of an index are not reduced by investment and other operating expenses, and therefore, the ability of an Equity Index Fund to match the performance of its index is adversely affected by the costs of buying and selling investments as well as other expenses. Therefore, none of the Equity Index Funds can guarantee that its performance will match its index for any period of time.

In addition to the principal investment risks set forth above, special risks associated with a particular Active Equity Fund using the Dual Investment Management Strategy((SM)) are discussed in the following Fund summaries. The use of a particular benchmark index by a Fund is not a fundamental policy and can be changed.

NO ONE CAN ASSURE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE AND INVESTORS SHOULD NOT CONSIDER ANY ONE FUND TO BE A COMPLETE INVESTMENT PROGRAM. AS WITH ALL MUTUAL FUNDS, THERE IS A RISK THAT AN INVESTOR COULD LOSE MONEY BY INVESTING IN A FUND.


ACTIVE EQUITY FUNDS USING THE DUAL INVESTMENT MANAGEMENT STRATEGY(SM)

DUAL INVESTMENT MANAGEMENT STRATEGY(SM)

The Dual Investment Management Strategy(SM) seeks to achieve higher returns over each Fund's benchmark index, while attempting to maintain a risk profile for each Fund similar to its benchmark index.

Each Fund selects a benchmark that represents the universe of securities in which it may invest. This provides a degree of transparency to investors while simultaneously helping to protect against style drift from each Fund's benchmark.

The Dual Investment Management Strategy(SM) uses a portfolio investment management team approach combining active management and quantitative methods to select securities.

o Certain team members focus on active stock selection within the Fund's benchmark universe. They select stocks that they believe offer superior returns. They also identify stocks to avoid or underweight that are less attractive.

o Other team members use quantitative analysis to build an overall portfolio that incorporates recommendations of the active team managers, staying within the Fund's guidelines for relative risk versus the benchmark. The quantitative team managers may also attempt to

                                       4
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    outperform the benchmark indices by over- or under-weighting certain stocks relative to the respective benchmark index by small amounts, based on proprietary scoring models.

Using the Dual Investment Management Strategy(SM), we have the flexibility to allocate between active and quantitative management, based upon investment opportunities that we perceive to be available at any particular time. Team members seek to create value and limit the additional volatility usually associated with active stock selection. Overall, the approach enables the Funds to remain fully invested when investment opportunities for active management are limited, and more diversified than active management alone would typically provide.

The Growth Equity, Growth & Income, International Equity, Large-Cap Value, Mid-Cap Growth and Mid-Cap Value Funds use TIAA-CREF's Dual Investment Management Strategy(SM).

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE: The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities.

PRINCIPAL INVESTMENT STRATEGIES: The Fund uses the Dual Investment Management Strategy(SM) and invests at least 80% of its net assets in equity securities that present the opportunity for growth. Generally, these equity securities will be those of large capitalized companies in new and emerging areas of the economy and companies with distinctive products or promising markets. The active managers look for companies that they believe have the potential for strong earnings or sales growth, or that appear to be mispriced based on current earnings, assets or growth prospects. The Fund may invest in large, well-known, established companies, particularly when we believe that the companies offer new or innovative products, services or processes that may enhance their future earnings. The Fund also seeks to invest in companies expected to benefit from prospective acquisitions, reorganizations, corporate restructurings or other special situations. The Fund may invest up to 20% of its total assets in foreign investments. Using the Dual Investment Management Strategy(SM), the Fund also invests a portion of its assets through quantitative techniques to maintain similar overall financial characteristics to the Fund's benchmark, the Russell 1000(R) Growth Index (Russell 1000 is a trademark and a service mark of the Frank Russell Company). The quantitative team attempts to control the risk of the Fund underperforming the benchmark while providing an opportunity for incremental gains.

SPECIAL INVESTMENT RISKS: The Fund is subject to market risk, company risk and foreign investment risk. It is also subject to special risks of investing in growth stocks. Funds investing in securities of large companies also have the risk that these companies may grow more slowly than the economy as a whole or not at all. Similarly, by focusing on the securities of large companies, the Fund carries with it the risk that it may have fewer opportunities to identify securities that the market misprices. In addition, stocks of companies involved in reorganizations and other special situations can often involve more risk than ordinary securities. Accordingly, the Fund's performance is often more volatile than the overall stock market, and it could significantly outperform or underperform the stock market during any particular period. As with any mutual fund, you can lose money by investing in this Fund.


                                       5
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WHO MAY WANT TO INVEST: The Fund may be appropriate for investors who want a favorable long-term total return through capital appreciation but are willing to tolerate fluctuations in value and who want to invest in a fund with a profile similar to the Fund's benchmark index.

GROWTH & INCOME FUND

INVESTMENT OBJECTIVE: The Fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.


PRINCIPAL INVESTMENT STRATEGIES: The Fund uses the Dual Investment Management Strategy(SM) and invests at least 80% of its net assets in income-producing equity securities. The Fund looks for equity securities of larger, well-established, mature growth companies that we believe are attractively priced, show the potential to increase in value faster than the rest of the market, and offer a growing stream of dividend income. In particular, we look for companies that are leaders in their industries, with premium product lines. We also look for companies with management dedicated to creating shareholder value. The Fund also may invest in rapidly growing smaller companies and may invest up to 20% of its total assets in foreign investments. Using the Dual Investment Management Strategy(SM), the Fund also invests a portion of its assets through quantitative techniques to maintain similar overall financial characteristics to the Fund's benchmark, the Standard & Poor's 500 ("S&P 500") Index. The quantitative team attempts to control the risk of the Fund underperforming the benchmark while providing an opportunity for incremental gains.


SPECIAL INVESTMENT RISKS: The Fund is subject to market risk, company risk, modest foreign investment risk and income risk. In addition, there are special risks associated with investments in stocks paying relatively high dividends. These stocks may significantly underperform other stocks during periods of rapid market appreciation. As with any mutual fund, you can lose money by investing in this Fund.

WHO MAY WANT TO INVEST: The Fund may be appropriate for investors who want capital appreciation and income but who also can accept the risk of market fluctuations and who want to invest in a fund with a profile similar to the Fund's benchmark index.

INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE: The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.


PRINCIPAL INVESTMENT STRATEGIES: The Fund uses the Dual Investment Management Strategy(SM) and invests at least 80% of its net assets in equity securities of foreign issuers. The Fund has a policy of maintaining investments of equity securities of foreign issuers located in at least three countries other than the United States. The active managers select individual stocks, and let the Fund's country and regional asset allocations evolve from their stock selection. We do, however, regularly manage the Fund's sector and country exposure against the Fund's benchmark, the Morgan Stanley Capital International EAFE(R) (Europe, Australasia, Far East) Index (the "MSCI EAFE Index"), in order to control risk.


The Fund looks for companies of all sizes with:

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o   sustainable earnings growth

o   focused management with successful track records

o   unique and easy-to-understand franchises (brands)

o stock prices that don't fully reflect the stock's potential value, based on current earnings, assets, and long-term growth prospects

o   consistent generation of free cash flow

Using the Dual Investment Management Strategy(SM), the Fund also invests a portion of its assets through quantitative techniques to maintain similar overall financial characteristics to the Fund's benchmark. The quantitative team attempts to control the risk of the Fund underperforming the benchmark while providing an opportunity for incremental gains.

SPECIAL INVESTMENT RISKS: The Fund is subject to substantial foreign investment risk and above-average market risk and company risk. These risks are even more pronounced for investments in issuers located in countries with emerging economies and securities markets. While the Fund currently does not anticipate having many investments in emerging markets based on active stock selection, emerging market securities may be selected through quantitative analysis which is designed to track the performance of the emerging markets segment of the MSCI EAFE Index. The Fund may sometimes hold a significant amount of stocks of smaller, lesser-known companies whose stock prices may fluctuate more than those of larger companies. As with any mutual fund, you can lose money by investing in this Fund.

Investing in foreign investments entails risks beyond those of domestic investing. These include: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulty in interpreting it because of foreign regulations and accounting standards; (6) the lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) the difficulty of evaluating some foreign economic trends; and (9) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and transaction costs are often higher for foreign investments, and it may be harder to use foreign laws and courts to enforce financial or legal obligations.

The risks described above often increase in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices may be volatile and difficult to establish. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many such countries.

WHO MAY WANT TO INVEST: The Fund may be appropriate for investors who seek high long-term total returns, understand the advantages of diversification across international markets, who are willing to tolerate the greater risks of foreign investments and who want to invest in a fund with a profile similar to the Fund's benchmark index.

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LARGE-CAP VALUE FUND

INVESTMENT OBJECTIVE: The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

PRINCIPAL INVESTMENT STRATEGIES: The Fund uses the Dual Investment Management Strategy(SM) and invests at least 80% of its net assets in equity securities of large domestic companies, as defined by the Fund's benchmark index (the Russell 1000 Value Index), that appear undervalued by the market based on our evaluation of their potential worth.


The Fund uses a variety of comparative valuation criteria to determine whether shares of a particular company might be undervalued, including:

        o   analyses of previous historical valuations of the same security;

        o valuations of comparable securities in the same sector or the overall market;

        o various financial ratios such as stock price-to-book value, stock price-to-earnings, and dividend yield; and

        o   free cash flow generated by the company.

The Fund may invest up to 20% of its total assets in foreign investments. Using the Dual Investment Management Strategy(SM), the Fund also invests a portion of its assets through quantitative techniques to maintain similar overall financial characteristics to the Fund's benchmark. The quantitative team attempts to control the risk of the Fund underperforming the benchmark while providing an opportunity for incremental gains.

SPECIAL INVESTMENT RISKS: The Fund is subject to market risk, company risk and moderate foreign investment risk. In addition, the Fund is subject to substantial style risk in that value investing may fall out of favor with investors. Likewise, equity securities that we believe are undervalued are subject to the risks that: (1) the issuer's potential business prospects are not realized; (2) their potential values are never recognized by the market; and (3) due to unanticipated or unforeseen problems associated with the issuer or industry, they were appropriately priced (or over-priced) when acquired. As with any mutual fund, you can lose money by investing in this Fund.

WHO MAY WANT TO INVEST: The Fund may be appropriate for investors who are looking for long-term total return through capital appreciation using a value investment style and who want to invest in a fund with a profile similar to the Fund's benchmark index.


MID-CAP GROWTH FUND

INVESTMENT OBJECTIVE: The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

PRINCIPAL INVESTMENT STRATEGIES: The Fund uses the Dual Investment Management Strategy(SM) and invests at least 80% of its net assets in equity securities of medium-sized domestic companies, as defined by the Fund's benchmark index (the Russell Mid-Cap Growth Index), that present the opportunity for growth.


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


The Fund seeks equity securities of companies believed to have prospects for strong earnings or sales growth. The Fund invests in equity securities of companies that are in new and emerging areas of the economy, that have distinctive products or services, and those that are growing faster than the overall equity market. The Fund may also invest in companies that we believe to be undervalued based on current earnings, assets or growth prospects. These investments could include companies likely to benefit from prospective acquisitions, reorganizations, corporate restructurings or special situations.

We also use proprietary quantitative models to take positions in securities that represent modest deviations from the benchmark based on relative value, price or potential earnings growth. The Fund may invest up to 20% of its total assets in foreign investments. Using the Dual Investment Management Strategy(SM), the Fund also invests a portion of its assets through quantitative techniques to maintain similar overall financial characteristics to the Fund's benchmark. The quantitative team attempts to control the risk of the Fund underperforming the benchmark while providing an opportunity for incremental gains.

SPECIAL INVESTMENT RISKS: The Fund is subject to market risk, substantial company risk and moderate foreign investment risk. The Fund also is subject to substantial style risk in that growth investing may fall out of favor with investors. In addition, stocks of medium-sized companies entail greater risk and are usually more volatile than the shares of larger companies. Securities issued by medium-sized companies also may be more difficult to buy or sell than the securities issued by larger, more established companies. The stocks of "growth" oriented companies can be volatile for similar reasons. Because the value of "growth" companies is a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained. As with any mutual fund, you can lose money by investing in this Fund.

WHO MAY WANT TO INVEST: The Fund may be appropriate for investors who desire capital appreciation and seek additional exposure to medium-sized domestic companies through a growth investment style and who want to invest in a fund with a profile similar to the Fund's benchmark index.

MID-CAP VALUE FUND

INVESTMENT OBJECTIVE: The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

PRINCIPAL INVESTMENT STRATEGIES: The Fund uses the Dual Investment Management Strategy(SM) and invests at least 80% of its net assets in equity securities of medium-sized domestic companies, as defined by the Fund's benchmark index (the Russell Mid-Cap Value Index), that appear undervalued by the market based on our evaluation of their potential worth.


The Fund uses a variety of comparative valuation criteria to determine whether shares of a particular company might be undervalued, including:

            o   analyses of previous historical valuations of the same security;

            o valuations of comparable securities in the same sector or the overall market;

            o various financial ratios such as stock price-to-book value, stock price-to-earnings, and dividend yield; and

            o   free cash flow generated by the company.

We also use proprietary quantitative models to take positions in securities that represent modest deviations from the benchmark based on relative value, price or potential earnings growth.

The Fund may invest up to 20% of its total assets in foreign investments. Using the Dual Investment Management Strategy(SM), the Fund also invests a portion of its assets through quantitative techniques to maintain similar overall financial characteristics to the Fund's benchmark. The quantitative team attempts to control the risk of the Fund underperforming the benchmark while providing an opportunity for incremental gains.


SPECIAL INVESTMENT RISKS: The Fund is subject to market risk, substantial company risk and moderate foreign investment risk. In addition, the Fund is subject to substantial style risk in that value investing may fall out of favor with investors. Equity securities that we believe undervalued are subject to the risks that: (1) the issuer's potential business prospects are not realized; (2) their potential values are never recognized by the market; and (3) due to unanticipated or unforeseen problems associated with the issuer or industry, they were appropriately priced (or over-priced) when acquired. In addition, equity securities of medium-sized companies entail greater risk and are usually more volatile than those of larger companies. Securities issued by medium-sized companies also may be more difficult to buy or sell than the securities issued by larger, more established companies. As with any mutual fund, you can lose money by investing in this Fund.


WHO MAY WANT TO INVEST: The Fund may be appropriate for investors who desire capital appreciation and seek additional exposure to medium-sized domestic companies through a value investment style, and who want to invest in a fund with a profile similar to the Fund's benchmark index.

ACTIVE EQUITY FUNDS USING THE QUANTITATIVE MANAGEMENT STRATEGY

QUANTITATIVE MANAGEMENT STRATEGY

TIAA-CREF's Quantitative Management Strategy works differently from either the Dual Investment Management Strategy(SM) or indexing in how it builds a portfolio of stocks. Essentially, quantitative management uses proprietary mathematical models based on financial and investment theories to evaluate and score a broad universe of the stocks in which the Fund invests. These models typically weight many different variables, including:

    o   the valuation of the individual stock versus the market or its peers;

    o   future earnings and sustainable growth prospects; and

    o   the price and volume trends of the stock

The score, combined with additional inputs listed below, are used to form the portfolio.

    o   weightings of the stock, and its corresponding sector, in the benchmark;

    o   correlations between the performance of the stocks in the universe; and

    o   trading costs

Overall, the goal of TIAA-CREF's quantitative management area is to build a portfolio of stocks that adds return versus the Fund's stated benchmark index, while also managing the relative risk of the Fund versus its benchmark.

SMALL-CAP EQUITY FUND

INVESTMENT OBJECTIVE: The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

PRINCIPAL INVESTMENT STRATEGIES: The Fund uses the Quantitative Management Strategy and invests at least 80% of its net assets in equity securities of smaller domestic companies, across a wide range of sectors, growth rates and valuations, which appear to have favorable prospects for significant long-term capital appreciation.

The Fund seeks to add incremental return over its stated benchmark, the Russell 2000 Index, while also managing the relative risk of the Fund versus its benchmark.

SPECIAL INVESTMENT RISKS: The Fund is subject to market risk and very substantial company risk. The Fund is exposed to the risks of investing in equity securities of smaller companies. Small company securities may experience steeper fluctuations in price than the securities of larger companies. From time to time, the Fund may have to sell securities at a discount from current market prices or in small lots over an extended period. In addition, it may sometimes be difficult to find buyers for securities the Fund wishes to sell when a company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. The costs of purchasing and selling securities of smaller companies are sometimes greater than those of more widely traded securities. As with any mutual fund, you can lose money by investing in this Fund.

WHO MAY WANT TO INVEST: The Fund may be appropriate for investors who desire capital appreciation and who are comfortable with the risks of investing in small domestic companies.

EQUITY INDEX FUNDS

Each of the Equity Index Funds seeks a favorable long-term total return from a diversified portfolio of equity securities selected to track the various U.S. or foreign markets of publicly traded stocks, as represented by a broad stock market index. The Equity Index Funds may use a sampling approach to create a portfolio that closely matches the overall investment characteristics (for example, market capitalization and industry weightings of securities) of its index without investing in all of the stocks in the index. These Funds do NOT use either the Dual Investment Management Strategy(SM) or the Quantitative Management Strategy. Each of these Funds is described below.

PRINCIPAL INVESTMENT STRATEGY: Each Equity Index Fund is designed to track various U.S. or foreign equity markets as a whole or a segment of these markets. Each Fund invests substantially all of its net assets in equity securities selected to track a designated broad stock market index. Because the return of an index is not reduced by investment and other operating expenses, a Fund's ability to match its index is negatively affected by the costs of buying and selling securities as well as other expenses. The use of a particular index by an Equity Index Fund is not a fundamental policy of the Fund and may be changed without shareholder approval.

SPECIAL INVESTMENT RISKS: Each Equity Index Fund is subject to substantial market and index risk as well as modest company risk. Although each Equity Index Fund attempts to closely track the investment performance of its index, it does not duplicate the composition of the index. Therefore, none of the Equity Index Funds can guarantee that its performance will match its index for any period of time.


WHO MAY WANT TO INVEST: Each of the Equity Index Funds may be appropriate for investors who seek a mutual fund with investment performance that attempts to closely track the performance of its designated index.

The index for each Equity Index Fund is shown in the table below. These indices are described in detail below in "More About Benchmark and Other Indices".

EQUITY INDEX FUND                        INDEX
-----------------                        -----

Large-Cap Growth Index Fund              Russell 1000 Growth Index

Large-Cap Value Index Fund               Russell 1000 Value Index

Equity Index Fund                        Russell 3000 Index

S&P 500 Index Fund                       S&P 500 Index

Mid-Cap Growth Index Fund                Russell Mid-Cap Growth Index

Mid-Cap Value Index Fund                 Russell Mid-Cap Value Index

Mid-Cap Blend Index Fund                 Russell Mid-Cap Index

Small-Cap Growth Index Fund              Russell 2000 Growth Index

Small-Cap Value Index Fund               Russell 2000 Value Index

Small-Cap Blend Index Fund               Russell 2000 Index

International Equity Index Fund          MSCI EAFE Index

LARGE-CAP GROWTH INDEX FUND

INVESTMENT OBJECTIVE: The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

FUND BENCHMARK:  RUSSELL 1000 GROWTH INDEX.


ADDITIONAL SPECIAL INVESTMENT RISKS: In addition to the investment risks applicable to all of the Equity Index Funds, the Large-Cap Growth Index Fund is subject to style risk in that growth investing may fall out of favor with investors. The value of equity securities of "growth" oriented companies can fluctuate substantially for similar reasons. In addition, because the value of "growth" companies is a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.


LARGE-CAP VALUE INDEX FUND

INVESTMENT OBJECTIVE: The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

FUND BENCHMARK:  RUSSELL 1000 VALUE INDEX.


ADDITIONAL SPECIAL INVESTMENT RISKS: In addition to the investment risks applicable to all of the Equity Index Funds, the Large-Cap Value Index Fund is subject to style risk in that value investing may fall out of favor with investors. Similarly, equity securities that we believe are undervalued are subject to the risks that: (1) the issuer's potential business prospects are not realized; (2) their potential values are never recognized by the market; and (3) due to unanticipated or unforeseen problems associated with the issuer or industry, they were appropriately priced (or over-priced) when acquired.

EQUITY INDEX FUND

INVESTMENT OBJECTIVE: The Fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

FUND BENCHMARK:  RUSSELL 3000 INDEX.

ADDITIONAL SPECIAL INVESTMENT RISKS: In addition to the investment risks applicable to all of the Equity Index Funds, the Equity Index Fund is subject to more than moderate company risk. The prices of equity securities of smaller, lesser-known companies, which make up a small portion of the index, may fluctuate more than those of larger companies because smaller companies may depend on narrow product lines, have limited operating histories and lack management depth. Such securities also may be thinly-traded.

S&P 500 INDEX FUND

INVESTMENT OBJECTIVE: The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

FUND BENCHMARK:  S&P 500 INDEX.


ADDITIONAL SPECIAL INVESTMENT RISKS: An investment in securities of larger companies carries with it the risk that the company (and its earnings) may grow more slowly than the economy as whole or not at all. Similarly, larger companies offer fewer opportunities to identify securities that the market undervalues or misprices. Also, larger companies have a greater tendency than smaller ones to fall out of favor with the investing public for reasons unrelated to their business or economic fundamentals.


MID-CAP GROWTH INDEX FUND

INVESTMENT OBJECTIVE: The Fund seeks a favorable long-term return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic growth companies based on a market index.

FUND BENCHMARK: RUSSELL MID CAP GROWTH INDEX.


ADDITIONAL SPECIAL INVESTMENT RISKS: In addition to the investment risks applicable to all of the Equity Index Funds, the Mid-Cap Growth Index Fund is subject to style risk in that growth investing may fall out of favor with investors. In addition, equity securities of medium-sized companies entail greater risk and their prices are usually more volatile than those of large companies. Securities issued by medium-sized companies also may be more difficult to buy or sell than securities issued by larger, more established companies. The value of equity securities of "growth" oriented companies can fluctuate substantially for similar reasons. In addition, because the value of "growth" companies is a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.


MID-CAP VALUE INDEX FUND

INVESTMENT OBJECTIVE: The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic value companies based on a market index.

FUND BENCHMARK: RUSSELL MID CAP VALUE INDEX.

ADDITIONAL SPECIAL INVESTMENT RISKS: In addition to the investment risks applicable to all of the Equity Index Funds, the Mid-Cap Value Index Fund is subject to style risk in that value investing may fall out of favor with investors. Similarly, equity securities that we believe are undervalued are subject to the risks that: (1) the issuer's potential business prospects are not realized; (2) their potential values are never recognized by the market; and (3) due to unanticipated or unforeseen problems associated with the issuer or industry, they were appropriately priced (or over-priced) when acquired. In addition, equity securities of medium-sized companies entail greater risk and their prices are usually more volatile than those of large companies. Securities issued by medium-sized companies also may be more difficult to buy or sell than securities issued by larger, more established companies.

MID-CAP BLEND INDEX FUND

INVESTMENT OBJECTIVE: The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a very broad portfolio of equity securities of medium-sized domestic companies based on a market index.

FUND BENCHMARK: RUSSELL MID CAP INDEX.

ADDITIONAL SPECIAL INVESTMENT RISKS: In addition to the investment risks applicable to all of the Equity Index Funds, the Mid-Cap Blend Index Fund is subject to more than modest company risk. Equity securities of medium-sized companies entail greater risk and their prices are usually more volatile than those of large companies. Securities issued by medium-sized companies also may be more difficult to buy or sell than securities issued by larger, more established companies.


SMALL-CAP GROWTH INDEX FUND

INVESTMENT OBJECTIVE: The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic growth companies based on a market index.

FUND BENCHMARK: RUSSELL 2000 GROWTH INDEX.

ADDITIONAL SPECIAL INVESTMENT RISKS: In addition to the investment risks applicable to all of the Equity Index Funds, the Small-Cap Growth Index Fund is subject to very substantial company risk and to style risk in that growth investing may fall out of favor with investors. The Fund is exposed to the risks of investing in equity securities of smaller companies. Small company securities may experience steeper fluctuations in price than the securities of larger companies. From time to time, the Fund may have to sell securities at a discount from current market prices or in small lots over an extended period. In addition, it may sometimes be difficult to find buyers for securities the Fund wishes to sell when a company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. The costs of purchasing and selling securities of smaller companies are sometimes greater than those of more widely traded securities.

The value of equity securities of "growth" oriented companies can fluctuate substantially for similar reasons. In addition, because the value of "growth" companies is a function of their expected earnings growth, there is a risk that such earnings growth may not occur or cannot be sustained.

SMALL-CAP VALUE INDEX FUND

INVESTMENT OBJECTIVE: The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic value companies based on a market index.

FUND BENCHMARK: RUSSELL 2000 VALUE INDEX.


ADDITIONAL SPECIAL INVESTMENT RISKS: In addition to the investment risks applicable to all of the Equity Index Funds, the Small-Cap Value Index Fund is subject to very substantial company risk and to style risk in that value investing may fall out of favor with investors. The Fund is exposed to the risks of investing in equity securities of smaller companies. Small company securities may experience steeper fluctuations in price than the securities of larger companies. From time to time, the Fund may have to sell securities at a discount from current market prices or in small lots over an extended period. In addition, it may sometimes be difficult to find buyers for securities the Fund wishes to sell when a company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. The costs of purchasing and selling securities of smaller companies are sometimes greater than those of more widely traded securities.

Similarly, equity securities that we believe are undervalued are subject to the risks that: (1) the issuer's potential business prospects are not realized; (2) their potential values are never recognized by the market; and (3) due to unanticipated or unforeseen problems associated with the issuer or industry, they were appropriately priced (or over-priced) when acquired.

SMALL-CAP BLEND INDEX FUND

INVESTMENT OBJECTIVE: The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index.

FUND BENCHMARK:  RUSSELL 2000 INDEX.

ADDITIONAL SPECIAL INVESTMENT RISKS: In addition to the investment risks applicable to all of the Equity Index Funds, the Small-Cap Blend Index Fund is subject to very substantial company risk in that it is exposed to the risks of investing in equity securities of smaller companies. Small company securities may experience steeper fluctuations in price than the securities of larger companies. From time to time, the Fund may have to sell securities at a discount from current market prices or in small lots over an extended period. In addition, it may sometimes be difficult to find buyers for securities the Fund wishes to sell when a company is not perceived favorably in the marketplace or during periods of poor economic or market conditions. The costs of purchasing and selling securities of smaller companies are sometimes greater than those of more widely traded securities.

INTERNATIONAL EQUITY INDEX FUND

INVESTMENT OBJECTIVE: The Fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.

FUND BENCHMARK:  MSCI EAFE INDEX.

ADDITIONAL SPECIAL INVESTMENT RISKS: In addition to the investment risks applicable to all of the Equity Index Funds, the International Equity Index Fund is subject to very substantial foreign investment risk. These risks are even more pronounced for investments in issuers located in countries with emerging economies and securities markets. The Fund may sometimes hold a significant amount of stocks of smaller, lesser-known companies whose stock prices may fluctuate more than those of larger companies.

In addition, investing in securities traded on foreign exchanges or in foreign markets can involve risks beyond those of domestic investing. These include: (1) changes in currency exchange rates; (2) possible imposition of market controls or currency exchange controls; (3) possible imposition of withholding taxes on dividends and interest; (4) possible seizure, expropriation or nationalization of assets; (5) more limited foreign financial information or difficulty in interpreting it because of foreign regulations and accounting standards; (6) the lower liquidity and higher volatility in some foreign markets; (7) the impact of political, social or diplomatic events; (8) the difficulty of evaluating some foreign economic trends; and (9) the possibility that a foreign government could restrict an issuer from paying principal and interest to investors outside the country. Brokerage commissions and transaction costs are often higher for foreign investments, and it may be harder to use foreign laws and courts to enforce financial or legal obligations.

The risks noted above often increase in countries with emerging markets. For example, these countries may have more unstable governments than developed countries, and their economies may be based on only a few industries. Because their securities markets may be very small, share prices may be volatile and difficult to establish. In addition, foreign investors such as the Fund are subject to a variety of special restrictions in many emerging countries.

SPECIALTY EQUITY FUNDS

TIAA-CREF Institutional Mutual Funds consists of the following Specialty Equity
Fund: the Social Choice Equity Fund.

SOCIAL CHOICE EQUITY FUND

INVESTMENT OBJECTIVE: The Fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests primarily in equity securities that meet its social criteria. The Fund attempts to track the return of the U.S. stock market as represented by the Russell 3000 Index, while investing only in companies whose activities are consistent with the Fund's social criteria. It does this by investing in companies included in the Kinder, Lydenberg, Domini & Co., Inc.'s ("KLD") Broad Market Social Index (the "BMSI"),(1) which is a

----------
(1) The Social Choice Equity Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with KLD Research & Analytics, Inc. KLD Research & Analytics, Inc. is not responsible for and has not reviewed the Fund, nor any associated literature or publications and it makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

KLD Research & Analytics, Inc.'s publication of the KLD Indexes in no way suggests or implies an opinion by it as to the attractiveness or appropriateness of investment in any or all securities upon which the KLD Indexes are based. KLD RESEARCH & ANALYTICS, INC. MAKES NO EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT subset of companies in the Russell 3000 Index screened to eliminate companies that do not meet certain "social" criteria. In this way, the Fund's portfolio approaches the overall investment characteristics of the Russell 3000 Index.

Companies that are currently excluded from the BMSI include:

o Companies that derive any revenues from the manufacture of alcohol or tobacco products;

o   Companies that derive any revenues from gambling;

o Companies that derive significant revenues from the production of military weapons; and

o Electric utilities that own interests in nuclear power plants or derive electricity from nuclear power plants in which they have any interest.

The remaining companies are then evaluated for their records in certain qualitative areas. Concerns in one area will not automatically eliminate the company from the BMSI. The following are some of the principal social criteria that KLD currently considers when selecting companies for inclusion in the BMSI:

o Safe and useful products, including a company's record with respect to product safety, marketing practices, commitment to quality and research and development;

o Employee relations, including a company's record with respect to labor matters, workplace safety, equal employment opportunities, employee benefit programs, non-U.S. operations, and meaningful participation in company profits either through stock purchase or profit sharing plans;

o Corporate citizenship, including a company's record with respect to philanthropic activities and community relations;

o Environmental performance, including a company's record with respect to fines or penalties, waste disposal, toxic emissions, efforts in waste reduction and emissions reduction, recycling, and environmentally beneficial fuels, products and services; and

o Diversity, including a company's record with respect to appointment of women and minorities to its board of directors and senior management positions.

--------------------------------------------------------------------------------
LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE KLD INDEXES OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

KLD Broad Market Social Index(SM) is derived from the constituents of the Russell 3000 Index. The Russell 3000 Index is a trademark/service mark of the Frank Russell Company ("FRC"). The use of the Russell 3000 Index as the universe for the KLD Broad Market Social Index in no way suggests or implies an opinion by FRC as to the attractiveness of the KLD Broad Market Social Index or of the investment in any or all of the securities upon which the Russell Indexes or KLD Indexes are based.

The BMSI is reconstituted once a year based on an updated list of the companies comprising the Russell 3000 Index. As of January 2002, the BMSI comprised approximately 2,346 companies in the Russell 3000 that passed certain exclusionary and qualitative screens.

The Fund may invest in U.S. Government securities and in securities issued by foreign governments or their agencies or instrumentalities as approved by our Corporate Governance and Social Responsibility Committee. The Fund may invest up to 15% of its total assets in foreign investments.

SPECIAL INVESTMENT RISKS: The Fund is subject to market risk, company risk, moderate index risk and moderate foreign investment risk. In addition, because its social criteria exclude securities of certain issuers for non-financial reasons, this Fund may forgo some market opportunities available to Funds that don't use these criteria. As with any mutual fund, you can lose money by investing in this Fund.

WHO MAY WANT TO INVEST: The Fund may be appropriate for investors who seek a broadly-based equity investment that excludes companies based on certain "social" criteria.

REAL ESTATE SECURITIES FUND

RISKS OF INVESTING IN THE REAL ESTATE SECURITIES FUND
An investment in the Real Estate Securities Fund will be subject to the following principal investment risks described below:

o MARKET RISK-- An investment in the Real Estate Securities Fund will be subject to MARKET RISK, which is described above on page 3.

o COMPANY RISK (often called FINANCIAL RISK)-- An investment in the Real Estate Securities Fund will be subject to COMPANY RISK, which is described above on page 3.

To the extent that the Real Estate Securities Fund invests in fixed-income securities, an investment in the Real Estate Securities Fund will be subject to the principal investment risks associated with the Fixed-Income Funds (namely, INCOME VOLATILITY, CREDIT RISK, INTEREST RATE RISK and PREPAYMENT RISK AND EXTENSION RISK), which are described below on page 21.

In addition to the principal investment risks set forth above, special risks associated with the Real Estate Securities Fund are discussed in the following Fund summary. The use of a particular benchmark index by the Real Estate Securities Fund is not a fundamental policy and can be changed.

NO ONE CAN ASSURE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE AND INVESTORS SHOULD NOT CONSIDER ANY ONE FUND TO BE A COMPLETE INVESTMENT PROGRAM. AS WITH ALL MUTUAL FUNDS, THERE IS A RISK THAT AN INVESTOR COULD LOSE MONEY BY INVESTING IN A FUND.

REAL ESTATE SECURITIES FUND

INVESTMENT OBJECTIVE: The Fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity and fixed-income securities of companies principally engaged in or related to the real estate industry.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 80% of its net assets in the equity and fixed-income securities of companies that are principally engaged in or related to the real estate industry ("real estate securities"), including those that own significant real estate assets, such as real estate investment trusts ("REITs"). The Fund is actively managed using a research-oriented process with a focus on cash flows, asset values and our belief of managements' ability to increase shareholder value. The Fund does not invest directly in real estate. The Fund concentrates its investments in the real estate industry and is not diversified (see "Special Investment Risks" below).

An issuer is principally "engaged in" or principally "related to" the real estate industry if at least 50% of its total assets, gross income, or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. The Fund typically invests in securities issued by equity REITs (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools), real estate brokers and developers, homebuilders, companies that manage real estate, and companies that own substantial amounts of real estate. Businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that make or service mortgage loans.

The Fund also may invest up to 10% of its total assets in real estate securities of foreign issuers and up to 20% of its total assets in equity and debt securities of issuers that are not engaged in or related to the real estate industry. The benchmark index for the Fund is the Wilshire Real Estate Securities Index.

SPECIAL INVESTMENT RISKS: The Fund is subject to interest rate risk, income risk, substantial market risk and very substantial company risk. It is also subject to risks arising from the fact that, unlike the other Funds, it is not a diversified investment company. As a "non-diversified" investment company, the Fund can invest in fewer individual companies than a diversified company. Because it concentrates its investments in only one industry and often holds securities of relatively few issuers, the value of its portfolio is likely to experience greater fluctuations and may be subject to a greater risk of loss than those of other mutual funds.

There are significant risks inherent in the investment objective and strategies of the Real Estate Securities Fund. Because of its objective of investing in, among other things, the securities of companies that own, construct, manage or sell residential, commercial or industrial real estate, it is subject to all of the risks associated with the ownership of real estate. These risks include: declines in the value of real estate, negative changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, decreases in property revenues, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, increases in prevailing interest rates, and costs resulting from the clean-up of environmental problems. Because of its objective of investing in the securities of issuers whose products and services are engaged in or related to the real estate industry, it is subject to the risk that the value of such securities will be negatively affected by one or more of these risks.

In addition to these risks, equity REITs may be affected by changes in the value of the underlying property of the trusts, while mortgage REITs may be affected by changes in the quality of any credit extended. Both equity and mortgage REITs are dependent upon management skill and may not be diversified themselves. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for special tax treatment under the Code or failing to meet other applicable regulatory requirements. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in their trust document. In acquiring the securities of REITs, the Fund runs the risk that they will sell them at an inopportune time.

The Fund is also exposed to the risks associated with investing in the securities of smaller companies, as often companies in the real estate industry are smaller, lesser-known companies. These securities may fluctuate in value more than those of larger companies because some smaller companies may depend on narrow product lines, have limited track records, lack depth of management, or have thinly-traded securities. As with any mutual fund, you can lose money by investing in this Fund.

WHO MAY WANT TO INVEST: The Fund may be appropriate for investors who want capital appreciation and income, who are looking to diversify their investments by investing in real estate securities, and who are willing to accept the risk of investing in real estate securities.




FIXED-INCOME FUNDS

TIAA-CREF Institutional Mutual Funds consists of two Funds that primarily invest in fixed-income securities: the Bond Fund and the Inflation-Linked Bond Fund.

RISKS OF INVESTING IN THE FIXED-INCOME FUNDS

An investment in a Fixed-Income Fund will be subject to the following principal investment risks described below:

o INCOME VOLATILITY--INCOME VOLATILITY refers to the degree and speed with which changes in prevailing market interest rates diminish the level of current income from a portfolio of fixed-income securities. The risk of INCOME VOLATILITY is the risk that the level of current income from a portfolio of fixed-income securities declines in certain interest rate environments.

o CREDIT RISK (a type of COMPANY RISK)--The risk that a decline in a company's financial position may prevent it from making principal and interest payments on fixed-income securities when due. CREDIT RISK relates to the ability of an issuer of a fixed-income security to pay principal and interest on the security on a timely basis and is the risk that the issuer could default on its obligations, thereby causing a Fund to lose its investment in the security.

o INTEREST RATE RISK (A TYPE OF MARKET RISK)--The risk that the value or yield of fixed-income securities may decline if interest rates change. In general, when prevailing interest rates decline, the market value of fixed-income securities (particularly those paying a fixed rate of interest) tends to increase. Conversely, when prevailing interest rates increase, the market value of fixed-income securities (particularly those paying a fixed rate of interest) tends to decline. Depending on the timing of the purchase of a fixed-income security and the price paid for it, changes in prevailing interest rates may increase or decrease the security's yield.

o PREPAYMENT RISK AND EXTENSION RISK--PREPAYMENT RISK AND EXTENSION RISK are normally present in adjustable-rate mortgage loans, mortgage-backed securities and other asset-backed securities. For example, homeowners have the option to prepay their mortgages. Therefore, the duration of a security backed by home mortgages can either shorten (PREPAYMENT RISK) or lengthen (EXTENSION RISK). If interest rates on new mortgage loans fall sufficiently below the interest rates on existing outstanding mortgage loans, the rate of prepayment generally increases. Conversely, if mortgage loan interest rates rise above the interest rates on existing outstanding mortgage loans, the rate of prepayment generally decreases. In either case, a change in the prepayment rate and the resulting change in duration of fixed-income securities held by a Fund can result in losses to investors in the Fund.

In addition to the principal investment risks set forth above, special risks associated with a particular Fixed-Income Fund are discussed in the following Fund summaries. The use of a particular benchmark index by a Fund is not a fundamental policy and can be changed.

NO ONE CAN ASSURE THAT A FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE AND INVESTORS SHOULD NOT CONSIDER ANY ONE FUND TO BE A COMPLETE INVESTMENT PROGRAM. AS WITH ALL MUTUAL FUNDS, THERE IS A RISK THAT AN INVESTOR COULD LOSE MONEY BY INVESTING IN A FUND.

BOND FUND

INVESTMENT OBJECTIVE: The Fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment grade fixed-income securities.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 80% of its net assets in investment grade bonds and other fixed-income securities. Bonds of this type may include U.S. Government securities, corporate bonds and mortgage-backed or other asset-backed securities. We don't rely exclusively on rating agencies when making investment decisions. Instead, we also do our own credit analysis, paying particular attention to economic trends and other market events. The Fund overweights or underweights individual securities or sectors relative to its benchmark index, the Lehman Brothers Aggregate Bond Index, when we believe that we can take advantage of what appear to be undervalued, overlooked or misunderstood issuers that offer the potential to boost returns above that of the index. The Fund is managed to maintain a duration that is similar to the Lehman Brothers Aggregate Bond Index. Duration is the approximate percentage change in the price of a bond in response to a change in prevailing interest rates. As of August 31, 2002, the duration of the Lehman Brothers Aggregate Bond Index was 4.02 years. By keeping the duration of the Fund close to that of the index, the returns due to changes in interest rates should be similar between the Fund and the index. The Fund may invest up to 15% of its total assets in fixed-income securities of foreign issuers.

The Bond Fund's investments in mortgage-backed securities can include pass-through securities sold by private, governmental and government-related organizations and collateralized mortgage obligations ("CMOs"). Mortgage pass-through securities are created when mortgages are pooled together and interests in the pool are sold to investors. The cash flow from the underlying mortgages is "passed through" to investors in periodic principal and interest payments. CMOs are obligations that are fully collateralized directly or indirectly by a pool of mortgages from which payments of principal and interest are dedicated to the payment of principal and interest.

The Fund may use an investment strategy called "mortgage rolls" (also referred to as "dollar rolls"), in which the Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. If such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will enhance the investment performance of the Fund compared with what such performance would have been without the use of mortgage rolls. Realizing benefits from the use of mortgage rolls depends upon Advisors' ability to predict correctly mortgage prepayments and interest rates.

The Fund may also engage in duration-neutral relative value trading, a strategy in which we buy and sell government bonds of identical credit quality but different maturity dates in an attempt to take advantage of spread differentials along the yield curve. The duration-neutral relative value trading strategy is designed to enhance the Fund's returns but increases the Fund's portfolio turnover rate.

SPECIAL INVESTMENT RISKS: The Fund is subject to substantial interest rate risk and significant prepayment/extension risk as well as company risk, income risk, moderate credit risk, moderate foreign investment risk and moderate index risk. The value of securities held by the Fund changes in response to daily changes in prevailing market interest rates. Although the Fund invests primarily in investment grade securities, market values for such securities can still vary independent of interest rate changes, depending upon the market evaluation of general credit conditions and liquidity.

Under the Fund's mortgage roll investment strategy, there is a risk that Advisors will not correctly predict mortgage prepayments and interest rates, which will diminish the investment performance of the Fund compared with what such performance would have been without the use of the strategy.

Securities originally rated "investment grade" are sometimes downgraded later on, should a ratings agency like Moody's or S&P believe the issuer's business outlook or creditworthiness has deteriorated. We will attempt to sell any security held by the Fund which is downgraded to a below investment grade rating as promptly as possible, consistent with the best interests of the Fund. Lower-rated bonds can at times be harder to sell than investment grade bonds, and their prices can be more volatile and more difficult to determine than the prices of higher-quality securities. As with any mutual fund, you can lose money by investing in this Fund.

Also, the Fund may experience high portfolio turnover, which can have a negative impact on the Fund's performance.

WHO MAY WANT TO INVEST: The Fund may be appropriate for those who want to invest in a general high-quality fixed-income mutual fund.

INFLATION-LINKED BOND FUND

INVESTMENT OBJECTIVE: The Fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-indexed bonds.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests at least 80% of its net assets in inflation-indexed bonds - fixed-income securities whose returns are designed to track a specified inflation index over the life of the security. Typically, the Fund will invest in U.S. Treasury Inflation-Indexed Securities ("TIIS"). The Fund can also invest in (1) other inflation-indexed bonds issued or guaranteed by the U.S. Government or its agencies, by corporations and other U.S. domiciled issuers, as well as foreign governments, and (2) money market instruments or other short-term securities.

Like conventional bonds, inflation-indexed bonds generally pay interest at fixed intervals and return the principal at maturity. Unlike conventional bonds, an inflation-indexed bond's principal or interest is adjusted periodically to reflect changes in a specified inflation index. Inflation-indexed bonds are designed to preserve purchasing power over the life of the bond while paying a "real" rate of interest (I.E., a return over and above the inflation rate). These bonds are generally issued at a fixed interest rate that is lower than that of conventional bonds of comparable maturity and quality, but they generally retain their value against inflation over time.

The principal amount of a TIIS bond is adjusted periodically for inflation using the Consumer Price Index for All Urban Consumers ("CPI-U"). Interest is paid twice a year. The interest rate is fixed, but the amount of each interest payment varies as the principal is adjusted for inflation. The principal amount of a TIIS instrument may diminish in times of deflation. However, the U.S. Treasury guarantees that the final principal payment at maturity is at least the original principal amount of the bond. The interest and principal components of the bonds may be "stripped" or sold separately. The Fund can buy or sell either component.

The Fund may also invest in inflation-indexed bonds issued or guaranteed by foreign governments and their agencies, as well as other foreign issuers. These investments are usually designed to track the inflation rate in the issuing country. Under most circumstances, the Fund's investments in inflation-linked bonds of foreign issuers is generally less than 25% of its total assets.

The Fund is managed to maintain a duration that is similar to its benchmark index, the Salomon Smith Barney Inflation-Linked Bond Index. Duration is the approximate percentage change in the price of a bond in response to a change in prevailing interest rates. As of August 31, 2002, the duration of the Salomon Smith Barney Inflation-Linked Bond Index was 9.81 years. By keeping the duration of the Fund close to that of the index, the returns due to changes in interest rates should be similar between the Fund and the index. Typically, the Fund will invest in corporate and foreign inflation-indexed bonds that are similar in duration and maturity as those of domestic inflation-indexed bonds.


The Fund also may invest in any of the fixed-income securities in which the Bond Fund invests, provided that no more than 5% of its total assets are invested in fixed-income securities rated below investment grade. The benchmark index for the Fund is the Salomon Smith Barney Inflation-Linked Bond Index.


SPECIAL INVESTMENT RISKS: The Fund is subject to interest rate risk. As a result, its total return may not actually track the selected inflation index every year. Market values of inflation-indexed bonds can be affected by changes in the market's inflation expectations or changes in real rates of interest. Also, the CPI-U may not accurately reflect the true rate of inflation. If the market perceives that the index used by TIIS does not accurately reflect inflation, the market value of those bonds could be adversely affected. In addition, the Fund may be subject to certain tax risks that are described below in "Taxes." As with any mutual fund, you can lose money by investing in this Fund.


WHO MAY WANT TO INVEST: The Fund may be appropriate for investors who are especially concerned about protecting their investments from the adverse effects of inflation, seek a modest "real" rate of return (I.E., greater than the inflation rate) and want to balance their holdings in stocks, conventional fixed-income securities, and other investments with an investment in a "value preservation" option.

MONEY MARKET FUND

TIAA-CREF Institutional Mutual Funds consists of one Fund that primarily invests in high-quality, short-term money market instruments. This Fund is described below.

MONEY MARKET FUND

INVESTMENT OBJECTIVE: The Fund seeks high current income consistent with maintaining liquidity and preserving capital.

PRINCIPAL INVESTMENT STRATEGIES: The Fund invests primarily in high-quality short-term money market instruments. It limits its investments to securities that present minimal credit risk and are rated in the highest rating categories for short-term instruments. The benchmark index for the Fund is the iMoneyNet Money Fund Report Average - All Taxable.

SPECIAL INVESTMENT RISKS: The principal risk of investing in the Money Market Fund is CURRENT INCOME RISK--that is, the income the Fund receives may fall as a result of a decline in interest rates. To a lesser extent, the Fund is also subject to MARKET RISK and COMPANY RISK, which are described above on page 3, and INCOME VOLATILITY, INTEREST RATE RISK and PREPAYMENT RISK AND EXTENSION RISK, which are described above on page 21. The use of the Money Market Fund's benchmark index by a Fund is not a fundamental policy and can be changed. No one can assure that a Fund will achieve its investment objective and investors should not consider any one Fund to be a complete investment program. An investment in the Money Market Fund, like the other Funds, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


WHO MAY WANT TO INVEST: The Fund may be suitable for conservative investors who are looking for a high degree of principal stability and liquidity, and are willing to accept returns that may be lower than those offered by longer-term fixed-income investments.

PAST PERFORMANCE

The bar charts and performance table help illustrate some of the risks of investing in the Funds, and how investment performance varies. The bar charts present information for the Institutional Class shares of the Growth Equity Fund, the Growth & Income Fund, the International Equity Fund, the Equity Index Fund, the Social Choice Equity Fund, the Bond Fund and the Money Market Fund only, because the other Funds comprising the TIAA-CREF Institutional Mutual Funds were formed in 2002 and thus do not have annual returns for at least one calendar year. The bar charts and performance table also do not present information about Retirement Class and Retail Class shares because shares of the Retirement Class and Retail Class were not available during the time periods shown. The bar charts show each Fund's performance, before taxes, in 2000 and 2001, and below each chart we note each Fund's best and worst returns for a calendar quarter since 2000 and the Fund's performance for the six month period ended June 30, 2002. The performance table following the charts shows each Fund's returns (before and after taxes) over the 2001 calendar year and since inception for the Institutional Class shares only, and how those returns compare to those of broad-based securities market indexes. How the Funds have performed (before and after taxes) in the past is not necessarily an indication of how they will perform in the future.


GROWTH EQUITY FUND


                           [bar chart]

                           -20.34%                      -22.88%
                           2000                         2001

Best quarter: 15.69%, for the quarter ended December 31, 2001. Worst quarter:
-22.50%, for the quarter ended March 31, 2001. The Fund's performance for the period of January 1, 2002 to June 30, 2002 was -22.76%.

GROWTH & INCOME FUND

                           [bar chart]

                           -7.94%                      -12.79%
                           2000                        2001

Best quarter: 10.79%, for the quarter ended December 31, 2001. Worst quarter:
-14.53%, for the quarter ended September 30, 2001. The Fund's performance for the period of January 1, 2002 to June 30, 2002 was -15.19%.

INTERNATIONAL EQUITY FUND

                           [bar chart]

                           -19.14%                     -23.07%
                           2000                        2001

Best quarter: 7.21%, for the quarter ended December 31, 2001. Worst quarter:
-14.92%, for the quarter ended March 31, 2001. The Fund's performance for the period of January 1, 2002 to June 30, 2002 was -0.82%.

EQUITY INDEX FUND

                           [bar chart]

                           -7.74%                      -11.40%
                           2000                        2001

Best quarter: 11.57%, for the quarter ended December 31, 2001. Worst quarter:
-15.16%, for the quarter ended September 30, 2001. The Fund's performance for the period of January 1, 2002 to June 30, 2002 was -12.32%.


SOCIAL CHOICE EQUITY FUND

                           [bar chart]

                           -6.64%                      -12.54%
                           2000                        2001

Best quarter: 10.23%, for the quarter ended December 31, 2001. Worst quarter:
-13.38%, for the quarter ended September 30, 2001. The Fund's performance for the period of January 1, 2002 to June 30, 2002 was -12.56%.

BOND FUND
                           [bar chart]

                           11.71%                      8.20%
                           2000                        2001

Best quarter: 5.02%, for the quarter ended September 30, 2001. Worst quarter:
-0.37%, for the quarter ended December 31, 2001. The Fund's performance for the period of January 1, 2002 to June 30, 2002 was 3.76%.

MONEY MARKET FUND

                           [bar chart]

                           6.45%                       4.09%
                           2000                        2001

Best quarter: 1.65%, for the quarter ended December 31, 2000. Worst quarter:
0.61%, for the quarter ended December 31, 2001. The Fund's performance for the period of January 1, 2002 to June 30, 2002 was 0.84%.

AVERAGE ANNUAL TOTAL RETURNS FOR INSTITUTIONAL CLASS SHARES
(BEFORE AND AFTER TAXES)

                                             ONE YEAR           SINCE INCEPTION
                                       (JANUARY 1, 2001 TO     (JULY 1, 1999 TO
                                        DECEMBER 31, 2001)    DECEMBER 31, 2001)
                                        ------------------    ------------------
GROWTH EQUITY FUND
   Return Before Taxes                        -22.88%               -11.82%
   Return After Taxes on Distributions        -22.97%               -12.10%
   Return After Taxes on Distributions        -13.93%                -9.26%
     and Sale of Fund Shares
   Russell 1000 Growth Index                  -20.42%               -25.58%

GROWTH & INCOME FUND
   Return Before Taxes                        -12.79%                -5.46%
   Return After Taxes on Distributions        -13.12%                -5.99%
   Return After Taxes on Distributions         -7.79%                -4.51%
     and Sale of Fund Shares
   S&P 500 Index                              -11.89%                -5.72%

INTERNATIONAL EQUITY FUND
   Return Before Taxes                        -23.07%                -3.18%
   Return After Taxes on Distributions        -23.29%                -3.92%
   Return After Taxes on Distributions        -13.99%                -2.71%
     and Sale of Fund Shares
   MSCI EAFE Index                            -21.55%                -7.51%

EQUITY INDEX FUND
   Return Before Taxes                        -11.40%                -4.76%
   Return After Taxes on Distributions        -11.64%                -5.23%
   Return After Taxes on Distributions         -6.94%                -3.96%
     and Sale of Fund Shares
   Russell 3000 Index                         -11.46%                -4.56%

SOCIAL CHOICE EQUITY FUND
   Return Before Taxes                        -12.54%                -5.43%
   Return After Taxes on Distributions        -12.89%                -6.08%
   Return After Taxes on Distributions         -7.63%                -4.60%
     and Sale of Fund Shares
   Russell 3000 Index                         -11.46%                -4.56%
   S&P 500 Index                              -11.89%                -5.72%

BOND FUND
   Return Before Taxes                          8.20%                 8.12%
   Return After Taxes on Distributions          5.15%                 5.14%
   Return After Taxes on Distributions          4.98%                 5.00%
     and Sale of Fund Shares
   Lehman Brothers Aggregate Bond Index         8.44%                 8.16%

MONEY MARKET FUND
   Return Before Taxes                          4.09%                 5.29%
   iMoneyNet Money Fund Report Average -
     All Taxable                                3.65%                 4.78%

--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on the investor's tax situation and may differ from those shown.

The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(a), 401(k) or 403(b) plans or IRAs.

The table only presents the after-tax returns of the Institutional Class shares. After-tax returns of Retirement Class and Retail Class shares will vary.

The benchmark indices reflect no deductions for fees, expenses or taxes.


On July 1, 2002, the Social Choice Equity Fund began to use the Russell 3000 Index as its benchmark index. Prior to that date, the benchmark index for the Social Choice Equity Fund was the S&P 500 Index Fund. Because the Social Choice Equity Fund began investing in the KLD BMSI, a socially screened subset of companies in the Russell 3000 Index, the Social Choice Equity Fund believed it was more appropriate to use the Russell 3000 Index, as opposed to the S&P 500 Index, as its benchmark index.


For the Money Market Fund's most current 7-day yield, please call us at 800 897-9069.

FEES AND EXPENSES

The Funds offer three different classes of shares. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs.

FEES AND EXPENSES FOR THE RETIREMENT CLASS SHARES

The following tables describe the fees and expenses that you pay if you buy and hold Retirement Class shares of the Funds:

SHAREHOLDER FEES (DEDUCTED DIRECTLY                                 RETIREMENT
FROM GROSS AMOUNT OF TRANSACTION)                                      CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
  (percentage of offering price)                                        0%
Maximum Deferred Sales Charge                                           0%
Maximum Sales Charge Imposed on Reinvested Dividends
  and Other Distributions                                               0%
Redemption Fee                                                          0%
Exchange Fee                                                            0%
Maximum Account Fee                                                     0%
--------------------------------------------------------------------------------

           ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
                                                                    Total Annual
                                  Manage-    Distribution           Fund
                                  ment       (12b-1)      Other     Operating
                                  Fees       Fees(1)      Expenses  Expenses
--------------------------------------------------------------------------------
Growth & Income Fund              0.08%      0.04%        0.31%      0.43%

International Equity Fund         0.09%      0.04%        0.37%      0.50%

Large-Cap Value Fund              0.08%      0.04%        0.31%      0.43%

Mid-Cap Growth Fund               0.08%      0.04%        0.31%      0.43%

Mid-Cap Value Fund                0.08%      0.04%        0.31%      0.43%

Small-Cap Equity Fund             0.08%      0.04%        0.31%      0.43%

Large-Cap Growth Index Fund       0.04%      0.04%        0.29%      0.37%

Large-Cap Value Index Fund        0.04%      0.04%        0.29%      0.37%

S&P 500 Index Fund                0.04%      0.04%        0.29%      0.37%

Mid-Cap Growth Index Fund         0.04%      0.04%        0.29%      0.37%

Mid-Cap Value Index Fund          0.04%      0.04%        0.29%      0.37%

Mid-Cap Blend Index Fund          0.04%      0.04%        0.29%      0.37%

Small-Cap Growth Index Fund       0.04%      0.04%        0.29%      0.37%

Small-Cap Value Index Fund        0.04%      0.04%        0.29%      0.37%

Small-Cap Blend Index Fund        0.04%      0.04%        0.29%      0.37%

International Equity Index Fund   0.04%      0.04%        0.36%      0.44%

Social Choice Equity Fund         0.04%      0.04%        0.29%      0.37%

Real Estate Securities Fund       0.09%      0.04%        0.31%      0.44%


(1) The Funds have adopted distribution plans pursuant to 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") that permits Retirement Class shares to reimburse Teachers Personal Investors Services, Inc. ("TPIS"), a subsidiary of TIAA and principal underwriter for the Funds, for certain promotional expenses of selling Retirement Class shares in an amount up to 0.04% of the net asset value of the shares on an annual basis.

EXAMPLE

The following example is intended to help you compare the cost of investing in Retirement Class shares of the following Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                     1 Year           3 Years
-------------------------------------------------------------------------------
Growth & Income Fund                                  $44              $138

International Equity Fund                             $51              $160

Large-Cap Value Fund                                  $44              $138

Mid-Cap Growth Fund                                   $44              $138

Mid-Cap Value Fund                                    $44              $138

Small-Cap Equity Fund                                 $44              $138

Large-Cap Growth Index Fund                           $38              $119

Large-Cap Value Index Fund                            $38              $119

S&P 500 Index Fund                                    $38              $119

Mid-Cap Growth Index Fund                             $38              $119

Mid-Cap Value Index Fund                              $38              $119

Mid-Cap Blend Index Fund                              $38              $119

Small-Cap Growth Index Fund                           $38              $119

Small-Cap Value Index Fund                            $38              $119

Small-Cap Blend Index Fund                            $38              $119

International Equity Index Fund                       $45              $141

Social Choice Equity Fund                             $38              $119

Real Estate Securities Fund                           $45              $141


FEES AND EXPENSES FOR THE INSTITUTIONAL CLASS SHARES

The following tables describe the fees and expenses that you pay if you buy and hold Institutional Class shares of the Funds:


SHAREHOLDER FEES (DEDUCTED DIRECTLY                                INSTITUTIONAL
FROM GROSS AMOUNT OF TRANSACTION)                                      CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
  (percentage of offering price)                                         0%
Maximum Deferred Sales Charge                                            0%
Maximum Sales Charge Imposed on Reinvested Dividends
  and Other Distributions                                                0%
Redemption Fee                                                           0%
Exchange Fee                                                             0%
Maximum Account Fee                                                      0%

           ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)


--------------------------------------------------------------------------------
                                                                      Total
                                                                      Annual
                                            Manage-                   Fund
                                            ment         Other        Operating
                                            Fees         Expenses     Expenses
--------------------------------------------------------------------------------
  Growth Equity Fund                        0.08%        0.06%        0.14%

  Growth & Income Fund                      0.08%        0.06%        0.14%

  International Equity Fund                 0.09%        0.11%        0.20%

  Large-Cap Value Fund                      0.08%        0.06%        0.14%

  Mid-Cap Growth Fund                       0.08%        0.06%        0.14%

  Mid-Cap Value Fund                        0.08%        0.06%        0.14%

  Small-Cap Equity Fund                     0.08%        0.06%        0.14%

  Large-Cap Growth Index Fund               0.04%        0.04%        0.08%

  Large-Cap Value Index Fund                0.04%        0.04%        0.08%

  Equity Index Fund                         0.04%        0.04%        0.08%

  S&P 500 Index Fund                        0.04%        0.04%        0.08%

  Mid-Cap Growth Index Fund                 0.04%        0.04%        0.08%

  Mid-Cap Value Index Fund                  0.04%        0.04%        0.08%

  Mid-Cap Blend Index Fund                  0.04%        0.04%        0.08%

  Small-Cap Growth Index Fund               0.04%        0.04%        0.08%

  Small-Cap Value Index Fund                0.04%        0.04%        0.08%

  Small-Cap Blend Index Fund                0.04%        0.04%        0.08%

  International Equity Index Fund           0.04%        0.11%        0.15%

  Social Choice Equity Fund                 0.04%        0.04%        0.08%

  Real Estate Securities Fund               0.09%        0.06%        0.15%

  Inflation-Linked Bond Fund                0.09%        0.05%        0.14%

  Money Market Fund                         0.04%        0.05%        0.09%

EXAMPLE

The following example is intended to help you compare the cost of investing in Institutional Class shares of the following Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                        1 Year     3 Years   5 Years   10 Years
--------------------------------------------------------------------------------
Growth Equity Fund                       $14         $45       $79       $179

Growth & Income Fund                     $14         $45       $79       $179

International Equity Fund                $20         $64       $113      $255

Large-Cap Value Fund                     $14         $45       N/A       N/A

Mid-Cap Growth Fund                      $14         $45       N/A       N/A

Mid-Cap Value Fund                       $14         $45       N/A       N/A

Small-Cap Equity Fund                    $14         $45       N/A       N/A

Large-Cap Growth Index Fund              $ 8         $26       N/A       N/A

Large-Cap Value Index Fund               $ 8         $26       N/A       N/A

Equity Index Fund                        $ 8         $26       $45       $103

S&P 500 Index Fund                       $ 8         $26       N/A       N/A

Mid-Cap Growth Index Fund                $ 8         $26       N/A       N/A

Mid-Cap Value Index Fund                 $ 8         $26       N/A       N/A

Mid-Cap Blend Index Fund                 $ 8         $26       N/A       N/A

Small-Cap Growth Index Fund              $ 8         $26       N/A       N/A

Small-Cap Value Index Fund               $ 8         $26       N/A       N/A

Small-Cap Blend Index Fund               $ 8         $26       N/A       N/A

International Equity Index Fund          $15         $48       N/A       N/A

Social Choice Equity Fund                $ 8         $26       $45       $103

Real Estate Securities Fund              $15         $48       N/A       N/A

Inflation-Linked Bond Fund               $14         $45       $79       $179

Money Market Fund                        $ 9         $29       $51       $115


FEES AND EXPENSES FOR THE RETAIL CLASS SHARES

The following tables describe the fees and expenses that you pay if you buy and hold Retail Class shares of the Funds:

SHAREHOLDER FEES (DEDUCTED DIRECTLY                                   RETAIL
FROM GROSS AMOUNT OF TRANSACTION)                                      CLASS
--------------------------------------------------------------------------------
Maximum Sales Charge Imposed on Purchases
  (percentage of offering price)                                        0%
Maximum Deferred Sales Charge                                           0%
Maximum Sales Charge Imposed on Reinvested Dividends
  and Other Distributions                                               0%
Redemption Fee                                                          0%
Exchange Fee                                                            0%
Maximum Annual Account Fee                                            $25(1)

(1) This low balance fee is assessed annually on all accounts below $1,500, and is waived for investors who either have $50,000 or more invested with TIAA-CREF entities or who have set up an automatic investment program investing at least $100 per month.

           ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                 Total
                                                                 Annual
                                     Management                  Fund
                                     Fees          Other         Operating
                                                   Expenses      Expenses
--------------------------------------------------------------------------------

Large-Cap Value Fund                 0.08%         0.36%         0.44%
Mid-Cap Growth Fund                  0.08%         0.36%         0.44%
Mid-Cap Value Fund                   0.08%         0.36%         0.44%
Small-Cap Equity Fund                0.08%         0.22%         0.30%
Real Estate Securities Fund          0.09%         0.36%         0.45%
Inflation-Linked Bond Fund           0.09%         0.21%         0.30%


EXAMPLE


The following example is intended to help you compare the cost of investing in Retail Class shares of the following Funds with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5 percent return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                     1 Year           3 Years
--------------------------------------------------------------------------------

Large-Cap Value Fund                                  $45              $141

Mid-Cap Growth Fund                                   $45              $141

Mid-Cap Value Fund                                    $45              $141

Small-Cap Equity Fund                                 $31              $ 97

Real Estate Securities Fund                           $46              $144

Inflation-Linked Bond Fund                            $31              $ 97



INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

INVESTMENT MANAGEMENT STYLES

GROWTH INVESTING. This is a portfolio management style that involves seeking securities of issuers with above-average recent earnings growth rates and a reasonable likelihood of maintaining such rates in the foreseeable future. Typically, such securities are those of issuers with favorable long-term growth prospects. Such issuers often are companies with a strong competitive position within their industry or a competitive position within a very strong industry. Generally, growth investing entails analyzing the quality of an issuer's earnings (I.E., the degree to which earnings are derived from sustainable, cash-based sources), and analyzing issuers as if one would be buying the company or its business, not simply trading its securities. Growth investing may also involve fundamental research about and qualitative analysis of particular companies in order to identify and take advantage of potential short-term earnings increases that are not reflected in the current price of the company's securities.

VALUE INVESTING. This is a portfolio management style that typically involves seeking securities that:

    o Exhibit low relative financial ratios (such as stock price-to-book value, stock price-to-earnings and stock price-to-cash flow);

    o Can be acquired for less than what one believes is the issuer's potential value; and

    o   Appear attractive using discounted cash flow models.

Value oriented investments may include securities of companies in cyclical industries during periods when such securities appear to have strong potential for capital appreciation, or securities of "special situation" companies. A special situation company is one that is believed to have potential for significant future earnings growth, but has not performed well in the recent past. Such companies may include ones undergoing management changes, corporate or asset restructuring, or ones having significantly undervalued assets. Identifying special situation companies and establishing an issuer's potential value involves fundamental research and analysis of such companies and issuers.

MORE ABOUT BENCHMARK AND OTHER INDICES

ACTIVE EQUITY FUNDS USING THE DUAL INVESTMENT MANAGEMENT STRATEGY


GROWTH EQUITY FUND

The benchmark index for the GROWTH EQUITY FUND is the Russell 1000 Growth Index. The Russell 1000 Growth Index is a sub-set of the Russell 1000 Index, which represents the top 1,000 U.S. equity securities in market capitalization. The Russell 1000 Growth Index represents those Russell 1000 Index securities with higher relative forecasted growth rates and price/book ratios. The Russell 1000 Growth Index has higher weightings in those sectors of the market with typically higher relative valuations and higher growth rates, including sectors such as technology, health care and telecommunications. As of June 30, 2002, the market capitalization of companies in the Russell 1000 Growth Index ranged from $420 million to $296.2 billion, with a mean market capitalization of $11.9 billion and a median market capitalization of $3.2 billion. The Frank Russell Company determines the composition of the index based on a combination of factors including market capitalization, price/book ratio and long-term growth rate, and can change its composition at any time. The Russell 1000 Growth Index is not a mutual fund and you cannot invest directly in the index.


GROWTH & INCOME FUND

The benchmark index for the GROWTH & INCOME FUND is the S&P 500 Index. The S&P 500 Index is a market capitalization-weighted index of the 500 largest capitalized stocks in the U.S. that is widely recognized as a guide to the overall health of the U.S. stock market. The index covers industrial, utility, transportation and financial companies of the U.S. markets. The index represents over 75% of the New York Stock Exchange ("NYSE") market capitalization and 15% of NYSE issues. Standard & Poor's determines the composition of the index based on a combination of factors including market capitalization, liquidity and industry group representation and can change its composition at any time. The S&P 500 Index is not a mutual fund and you cannot invest directly in the index.

INTERNATIONAL EQUITY FUND

The benchmark index for the INTERNATIONAL EQUITY FUND is the MSCI EAFE Index. The MSCI EAFE Index tracks the performance of the leading stocks in 21 MSCI developed countries outside of North America - in Europe, Australasia and the Far East. The MSCI EAFE Index constructs indices country by country, then assembles the country indices into regional indices. To construct an MSCI country index, the MSCI EAFE Index analyzes each stock in that country's market based on its price, trading volume and significant owners. The stocks are sorted by industry group, and the most "investable" stocks (as determined by size and trading volume) are selected until 85 percent of the free float adjusted market representation of each industry is reached. MSCI country indices capture 85 percent of each country's free float adjusted market capitalization while maintaining the overall industry exposure of the market. When combined as the MSCI EAFE Index, the regional index captures 85 percent of the free float adjusted market capitalization of 21 developed countries around the world.


The MSCI EAFE Index is primarily a large-capitalization index, with approximately 65 percent of its stocks falling in this category. Morgan Stanley determines the composition of the index based on a combination of factors including regional/country exposure, price, trading volume and significant owners, and can change its composition at any time. The MSCI EAFE Index is not a mutual fund and you cannot invest directly in the index.

LARGE-CAP VALUE FUND

The benchmark for LARGE CAP VALUE FUND is the Russell 1000 Value Index. The Russell 1000 Value Index is a subset of the Russell 1000 Index which represents the top 1,000 U.S. equity securities in market capitalization. The Russell 1000 Value Index contains higher weightings of roughly one-third of the Russell 1000 securities with lower relative growth rates and price/book values and lower weightings of the roughly middle third of companies. The Russell 1000 Value Index has higher weightings in those sectors of the market with typically lower relative valuations and growth rates, including sectors such as financial services and energy. As of June 30, 2002, the market capitalization of companies in the Russell 1000 Value Index ranged from $420 million to $277.5 billion, with a mean market capitalization of $8.9 billion and a median market capitalization of $3.0 billion. The market capitalization ranges and overall risk and return profile of the Fund are likely to be roughly comparable to the Fund's Russell 1000 Value Index benchmark.


MID-CAP GROWTH FUND

The benchmark for the MID-CAP GROWTH FUND is the Russell Mid-Cap Growth Index. The Russell Mid-Cap Growth Index is a subset of the Russell Mid-Cap Index which represents the 800 U.S. equity securities in market capitalization following the top 200 U.S. equity securities. The Russell Mid-Cap Growth Index contains higher weightings in roughly one-third of these 800 Russell Mid-Cap securities with higher relative growth rates and price/book values and lower weightings of the roughly middle third of companies. The Russell Mid-Cap Growth Index has higher weightings in those sectors of the market with typically higher relative valuations and growth rates, including sectors such as technology, health care and telecommunications. As of June 30, 2002, the market capitalization of companies in the Russell Mid-Cap Growth Index ranged from $420 million to $11.3 billion, with a mean market capitalization of $3.3 billion and a median market capitalization of $2.5 billion. The market capitalization ranges and overall risk and return profile of the Fund are likely to be roughly comparable to the Fund's Russell Mid-Cap Growth Index benchmark.


MID-CAP VALUE FUND

The benchmark for the MID-CAP VALUE Fund is the Russell Mid-Cap Value Index. The Russell Mid-Cap Value Index is a subset of the Russell Mid-Cap Index which represents the 800 largest U.S. equity securities in market capitalization after the largest 200 U.S. equity securities. The Russell Mid-Cap Value Index contains higher weightings of roughly one-third of these 800 Russell Mid-Cap securities with lower relative growth rates and price/book values and lower weightings of the roughly middle third of companies. The Russell Mid-Cap Value Index has higher weightings in those sectors of the market with typically lower relative valuations, including sectors such as financial services and energy. As of June 30, 2002, the market capitalization of companies in the Russell Mid-Cap Value Index ranged from $420 million to $10.5 billion, with a mean market capitalization of $3.2 billion and a median market capitalization of $2.5 billion. The market capitalization ranges and overall risk and return profile of the Fund are likely to be roughly comparable to the Fund's Russell Mid-Cap Value Index benchmark.


ACTIVE EQUITY FUNDS USING THE QUANTITATIVE MANAGEMENT STRATEGY


SMALL-CAP EQUITY FUND

The benchmark for the SMALL-CAP EQUITY FUND is the Russell 2000 Index. The Russell 2000 Index represents the largest 2,000 U.S. equities in market capitalization following the top 1,000 U.S. equities. As of June 30, 2002, the market capitalization of companies in the Russell 2000 Index ranged from $30 million to $1.8 billion, with a mean market capitalization of $470 million and a median market capitalization of $380 million. The Frank Russell Company determines the composition of the index based solely on market capitalization, and can change its composition at any time. The Russell 2000 Index is not a mutual fund and you cannot invest directly in the index.


EQUITY INDEX FUNDS

The Equity Index Funds are not promoted, endorsed, sponsored or sold by or affiliated with the companies that maintain their respective index.

LARGE-CAP GROWTH INDEX FUND


The benchmark for the LARGE-CAP GROWTH INDEX FUND is the Russell 1000 Growth Index. The Russell 1000 Growth Index is a sub-set of the Russell 1000 Index, which represents the top 1,000 U.S. equity securities in market capitalization. The Russell 1000 Growth Index represents those Russell 1000 Index securities with higher relative forecasted growth rates and price/book ratios. The Russell 1000 Growth Index has higher weightings in those sectors of the market with typically higher relative valuations and higher growth rates, including sectors such as technology, health care and telecommunications. As of June 30, 2002, the market capitalization of companies in the Russell 1000 Growth Index ranged from $420 million to $296.2 billion, with a mean market capitalization of $11.9 billion and a median market capitalization of $3.2 billion. The frank russell company determines the composition of the index based on a combination of factors including market capitalization, price/book ratio and long-term growth rate, and can change its composition at any time. The russell 1000 growth index is not a mutual fund and you cannot invest directly in the index.

LARGE-CAP VALUE INDEX FUND

The benchmark for the LARGE-CAP VALUE INDEX FUND is the Russell 1000 Value Index. The Russell 1000 Value Index is a sub-set of the Russell 1000 Index, which represents the top 1,000 U.S. equity securities in market capitalization. The Russell 1000 Value Index represents those Russell 1000 Index securities with lower relative forecasted growth rates and price/book ratios. The Russell 1000 Value Index has higher weightings in those sectors of the market with typically lower relative valuations and higher growth rates, including sectors such as financial services and energy. As of June 30, 2002, the market capitalization of companies in the Russell 1000 Value Index ranged from $420 million to $277.5 billion, with a mean market capitalization of $8.9 billion and a median market capitalization of $3.0 billion. The Frank Russell Company determines the composition of the index based on a combination of factors including market capitalization, price/book ratio and long-term growth rate, and can change its composition at any time. The Russell 1000 Value Index is not a mutual fund and you cannot invest directly in the index.


EQUITY INDEX FUND

The benchmark for the EQUITY INDEX FUND is the Russell 3000(R) Index. The Russell 3000 Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. Russell 3000 companies represent about 98 percent of the total market capitalization of the publicly traded U.S. equity market. As of June 30, 2002, the market capitalization of companies in the Russell 3000 Index ranged from $30 million to $296.2 billion, with a mean market capitalization of $3.8 billion and a median market capitalization of $660 million. The Frank Russell Company determines the composition of the index based only on market capitalization and can change its composition at any time. The Russell 3000 Index is not a mutual fund and you cannot invest directly in the index.


S&P 500 INDEX FUND

The benchmark for the S&P 500 INDEX FUND is the S&P 500 Index. The S&P 500 Index is a market capitalization-weighted index of the 500 largest capitalized stocks in the U.S. that is widely recognized as a guide to the overall health of the U.S. stock market. The index covers industrial, utility, transportation and financial companies of the U.S. markets. The index represents over 75% of the New York Stock Exchange ("NYSE") market capitalization and 15% of NYSE issues. Standard & Poor's determines the composition of the index based on a combination of factors including market capitalization, liquidity and industry group representation and can change its composition at any time. The S&P 500 Index is not a mutual fund and you cannot invest directly in the index.

MID-CAP GROWTH INDEX FUND

The benchmark for the MID-CAP GROWTH INDEX FUND is the Russell Mid-Cap Growth Index. The Russell Mid-Cap Growth Index is a sub-set of the Russell Mid-Cap Index, which represents the 800 U.S. equity securities in market capitalization following the top 200 U.S. equity securities of the Russell 1000 Index. The Russell Mid-Cap Growth Index has higher weightings in those 800 Russell Mid-Cap securities with higher relative growth rates and price/book values. The Russell Mid-Cap Growth Index has higher weightings in those sectors of the market with typically higher relative valuations and higher growth rates, including sectors such as technology, health care and telecommunications. As of June 30, 2002, the market capitalization of companies in the Russell Mid-Cap Growth Index ranged from $420 million to $11.3 billion, with a mean market capitalization of $3.3 billion and a median market capitalization of $2.5 billion. The Frank Russell Company determines the composition of the index based on a combination of factors including market capitalization, price/book ratio and long-term growth rate, and can change its composition at any time. The Russell Mid-Cap Growth Index is not a mutual fund and you cannot invest directly in the index.


MID-CAP VALUE INDEX FUND

The benchmark for the MID-CAP VALUE INDEX FUND is the Russell Mid-Cap Value Index. The Russell Mid-Cap Value Index is a sub-set of the Russell Mid-Cap Index, which represents the 800 U.S. equity securities in market capitalization following the top 200 U.S. equity securities of the Russell 1000 Index. The Russell Mid-Cap Value Index has higher weightings in those 800 Russell Mid-Cap securities with lower relative growth rates and price/book values. The Russell Mid-Cap Value Index has higher weightings in those sectors of the market with typically lower relative valuations and lower growth rates, including sectors such as financial services and energy. As of June 30, 2002, the market capitalization of companies in the Russell Mid-Cap Value Index ranged from $420 million to $10.5 billion, with a mean market capitalization of $3.2 billion and a median market capitalization of $2.5 billion. The Frank Russell Company determines the composition of the index based on a combination of factors including market capitalization, price/book ratio and long-term growth rate, and can change its composition at any time. The Russell Mid-Cap Value Index is not a mutual fund and you cannot invest directly in the index.


MID-CAP BLEND INDEX FUND

The benchmark for the MID-CAP BLEND INDEX FUND is the Russell Mid-Cap Index. The Russell Mid-Cap Index represents the 800 largest U.S. equity securities in market capitalization after the largest 200 U.S. equity securities. As of June 30, 2002, the market capitalization of companies in the Russell Mid-Cap Index ranged from $420 million to $11.3 billion, with a mean market capitalization of $3.4 billion and a median market capitalization of $2.5 billion. The Frank Russell Company determines the composition of the index based on a combination of factors including market capitalization, price/book ratio and long-term growth rate, and can change its composition at any time. The Russell Mid-Cap Index is not a mutual fund and you cannot invest directly in the index.


SMALL-CAP GROWTH INDEX FUND

The benchmark for the SMALL-CAP GROWTH INDEX FUND is the Russell 2000 Growth Index. The Russell 2000 Growth Index is a sub-set of the Russell 2000 Index, which represents the largest 2,000 U.S. equities in market capitalization following the top 1,000 U.S. equities. As of June 30, 2002, the market capitalization of companies in the Russell 2000 Growth Index ranged from $30 million to $1.8 billion, with a mean market capitalization of $480 million and a median market capitalization of $390 million. The Frank Russell Company determines the composition of the index based on a combination of factors including market capitalization, price/book ratio and long-term growth rate, and can change its composition at any time. The Russell 2000 Growth Index is not a mutual fund and you cannot invest directly in the index.


SMALL-CAP VALUE INDEX FUND

The benchmark for the SMALL-CAP VALUE INDEX FUND is the Russell 2000 Value Index. The Russell 2000 Value Index is a sub-set of the Russell 2000 Index, which represents the largest 2,000 U.S. equities in market capitalization following the top 1,000 U.S. equities. As of June 30, 2002, the market capitalization of companies in the Russell 2000 Value Index ranged from $30 million to $1.8 billion, with a mean market capitalization of $470 million and a median market capitalization of $380 million. The Frank Russell Company determines the composition of the index based on a combination of factors including market capitalization, price/book ratio and long-term growth rate, and can change its composition at any time. The Russell 2000 Growth Index is not a mutual fund and you cannot invest directly in the index.

SMALL-CAP BLEND INDEX FUND

The benchmark for the SMALL-CAP BLEND INDEX FUND is the Russell 2000 Index. The Russell 2000 Index represents the largest 2,000 U.S. equities in market capitalization following the top 1,000 U.S. equities. As of June 30, 2002, the market capitalization of companies in the Russell 2000 Index ranged from $30 million to $1.8 billion, with a mean market capitalization of $470 million and a median market capitalization of $380 million. The Frank Russell Company determines the composition of the index based solely on market capitalization, and can change its composition at any time. The Russell 2000 Index is not a mutual fund and you cannot invest directly in the index.

INTERNATIONAL EQUITY INDEX FUND

The benchmark for the INTERNATIONAL EQUITY INDEX FUND is the MSCI EAFE Index. The MSCI EAFE Index tracks the performance of the leading stocks in 21 MSCI developed countries outside of North America - in Europe, Australasia and the Far East. The MSCI EAFE Index constructs indices country by country, then assembles the country indices into regional indices. To construct an MSCI country index, the MSCI EAFE Index analyzes each stock in that country's market based on its price, trading volume and significant owners. The stocks are sorted by industry group, and the most "investable" stocks (as determined by size and trading volume) are selected until 85 percent of the free float adjusted market representation of each industry is reached. MSCI country indices capture 85 percent of each country's free float adjusted market capitalization while maintaining the overall industry exposure of the market. When combined as the MSCI EAFE Index, the regional index captures 85 percent of the free float adjusted market capitalization of 21 developed countries around the world.

The MSCI EAFE Index is primarily a large-capitalization index, with approximately 65 percent of its stocks falling in this category. Morgan Stanley determines the composition of the index based on a combination of factors including regional/country exposure, price, trading volume and significant owners, and can change its composition at any time. The MSCI EAFE Index is not a mutual fund and you cannot invest directly in the index.

SPECIALTY EQUITY FUNDS


SOCIAL CHOICE EQUITY FUND

The benchmark for the SOCIAL CHOICE EQUITY FUND is the Russell 3000 Index. The Russell 3000 Index is an unmanaged index of stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. Russell 3000 companies represent about 98 percent of the total market capitalization of the publicly traded U.S. equity market. As of June 30, 2002, the market capitalization of companies in the Russell 3000 Index ranged from $30 million to $296.2 billion, with a mean market capitalization of $3.8 billion and a median market capitalization of $660 million. The Frank Russell Company determines the composition of the index based only on market capitalization and can change its composition at any time. The Russell 3000 Index is not a mutual fund and you cannot invest directly in the index.

ADDITIONAL INVESTMENT STRATEGIES FOR THE EQUITY FUNDS

The Equity Funds may invest in short-term debt securities of the same type as those held by the Money Market Fund and other kinds of short-term instruments. These help the Funds maintain liquidity, use cash balances effectively, and take advantage of attractive investment opportunities. The Equity Funds also may invest up to 20% of their total assets in fixed-income securities.

Each Equity Fund also may buy and sell: (1) put and call options on securities of the types they each may invest in and on securities indices composed of such securities, (2) futures contracts on securities indices composed of securities of the types in which each may invest, and (3) put and call options on such futures contracts. We use such options and futures contracts for hedging, cash management and to increase total return. Futures contracts permit the Fund to gain exposure to groups of securities and thereby have the potential to earn returns that are similar to those that would be earned by direct investments in those securities or instruments. To manage currency risk, these Funds also may enter into forward currency contracts and currency swaps and may buy or sell put and call options and futures contracts on foreign currencies.

The Equity Funds can also invest in derivatives and other newly-developed financial instruments, such as equity swaps (including arrangements where the return is linked to a stock market index) and equity-linked fixed-income securities, so long as these are consistent with the Fund's investment objective and restrictions.


THE REAL ESTATE SECURITIES FUND

REAL ESTATE SECURITIES FUND

The benchmark for the REAL ESTATE SECURITIES FUND is the Wilshire Real Estate Securities Index. The Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as REITs and real estate operating companies ("REOCs"). The Wilshire Real Estate Securities Index is capitalization weighted, is rebalanced monthly, and its returns are calculated on a buy and hold basis. The constituents of the Wilshire Real Estate Securities Index are equity owners and operators of commercial real estate deriving 75 percent or more of their total revenues from the ownership and operation of real estate assets. Excluded from the Wilshire Real Estate Securities Index are mortgage REITs, health care REITs, real estate finance companies, home builders, large land owners and sub-dividers, hybrid REITs, and companies with more than 25 percent of their assets in direct mortgage investments. Companies in the Wilshire Real Estate Securities Index generally have market capitalizations of at least $100 million, and hold real estate assets with book values of at least $100 million. The market capitalization ranges and overall risk and return profile of the Fund are likely to be roughly comparable to the Fund's benchmark.

The Real Estate Securities Fund may utilize the investment strategies used by the Equity Funds that are described above in the section entitled "Additional Investment Strategies for the Equity Funds" as well as the investment strategies used by the Fixed-Income Funds that are described below in the section entitled "Additional Investment Strategies for the Fixed Income Funds."

THE FIXED INCOME FUNDS

BOND FUND

The benchmark for the BOND FUND is the Lehman Brothers Aggregate Bond Index. The Lehman Brothers Aggregate Bond Index covers the U.S. investment-grade fixed-rate bond market, including government and credit securities, agency mortgage pass through securities, asset-backed securities, and commercial mortgage-based securities.

INFLATION-LINKED BOND FUND

The benchmark for the INFLATION-LINKED BOND FUND is the Salomon Smith Barney Inflation-Linked Bond Index. The Salomon Smith Barney Inflation-Linked Bond Index measures the return of fixed-income securities with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index ("CPI"). To be selected for inclusion in the Salomon Smith Barney Inflation-Linked Bond Index, the securities must have a minimum maturity of one year and a minimum amount outstanding of $1 billion for both entry and exit.

ADDITIONAL INVESTMENT STRATEGIES FOR THE FIXED INCOME FUNDS

The Fixed Income Funds may make certain other investments, but not as principal strategies. For example, these Funds may invest in interest-only and principal-only mortgage-backed securities. These instruments have unique characteristics and are more sensitive to prepayment and extension risks than traditional mortgage-backed securities. Similarly, the Fixed Income Funds may also buy and sell put and call options, futures contracts, and options on futures. We intend to use options and futures primarily as a hedging technique or for cash management. To manage currency risk, these Funds can also enter into forward currency contracts, and buy or sell options and futures on foreign currencies. These Funds can also buy and sell swaps and options on swaps, so long as these are consistent with each Fund's investment objective and restrictions.

THE MONEY MARKET FUND

MONEY MARKET FUND

The MONEY MARKET FUND seeks high current income to the extent consistent with maintaining liquidity and preserving capital.

We seek to maintain a stable net asset value of $1.00 per share of the Money Market Fund by investing in assets that present minimal credit risk, maintaining an average weighted maturity of 90 days or less, and investing all of the Fund's assets in U.S. dollar-denominated securities or other instruments maturing in 397 days or less. WE CAN'T ASSURE YOU THAT WE WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE FOR THIS FUND.

The Fund will invest primarily in:

    (1) Commercial paper (short-term "IOUs" issued by corporations and others) or variable-rate, floating-rate, or variable-amount securities of domestic or foreign companies;

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

    (2) Obligations of commercial banks, savings banks, savings and loan associations, and foreign banks whose latest annual financial statements show more than $1 billion in assets. These include certificates of deposit, time deposits, bankers' acceptances, and other short-term debt;

    (3) Securities issued by or whose principal and interest are guaranteed by the U.S. Government or one of its agencies or instrumentalities;

    (4) Other debt obligations with a remaining maturity of 397 days or less issued by domestic or foreign companies;

    (5) Repurchase agreements involving securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, or involving certificates of deposit, commercial paper, or bankers' acceptances;

    (6) Participation interests in loans banks have made to the issuers of (1) and (4) above (these may be considered illiquid);

    (7) Asset-backed securities issued by domestic corporations or trusts;

    (8) Obligations issued or guaranteed by foreign governments or their political subdivisions, agencies, or instrumentalities; and

    (9) Obligations of international organizations (and related government agencies) designated or supported by the U.S. or foreign government agencies to promote economic development or international banking.

The Money Market Fund will only purchase money market instruments that at the time of purchase are "First Tier Securities," that is rated within the highest category by at least two nationally recognized statistical rating organizations ("NRSROs"), or rated within the highest category by one NRSRO if it is the only NRSRO to have issued a rating for the security, or unrated securities of comparable quality. The Fund can also invest up to 30 percent of its assets in money-market and debt instruments of foreign issuers denominated in U.S. dollars.

The above list of investments is not exclusive and the Fund may make other investments consistent with its investment objective and policies.


SHARE CLASSES

TIAA-CREF Institutional Mutual Funds offers the following share classes for investors (a Fund may not offer all classes of shares):

        o Retirement Class shares are offered exclusively through accounts established by employers, or the trustees of plans sponsored by employers, with TIAA-CREF Individual and Institutional Services, Inc. ("Services"), a broker-dealer affiliate of Teachers Insurance and Annuity Association of America ("TIAA") and its companion organization, the College Retirement Equities Fund ("CREF" and, together with TIAA, "TIAA-CREF") in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(a), 403(b) and 457 plans. Retirement Class shares also may be offered through custody accounts established by individuals with Services as Individual Retirement Accounts ("IRAs").

        o Institutional Class shares are available for purchase only by certain intermediaries affiliated with TIAA-CREF ("TIAA-CREF Intermediaries") or other persons, such as state-sponsored tuition savings plans, who have entered into a contract with a TIAA-CREF Intermediary that enables them to purchase Institutional Class shares, or other affiliates of TIAA-CREF that the TIAA-CREF Institutional Mutual Funds may approve from time to time.

        o   Retail Class shares are offered directly to the investing public.


MANAGEMENT OF THE FUNDS

THE FUNDS' INVESTMENT ADVISER

Teachers Advisors, Inc. ("Advisors") manages the assets of TIAA-CREF Institutional Mutual Funds, under the supervision of the Board of Trustees. Advisors is an indirect wholly-owned subsidiary of TIAA. It is registered as an investment adviser with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Advisers Act of 1940. Advisors also manages the investments of TIAA Separate Account VA-1, the TIAA-CREF Life Funds and the TIAA-CREF Mutual Funds. Through an affiliated investment adviser, TIAA-CREF Investment Management, LLC ("Investment Management"), the personnel of Advisors also manage the investment accounts of CREF. As of December 31, 2001, Advisors and Investment Management together had $145 billion of registered investment company assets under management. Advisors is located at 730 Third Avenue, New York, NY 10017.

Advisors' duties include conducting research, recommending investments, and placing orders to buy and sell securities. Advisors also supervises and acts as liaison among the various service providers to the Funds, such as the custodian and transfer agent.

Under the terms of an Investment Management Agreement between TIAA-CREF Institutional Mutual Funds and Advisors, Advisors is entitled to an annual fee for the investment management services it provides to each of the Funds. The annual fees with respect to each Fund are as follows:

                                                     ANNUAL FEE (AS A
                                                PERCENTAGE OF THE AVERAGE
FUND                                          DAILY NET ASSETS OF THE FUND)
--------------------------------------------------------------------------------
Growth Equity Fund                                         0.08%
Growth & Income Fund                                       0.08%
International Equity Fund                                  0.09%
Large-Cap Value Fund                                       0.08%
Mid-Cap Growth Fund                                        0.08%
Mid-Cap Value Fund                                         0.08%
Small-Cap Equity Fund                                      0.08%
Large-Cap Growth Index Fund                                0.04%
Large-Cap Value Index Fund                                 0.04%
Equity Index Fund                                          0.04%
S&P 500 Index Fund                                         0.04%
Mid-Cap Growth Index Fund                                  0.04%
Mid-Cap Value Index Fund                                   0.04%
Mid-Cap Blend Index Fund                                   0.04%
Small-Cap Growth Index Fund                                0.04%
Small-Cap Value Index Fund                                 0.04%
Small-Cap Blend Index Fund                                 0.04%
International Equity Index Fund                            0.04%
Social Choice Equity Fund                                  0.04%
Real Estate Securities Fund                                0.09%
Bond Fund                                                  0.08%
Inflation-Linked Bond Fund                                 0.09%
Money Market Fund                                          0.04%


Each Fund is managed by a team of fund managers, whose members are jointly responsible for the day-to-day management of the Fund, with expertise in the area(s) applicable to the Fund's investments.

OTHER SERVICES

TIAA-CREF Institutional Mutual Funds has entered into a Service Agreement with Advisors, under which Advisors has agreed to provide or arrange for a number of services to the Funds, including transfer agency, dividend disbursing, accounting, administrative and shareholder services. The Funds' compensation to Advisors for these services is reflected as an administrative expense of the Funds. Services that are provided to a particular class of shares are borne only by that class. Advisors may rely on affiliated or unaffiliated persons to fulfill its obligations under the Service Agreement.

TIAA-CREF Institutional Mutual Funds has adopted a Distribution Plan ("Distribution Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to the Retirement Class shares of the Funds. Under the Distribution Plan, TIAA-CREF Institutional

Mutual Funds may reimburse TPIS for all or part of certain expenses that are incurred in connection with the promotion and distribution of the Retirement Class shares of a Fund, up to an annual rate of 0.04% of the average daily net asset value of such Fund attributable to Retirement Class shares. Fees to be paid with respect to the Funds under the Distribution Plan will be calculated daily and paid monthly. The annual fees payable with respect to the Retirement Class shares of a Fund are intended to reimburse TPIS for expenses it incurs promoting the sale of Retirement Class shares and provide ongoing servicing and maintenance of the accounts of Retirement Class shares, and for providing personal and account maintenance services to Retirement Class shareholders and salaries and other expenses relating to the Retirement Class account servicing efforts. Because the fees are paid out of a Fund's assets on an on-going basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CALCULATING SHARE PRICE


We determine the net asset value ("NAV") per share, or share price, of a Fund on each day the New York Stock Exchange is open for business. The NAV for each Fund is calculated as of the time when regular trading closes on all U.S. national exchanges (generally, 4:00 p.m. Eastern Time) where securities or other investments of a Fund are principally traded. We will not price Fund shares on days that the NYSE is closed. This remains the case for Funds that invest in foreign securities, even though such securities may continue to trade and their values may fluctuate. We compute a Fund's NAV by dividing the value of the Fund's assets, less its liabilities, by the number of outstanding shares of that Fund.


For Funds other than the Money Market Fund, we usually use market quotations or independent pricing services to value securities and other instruments held by the Funds. If market quotations or independent pricing services aren't readily available, we'll use a security's "fair value," as determined in good faith by or under the direction of the Board of Trustees. Money market instruments (other than those in the Money Market Fund) with maturities of one year or less are valued using market quotations or independent pricing sources or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other. We may also use fair value if events that have a significant effect on the value of an investment (as determined in our sole discretion) occur between the time when its price is determined and the time a Fund's NAV is calculated.

To calculate the Money Market Fund's NAV per share, we value its portfolio securities at their amortized cost. This valuation method does not take into account unrealized gains or losses on the Fund's portfolio securities. Amortized cost valuation involves first valuing a security at cost, and thereafter assuming an amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the security's market value. While this method provides certainty in valuation, there may be times when the value of a security, as determined by amortized cost, may be higher or lower than the price the Money Market Fund would receive if it sold the security.

DIVIDENDS AND DISTRIBUTIONS

Each Fund expects to declare and distribute to shareholders substantially all of its net investment income and net realized capital gains, if any. The amount distributed will vary according to the income received from securities held by the Fund and capital gains realized from the sale of securities. The following table shows how often we plan to pay dividends on each Fund:


FUND                                                              DIVIDEND PAID
--------------------------------------------------------------------------------
Growth Equity Fund                                                     Annually
Growth & Income Fund                                                  Quarterly
International Equity Fund                                              Annually
Large-Cap Value Fund                                                   Annually
Mid-Cap Growth Fund                                                    Annually
Mid-Cap Value Fund                                                     Annually
Small-Cap Equity Fund                                                  Annually
Large-Cap Growth Index Fund                                            Annually
Large-Cap Value Index Fund                                             Annually
Equity Index Fund                                                      Annually
S&P 500 Index Fund                                                     Annually
Mid-Cap Growth Index Fund                                              Annually
Mid-Cap Value Index Fund                                               Annually
Mid-Cap Blend Index Fund                                               Annually
Small-Cap Growth Index Fund                                            Annually
Small-Cap Value Index Fund                                             Annually
Small-Cap Blend Index Fund                                             Annually
International Equity Index Fund                                        Annually
Social Choice Equity Fund                                              Annually
Real Estate Securities Fund                                           Quarterly
Bond Fund                                                               Monthly
Inflation-Linked Bond Fund                                            Quarterly
Money Market Fund                                                       Monthly


Although we pay dividends monthly from the Money Market Fund, these dividends are calculated and declared daily.

We intend to pay net capital gains from Funds that have them once a year.

Dividends and capital gain distributions paid to holders of Retirement Class shares of a Fund will automatically be reinvested in additional shares of the Fund. Holders of Institutional Class or Retail Class shares can elect from among the following distribution options:

    1. REINVESTMENT OPTION, SAME FUND. We'll automatically reinvest your dividend and capital gain distributions in additional shares of the Fund. Unless you elect otherwise, this will be your distribution option.

    2. REINVESTMENT OPTION, DIFFERENT FUND. We'll automatically reinvest your dividend and capital gain distributions in additional shares of another Fund in which you already hold shares.

    3. INCOME-EARNED OPTION. We'll automatically reinvest your long-term capital gain distributions, but you will be sent a check for each dividend and short-term capital gain distribution.

    4. CAPITAL GAINS OPTION. We'll automatically reinvest your dividend and short-term capital gain distributions, but you will be sent a check for each long-term capital gain distribution.

    5. CASH OPTION. We'll send a check for your dividend and each capital gain distribution.

We make distributions for each Fund on a per share basis to the shareholders of record on the Fund's distribution date. We do this regardless of how long the shares have been held. That means if you buy shares just before or on a record date, you will pay the full price for the shares and then you may receive a portion of the price back as a taxable distribution (see the discussion of "Buying a dividend" below). Cash distribution checks will be mailed within seven days of the distribution date.

TAXES

As with any investment, you should consider how your investment in any Fund will be taxed.

TAXES ON DIVIDENDS AND DISTRIBUTIONS. Unless you are tax-exempt or hold Fund shares in a tax-deferred account, you must pay federal income tax on dividends and taxable distributions each year. Your dividends and taxable distributions generally are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on December 31 of the prior year.

For federal tax purposes, income and short-term capital gain distributions from a Fund are taxed as ordinary income, and long-term capital gain distributions are taxed as long-term capital gains. Every January, we will send you and the Internal Revenue Service ("IRS") a statement showing the taxable distributions paid to you in the previous year from each Fund. Long-term capital gain distributions generally may be taxed at a maximum federal rate of 20 percent to individual investors (or at 10 percent to individual investors who are in the 10-percent or 15-percent tax bracket). Whether or not a capital gain distribution is considered long-term or short-term depends on how long the Fund held the securities the sale of which led to the gain.

TAXES ON TRANSACTIONS. Unless a transaction involves Fund shares held in a tax-deferred account, redemptions, including sales and exchanges to other Funds, may also give rise to capital gains or losses. The amount of any capital gain or loss will be the difference, if any, between the adjusted cost basis of your shares and the price you receive when you sell or exchange them. In general, a capital gain or loss will be treated as a long-term capital gain or loss if you have held your shares for more than one year.

Whenever you sell shares of a Fund, we will send you a confirmation statement showing how many shares you sold and at what price. However, you or your tax preparer must determine whether this sale resulted in a capital gain or loss and the amount of tax to be paid on any gain. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains or losses.

BACKUP WITHHOLDING. If you fail to provide a correct taxpayer identification number or fail to certify that it is correct, we are required by law to withhold 30 percent of all the taxable distributions and redemption proceeds paid from your account. We are also required to begin backup withholding if instructed by the IRS to do so.

"BUYING A DIVIDEND." If you buy shares just before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. This is referred to as "buying a dividend." For example, assume you bought shares of a Fund for $10.00 per share the day before the Fund paid a $0.25 dividend. After the dividend was paid, each share would be worth $9.75, and you would have to include the $0.25 dividend in your gross income for tax purposes.

EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a Fund and its investments and these taxes generally will reduce such Fund's distributions. If a Fund qualifies to pass through a credit for such taxes paid and elects to do so, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income than was actually distributed by the Fund, but will also show the amount of the available offsetting credit or deduction.

OTHER RESTRICTIONS. There are tax requirements that all mutual funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a Fund may have to limit its investment in some types of instruments.

SPECIAL CONSIDERATIONS FOR CERTAIN INSTITUTIONAL INVESTORS. If you are a corporate investor, a portion of the dividends from net investment income paid by a Fund may qualify in your hands for the corporate dividends-received deduction. However, the portion of the dividends that will qualify for this treatment will depend on the aggregate qualifying dividend income received by the Fund from domestic (U.S.) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction.

SPECIAL CONSIDERATIONS FOR INFLATION-LINKED BOND FUND SHAREHOLDERS. Periodic adjustments for inflation to the principal amount of an inflation-indexed bond held by the Inflation-Linked Bond Fund may give rise to original issue discount, which will be includable in the Fund's gross income. Due to original issue discount, the Fund may be required to make annual distributions to shareholders that exceed the cash received, which may cause the Fund to liquidate certain investments when it is not advantageous to do so. Also, if the principal value of an inflation-indexed bond is adjusted downward due to deflation, amounts previously distributed in the taxable year of the adjustment may be characterized in some circumstances as a return of capital.

CLIENTS OF TIAA-CREF TRUST COMPANY, FSB. If you purchased Fund shares through TIAA-CREF Trust Company, FSB, it is responsible for providing you with a statement showing taxable distributions paid to you from each Fund.

TAXES RELATED TO RETIREMENT CLASS SHARES. Generally, individuals are not subject to federal income tax in connection with Retirement Class shares they hold (or that are held on their behalf) in participant or custody accounts under Code section 401(a) employee benefit plans (including 401(k) and Keogh plans), Code section 403(b) or 457 employee benefit plans, or IRAs. Distributions from such plan participant or custody accounts may, however, be subject to ordinary income taxation in the year of the distribution. For information about the tax aspects of your plan or IRA or Keogh account, please consult your plan administrator, Services or your tax advisor.

This information is only a brief summary of certain federal income tax information about your investment in a Fund. The investment may have state, local or foreign tax consequences, and you should consult your tax advisor about the effect of your investment in a Fund in your particular situation. Additional tax information can be found in the SAI.

YOUR ACCOUNT:  BUYING, SELLING OR EXCHANGING SHARES

RETIREMENT CLASS SHARES

HOW TO PURCHASE SHARES

ELIGIBLE RETIREMENT CLASS INVESTORS

Retirement Class shares of the TIAA-CREF Institutional Mutual Funds are offered exclusively through accounts established by employers, or the trustees of plans sponsored by employers, with Services in connection with certain employee benefit plans (the "plan(s)"), such as plans described in sections 401(a) (including 401(k) and Keogh plans), 403(b)(7) and 457 of the Code. Retirement Class shares also may be offered through custody accounts established by individuals with Services as IRAs pursuant to section 408 of the Code.

STARTING OUT

If you are a participant in such a plan and your employer or plan trustee has established a plan account with Services, then you may direct the purchase of Retirement Class shares of the Funds offered under the plan for your account. You should contact your employer to learn how to enroll in the plan. Your employer must notify TIAA-CREF that you are eligible to enroll. In many cases, you will be able to use TIAA-CREF Web Center's online enrollment feature at www.tiaa-cref.org.

PURCHASE OF RETIREMENT CLASS SHARES

You may direct the purchase of Retirement Class shares of the Funds by allocating single or ongoing retirement plan contribution amounts made on your behalf by your employer pursuant to the terms of your plan or through a currently effective salary or payroll reduction agreement with your employer to a particular Fund or Funds offering Retirement Class shares (see "Allocating Retirement Contributions to a Fund" below). You may also direct the purchase of Retirement Class shares of the Funds by reinvesting retirement plan proceeds that were previously invested in another investment vehicle available under your employer's plan.

There is currently no minimum investment requirement for Retirement Class shares. We also do not currently restrict the frequency of investments made in the Funds by participant accounts, although we reserve the right to impose such restrictions in the future. Your employer's plan may limit the amount that you may invest in your participant account. In addition, the Code limits total annual contributions to most types of plans. Services accepts purchase payments only in U.S. dollars. Each investment in your participant account must be for a specified dollar amount. Services does not accept purchase requests specifying a certain price, date, or number of shares.


Services has the right to reject your custody application and to refuse to sell additional Retirement Class shares of any Fund to any investor for any reason. Services treats all orders to purchase Retirement Class shares as being received by it when they are received in "good order" (see page 56). We may suspend or terminate the offering of Retirement Class shares of one or more Funds to your employer's plan.


ALLOCATING RETIREMENT CONTRIBUTIONS TO A FUND

If you are just starting out and are initiating contributions to your employer's plan, you may allocate single or ongoing contribution amounts to Retirement Class shares of the Funds by completing an account application or enrollment form (paper or online) and selecting the Funds you wish to invest in and the amounts you wish to contribute to the Funds. You may be able to change your allocation for future contributions by:


    o   using the TIAA-CREF Web Center at www.tiaa-cref.org;

    o calling our Automated Telephone Service (available 24 hours a day) at 800 842-2252;

    o calling a TIAA-CREF representative (available weekdays from 8:00 a.m. Eastern Time to 11:00 p.m. Eastern Time and weekends from 9:00 a.m. Eastern Time to 6:00 p.m. Eastern Time) at 800 842-2776;

    o   faxing us at: 800 914-8922; or

    o   writing to us at: TIAA-CREF, P.O. Box 1259, Charlotte, N.C. 28201.


OPENING AN IRA OR KEOGH ACCOUNT

Any plan participant or person eligible to participate in a plan may open an IRA or Keogh custody account with Services and purchase Retirement Class shares for their account. For more information about opening an IRA, please call our Telephone Counseling Center at 800 842-

2888 or go to the TIAA-CREF Web Center at www.tiaa-cref.org. We reserve the right to limit the availability of the Retirement Class shares of certain Funds to IRAs and Keogh accounts.

HOW TO EXCHANGE SHARES

GENERAL INFORMATION ABOUT EXCHANGES FOR RETIREMENT CLASS SHARES

Subject to the limitations outlined below and any limitations under your employer's plan, you may exchange Retirement Class shares of a Fund for those of another Fund available under the plan. An "exchange" means:

            o a sale of Retirement Class shares of one Fund held in your participant or IRA account and the use of the proceeds to purchase Retirement Class shares of another Fund for your account;

            o a sale of interests in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity, and the use of the proceeds to purchase an equivalent dollar amount of Retirement Class shares of a Fund for your participant, IRA or Annuity account;

            o a sale of Retirement Class shares held in a participant account and the use of the proceeds to purchase an interest in a CREF Account, the TIAA Real Estate Account, or the TIAA Traditional Annuity. Because interests in a CREF Account, a TIAA Real Estate Account, and the TIAA Traditional Annuity are not offered through participant accounts, you must withdraw redemption proceeds held in your participant account and use them to purchase one of these investments.

You can make exchanges in any of the following ways:


    o   using the TIAA-CREF Web Center at www.tiaa-cref.org;


    o calling our Automated Telephone Service (available 24 hours a day) at 800 842-2252;

    o calling a TIAA-CREF representative (available weekdays from 8:00 a.m. Eastern Time to 11:00 p.m. Eastern Time and weekends from 9:00 a.m. Eastern Time to 6:00 p.m. Eastern Time) at 800 842-2776;

    o   faxing us at: 800 914-8922; or


    o   writing to us at: TIAA-CREF, P.O. Box 1259, Charlotte, N.C. 28201.


Services may, in its sole discretion, reject any exchange request for any reason and modify, suspend, or terminate the exchange privilege at any time.

EXCHANGE LIMITATION

Retirement Class shares are subject to the following exchange limitation:

            o ELECTRONIC EXCHANGES INVOLVING INTERNATIONAL FUNDS. You may not make electronic exchanges (I.E., over the Internet, by telephone or by fax) involving the International Equity Fund and the International Equity Index Fund (collectively, the "International Funds") after 2:30 p.m. Eastern Time or the close of the NYSE, if earlier. Any exchange request placed after 2:30 p.m. or the close of the NYSE, if earlier, will be rejected. Similarly, any instructions to change or cancel a previously submitted request will be rejected if those instructions are submitted electronically after 2:30 p.m. Eastern Time or the close of the NYSE, if earlier.


HOW TO REDEEM SHARES

RETIREMENT CLASS INVESTORS

You may redeem (sell) your Retirement Class shares at any time, subject to the terms of your employer's plan. A redemption can be part of an exchange. If it is, follow the procedures in the "How to Exchange Shares" Section above. Otherwise, to request a redemption, you can do one of the following:

    o call a TIAA-CREF representative (available weekdays from 8:00 a.m. Eastern Time to 11:00 p.m. Eastern Time and weekends from 9:00 a.m. Eastern Time to 6:00 p.m. Eastern Time) at 800 842-2776;

    o   fax us at: 800 914-8922; or


    o   write to us at: TIAA-CREF, P.O. Box 1259, Charlotte, N.C. 28201


You may be required to complete and return certain forms to effect your redemption. Before you complete your redemption request, please make sure you understand the possible federal and other income tax consequences of a redemption.

We accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will be returned.


Pursuant to your instructions, Services reinvests redemption proceeds in (1) Retirement Class shares of other Funds available under your plan, or (2) shares of other mutual funds available under your plan. Redemptions are effected as of the day that Services receives your request in good order (see page 56), and credits your participant or IRA account within seven days thereafter. If you request a redemption shortly after a recent purchase of Retirement Class shares by check, Services may delay payment of the redemption proceeds until the check clears. This can take up to ten days. If you request a distribution of redemption proceeds from your participant account, Services will send the proceeds by check to the address, or by wire to the bank account, of record. If you want to send the redemption proceeds elsewhere, you must instruct Services by letter with a signature guarantee.

Services also may postpone payment of redemption proceeds if a Fund does not redeem shares tendered by Services for redemption. This can happen if: (1) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (2) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (3) the SEC permits a delay for the protection of Fund shareholders.

IN-KIND REDEMPTIONS OF SHARES

The Fund, in its sole discretion, may pay "in kind" any redemption requests made by Services on your behalf that exceed the lesser of $250,000 or 1% of the Fund's total assets during any 90-day period. A payment "in kind" means a payment of a pro-rata portion of the Fund's portfolio securities instead of cash. In such an event, Services will distribute these securities to you from your participant account. If you have an IRA custody account, Services will leave these securities in your account.

OTHER INVESTOR INFORMATION

GOOD ORDER. Purchase, redemption and exchange requests from participants and IRA account owners are not processed by Services until it receives them in good order. "Good order" means actual receipt of the order along with all information and supporting legal documentation necessary to effect the transaction.

The share price used by Services for all transactions is the NAV per share next calculated after the Fund's transfer agent, Boston Financial Data Services ("BFDS"), receives a purchase or redemption order from Services on your behalf. Except as described above for the International Funds, if you place a purchase, redemption or exchange order for Retirement Class shares with Services in connection with your participant or IRA custody account anytime before the close of regular trading on the NYSE (usually 4:00 p.m. New York time), Services executes the transaction using the NAV per share for that day.

TIAA-CREF WEB CENTER AND TELEPHONIC TRANSACTIONS. The Funds and Services aren't liable for losses from unauthorized TIAA-CREF Web Center and telephonic transactions so long as the Funds and Services follow reasonable procedures designed to verify the identity of the person effecting the transaction. Services takes the following precautions to ensure your instructions are genuine. Services requires the use of personal identification numbers, codes, and other procedures designed to reasonably confirm that instructions given through TIAA-CREF's Web Center or by telephone are genuine. Services also tape records telephone instructions and provides written confirmations of such instructions. Services accepts all telephone instructions that it reasonably believes are genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them. Services may suspend or terminate Internet or telephone transaction facilities at any time, for any reason.

ELECTRONIC PROSPECTUSES

If you received this prospectus electronically and would like a paper copy, please contact us using the TIAA-CREF Web Center at www.tiaa-cref.org and we will send one to you.

INSTITUTIONAL CLASS SHARES

HOW TO PURCHASE SHARES

ELIGIBLE INVESTORS

Institutional class shares of TIAA-CREF Institutional Mutual Funds are only available for purchase by certain intermediaries affiliated with TIAA-CREF ("TIAA-CREF Intermediaries"), such as TIAA-CREF Trust Company, FSB (the "Trust Company"), or other persons, such as state-sponsored tuition savings plans, who have entered into a contract with a TIAA-CREF Intermediary that enables them to purchase shares of the Funds, or other affiliates of TIAA-CREF that the TIAA-CREF Institutional Mutual Funds may approve from time to time. Collectively with TIAA-CREF Intermediaries, these contractually eligible investors are referred to as "Eligible Investors" in the rest of this prospectus.

PURCHASE OF FUND SHARES

There is no minimum investment requirement for Eligible Investors. All purchases must be in U.S. dollars.

We consider all requests for purchases to be received when they are received in "good order" (see page 60).

There may be circumstances when we will not permit Eligible Investors to invest in one or more of the Funds. We reserve the right to suspend or terminate the offering of shares by one or more Funds. We also reserve the right to reject any specific purchase request.

PURCHASES BY ELIGIBLE INVESTORS

Only Eligible Investors may invest in the Funds. All other prospective investors should contact their TIAA-CREF Intermediary for applicable purchase requirements.

To purchase shares, an Eligible Investor should instruct its bank to wire money to

    State Street Bank and Trust Company
    ABA Number 011000028
    DDA Number 9905-454-6.

Specify on the wire:

    (1) TIAA-CREF Institutional Mutual Funds;

    (2) account registration (names of registered owners), address and social security number(s) or taxpayer identification number;

    (3) whether the investment is for a new or existing account (provide Fund account number if existing); and

    (4) the Fund or Funds in which you want to invest, and amount to be invested in each.

INVESTING THROUGH THE TRUST COMPANY

Clients of the Trust Company may invest in TIAA-CREF Institutional Mutual Funds only through the Trust Company, which is an Eligible Investor and serves as the TIAA-CREF Intermediary for its clients. Contact the Trust Company regarding how investments in Fund shares are held for your benefit. In addition to the fees and expenses deducted by the Funds, you may be charged a fee by the Trust Company for the services it provides you.

POINTS TO REMEMBER FOR ALL PURCHASES

o Each investment by an Eligible Investor in TIAA-CREF Institutional Mutual Funds must be for a specified dollar amount. We can't accept purchase requests specifying a certain price, date, or number of shares; we'll return these investments.

o If you invest in TIAA-CREF Institutional Mutual Funds through an Eligible Investor, the Eligible Investor may charge you a fee in connection with your investment (in addition to the fees and expenses deducted by the Funds). Contact the Eligible Investor to learn whether there are any other conditions, such as a minimum investment requirement, on your transactions. In addition, Eligible Investors that are not themselves affiliated with TIAA-CREF may be charged a fee by their TIAA-CREF Intermediary (in addition to the fees and expenses deducted by the Funds).

o If we do not receive good funds through wire transfer, we will treat this as a redemption of the shares purchased when your wire transfer is received. You will be responsible for any resulting loss incurred by any of the Funds. If you are already a shareholder, we can redeem shares from any of your account(s) as reimbursement for all losses. We also reserve the right to restrict you from making future purchases in any of the Funds.

IN-KIND PURCHASES OF SHARES

Advisors, at its sole discretion, may permit an Eligible Investor to purchase shares with investment securities (instead of cash), if: (1) Advisors believes the securities are appropriate investments for the particular Fund; (2) the securities offered to the Fund are not subject to any restrictions upon their sale by the Fund under the Securities Act of 1933, or otherwise; and (3) the securities are permissible holdings under the Fund's investment restrictions. If the Fund accepts the securities, the Eligible Investor's account will be credited with Fund shares equal in net asset value to the market value of the securities received. Eligible Investors interested in making in-kind purchases should contact their TIAA-CREF Intermediary.

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

HOW TO REDEEM SHARES

REDEMPTIONS BY ELIGIBLE INVESTORS

Eligible Investors can redeem (sell) their Fund shares at any time. If your shares were purchased through an Eligible Investor, contact the Eligible Investor for applicable redemption requirements. Shares purchased through an Eligible Investor must be redeemed by the Eligible Investor. For further information, contact your TIAA-CREF Intermediary.

We will only accept redemption requests that specify a dollar amount or number of shares to be redeemed. All other requests, including those specifying a certain price or date, will be returned.

We accept redemption orders through a telephone request made by calling 800 897-9069.

Usually, we send redemption proceeds to the Eligible Investor on the second business day after we receive a redemption request, but not later than seven days afterwards, assuming the request is in good order (see page 60). If a redemption is requested shortly after a recent purchase by check, the redemption proceeds may not be paid until payment for the purchase is collected. This can take up to ten days.

We can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

We send redemption proceeds to the Eligible Investor at the address or bank account of record. If proceeds are to be sent elsewhere, we will require a letter of instruction from the Eligible Investor with a signature guarantee. We can send the redemption proceeds by check to the address of record or by wire transfer.

REDEEMING SHARES THROUGH THE TRUST COMPANY

If you purchased shares through the Trust Company, it is responsible for making any redemption proceeds available to you. In addition, the Trust Company may impose its own restrictions on your ability to redeem shares. Please contact the Trust Company directly for more information.

IN-KIND REDEMPTIONS OF SHARES

Large redemptions by any Eligible Investor that exceed the lesser of $250,000 or 1% of a Fund's assets during any 90-day period may be considered detrimental to the Fund's other shareholders. Therefore, at its sole discretion, the Fund may require that you take a "distribution in kind" upon redemption and may give you portfolio securities instead of cash. The securities you receive in this manner represent a pro-rata portion of the Fund's entire portfolio.

HOW TO EXCHANGE SHARES

EXCHANGES BY ELIGIBLE INVESTORS

Eligible Investors can exchange shares in a Fund for shares of any other Fund at any time. (An exchange is a simultaneous redemption of shares in one Fund and a purchase of shares in another Fund.) If you hold shares through a TIAA-CREF Intermediary or other Eligible Investor, contact the Eligible Investor for applicable exchange requirements. Exchanges between accounts can be made only if the accounts are registered in the same name(s), address and social security number(s) or taxpayer identification number. An exchange is considered a sale of securities, and therefore is a taxable event.

We reserve the right, at our sole discretion, to reject any exchange request and to modify, suspend, or terminate the exchange privilege at any time for any shareholder or class of shareholders.

Eligible Investors can make an exchange through a telephone request by calling 800 897-9069. Once made, an exchange request cannot be modified or canceled.

MAKING EXCHANGES THROUGH THE TRUST COMPANY

If you purchased shares through the Trust Company, it is responsible for making any exchanges on your behalf. In addition, the Trust Company may impose its own restrictions on your ability to make exchanges. Please contact the Trust Company directly for more information.

ELECTRONIC EXCHANGES INVOLVING INTERNATIONAL FUNDS

You may not make electronic exchanges involving the International Equity Fund and the International Equity Index Fund by telephone after 2:30 p.m. Eastern Time, or the close of the NYSE, if earlier. Any exchange request placed after 2:30 p.m. or the close of the NYSE, if earlier, will be rejected. Similarly, any instructions to change or cancel a previously submitted request will be rejected if those instructions are submitted electronically after 2:30 p.m. Eastern Time or the close of the NYSE, if earlier.

OTHER INVESTOR INFORMATION

GOOD ORDER. Requests for transactions by Eligible Investors will not be processed until they are received in good order by our transfer agent, BFDS. "Good order" means that an Eligible Investor's transaction request includes its Fund account number, the amount of the transaction (in dollars or shares), signatures of all account owners exactly as registered on the account, and any other supporting legal documentation that may be required.

SHARE PRICE. The share price we use for transactions will be the NAV per share next calculated after BFDS receives an Eligible Investor's request in good order. If an Eligible Investor purchases or redeems shares anytime before the NYSE closes (usually 4:00 p.m. Eastern Time), the transaction price will be the NAV per share for that day. If an Eligible Investor makes a purchase or redemption request after the NYSE closes, the transaction price will be the NAV per share for the next business day. If you purchased shares through an Eligible Investor, the Eligible Investor (including the Trust Company) may require you to communicate to it any purchase, redemption, or exchange request before a specified deadline earlier than 4:00 p.m. in order to receive that day's NAV per share as the transaction price.

TAXPAYER IDENTIFICATION NUMBER. Each Eligible Investor must provide its taxpayer identification number (which, for most individuals, is your social security number) to us and indicate whether or not it is subject to back-up withholding. If an Eligible Investor doesn't furnish its taxpayer identification number, redemptions and exchanges of shares, as well as dividends and capital gains distributions, will be subject to back-up tax withholding.

SIGNATURE GUARANTEE. For some transaction requests by an Eligible Investor, we may require a letter of instruction from the Eligible Investor with a signature guarantee. This requirement is designed to protect you and the TIAA-CREF Institutional Mutual Funds from fraud, and to comply with rules on stock transfers.

TRANSFERRING SHARES. An Eligible Investor may transfer ownership of its shares to another person or organization that also qualifies as an Eligible Investor or may change the name on its account by sending us written instructions. All registered owners of the account must sign the request and provide signature guarantees.

ADVICE ABOUT YOUR ACCOUNT. Representatives of TPIS may recommend that you buy Fund shares. TPIS, a TIAA subsidiary, is considered the principal underwriter for the funds. TPIS representatives are only authorized to recommend securities of TIAA or its affiliates. They get no commissions for these recommendations.

RETAIL CLASS SHARES

TYPES OF ACCOUNTS

Retail Class shares of the TIAA-CREF Institutional Mutual Funds are available for purchase in the following types of accounts:

    o Individual accounts (for one person) or joint accounts (more than one person) including Transfer on Death (TOD) accounts (see page 69 for more details).

    o   Trust accounts (other than foreign trust accounts).

    o Accounts for a minor child under the Uniform Gift to Minors Act (UGMA) or Uniform Transfer to Minors Act (UTMA).

    o Traditional IRAs and Roth IRAs. These accounts let you shelter investment income from federal income tax while saving for retirement.

    o Coverdell Education Savings Accounts ("Coverdell" accounts, formerly Education IRAs). This account lets you shelter investment income from federal income tax while saving to pay qualified higher education expenses of a designated beneficiary.

    o   Corporate and institutional accounts.

We will only accept accounts with a U.S. address of record. We will not accept a post office box as the address of record for accounts. We will not accept accounts with a foreign address of record.


For more information about opening an IRA or corporate or institutional account, please call us at 800 223-1200, Monday through Friday, from 8:00 a.m. Eastern Time to 11:00 p.m. Eastern Time, and Saturday from 9:00 a.m. Eastern Time to 6:00 p.m. Eastern Time.

HOW TO OPEN AN ACCOUNT AND MAKE SUBSEQUENT INVESTMENTS

To open an account, send us a completed application with your initial investment. If you want an application, or if you have any questions or need help completing the application, call one of our consultants at 800 223-1200. You can also download and print the application from our website at www.tiaa-cref.org.

The minimum initial investment is $1,500 per Fund for all accounts, with the following exceptions. The minimum initial investment for Traditional IRA, Roth IRA, Coverdell, UGMA or UTMA accounts is $500 per Fund. Beginning November 1, 2002, the minimum initial investment will be $2,500 per Fund for all accounts, including Custodial (UGMA/UTMA) accounts, with the following exceptions. The minimum initial investment for Traditional IRA, Roth IRA or Coverdell accounts will be $2,000 per Fund. You can also establish an Automatic Investment Plan ("AIP") where the minimum initial and subsequent investment per Fund is $50, with each contribution to be invested no less frequently than monthly. We reserve the right to deduct a $10 semi-annual fee for all AIP accounts that cease contributions before reaching the account minimums by account type as stated above. Before imposing any such fee, we will provide you with 60 days advance written notice.


Subsequent investments per Fund for all account types is at least $50. All purchases must be in U.S. dollars and checks must be drawn on U.S. banks. We will not accept payment in the following forms: travelers checks, money orders, credit card convenience checks, cash or starter checks.


We consider all requests for purchases, checks and other forms of payments to be received when they are received in "good order". (See page 68.) We won't accept third party checks to establish a new account (we consider any check not made payable directly to TIAA-CREF Institutional Mutual Funds-Retail Class as a third party check). In addition, once established, we won't accept any subsequent third party checks over $10,000.

TO OPEN AN ACCOUNT ON-LINE: Please visit our Web Center at www.tiaa-cref.org and click on Mutual Funds. You can establish an individual, joint, custodian (UGMA or UTMA), Traditional IRA and Roth IRA account. For assistance in completing these transactions, please call 800 223-1200. Once completed, your transaction cannot be modified or canceled.

TO OPEN AN ACCOUNT BY MAIL: Send your check, made payable to TIAA-CREF Institutional Mutual Funds-Retail Class, and application to:

     First Class Mail:     The TIAA-CREF Institutional Mutual Funds-Retail Class
                           c/o State Street Bank
                           P.O. Box 8009
                           Boston, MA 02266-8009

     Overnight Mail:       The TIAA-CREF Institutional Mutual Funds-Retail Class
                           c/o State Street Bank
                           66 Brooks Drive
                           Braintree, MA 02184-3839


TO OPEN AN ACCOUNT BY WIRE: Send us your application by mail, then call us to confirm that your account has been established. Instruct your bank to wire money to:

                           State Street Bank
                           ABA Number 011000028
                           DDA Number 99052771

Specify on the wire:

    o   The TIAA-CREF Institutional Mutual Funds-Retail Class

    o Account registration (names of registered owners), address and social security number(s) or taxpayer identification number

    o Indicate if this is for a new or existing account (provide Fund account number if existing)

    o The Fund or Funds in which you want to invest, and amount per Fund to be invested

You can purchase additional shares in any of the following ways:

BY MAIL: Send a check to either of the addresses listed above with an investment coupon from a previous confirmation statement. If you don't have an investment coupon, use a separate piece of paper to give us your name, address, Fund account number, and the Fund or Funds you want to invest in and the amount to be invested in each Fund.

BY AUTOMATIC INVESTMENT PLAN: You can make subsequent investments automatically by electing this service on your initial application or later upon request. By electing this option you authorize us to take regular, automatic withdrawals from your bank.

To begin this service, send us a voided check or savings account investment slip. It will take us up to 10 days from the time we receive it to set up your automatic investment plan. You can make automatic investments semi-monthly or monthly (on the 1st and 15th of each month or on the next following business day if those days are not business days). Investments must be for at least $50 per Fund.

You can change the date or amount of your investment, or terminate the Automatic Investment Plan, at any time by letter or by telephone. The change will take effect approximately 5 business days after we receive your request.

BY TELEPHONE: Call 800 223-1200. You can make electronic withdrawals from your designated bank account to buy additional Retail Class shares of the TIAA-CREF Institutional Mutual Funds over the telephone. There is a $100,000 limit on these purchases. Telephone requests can't be modified or canceled.

All shareholders automatically have the right to buy shares by telephone. If you don't want the telephone purchase option, you can indicate this on the application or call us at 800 223-1200 any time after opening your account.

OVER THE INTERNET: With TIAA-CREF's Web Center, you can make electronic withdrawals from your designated bank account to buy additional shares over the Internet. There is a $100,000 limit on these purchases. TIAA-CREF's Web Center can be accessed through TIAA-CREF's homepage at www.tiaa-cref.org.

Before you can use TIAA-CREF's Web Center, you must enter your social security number, date of birth and active account number. You will then be given an opportunity to create a user name and password. TIAA-CREF's Web Center will lead you through the transaction process, and we will use reasonable procedures to confirm that the instructions given are genuine. All transactions over TIAA-CREF's Web Center are recorded electronically. Once made, your transactions cannot be modified or cancelled.

BY WIRE: To buy additional shares by wire, follow the instructions above for opening an account by wire (you do not have to send us an application again).

POINTS TO REMEMBER FOR ALL PURCHASES

    o Your investment must be for a specified dollar amount. We can't accept purchase requests specifying a certain price, date, or number of shares; we'll return these investments.

    o We reserve the right to reject any application or investment. There may be circumstances when we will not accept new investments in one or more of the Funds.

    o Your ability to purchase shares may be restricted due to restrictions on exchange. See "Exchange Limitations" below on page 67.

    o If you have a securities dealer (including a mutual fund "supermarket"), bank, or other financial institution handle your transactions, they may charge you a fee. Contact them to find out if they impose any other conditions, such as a higher minimum investment requirement, on your transaction.

    o If your purchase check does not clear or payment on it is stopped, or if we do not receive good funds through electronic funds transfer, we will treat this as a redemption of the shares purchased when your check or electronic funds were received. You will be responsible for any resulting loss incurred by any of the Funds or Advisors. If you are already a shareholder, we can redeem shares from any of your account(s) as reimbursement for all losses. We also reserve the right to restrict you from making future purchases in any of the Funds. There is a $15 fee for all returned items, including checks and electronic funds transfers.

HOW TO REDEEM SHARES

You can redeem (sell) your Retail Class shares at any time. Redemptions must be for at least $250 or the balance of your investment in a Fund, if less.

Usually, we send your redemption proceeds to you on the second business day after we receive your request, but not later than seven days afterwards, assuming the request is in good order (see page 68). If you request a redemption of shares shortly after you have purchased those shares by check or automatic investment plan, we will process your redemption but will hold your redemption proceeds for up to 10 calendar days to allow the check or automatic investment to clear.

We send redemption proceeds to the shareholder of record at his/her address or bank of record. If proceeds are to be sent to someone else, a different address, or a different bank, we will require a letter of instruction with a signature guarantee for each account holder (see page 69). We can send your redemption proceeds in several different ways: by check to the address of record; by electronic transfer to your bank; or by wire transfer (minimum of $5,000). Before calling, read "Points to Remember When Redeeming," below. We can postpone payment if: (a) the NYSE is closed for other than usual weekends or holidays, or trading on the NYSE is restricted; (b) an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or (c) the SEC permits a delay for the protection of investors.

YOU CAN REDEEM SHARES IN ANY OF THE FOLLOWING WAYS:

BY MAIL: Send your written request to either of the addresses listed in the "How to Open an Account and Make Subsequent Investments" section. Requests must include: account number, transaction amount (in dollars or shares), signatures of all owners exactly as registered on the account, signature guarantees (if required), and any other required supporting legal documentation. Once mailed to us, your redemption request is irrevocable and cannot be modified or canceled.

BY TELEPHONE: Call 800 223-1200 to redeem shares in amounts under $50,000. Once made, your telephone request cannot be modified or canceled.

All shareholders have the telephone redemption option automatically. If you do not want to be able to redeem by telephone, indicate this on your application or call us any time after opening your account. Telephone redemptions are not available for IRA accounts.

BY SYSTEMATIC REDEMPTION PLAN: You can elect this feature only from Funds with balances of at least $5,000. We'll automatically redeem enough shares in a particular Fund each month or quarter (on the 1st or 15th of the month or on the following business day if those days are not business days) to provide you with a check or electronic transfer to your bank. You must specify the dollar amount (minimum $250) of the redemption and from which Fund you want to redeem shares.

If you want to set up a systematic redemption plan, contact us and we'll send you the necessary forms. All owners of an account must sign the systematic redemption plan request. Similarly, all owners must sign any request to increase the amount or frequency of the systematic redemptions or a request for payments to be sent to an address other than the address of record. A signature guarantee is required for this address change.

We can terminate the systematic redemption plan option at any time, although we will notify you if we do. You can terminate the plan or reduce the amount or frequency of the redemptions by writing or calling us. Requests to establish, terminate, or change the amount or frequency of redemptions will become effective within 5 days after we receive your instructions.

POINTS TO REMEMBER WHEN REDEEMING:

    o We can't accept redemption requests specifying a certain price or date; these requests will be returned.

    o If you request a redemption by telephone within 30 days of changing your address, or if you would like the proceeds sent to someone else, you must send us your request in writing with a signature guarantee of all owners exactly as registered on the account.

    o For redemptions of more than $250,000, we reserve the right to give you marketable securities instead of cash.

HOW TO EXCHANGE SHARES

Investors holding Retail Class shares of a Fund are accorded certain exchange privileges involving their Retail Class shares of a Fund. For purposes of making an exchange involving Retail Class shares, an "exchange" means:

    o a sale (redemption) of Retail Class shares of one Fund and the use of the proceeds to purchase Retail Class shares of another Fund;

    o a sale (redemption) of Retail Class shares of one Fund and the use of the proceeds to purchase shares of a mutual fund of TIAA-CREF Mutual Funds; and

    o a sale (redemption) of shares of a mutual fund of TIAA-CREF Mutual Funds and the use of the proceeds to purchase of Retail Class shares of a Fund.

In each case, these exchanges may be made at any time, subject to the exchange privilege limitations described below. The minimum investment amounts that apply to purchases also apply to exchanges. In other words, for any account, an exchange to a Fund in which you already own shares must be at least $50. An exchange to a new Fund must meet the account minimums as stated by account type above (I.E., $1,500 per Fund for all accounts, except for Traditional IRA, Roth IRA, Coverdell, UGMA or UTMA accounts, where the minimum initial investment is $500 per Fund, and beginning November 1, 2002, $2,500 per Fund for all accounts, including Custodial (UGMA/UTMA) accounts, with the following exceptions. The minimum initial investment for Traditional IRA, Roth IRA or Coverdell accounts will be $2,000 per Fund).


Exchanges between accounts can be made only if the accounts are registered identically in the same name(s), address and social security number or taxpayer identification number.

YOU CAN MAKE EXCHANGES IN ANY OF THE FOLLOWING WAYS:

BY MAIL: Send a letter of instruction to either of the addresses in the "How to Open an Account and Make Subsequent Investments" section. The letter must include your name, address, and the Funds and accounts you want to exchange between.

BY TELEPHONE: Call 800 223-1200. Once made, your telephone request cannot be modified or canceled.

OVER THE INTERNET: You can exchange shares using TIAA-CREF's Web Center, which can be accessed through TIAA-CREF's homepage at www.tiaa-cref.org. Once made, your transaction cannot be modified or canceled.

BY SYSTEMATIC EXCHANGE: You can elect this feature only if the balance of the Fund from which you are transferring shares is at least $5,000. We automatically redeem shares from a specified Fund and purchase shares in another Fund each month or quarter (on the 1st or 15th of the month or on the following business day if those days are not business days). You must specify the dollar amount and the Funds involved in the exchange. An exchange to a Fund in which you already own shares must be for at least $50, and an exchange to a new Fund must meet the account minimums as stated by account type above (I.E., $1,500 per Fund for all accounts, except for Traditional IRA, Roth IRA, Coverdell, UGMA or UTMA accounts, where the minimum initial investment is $500 per Fund, and beginning November 1, 2002, $2,500 per Fund for all accounts, including Custodial (UGMA/UTMA) accounts, with the following exceptions. The minimum initial investment for Traditional IRA, Roth IRA or Coverdell accounts will be $2,000 per Fund).


If you want to set up a systematic exchange, you can contact us and we will send you the necessary forms. All owners of an account must sign the systematic exchange request. Similarly, all account owners must sign any request to increase the amount or frequency of systematic exchanges. You can terminate the plan or change the amount or frequency of the exchanges by writing or calling us. Requests to establish, terminate, or change the amount or frequency of exchanges will become effective within 5 days after we receive your instructions.

POINTS TO REMEMBER WHEN EXCHANGING:

    o Make sure you understand the investment objective of the Fund you exchange shares into. The exchange option is not designed to allow you to time the market. It gives you a convenient way to adjust the balance of your account so that it more closely matches your overall investment objectives and risk tolerance level.

    o We reserve the right to suspend the exchange privileges if you have made more than 12 exchanges within a 12-month period for any Fund. We count each purchase or sale order as one exchange. For example, an exchange out of one Fund and purchase of another Fund would count as one exchange for each Fund. We also reserve the right to reject any exchange request and to modify or terminate the exchange option at any time.

    o An exchange is considered a sale of securities, and therefore is taxable.


OTHER INVESTOR INFORMATION:

GOOD ORDER. Your initial application and later requests for transactions will not be processed until they are received in good order by our transfer agent, BFDS. Good order means that your application is properly completed or your transaction request includes your Fund account number, the amount of the transaction (in dollars or shares), signatures of all owners exactly as registered on the account, and any other supporting legal documentation that may be required.

SHARE PRICE. If you buy shares from us directly, including through the Internet, the share price we use will be the NAV per share next calculated after BFDS receives your application or request in good order. If you buy shares through an intermediary, such as a securities dealer (including a mutual fund "supermarket"), bank or investment adviser, the share price we use will be the NAV per share next calculated after the intermediary accepts the order. If this occurs before the NYSE closes (usually 4:00 p.m. Eastern Time), your price will be the NAV per share for that day. If it's after the NYSE closes, your price will be the NAV per share for the next business day. An intermediary could require you to place an order before 4:00 p.m. to get the NAV per share for that day. If you are opening an account on-line and are transferring assets from another institution, your transaction will be processed at the NAV per share next calculated after BFDS receives your check or wire in good order.


LOW BALANCE FEE. For all accounts below $1,500, we annually assess a low balance fee of $25.00. This fee will be assessed and charged beginning November 15, 2003, and at the end of every twelve month period thereafter. We waive the low balance fee if you have $50,000 or more invested with us. For the purpose of determining this $50,000, we include any amount that you have invested in a TIAA-CREF mutual fund or annuity contract. We will also waive the low balance fee if you have established a monthly AIP of at least $100 a month.


TAXPAYER IDENTIFICATION NUMBER. You must give us your taxpayer identification number (which, for most individuals, is your social security number) and tell us whether or not you are subject to back-up withholding for prior under-reporting. If you don't furnish your taxpayer identification number, redemptions or exchanges of shares, as well as dividends and capital gains distributions, will be subject to back-up tax withholding.

CHANGING YOUR ADDRESS. To change the address on your account, please call us or send us a written notification signed by all registered owners of your account.

SIGNATURE GUARANTEE. For some transaction requests (for example, when you're redeeming shares within 30 days of changing your address, bank or bank account or adding certain new services to an existing account), we require a signature guarantee of each owner of record of an account. This requirement is designed to protect you and the TIAA-CREF Institutional Mutual Funds from fraud, and to comply with rules on stock transfers. You can get a signature guarantee from a bank or trust company, savings bank, savings and loan association, or a member of a national stock exchange. A notary public can't provide a signature guarantee. For more information about when a signature guarantee is required, please contact us.

TRANSFERRING SHARES. You can transfer ownership of your account to another person or organization or change the name on your account by sending us written instructions. All registered owners of the account must sign the request and provide signature guarantees. When you change the name on an account, shares in that account are transferred to a new account.

TRANSFER ON DEATH. If you live in certain states, you can designate one or more persons ("beneficiaries") to whom your TIAA-CREF Institutional Mutual Funds shares can be transferred upon death. You can set up your account with a Transfer On Death ("TOD") registration upon request. (Call us to get the necessary forms.) A TOD registration avoids probate if the beneficiary(ies) survives all shareholders. You maintain total control over your account during your lifetime. Currently, all states except Louisiana, New York and North Carolina allow transfer on death. Transfer on death is also currently unavailable in the District of Columbia.

TELEPHONE AND TIAA-CREF WEB CENTER TRANSACTIONS. The Funds aren't liable for losses from unauthorized telephone and TIAA-CREF Web Center transactions so long as we follow reasonable procedures designed to verify the identity of the person effecting the transaction. We therefore take the following precautions to ensure your instructions are genuine: we require the use of personal identification numbers, codes, and other procedures designed to reasonably confirm that instructions given by telephone or through TIAA-CREF's Web Center are genuine. We also tape record telephone instructions and provide written confirmations. We accept all telephone instructions we reasonably believe are genuine and accurate. However, you should verify the accuracy of your confirmation statements immediately after you receive them.

If you do not want to be able to effect transactions over the telephone, call us for instructions.

ADVICE ABOUT YOUR ACCOUNT. Representatives of TPIS may recommend that you buy Fund shares. TPIS, a TIAA subsidiary, is considered the principal underwriter for the Funds. TPISrepresentatives are only authorized to recommend securities of TIAA or its affiliates. They get no commissions for these recommendations.

ELECTRONIC PROSPECTUSES

If you received this prospectus electronically and would like a paper copy, please contact us and we will send one to you.

GLOSSARY

CODE: The Internal Revenue Code of 1986, as amended, including any applicable regulations and Revenue Rulings.

DURATION: The approximate percentage change in the price of a fixed-income security in response to a change in prevailing interest rates. It can be understood as the weighted average of the time to each coupon and principal payment of such a security. For an investment portfolio of fixed-income securities, Duration is the weighted average of each security's Duration.

EQUITY SECURITIES: Common stock, preferred stock, and securities convertible or exchangeable into common stock, including convertible debt securities, convertible preferred stock and warrants or rights to acquire common stock.

FIXED-INCOME SECURITIES: Bonds and notes (such as corporate and government debt obligations), mortgage-backed securities, asset-backed securities, and structured securities that pay fixed or variable rates of interest; debt obligations issued at a discount from face value (I.E., that have an imputed rate of interest); and preferred stock or other securities that pay dividends.

FOREIGN INVESTMENTS: Securities of foreign issuers, securities or contracts traded or acquired in foreign markets or on foreign exchanges, or securities or contracts payable or denominated in foreign currencies.

FOREIGN ISSUERS: Foreign issuers generally include (1) companies whose securities are principally traded outside of the United States, (2) companies having their principal business operations outside of the United States, (3) companies organized outside the United States, and (4) foreign governments and agencies or instrumentalities of foreign governments.

U. S. GOVERNMENT SECURITIES: Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

INVESTMENT GRADE: A security is Investment Grade if it is rated in the four highest categories by a nationally-recognized statistical rating organization ("NRSRO") or unrated securities that the investment adviser determines are of comparable quality.

FINANCIAL HIGHLIGHTS

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS


The Financial Highlights table is intended to help you understand the Funds' financial performance since they began operations on June 14, 1999 through the period ended March 31, 2002. The table reflects the financial results for the Institutional Class shares of the Growth Equity Fund, the Growth & Income Fund, the International Equity Fund, the Equity Index Fund, the Social Choice Equity Fund, the Bond Fund and the Money Market Fund only, because the other Funds were formed in 2002 and do not have financial results for the reportable period. Certain information reflects financial results for a single share of a Fund. The total returns in the table show the rates that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information through the period ended September 30, 2001 has been audited by Ernst & Young LLP, independent auditors. Their report appears in TIAA-CREF Institutional Mutual Funds' Annual Report. It is available without charge upon request.

                                                   INTERNATIONAL
                                                    EQUITY FUND                                 GROWTH EQUITY FUND
--------------------------------- -----------------------------------------------   ------------------------------------------------

                                    For the                         June 14, 1999     For the                         June 14, 1999
                                        Six                          Commencement         Six                         (Commencement
                                     Months        Year        Year            of      Months        Year        Year            of
                                      Ended       Ended       Ended   Operations)       Ended       Ended       Ended    Operations)
                                  March 31,   Sept. 30,   Sept. 30,  to Sept. 30,   March 31,   Sept. 30,   Sept. 30,   to Sept. 30,
                                   2002 (a)        2001        2000      1999 (a)    2002 (a)        2001        2000       1999 (a)
--------------------------------- ---------   ---------   ---------  ------------   ---------   ---------   ---------   ------------
                                 (Unaudited)                                       (Unaudited)
SELECTED PER SHARE DATA

   Net asset value, beginning
      of period                   $   8.08     $  12.55     $ 10.66      $ 10.00     $   6.40    $  12.55     $  10.14     $ 10.00
                                  --------     --------     -------      -------     --------    --------     --------     -------
   Gain (loss) from investment
      operations:

      Net investment income           0.02         0.10        0.07         0.04         0.01        0.02         0.03        0.02

      Net realized and unrealized
         gain (loss) on total
         investments                  0.65        (4.06)       1.94         0.62         0.74       (5.90)        2.40        0.12
                                  --------     --------     -------      -------     --------    --------     --------     -------
         Total gain (loss) from
            investment operations     0.67        (3.96)       2.01         0.66         0.75       (5.88)        2.43        0.14
                                  --------     --------     -------      -------     --------    --------     --------     -------
   Less distributions from:

      Net investment income          (0.08)       (0.04)      (0.05)          --        (0.02)      (0.02)       (0.02)         --

      Net realized gains                --        (0.47)      (0.07)          --           --       (0.25)          --          --
                                  --------     --------     -------      -------     --------    --------     --------     -------

         Total distributions         (0.08)       (0.51)      (0.12)          --        (0.02)      (0.27)       (0.02)         --
                                  --------     --------     -------      -------     --------    --------     --------     -------

   Net asset value, end
      of period                   $   8.67     $   8.08     $ 12.55      $ 10.66     $   7.13    $   6.40     $  12.55     $ 10.14
                                  ========     ========     =======      =======     ========    ========     ========     =======

   TOTAL RETURN                      8.33%     (32.63)%      18.58%        6.60%       11.77%    (47.57)%       24.01%       1.40%

RATIOS AND SUPPLEMENTAL DATA

   Net assets at end of period
      (in thousands)              $209,469     $120,436     $83,841      $27,472     $153,886    $149,981     $130,529     $30,535

   Ratio of expenses to average
      net assets before expense
      waiver and reimbursement       0.21%        0.52%       0.70%        0.39%        0.19%       0.41%        0.56%       0.35%


   Ratio of expenses to average
      net assets after expense
      waiver and reimbursement       0.14%        0.29%       0.29%        0.09%        0.11%       0.22%        0.22%       0.07%


   Ratio of net investment income
      to average net assets          0.56%        1.51%       0.94%        0.45%        0.23%       0.38%        0.30%       0.20%


   Portfolio turnover rate          31.01%       77.83%     105.37%       21.35%       33.55%      34.44%       56.67%      21.08%

(a)   The percentages shown for this period are not annualized.

              GROWTH & INCOME FUND
 ----------------------------------------------------

   For the
       Six                              June 14, 1999
    Months                              (Commencement
     Ended         Year         Year   of Operations)
 March 31,        Ended        Ended               to
      2002    Sept. 30,    Sept. 30,        Sept. 30,
       (a)         2001         2000         1999 (a)
 ---------    ---------    ---------   --------------
(Unaudited)




  $   7.91     $  11.24      $  9.76        $ 10.00
  --------     --------      -------        -------





      0.04         0.09         0.10           0.04



      0.71        (3.15)        1.49          (0.25)
  --------     --------      -------        -------



      0.75        (3.06)        1.59          (0.21)
  --------     --------      -------        -------




     (0.04)       (0.09)       (0.10)         (0.03)

        --        (0.18)       (0.01)            --
  --------     --------      -------        -------

     (0.04)       (0.27)       (0.11)         (0.03)
  --------     --------      -------        -------


  $   8.62     $   7.91      $ 11.24        $  9.76
  ========     ========      =======        =======

     9.59%     (27.66)%       16.18%        (2.05)%




  $392,237     $169,880      $65,334        $25,174



     0.17%        0.44%        0.78%          0.38%




     0.11%        0.22%        0.22%          0.07%



     0.54%        1.10%        1.02%          0.36%


    63.79%       49.56%       37.95%         10.95%


(a)   The percentages shown for this period are not annualized.

                                                                   EQUITY INDEX FUND
-------------------------------------------- --------------------------------------------------------------
                                                                                              June 14, 1999
                                                                                              (Commencement
                                              For the Six Months   Year Ended   Year Ended   of Operations)
                                                 Ended March 31,    Sept. 30,    Sept. 30,     to Sept. 30,
                                                        2002 (a)         2001         2000         1999 (a)
                                              ------------------   ----------   ----------   --------------
SELECTED PER SHARE DATA                               (Unaudited)

      Net asset value, beginning of period                 $8.06       $11.37        $9.76           $10.00
                                                          ------       ------       ------           ------

      Gain (loss) from investment operations:

          Net investment income                             0.02         0.09         0.10             0.04

          Net realized and unrealized gain
              (loss) on total investments                   0.98        (3.20)        1.61            (0.28)
                                                          ------       ------       ------           ------

              Total gain (loss) from
                  investment operations                     1.00        (3.11)        1.71            (0.24)
                                                          ------       ------       ------           ------

      Less distributions from:

          Net investment income                            (0.06)       (0.10)       (0.07)              --

          Net realized gains                                  --        (0.10)       (0.03)              --
                                                          ------       ------       ------           ------

              Total distributions                          (0.06)       (0.20)       (0.10)              --
                                                          ------       ------       ------           ------

      Net asset value, end of period                       $9.00        $8.06       $11.37           $ 9.76
                                                          ======       ======       ======           ======

      TOTAL RETURN                                        12.44%     (27.71)%       17.49%          (2.40)%

RATIOS AND SUPPLEMENTAL DATA

      Net assets at end of period (in
          thousands)                                    $344,253     $101,247      $51,669          $25,064

      Ratio of expenses to average net
          assets  before expense waiver                    0.16%        0.51%        0.71%            0.36%
          and  reimbursement

      Ratio of expenses to average net
          assets after expense waiver and                  0.08%        0.17%        0.17%            0.05%
          reimbursement

      Ratio of net investment income to
          average net assets                               0.64%        1.19%        1.04%            0.39%

      Portfolio turnover rate                              1.01%        7.19%       11.58%            9.51%

(a)   The percentages shown for this period are not annualized.

                          SOCIAL CHOICE EQUITY FUND
------------------------------------------------------------------------------

                                                                June 14, 1999
  For the Six Months   Year Ended   Year Ended               (Commencement of
     Ended March 31,    Sept  30,    Sept. 30,                 Operations) to
            2002 (a)         2001         2000             Sept. 30, 1999 (a)
--------------------   ----------   ----------  ------------------------------

         (Unaudited)


               $8.03       $11.16        $9.86                         $10.00
              ------       ------       ------                         ------



                0.04         0.10         0.11                           0.04


                0.83       (2.94)         1.25                         (0.18)
              ------       ------       ------                         ------


                0.87       (2.84)         1.36                         (0.14)
              ------       ------       ------                         ------



              (0.09)       (0.11)       (0.06)                             --

                  --        (0.18)          --                             --
              ------       ------       ------                         ------

              (0.09)       (0.29)       (0.06)                             --
              ------       ------       ------                         ------

               $8.81        $8.03       $11.16                          $9.86
              ======       ======       ======                         ======

              10.86%     (25.99)%       13.84%                        (1.40)%




             $37,911      $26,460      $29,307                        $24,731


               0.37%        0.97%        0.90%                          0.37%



               0.09%        0.18%        0.18%                          0.05%



               0.61%        1.12%        1.00%                          0.37%

               0.57%        4.96%       16.22%                          0.06%

(a)  The percentages shown for this period are not annualized.





                                                                       BOND FUND
-------------------------------------------- ---------------------------------------------------------------
                                                                                              June 14, 1999
                                                                                              (Commencement
                                              For the Six Months   Year Ended   Year Ended   of Operations)
                                                 Ended March 31,    Sept. 30,    Sept. 30,     to Sept. 30,
                                                        2002 (a)         2001         2000         1999 (a)
-------------------------------------------- -------------------- ------------ ------------ ----------------
SELECTED PER SHARE DATA                              (Unaudited)
      Net asset value, beginning of period                $10.58       $10.04        $9.97           $10.00
                                                          ------       ------        -----           ------

      Gain (loss) from investment operations:

          Net investment income                             0.25         0.61         0.61             0.17

          Net realized and unrealized gain
              (loss) on total investments                 (0.29)         0.67         0.07           (0.03)
                                                          ------         ----         ----           ------

              Total gain (loss) from
                  investment operations                   (0.04)         1.28         0.68             0.14
                                                          ------         ----         ----             ----

      Less distributions from:

          Net investment income                           (0.25)       (0.61)       (0.61)           (0.17)

          Net realized gains                              (0.19)       (0.13)           --               --
                                                          ------       ------        -----           ------

              Total distributions                         (0.44)       (0.74)       (0.61)           (0.17)
                                                          ------       ------       ------           ------

      Net asset value, end of period                      $10.10       $10.58       $10.04            $9.97
                                                          ======       ======       ======            =====

      TOTAL RETURN                                       (0.33%)       13.21%        7.07%            1.42%

RATIOS AND SUPPLEMENTAL DATA

      Net assets at end of period (in
          thousands)                                    $537,596     $304,541     $151,697          $30,354

      Ratio of expenses to average net
          assets  before expense waiver                    0.14%        0.30%        0.48%            0.35%
          and  reimbursement

      Ratio of expenses to average net
          assets after expense waiver and                  0.09%        0.19%        0.19%            0.06%
          reimbursement

      Ratio of net investment income to
          average net assets                               2.54%        5.99%        6.59%            1.77%

      Portfolio turnover rate                            120.23%      266.50%   301.93%(b)          173.31%


(a)   The percentages shown for this period are not annualized.

(b) During the year ended September 30, 2000, the Bond Fund began structuring dollar roll transactions as financing transactions. Had these transactions been treated for the entire year as purchases and sales, rather than as financing transactions, the portfolio turnover ratio for the year ended September 30, 2000 would have been 477.22%.

                           MONEY MARKET FUND
------------------------------------------------------------------------------

                                                                June 14, 1999
  For the Six Months   Year Ended   Year Ended               (Commencement of
     Ended March 31,    Sept. 30,    Sept. 30,                 Operations) to
            2002 (a)         2001         2000             Sept. 30, 1999 (a)
--------------------- ------------ ------------ ------------------------------
         (Unaudited)



               $1.00        $1.00        $1.00                         $ 1.00
              ------       ------       ------                         ------



                0.01         0.05         0.06                           0.02


                  --           --           --                             --
              ------       ------       ------                         ------


                0.01         0.05         0.06                           0.02
              ------       ------       ------                         ------



              (0.01)       (0.05)       (0.06)                         (0.02)

                  --           --           --                             --
              ------       ------       ------                         ------

              (0.01)       (0.05)       (0.06)                         (0.02)
              ------       ------       ------                         ------

               $1.00        $1.00        $1.00                          $1.00
              ======       ======       ======                         ======

               1.02%        5.16%        6.19%                          1.51%




            $213,769      $35,037      $25,293                        $25,378


               0.16%        0.94%        0.91%                          0.36%



               0.08%        0.16%        0.16%                          0.05%



               0.86%        4.91%        6.00%                          1.52%

                 n/a          n/a          n/a                            n/a


          (a)  The percentages shown for this period are not annualized.

FOR MORE INFORMATION ABOUT TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

The following documents contain more information about the Funds and are available free upon request:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"). The SAI contains more information about all aspects of the Funds. A current SAI has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated in this prospectus by reference.

ANNUAL AND SEMI-ANNUAL REPORTS. The Funds' annual and semi-annual reports provide additional information about the Funds' investments. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the preceding fiscal year.

REQUESTING DOCUMENTS. You can request a copy of the SAI or these reports without charge, or contact us for any other purpose, in any of the following ways:


                        RETIREMENT CLASS                INSTITUTIONAL CLASS              RETAIL CLASS
BY TELEPHONE:           Call 800 842-2776               Call 800 478-2966                Call 800 223-1200

IN WRITING:             TIAA-CREF Institutional         TIAA-CREF Institutional Mutual   TIAA-CREF Institutional Mutual
                        Mutual Funds                    Funds                            Funds-Retail Class
                        P.O. Box 1259                   P.O. Box 4674                    c/o State Street Bank
                        Charlotte, NC 28201             New York, NY  10164              P.O. Box 8009
                                                                                         Boston, MA 02266-8009

OVER THE INTERNET:      www.tiaa-cref.org               www.tiaa-cref.org/mfs            www.tiaa-cref.org
                        -----------------               ---------------------            -----------------


Information about TIAA-CREF Institutional Mutual Funds (including the SAI) can be reviewed and copied at the SEC's public reference room (1-202-942-8090) in Washington, D.C. The reports and other information are also available through the EDGAR Database on the SEC's internet website at www.sec.gov. Copies of the information can also be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

To lower costs and eliminate duplicate documents sent to your home, we may begin mailing only one copy of the TIAA-CREF Institutional Mutual Funds prospectus, prospectus supplements, annual and semi-annual reports, or any other required documents, to your household, even if more than one shareholder lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call us toll-free or write to us as follows:


                        RETIREMENT CLASS                INSTITUTIONAL CLASS              RETAIL CLASS
BY TELEPHONE:           Call 800 842-2776               Call 800 478-2966                Call 800 223-1200

IN WRITING:             TIAA-CREF Institutional         TIAA-CREF Institutional Mutual   TIAA-CREF Institutional Mutual
                        Mutual Funds                    Funds                            Funds-Retail Class
                        P.O. Box 1259                   P.O. Box 4674                    c/o State Street Bank
                        Charlotte, NC 28201             New York, NY  10164              P.O. Box 8009
                                                                                         Boston, MA 02266-8009






                                                                        811-9301
[LOGO] "Printed on recycled paper                                 TCIMFPOS-10/02

                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS


                       STATEMENT OF ADDITIONAL INFORMATION



This Statement of Additional Information ("SAI") contains additional information that you should consider before investing in TIAA-CREF Institutional Mutual Funds. It is not a prospectus and should be read carefully in conjunction with the TIAA-CREF Institutional Mutual Funds' prospectus dated October 1, 2002 (the "Prospectus"), which may be obtained by writing us at TIAA-CREF Institutional Mutual Funds, P.O. Box 4674, New York, NY 10164 or by calling 800 478-2966.

Capitalized terms used, but not defined, herein have the same meaning as in the Prospectus. The audited financial statements of the TIAA-CREF Institutional Mutual Funds for the fiscal year ended September 30, 2001 are incorporated into this SAI by reference to the Funds' Annual Report to shareholders, and the unaudited financial statements of the TIAA-CREF Institutional Mutual Funds for the six months ended March 31, 2002 are incorporated into this SAI by reference to the Funds' Semi-Annual Report to shareholders. We will furnish you, without charge, a copy of the Annual Report and Semi-Annual Report on request.

                    The date of this SAI is October 1, 2002.




                               -----------------
                               [TIAA-CREF LOGO]

                               -----------------

TABLE OF CONTENTS


INVESTMENT OBJECTIVES, POLICIES, AND RESTRICTIONS .........................    1
   FUNDAMENTAL POLICIES ...................................................    1
   INVESTMENT POLICIES ....................................................    2
MANAGEMENT OF TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ........................   22
   TRUSTEES AND OFFICERS OF THE TIAA-CREF INSTITUTIONAL MUTUAL FUNDS ......   22
   EQUITY OWNERSHIP OF TIAA-CREF INSTITUTIONAL MUTUAL FUNDS TRUSTEES ......   29
   TRUSTEE AND OFFICER COMPENSATION .......................................   30
   BOARD COMMITTEES .......................................................   31
   RESPONSIBILITIES OF THE BOARD ..........................................   33
PRINCIPAL HOLDERS OF SECURITIES ...........................................   33
INVESTMENT ADVISORY AND OTHER SERVICES ....................................   37
ABOUT THE TIAA-CREF INSTITUTIONAL MUTUAL FUNDS AND THE SHARES .............   44
   CLASS STRUCTURE ........................................................   44
   DISTRIBUTION (12B-1) PLAN ..............................................   45
   INDEMNIFICATION OF SHAREHOLDERS ........................................   46
   INDEMNIFICATION OF TRUSTEES ............................................   47
   LIMITATION OF FUND LIABILITY ...........................................   47
   SHAREHOLDER MEETINGS AND VOTING RIGHTS .................................   47
   ADDITIONAL FUNDS OR CLASSES ............................................   48
   DIVIDENDS AND DISTRIBUTIONS ............................................   48
PRICING OF SHARES .........................................................   48
   INVESTMENTS FOR WHICH MARKET QUOTATIONS ARE READILY AVAILABLE ..........   48
   FOREIGN INVESTMENTS ....................................................   48
   DEBT SECURITIES ........................................................   49
   SPECIAL VALUATION PROCEDURES FOR THE MONEY MARKET FUND .................   49
   OPTIONS AND FUTURES ....................................................   50
   INVESTMENTS FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE ......   50
TAX STATUS ................................................................   51
BROKERAGE ALLOCATION ......................................................   57
CALCULATION OF PERFORMANCE DATA ...........................................   66
   YIELD CALCULATIONS .....................................................   66
   ALL FUNDS OTHER THAN THE MONEY MARKET FUND .............................   66
   YIELD INFORMATION ABOUT THE MONEY MARKET FUND ..........................   66
   TOTAL RETURNS ..........................................................   67
   PERFORMANCE COMPARISONS ................................................   71
   ILLUSTRATING COMPOUNDING ...............................................   72
   NET ASSET VALUE ........................................................   72
   MOVING AVERAGES ........................................................   72
   FUND STATISTICS ........................................................   72

   ACCOUNT PERFORMANCE ....................................................   72
   ECONOMIC CONDITIONS ....................................................   72
VOTING RIGHTS .............................................................   73
LEGAL MATTERS .............................................................   73
EXPERTS ...................................................................   73
CONSIDERATIONS CONCERNING THE FUNDS .......................................   73
ADDITIONAL CONSIDERATIONS .................................................   80
FINANCIAL STATEMENTS ......................................................   81

INVESTMENT OBJECTIVES, POLICIES, AND RESTRICTIONS

The following discussion of investment policies and restrictions supplements the Prospectus descriptions of the investment objective and principal investment strategies of each of the TIAA-CREF Institutional Mutual Funds' twenty-three separate investment portfolios or funds (the "Funds"). Under the Investment Company Act of 1940, as amended (the "1940 Act"), any fundamental policy of a registered investment company may not be changed without the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that series. However, each Fund's investment objective, policies and principal investment strategies described in the Prospectus, as well as the investment restrictions contained in "Investment Policies and Risk Considerations" below, are not fundamental and therefore may be changed by the TIAA-CREF Institutional Mutual Funds' board of trustees (the "Board of Trustees" or the "Board") at any time. Each Fund, with the exception of the Real Estate Securities Fund, will be "diversified" within the meaning of the 1940 Act.

Unless stated otherwise, each of the following investment policies and risk considerations apply to each Fund.

FUNDAMENTAL POLICIES

The following restrictions are fundamental policies of each Fund:

    1.  The Fund will not issue senior securities except as permitted by law.

    2. The Fund will not borrow money, except: (a) each Fund may purchase securities on margin, as described in restriction 7 below; and (b) from banks (only in amounts not in excess of 33 1/3 percent of the market value of that Fund's assets at the time of borrowing), and, from other sources, for temporary purposes (only in amounts not exceeding 5 percent, or such greater amount as may be permitted by law, of that Fund's total assets taken at market value at the time of borrowing).

    3. The Fund will not underwrite the securities of other companies, except to the extent that it may be deemed an underwriter in connection with the disposition of securities from its portfolio.

    4.  The Fund will not purchase real estate or mortgages directly.

    5. The Fund will not purchase commodities or commodities contracts, except to the extent futures are purchased as described herein.

    6. The Fund will not lend any security or make any other loan if, as a result, more than 33 1/3 percent of its total assets would be lent to other parties, but this limit does not apply to repurchase agreements.

    7. The Fund will not purchase any security on margin except that the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

    8. The Fund will not, with respect to at least 75 percent of the value of its total assets, invest more than 5 percent of its total assets in the securities of any one issuer, other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or hold more than 10 percent of the outstanding voting securities of any one issuer.


The following restriction is a fundamental policy of each Fund other than the Real Estate Securities Fund.

    9. The Fund will not invest 25 percent or more of its total assets in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or any of its agencies or instrumentalities).

The Real Estate Securities Fund has a non-fundamental policy of investing more than 25 percent of its total assets in securities of issuers in the real estate industry.


INVESTMENT POLICIES


The following restrictions are non-fundamental policies of each Fund. These restrictions may be changed without the approval of the shareholders in the affected Fund.

NON-EQUITY INVESTMENTS OF THE EQUITY FUNDS. The Equity Funds can, in addition to stocks, hold other types of securities with equity characteristics, such as convertible bonds, preferred stock, warrants and depository receipts or rights. Pending more permanent investments or to use cash balances effectively, these Funds can hold the same types of money market instruments the Money Market Fund invests in (see Retail Share Class Prospectus, page __, Institutional Share Class Prospectus, page __, Retirement Share Class Prospectus (18 funds), page __, and Retirement Share Class Prospectus (9 funds), page __), as well as other short-term instruments. These other instruments are the same type of instruments the Money Market Fund holds, but they have longer maturities than the instruments allowed in the Money Market Fund, or else do not meet the requirements for "First Tier Securities."


When market conditions warrant, the Equity Funds can invest directly in debt securities similar to those the Bond Fund may invest in. The Equity Funds can also hold debt securities that they acquire because of mergers, recapitalizations or otherwise.

TEMPORARY DEFENSIVE POSITIONS. During periods when Teachers Advisors, Inc. ("Advisors"), the investment manager for the Funds, believes there are unstable market, economic, political or currency conditions domestically or abroad, Advisors may assume, on behalf of a Fund, a temporary defensive posture and (1) without limitation hold cash and/or invest in money market instruments, or (2) restrict the securities markets in which the Fund's assets will be invested by investing those assets in securities markets deemed by Advisors to be conservative in light of the Fund's investment objective and policies. Under normal circumstances, each Fund may invest a portion of its total assets in cash or money market instruments for cash management purposes, pending investment in accordance with the Fund's investment objective and policies and to meet operating expenses. To the extent that a Fund holds cash or invests in money market instruments, it may not achieve its investment objective.


LIQUIDITY FACILITY. The Equity Funds participate in a $2.25 billion unsecured revolving credit facility, for temporary or emergency purposes, including, without limitation, funding of shareholder redemptions that otherwise might require the untimely disposition of securities. The College Retirement Equities Fund ("CREF"), TIAA-CREF Mutual Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1, each of which is managed by Advisors or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating Funds. Interest associated with any borrowing under the facility will be charged to the borrowing Funds at rates that are based on the Federal Funds Rate in effect during the time of the borrowing.

If a Fund borrows money, it could leverage its portfolio by keeping securities it might otherwise have had to sell. Leveraging exposes a Fund to special risks, including greater fluctuations in net asset value in response to market changes.

ILLIQUID INVESTMENTS. The Board has delegated responsibility to Advisors for determining the value and liquidity of investments held by each Fund. Investments may be illiquid because of the absence of a trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A Fund will not purchase or otherwise acquire any investment, if as a result, more than 15 percent (10 percent in the case of the Money Market Fund) of its net assets (taken at current value) would be invested in illiquid investments.

RESTRICTED SECURITIES. The Funds may invest in restricted securities. A restricted security is one that has a contractual restriction on resale or cannot be resold publicly until it is registered under the Securities Act of 1933, as amended (the "1933 Act"). From time to time, restricted securities can be considered illiquid. For example, they may be considered illiquid if they are not eligible for sale to qualified institutional purchasers in reliance upon Rule 144A under the 1933 Act. However, purchases by a Fund of securities of foreign issuers offered and sold outside the United States may be considered liquid even though they are restricted. The Board of Trustees from time to time may determine the liquidity of restricted securities.

PREFERRED STOCK. The Funds can invest in preferred stock consistent with their investment objectives.

OPTIONS AND FUTURES. Each of the Funds may engage in options and futures strategies to the extent permitted by the Securities and Exchange Commission ("SEC") and Commodity Futures Trading Commission ("CFTC"). We do not intend for any Fund to use options and futures strategies in a speculative manner but rather we would use them primarily as hedging techniques or for cash management purposes.

OPTION-RELATED ACTIVITIES COULD INCLUDE: (1) selling of covered call option contracts and the purchase of call option contracts for the purpose of a closing purchase transaction; (2) buying covered put option contracts, and selling put option contracts to close out a position acquired through the purchase of such options; and (3) selling call option contracts or buying put option contracts on groups of securities and on futures on groups of securities, and buying similar call option contracts or selling put option contracts to close out a position acquired through a sale of such options. This list of options-related activities is not intended to be exclusive, and each Fund may engage in other types of options transactions consistent with its investment objective and policies and applicable law.

A call option is a short-term contract (generally for nine months or less) which gives the purchaser of the option the right but not the obligation to purchase the underlying security at a fixed exercise price at any time (American style) or at a set time (European style) prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the call option, the purchaser pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of a call option has the obligation, upon the exercise of the option by the purchaser, to sell the underlying security at the exercise price. Selling a call option would benefit the seller if, over the option period, the underlying security declines in value or does not appreciate above the aggregate of the exercise price and the premium. However, the seller risks an "opportunity loss" of profits if the underlying security appreciates above the aggregate value of the exercise price and the premium.

A Fund may close out a position acquired through selling a call option by buying a call option on the same security with the same exercise price and expiration date as the call option that it had previously sold on that security. Depending on the premium for the call option purchased by the Fund, the Fund will realize a profit or loss on the transaction.

A put option is a similar short-term contract that gives the purchaser of the option the right to sell the underlying security at a fixed exercise price prior to the expiration of the option regardless of the market price of the security during the option period. As consideration for the put option, the purchaser pays the seller a premium, which the seller retains whether or not the option is exercised. The seller of a put option has the obligation, upon the exercise of the option by the purchaser, to purchase the underlying security at the exercise price. The buying of a covered put contract limits the downside exposure for the investment in the underlying security. The risk of purchasing a put is that the market price of the underlying stock prevailing on the expiration date may be above the option's exercise price. In that case, the option would expire worthless and the entire premium would be lost.

A Fund may close out a position acquired through buying a put option by selling an identical put option on the same security with the same exercise price and expiration date as the put option that it had previously bought on the security. Depending on the premiums of the put options bought and sold, the Fund would realize a profit or loss on the transaction.

In addition to options (both calls and puts) on individual securities, there are also options on groups of securities, such as the Standard & Poor's 100 Index traded on the Chicago Board Options Exchange. There are also options on futures of groups of securities such as the Standard & Poor's 500 Stock Index and the New York Stock Exchange Composite Index. The selling of calls can be used in anticipation of, or in, a general market or market sector decline that may adversely affect the market value of a Fund's portfolio of securities. To the extent that a Fund's portfolio of securities changes in value in correlation with a given stock index, the sale of call options on the futures of that index would substantially reduce the risk to the portfolio of a market decline, and, by so doing, provides an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs. A risk in all options, particularly the relatively new options on groups of securities and on futures on groups of securities, is a possible lack of liquidity. This will be a major consideration before a Fund deals in any option.

There is another risk in connection with selling a call option on a group of securities or on the futures of groups of securities. This arises because of the imperfect correlation between movements in the price of the call option on a particular group of securities and the price of the underlying securities held in the portfolio. Unlike a covered call on an individual security, where a large movement on the upside for the call option will be offset by a similar move on the underlying stock, a move in the price of a call option on a group of securities may not be offset by a similar move in the price of securities held due to the difference in the composition of the particular group and the portfolio itself.

To the extent permitted by applicable regulatory authorities, each Fund may purchase and sell futures contracts on securities or other instruments, or on groups or indices of securities or other instruments. The purpose of hedging techniques using financial futures is to protect the principal value of a Fund against adverse changes in the market value of securities or instruments in its portfolio, and to obtain better returns on investments than available in the cash market. Since these are hedging techniques, the gains or losses on the futures contract normally will be offset by losses or gains, respectively, on the hedged investment. Futures contracts may be offset prior to the future date by executing an opposite futures contract transaction.

A futures contract on an investment is a binding contractual commitment that, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of the securities or instrument underlying the contract. By purchasing a futures contract -- assuming a "long" position -- a Fund legally will obligate itself to accept the future delivery of the underlying security or instrument and pay the agreed price. By selling a futures contract -- assuming a "short" position -- it legally will obligate itself to make the future delivery of the security or instrument against payment of the agreed price.

Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions that may result in a profit or a loss. While futures positions taken by a Fund usually will be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities or instruments whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for closing out positions and guarantees that the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.

A stock index futures contract, unlike a contract on a specific security, does not provide for the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date, a final cash settlement occurs and the futures positions are closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the future is based.

Stock index futures may be used to hedge the equity investments of each Fund with regard to market risk (involving the market's assessment of overall economic prospects), as distinguished from company risk (involving the market's evaluation of the merits of the issuer of a particular security). By establishing an appropriate "short" position in stock index futures, a Fund may seek to protect the value of its securities portfolio against an overall decline in the market for equity securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in stock index futures and later liquidating that position as particular equity securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio equity securities, than would otherwise be the case.

Unlike the purchase or sale of a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit in a custodial account an amount of cash, U.S. Treasury securities, or other permissible assets equal to approximately 5 percent of the contract amount. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, called "variation margin," will be made on a daily basis as the price of the underlying stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when a Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value, and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, where a Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position that will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

There are several risks in connection with the use of a futures contract as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the securities or instruments that are the subject of the hedge. Each Fund will attempt to reduce this risk by engaging in futures transactions, to the extent possible, where, in our judgment, there is a significant correlation between changes in the prices of the futures contracts and the prices of each Fund's portfolio securities or instruments sought to be hedged.

Successful use of futures contracts for hedging purposes also is subject to the user's ability to predict correctly movements in the direction of the market. For example, it is possible that where a Fund has sold futures to hedge its portfolio against declines in the market, the index on which the futures are written may advance and the values of securities or instruments held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures and also experience a decline in value in its portfolio investments. However, we believe that over time the value of a Fund's portfolio will tend to move in the same direction as the market indices that are intended to correlate to the price movements of the portfolio securities or instruments sought to be hedged. It also is possible that, for example, if a Fund has hedged against the possibility of the decline in the market adversely affecting stocks held in its portfolio and stock prices increased instead, the Fund will lose part or all of the benefit of increased value of those stocks that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities or instruments to meet daily variation margin requirements. Such sales may be, but will not necessarily be, at increased prices that reflect the rising market. The Fund may have to sell securities or instruments at a time when it may be disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contracts and the portion of the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying security or instrument due to certain market distortions. First, all transactions in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market also may cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between movements in the futures contracts and the portion of the portfolio being hedged, even a correct forecast of general market trends by Advisors still may not result in a successful hedging transaction over a very short time period.

Each Fund may also use futures contracts and options on futures contracts to manage its cash flow more effectively. To the extent that a Fund enters into non-hedging positions, it will do so only in accordance with certain CFTC exemptive provisions. Thus, pursuant to CFTC Rule 4.5, the aggregate initial margin and premiums required to establish non-hedging positions in commodity futures or commodity options contracts may not exceed 5 percent of the liquidation value of the Fund's portfolio, after-taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that the in-the-money amount of an option that is in-the-money when purchased may be excluded in computing such 5 percent).

Options and futures transactions may increase a Fund's transaction costs and portfolio turnover rate and will be initiated only when consistent with its investment objectives.

INVESTMENT COMPANIES. Each Fund can invest up to 5 percent of its assets in any single investment company and up to 10 percent of its assets in all other investment companies in the aggregate. However, no Fund can hold more than 3 percent of the total outstanding voting stock of any single investment company.

FIRM COMMITMENT AGREEMENTS AND PURCHASE OF "WHEN-ISSUED" SECURITIES. Each Fund can enter into firm commitment agreements for the purchase of securities on a specified future date. When a Fund enters into a firm commitment agreement, liability for the purchase price -- and the rights and risks of ownership of the securities -- accrues to the Fund at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Fund to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Fund is obligated to purchase such securities, it will be required to segregate assets. See below, "Segregated Accounts."

DEBT INSTRUMENTS GENERALLY

A debt instrument held by a Fund will be affected by general changes in interest rates that will in turn result in increases or decreases in the market value of the instrument. The market value of non-convertible debt instruments (particularly fixed-income instruments) in a Fund's portfolio can be expected to vary inversely to changes in prevailing interest rates. In periods of declining interest rates, the yield of a Fund holding a significant amount of debt instruments will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. In addition, when interest rates are falling, money received by such a Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite result can be expected to occur.

RATINGS AS INVESTMENT CRITERIA. Nationally recognized statistical ratings organizations ("NRSRO") ratings represent the opinions of those organizations as to the quality of securities that they rate. Although these ratings, which are relative and subjective and are not absolute standards of quality, are used by Advisors as one of many criteria for the selection of portfolio securities on behalf of the Funds, Advisors also relies upon its own analysis to evaluate potential investments.

Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Although neither event will require the sale of the securities by a Fund, Advisors will consider the event in its determination of whether the Fund should continue to hold the securities. To the extent that a NRSRO's ratings change as a result of a change in the NRSRO or its rating system, the Funds will attempt to use comparable ratings as standards for their investments in accordance with their investment objectives and policies.

CERTAIN INVESTMENT GRADE DEBT OBLIGATIONS. Although obligations rated Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's ("S&P") are considered investment grade, they may be viewed as being subject to greater risks than other investment grade obligations. Obligations rated Baa by Moody's are considered medium-grade obligations that lack outstanding investment characteristics and have speculative characteristics as well, while those obligations rated BBB by S&P are regarded as having only an adequate capacity to pay principal and interest.

U.S. GOVERNMENT DEBT SECURITIES. Some of the Funds may invest in U.S. Government securities. These include: debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by the Federal Housing Administration, Farmers Home Administration, Import-Export Bank of the United States, Small Business Administration, Government National Mortgage Association ("GNMA"), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association ("FNMA"), Federal Deposit Insurance Corporation, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, and Resolution Trust Corporation. Direct obligations of the U.S. Treasury include a variety of securities that differ in their interest rates, maturities and issue dates. Certain of the foregoing U.S. Government securities are supported by the full faith and credit of the United States, whereas others are supported by the right of the agency or instrumentality to borrow an amount limited to a specific line of credit from the U.S. Treasury or by the discretionary authority of the U.S. Government or GNMA to purchase financial obligations of the agency or instrumentality. In contrast, certain of the foregoing U.S. Government securities are only supported by the credit of the issuing agency or instrumentality. Because the U.S. Government is not obligated by law to support an agency or instrumentality that it sponsors, a Fund only invests in U.S. Government securities when Advisors determines that the credit risk associated with the obligation is suitable for the Fund.

RISKS OF LOWER-RATED, LOWER QUALITY DEBT INSTRUMENTS. Lower-rated debt securities (I.E., those rated Ba or lower by Moody's or BB or lower by S&P) are considered, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the higher rated categories. Reliance on credit ratings entails greater risks with regard to lower-rated securities than it does with regard to higher-rated securities, and Advisors' success is more dependent upon its own credit analysis with regard to lower-rated securities than is the case with regard to higher-rated securities. The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher-rated securities, which react primarily to fluctuations in the general level of interest rates. Such lower-rated securities also tend to be more sensitive to economic conditions than are higher-rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, regarding lower-rated bonds may depress prices and liquidity for such securities. To the extent a Fund invests in these securities, factors adversely affecting the market value of lower-rated securities will adversely affect the Funds' net asset value ("NAV"). In addition, a Fund may incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. Although some risk is inherent in all securities ownership, holders of debt securities have a claim on the assets of the issuer prior to the holders of common stock. Therefore, an investment in debt securities generally entails less risk than an investment in common stock of the same issuer.


A Fund may have difficulty disposing of certain lower-rated securities for which there is a thin trading market. Because not all dealers maintain markets in lower-rated securities, there is no established retail secondary market for many of these securities, and the TIAA-CREF Institutional Mutual Funds anticipates that they could be sold only to a limited number of dealers or institutional investors. To the extent there is a secondary trading market for lower-rated securities, it is generally not as liquid as that for higher-rated securities. The lack of a liquid secondary market for certain securities may make it more difficult for the TIAA-CREF Institutional Mutual Funds to obtain accurate market quotations for purposes of valuing a Fund's assets. Market quotations are generally available on many lower-rated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. When market quotations are not readily available, lower-rated securities must be valued by (or under the direction of) the Board of Trustees. This valuation is more difficult and judgment plays a greater role in such valuation when there is less reliable objective data available.


ZERO COUPON OBLIGATIONS. Some of the Funds may invest in zero coupon obligations. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis. Although a Fund will receive no payments on its zero coupon securities prior to their maturity or disposition, it will be required for federal income tax purposes generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of the Fund, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Fund otherwise would not have done so. To the extent a Fund is required to liquidate thinly traded securities, the Fund may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by a Fund to pay distributions, that Fund will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

STRUCTURED OR INDEXED SECURITIES. Some of the Funds may invest in structured or indexed securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured or indexed securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in a loss of the Fund's investment. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the security at maturity may be some multiple of the change in the value of the Reference. Consequently, structured or indexed securities may entail a greater degree of market risk than other types of debt securities because a Fund bears the risk of the Reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

MORTGAGED-BACKED AND ASSET-BACKED SECURITIES

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES GENERALLY. Some of the Funds may invest in mortgage-backed and asset-backed securities, which represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. Mortgage-backed securities include various types of mortgage related securities such as government stripped mortgage related securities, adjustable- rate mortgage related securities and collateralized mortgage obligations. Some of the Funds may also invest in asset-backed securities, which represent participation in, or are secured by and payable from, assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (I.E., credit card) agreements and other categories of receivables. Such assets are securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for certain time periods by letters of credit or pool insurance policies issued by a financial institution unaffiliated with the trust or corporation. Other credit enhancements also may exist.

Mortgage related securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as GNMA, by government related organizations, such as

FNMA and FHLMC, as well as by private issuers, such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.

The average maturity of pass-through pools of mortgage related securities in which some of the Funds may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. For example, in periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage related security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage related securities will vary based upon the prepayment experience of the underlying pool of mortgages. For purposes of calculating the average life of the assets of the relevant Fund, the maturity of each of these securities will be the average life of such securities based on the most recent estimated annual prepayment rate.

ASSET-BACKED AND RECEIVABLE-BACKED SECURITIES. Some of the Funds may invest in asset-backed and receivable-backed securities. To date, several types of asset-backed and receivable-backed securities have been offered to investors including automobile receivables and interests in pools of credit card receivables.


MORTGAGE ROLLS. Some of the Funds may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with a counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") plus the interest earned on the short-term investment awaiting the settlement date of the forward purchase. Unless such benefits exceed the income and gain or loss due to mortgage repayments that would have been realized on the securities sold as part of the mortgage roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage rolls. The Fund will hold and maintain in a segregated account until the settlement date cash or liquid assets in an amount equal to the forward purchase price. The benefits derived from the use of mortgage rolls may depend upon Advisors' ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage rolls can be successfully employed. For financial reporting and tax purposes, some of the Funds treat mortgage rolls as a financing transaction.

LENDING OF SECURITIES. Subject to investment policy 6 on page B-2 (relating to loans of portfolio securities), each Fund may lend its securities to brokers and dealers that are not affiliated with Teachers Insurance and Annuity Association of America ("TIAA"), are registered with the SEC and are members of the National Association of Securities Dealers, Inc. ("NASD"), and also to certain other financial institutions. All loans will be fully collateralized. In connection with the lending of its securities, a Fund will receive as collateral cash, securities issued or guaranteed by the U.S. Government (I.E., Treasury securities), or other collateral permitted by applicable law, which at all times while the loan is outstanding will be maintained in amounts equal to at least 102 percent of the current market value of the loaned securities, or such lesser percentage as may be permitted by the SEC (not to fall below 100 percent of the market value of the loaned securities), as reviewed daily. By lending its securities, a Fund will receive amounts equal to the interest or dividends paid on the securities loaned and in addition will expect to receive a portion of the income generated by the short-term investment of cash received as collateral or, alternatively, where securities or a letter of credit are used as collateral, a lending fee paid directly to the Fund by the borrower of the securities. Such loans will be terminable by the Fund at any time and will not be made to affiliates of TIAA. The Fund may terminate a loan of securities in order to regain record ownership of, and to exercise beneficial rights related to, the loaned securities, including, but not necessarily limited to, voting or subscription rights, and may, in the exercise of its fiduciary duties, terminate a loan in the event that a vote of holders of those securities is required on a material matter. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services or for arranging such loans. Loans of securities will be made only to firms deemed creditworthy. As with any extension of credit, however, there are risks of delay in recovering the loaned securities, should the borrower of securities default, become the subject of bankruptcy proceedings, or otherwise be unable to fulfill its obligations or fail financially.


REPURCHASE AGREEMENTS. Repurchase agreements have the characteristics of loans, and will be fully collateralized (either with physical securities or evidence of book entry transfer to the account of the custodian bank) at all times. During the term of the repurchase agreement, the Fund entering into the agreement retains the security subject to the repurchase agreement as collateral securing the seller's repurchase obligation, continually monitors the market value of the security subject to the agreement, and requires the Fund's seller to deposit with the Fund additional collateral equal to any amount by which the market value of the security subject to the repurchase agreement falls below the resale amount provided under the repurchase agreement. Each Fund will enter into repurchase agreements only with member banks of the Federal Reserve System, and with primary government securities dealers or other domestic or foreign broker-dealers whose creditworthiness has been reviewed and found satisfactory by Advisors and who have, therefore, been determined to present minimal credit risk.

Securities underlying repurchase agreements will be limited to certificates of deposit, commercial paper, bankers' acceptances, or obligations issued or guaranteed by the U.S.

Government or its agencies or instrumentalities, in which the Fund entering into the agreement may otherwise invest.

If a seller of a repurchase agreement defaults and does not repurchase the security subject to the agreement, the Fund entering into the agreement would look to the collateral security underlying the seller's repurchase agreement, including the securities subject to the repurchase agreement, for satisfaction of the seller's obligation to the Fund. In such event, the Fund might incur disposition costs in liquidating the collateral and might suffer a loss if the value of the collateral declines. In addition, if bankruptcy proceedings are instituted against a seller of a repurchase agreement, realization upon the collateral may be delayed or limited.

SWAP TRANSACTIONS. Each Fund may, to the extent permitted by the SEC, enter into privately negotiated "swap" transactions with other financial institutions in order to take advantage of investment opportunities generally not available in public markets. In general, these transactions involve "swapping" a return based on certain securities, instruments, or financial indices with another party, such as a commercial bank, in exchange for a return based on different securities, instruments, or financial indices.

By entering into a swap transaction, a Fund may be able to protect the value of a portion of its portfolio against declines in market value. Each Fund may also enter into swap transactions to facilitate implementation of allocation strategies between different market segments or countries or to take advantage of market opportunities that may arise from time to time. A Fund may be able to enhance its overall performance if the return offered by the other party to the swap transaction exceeds the return swapped by the Fund. However, there can be no assurance that the return a Fund receives from the counterparty to the swap transaction will exceed the return it swaps to that party.

While a Fund will only enter into swap transactions with counterparties it considers creditworthy (and will monitor the creditworthiness of parties with which it enters into swap transactions), a risk inherent in swap transactions is that the other party to the transaction may default on its obligations under the swap agreement. If the other party to the swap transaction defaults on its obligations, the Fund entering into the agreement would be limited to the agreement's contractual remedies. There can be no assurance that a Fund will succeed when pursuing its contractual remedies. To minimize a Fund's exposure in the event of default, it will usually enter into swap transactions on a net basis (I.E., the parties to the transaction will net the payments payable to each other before such payments are made). When a Fund enters into swap transactions on a net basis, the net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each such swap agreement will be accrued on a daily basis and an amount of liquid assets having an aggregate market value at least equal to the accrued excess will be segregated by the Fund's custodian. To the extent a Fund enters into swap transactions other than on a net basis, the amount segregated will be the full amount of the Fund's obligations, if any, with respect to each such swap agreement, accrued on a daily basis. See "Segregated Accounts," below.

Swap agreements may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments.

To the extent that there is an imperfect correlation between the return a Fund is obligated to swap and the securities or instruments representing such return, the value of the swap transaction may be adversely affected. No Fund therefore will enter into a swap transaction unless it owns or has the right to acquire the securities or instruments representative of the return it is obligated to swap with the counterparty to the swap transaction. It is not the intention of any Fund to engage in swap transactions in a speculative manner, but rather primarily to hedge or manage the risks associated with assets held in, or to facilitate the implementation of portfolio strategies of purchasing and selling assets for, the Fund.

SEGREGATED ACCOUNTS. In connection with when-issued securities, firm commitment and certain other transactions in which a Fund incurs an obligation to make payments in the future, a Fund may be required to segregate assets with its custodian bank in amounts sufficient to settle the transaction. To the extent required, such segregated assets can consist of liquid assets, including equity or other securities, or other instruments such as cash, U.S. Government securities or other securities as may be permitted by law.

CURRENCY TRANSACTIONS. The value of a Fund's assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. To minimize the impact of such factors on net asset values, the Fund may engage in foreign currency transactions in connection with their investments in foreign securities. The Funds will not speculate in foreign currency exchange, and will enter into foreign currency transactions only to "hedge" the currency risk associated with investing in foreign securities. Although such transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also may limit any potential gain that might result should the value of such currency increase.

The Funds will conduct their currency exchange transactions either on a spot (I.E., cash) basis at the rate prevailing in the currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into with large commercial banks or other currency traders who are participants in the interbank market.

By entering into a forward contract for the purchase or sale of foreign currency involved in underlying security transactions, a Fund is able to protect itself against possible loss between trade and settlement dates for that purchase or sale resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. This practice is sometimes referred to as "transaction hedging." In addition, when it appears that a particular foreign currency may suffer a substantial decline against the U.S. dollar, a Fund may enter into a forward contract to sell an amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. This practice is sometimes referred to as "portfolio hedging." Similarly, when it appears that the U.S. dollar may suffer a substantial decline against a foreign currency, a Fund may enter into a forward contract to buy that foreign currency for a fixed dollar amount.

The Funds may also hedge their foreign currency exchange rate risk by engaging in currency financial futures, options and "cross-hedge" transactions. In "cross-hedge" transactions, a Fund holding securities denominated in one foreign currency will enter into a forward currency contract to buy or sell a different foreign currency (one that generally tracks the currency being hedged with regard to price movements). Such cross-hedges are expected to help protect a Fund against an increase or decrease in the value of the U.S. dollar against certain foreign currencies.

The Funds may hold a portion of their respective assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

The forecasting of short-term currency market movement is extremely difficult and whether a short-term hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if its predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Fund will have flexibility to roll-over the foreign currency forward contract upon its expiration if it desires to do so. Additionally, there can be no assurance that the other party to the contract will perform its obligations thereunder.


There is no express limitation on the percentage of a Fund's assets that may be committed to foreign currency exchange contracts. A Fund will not enter into foreign currency forward contracts or maintain a net exposure in such contracts where that Fund would be obligated to deliver an amount of foreign currency in excess of the value of that Fund's portfolio securities or other assets denominated in that currency or, in the case of a cross-hedge transaction, denominated in a currency or currencies that the Fund's investment adviser believes will correlate closely to the currency's price movements. The Funds generally will not enter into forward contracts with terms longer than one year.


REAL ESTATE SECURITIES. As described more fully in the Prospectus, the Real Estate Securities Fund will invest primarily in the equity and fixed-income securities of companies that are principally engaged in or related to the real estate industry, including those that own significant real estate assets, such as real estate investment trusts ("REITs"). An issuer is principally "engaged in" or principally "related to" the real estate industry if at least 50 percent of its total assets, gross income, or net profits are attributable to ownership, construction, management or sale of residential, commercial or industrial real estate, or to products or services related to the real estate industry. Issuers engaged in the real estate industry include equity REITs (which directly own real estate), mortgage REITs (which make short-term construction or real estate development loans or invest in long-term mortgages or mortgage pools), real estate brokers and developers, homebuilders, companies that manage real estate, and companies that own substantial amounts of real estate. Businesses related to the real estate industry include manufacturers and distributors of building supplies and financial institutions that make or service mortgage loans.

The Real Estate Securities Fund generally invests in common stocks, but may also, without limitation, invest in preferred stock, convertible securities, rights and warrants, and debt securities of issuers that are principally engaged in or related to the real estate industry, as well as publicly-traded limited partnerships that are principally engaged in or related to the real estate industry. In addition to these securities, the Real Estate Securities Fund may invest up to 20% of its total assets in equity and debt securities of issuers that are not principally engaged in or related to the real estate industry, including debt securities and convertible preferred stock and convertible debt securities rated less than Baa by Moody's or BBB by S&P. If held by the Real Estate Securities Fund in significant amounts, such lower-rated debt securities would increase financial risk and income volatility. The Real Estate Securities Fund may make investments or engage in investment practices that involve special risks, which include convertible securities, "when-issued" securities, securities issued on a delayed-delivery basis, options on securities and securities indices, financial futures contracts and options thereon, restricted securities, illiquid investments, repurchase agreements, structured or indexed securities and lending portfolio securities. These investment practices and attendant risks are described in "Investment Policies and Risk Considerations" in this SAI.

Investments in the securities of companies that own, construct, manage or sell residential, commercial or industrial real estate will be subject to all of the risks associated with the ownership of real estate. These risks include: declines in the value of real estate, negative changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, decreases in property revenues, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, increases in prevailing interest rates, and costs resulting from the clean-up of environmental problems.

In addition to the risks discussed above, equity REITs may be affected by changes in the value of the underlying property of the trusts, while mortgage REITs may be affected by changes in the quality of any credit extended. Both equity and mortgage REITs are dependent upon management skill and may not be diversified themselves. REITs are also subject to heavy cash flow dependency, defaults by borrowers, self liquidation, and the possibility of failing to qualify for special tax treatment under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") or failing to meet other applicable regulatory requirements. Finally, certain REITs may be self-liquidating in that a specific term of existence is provided for in their trust document. In acquiring the securities of REITs, the Real Estate Securities Fund runs the risk that it will sell them at an inopportune time.

FOREIGN INVESTMENTS. As described more fully in the Prospectus, certain Funds may invest in foreign securities, including those in emerging markets. In addition to the general risk factors discussed in the Prospectus, there are a number of country- or region-specific risks and other considerations that may affect these investments.

INVESTMENT IN EUROPE. The total European market (consisting of the European Union, the European Free Trade Association and Eastern European countries) contains over 450 million consumers, a market larger than either the U.S. or Japan. European businesses compete both intra-regionally and globally in a wide range of industries, and recent political and economic changes throughout Europe are likely further to expand the role of Europe in the global economy. As a result, a great deal of interest and activity has been generated aimed at understanding and benefiting from the "new" Europe that may result. The incipient aspects of major developments in Europe as well as other considerations means that there can be no guarantee that outcomes will be as anticipated or will have results that investors would regard as favorable.

THE EUROPEAN UNION. The European Union ("EU") consists of Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, Sweden, and the United Kingdom (the "EU Nations"), with a total population exceeding 370 million. The EU Nations have undertaken to establish, among themselves, a single market that is largely free of internal barriers and hindrances to the free movement of goods, persons, services and capital. Although it is difficult to predict when this goal will be fully realized, macro- and micro-economic adjustments already in train are indicative of significant increases in efficiency and the ability of the EU Nations to compete globally by simplifying product distribution networks, promoting economies of scale, and increasing labor mobility, among other effects.

The establishment of the eleven-country European Monetary Union, a subset of the European Union countries, with its own central bank (the European Central Bank), its own currency (the Euro) and a single interest rate structure, represents a new economic entity, the Euro-area. While authority for monetary policy thus shifts from national hands to an independent supranational body, sovereignty elsewhere remains largely at the national level. Uncertainties with regard to balancing of monetary policy against national fiscal and other political issues and their extensive ramifications represent important risk considerations for investors in these countries.

INVESTMENT IN THE PACIFIC BASIN. The economies of the Pacific Basin vary widely in their stages of economic development. Some countries, such as Japan, Australia, Singapore, and Hong Kong, are considered advanced by Western standards. Others, such as Thailand, Indonesia, and Malaysia, are considered "emerging" -- rapidly shifting from natural resource- and agriculture-based systems to more technologically advanced systems oriented toward manufacturing and services. The major reform of China's economy and political system continues to be an important influence on economic growth internally, and, through trade, across the region. Intra-regional trade has become increasingly important to a number of these economies. Japan, the second largest economy in the world, is the dominant economy in the Pacific Basin, with one of the highest per capita incomes in the world. Its extensive trade relationships also contribute to expectations for regional and global economic growth. Economic growth has historically been relatively strong in the region, but recent economic turmoil among the emerging economies, and unmitigated recessionary impulses in Japan, in the recent past have raised important questions with regard to prospective longer-term outcomes. Potential policy miscalculations or other events could pose important risks to equity investors in any of these economies.

INVESTMENT IN CANADA. Canada, a country rich in natural resources and a leading industrial country of the world, is by far the most important trading partner of the U.S. The U.S., Canada, and Mexico have entered into the North American Free Trade Agreement ("NAFTA"), which is expected to significantly benefit the economies of each of the countries through the more rational allocation of resources and production over the region. The trade adjustment process can be highly complex and controversial and could result in significant risks to all parties.

INVESTMENT IN LATIN AMERICA. Latin America (including Mexico and Central America) has a population of approximately 455 million and is rich in natural resources. Important gains in the manufacturing sector have developed in several of the major countries in the region. A number of countries in the region have taken steps to reduce impediments to trade, most notably through NAFTA between the U.S., Canada and Mexico and the Mercosur agreement between Argentina, Brazil, Paraguay and Uruguay, with Chile as an associate member. Restrictions on international capital flows, intermittent problems with capital flight, and in some instances issues with regard to the repayment of sovereign debt and currency stability, however, remain important concerns in the region -- exacerbating the risks in these equity markets. As a result, Latin American equity markets have been extremely volatile. Efforts to restructure these economies through privatization and fiscal and monetary reform have been met with some success, with gains in output growth and slowing rates of inflation in some countries. These efforts may result in attractive investment opportunities. However, history shows that large shifts in sentiment in markets elsewhere on the globe may very quickly reverberate among these markets, adding greater risk to already volatile markets. There can be no assurance that attempted reforms will ultimately be successful or will bring about results investors would regard as favorable.

OTHER REGIONS. There are developments in other regions and countries around the world that could lead to additional investment opportunities. We will monitor these developments and may invest when appropriate.

DEPOSITORY RECEIPTS. The Equity Funds can invest in American, European and Global Depository Receipts ("ADRs," "EDRs" and "GDRs"). They are alternatives to the purchase of the underlying securities in their national markets and currencies. Although their prices are quoted in U.S. dollars, they do not eliminate all the risks of foreign investing.

ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a foreign correspondent bank. To the extent that a Fund acquires ADRs through banks which do not have a contractual relationship with the foreign issuer of the security underlying the ADR to issue and service such ADRs, there may be an increased possibility that the Fund would not become aware of, and be able to respond to, corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. However, by investing in ADRs rather than directly in the stock of foreign issuers, a Fund will avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs and GDRs are not necessarily quoted in the same currency as the underlying security.

OTHER INVESTMENT TECHNIQUES AND OPPORTUNITIES. Each Fund may take certain actions with respect to merger proposals, tender offers, conversion of equity-related securities and other investment opportunities with the objective of enhancing the portfolio's overall return, regardless of how these actions may affect the weight of the particular securities in the Fund's portfolio.

INDUSTRY CONCENTRATIONS. None of the Funds, with the exception of the Real Estate Securities Fund, will concentrate more than 25 percent of its total assets in any one industry.

PORTFOLIO TURNOVER. The transactions engaged in by the Funds are reflected in the Funds' portfolio turnover rates. The rate of portfolio turnover is calculated by dividing the lesser of the amount of purchases or sales of portfolio securities during the fiscal year by the monthly average of the value of the Funds' portfolio securities (excluding from the computation all securities, including options, with maturities at the time of acquisition of one year or less). A high rate of portfolio turnover generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Funds and ultimately by the Funds' shareholders. However, because portfolio turnover is not a limiting factor in determining whether or not to sell portfolio securities, a particular investment may be sold at any time, if investment judgment or account operations make a sale advisable.

During 2000, the Bond Fund began accounting for dollar roll transactions as financing transactions. This had the effect of significantly lowering the portfolio turnover rate of the Fund for the year ended September 30, 2001 to
266.50 percent as compared to the Fund's portfolio turnover rate for the year ended September 30, 2000 of 301.93 percent.

MANAGEMENT OF TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

TRUSTEES AND OFFICERS OF THE TIAA-CREF INSTITUTIONAL MUTUAL FUNDS

The following table includes certain information about the TIAA-CREF Institutional Mutual Funds' trustees and officers, including positions held with the Funds, length of office and time served, and principal occupations in the last five years. The table also includes the number of portfolios in the fund complex overseen by each trustee and certain directorships held by each of them. The first table includes information about the Funds' disinterested trustees and the second table includes information about the Funds' interested trustees and officers.

DISINTERESTED TRUSTEES


                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                                                                        IN FUND
                                POSITIONS(S)  TERM OF OFFICE    PRINCIPAL               COMPLEX       OTHER
                                HELD WITH     AND LENGTH OF     OCCUPATIONS(S)          OVERSEEN BY   DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUND          TIME SERVED       DURING PAST 5 YEARS     TRUSTEE       HELD BY TRUSTEES
------------------------------- ------------ ------------------ ----------------------- ------------- ------------------
Elizabeth E. Bailey             Trustee       Indefinite term.  John C. Hower            51            Director, CSX
The Wharton School                            Trustee since     Professor of Public                    Corporation and
University of Pennsylvania                    1999.             Policy and                             Philip Morris
Suite 3100                                                      Management, The                        Companies Inc.
Steinberg-Dietrich Hall                                         Wharton School,
Philadelphia, PA  19104-6372                                    University of
Age: 63                                                         Pennsylvania.

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                                                                        IN FUND
                                POSITIONS(S)  TERM OF OFFICE    PRINCIPAL               COMPLEX       OTHER
                                HELD WITH     AND LENGTH OF     OCCUPATIONS(S)          OVERSEEN BY   DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUND          TIME SERVED       DURING PAST 5 YEARS     TRUSTEE       HELD BY TRUSTEES
------------------------------- ------------ ------------------ ----------------------- ------------- ------------------
Joyce A. Fecske                 Trustee       Indefinite term.  Vice President           51            None
11603 Briarwood Lane                          Trustee since     Emerita, DePaul
Burr Ridge, IL 60527                          1999.             University.
Age: 55                                                         Formerly, Vice
                                                                President for Human
                                                                Resources, DePaul
                                                                  University.

Edes P. Gilbert                 Trustee       Indefinite term.  Formerly, Acting         51            None
Independent Educational                       Trustee since     President,
Services                                      1999.             Independent
49 East 78th Street, Suite 4A                                   Educational Services,
New York, NY  10021                                             Consultant,
Age: 70                                                         Independent
                                                                Educational Services,
                                                                and Head, The Spence
                                                                School.

Martin J. Gruber                Trustee       Indefinite term.  Nomura Professor of      51            Director,
New York University                           Trustee since     Finance, New York                      Deutsche Asset
Stern School of Business                      2000.             University, Stern                      Management B.T.
Henry Kaufman Management                                        School of Business.                    Funds, Japan
Education Center                                                Formerly, Chairman,                    Equity Fund,
44 West 4th Street, Suite 988                                   Department of                          Inc., Singapore
New York, NY 10012                                              Finance, New York                      Equity Fund,
Age: 65                                                         University, Stern                      Inc., the Thai
                                                                School of Business,                    Equity Fund,
                                                                and Trustee of TIAA,                   Inc. and the DB
                                                                1996 - 2000.                           Hedge Securities
                                                                                                       Fund, L.L.C.

Nancy L. Jacob                  Trustee       Indefinite term.  President and            51            None
Windermere Investment                         Trustee since     Managing Principal,
Associates                                    1999.             Windermere Investment
121 S.W. Morrison Street                                        Associates.
Suite 925                                                       Formerly, Chairman
Portland, OR  97204                                             and Chief Executive
Age: 59                                                         Officer, CTC
                                                                Consulting, Inc., and
                                                                Executive Vice
                                                                President, U.S. Trust
                                                                of the Pacific
                                                                Northwest.

Marjorie Fine Knowles           Trustee       Indefinite term.  Professor of Law,        51            None
College of Law                                Trustee since     Georgia State
Georgia State University                      1999.             University College of
P.O. Box 4037                                                   Law.
Atlanta, GA  30303-4037
Age: 63

Stephen A. Ross                 Trustee       Indefinite term.  Franco Modigliani        51            Director,
Sloan School of Management                    Trustee since     Professor of Finance                   Freddie Mac;
Massachusetts Institute of                    1999.             and Economics, Sloan                   Co-Chairman,
Technology                                                      School of Management,                  Roll & Ross
77 Massachusetts Avenue                                         Massachusetts                          Asset Management
Cambridge, MA  02139                                            Institute of                           Corp.; and
Age: 58                                                         Technology,                            Principal, IV
                                                                Co-Chairman, Roll &                    Capital, Ltd.
                                                                Ross Asset Management
                                                                Corp.  Formerly,
                                                                Sterling Professor of
                                                                Economics and
                                                                Finance, Yale School
                                                                of Management, Yale
                                                                University.

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                                                                        IN FUND
                                POSITIONS(S)  TERM OF OFFICE    PRINCIPAL               COMPLEX       OTHER
                                HELD WITH     AND LENGTH OF     OCCUPATIONS(S)          OVERSEEN BY   DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUND          TIME SERVED       DURING PAST 5 YEARS     TRUSTEE       HELD BY TRUSTEES
------------------------------- ------------ ------------------ ----------------------- ------------- ------------------
Nestor V. Santiago              Trustee       Indefinite term.  Vice President and      51             Director,
Howard Hughes Medical                         Trustee since     Chief Investment                       Bank-Fund Credit
Institute                                     2000.             Officer, Howard                        Union and
4000 Jones Bridge Road                                          Hughes Medical                         Emerging Markets
Chevy Chase, MD 20815                                           Institute.                             Growth Fund, Inc.
Age: 53                                                         Formerly, Investment
                                                                Advisor/Head of
                                                                Investment Office,
                                                                International
                                                                Monetary Fund.


Eugene C. Sit                   Trustee       Indefinite term.  Chairman, Chief         51             Chairman and
Sit Investment Associates,                    Trustee since     Executive Officer and                  Director of
Inc.                                          1999.             Chief Investment                       registered
4600 Norwest Center                                             Officer, Sit                           investment
90 South Seventh Street                                         Investment                             companies
Minneapolis, MN  55402-4130                                     Associates, Inc. and                   managed by Sit
Age: 64                                                         Sit/Kim International                  Investment
                                                                Investment                             Associates, Inc.
                                                                Associates, Inc.

Maceo K. Sloan                  Trustee       Indefinite term.  Chairman and Chief      51             Director, SCANA
NCM Capital Management Group,                 Trustee since     Executive Officer,                     Corporation and
Inc.                                          1999.             Sloan Financial                        M&F Bancorp. Inc.
103 West Main Street, Suite                                     Group, Inc., and NCM
400                                                             Capital Management
Durham, NC 27701-3638                                           Group, Inc., since
Age: 52                                                         1991.

David K. Storrs                 Trustee       Indefinite term.  President and Chief     51             Director of
Alternative Investment Group,                 Trustee since     Executive Officer,                     thirteen money
LLC                                           1999.             Alternative                            market funds
2960 Post Road                                                  Investment Group, LLC                  sponsored by
Southport, CT  06890                                                                                   Alliance Capital
Age: 58                                                                                                Management

Robert W. Vishny                Trustee       Indefinite term.  Eric J. Gleacher        51             None
University of Chicago                         Trustee since     Distinguished Service
Graduate School of Business                   1999.             Professor of Finance,
1101 East 58th Street                                           University of
Chicago, IL  60627                                              Chicago, Graduate
Age: 43                                                         School of Business.
                                                                Founding Partner, LSV
                                                                Asset Management.


INTERESTED TRUSTEES AND OFFICERS



                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                                                                        IN FUND
                                POSITIONS(S) TERM OF OFFICE     PRINCIPAL               COMPLEX       OTHER
                                HELD WITH    AND LENGTH OF      OCCUPATIONS(S)          OVERSEEN BY   DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUND         TIME SERVED        DURING PAST 5 YEARS     TRUSTEE       HELD BY TRUSTEES
------------------------------- ------------ ------------------ ----------------------- ------------- ------------------
John H. Biggs(1)                Chairman     Indefinite term.   Chairman, President     51           Director, The
TIAA-CREF                                    Trustee since      and Chief Executive                  Boeing Company
730 Third Avenue                             1999.              Officer of CREF, TIAA,
New York, NY  10017-3206                                        TIAA-CREF Mutual
Age: 66                                                         Funds, TIAA-CREF
                                                                Institutional Mutual
                                                                Funds,


                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                                                                        IN FUND
                                POSITIONS(S) TERM OF OFFICE     PRINCIPAL               COMPLEX       OTHER
                                HELD WITH    AND LENGTH OF      OCCUPATIONS(S)          OVERSEEN BY   DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUND         TIME SERVED        DURING PAST 5 YEARS     TRUSTEE       HELD BY TRUSTEES
------------------------------- ------------ ------------------ ----------------------- ------------- ------------------
                                                                TIAA-CREF Life
                                                                Funds and TIAA
                                                                Separate Account VA-1
                                                                (these funds are
                                                                collectively referred
                                                                to as the "TIAA-CREF
                                                                Funds").  Trustee of
                                                                TIAA-CREF Individual
                                                                & Institutional
                                                                Services, Inc.
                                                                ("Services") Member
                                                                of Board of Managers
                                                                of TIAA-CREF
                                                                Investment Management
                                                                LLC ("Investment
                                                                Management").
                                                                Director of Teachers
                                                                Personal Investors
                                                                Services, Inc.
                                                                ("TPIS"), Teachers
                                                                Advisors, Inc.
                                                                ("Advisors") and
                                                                TIAA-CREF Trust
                                                                Company, FSB
                                                                ("TIAA-CREF Trust
                                                                Company").

Martin L. Leibowitz(1)          Vice         Indefinite term    Vice Chairman and       51            None
TIAA-CREF                       Chairman     Trustee and        Chief Investment
730 Third Avenue                and Chief    Chief              Officer of the
New York, NY  10017-3206        Investment   Investment         TIAA-CREF Funds.
Age: 66                         Officer      Officer since      Vice Chairman of the
                                             1999/              Board and Chief
                                             Indefinite term    Investment Officer of
                                             as officer.        TIAA.  Member of
                                                                Board of Managers and
                                                                President of
                                                                Investment
                                                                Management.  Director
                                                                and President of
                                                                Advisors.  Director
                                                                of TIAA-CREF Life
                                                                Insurance Company
                                                                ("TIAA-CREF Life").

Bevis Longstreth(2)             Trustee      Indefinite term.   Retired Partner,        51             Member of the
Debevoise & Plimpton                         Trustee since      Debevoise &                            Board of
919 Third Avenue                             1999.              Plimpton.  Formerly,                   Directors of
New York, NY  10022-6225                                        Partner and Of                         AMVESCAP, PLC
Age: 68                                                         Counsel of Debevoise                   and Chairman of
                                                                & Plimpton, Adjunct                    the Finance
                                                                Professor at Columbia                  Committee of the
                                                                University School of                   Rockefeller
                                                                Law and Commissioner                   Family Fund
                                                                of the U.S.
                                                                Securities and
                                                                Exchange Commission.


                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                                                                        IN FUND
                                POSITIONS(S) TERM OF OFFICE     PRINCIPAL               COMPLEX       OTHER
                                HELD WITH    AND LENGTH OF      OCCUPATIONS(S)          OVERSEEN BY   DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUND         TIME SERVED        DURING PAST 5 YEARS     TRUSTEE       HELD BY TRUSTEES
------------------------------- ------------ ------------------ ----------------------- ------------- ------------------
Richard J. Adamski(1)           Vice         Indefinite term.   Vice President and      N/A            N/A
TIAA-CREF                       President    Vice President     Treasurer of the
730 Third Avenue                and          and Treasurer      TIAA-CREF Funds and
New York, NY 10017-3206         Treasurer    since 1999.        TIAA.  Vice President
Age: 60                                                         and Treasurer of
                                                                Investment
                                                                Management, Services,
                                                                TPIS, Advisors,
                                                                TIAA-CREF Life, and
                                                                TIAA-CREF Tuition
                                                                Financing, Inc.
                                                                ("Tuition Financing").

C. Victoria Apter(1)            Executive    Indefinite term.   Executive Vice          N/A           N/A
TIAA-CREF                       Vice         Executive Vice     President of the
730 Third Avenue                President    President since    TIAA-CREF Funds and
New York, NY 10017-3206                      2000.              TIAA.  Formerly, Vice
Age: 59                                                         President, Retirement
                                                                Services, CREF and
                                                                TIAA.

Scott C. Evans(1)               Executive    Indefinite term.   Executive Vice          N/A           N/A
TIAA-CREF                       Vice         Executive Vice     President, of the
730 Third Avenue                President    President since    TIAA-CREF Funds.
New York, NY 10017-3206                      1999.              Executive Vice
Age: 43                                                         President of
                                                                Investment Management
                                                                and Advisors and
                                                                Director of TIAA-CREF
                                                                Life

Martin E. Galt, III(1)          President    Indefinite term.   Executive Vice          N/A           N/A
TIAA-CREF                                    Executive Vice     President and
730 Third Avenue                             President since    President, TIAA-CREF
New York, NY 10017-3206                      2000.              Investment Products,
Age: 60                                                         CREF and TIAA.
                                                                President of
                                                                TIAA-CREF Mutual
                                                                Funds, TIAA-CREF
                                                                Institutional Mutual
                                                                Funds, TIAA-CREF
                                                                Life Funds and TIAA
                                                                Separate Account
                                                                VA-1. Formerly,
                                                                Executive Vice
                                                                President and
                                                                President,
                                                                Institutional
                                                                Investments, Bank of
                                                                America, and
                                                                Principal Investment
                                                                Officer,
                                                                NationsBank.
                                                                Director and
                                                                President of Tuition
                                                                Financing and TPIS
                                                                and Director of
                                                                TIAA-CREF Life and
                                                                TIAA-CREF Trust
                                                                Company.

Richard L. Gibbs(1)             Executive     Indefinite term.  Executive Vice          N/A           N/A
TIAA-CREF                       Vice          Executive Vice    President of the
730 Third Avenue                President     President since   TIAA-CREF Funds and
New York, NY 10017-3206                       1999.             TIAA.  Executive Vice
Age: 55                                                         President, Investment
                                                                Management, Advisors
                                                                and Tuition Financing
                                                                and Director of
                                                                TIAA-CREF and Life
                                                                and Tuition Financing.

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                                                                        IN FUND
                                POSITIONS(S)  TERM OF OFFICE    PRINCIPAL               COMPLEX       OTHER
                                HELD WITH     AND LENGTH OF     OCCUPATIONS(S)          OVERSEEN BY   DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUND          TIME SERVED       DURING PAST 5 YEARS     TRUSTEE       HELD BY TRUSTEES
------------------------------- ----------- ------------------- ----------------------- ------------- ------------------
Don W. Harrell(1)               Executive     Indefinite term.  Executive Vice          N/A           N/A
TIAA-CREF                       Vice          Executive Vice    President of the
730 Third Avenue                President     President since   TIAA-CREF Funds and
New York, NY 10017-3206                       1999.             TIAA.  Director of
Age: 64                                                         TIAA-CREF Life.

Ira J. Hoch(1)                  Executive     Indefinite term.  Executive Vice          N/A           N/A
TIAA-CREF                       Vice          Executive Vice    President of the
730 Third Avenue                President     President since   TIAA-CREF Funds and
New York, NY 10017-3206                       2000.             TIAA.  Formerly, Vice
Age: 52                                                         President, Retirement
                                                                Services, CREF and
                                                                TIAA.

Matina S. Horner(1)             Executive     Indefinite term.  Executive Vice          N/A           N/A
TIAA-CREF                       Vice          Executive Vice    President of the
730 Third Avenue                President     President since   TIAA-CREF Funds and
New York, NY 10017-3206                       1999.             TIAA.  Director of
Age: 63                                                         TIAA-CREF Life.

E. Laverne Jones(1)             Vice          Indefinite term.  Vice President and      N/A           N/A
TIAA-CREF                       President     Vice President    Corporate Secretary
730 Third Avenue                and           and Corporate     of the TIAA-CREF
New York, NY 10017-3206         Corporate     Secretary since   Funds and TIAA.
Age: 53                         Secretary     1999.

Harry I. Klaristenfeld(1)       Executive     Indefinite Term.  Executive Vice            N/A           N/A
TIAA-CREF                       Vice          Executive Vice    President and Chief
730 Third Avenue                President     President and     Actuary of the
New York, NY 10017-3206         and Chief     Chief Actuary     TIAA-CREF Funds and
Age: 52                         Actuary       since 2000.       TIAA.  Formerly, Vice
                                                                President and Chief
                                                                Actuary, Retirement
                                                                Services, CREF and
                                                                TIAA.  Executive Vice
                                                                President and Chief
                                                                Actuary of Services.

Frances Nolan(1)                Executive     Indefinite term.  Executive Vice            N/A           N/A
TIAA-CREF                       Vice          Executive Vice    President of the
730 Third Avenue                President     President since   TIAA-CREF Funds and
New York, NY 10017-3206                       2000.             TIAA.  Formerly, Vice
Age: 45                                                         President, Retirement
                                                                Services, CREF and
                                                                  TIAA.

Bertram L. Scott(1)             Executive     Indefinite term.  Executive Vice            N/A           N/A
TIAA-CREF                       Vice          Executive Vice    President of the
730 Third Avenue                President     President since   TIAA-CREF Funds and
New York, NY 10017-3206                       2000.             TIAA and Chairman of
Age: 51                                                         the Board, President
                                                                and Chief Executive
                                                                Officer of TIAA-CREF
                                                                Life.  Formerly,
                                                                President and Chief
                                                                Executive Officer,
                                                                Horizon Mercy.

Deanne J. Shallcross(1)         Executive     Indefinite term.  Executive Vice            N/A           N/A
TIAA-CREF                       Vice          Executive Vice    President of the
730 Third Avenue                President     President since   TIAA-CREF Funds and
New York, NY 10017-3206                       1999.             TIAA.  Formerly, Vice
Age: 53                                                         President, Marketing,
                                                                CREF and TIAA.
                                                                Executive Vice
                                                                President of Services.

                                                                                        NUMBER OF
                                                                                        PORTFOLIOS
                                                                                        IN FUND
                                POSITIONS(S)  TERM OF OFFICE    PRINCIPAL               COMPLEX       OTHER
                                HELD WITH     AND LENGTH OF     OCCUPATIONS(S)          OVERSEEN BY   DIRECTORSHIPS
NAME, ADDRESS AND AGE           FUND          TIME SERVED       DURING PAST 5 YEARS     TRUSTEE       HELD BY TRUSTEES
------------------------------- ----------- ------------------- ----------------------- ------------- ------------------
David A. Shunk(1)               Executive     Indefinite term.  Executive Vice            N/A           N/A
TIAA-CREF                       Vice          Executive Vice    President of the
730 Third Avenue                President     President since   TIAA-CREF Funds and
New York, NY 10017-3206                       1999.             TIAA.  Formerly, Vice
Age: 55                                                         President,
                                                                Institutional &
                                                                Individual Consulting
                                                                Services, CREF and
                                                                TIAA.  President and
                                                                Chief Executive
                                                                Officer of Services
                                                                and Director of
                                                                TIAA-CREF Trust
                                                                Company.

John A. Somers(1)               Executive     Indefinite term.  Executive Vice            N/A           N/A
TIAA-CREF                       Vice          Executive Vice    President of the
730 Third Avenue                President     President since   TIAA-CREF Funds and
New York, NY 10017-3206                       1999.             TIAA.  Executive Vice
Age: 58                                                         President of
                                                                Investment Management
                                                                and Advisors and
                                                                Director of TIAA-CREF
                                                                Life.

Charles H. Stamm(1)             Executive     Indefinite term.  Executive Vice            N/A         N/A
TIAA-CREF                       Vice          Executive Vice    President and General
730 Third Avenue                President     President since   Counsel of the
New York, NY 10017-3206                       1999.             TIAA-CREF Funds and
Age: 63                                                         TIAA.  Trustee of
                                                                Services.  Directors
                                                                of TPIS, Advisors,
                                                                TIAA-CREF Trust
                                                                Company, Tuition
                                                                Financing and
                                                                TIAA-CREF Life.
                                                                Member of Board of
                                                                Managers of
                                                                Investment Management.

Mary Ann Werner(1)              Executive     Indefinite term.  Executive Vice            N/A         N/A
TIAA-CREF                       Vice          Executive Vice    President of
730 Third Avenue                President     President since   TIAA-CREF Funds and
New York, NY 10017-3206                       2000.             TIAA and President,
Age: 57                                                         TIAA Shared
                                                                Services.  Formerly,
                                                                Vice President, CREF
                                                                and TIAA.  Executive
                                                                Vice President of
                                                                Services and Director
                                                                of TIAA-CREF Life.

James A. Wolf(1)                Executive     Indefinite term.  Executive Vice            N/A         N/A
TIAA-CREF                       Vice          Executive Vice    President of the
730 Third Avenue                President     President since   TIAA-CREF Funds and
New York, NY 10017-3206                       2000.             TIAA and President,
Age: 57                                                         Retirement Services.
                                                                Formerly, Vice
                                                                President,
                                                                Retirement Services,
                                                                CREF and TIAA.
                                                                Trustee of Services
                                                                and Director of
                                                                TIAA-CREF Life.

(1) The following individuals are "interested persons" under the 1940 Act because they are officers of the TIAA-CREF Mutual Funds: Mses. Apter, Horner, Jones, Nolan, Shallcross and Werner; and Messrs. Adamski, Biggs, Evans, Galt, Gibbs, Harrell, Hoch, Klaristenfeld, Leibowitz, Scott, Shunk, Somers, Stamm and Wolf.

(2) Mr. Longstreth may be considered an "interested person" under the 1940 Act because he is associated with a law firm that has acted as counsel to the TIAA-CREF Institutional Mutual Funds or their affiliates.


EQUITY OWNERSHIP OF TIAA-CREF INSTITUTIONAL MUTUAL FUNDS TRUSTEES

The following chart includes information relating to equity securities beneficially owned by the TIAA-CREF Institutional Mutual Funds trustees in the TIAA-CREF Institutional Mutual Funds and in the same "family of investment companies" as the TIAA-CREF Institutional Mutual Funds.(1) The TIAA-CREF Institutional Mutual Funds' family of investment companies includes TIAA-CREF Institutional Mutual Funds, CREF, TIAA-CREF Mutual Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1.

DISINTERESTED TRUSTEES


                                                       AGGREGATE DOLLAR RANGE OF
                                                       EQUITY SECURITIES IN ALL
                                                       REGISTERED INVESTMENT
                                                       COMPANIES OVERSEEN BY
                         DOLLAR RANGE OF EQUITY        TRUSTEE IN FAMILY OF
NAME OF TRUSTEE          SECURITIES IN FUND            INVESTMENT COMPANIES
--------------------------------------------------------------------------------
Robert H. Atwell         None                          Over $100,000
Elizabeth E. Bailey      None                          Over $100,000
Joyce A. Fecske          None                          Over $100,000
Edes P. Gilbert          None                          $50,001 - $100,000
Martin J. Gruber         None                          Over $100,000
Nancy L. Jacob           None                          Over $100,000
Marjorie Fine Knowles    None                          Over $100,000
Stephen A. Ross          None                          Over $100,000
Nestor V. Santiago       None                          $50,001 - $100,000
Eugene C. Sit            None                          $50,001 - $100,000
Maceo K. Sloan           None                          $50,001 - $100,000
David K. Storrs          None                          Over $100,000
Robert W. Vishny         None                          $10,001 - $50,000

INTERESTED TRUSTEES


                                                       AGGREGATE DOLLAR RANGE OF
                                                       EQUITY SECURITIES IN ALL
                                                       REGISTERED INVESTMENT
                                                       COMPANIES OVERSEEN BY
                         DOLLAR RANGE OF EQUITY        TRUSTEE IN FAMILY OF
NAME OF TRUSTEE          SECURITIES IN FUND            INVESTMENT COMPANIES
--------------------------------------------------------------------------------
John H. Biggs            International Equity Fund -   Over $100,000
                         Over $100,000
                         Growth Equity Fund -
                         $50,001-$100,000
                         Growth & Income Fund -
                         Over $100,000
                         Bond Fund - Over $100,000

Martin L. Leibowitz      None                           Over $100,000
Bevis Longstreth         None                           Over $100,000


(1)   Beneficial ownership information is as of December 31, 2001.

TRUSTEE AND OFFICER COMPENSATION

The following table shows the compensation received from the Funds and the TIAA-CREF fund complex by each non-officer trustee for the year ended December 31, 2001. The Funds' officers receive no compensation from any fund in the TIAA-CREF fund complex. The TIAA-CREF fund complex consists of: CREF, TIAA Separate Account VA-1, TIAA-CREF Life Funds, TIAA-CREF Institutional Mutual Funds and TIAA-CREF Mutual Funds, each a registered investment company.

TIAA-CREF Institutional Mutual Funds has a long-term performance deferred compensation plan for non-employee trustees. Under this unfunded plan, annual contributions equal to half the amount of the basic annual trustee stipend are allocated to notional CREF and TIAA accounts, in predetermined percentages. Benefits will be paid in a lump sum after the Trustee leaves the Board. Pursuant to a separate deferred compensation plan, non-employee Trustees also have the option to defer payment of their basic stipend and allocate it to notional TIAA and CREF accounts chosen by the individual trustee. Benefits under that plan are also paid in a lump sum after the trustee leaves the Board.

DISINTERESTED TRUSTEES


                                              LONG-TERM
                                            PERFORMANCE
                                               DEFERRED
                                           COMPENSATION                    TOTAL
                             AGGREGATE     CONTRIBUTION             COMPENSATION
                          COMPENSATION       AS PART OF                PAID FROM
NAME                     FROM THE FUND         EXPENSES     TIAA-CREF COMPLEX(1)
--------------------------------------------------------------------------------
Robert H. Atwell           $326               $52               $79,500
Elizabeth E. Bailey        $325               $52               $77,250
Joyce A. Fecske            $276               $52               $67,500
Edes P. Gilbert            $294               $52               $71,250
Martin J. Gruber           $233               $44               $50,625
Nancy L. Jacob             $261               $52               $63,750
Majorie Fine Knowles(2)    $246               $52               $61,500
Stephen A. Ross(2)         $279               $52               $69,000
Nestor V. Santiago         $257               $44               $56,625
Eugene C. Sit              $263               $52               $64,500
Maceo K. Sloan             $269               $52               $66,750
David K. Storrs            $289               $52               $69,000
Robert W. Vishny           $264               $52               $64,500
--------------------------------------------------------------------------------


INTERESTED TRUSTEES

                                              LONG-TERM
                                            PERFORMANCE
                                               DEFERRED
                                           COMPENSATION                    TOTAL
                             AGGREGATE     CONTRIBUTION             COMPENSATION
                          COMPENSATION       AS PART OF                PAID FROM
NAME                     FROM THE FUND         EXPENSES     TIAA-CREF COMPLEX(1)
--------------------------------------------------------------------------------
Bevis Longstreth(2)        $285               $52               $67,500

(1) Includes portion of fees attributed to service on the CREF board, TIAA-CREF Mutual Funds board, and the TIAA-CREF Life Funds board, as applicable.

(2) This compensation, or a portion of it, was not actually paid based on prior election of trustee to defer receipt of payment in accordance with the provisions of deferred compensation plan for non-officer trustees. Excluding this year's deferrals, a total of $3,298,203 earned across the fund complex has been deferred for prior years' service, including interest through year-end 2000, for all current trustees who had elected to defer their compensation.


BOARD COMMITTEES

Every year, the Board of Trustees appoints certain committees with specific responsibilities for aspects of the TIAA-CREF Institutional Mutual Funds' operations. Included among these are:

(1) An Audit Committee, consisting solely of independent trustees who are not officers of the TIAA-CREF Institutional Mutual Funds, which audits and examines the records and affairs of the TIAA-CREF Institutional Mutual Funds as it deems necessary, using independent auditors or others. The Audit Committee has adopted a formal written charter that is available upon request. During 2001, the Audit Committee held six meetings. The current members of the Audit Committee are Mr. Sloan (chair), Dr. Gruber, Mr. Santiago and Mr. Storrs.

(2) A Finance Committee, which oversees the management of the TIAA-CREF Institutional Mutual Funds' investments subject to appropriate oversight by the full Board of Trustees. During 2001, the Finance Committee held four meetings. The current members of the Finance Committee are Mr. Biggs (chair), Dr. Gruber, Dr. Jacob, Ms. Knowles, Mr. Leibowitz, Mr. Longstreth, Dr. Ross, Mr. Santiago, Mr. Sit, Mr. Sloan, Mr. Storrs and Dr. Vishny.


(3) A Corporate Governance and Social Responsibility Committee, consisting solely of independent trustees who are not officers of the TIAA-CREF Institutional Mutual Funds, which addresses all corporate social responsibility and corporate governance issues, including the voting of the TIAA-CREF Institutional Mutual Funds' shares and the initiation of appropriate shareholder resolutions. During 2001, the Corporate Governance and Social Responsibility Committee held five meetings. The current members of the Corporate Governance and Social Responsibility Committee are Ms. Knowles (chair), Dr. Bailey, Ms. Fecske, Ms. Gilbert, Mr. Longstreth and Mr. Storrs.


(4) An Executive Committee, which generally is vested with full board powers between board meetings on matters not specifically addressed by the full Board. During 2001, the Executive Committee held five meetings. The current members of the Executive Committee are Mr. Biggs (chair), Dr. Bailey, Ms. Fecske, Dr. Gruber, Ms. Knowles, Mr. Leibowitz and Mr. Longstreth.

(5) A Nominating and Personnel Committee, consisting solely of independent trustees who are not officers of the TIAA-CREF Institutional Mutual Funds, which nominates certain TIAA-CREF Institutional Mutual Funds' officers and the standing committees of the Board, and recommends candidates for election as trustees. During 2001, the Nominating and Personnel Committee held five meetings. The current members of the Nominating and Personnel Committee are Dr. Ross (chair), Ms. Gilbert, Dr. Jacob, Mr. Sit and Dr. Vishny.

The Nominating and Personnel Committee will consider potential nominees for trustees recommended by investors. Investors can recommend nominees by writing to the Secretary of the TIAA-CREF Institutional Mutual Funds. The Secretary's address is: 730 Third Avenue, New York, New York 10017-3206.

RESPONSIBILITIES OF THE BOARD


The Funds' trustees are responsible for overseeing the Funds' corporate policies and for adhering to fiduciary standards under the 1940 Act. Most significantly, the Board is responsible for the initial approval and annual renewal of the Fund's investment management agreement with Advisors. Under the agreement, Advisors assumes responsibility for providing to, or obtaining for, the Funds investment advisory services. In considering whether to initially approve the investment management agreement and renew the agreement annually thereafter, the Board considered the investment management fee structure of each of the Funds in light of a variety of factors, including (a) the nature and quality of services provided to the Fund and its shareholders, (b) Advisors' anticipated costs in providing those services, (c) the reasonableness of the investment management fees and how such fees compared to fees paid by other similar mutual funds, and
(d) other benefits derived in connection with Advisors' relationship with the Fund.

As part of its consideration of the quality of services provided by Advisors to the Fund and its shareholders, the Board reviewed the relative performance of each Fund. The Board also reviewed Advisors' anticipated profit/loss situation in providing the services to the Funds. The Board considered Advisors' anticipated profit/loss situation to be reasonable in relation to the nature, quality and cost of Advisors' services. In considering the investment management fees charged under the agreement, the Board reviewed the investment management fees of other similarly situated fund complexes. The Board further reviewed the expense ratios of each Fund relative to other mutual funds, and noted that that the expense ratios compared favorably to those of other funds.

PRINCIPAL HOLDERS OF SECURITIES

As of September 1, 2002, the following persons are known by the Fund to hold beneficially 5% or more of the outstanding shares of the following classes of
Funds:

Teachers Insurance and Annuity Association of America*
730 Third Avenue
New York, NY 10017

                                              PERCENT OF INSTITUTIONAL
FUND                                                CLASS SHARES
-------------------------------------------------------------------------------
Social Choice Equity Fund                              37.64%

TIAA-CREF Trust Company, FSB ("Trust Company")**
211 North Broadway - Suite 1000
St. Louis, MO 63102


                                              PERCENT OF INSTITUTIONAL
FUND                                                CLASS SHARES
--------------------------------------------------------------------------------
Growth Equity Fund                                      6.88%
Growth & Income Fund                                   31.43%
International Equity Fund                              21.93%
Equity Index Fund                                      12.43%
Social Choice Equity Fund                               9.83%
Bond Fund                                              17.33%


Golden State ScholarShare College Savings Trust
c/o ScholarShare Investment Board
California State Treasurers Office
915 Capitol Mall
Sacramento, CA 95814



                                              PERCENT OF INSTITUTIONAL
FUND                                                CLASS SHARES
--------------------------------------------------------------------------------
Growth & Income Fund                                   16.13%
International Equity Fund                               7.55%
Social Choice Equity Fund                              25.31%


Missouri Saving for Tuition Program
The Missouri Higher Education Savings
Program Board
c/o TIAA Tuition Financing, Inc.
P.O. Box 66797
St. Louis, MO 63166-6797


                                              PERCENT OF INSTITUTIONAL
FUND                                                CLASS SHARES
--------------------------------------------------------------------------------
Growth & Income Fund                                    7.87%

New York's College Savings Program
P.O. Box 1010
New York, NY  10021-1010

                                              PERCENT OF INSTITUTIONAL
FUND                                                CLASS SHARES
--------------------------------------------------------------------------------
Growth Equity Fund                                     55.97%
International Equity Fund                              21.93%
Equity Index Fund                                      21.19%
Bond Fund                                              11.84%
Money Market Fund                                      37.96%


Community Funds, Inc.
2 Park Avenue
New York, NY 10016



                                              PERCENT OF INSTITUTIONAL
FUND                                                CLASS SHARES
--------------------------------------------------------------------------------
Growth & Income Fund                                    8.01%

The Danforth Foundation
211 N. Broadway, Suite 2390
St. Louis, MO 63102


                                              PERCENT OF INSTITUTIONAL
FUND                                                CLASS SHARES
--------------------------------------------------------------------------------
Bond Fund                                               6.82%
Equity Index Fund                                      20.33%
Money Market Fund                                      20.36%


Fleet Asset Management
50 Kennedy Plaza
RIDE03611E
Providence, RI 02903-2305

                                              PERCENT OF INSTITUTIONAL
FUND                                                CLASS SHARES
--------------------------------------------------------------------------------
Social Choice Equity Fund                              14.22%

The International Centre for Diarrhoeal Disease Research,
Bangladesh/Centre for Health & Population Research
Endowment Fund
10630 Little Patuxent Parkway
Century Plaza, Suite 126
Columbia, MD 21044

                                              PERCENT OF INSTITUTIONAL
FUND                                                CLASS SHARES
--------------------------------------------------------------------------------
Social Choice Equity Fund                               7.14%


James S. McDonnell Foundation
1034 S. Brentwood Blvd., Suite 1860
St. Louis, MO 63117


                                              PERCENT OF INSTITUTIONAL
FUND                                                CLASS SHARES
--------------------------------------------------------------------------------
International Equity Fund                              14.94%


The New York Academy of Medicine
1216 5th Avenue
New York, NY 10029

                                              PERCENT OF INSTITUTIONAL
FUND                                                CLASS SHARES
--------------------------------------------------------------------------------
International Equity Fund                               5.50%

* TIAA, a New York State chartered insurance company, holds these shares in exchange for providing the initial seed capital to this Fund.

** The Trust Company, a federal savings bank, holds these shares in a fiduciary capacity for its clients. The Trust Company has investment discretion over these shares.

The current trustees and officers of the Fund, as a group, beneficially own less than 1% of the shares of each class of each Fund.

Any person owning more than 25% of each Fund's shares may be considered a "controlling person" of that Fund. A controlling person's vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

INVESTMENT ADVISORY AND OTHER SERVICES

As explained in the Prospectus, investment advisory and related services for each of the Funds are provided by personnel of Advisors. Advisors manages the investment and reinvestment of the assets of each Fund, subject to the direction and control of the Finance Committee of the Board of Trustees.

TIAA, an insurance company, holds all of the shares of TIAA-CREF Enterprises, Inc. ("Enterprises"), which in turn holds all of the shares of Advisors and of Teachers Personal Investors Services, Inc. ("TPIS"), the principal underwriter for the TIAA-CREF Institutional Mutual Funds. TIAA also holds all the shares of TIAA-CREF Individual & Institutional Services, Inc. ("Services") and TIAA-CREF Investment Management, LLC ("Investment Management"). Services acts as the principal underwriter, and Investment Management provides investment advisory services, to CREF, a companion organization to TIAA. All of the foregoing are affiliates of the TIAA-CREF Institutional Mutual Funds and Advisors.

Investment management fees are payable monthly to Advisors. They are calculated as a percentage of the average value of the net assets each day for each Fund, and are accrued daily proportionately at 1/365th (1/366th in a leap year) of the rates set forth in the Prospectus. Prior to October 1, 2002, under the investment management agreement between the TIAA-CREF Institutional Mutual Funds and Advisors, Advisors had agreed to waive a portion of the investment management fees payable to Advisors for services it provided under the investment management agreement.

The tables below reflect, for the periods June 14, 1999 (commencement of operations) through September 30, 1999 (the Fund's fiscal year end) and for the Fund's fiscal years ended September 30, 2000 and 2001, (i) the total dollar amount of investment management fees for each Fund, (ii) the amount of the waiver of the portion of the investment management fee attributable to each Fund, and (iii) the net investment management fees for each Fund after such waivers. Information for the Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, Equity Index Fund, S&P 500 Index Fund, Mid-Cap Growth Index Fund, Mid-Cap Value Index Fund, Mid-Cap Blend Index Fund, Small-Cap Growth Index Fund, Small-Cap Value Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund, Real Estate Securities Fund and Inflation-Linked Bond Fund is not provided because these Funds were introduced in 2002.

                                        GROSS                               WAIVED                                NET
                          ----------------------------------  ----------------------------------  ----------------------------------
                                                    June 14,                            June 14,                            June 14,
                          Fiscal Year  Fiscal Year  1999 -    Fiscal Year  Fiscal Year  1999 -    Fiscal Year  Fiscal Year  1999 -
                          Ended Sept.  Ending Sept. Sept.     Ended Sept.  Ending Sept. Sept.     Ended Sept.  Ending Sept. Sept.
                          30, 2001     30, 2000     30, 1999  30, 2001     30, 2000     30, 1999  30, 2001     30, 2000     30, 1999
                          ----------------------------------------------------------------------------------------------------------
Growth Equity Fund         $333,725    $183,021     $19,527   $101,568     $55,702      $5,943    $232,157     $127,319     $13,584

Growth & Income Fund       $282,856    $ 87,801     $17,716   $ 86,087     $26,722      $5,392    $196,769     $ 61,079     $12,324

International Equity Fund  $272,038    $143,811     $21,048   $ 90,679     $47,937      $7,016    $181,359     $ 95,874     $14,032

Equity Index Fund          $138,133    $ 72,448     $13,865   $ 53,718     $28,174      $5,392    $ 84,415     $ 44,274     $ 8,473

Social Choice Equity Fund  $ 53,985    $ 53,059     $14,659   $ 19,889     $19,548      $5,401    $ 34,096     $ 33,511     $ 9,258

Bond Fund                  $411,567    $170,515     $14,462   $114,324     $47,365      $4,017    $297,243     $123,150     $10,445

Money Market Fund          $ 46,735    $ 38,243     $11,262   $ 15,578     $12,747      $3,754    $ 31,157     $ 25,496     $ 7,508

SERVICE AGREEMENT

In 2002, the TIAA-CREF Institutional Mutual Funds entered into a Service Agreement ("Service Agreement") with Advisors, whereby Advisors has agreed to provide or arrange for the provision of a variety of services for the ordinary operation of the TIAA-CREF Institutional Mutual Funds, including, but not limited to, transfer agency, accounting and administrative services.

Specific transfer agency services include: (1) receiving orders for the purchase of Fund shares, issuing shares upon receipt of such orders, and recording the issuance of shares; (2) receiving redemption requests; (3) effecting transfers of shares; (4) preparing and transmitting payments for dividends and distributions; (5) maintaining records for shareholder accounts; (6) maintaining shareholder relations, including preparing necessary reports and other information and services; (7) performing shareholder services funded by any shareholder service plan; and (8) performing any other customary services of a transfer agent or dividend-disbursing agent for a registered investment company.

Specific accounting services include: (1) monitoring expenses and preparation and updating expense budgets; (2) preparing and filing Forms N-SAR; (3) preparing financial information for meetings of the Board of Trustees; (4) calculating the net asset value of each Fund and the net asset value per share of each class of shares; (5) calculating total return and other statistical information; (6) calculating dividend amounts available for distribution and notifying transfer agent of authorized dividend rates; (7) preparing financial statements; (8) monitoring portfolio activity; (9) determining the allocation of invoices among Funds and authorizing payment of expenses; (10) maintaining accounting records for each Fund and making appropriate representations in conjunction with audits; (11) preparing federal, state and local tax returns and reports; (12) coordinating review and approval of dividends by management and auditors and portfolio listings to be included in financial statements; and (13) performing any other customary accounting services for a registered investment company.

Specific administrative services include: (1) preparing materials and minutes for meetings of Board of Trustees, including assistance in presentations to Board of Trustees; (2) providing regulatory compliance advice to the distributor and the Funds regarding sales literature and marketing plans; (3) monitoring portfolio activity; (4) preparing responses to performance questionnaires; (5) preparing semi-annual and annual shareholder reports, and coordinating auditor and management review; (6) filing notices with state securities regulators regarding sales of Fund shares; (7) developing and implementing procedures to monitor and test compliance with regulatory requirements and with Fund investment objective, policies and restrictions; (8) approving dividend rates, distributions, and tax positions; (9) coordinating activities of other service providers; (10) coordinating, preparing, filing and printing of registration statements for the TIAA-CREF Institutional Mutual Funds; (11) preparing management letter and coordinating production of Management Discussion and Analysis with respect to the preparation and printing of shareholder reports;
(12) reviewing tax returns; (13) creating and maintaining business records; and (14) performing any other customary administrative services for a registered investment company.

For the services rendered, the facilities furnished and expenses assumed by Advisors, the Fund will pay to Advisors at the end of each calendar month a fee for each Fund calculated as a percentage of the daily net assets of the Fund at the annual rates set forth in the table below:

NAME OF FUND                                          SERVICES FEE RATE
-----------------------------------------------------------------------
GROWTH EQUITY FUND
         Institutional Class                                0.04%

GROWTH & Income Fund
         Retirement Class                                   0.29%
         Institutional Class                                0.04%

INTERNATIONAL EQUITY FUND
         Retirement Class                                   0.29%
         Institutional Class                                0.03%

LARGE-CAP VALUE FUND
         Retirement Class                                   0.29%
         Institutional Class                                0.04%
         Retail Class                                       0.33%

MID-CAP GROWTH FUND
         Retirement Class                                   0.29%
         Institutional Class                                0.04%
         Retail Class                                       0.33%

MID-CAP VALUE FUND
         Retirement Class                                   0.29%
         Institutional Class                                0.04%
         Retail Class                                       0.33%

SMALL-CAP EQUITY FUND
         Retirement Class                                   0.29%
         Institutional Class                                0.04%
         Retail Class                                       0.19%

LARGE-CAP GROWTH INDEX FUND
         Retirement Class                                   0.27%
         Institutional Class                                0.02%

LARGE-CAP VALUE INDEX FUND
         Retirement Class                                   0.27%
         Institutional Class                                0.02%

EQUITY INDEX FUND
         Institutional Class                                0.02%

S&P 500 INDEX FUND
         Retirement Class                                   0.27%
         Institutional Class                                0.02%

MID-CAP GROWTH INDEX FUND
         Retirement Class                                   0.27%
         Institutional Class                                0.02%

MID-CAP VALUE INDEX FUND
         Retirement Class                                   0.27%
         Institutional Class                                0.02%

MID-CAP BLEND INDEX FUND
         Retirement Class                                   0.27%
         Institutional Class                                0.02%

SMALL-CAP GROWTH INDEX FUND
         Retirement Class                                   0.27%
         Institutional Class                                0.02%

SMALL-CAP VALUE INDEX FUND
         Retirement Class                                   0.27%
         Institutional Class                                0.02%

SMALL-CAP BLEND INDEX FUND
         Retirement Class                                   0.27%
         Institutional Class                                0.02%

INTERNATIONAL EQUITY INDEX FUND
         Retirement Class                                   0.28%
         Institutional Class                                0.03%

SOCIAL CHOICE EQUITY FUND
         Retirement Class                                   0.27%
         Institutional Class                                0.02%

REAL ESTATE SECURITIES FUND
         Retirement Class                                   0.29%
         Institutional Class                                0.04%
         Retail Class                                       0.33%

BOND FUND
         Institutional Class                                0.04%

INFLATION-LINKED BOND FUND
         Institutional Class                                0.03%
         Retail Class                                       0.18%


MONEY MARKET FUND
         Institutional Class                                0.03%

The Service Agreement fee is accrued daily at 1/365th of the applicable annual rate set forth in the above table.

The Service Agreement will continue in effect from year to year so long as such continuance is specifically approved for the Fund at least annually by the Board of Trustees, or by the vote of a majority of the outstanding votes attributable to the shares of such Fund. The Service Agreement provides that it may be terminated without penalty, by the Board of Trustees or by vote of a majority of the outstanding votes attributable to the shares of the applicable Fund, or by Advisors, in each case on sixty (60) days' written notice to the other party. The Service Agreement may also be amended as to each Fund by the parties only if such amendment is specifically approved by the Board of Trustees, or by the vote of a majority of the outstanding votes attributable to the shares of such Fund.

UNDERWRITERS

TPIS, 730 Third Avenue, New York, NY 10017-3206, may be considered the "principal underwriter" for the TIAA-CREF Institutional Mutual Funds. TIAA holds all of the shares of Enterprises, which in turn holds all the shares of Advisors and of TPIS. Shares of the TIAA-CREF Institutional Mutual Funds are offered on a continuous basis with no sales load. Pursuant to a Distribution Agreement with the TIAA-CREF Institutional Mutual Funds, TPIS has the right to distribute shares of the TIAA-CREF Institutional Mutual Funds for the two-year period beginning June 1, 1999, and thereafter from year to year subject to approval by the Board of Trustees. TPIS may enter into selling agreements with one or more broker-dealers, which may or may not be affiliated with TPIS, to provide distribution-related services to the TIAA-CREF Institutional Mutual Funds.

CUSTODIAN AND TRANSFER AGENT

JPMorgan Chase Bank ("JPMorgan"), 4 Chase MetroTech Center, Brooklyn, NY 11245, acts as custodian for TIAA-CREF Institutional Mutual Funds. JPMorgan is responsible for the safekeeping of the Funds' portfolio securities.

Boston Financial Data Services, Inc., 2 Heritage Drive, Quincy, MA 02171, acts as the transfer and dividend paying agent for the Funds.

INDEPENDENT AUDITORS


Ernst & Young LLP, 5 Times Square, New York, NY 10036, serves as the independent auditor of the TIAA-CREF Institutional Mutual Funds.


PERSONAL TRADING POLICY

Personnel of Advisors and members of their households are limited in trading for their own accounts pursuant to the TIAA-CREF Institutional Mutual Funds' Personal Trading Policy (the "Policy"). Some transactions they make must be reported and approved, and they must send duplicates of all confirmation statements and other account reports to a special compliance unit for review. The Policy can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Policy is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of the Policy may be obtained, after paying a duplication fee, by electronic request, at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

ABOUT THE TIAA-CREF INSTITUTIONAL MUTUAL FUNDS AND THE SHARES

TIAA-CREF Institutional Mutual Funds was organized as a Delaware business trust on April 15, 1999. A copy of TIAA-CREF Institutional Mutual Funds' Certificate of Trust, dated April 15, 1999, as amended, is on file with the Office of the Secretary of State of the State of Delaware. As a Delaware business trust, the TIAA-CREF Institutional Mutual Funds' operations are governed by its Declaration of Trust. Upon the initial purchase of shares of beneficial interest in TIAA-CREF Institutional Mutual Funds, each shareholder agrees to be bound by the Declaration of Trust, as amended from time to time.

CLASS STRUCTURE

The TIAA-CREF Institutional Mutual Funds offers three classes of shares (Retirement Class, Institutional Class and Retail Class), which have the distribution and service fee arrangements described below. A Fund may not offer all classes of shares.

RETIREMENT CLASS SHARES. Retirement Class shares of the Funds are offered exclusively through accounts established by employees with Services in connection with certain employee benefit plans, such as 401(a) (including 401(k) and Keogh plans), 403(b) and 457 plans. Retirement Class shares are also offered through custody accounts established by individuals with Services as Individual Retirement Accounts ("IRAs"). Retirement Class shares are offered with a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, which is described below. In addition, Retirement Class shares are offered with a separate shareholder servicing plan providing for a shareholder service expense of up to 0.35% of the value of the average daily net assets of the Fund attributable to Retirement Class shares. For more information about the servicing plan, see "Service Agreement" on page B-39.

INSTITUTIONAL CLASS SHARES. Institutional Class shares of the Funds are available for purchase by certain intermediaries affiliated with TIAA-CREF ("TIAA-CREF Intermediaries") or other persons, such as state-sponsored tuition savings plans, who have entered into a contract with a TIAA-CREF Intermediary that enables them to purchase Institutional Class shares, or other affiliates of TIAA-CREF who the TIAA-CREF Institutional Mutual Funds may approve from time to time. Institutional Class shares are offered without distribution plan or shareholder service plan expenses or fees. All expenses or costs of distributing or promoting the Institutional Class shares are paid by Advisors.

RETAIL CLASS SHARES. Retail Class shares of the Funds are offered directly to the investing public. Retail Class shares are offered without distribution plan or shareholder service plan expenses or fees. All expenses or costs of distributing or promoting the Retail Class shares are paid by Advisors.

DISTRIBUTION (12b-1) PLAN

The TIAA-CREF Institutional Mutual Funds' Board of Trustees has adopted a Distribution Plan with respect to the Retirement Class shares of each Fund (the "Distribution Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Distribution Plan, each Fund reimburses TPIS for all or part of certain expenses that TPIS incurs in connection with the promotion and distribution of its Retirement Class shares. The expenses for which a Fund may reimburse TPIS under the Distribution Plan include, but are not limited to, compensation of dealers and others for the expenses of their various activities primarily intended to promote the sale of its Retirement Class shares, and for providing personal and account maintenance services to holders of Retirement Class shares and salaries and other expenses relating to the Retirement Class account servicing efforts. Reimbursements by a Fund under the Distribution Plan are calculated daily and paid monthly up to a rate or rates approved from time to time by the Board of Trustees, provided that no rate approved by the Board of Trustees for any Fund may exceed the annual rate of 0.04% of the average daily net asset value of shares of such Fund. For purposes of determining the reimbursements payable under the Distribution Plan, the NAV of the outstanding Retirement Class shares of a Fund are computed in accordance with the Declaration of Trust.

The Distribution Plan was approved by the shareholders of the TIAA-CREF Institutional Mutual Funds. The Distribution Plan has also been approved by a majority of the Trustees, including a majority of the Trustees who are not interested persons of the TIAA-CREF Institutional Mutual Funds and who have no direct or indirect financial interest in the operation of the Distribution Plan (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Distribution Plan.

Pursuant to the Distribution Plan, at least quarterly, TPIS provides the TIAA-CREF Institutional Mutual Funds with a written report of the amounts expended under the Distribution Plan and the purpose for which these expenditures were made. The trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Distribution Plan provides that it continues in effect only so long as their continuance is approved at least annually by a majority of both the trustees and the Independent Trustees. The Distribution Plan provides that it may be terminated without penalty: (a) by vote of a majority of the Independent Trustees; (b) by a vote of a majority of the votes attributable to the Fund's outstanding shares of the Retirement Class in each case on not more than sixty
(60) days' written notice to TPIS; and (c) automatically in the event of assignment. The Distribution Plan further provides that it may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the votes of the outstanding shares of the Retirement Class of the TIAA-CREF Institutional Mutual Funds that have voting rights with respect to the Distribution Plan. In addition, the Distribution Plan provides that no material amendment to the Distribution Plan will, in any event, be effective unless it is approved by a majority vote of both the trustees and the Independent Trustees of the TIAA-CREF Institutional Mutual Funds. The holders of Retirement Class shares have exclusive voting rights with respect to the Distribution Plan applicable to the Retirement Class shares. In adopting the Distribution Plan, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Distribution Plan will benefit the holders of the Retirement Class shares of each Fund.

Amounts paid to TPIS by the Retirement Class will not be used to pay the expenses incurred with respect to any other class of shares of the TIAA-CREF Institutional Mutual Funds; provided, however, that expenses attributable to the TIAA-CREF Institutional Mutual Funds as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars or average daily net assets of each such class, as may be approved from time to time.

INDEMNIFICATION OF SHAREHOLDERS

Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act ("DBTA") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Declaration of Trust expressly provides that TIAA-CREF Institutional Mutual Funds has been organized under the DBTA and that the Declaration of Trust is to be governed by and interpreted in accordance with Delaware law. It is nevertheless possible that a Delaware business trust, such as TIAA-CREF Institutional Mutual Funds, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case shareholders of the TIAA-CREF Institutional Mutual Funds could possibly be subject to personal liability.

To guard against this risk, the Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of TIAA-CREF Institutional Mutual Funds and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by TIAA-CREF Institutional Mutual Funds or its trustees, (ii) provides for the indemnification out of property of the TIAA-CREF Institutional Mutual Funds of any shareholders held personally liable for any obligations of TIAA-CREF Institutional Mutual Funds or any series of TIAA-CREF Institutional Mutual Funds, and (iii) provides that TIAA-CREF Institutional Mutual Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of TIAA-CREF Institutional Mutual Funds and satisfy any judgment thereon. Thus, the risk of a TIAA-CREF Institutional Mutual Funds shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (1) a court refuses to apply Delaware law; (2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) TIAA-CREF Institutional Mutual Funds itself would be unable to meet its obligations. In the light of DBTA, the nature of TIAA-CREF Institutional Mutual Funds' business, and the nature of its assets, the risk of personal liability to a TIAA-CREF Institutional Mutual Funds shareholder is remote.

INDEMNIFICATION OF TRUSTEES

The Declaration of Trust further provides that TIAA-CREF Institutional Mutual Funds shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of TIAA-CREF Institutional Mutual Funds. The Declaration of Trust does not authorize TIAA-CREF Institutional Mutual Funds to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

LIMITATION OF FUND LIABILITY

All persons dealing with a Fund must look solely to the property of that particular Fund for the enforcement of any claims against that Fund, as neither the trustees, officers, agents nor shareholders assume any personal liability for obligations entered into on behalf of a Fund or TIAA-CREF Institutional Mutual Funds. No Fund is liable for the obligations of any other Fund. Since the Funds use a combined Prospectus, however, it is possible that one Fund might become liable for a misstatement or omission in the Prospectus regarding another Fund with which its disclosure is combined. The trustees have considered this factor in approving the use of the combined Prospectus.

SHAREHOLDER MEETINGS AND VOTING RIGHTS

Under the Declaration of Trust, TIAA-CREF Institutional Mutual Funds is not required to hold annual meetings to elect trustees or for other purposes. It is not anticipated that TIAA-CREF Institutional Mutual Funds will hold shareholders' meetings unless required by law or the Declaration of Trust. TIAA-CREF Institutional Mutual Funds will be required to hold a meeting to elect trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the trustees holding office were elected by the shareholders of TIAA-CREF Institutional Mutual Funds.

Shares of TIAA-CREF Institutional Mutual Funds do not entitle their holders to cumulative voting rights, so that the holders of more than 50 percent of the net asset value represented by the outstanding shares of TIAA-CREF Institutional Mutual Funds may elect all of the trustees, in which case the holders of the remaining shares would not be able to elect any trustees. Shareholders are entitled to one vote for each dollar of net asset value (number of shares held times the net asset value of the applicable Fund).

ADDITIONAL FUNDS OR CLASSES

Pursuant to the Declaration of Trust, the trustees may establish additional Funds (technically "series" of shares) or "classes" of shares in TIAA-CREF Institutional Mutual Funds without shareholder approval. The establishment of additional Funds or classes would not affect the interests of current shareholders in the existing twenty-three Funds. As of the date of this SAI, the trustees do not have any plan to establish another Fund or class.

DIVIDENDS AND DISTRIBUTIONS

Each share of a Fund is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the trustees. In the event of the liquidation or dissolution of TIAA-CREF Institutional Mutual Funds as a whole or any individual Fund, shares of the affected Fund are entitled to receive their proportionate share of the assets that are attributable to such shares and which are available for distribution as the trustees in their sole discretion may determine. Shareholders are not entitled to any preemptive, conversion or subscription rights. All shares, when issued, will be fully paid and non-assessable.

PRICING OF SHARES

The assets of the Funds are valued as of the close of each valuation day in the following manner:

INVESTMENTS FOR WHICH MARKET QUOTATIONS ARE READILY AVAILABLE

Investments for which market quotations are readily available are valued at the market value of such investments, determined as follows:

Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business (usually 4:00 p.m. Eastern Time) on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Such an equity security may also be valued at fair value as determined in good faith by the Finance Committee of the Board of Trustees if events materially affecting its value occur between the time its price is determined and the time a Fund's net asset value is calculated.

FOREIGN INVESTMENTS

Investments traded on a foreign exchange or in foreign markets are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Since the trading of investments on a foreign exchange or in foreign markets is normally completed before the end of a valuation day, such valuation does not take place contemporaneously with the determination of the valuation of certain other investments held by the Fund. If events materially affecting the value of foreign investments occur between the time their share price is determined and the time when a Fund's net asset value is calculated, such investments will be valued at fair value as determined in good faith by the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board of Trustees as a whole.

DEBT SECURITIES

Debt securities (excluding money market instruments) for which market quotations are readily available are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). These values will be derived utilizing an independent pricing service, except when we believe the prices do not accurately reflect the security's fair value.

Values for money market instruments (other than those in the Money Market Fund) with maturities of one year or less are valued in the same manner as debt securities stated in the preceding paragraph, or derived from a pricing matrix that has various types of money market instruments along one axis and various maturities along the other.

All debt securities may also be valued at fair value as determined in good faith by the Finance Committee of the Board of Trustees.

SPECIAL VALUATION PROCEDURES FOR THE MONEY MARKET FUND

For the Money Market Fund, all of its assets are valued on the basis of amortized cost in an effort to maintain a constant net asset value per share of $1.00. The Board has determined that such valuation is in the best interests of the Fund and its shareholders. Under the amortized cost method of valuation, securities are valued at cost on the date of their acquisition, and thereafter a constant accretion of any discount or amortization of any premium to maturity is assumed. While this method provides certainty in valuation, it may result in periods in which value as determined by amortized cost is higher or lower than the price the Fund would receive if it sold the security. During such periods, the quoted yield to investors may differ somewhat from that obtained by a similar fund that uses available market quotations to value all of its securities.

The Board of Trustees has established procedures reasonably designed, taking into account current market conditions and the Money Market Fund's investment objective, to stabilize the net asset value per share for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine the extent, if any, to which the net asset value per share calculated by using available market quotations deviates by more than 1/2 of one percent from $1.00 per share. In the event such deviation should exceed 1/2 of one percent, the Board of Trustees will promptly consider initiating corrective action. If the Board of Trustees believes that the extent of any deviation from a $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing shareholders, it will take such steps as it considers appropriate to eliminate or reduce these consequences to the extent reasonably practicable. Such steps may include: (1) selling securities prior to maturity; (2) shortening the average maturity of the Fund;
(3) withholding or reducing dividends; or (4) utilizing a net asset value per share determined from available market quotations. Even if these steps were taken, the Money Market Fund's net asset value might still decline.

OPTIONS AND FUTURES

Portfolio investments underlying options are valued as described above. Stock options written by a Fund are valued at the last quoted sale price, or at the closing bid price if no sale is reported for the day of valuation as determined on the principal exchange on which the option is traded. The value of a Fund's net assets will be increased or decreased by the difference between the premiums received on written options and the costs of liquidating such positions measured by the closing price of the options on the date of valuation.

For example, when a Fund writes a call option, the amount of the premium is included in the Fund's assets and an equal amount is included in its liabilities. The liability thereafter is adjusted to the current market value of the call. Thus, if the current market value of the call exceeds the premium received, the excess would be unrealized depreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized appreciation. If a call expires or if the Fund enters into a closing purchase transaction, it realizes a gain (or a loss if the cost of the transaction exceeds the premium received when the call was written) without regard to any unrealized appreciation or depreciation in the underlying securities, and the liability related to such call is extinguished. If a call is exercised, the Fund realizes a gain or loss from the sale of the underlying securities and the proceeds of the sale increased by the premium originally received.

A premium paid on the purchase of a put will be deducted from a Fund's assets and an equal amount will be included as an investment and subsequently adjusted to the current market value of the put. For example, if the current market value of the put exceeds the premium paid, the excess would be unrealized appreciation; conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation.

Stock and bond index futures, and options thereon, which are traded on commodities exchanges, are valued at their last sale prices as of the close of such commodities exchanges.

INVESTMENTS FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE

Portfolio securities or other assets for which market quotations are not readily available will be valued at fair value, as determined in good faith under the direction of the Trustees.

TAX STATUS

The following is a brief summary of some of the principal U.S. federal income, and certain state and local, tax considerations pertaining to investments in the Funds. This summary does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, dealers in securities, pension plans and trusts, and financial institutions. Each prospective shareholder is urged to consult his or her own tax adviser with respect to specific federal, state, local and foreign tax consequences of investing in the Funds. This summary is based on the laws in effect on the date of this SAI, which are subject to change.

Although TIAA-CREF Institutional Mutual Funds is organized as a Delaware business trust, neither TIAA-CREF Institutional Mutual Funds nor the Funds will be subject to any corporate excise or franchise tax in the State of Delaware, nor will they be liable for Delaware income taxes provided that each Fund qualifies as a "regulated investment company" (a "RIC") for federal income tax purposes and satisfies certain income source requirements of Delaware law. If each Fund so qualifies and distributes all its income and capital gains, it will also be exempt from applicable New York State taxes and the New York City general corporation tax, except for small minimum taxes.

Each existing Fund qualifies as a RIC under Subchapter M of the Code and intends to continue to so qualify. Each new Fund intends to elect to be treated and to qualify as a RIC for 2002 and subsequent taxable years. In general, for a Fund to qualify as a RIC for a taxable year: (a) at least 90 percent of the gross income of the Fund for the year must be derived from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities; and (b) the Fund must diversify its assets so that, at the close of each quarter of the year, (i) at least 50 percent of the fair market value of its total assets is comprised of cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited in respect of any one issuer to no more than 5 percent of the fair market value of the Fund's total assets and 10 percent of the outstanding voting securities of such issuer, and (ii) no more than 25 percent of the fair market value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses.

If, for any taxable year, a Fund should not qualify as a RIC under the Code: (a) that Fund would be taxed at normal corporate rates on the entire amount of its taxable income without deduction for dividends or other distributions to its shareholders; and (b) that Fund's distributions to the extent made out of its current or accumulated "earnings and profits" would be taxable to its shareholders (other than tax-exempt shareholders and shareholders in tax deferred accounts) as ordinary dividends (regardless of whether they would otherwise have been considered capital gains dividends).

If a Fund qualifies as a RIC for a taxable year and distributes to its shareholders at least 90 percent of its "investment company taxable income" (which is defined in the Code generally as ordinary income plus the excess of realized net short-term capital gain over realized net long-term capital loss), then the Fund generally will not be subject to federal income tax on the portion of its investment company taxable income and "net capital gain" (which the Code defines as the excess of realized net long-term capital gain over realized net short-term capital loss) it distributes (or is treated as having distributed) to its shareholders.

For every calendar year, a Fund must declare and distribute dividends equal in amount to at least the sum of (a) 98 percent of its ordinary income (as of the twelve months ending December 31), (b) 98 percent of its capital gain net income (as of the twelve months ending October 31), and (c) any income realized, but not distributed, in prior years, in order to avoid a 4-percent nondeductible federal excise tax. Each Fund intends to make the required distributions, but cannot guarantee that it will do so.

Generally, dividends from a Fund are taxable to shareholders in the year in which they are received; however, dividends declared in October, November or December of a year and paid in January of the following year are taxable as if they were paid on the prior December 31.

Distributions by a Fund (whether paid in cash or reinvested in additional shares) generally are taxable to U.S. shareholders as ordinary income or capital gains. Distributions of investment company taxable income will be taxable as ordinary income to U.S. shareholders to the extent of the Fund's current or accumulated earnings and profits, whether paid in cash or reinvested in additional shares. Distributions of net capital gains properly designated as "capital gain dividends" will be taxable to U.S. shareholders as long-term capital gains regardless of the shareholder's holding period for his, her or its shares. Distributions in excess of a Fund's earnings and profits first will reduce a U.S. shareholder's adjusted tax basis in such shareholder's shares and, after the adjusted basis is reduced to zero, will constitute capital gains to such shareholder.

For federal income tax purposes, each Fund is permitted to carry forward a net capital loss in any year to offset its own capital gains, if any, during the eight years following the year of the loss. At September 30, 2001, the Growth & Income Fund, the International Equity Fund and the Social Choice Equity Fund had capital loss carryovers of approximately $38,200, $243,300 and $11,900, respectively, which will expire in 2009. These amounts are available to be carried forward to offset future capital gains to the extent permitted by the Code and applicable tax regulations.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving non-U.S. dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly related to a

Fund's investment in securities (possibly including speculative currency positions or currency derivatives not used for hedging purposes) could, under future Treasury regulations, produce income not among the types of "qualifying income" from which the Fund must derive at least 90 percent of its annual gross income.

If a Fund acquires or is deemed to have acquired debt obligations that were issued originally at a discount or that otherwise are treated under applicable tax rules as having original issue discount (including certain "payment-in-kind" instruments ("PIKs"), zero coupon securities or deferred interest securities), it must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by it in the same taxable year. Any amount accrued as original issue discount will be included in a Fund's investment company taxable income for the year of accrual and may have to be distributed to the shareholders in order to satisfy the 90-percent distribution requirement even though the Fund has not received any cash representing such income. As a result, a Fund may have to dispose of its portfolio investments under disadvantageous circumstances to generate cash, or it may have to leverage itself by borrowing the cash, to satisfy this distribution requirement.

Adjustments for inflation to the principal amounts of inflation-indexed securities held by the Inflation-Linked Bond Fund may give rise to original issue discount, with the aforementioned consequences. Under certain circumstances, if the Inflation-Linked Bond Fund has paid dividends during a taxable year, subsequent adjustments for deflation to the principal amounts of such securities in that year may cause such dividends to be characterized as returns of capital to the shareholders, rather than dividends, for tax purposes.

If a Fund were to acquire or invest in certain options, futures, or forward contracts, it may be required to report income from such investments on a mark-to-market basis, which could result in a Fund recognizing unrealized gains and losses for federal income tax purposes even though it may not realize such gains and losses when it ultimately disposes of such investments. The Fund could also be required to treat such gains and losses as 60 percent long-term capital gain or loss and 40 percent short-term capital gain or loss regardless of its holding period for the investments. In addition, if a Fund were to engage in certain hedging transactions, including hedging transactions in options, future contracts or straddles, or other similar transactions, it would be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate the recognition of income or loss to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules (a) could affect the character, amount and timing of distributions to shareholders of a Fund, and (b) may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90-percent distribution requirement and the excise tax avoidance requirements described above. TIAA-CREF Institutional Mutual Funds seeks to monitor transactions of each Fund, to make the appropriate tax elections on behalf of each Fund, and to make the appropriate entries in each Fund's books and records when the Fund acquires any option, futures or forward contract or hedged investment to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

At the time a shareholder purchases shares of a Fund, such Fund's net asset value may reflect undistributed income or net capital gains. A subsequent distribution to the shareholder of such amounts, although constituting a return of his, her or its investment, generally would be taxable as either ordinary income or capital gain.

Investors may recognize taxable gain or loss if they sell or exchange their shares in a Fund. The amount of the gain or loss will be measured by the difference between an investor's adjusted tax basis in the shares sold or exchanged and the amount of the proceeds received in exchange therefor. Any gain or loss arising from or, in the case of distributions in excess of earnings and profits, treated as arising from the sale or exchange of such shares generally will be a capital gain or loss, provided the investor held the shares as a capital asset at the time of sale or exchange. This capital gain or loss normally will be treated as a long-term capital gain or loss, if an investor has held the shares for more than one year. Otherwise, it will be classified as short-term capital gain or loss. However, any capital loss arising from the sale or exchange of shares held for six months or less generally will be treated as a long-term capital loss to the extent of any prior capital gain distribution with respect to such shares, and for this purpose special rules in the Code generally apply in determining the holding period of such shares. In addition, all or a portion of any loss realized upon a taxable disposition of a Fund's shares may be disallowed if other shares of that Fund are purchased (including through a dividend reinvestment plan) within 30 days before or after the disposition. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

In general, individual U.S. shareholders currently are subject to a maximum U.S. federal income tax rate of 20 percent (10 percent to individuals who are in the 10-percent or 15-percent tax bracket) on their net capital gains, including a long-term capital gain derived from an investment in the shares of a Fund. Such rate is lower than the maximum rate on ordinary income currently payable by individuals. Corporate U.S. shareholders currently are subject to U.S. federal income tax on net capital gain at the maximum 35-percent rate also applied to ordinary income. Tax rates imposed by states and local jurisdictions on capital gain and ordinary income may differ. Non-corporate shareholders with net capital losses for a year (I.E., capital losses in excess of capital gains) generally may deduct up to $3,000 of such losses against their ordinary income each year; any net capital losses of a non-corporate stockholder in excess of $3,000 generally may be carried forward and used in subsequent years as provided in the Code. Corporate stockholders generally may not deduct any net capital losses for a year, but may carry back such losses for three years and carry forward any excess losses for five years.

A Fund will send to each of its U.S. shareholders, as promptly as possible after the end of each taxable year, a notice detailing, on a per share and per distribution basis, the amounts includible in such U.S. shareholder's taxable income for such year as ordinary income and as long-term capital gain. In addition, the U.S. federal tax status of each year's distributions generally will be reported to the IRS. Distributions may also be subject to additional state, local or foreign taxes depending on a shareholder's particular situation.

For corporate investors, a portion of the ordinary income dividends paid by a Fund may, if certain conditions are met, qualify for the dividends-received deduction to the extent that the Fund has received qualifying dividend income during the taxable year. Capital gain dividends made by the Funds are not eligible for the corporate dividends-received deduction. In order to constitute a qualifying dividend, a dividend must be from a U.S. domestic corporation in respect of stock of such corporation that has been held by the Fund, for federal income tax purposes, for at least 46 days during the 90-day period that begins 45 days before the stock becomes ex-dividend (or, in the case of preferred stock, 91 days during the 180-day period that begins 90 days before the stock becomes ex-dividend). A Fund must also designate the portion of any distribution that is eligible for the dividends-received deduction in a written notice within 60 days of the close of the relevant taxable year. In order to be eligible to claim the dividends-received deduction with respect to distributions from a Fund, corporate shareholders must meet the foregoing minimum holding period requirements with respect to their shares of the applicable Fund. If a corporation borrows to acquire shares of a Fund, it may be denied a portion of the dividends-received deduction it would otherwise be eligible to claim. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability.

Income received by any Fund from sources within various foreign countries may be subject to foreign income taxes withheld at the source. Under the Code, if more than 50 percent of the value of a Fund's total assets at the close of its taxable year consists of securities issued by foreign corporations or foreign governments, the Fund may file an election with the IRS to "pass through" to the Fund's shareholders the amount of any foreign income taxes paid by the Fund. Only the International Equity Fund and the International Equity Index Fund are expected to be eligible to make this election, and TIAA-CREF Institutional Mutual Funds anticipates that both of those Funds will make the election if available. If a Fund makes this election, shareholders will be required to include in gross income their pro rata share of foreign taxes paid by the Fund even though they do not actually receive a distribution of such amounts; however, such shareholders will generally be entitled to either deduct their pro rata share of foreign taxes paid in computing their taxable income or claim a foreign tax credit against their federal income tax liability, if any. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain additional limitations may apply that could limit the extent to which the foreign tax credit or deductions may be claimed.

Each shareholder will be notified within 60 days after the close of each taxable year of a Fund if that Fund will "pass through" foreign taxes paid for that year, and, if so, the amount of each shareholder's pro rata share of (a) the foreign taxes paid, and (b) the Fund's gross income from foreign sources. Shareholders who are not liable for federal income taxes, such as qualified retirement plans, will not benefit from any such "pass through" of foreign tax deductions or credits.

Certain of the Funds may invest in the stock of "passive foreign investment companies" ("PFICs"). In general, a PFIC is a foreign corporation that meets either of the following tests: (a) at least 75 percent of its gross income is passive; or (b) an average of at least 50 percent of its assets produce, or are held for the production of, passive income. If a Fund holds stock in a PFIC, such Fund may be required to pay federal income tax on a portion of any "excess distribution" received with respect to such PFIC stock or any gain on disposition of that stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. Shareholders will not be entitled to deduct any portion of the taxes or interest paid by a Fund with respect to its PFIC income. Certain elections, if available, may ameliorate these adverse tax consequences, but any such elections will require the applicable Fund to recognize taxable income or gain without the concurrent receipt of cash and may limit a Fund's ability to make these elections. TIAA-CREF Institutional Mutual Funds may limit and/or manage the Funds' investments in PFICs to minimize their tax liability or maximize their return from these investments.

A Fund may be required to withhold U.S. federal income tax at a rate of 30 percent ("backup withholding") from all taxable distributions (which may include ordinary income dividends, capital gains distributions, and share redemption proceeds) payable to (a) any shareholder who fails to furnish to the Fund (either on the application form or on a separate IRS Form W-9) its correct taxpayer identification number or a certificate that the shareholder is exempt from backup withholding, and (b) any shareholder with respect to whom the IRS notifies the Fund that the shareholder has failed to properly report certain interest and dividend income to the IRS and to respond to notices to that effect. An individual's taxpayer identification number is his or her social security number. Backup withholding is not an additional tax and may be credited against a taxpayer's regular federal income tax liability, if any, or may be refunded if the appropriate information is supplied to the IRS.

The foregoing discussion does not address the special tax rules applicable to non-U.S. persons. Each shareholder who is not a U.S. person should carefully consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30 percent (or lower applicable treaty rate) on Fund distributions treated as ordinary dividends. Shareholders who are not U.S. persons should consult their tax advisers regarding the U.S. and non-U.S. tax consequences of ownership of shares of, and receipt of distributions from, the Funds.

Shares held in accounts under Code section 401(a) plans (including 401(k) and Keogh plans), section 403(b) or 457 plans, and IRAs are subject to special tax treatment. The federal income tax on earnings in those accounts is deferred, and there may be restrictions on the amounts that can be contributed each year. Distributions from such accounts may be subject to ordinary income taxation in the year of distribution, and investors in these accounts may have to pay a penalty for early withdrawals. Shareholders should consult their tax advisers, the plan administrator or Services for more information.

BROKERAGE ALLOCATION

Advisors is responsible for decisions to buy and sell securities for the Funds as well as for selecting brokers and, where applicable negotiating the amount of the commission rate paid. It is the intention of Advisors to place brokerage orders with the objective of obtaining the best execution, which includes such factors as best price, research and available data. When purchasing or selling securities traded on the over-the-counter market, Advisors generally will execute the transactions with a broker engaged in making a market for such securities. When Advisors deems the purchase or sale of a security to be in the best interests of a Fund, its personnel may, consistent with their fiduciary obligations, decide either to buy or to sell a particular security for the Fund at the same time as for other funds it may be managing, or that may be managed by its affiliate, Investment Management, another investment adviser subsidiary of TIAA. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made in an equitable manner.

Domestic brokerage commissions are negotiated, as there are no standard rates. All brokerage firms provide the service of execution of the order made; some brokerage firms also provide research and statistical data, and research reports on particular companies and industries are customarily provided by brokerage firms to large investors. In negotiating commissions, consideration is given by Advisors to the quality of execution provided and to the use and value of the data. The valuation of such data may be judged with reference to a particular order or, alternatively, may be judged in terms of its value to the overall management of the portfolio.

Advisors will place orders with brokers providing useful research and statistical data services if reasonable commissions can be negotiated for the total services furnished even though lower commissions may be available from brokers not providing such services. Advisors follows guidelines established by the Board of Trustees for the placing of orders with the brokers providing such services. During the fiscal year ending September 30, 2001, the aggregate amount of brokerage commissions paid by the Growth & Income Fund as a result of such allocation was $41,000.

Research or service obtained for one Fund may be used by Advisors in managing the other Funds. In such circumstances, the expenses incurred will be allocated equitably consistent with Advisors' fiduciary duty to the other Funds. Research or services obtained for TIAA-CREF Institutional Mutual Funds also may be used by personnel of Advisors in managing other investment company accounts, or by Investment Management for the CREF accounts. Under such circumstances, the expenses incurred will be allocated in an equitable manner consistent with the fiduciary obligations of personnel of Advisors to the TIAA-CREF Institutional Mutual Funds.

The aggregate amount of brokerage commissions paid by the Funds for the partial fiscal year ending September 30, 1999 was as follows:

FUND                                  COMMISSIONS
-------------------------------------------------------------
Growth Equity Fund                      $10,252

Growth & Income Fund                    $10,316

International Equity Fund               $51,345

Equity Index Fund                       $ 6,421

Social Choice Equity Fund               $ 4,816

The aggregate amount of brokerage commissions paid by the Funds for the fiscal year ending September 30, 2000 was as follows:


FUND                                  COMMISSIONS
-------------------------------------------------------------
Growth Equity Fund                      $51,051

Growth & Income Fund                    $24,755

International Equity Fund               $261,018

Equity Index Fund                       $12,302

Social Choice Equity Fund               $ 1,731

The aggregate amount of brokerage commissions paid by the Funds for the fiscal year ending September 30, 2001 was as follows:


FUND                                  COMMISSIONS
-------------------------------------------------------------
Growth Equity Fund                      $85,288

Growth & Income Fund                    $153,025

International Equity Fund               $334,415

Equity Index Fund                       $20,915

Social Choice Equity Fund               $ 2,004

During the fiscal year ending September 30, 2001, certain of the Funds acquired securities of certain regular brokers or dealers or their parents. These entities and the value of a Fund's aggregate holdings in the securities of those entities are set forth below:

REGULAR BROKER OR DEALER BASED ON BROKERAGE COMMISSIONS PAID

                                                                                                         HOLDINGS
FUND                               BROKER                         PARENT                                 (US$)
----------------------------------------------------------------------------------------------------------------------
Growth Equity Fund                 Morgan Stanley & Co. Inc.      Morgan Stanley Dean Witter & Co.       $   37,080

Growth & Income Fund               Morgan Stanley & Co. Inc.      Morgan Stanley Dean Witter & Co.       $1,082,318

                                   Merrill Lynch, Pierce,         Merrill Lynch Co., Inc.                $  682,323
                                   Fenner & Smith

International Equity Fund          ABN AMRO Inc.                  ABN AMRO Holdings N.V.                 $  304,030

Equity Index Fund                  Morgan Stanley & Co. Inc.      Morgan Stanley Dean Witter & Co.       $  501,507

                                   Merrill Lynch, Pierce,         Merrill Lynch Co., Inc                 $  328,494
                                   Fenner & Smith

Social Choice Equity Fund          Morgan Stanley & Co. Inc.      Morgan Stanley Dean Witter & Co.       $  166,860

                                   Merrill Lynch, Pierce,         Merrill Lynch Co., Inc                 $  109,620
                                   Fenner & Smith

REGULAR BROKER OR DEALER BASED ON ENTITIES ACTING AS PRINCIPAL

                                                                                                         HOLDINGS
FUND                               BROKER                         PARENT                                 (US$)
----------------------------------------------------------------------------------------------------------------------
Growth Equity Fund                 JP Morgan Chase                Morgan (JP) & Co., Inc.                $  280,030

                                   Lehman Brothers, Inc.          Lehman Brothers Holdings, Inc.         $  233,085

                                   Morgan Stanley & Co. Inc.      Morgan Stanley Dean Witter & Co.       $   37,080

                                   Citigroup                      Citigroup, Inc.                        $1,741,581

                                   Knight Trading Group           Knight Trading Group, Inc.             $    5,397

                                   Instinet                       Instinet Group                         $      979

Growth & Income Fund               Bank of America Corp.          Bank of America Corp.                  $2,496,191

                                   JP Morgan Chase                Morgan (JP) & Co., Inc.                $1,420,161

                                   Morgan Stanley & Co. Inc.      Morgan Stanley Dean Witter & Co.       $1,082,318

                                   Lehman Brothers, Inc.          Lehman Brothers Holdings, Inc.         $  631,887

                                   Suntrust Banks, Inc.           Suntrust Banks, Inc.                   $  159,840


International Equity Fund          ABN AMRO Inc.                  ABN AMRO Holdings N.V                  $  304,040

                                   Credit Suisse First Boston     Credit Suisse Group                    $1,054,490
                                      Corp.

                                   HSBC Holdings                  HSBC Holdings PLC (UK)                 $1,466,264

Equity Index Fund                  JP Morgan Chase                Morgan (JP) & Co., Inc.                $  655,475

                                   Morgan Stanley & Co. Inc.      Morgan Stanley Dean Witter & Co.       $  501,507

                                   Bank of America Corp.          Bank of America Corp.                  $  905,900

                                   Citigroup                      Citigroup, Inc.                        $2,041,646

                                   Instinet                       Instinet Group                         $    2,467

                                   Investment Technology          Investment Technology Group            $   19,033

                                   Knight Trading Group           Knight Trading Group, Inc.             $    6,553

Social Choice Equity Fund          Bank of America Corp.          Bank of America Corp.                  $  362,080

                                   Suntrust                       Suntrust Banks, Inc.                   $   79,920

                                   BankOne Corp.                  BankOne Corp.                          $  129,027

                                   Citigroup                      Citigroup, Inc.                        $  695,790

                                   Morgan Stanley & Co. Inc.      Morgan Stanley Dean Witter & Co.       $  166,860

Bond Fund                          Bank of America Corp.          Bank of America Corp.                  $2,155,480

                                   JP Morgan Chase                Morgan (JP) & Co., Inc.                $1,048,510

                                   Chase Securities, Inc.         Chase Manhattan Corp.                  $1,061,450

                                   Citigroup                      Citigroup, Inc.                        $3,097,830

                                   Morgan Stanley & Co. Inc.      Morgan Stanley Dean Witter & Co.       $2,062,430

CALCULATION OF PERFORMANCE DATA

We may quote a Fund's performance in various ways. All performance information in advertising is historical and is not intended to indicate future returns. A Fund's share price, yield, and total return fluctuate in response to market conditions and other factors, and the value of Fund shares when redeemed may be more or less than their original cost.

TOTAL RETURN CALCULATIONS

Total returns quoted in advertising reflect all aspects of a Fund's returns, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's NAV over a stated period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES)

Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the Fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           n
                  P (1 + T)  = ERV

where:            P        =        a hypothetical initial investment of $1,000

                  T        =        average annual total return

                  n        =        number of years

                  ERV      =        ending redeemable value of a hypothetical
                                    $1,000 investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof)

How the above return is calculated:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the Fund are reinvested at the price stated in the Prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the Fund's shares.

4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the Prospectus.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

We calculate a Fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the Fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formula:

                           n
                  P (1 + T)  = ATV(D)

where:            P        =        a hypothetical initial investment of $1,000

                  T        =        average annual total return (after taxes on
                                    distributions)

                  n        =        number of years

                  ATV(D)   =        ending value of a hypothetical $1,000
                                    investment made at the beginning of the
                                    1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption

How the above return is calculated:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the Prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period. Adjustments may be made for subsequent re-characterizations of distributions.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the Fund's shares.

4. Calculate the taxes due on any distributions by the Fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the Prospectus. Assume that the redemption has no tax consequences.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

We calculate a Fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the Fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formula:

                           n
                  P (1 + T)  = ATV(DR)

where:            P        =        a hypothetical initial investment of $1,000

                  T        =        average annual total return (after taxes on
                                    distributions and redemption)

                  n        =        number of years

                  ATV(DR)  =        ending value of a hypothetical $1,000
                                    investment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption

How the above return is calculated:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the Fund, less the taxes due on such distributions, are reinvested at the price stated in the Prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the Fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the Fund's shares.

4. Calculate the taxes due on any distributions by the Fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, E.G., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (E.G., state and local taxes); the effect of phaseouts of certain exemptions, deductions and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the Prospectus.

6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.

      (a) Calculate the capital gain or loss upon redemption by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges as specified by Instruction 5).

      (b) The Fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

      (c) The amount and character (E.G., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the

            $1,000 initial investment and each subsequent purchase through reinvested distributions. The Fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

      (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gins of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

In addition to average annual returns, we may quote a Fund's unaveraged or cumulative total returns reflecting the actual change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before or after-tax basis. Total returns, yields, and other performance information may be quoted numerically or in a table, graph or similar illustration.

YIELD CALCULATIONS

ALL FUNDS OTHER THAN THE MONEY MARKET FUND

Yields are computed by dividing the Fund's net investment income for a given 30-day or one-month period, by the average number of Fund shares, dividing this figure by the Fund's NAV at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond funds. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. For a Fund's investments denominated in foreign currencies, income and expenses are calculated first in their respective currencies, and are then converted to U.S. dollars, either when they are actually converted or at the end of the 30-day or one-month period, whichever is earlier. Income is adjusted to reflect gains and losses from principal repayments received by the Fund with respect to mortgage-related securities and other asset-backed securities. Other capital gains and losses generally are excluded from the calculation, as are gains and losses currently from exchange rate fluctuations.

Income calculated for the purposes of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding of income assumed in yield calculations, a Fund's yield may not equal its distribution rate, the income paid to your account, or the income reported in a Fund's financial statements.

Yield information may be useful in reviewing a Fund's performance and in providing a basis for comparison with other investment alternatives. However, a Fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider. Investors should also recognize that in periods of declining interest rates a Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates a Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a Fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the Fund's holdings, thereby reducing the Fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.

YIELD INFORMATION ABOUT THE MONEY MARKET FUND

Yield quotations for the Money Market Fund, including yield quotations based upon the seven-day period ended on the date of calculation, may also be made available. These yield quotations are based on a hypothetical pre-existing account with a balance of one share. In arriving at any such yield quotations, the net change during the period in the value of that hypothetical account is first determined. Such net change includes net investment income attributable to portfolio securities but excludes realized gains and losses from the sale of securities and unrealized appreciation and depreciation and income other than investment income (which are included in the calculation of Net Asset Value). For this purpose, net investment income includes accrued interest on portfolio securities, plus or minus amortized premiums or purchase discount (including original issue discount), less all accrued expenses. Such net change is then divided by the value of that hypothetical account at the beginning of the period to obtain the base period return, and then the base period return is multiplied by 365/7 to annualize the current yield figure which is carried to at least the nearest hundredth of one percent.

The effective yield of the Money Market Fund for the same seven-day period may also be disclosed. The effective yield is obtained by adjusting the current yield to give effect to the compounding nature of the Fund's investments, and is calculated by the use of the following formula:

                                                         365/7
               Effective Yield = (Base Period Return + 1)      - 1

The Money Market Fund's yield fluctuates, unlike many bank deposits or other investments that pay a fixed yield for a stated period of time. The annualization of one period's income is not necessarily indicative of future actual yields. Actual yields will depend on such variables as portfolio quality, average portfolio maturity, the type of instruments held in the portfolio, changes in interest rates on money market instruments, portfolio expenses, and other factors.

TOTAL RETURNS

Set forth below is the average annual total return information (before and after taxes) for each of the Institutional Class shares of the Funds with performance history (certain of the Funds, and the Retirement Class and Retail Class, were introduced in 2002 and do not have performance history) and the yield quotations for the Bond Fund and the Money Market Fund, which reflects all expense deductions from Fund assets, applied to a hypothetical investment of $1,000 in each Fund:

GROWTH EQUITY FUND (INSTITUTIONAL CLASS)


                                             1 Year              Since Inception
                                        (April 1, 2001 -         (July 1, 1999 -
                                         March 31, 2002)         March 31, 2002)
--------------------------------------------------------------------------------
Return Before Taxes                          (3.86)%                (29.49)%

Return After Taxes on Distributions          (3.98)%                (30.05)%

Return After Taxes on Distributions          (2.37)%                (23.57)%
and Sale of Fund Shares

GROWTH & INCOME FUND (INSTITUTIONAL CLASS)

                                             1 Year             Since Inception
                                        (April 1, 2001 -        (July 1, 1999 -
                                         March 31, 2002)        March 31, 2002)
--------------------------------------------------------------------------------
Return Before Taxes                          (1.34)%               (14.06)%

Return After Taxes on Distributions          (1.70)%               (15.32)%

Return After Taxes on Distributions          (0.83)%               (11.69)%
and Sale of Fund Shares

INTERNATIONAL EQUITY FUND (INSTITUTIONAL CLASS)


                                             1 Year             Since Inception
                                        (April 1, 2001 -        (July 1, 1999 -
                                         March 31, 2002)        March 31, 2002)
--------------------------------------------------------------------------------
Return Before Taxes                          (8.63)%                (6.82)%

Return After Taxes on Distributions          (8.89)%                (8.59)%

Return After Taxes on Distributions          (5.23)%                (5.90)%

and Sale of Fund Shares

EQUITY INDEX FUND (INSTITUTIONAL CLASS)
                                             1 Year             Since Inception
                                        (April 1, 2001 -        (July 1, 1999 -
                                         March 31, 2002)        March 31, 2002)
--------------------------------------------------------------------------------
Return Before Taxes                           1.95%                (10.80)%

Return After Taxes on Distributions          (1.67)%               (11.90)%

Return After Taxes on Distributions           1.19%                 (9.07)%
and Sale of Fund Shares

SOCIAL CHOICE EQUITY FUND (INSTITUTIONAL CLASS)

                                             1 Year             Since Inception
                                        (April 1, 2001 -        (July 1, 1999 -
                                         March 31, 2002)        March 31, 2002)
--------------------------------------------------------------------------------
Return Before Taxes                           0.13%                (12.54)%

Return After Taxes on Distributions          (0.27)%               (14.05)%

Return After Taxes on Distributions           0.08%                (10.72)%
and Sale of Fund Shares

BOND FUND (INSTITUTIONAL CLASS)

                                             1 Year             Since Inception
                                        (April 1, 2001 -        (July 1, 1999 -
                                         March 31, 2002)        March 31, 2002)
--------------------------------------------------------------------------------
Return Before Taxes                           5.34%                 21.63%

Return After Taxes on Distributions           2.47%                 12.88%

Return After Taxes on Distributions           3.25%                 12.79%
and Sale of Fund Shares

PERIOD                                                              YIELD
--------------------------------------------------------------------------------
30 day period ending March 31, 2002                                 5.48%

MONEY MARKET FUND (INSTITUTIONAL CLASS)

                                             1 Year             Since Inception
                                        (April 1, 2001 -        (July 1, 1999 -
                                        March 31, 2002)         March 31, 2002)
--------------------------------------------------------------------------------
Return Before Taxes                          3.08%                   14.25%

                                            CURRENT                EFFECTIVE
PERIOD                                       YIELD                   YIELD
--------------------------------------------------------------------------------
7 day period ending March 31, 2002           1.66%                   1.67%


PERFORMANCE COMPARISONS

Performance information for the Funds may be compared in advertisements, sales literature, and reports to shareholders to the performance information reported by other investments and to various indices and averages. Such comparisons may be made with, but are not limited to (1) the S&P 500, (2) the Dow Jones Industrial Average ("DJIA"), (3) Lipper Analytical Services, Inc. Mutual Fund Performance Analysis Reports and the Lipper General Equity Funds Average, (4) Money Magazine Fund Watch, (5) Business Week's Mutual Fund Scoreboard, (6) SEI Funds Evaluation Services Equity Fund Report, (7) CDA Mutual Funds Performance Review and CDA Growth Mutual Fund Performance Index, (8) Value Line Composite Average (geometric), (9) Wilshire Associates indices, (10) Frank Russell Co. Inc. indices, (11) the Consumer Price Index, published by the U.S. Bureau of Labor Statistics (measurement of inflation), (12) Morningstar, Inc., (13) the Morgan Stanley Capital International ("MSCI") global market indices, including the EAFE(R) (Europe, Australasia, Far East) Index, the EAFE+Canada Index and the International Perspective Index and Morgan Stanley REIT Index, (14) Kinder, Lydenberg, Domini & Co., Inc's Broad Market Social Index, (15) Salomon Smith Barney Inflation-Linked Bond Index, (16) Lehman Brothers Aggregate Bond Index,
(17) i MoneyNet Fund Report Average - All Taxable, and (18) NAREIT Equity REIT Index. We may also discuss ratings or rankings received from these entities, accompanied in some cases by an explanation of those ratings or rankings, when applicable. In addition, advertisements may discuss the performance of the indices listed above.

The performance of each of the Funds also may be compared to other indices or averages that measure performance of a pertinent group of securities. Shareholders should keep in mind that the composition of the investments in the reported averages will not be identical to that of the Fund and that certain formula calculations (e.g., yield) may differ from index to index. In addition, there can be no assurance that any of the Funds will continue its performance as compared to such indices.

We may also advertise ratings or rankings the Funds receive from various rating services and organizations, including but not limited to any organization listed above.

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ILLUSTRATING COMPOUNDING

We may illustrate in advertisements, sales literature and reports to shareholders the effects of compounding of earnings on an investment in a Fund. We may do this using a hypothetical investment earning a specified rate of return. To illustrate the effects of compounding, we would show how the total return from an investment of the same dollar amount, earning the same or a different rate of return, varies depending on when the investment was made.

NET ASSET VALUE

Charts and graphs using a Fund's NAVs, adjusted NAVs, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by the Fund (I.E., assuming reinvestment) and reflects all elements of its return. Unless otherwise indicated, a Fund's adjusted NAVs are not adjusted for sales charges, if any. Currently there are no sales charges.

MOVING AVERAGES

We may illustrate a Fund's performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. "Moving Average Activity Indicators" combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average.

FUND STATISTICS

Investors may be provided with a sampling of a Fund's statistics, representing aspects of such Fund's performance and portfolio composition.

ACCOUNT PERFORMANCE

We may also discuss in our sales materials factors that impacted the performance of the TIAA-CREF Institutional Mutual Funds as well as each Fund's specific holdings.

ECONOMIC CONDITIONS

We may also discuss in advertisements and sales literature general economic and/or market conditions that may impact investments in variable annuities, including the potential benefits of diversification during volatile markets and for those nearing or in retirement.

VOTING RIGHTS

We do not plan to hold annual shareholder meetings. However, we may hold special meetings to elect trustees, change fundamental policies, approve a management agreement, or for other purposes. We will mail proxy materials to shareholders for these meetings, and we encourage shareholders who cannot attend to vote by proxy. The number of votes you have on any matter submitted to shareholders depends on the dollar value of your investment in the Funds.

LEGAL MATTERS

All matters of applicable state law pertaining to the Funds have been passed upon by Charles H. Stamm, Executive Vice President and General Counsel of the TIAA-CREF Institutional Mutual Funds (and TIAA and CREF). Legal matters relating to the federal securities laws have been passed upon by Sutherland Asbill & Brennan LLP of Washington, D.C.

EXPERTS

The financial statements incorporated by reference in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as stated in their report appearing therein and have been so included in reliance upon the report of such firm given upon its authority as experts in accounting and auditing.

CONSIDERATIONS CONCERNING THE FUNDS

TIAA-CREF Institutional Mutual Funds is part of the TIAA-CREF family of companies. TIAA, founded in 1918, is a stock life insurance company. Its companion organization, CREF, founded in 1952, is a non-profit corporation registered with the SEC as an investment company. Together, through the issuance of fixed and variable annuity contracts, TIAA and CREF form the principal retirement system for the nation's education and research communities and one of the largest retirement systems in the U.S. based on assets under management.

CLASSES OF MUTUAL FUNDS

There are generally three classes of fund shares: Retirement Class, Institutional Class, and Retail Class, although each class may not be offered in every Fund. Each class is designed for use by different groups or individuals for different purposes. In some cases, an individual investor with more than one investment goal may use a Retail Class Fund for one purpose and the Retirement Class of the same Fund for another. Portfolio management is the same among all classes within a Fund. However, certain services with varying expense charges may differ among classes. The result is that net investment performance will vary from class to class to the extent of those different expense charges. For example, the Institutional Class shares charge lower expenses than other classes because the Institutional Class shares do not bear the transfer agency and shareholder servicing expenses that other classes incur. In addition, Institutional Class shares are generally offered through intermediaries, who may charge additional expenses directly to the individuals who invest through these intermediaries.

Prospective investors considering an investment in one or more Funds should consider the differences between the share classes available to them and alternative investments. If more than one share class is available to you, you should consider the differences between the available classes as explained in this statement of additional information and in the prospectuses for the respective classes.

Retirement Class shares of certain Funds may be offered in addition to TIAA's and CREF's fixed and variable annuity accounts under a retirement plan. Please contact your retirement plan administrator, other fiduciary or Services to learn which of these Funds are offered under your plan, or for more information.

Tax treatment is another factor that may differ for certain investors among the three classes. Because Funds in the Retirement Class are offered through tax-deferred retirement plans, IRAs and Keogh plans, these Funds have the same basic tax deferral advantages as variable annuities offered through such a plan or account. Similarly, Funds in the Retail or Institutional Classes that are offered under an IRA, custodial account, 529 college savings plan, or other tax-deferred product have the tax deferral advantages for which the investor qualifies by virtue of the "wrapper" or type of investment product or account through which the Fund is offered. On the other hand, after-tax investors in Funds in the Retail and Institutional Fund Classes are currently subject to taxes on capital gains and dividend distributions, depending on their particular circumstances. Please see "TAXES" in the prospectus and "TAX STATUS" in this Statement of Additional Information for additional disclosure about the tax consequences of your investment or consult your tax advisor for additional information.

EQUITY INVESTMENTS

Equity investments can serve a valuable purpose, particularly for retirement plan participants and other investors with long time horizons, although they generally present more risk and volatility than fixed-income investments and money market instruments. Generally, returns of broad domestic stock market indices have outperformed other asset classes, such as fixed-income investments and money market instruments. For example, data prepared by Ibbotson, Inc. indicate that from 1926 to the end of 2001, average annual returns were: 10.71% for the S&P 500, 5.77% for Long-term Corporate Bonds, 5.30% for Long-Term Government Bonds, and 3.81% for U.S. 30-Day T-Bills.*

----------
* These returns are for illustrative purposes only and do not reflect TIAA-CREF performance or the returns that various kinds of investments may earn in the future. Stocks represent shares of ownership in a corporation and bonds are debt obligations. The value of both will fluctuate with market conditions. Treasury bills and government bonds are insured as to timely payment of principal and interest by the U.S. Government, unlike stocks and corporate bonds. T-bills are short-term money market instruments. Past performance does not guarantee future returns. Source: Stocks, Bonds, Bills and Inflation(R) 2000 Yearbook, (C) 2000 Ibbotsen Associates, Inc. Based on copyrighted works by Ibbotsen and Sinquefield. All rights reserved. Used with permission.

TIAA-CREF Institutional Mutual Funds' equity options enable investors to fine-tune their portfolios to suit specific investment objectives, risk-tolerance levels and preferences. The Funds encompass a range of investment methods, markets and types of securities. Some Funds are broadly diversified; others focus on a particular investment method, type of stock, or part of the world.

EQUITY INVESTMENT STYLES:

- SMALL-, MID- AND LARGE-CAP FUNDS -- Cap (Capitalization) is the total market value of a company's outstanding stock, I.E., the number of outstanding shares multiplied by the current share price. In general, "small-cap" stocks issued by smaller companies often are associated with new enterprises and emerging markets. "Large-cap" companies tend to be larger, more established firms. Large-cap stock Funds tend to be less volatile than small- or medium cap Funds, although each type of Equity Fund can carry considerable risk. The specific capitalization levels of securities held by the TIAA-CREF Institutional Mutual Funds small-, mid-, and large-cap Funds generally are defined according to their respective benchmarks.

- GROWTH FUNDS invest in stocks that are issued by companies that typically have exhibited faster-than-average gains in earnings in recent years and are expected to continue to show high levels of profit growth. Because growth stocks often are viewed as having higher price/earnings ratios than other stocks, growth funds tend to be higher risk investments. Growth stocks might be appropriate for investors who can tolerate greater risk and fluctuation in the value of their investment in exchange for the potential for higher returns over time.

- GROWTH AND INCOME FUNDS invest in the securities of companies that appear to offer potential for capital appreciation, but that typically also have a record of consistent dividend payments.

- VALUE FUNDS invest in stocks that are considered to be trading at less than their potential value based on factors such as price-to-book and price-to-earnings ratios. A stock's price-to-book ratio--which relates a stock's current price to the book value of the company--is a tool analysts use to determine whether a stock is undervalued or overvalued. A stock's price-to-earnings ratio--its current price divided by its earnings per share--provides a measure of the price a stockholder is paying for a company's earning power. Historically, value stocks have comparatively low price-to-earnings and price-to-book ratios, and forecasted lower growth rates than growth stocks. Value stocks may be appropriate for investors who believe stocks with these characteristics may offer superior long-term opportunity for capital appreciation or for regular dividend income.

- BLEND FUNDS include both value and growth stocks. These Funds are appropriate for people who want a more diversified stock portfolio than would be obtained from value or growth funds individually, or who want a stock portfolio to focus on other factors, such as capitalization or geography.

- INTERNATIONAL FUNDS invest in stocks traded on foreign markets. GLOBAL FUNDS invest in stocks from around the world, including the U.S. Overseas investing may be appropriate for investors who believe foreign economies and markets offer investment opportunities or who want to add diversification to a domestic equities portfolio. During the past twenty years, adding international investments to a domestic portfolio has typically reduced the overall volatility of the portfolio. During some periods international investments perform better than domestic investments; in other periods the reverse has occurred.

EQUITY INVESTMENT STRATEGIES:

Equity portfolios of the TIAA-CREF Institutional Mutual Funds use the following investment strategies:

o ACTIVE INVESTING employs the skills of expert researchers and analysts to identify individual stocks based on their growth potential and relative value in the market.

o INDEXED investing involves purchasing stocks that reflect the investment characteristics of the relevant Fund's benchmark index.

o QUANTITATIVE investing involves use of a proprietary mathematical model to evaluate and score a broad universe of stocks in which the Fund invests.

o THE DUAL INVESTMENT MANAGEMENT STRATEGY(SM) is an innovative, low-cost investment approach developed by TIAA-CREF that integrates active and quantitative techniques to seek higher incremental returns than a Fund's benchmark index, while attempting to maintain a risk profile similar to the index.

FIXED INCOME INVESTMENTS

BOND FUNDS may be appropriate for investors who want to diversify their investment holdings beyond equity securities to create a portfolio with less volatility than that of a stock portfolio, for those who seek income in excess of the current level of corporate dividends and distributions, and for those who think that bonds and other fixed-income securities are a good investment for long-term goals. It is expected that the Bond Fund's total return will be relatively stable in comparison with equity returns when interest rates are stable. Bond funds are expected to experience variability when interest rates rise or fall.

INFLATION-LINKED BOND FUNDS may be appropriate for investors who want their investments to keep pace with inflation by a relatively predictable margin. These investments can serve as a useful tool for diversifying assets, since the performance of the Fund's underlying investments may not directly correlate with movements in equity securities and conventional bonds. The threat of inflation is of particular concern to retirees who may have limited sources of income, leaving them particularly vulnerable if the cost of living rises sharply.

MONEY MARKET FUNDS may be appropriate for investors who are risk averse or who have short investment time horizons. It is also appropriate for those who seek to keep up with inflation but are not looking for a higher real rate of return (I.E., returns greater than inflation). The Money Market Fund may help diversify a portfolio holding stock and bond funds.

TIAA-CREF'S INVESTMENT EXPERTISE

The TIAA-CREF Institutional Mutual Funds are managed by the same professionals responsible for the TIAA-CREF group of companies' variable annuity accounts. TIAA-CREF has been investing in equities since CREF was formed in 1952. The TIAA-CREF group of companies' variable annuity equity accounts had a total of over $123 billion in assets under management as of the end of 2001. TIAA-CREF Mutual Funds equity portfolios had over $2.5 billion in assets under management as of the end of 2001. TIAA-CREF was one of the first financial service organizations to invest defined contribution retirement plan assets in foreign securities.

TIAA-CREF has been investing in fixed-income securities since TIAA was founded in 1918. TIAA began investing in real estate in 1947. The TIAA-CREF group of companies' variable annuity fixed-income and money market accounts had a total of over $13 billion in assets under management as of the end of 2001, and the TIAA General Account, which supports the TIAA Traditional (fixed) Annuity had over $87 billion in fixed-income and money market investments as of the end of 2001. The TIAA Real Estate variable annuity account had over $3.3 billion in assets under management, and real estate investments in the TIAA General Account totaled over $28 billion as of the end of 2001.

Given the broad scope of the TIAA-CREF Group of Companies' equity, fixed-income and real estate investments, we have extensive investment experience with all of these types of asset classes. All of the TIAA-CREF Group of Companies' variable annuity accounts and mutual funds are managed in-house, which enables us to control costs and maintain a consistent approach over time. Expense levels for the TIAA-CREF Institutional Mutual Funds and the TIAA-CREF Group of Companies' variable annuity investments are among the lowest in the insurance and mutual fund industries, based on Standard and Poor's Insurance Rating Analysis, 2002, and quarterly reports from Lipper Analytical Services, Inc., Lipper Directors' Analytical Data, 2002.

DECIDING WHICH FUNDS TO USE

TIAA-CREF is able to help investors understand the different Funds and investment methods employed by the Funds and assist investors to integrate these Funds into a diversified portfolio that corresponds with the investor's goals, risk-tolerance and overall financial situation. We also offer interactive tools to help people select products and investments through our Web Center and phone centers. When deciding how to invest in mutual funds, it is important for investors to determine their investment goals so they can choose the mutual fund(s) whose objective closely matches their goals. They should also determine their time horizon (I.E., the period of time they plan to keep money invested in the fund). Time horizon affects how much risk an investor may be willing to take. Risk tolerance in turn affects asset allocation decisions. For example, an aggressive investor who is willing to accept a high level of risk in return for potentially greater returns over the long term probably would invest more heavily in equity funds. A less aggressive investor seeking to preserve the current value of an investment and avoid losses of principal might invest more heavily in non-equity funds.

The Funds (which, depending on the terms of your retirement plan, may be used in combination with fixed and variable annuities) are designed to provide additional investment options for investors who want to diversify their accumulations, or who want to focus on certain markets or management styles. Most experts recommend diversification as a good strategy for investing, both because a diversified portfolio can help offset the volatility of specific markets and because it may permit the investor to benefit from the potential for growth in several different types of investments. (Diversification, however, does not guarantee positive investment returns or a better result.) Studies of past performance suggest that the diversification (that is, the spreading) of assets among several broad asset classes has a greater impact overall on long-term returns than the choice of specific funds or accounts within those asset classes. Statistics on fixed-income securities compiled by Ibbotson Associates, Inc. confirm that, historically, fixed-income securities have experienced less volatility than common stocks and greater returns than money market instruments. However, these relationships may vary based on market conditions, time horizons, or other factors. Fluctuations in interest rates can have a significant effect on the Bond and Inflation-Linked Bond Funds' performance. Furthermore, although past performance is no guarantee of future results, equity securities have outperformed fixed-income securities over the long term. With retirement investments, many experts recommend that investors take a long-term view.

The Funds represent a variety of equity, fixed-income, money market and asset allocation portfolios. Within the equity category, the Funds provide varying levels of exposure to domestic, foreign, growth-oriented, value-oriented, market capitalization-specific, and industry-specific securities. In general, securities of foreign issuers and securities denominated in foreign currencies are more risky than securities of U.S. issuers. Smaller market capitalization securities are more risky than larger market capitalization securities. Funds that concentrate investments in one or just a few industries are more risky than Funds that diversify their investments across many industries. Within the fixed-income category, securities with longer maturities are generally more risky than those with shorter maturities, and securities with lower credit ratings are generally more risky than those with higher ratings. Money market securities are generally the safest asset class in which the Funds invest. The asset allocation Funds vary their exposure to equities, fixed-income and money market securities. As a result, the risk profile of these Funds depends on the amount invested in each asset class and the types of securities within each class held by the Fund. Nonetheless, we cannot guarantee that the general risk characteristics described here will persist through all market cycles and you can lose money by investing in any of the Funds.

The list below groups the Funds within asset classes. The asset classes are arranged in order of relative risk, with the Money Market asset class entailing the least amount of risk and the Equity asset class entailing the most amount of risk. The relative risk levels of the Funds are based on each Fund's benchmark index, as measured using the standard deviation of each Fund's benchmark index. The standard deviation is calculated from the historical average annual returns of each Fund's benchmark index, over the periods, as follows: for Funds in the Equity asset class, from 1926 to 2001; for Funds in the Real Estate asset class, from 1992 to 2001; for Funds in the Fixed-Income and Money Market asset classes (excluding Inflation-Linked Bonds), from 1989 to 2001; and for Inflation-Linked Bonds, from 1997 to 2001. Generally, when we believe the risk levels within an asset class are not easily distinguishable, the Funds are listed in each class in alphabetical order. We may use this information in advertisements, sales literature, and reports to shareholders when comparing and contrasting the Funds' risk levels to those reported by other fund groups and to various indices and averages.

MONEY MARKET ASSET CLASS
------------------------
Money Market Fund

FIXED INCOME ASSET CLASS
------------------------
Bond Fund
Inflation-Linked Bond Fund

REAL ESTATE ASSET CLASS
-----------------------
Real Estate Securities Fund

EQUITY ASSET CLASS
-----------------------------
Equity Index Fund
Growth & Income Fund
Growth Equity Fund
International Equity Fund
International Equity Index Fund
Large-Cap Growth Index Fund
Large-Cap Value Fund
Large-Cap Value Index Fund
Mid-Cap Blend Index Fund
Mid-Cap Growth Fund
Mid-Cap Growth Index Fund
Mid-Cap Value Fund
Mid-Cap Value Index Fund
S&P 500 Index Fund
Small-Cap Blend Index Fund
Small-Cap Equity Fund
Small-Cap Growth Index Fund
Small-Cap Value Index Fund
Social Choice Equity Fund

CONSIDERATIONS CONCERNING FUNDS IN THE RETIREMENT CLASS

CONSIDERATIONS FOR EMPLOYERS:

Retirement Plans offered by TIAA-CREF are available at over 13,000 education, research, healthcare, cultural, and other nonprofit institutions across the country. Over the past several years, the TIAA-CREF group of companies has launched a number of new investment options that employers should consider adding to their retirement plans. In considering these options, employers should keep in mind that the overwhelming majority of investors and employers view TIAA-CREF very favorably. Ninety-six percent of the investors who responded to a survey conducted in October 2000 by an independent organization expressed overall satisfaction with TIAA-CREF and said that they would recommend TIAA-CREF to a colleague. Ninety-five percent of these investors said that given the choice between TIAA-CREF and other companies, they would choose TIAA-CREF again (61% would definitely choose TIAA-CREF and 34% would probably do so.) Employer satisfaction is evidenced by the fact that, based on the best available data, a majority of the employers with TIAA-CREF retirement plans had not found it necessary to add other funding vehicles to their plans as of January 1, 1999.

The new demands placed on administrators by new investment options make the support and services received by administrators from the company funding their plans essential. Along with the new options, TIAA-CREF offers employers the pension expertise and high level of services they have come to rely on, and to find new ways to help plan administrators do their jobs in an increasingly complex environment. Services currently provides the following: (1) counseling on retirement plans and planning including recommendations regarding allocation of assets (for administrators, investors and retirees) by professional counselors rather than by commissioned salespeople; (2) services for investors such as annual retirement planners, quarterly transaction reports, newsletters and other publications about retirement planning, pre-retirement seminars, individual counseling, and 24-hour toll-free numbers for investor transactions and inquiries; and (3) services for plan administrators such as the Web Center section for administrators and assistance in plan design and operation, regional offices throughout the country, publications, staff meetings, videos, tax-deferred annuity software to help administrators calculate the maximum amount of salary an investor may tax-defer, and nondiscrimination software to help administrators evaluate their plans.

CONSIDERATIONS FOR RETIREMENT PLAN PARTICIPANTS:

The TIAA-CREF Institutional Mutual Funds and TIAA fixed and CREF variable annuity accounts provide a broad range of choices to assist in building and receiving retirement income. During the retirement plan accumulation phase, the spectrum of choices enables retirement plan participants to balance the relative safety of a fixed annuity with investment options that range in risk level from money market securities to the higher level of growth stocks. During the payout phase, retirement plan participants that hold their retirement proceeds in a TIAA fixed annuity or CREF account can take advantage of over a dozen income options available through fixed and variable annuity contracts, include lifetime annuity income. Those participants with retirement plan holdings in mutual funds may take systematic and lump-sum withdrawals.

Depending on how an institution chooses to structure its retirement plan, retirement plan participants may now have a wide range of choices for allocating contributions that encompasses many of the Funds described in the Funds' Prospectus, as well as the fixed and variable annuity accounts that have been traditionally offered by TIAA and CREF under retirement plans. Generally, all of the major asset classes appropriate for retirement can be present through the Funds or variable annuity accounts. The TIAA Traditional Annuity, which offers guarantees based on TIAA's claims paying ability, provides an additional method for building retirement income.

MUTUAL FUNDS IN RETIREMENT PLANS:

Outside of tax-deferred retirement plans, mutual funds and variable annuities differ markedly in how they are structured. However, when offered under a tax-deferred retirement plan, tax-deferred annuity or IRA, they serve the same basic purpose--they pool investors' assets and invest the money in various portfolios. Neither a mutual fund nor a variable annuity generally guarantees principal; returns fluctuate with market performance. During the investment phase, both mutual funds and variable annuities can receive pre-tax contributions and accumulate earnings on a tax-deferred basis. At retirement, amounts paid out from mutual funds and variable annuities may be then subject to federal and state income taxes, depending on the tax status of the recipient. Although mutual funds do not offer lifetime annuity payments, retirement plan participants can use withdrawals from mutual funds to purchase fixed or variable annuities without incurring taxes on the transaction. (Tax treatment on annuity payments, however, depends on the tax status of the individual receiving such payments.) For tax advice on your particular circumstances, please consult your tax advisor.

RETIREMENT INCOME OPTIONS:

TIAA-CREF can help retirement plan participants use their mutual fund and annuity accumulations to create income plans that suit their goals, lifestyle, and overall financial needs. Over the years, TIAA-CREF has helped millions of people plan for secure and fulfilling retirements. Currently, over 2 million people are building retirement income through TIAA-CREF Retirement and Group Retirement Annuities, and an additional 200,000 people are currently receiving lifetime annuity income from TIAA-CREF.

ADDITIONAL CONSIDERATIONS

Investors considering purchasing Retail Class shares who also can purchase a Teachers Personal Annuity ("PA") or Teachers Personal Annuity Select ("PA Select") should consider the differences between the Retail Class of Fund shares and a PA or PA Select variable annuity contract. With a PA or PA Select contract an investor acquires an annuity contract issued by TIAA or TIAA-CREF Life Insurance Company. These contracts have different fees and charges--and different provisions--than do the Funds. (With funds included in retirement plans, however, some of these differences may not apply.)

The tax treatment of an investment in Retail Class shares of a Fund is significantly different from that of an investment in a PA or PA Select contract. Generally speaking, in contrast with the tax treatment of Retail Class shares held by individuals described here and in the prospectus, owners of PA or PA Select contracts do not incur any current tax liability during accumulation in connection with either realized or unrealized gains invested in the contract, and funds supporting such contracts do not generate dividends. In addition, cash value in a PA or PA Select contract may generally be transferred among and between available investment options without any current tax consequences. Investments in PA or PA Select contracts, however, have certain disadvantages in comparison with Retail Class shares of the Funds. These include the fact that a withdrawal of cash value from a contract before the owner's age of 59 1/2 may generally be subject to penalty taxes and other restrictions.

Prospective investors should be aware that the TIAA Real Estate Account is very different from the Real Estate Securities Fund. In addition to the differences between Retirement Class and Retail Class shares of the Funds on the one hand and variable contracts on the other (outlined above), the investment objective, investment strategies and investment restrictions are significantly different between the TIAA Real Estate Account and the Real Estate Securities Fund. The most significant difference is that the TIAA Real Estate Account invests substantial amounts directly in real estate whereas the Real Estate Securities Fund invests only in securities of companies in the real estate industry. Direct investments in real estate are often more difficult to sell (sometimes substantially more difficult) than securities of real estate companies. In addition, while the Real Estate Securities Fund may only invest up to 10% of its total assets in securities of foreign issuers, the TIAA Real Estate Account may invest up to 25% of its total assets in real estate and other investments in foreign countries. As a separate account of a life insurance company, the TIAA Real Estate Account is subject to sections of the Code (and related regulations and rulings) applicable to life insurance companies whereas the Real Estate Securities Fund is subject to the Code sections (and related regulations and rulings) applicable to mutual funds. These are only some of the differences between the TIAA Real Estate Account and the Real Estate Securities Fund. Prospective investors should read the prospectuses for the TIAA Real Estate Account and the Real Estate Securities Fund carefully before deciding where to invest.

FINANCIAL STATEMENTS

The audited financial statements of the existing TIAA-CREF Institutional Mutual Funds are incorporated herein by reference to the Funds' Annual Report for the fiscal year ended September 30, 2001, which has been filed with the SEC and provided to all shareholders. In addition, the unaudited financial statements of the existing TIAA-CREF Institutional Mutual Funds are incorporated herein by reference to the Funds' Semi-Annual Report for the six months ended March 31, 2002 which has been filed with the SEC and provided to all shareholders. We will furnish you, without charge, another copy of the Annual Report and Semi-Annual Report on request. The audited financial statements for the Large-Cap Value, Mid-Cap Value, Mid-Cap Growth, Small-Cap Equity, International Equity Index, Large-Cap Value Index, Large-Cap Growth Index, Mid-Cap Value Index, Mid-Cap Growth Index, Mid-Cap Blend Index, Small-Cap Value Index, Small-Cap Growth Index, Small-Cap Blend Index, S&P 500 Index, Real Estate Securities and Inflation-Linked Bond Funds follow.

Statement of Investments -INSTITUTIONAL LARGE-CAP VALUE FUND- September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
COMMON STOCK--97.89%
AEROSPACE AND DEFENSE--1.32%
       900      Boeing Co .......................................   $    32,022
       400      General Dynamics Corp ...........................        33,208
     1,200    * General Motors Corp .............................        11,328
     1,100      Lockheed Martin Corp ............................        72,303
       400      Northrop Grumman Corp ...........................        50,400
     1,700      Raytheon Co .....................................        60,146
       300      Rockwell Collins, Inc ...........................         6,075
                                                                    -----------
                TOTAL AEROSPACE AND DEFENSE                             265,482
                                                                    -----------
BASIC INDUSTRIES--7.22%
     3,400      Alcoa, Inc ......................................        74,766
    16,600   b* Bethlehem Steel Corp ............................         1,909
     2,100      Du Pont (E.I.) de Nemours & Co ..................        84,168
       500      Kimberly-Clark Corp .............................        29,580
    15,900      Monsanto Co .....................................       259,170
     5,400      Newmont Mining Corp .............................       158,436
     6,600      Rohm & Haas Co ..................................       226,050
    11,700      Weyerhaeuser Co .................................       614,952
                                                                    -----------
                TOTAL BASIC INDUSTRIES                                1,449,031
                                                                    -----------
CONSUMER CYCLICAL--10.90%
     6,500    * AOL Time Warner, Inc ............................        83,785
    15,900      Autoliv, Inc ....................................       359,181
       100    * Cablevision Systems Corp (Class A) ..............         1,098
    31,300    * Charter Communications, Inc (Class A) ...........        95,465
     4,100    * Clear Channel Communications, Inc ...............       148,625
       600      Eastman Kodak Co ................................        17,016
     4,600      General Motors Corp .............................       202,768
       300      Knight Ridder, Inc ..............................        18,957
       100      Leggett & Platt, Inc ............................         2,114
    36,400    * Liberty Media Corp (Class A) ....................       302,120
     2,300      May Department Stores Co ........................        62,077
    25,200      McDonald's Corp .................................       517,356
       200      McGraw-Hill Cos, Inc ............................        12,596
       100      Nike, Inc (Class B) .............................         4,173
    13,400    * Primedia, Inc ...................................        19,296
     3,200      Sears Roebuck & Co ..............................       144,640
     4,400    * Viacom, Inc (Class B) ...........................       186,912
       100      Wendy's International, Inc ......................         3,226
       200    * Yum! Brands, Inc ................................         5,866
                                                                    -----------
                TOTAL CONSUMER CYCLICAL                               2,187,271
                                                                    -----------
CONSUMER NON-CYCLICAL--7.69%
     4,300      Bunge Ltd .......................................        89,182
       500      Circuit City Stores, Inc (Circuit City Group) ...         8,355
     5,400      Coca-Cola Co ....................................       268,110
       200    * Costco Wholesale Corp ...........................         6,790
     1,400      CVS Corp ........................................        41,594
       100    * Dean Foods Co ...................................         3,896
     2,900      General Mills, Inc ..............................       122,525
    14,700      Philip Morris Cos, Inc ..........................       680,610
     3,500      Procter & Gamble Co .............................       322,000
                                                                    -----------
                TOTAL CONSUMER NON-CYCLICAL                           1,543,062
                                                                    -----------
ENERGY--10.28%
       100      Amerada Hess Corp ...............................         7,012
       300      Ashland, Inc ....................................         8,805
    10,600      Baker Hughes, Inc ...............................       300,192
     8,700      Burlington Resources, Inc .......................       328,860
     3,100      ChevronTexaco Corp ..............................       226,889
    27,900      Exxon Mobil Corp ................................       950,832
       100      Halliburton Co ..................................         1,413
     1,400      Marathon Oil Corp ...............................        34,482
     4,800      Noble Energy, Inc ...............................       155,040
       700      Occidental Petroleum Corp .......................        20,384
       300    * Pennzoil-Quaker State Co ........................         6,549

    SHARES                                                             VALUE
    ------                                                             -----
       300      Sunoco, Inc .....................................   $     9,987
       400      Valero Energy Corp ..............................        12,336
                                                                    -----------
                TOTAL ENERGY                                          2,062,781
                                                                    -----------
FINANCIAL SERVICES--31.77%
       100      21st Century Insurance Group ....................         1,191
       200      A.G. Edwards, Inc ...............................         7,310
     1,100      Aflac, Inc ......................................        33,110
       200      Allmerica Financial Corp ........................         4,218
     3,800      AMB Property Corp ...............................       110,770
       300      Ambac Financial Group, Inc ......................        17,178
     2,100      American Express Co .............................        71,799
       100      American Financial Group, Inc ...................         2,411
     1,500      American International Group, Inc ...............        87,900
       600      AmSouth Bancorp .................................        13,026
       100      Annaly Mortgage Management, Inc .................         1,972
     1,100      AON Corp ........................................        23,320
       400      Astoria Financial Corp ..........................        10,880
     9,500      Bank Of America Corp ............................       648,850
       100      Bank Of Hawaii Corp .............................         2,856
     2,100      Bank Of New York Co, Inc ........................        68,397
     2,900      Bank One Corp ...................................       114,028
       200      Banknorth Group, Inc ............................         4,930
     1,700      BB&T Corp .......................................        63,529
       300      Bear Stearns Cos, Inc ...........................        18,333
       100      Berkley (W.R.) Corp .............................         3,435
     4,300      Charter One Financial, Inc ......................       134,031
       700      Chubb Corp ......................................        43,197
       600      Cincinnati Financial Corp .......................        22,110
    13,100      Citigroup, Inc ..................................       385,140
       100    * CNA Financial Corp ..............................         2,755
     3,600      Comerica, Inc ...................................       192,600
       100      Compass Bancshares, Inc .........................         3,187
       400      Countrywide Credit Industries, Inc ..............        20,840
       100      Cullen/Frost Bankers, Inc .......................         3,574
       100      Downey Financial Corp ...........................         3,597
     4,500      Duke Realty Corp ................................       117,000
       600    * E*trade Group, Inc ..............................         2,904
     5,700      Equity Office Properties Trust ..................       157,434
     1,200      Equity Residential ..............................        32,124
       100      Erie Indemnity Co (Class A) .....................         4,410
       400      Fidelity National Financial, Inc ................        12,036
       300      First American Corp .............................         6,387
       400      First Tennessee National Corp ...................        14,700
       200      First Virginia Banks, Inc .......................         7,588
    13,500      FleetBoston Financial Corp ......................       312,795
       600      Franklin Resources, Inc .........................        20,346
     2,600      Freddie Mac .....................................       162,578
       300      Fulton Financial Corp ...........................         5,562
       300      Golden State Bancorp, Inc .......................         9,798
       600      Golden West Financial Corp ......................        38,280
       400      Greenpoint Financial Corp .......................        18,388
     1,100      Hartford Financial Services Group, Inc ..........        53,020
       200      HCC Insurance Holdings, Inc .....................         5,000
     5,700      Hibernia Corp (Class A) .........................       119,187
       100      Hospitality Properties Trust ....................         3,398
       600    * Host Marriott Corp ..............................         6,012
     1,800      Household International, Inc ....................        62,406
       300      Hudson City Bancorp, Inc ........................         5,253
       100      Hudson United Bancorp ...........................         2,796
       700      Huntington Bancshares, Inc ......................        13,545
       100      Independence Community Bank Corp ................         2,790
       200    * IndyMac Bancorp, Inc ............................         4,480
       200      Jefferson-Pilot Corp ............................         8,384
     1,000      John Hancock Financial Services, Inc ............        30,030

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments -INSTITUTIONAL LARGE-CAP VALUE FUND- September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--(CONTINUED)
     1,900      KeyCorp .........................................   $    49,932
       300      Kimco Realty Corp ...............................         9,480
       100    * LaBranche & Co, Inc .............................         2,208
       100      Legg Mason, Inc .................................         4,601
       100      Leucadia National Corp ..........................         3,412
       600      Lincoln National Corp ...........................        19,710
       300      M & T Bank Corp .................................        23,988
       200      Marsh & McLennan Cos, Inc .......................         9,310
       900      Marshall & Ilsley Corp ..........................        27,090
    17,700      Max Re Capital Ltd ..............................       206,736
       600      MBIA, Inc .......................................        27,552
     1,000      Mellon Financial Corp ...........................        26,860
     2,900      Mercantile Bankshares Corp ......................       113,419
       100      Mercury General Corp ............................         4,357
     1,200      MetLife, Inc ....................................        29,940
       400      MGIC Investment Corp ............................        22,092
     2,800      Morgan Stanley ..................................       111,776
     2,800      National City Corp ..............................        82,908
       900      National Commerce Financial Corp ................        23,103
       300      New York Community Bancorp, Inc .................         8,445
       500      North Fork Bancorp, Inc .........................        19,190
     2,900      Northern Trust Corp .............................       114,985
       200      Old National Bancorp ............................         5,080
       500      Old Republic International Corp .................        16,150
       100      People's Bank ...................................         2,297
       400      Phoenix Cos, Inc ................................         6,232
       400      PMI Group, Inc ..................................        12,688
     1,300      PNC Financial Services Group, Inc ...............        58,240
       300      Popular, Inc ....................................        10,209
     1,400    * Principal Financial Group .......................        39,704
       300      Progressive Corp ................................        16,278
       600    * Providian Financial Corp ........................         3,366
       100      Public Storage, Inc .............................         3,196
       400      Radian Group, Inc ...............................        15,976
       100      Regions Financial Corp ..........................         3,416
       300      Roslyn Bancorp, Inc .............................         5,640
     6,600      Safeco Corp .....................................       216,678
       100    * Silicon Valley Bancshares .......................         2,134
     1,200      SouthTrust Corp .................................        30,204
     1,200      Sovereign Bancorp, Inc ..........................        16,680
       800      St. Paul Cos, Inc ...............................        25,680
       100      Stancorp Financial Group, Inc ...................         5,475
       400      Starwood Hotels & Resorts Worldwide, Inc ........         9,752
       300      State Street Corp ...............................        12,204
       800      Stilwell Financial, Inc .........................        11,696
       100      T Rowe Price Group, Inc .........................         2,700
       100      Torchmark Corp ..................................         3,628
       100      Transatlantic Holdings, Inc .....................         7,052
     2,700    * Travelers Property Casualty Corp (Class B) ......        39,015
       200      Trizec Properties, Inc ..........................         2,376
    19,000      U.S. Bancorp ....................................       388,740
     4,400      Union Planters Corp .............................       128,260
       100      UnionBanCal Corp ................................         4,474
    10,000      UnumProvident Corp ..............................       228,300
       300      Valley National Bancorp .........................         8,235
     9,300      Wachovia Corp ...................................       326,709
       300      Washington Federal, Inc .........................         6,900
       200      Webster Financial Corp ..........................         7,008
       100      Weingarten Realty Investors .....................         3,799
     7,400      Wells Fargo & Co ................................       363,192
       100      Whitney Holding Corp ............................         3,285
       200      Wilmington Trust Corp ...........................         5,920
       300      Zions Bancorp ...................................        15,300
                                                                    -----------
                TOTAL FINANCIAL SERVICES                              6,374,067
                                                                    -----------

HEALTH CARE--4.87%
    13,600      Aetna, Inc ......................................   $   533,800
       300      Becton Dickinson & Co ...........................         9,042
     2,000      Bristol-Myers Squibb Co .........................        52,220
       400      McKesson Corp ...................................        12,536
     2,500      Merck & Co, Inc .................................       123,175
       100      Mylan Laboratories, Inc .........................         3,280
    10,300      Schering-Plough Corp ............................       243,801
                                                                    -----------
                TOTAL HEALTH CARE                                       977,854
                                                                    -----------
OTHER--1.81%
    19,400    * Cendant Corp ....................................       280,718
       100      Fortune Brands, Inc .............................         5,262
       200      Loews Corp ......................................        10,052
       100      Textron, Inc ....................................         3,630
     1,100      United Technologies Corp ........................        63,800
                                                                    -----------
                TOTAL OTHER                                             363,462
                                                                    -----------

PRODUCER DURABLES--2.38%
       300      3M Co ...........................................        35,949
     1,600      Caterpillar, Inc ................................        65,024
     4,300      Deere & Co ......................................       206,357
       100      Emerson Electric Co .............................         4,558
       200      Pitney Bowes, Inc ...............................         6,706
     5,300      Waste Management, Inc ...........................       133,666
     3,500    * Xerox Corp ......................................        24,850
                                                                    -----------
                TOTAL PRODUCER DURABLES                                 477,110
                                                                    -----------
TECHNOLOGY--5.33%
    14,600    * Advanced Micro Devices, Inc .....................       105,266
    22,300    * Atmel Corp ......................................        39,694
       200    * Avaya, Inc ......................................           410
     2,300    * EMC Corp ........................................        14,904
     6,600    * Exar Corp .......................................        87,054
     8,300      Hewlett-Packard Co ..............................       112,050
     3,700      International Business Machines Corp ............       268,806
    17,200    * Lucent Technologies, Inc ........................        21,672
    12,300      Motorola, Inc ...................................       141,573
       100    * National Semiconductor Corp .....................         1,319
     5,900    * Network Associates, Inc .........................        83,898
    23,300    * Nortel Networks Corp (U.S.) .....................        22,135
    35,600    * ON Semiconductor Corp ...........................        58,462
    26,800    * Solectron Corp ..................................        87,100
     8,200    * Sun Microsystems, Inc ...........................        25,518
                                                                    -----------
                TOTAL TECHNOLOGY                                      1,069,861
                                                                    -----------
TRANSPORTATION--0.80%
     2,400      Canadian National Railway Co ....................        97,992
     1,100      FedEx Corp ......................................        48,950
       900      Southwest Airlines Co ...........................        12,465
                                                                    -----------
                TOTAL TRANSPORTATION                                    159,407
                                                                    -----------
UTILITIES--13.52%
    50,200      A T & T Corp ....................................       638,544
    24,500    * A T & T Wireless Services, Inc ..................       127,155
     1,000    * AES Corp ........................................         3,160
       300      Allegheny Energy, Inc ...........................         4,731
       400      Alliant Energy Corp .............................         8,272
       500      Alltel Corp .....................................        23,480
       200      Ameren Corp .....................................         8,346
     1,400      American Electric Power Co, Inc .................        41,160
       500      Aquila, Inc .....................................         2,270
     5,400      BellSouth Corp ..................................       124,470
     1,100    * Calpine Corp ....................................         4,224
       100      CenturyTel, Inc .................................         2,641
       300      Cinergy Corp ....................................         9,705
       400      CMS Energy Corp .................................         3,912
     3,500      Consolidated Edison, Inc ........................       138,775

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments -INSTITUTIONAL LARGE-CAP VALUE FUND- September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
UTILITIES--(CONTINUED)
       600      Constellation Energy Group, Inc .................   $    15,918
     1,200      Dominion Resources, Inc .........................        69,600
       100      DPL, Inc ........................................         1,701
       200      DTE Energy Co ...................................         8,346
     3,700      Duke Energy Corp ................................        85,026
     1,200    * Dynegy, Inc (Class A) ...........................         2,076
     1,300    * Edison International ............................        14,417
     2,700      El Paso Corp ....................................        42,120
       100      Energy East Corp ................................         1,995
     1,000      Entergy Corp ....................................        40,900
     3,100      Equitable Resources, Inc ........................       110,515
     1,400      Exelon Corp .....................................        61,404
     1,100      FirstEnergy Corp ................................        33,924
       700      FPL Group, Inc ..................................        36,309
       100      KeySpan Corp ....................................         3,373
    16,000    * Level 3 Communications, Inc .....................        72,160
     1,400    * Mirant Corp .....................................         4,438
       300      National Fuel Gas Co ............................         6,207
       200      Nicor, Inc ......................................         5,706
       600      NiSource, Inc ...................................        11,196
       200      NSTAR ...........................................         8,034
       300      OGE Energy Corp .................................         5,445
     1,800    * P G & E Corp ....................................        23,076
       100      Peoples Energy Corp .............................         3,524
       400      Pepco Holdings, Inc .............................         8,200
       300      Pinnacle West Capital Corp ......................         9,390
       600      PPL Corp ........................................        18,906
       600      Progress Energy, Inc ............................        25,416
       300      Public Service Enterprise Group, Inc ............         9,825
       300      Questar Corp ....................................         7,224

    SHARES/
   PRINCIPAL                                                           VALUE
   ---------                                                           -----
     2,800    * Qwest Communications International, Inc .........   $     9,772
     1,200      Reliant Energy, Inc .............................        13,680
       100    * Reliant Resources, Inc ..........................           410
    12,200      SBC Communications, Inc .........................       299,510
       300      Sempra Energy ...................................         6,513
     3,200      Southern Co .....................................        86,880
     3,600      Sprint Corp (FON Group) .........................        36,036
       300      TECO Energy, Inc ................................         4,860
     1,000      TXU Corp ........................................        44,300
     9,900      Verizon Communications, Inc .....................       300,465
     2,000      Williams Cos, Inc ...............................         5,600
     1,800      Xcel Energy, Inc ................................        16,704
                                                                    -----------
                TOTAL UTILITIES .................................     2,711,946
                                                                    -----------
                TOTAL COMMON STOCK
                  (COST $19,575,871)                                 19,641,334
                                                                    -----------
SHORT TERM INVESTMENT--99.66%
  U.S. GOVERNMENT AND AGENCY--99.66%
                Federal Home Loan Bank (FHLB)
$20,000,000       1.590%, 09/16/2002 ............................    19,997,200
                                                                    -----------
                TOTAL SHORT TERM INVESTMENT
                  (COST $19,997,200)                                 19,997,200
                                                                    -----------
                TOTAL PORTFOLIO--197.55%
                  (COST $39,573,071)                                 39,638,534
                OTHER ASSETS & LIABILITIES, NET--(97.55%)           (19,573,612)
                                                                    -----------
                NET ASSETS--100.00%                                 $20,064,922
                                                                    -----------

----------
*  Non-income producing
b  In bankruptcy

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments -INSTITUTIONAL MID-CAP GROWTH FUND- September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
COMMON STOCK--99.52%
AEROSPACE AND DEFENSE--0.91%
     2,600    * Integrated Defense Technology, Inc ..............   $    66,300
       400    * L-3 Communications Holdings, Inc ................        22,792
       100      PerkinElmer, Inc ................................           535
                                                                    -----------
                TOTAL AEROSPACE AND DEFENSE                              89,627
                                                                    -----------
BASIC INDUSTRIES--3.36%
       400    * American Standard Cos, Inc ......................        28,536
       600      Avery Dennison Corp .............................        36,000
       200      Black & Decker Corp .............................         8,774
       400      Cabot Corp ......................................         9,316
     1,000      Consol Energy, Inc ..............................        13,550
     1,100      Ecolab, Inc .....................................        48,015
     2,200    * Freeport-McMoRan Copper & Gold, Inc (Class A) ...        31,680
     3,600      Newmont Mining Corp .............................       105,624
       200      OM Group, Inc ...................................        10,654
     1,200    * Sealed Air Corp .................................        20,568
       200      Stanley Works ...................................         6,736
       300      Valspar Corp ....................................        11,985
                                                                    -----------
                TOTAL BASIC INDUSTRIES                                  331,438
                                                                    -----------
CONSUMER CYCLICAL--17.33%
       200    * 99 Cents Only Stores ............................         4,724
     4,000    * Abercrombie & Fitch Co (Class A) ................        95,200
       100    * Advance Auto Parts ..............................         5,336
     3,300    * Apollo Group, Inc (Class A) .....................       140,910
     1,000      Applebee's International, Inc ...................        21,060
     1,100      Autoliv, Inc ....................................        24,849
     5,900    * Bed Bath & Beyond, Inc ..........................       204,022
       300    * Big Lots, Inc ...................................         5,625
       100      Blockbuster, Inc (Class A) ......................         2,332
     4,000    * Brinker International, Inc ......................       105,560
       400      Callaway Golf Co ................................         5,920
       300      CBRL Group, Inc .................................         7,006
       500    * CEC Entertainment, Inc ..........................        18,280
       100    * Columbia Sportswear Co ..........................         3,815
       100    * Copart, Inc .....................................         1,452
     2,400    * Cox Radio, Inc (Class A) ........................        61,464
       200      Darden Restaurants, Inc .........................         4,692
     4,800    * Dollar Tree Stores, Inc .........................       106,032
       900    * Foot Locker, Inc ................................         8,757
       900    * Gentex Corp .....................................        26,919
       100    * Harrah's Entertainment, Inc .....................         4,850
     2,600    * International Game Technology ...................       171,340
       500      International Speedway Corp (Class A) ...........        20,235
       200      Leggett & Platt, Inc ............................         4,228
     2,100    * Lin TV Corp (Class A) ...........................        51,870
       900      Marriott International, Inc (Class A) ...........        28,080
       100      Maytag Corp .....................................         2,731
       300    * Michaels Stores, Inc ............................        14,397
       100    * MSC Industrial Direct Co (Class A) ..............         1,153
       100      New York Times Co (Class A) .....................         4,877
       500    * O'Reilly Automotive, Inc ........................        15,480
       600    * Outback Steakhouse, Inc .........................        16,596
       100      Polaris Industries, Inc .........................         7,420
       500      R R Donnelley & Sons Co .........................        12,455
       100      Reader's Digest Association, Inc (Class A) ......         1,649
       600      Ross Stores, Inc ................................        24,528
     1,100      Ruby Tuesday, Inc ...............................        20,471
       100      Scripps (E W ) Co (Class A) .....................         7,220
     7,400    * Starbucks Corp ..................................       152,144
       400    * The Cheesecake Factory, Inc .....................        11,068
       900      Tiffany & Co ....................................        22,608
       200    * Timberland Co (Class A) .........................         7,410
     4,400    * U S A Networks, Inc .............................        94,204

    SHARES                                                             VALUE
    ------                                                             -----
     3,700    * Univision Communications, Inc (Class A) .........   $    82,362
       700      Wendy's International, Inc ......................        22,582
       100      Wiley (John) & Sons, Inc (Class A) ..............         2,250
       400    * Williams-Sonoma, Inc ............................        10,368
     1,200    * Yum! Brands, Inc ................................        35,196
       200    * Zale Corp .......................................         6,468
                                                                    -----------
                TOTAL CONSUMER CYCLICAL                               1,710,195
                                                                    -----------
CONSUMER NON-CYCLICAL--8.42%
       800    * Amazon.Com, Inc .................................        13,288
       600    * Aramark Corp (Class B) ..........................        13,320
     1,700    * Autozone, Inc ...................................       126,514
       200    * Barnes & Noble, Inc .............................         4,800
     1,400    * Best Buy Co, Inc ................................        33,824
     1,000    * BJ's Wholesale Club, Inc ........................        22,300
       400    * Borders Group, Inc ..............................         7,476
       500    * CDW Computer Centers, Inc .......................        22,280
       100      Church & Dwight Co, Inc .........................         3,231
       200      Clorox Co .......................................         8,600
       300      Coca-Cola Enterprises, Inc ......................         6,330
       100      Dial Corp .......................................         2,030
     1,900    * Energizer Holdings, Inc .........................        58,178
       400      Estee Lauder Cos (Class A) ......................        12,608
       700      Fastenal Co .....................................        23,163
     1,000      Herman Miller, Inc ..............................        16,220
       200      Hershey Foods Corp ..............................        14,764
       400      International Flavors & Fragrances, Inc .........        12,436
     2,700      Loews Corp (Carolina Group) .....................        61,425
     4,900      Mattel, Inc .....................................        98,147
     1,100      McCormick & Co, Inc (Non-Vote) ..................        24,739
     4,300      Pepsi Bottling Group, Inc .......................       112,445
       100    * Petco Animal Supplies, Inc ......................         2,095
       600    * Petsmart, Inc ...................................        10,757
     4,000    * Rite Aid Corp ...................................        10,600
     5,000    * Staples, Inc ....................................        72,550
       600      Tootsie Roll Industries, Inc ....................        19,086
       300    * Weight Watchers International, Inc ..............        13,425
       100    * Whole Foods Market, Inc .........................         4,700
                                                                    -----------
                TOTAL CONSUMER NON-CYCLICAL                             831,331
                                                                    -----------
ENERGY--4.46%
       200      Amerada Hess Corp ...............................        14,024
     1,300      Baker Hughes, Inc ...............................        36,816
     4,000    * BJ Services Co ..................................       111,080
       300      Burlington Resources, Inc .......................        11,340
       800      Devon Energy Corp ...............................        38,728
       900      Murphy Oil Corp .................................        77,202
       200    * Newfield Exploration Co .........................         6,520
     1,700      Noble Energy, Inc ...............................        54,910
       700      Ocean Energy, Inc ...............................        13,790
     2,000    * Weatherford International Ltd ...................        76,000
                                                                    -----------
                TOTAL ENERGY                                            440,410
                                                                    -----------
FINANCIAL SERVICES--6.80%
     1,400      Ambac Financial Group, Inc ......................        80,164
       400    * AmeriCredit Corp ................................         5,404
     2,300    * Blackrock, Inc ..................................       103,270
       600    * Catellus Development Corp .......................        11,700
       300    * ChoicePoint, Inc ................................        12,582
     4,700      Federated Investors, Inc (Class B) ..............       136,770
     4,300      Hibernia Corp (Class A) .........................        89,913
       100    * Investment Technology Group, Inc ................         3,200
     3,600      Investors Financial Services Corp ...............       106,261
       100      Provident Financial Group, Inc ..................         2,782
       600    * Providian Financial Corp ........................         3,366
       800      Rouse Co ........................................        25,592

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments -INSTITUTIONAL MID-CAP GROWTH FUND- September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--(Continued)
       200      SEI Investments Co ..............................   $     5,956
       100      St. Joe Co ......................................         2,902
       100      T Rowe Price Group, Inc .........................         2,700
     2,300      Union Planters Corp .............................        67,045
       200    * United Rentals, Inc .............................         2,668
       500      Waddell & Reed Financial, Inc (Class A) .........         9,175
                                                                    -----------
                TOTAL FINANCIAL SERVICES ........................       671,450
                                                                    -----------
HEALTH CARE--25.93%
       300    * AdvancePCS ......................................         6,597
     4,700      Aetna, Inc ......................................       184,475
     2,300    * Alcon, Inc ......................................        77,280
       200      Allergan, Inc ...................................        10,610
     2,900      AmerisourceBergen Corp ..........................       208,655
     2,900    * Anthem, Inc .....................................       197,200
       200    * Apogent Technologies, Inc .......................         4,112
     5,200      Applera Corp (Applied Biosystems Group) .........       100,360
       100      Beckman Coulter, Inc ............................         4,055
     3,300      Becton Dickinson & Co ...........................        99,462
       200    * Biogen, Inc .....................................         6,624
     7,400      Biomet, Inc .....................................       199,282
     1,500    * Caremark Rx, Inc ................................        25,470
       200    * Cephalon, Inc ...................................         8,494
       200    * Charles River Laboratories International, Inc ...         7,522
       800    * Chiron Corp .....................................        29,840
       100    * Community Health Systems, Inc ...................         2,410
       300    * Express Scripts, Inc (Class A) ..................        15,954
       600    * First Health Group Corp .........................        15,840
       400    * Fisher Scientific International, Inc ............        11,648
     4,300    * Genzyme Corp (General Division) .................        79,120
     4,100    * Gilead Sciences, Inc ............................       131,364
     1,900    * Guidant Corp ....................................        68,400
       300    * Health Management Associates, Inc (Class A) .....         5,892
     3,300    * IDEC Pharmaceuticals Corp .......................       143,979
       300      IMS Health, Inc .................................         4,839
     5,000    * King Pharmaceuticals, Inc .......................        92,850
     1,000    * Laboratory Corp Of America Holdings .............        33,280
       600    * Lincare Holdings, Inc ...........................        19,146
       300      McKesson Corp ...................................         9,402
     4,400    * Medimmune, Inc ..................................       105,600
       200    * Millennium Pharmaceuticals, Inc .................         2,342
       500    * Millipore Corp ..................................        17,210
       100      Mylan Laboratories, Inc .........................         3,280
       300    * Oxford Health Plans, Inc ........................        12,786
       100      Pall Corp .......................................         1,741
       500    * Quest Diagnostics, Inc ..........................        28,485
       500    * Quintiles Transnational Corp ....................         4,900
       200    * Renal Care Group, Inc ...........................         6,646
     4,700      Serono S.A. ADR .................................        61,335
       400    * SICOR, Inc ......................................         6,176
     5,000    * St. Jude Medical, Inc ...........................       179,850
       700      Stryker Corp ....................................        40,243
     3,100    * Universal Health Services, Inc (Class B) ........       150,598
       700    * Waters Corp .....................................        18,116
     1,400    * Wellpoint Health Networks, Inc ..................       108,864
       200    * Zimmer Holdings, Inc ............................         7,360
                                                                    -----------
                TOTAL HEALTH CARE ...............................     2,559,694
                                                                    -----------
OTHER--4.93%
     2,600      Cintas Corp .....................................       111,670
       800    * DeVry, Inc ......................................        15,104
       400    * Dun & Bradstreet Corp ...........................        14,184
       300    * GTECH Holdings Corp .............................         7,206
     3,300      H & R Block, Inc ................................       169,092
       400      Manpower, Inc ...................................        12,948

    SHARES                                                             VALUE
    ------                                                             -----
     2,700      Moody's Corp ....................................   $   131,598
     1,500    * Robert Half International, Inc ..................        25,155
                                                                    -----------
                TOTAL OTHER .....................................       486,957
                                                                    -----------
PRODUCER DURABLES--1.56%
       100    * AGCO Corp .......................................         2,106
     1,300    * Allied Waste Industries, Inc ....................        10,010
     2,400      Danaher Corp ....................................       135,360
       200      Pitney Bowes, Inc ...............................         6,706
                                                                    -----------
                TOTAL PRODUCER DURABLES .........................       154,182
                                                                    -----------
TECHNOLOGY--23.76%
     5,500      Adobe Systems, Inc ..............................       114,235
     2,660    * Affiliated Computer Services, Inc (Class A) .....       123,823
     2,300    * Agere Systems, Inc (Class B) ....................         3,059
     8,100    * Altera Corp .....................................        82,701
       100    * American Power Conversion Corp ..................         1,164
       100    * Amphenol Corp (Class A) .........................         3,760
       400    * Arrow Electronics, Inc ..........................         6,028
    15,800    * BEA Systems, Inc ................................        86,584
       300    * Bisys Group, Inc ................................         6,915
       200    * BMC Software, Inc ...............................         2,944
     9,500    * Brocade Communications Systems, Inc .............       117,230
     2,600    * Business Objects S.A. (Spon Adr) ................        37,050
     1,500    * Cadence Design Systems, Inc .....................        20,370
       700    * Ceridian Corp ...................................        10,759
       800    * Citrix Systems, Inc .............................         5,072
       100    * Comverse Technology, Inc ........................           781
     1,300    * Convergys Corp ..................................        24,557
     1,600    * Corning, Inc ....................................         3,216
       600    * CSG Systems International, Inc ..................         7,188
     2,900    * DST Systems, Inc ................................       100,050
       900    * Electronic Arts, Inc ............................        56,547
     2,800    * Emulex Corp .....................................        48,020
     4,900      Equifax, Inc ....................................       115,199
       200      Fair, Isaac & Co, Inc ...........................         7,116
     5,400    * Fairchild Semiconductor International, Inc (Class A)     55,080
       200    * Fiserv, Inc .....................................         6,736
       100      Henry (Jack) & Associates, Inc ..................         1,618
     3,300    * Integrated Circuit Systems, Inc .................        56,133
       200    * International Rectifier Corp ....................         3,770
     4,800    * Internet Security Systems, Inc ..................        71,995
       500    * Intersil Corp (Class A) .........................         7,750
       200    * Intuit, Inc .....................................         9,454
       300    * Iron Mountain, Inc ..............................         7,818
       800    * Jabil Circuit, Inc ..............................        14,312
     1,000    * JDS Uniphase Corp ...............................         2,560
     1,000    * Juniper Networks, Inc ...........................         6,620
     1,800    * KLA-Tencor Corp .................................        56,970
       200    * KPMG Consulting, Inc ............................         2,004
     6,100    * Lam Research Corp ...............................        65,575
     2,600    * Lexmark International, Inc ......................       124,722
       800    * LSI Logic Corp ..................................         6,104
       300    * Mettler-Toledo International, Inc ...............         9,000
     7,300    * Micrel, Inc .....................................        52,414
     1,600    * Microchip Technology, Inc .......................        27,120
       900      Molex, Inc ......................................        23,580
     1,300    * National Semiconductor Corp .....................        17,147
       900    * Network Appliance, Inc ..........................         8,316
     7,800    * Network Associates, Inc .........................       110,916
     1,000    * Novellus Systems, Inc ...........................        23,850
       500    * Nvidia Corp .....................................         5,285
     8,800    * Peoplesoft, Inc .................................       136,136
       300    * Perot Systems Corp (Class A) ....................         3,687
       600    * PMC-Sierra, Inc .................................         3,504
       400    * QLogic Corp .....................................        13,488


                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments -INSTITUTIONAL MID-CAP GROWTH FUND- September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
TECHNOLOGY--(Continued)
       200      Reynolds & Reynolds Co (Class A) ................   $     5,250
       400    * RF Micro Devices, Inc ...........................         2,596
     1,900    * Sanmina-SCI Corp ................................         6,310
       300    * Semtech Corp ....................................         3,252
    12,277    * Siebel Systems, Inc .............................       100,917
     3,200    * Solectron Corp ..................................        10,400
     5,700    * Sungard Data Systems, Inc .......................       130,929
     3,490    * Symantec Corp ...................................       118,590
       400    * Synopsys, Inc ...................................        17,908
       600    * Tellabs, Inc ....................................         3,018
       900    * Teradyne, Inc ...................................        11,070
       500      Total System Services, Inc ......................         7,890
       100    * Utstarcom, Inc ..................................         1,441
       400    * Veritas Software Corp ...........................         7,096
                                                                    -----------
                TOTAL TECHNOLOGY ................................     2,344,699
                                                                    -----------
TRANSPORTATION--0.54%
       500      C.H. Robinson Worldwide, Inc ....................        13,522
       300      Expeditors International Of Washington, Inc .....         8,097
       100    * JetBlue Airways Corp ............................         4,336
       900    * Sabre Holdings Corp .............................        22,554
       200      Skywest, Inc ....................................         2,910
       100    * Swift Transportation Co, Inc ....................         1,838
                                                                    -----------
                TOTAL TRANSPORTATION ............................        53,257
                                                                    -----------

UTILITIES--1.52%
     3,300   b* Adelphia Business Solutions, Inc ................   $       165
     1,700    * AES Corp ........................................         5,372
       500    * Calpine Corp ....................................         1,920
       100      Kinder Morgan, Inc ..............................         4,153
    17,300    * Level 3 Communications, Inc .....................        78,023
     1,700    * Mirant Corp .....................................         5,389
       800    * Nextel Communications, Inc (Class A) ............         6,632
     4,400    * Qwest Communications International, Inc .........        15,356
     7,500    * Sprint Corp (PCS Group) .........................        25,125
       200    * West Corp .......................................         3,034
     1,800      Williams Cos, Inc ...............................         5,040
                                                                    -----------
                TOTAL UTILITIES .................................       150,209
                                                                    -----------
                TOTAL COMMON STOCK
                  (COST $9,952,229)                                   9,823,449
                                                                    -----------
                TOTAL PORTFOLIO--99.52%
                  (COST $9,952,229)                                   9,823,449
                OTHER ASSETS & LIABILITIES, NET--0.48%                   47,123
                                                                    -----------
                NET ASSETS--100.00%                                 $ 9,870,572
                                                                    ===========

----------
*  Non-income producing
b  In bankruptcy

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - INSTITUTIONAL MID-CAP VALUE FUND - September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
COMMON STOCK--100.05%
AEROSPACE AND DEFENSE--0.02%
       100      Rockwell Collins, Inc ...........................   $     2,025
                                                                    -----------
                TOTAL AEROSPACE AND DEFENSE                               2,025
                                                                    -----------
BASIC INDUSTRIES--9.95%
    21,000      Abitibi-Consolidated, Inc .......................       140,450
     1,800      Black & Decker Corp .............................        78,966
       200      D.R. Horton, Inc ................................         4,404
     3,200      Fluor Corp ......................................        86,080
     5,500    * Freeport-McMoRan Copper & Gold, Inc (Class A) ...        79,200
     6,500      Lyondell Chemical Co ............................        94,250
     1,600      MeadWestvaco Corp ...............................        35,600
     6,000      Monsanto Co .....................................        97,800
     1,900      Newmont Mining Corp .............................        55,746
     3,900    * Pactiv Corp .....................................        69,966
       500      PPG Industries, Inc .............................        25,735
       400      Praxair, Inc ....................................        22,472
     3,200      Rohm & Haas Co ..................................       109,600
     1,800      Valspar Corp ....................................        71,910
                                                                    -----------
                TOTAL BASIC INDUSTRIES                                  972,179
                                                                    -----------
CONSUMER CYCLICAL--12.84%
     2,500    * AFC Enterprises, Inc ............................        47,875
     8,700      Autoliv, Inc ....................................       196,533
       400    * Cablevision Systems Corp (Class A) ..............         4,392
     7,500      Delphi Corp .....................................        77,175
     1,200      Dow Jones & Co, Inc .............................        51,960
       700      Eastman Kodak Co ................................        19,852
       300    * Federated Department Stores, Inc ................        10,839
       500      Hilton Hotels Corp ..............................         5,650
       200      J.C. Penney Co, Inc .............................         3,660
       100      Johnson Controls, Inc ...........................         8,168
     2,400    * Lamar Advertising Co ............................        74,664
     3,600    * Lear Corp .......................................       170,280
     3,100      Limited Brands, Inc .............................        48,918
       400      Liz Claiborne, Inc ..............................        11,092
     4,100      May Department Stores Co ........................       110,659
     7,000      Nordstrom, Inc ..................................       148,680
     1,900    * Performance Food Group Co .......................        62,111
     4,600    * Radio One, Inc (Class D) ........................        80,178
     4,400      Reader's Digest Association, Inc (Class A) ......        72,556
     2,300    * U.S.A. Networks, Inc ...........................        49,243
                                                                    -----------
                TOTAL CONSUMER CYCLICAL                               1,254,485
                                                                    -----------
CONSUMER NON-CYCLICAL--7.49%
       500      Archer Daniels Midland Co .......................         6,035
     3,700    * Borders Group, Inc ..............................        69,153
     3,900      Bunge Ltd .......................................        80,886
       600      Circuit City Stores, Inc (Circuit City Group) ...        10,026
     2,900    * Dean Foods Co ...................................       112,984
     8,400      Loews Corp (Carolina Group) .....................       191,100
     1,200      Newell Rubbermaid, Inc ..........................        40,656
     8,600    * Office Depot, Inc ...............................       118,508
       100    * Smithfield Foods, Inc ...........................         1,816
     6,200      Winn-Dixie Stores, Inc ..........................       100,874
                                                                    -----------
                TOTAL CONSUMER NON-CYCLICAL                             732,038
                                                                    -----------
ENERGY--6.49%
     2,500      Apache Corp .....................................       143,225
       600      Burlington Resources, Inc .......................        22,680
     2,800      Devon Energy Corp ...............................       135,548
     2,600      Diamond Offshore Drilling, Inc ..................        54,366
     2,100      Ensco International, Inc ........................        53,025
     1,400      Marathon Oil Corp ...............................        34,482
     2,800      Noble Energy, Inc ...............................        90,440

    SHARES                                                             VALUE
    ------                                                             -----
       400      Unocal Corp .....................................   $    13,096
     4,900    * Varco International, Inc ........................        86,926
                                                                    -----------
                TOTAL ENERGY                                            633,788
                                                                    -----------
FINANCIAL SERVICES--30.56%
       100      21st Century Insurance Group ....................         1,191
     2,100      A.G. Edwards, Inc ...............................        76,755
     4,100      AMB Property Corp ...............................       119,515
       200      Ambac Financial Group, Inc ......................        11,452
     1,600      AmSouth Bancorp .................................        34,736
     1,700      AON Corp ........................................        36,040
     1,400      Archstone-Smith Trust ...........................        36,330
     3,600      Astoria Financial Corp ..........................        97,920
       100      Bear Stearns Cos, Inc ...........................         6,111
       400      Charter One Financial, Inc ......................        12,468
     1,100      Cincinnati Financial Corp .......................        40,535
       300      Countrywide Credit Industries, Inc ..............        15,630
     4,400      Developers Diversified Realty Corp ..............       100,672
     4,600      Duke Realty Corp ................................       119,600
       200    * E*trade Group, Inc ..............................           968
     1,800      Equity Office Properties Trust ..................        49,716
       300      Equity Residential ..............................         8,031
     4,600      FelCor Lodging Trust, Inc .......................        66,240
       300      First Tennessee National Corp ...................        11,025
       100      First Virginia Banks, Inc .......................         3,794
       300      Fulton Financial Corp ...........................         5,562
     2,300      General Growth Properties, Inc ..................       115,000
     1,800      Greenpoint Financial Corp .......................        82,746
     9,000      Hibernia Corp (Class A) .........................       188,190
       300      Hudson City Bancorp, Inc ........................         5,253
     3,700    * IndyMac Bancorp, Inc ............................        82,880
       100      Jefferson-Pilot Corp ............................         4,192
     9,800    * La Quinta Corp ..................................        51,254
     3,800      Legg Mason, Inc .................................       174,838
       100      Lincoln National Corp ...........................         3,285
     1,500      Marshall & Ilsley Corp ..........................        45,150
    11,600      Max Re Capital Ltd ..............................       135,488
       400      MBIA, Inc .......................................        18,368
     2,200      Mercantile Bankshares Corp ......................        86,042
       300      MGIC Investment Corp ............................        16,569
     4,100      National Commerce Financial Corp ................       105,247
       300      New York Community Bancorp, Inc .................         8,445
     4,000      North Fork Bancorp, Inc .........................       153,520
       100      Old National Bancorp ............................         2,540
       400      Phoenix Cos, Inc ................................         6,232
       600      PMI Group, Inc ..................................        19,032
       500      Popular, Inc ....................................        17,015
       800    * Providian Financial Corp ........................         4,488
       200      Regions Financial Corp ..........................         6,832
     5,900      Safeco Corp .....................................       193,697
       600      SouthTrust Corp .................................        15,102
       200      Sovereign Bancorp, Inc ..........................         2,780
       100      St. Paul Cos, Inc ...............................         3,210
     3,500      Starwood Hotels & Resorts Worldwide, Inc ........        85,330
       600      Stilwell Financial, Inc .........................         8,772
     6,400      Union Planters Corp .............................       186,560
     1,800      UnionBanCal Corp ................................        80,532
     9,400      UnumProvident Corp ..............................       214,602
       300      Wilmington Trust Corp ...........................         8,880
                                                                    -----------
                TOTAL FINANCIAL SERVICES                              2,986,362
                                                                    -----------
HEALTH CARE--4.71%
     4,600      Aetna, Inc ......................................       180,550
     1,100    * Anthem, Inc .....................................        74,800
     3,600      Becton Dickinson & Co ...........................       108,504
     3,000    * Genzyme Corp (General Division) .................        55,200

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - INSTITUTIONAL MID-CAP VALUE FUND - September 13, 2002
--------------------------------------------------------------------------------
    SHARES                                                             VALUE
    ------                                                             -----
HEALTH CARE--(CONTINUED)
     1,100    * Healthsouth Corp ................................   $     5,159
       200    * Millennium Pharmaceuticals, Inc .................         2,342
     1,600    * NPS Pharmaceuticals, Inc ........................        31,520
       100    * Vertex Pharmaceuticals, Inc .....................         1,980
                                                                    -----------
                TOTAL HEALTH CARE ...............................       460,055
                                                                    -----------
OTHER--3.40%
     2,900      Crane Co ........................................        61,770
       200      Dover Corp ......................................         5,520
     2,700      Fortune Brands, Inc .............................       142,074
     1,096      Manpower, Inc ...................................        35,478
       300      Supervalu, Inc ..................................         6,288
     3,600      Viad Corp .......................................        80,676
                                                                    -----------
                TOTAL OTHER .....................................       331,806
                                                                    -----------
PRODUCER DURABLES--3.82%
     1,200      Deere & Co ......................................        57,588
       100      Eaton Corp ......................................         6,746
     2,400      Kennametal, Inc .................................        80,880
     3,100      Paccar, Inc .....................................       106,392
     3,100      Pitney Bowes, Inc ...............................       103,943
     2,500    * Xerox Corp ......................................        17,750
                                                                    -----------
                TOTAL PRODUCER DURABLES .........................       373,299
                                                                    -----------
TECHNOLOGY--6.67%
     8,800    * Advanced Micro Devices, Inc .....................        63,448
    26,400    * Agere Systems, Inc (Class A) ....................        34,056
       300    * Apple Computer, Inc .............................         4,251
    29,500    * Atmel Corp ......................................        52,510
     3,300    * Broadcom Corp (Class A) .........................        50,325
     1,300      Computer Associates International, Inc ..........        14,417
       400    * Computer Sciences Corp ..........................        13,960
       300    * Gateway, Inc ....................................           957
     4,600      Helix Technology Corp ...........................        47,610
    27,400    * JDS Uniphase Corp ...............................        70,144
     2,200      Molex, Inc ......................................        57,640
    15,300    * ON Semiconductor Corp ...........................        25,126
     3,200    * Peoplesoft, Inc .................................        49,504
    17,200    * Solectron Corp ..................................        55,900
    19,900    * Sycamore Networks, Inc ..........................        53,929
     1,800    * Tech Data Corp ..................................        58,392
                                                                    -----------
                TOTAL TECHNOLOGY ................................       652,169
                                                                    -----------
TRANSPORTATION--1.79%
     5,500      CSX Corp ........................................       159,115
       700      Norfolk Southern Corp ...........................        14,903
       100    * Northwest Airlines Corp .........................           885
                                                                    -----------
                TOTAL TRANSPORTATION ............................       174,903
                                                                    -----------
UTILITIES--12.31%
     2,000    * AES Corp ........................................         6,320
       800      Allegheny Energy, Inc ...........................        12,616
       500      Allete, Inc .....................................        11,965
       600      Alliant Energy Corp .............................        12,408
     1,000      Ameren Corp .....................................        41,730
     1,100      Aquila, Inc .....................................         4,994
     2,000    * Calpine Corp ....................................         7,680
       500      CenturyTel, Inc .................................        13,205

    SHARES/
   PRINCIPAL                                                           VALUE
   ---------                                                           -----
     1,100      Cinergy Corp ....................................   $    35,585
       800      CMS Energy Corp .................................         7,824
     2,900      Consolidated Edison, Inc ........................       114,985
     1,200      Constellation Energy Group, Inc .................        31,836
       700      DPL, Inc ........................................        11,907
       900      DTE Energy Co ...................................        37,557
     2,100    * Dynegy, Inc (Class A) ...........................         3,633
     7,300    * Edison International ............................        80,957
       700      Energy East Corp ................................        13,965
     1,500      Entergy Corp ....................................        61,350
     1,900      Equitable Resources, Inc ........................        67,735
     2,100      FirstEnergy Corp ................................        64,764
       200      Idacorp, Inc ....................................         4,892
       800      KeySpan Corp ....................................        26,984
       200      Kinder Morgan, Inc ..............................         8,306
     9,800    * Level 3 Communications, Inc .....................        44,198
       400      MDU Resources Group, Inc ........................         9,332
     2,700    * Mirant Corp .....................................         8,559
     3,100      National Fuel Gas Co ............................        64,139
       300      Nicor, Inc ......................................         8,559
     1,500      NiSource, Inc ...................................        27,990
       600      Northeast Utilities .............................        10,182
     3,000    * P G & E Corp ....................................        38,460
       700      Pepco Holdings, Inc .............................        14,350
       300      Pinnacle West Capital Corp ......................         9,390
     1,100      PPL Corp ........................................        34,661
     1,000      Public Service Enterprise Group, Inc ............        32,750
       500      Puget Energy, Inc ...............................        10,240
       500      Questar Corp ....................................        12,040
     5,400    * Qwest Communications International, Inc .........        18,846
     2,100      Reliant Energy, Inc .............................        23,940
       300    * Reliant Resources, Inc ..........................         1,230
     1,100      Sempra Energy ...................................        23,881
    14,600    * Sprint Corp (PCS Group) .........................        48,910
     1,000      TECO Energy, Inc ................................        16,200
       400      Vectren Corp ....................................         9,396
     3,600      Williams Cos, Inc ...............................        10,080
       500      Wisconsin Energy Corp ...........................        12,555
     3,200      Xcel Energy, Inc ................................        29,696
                                                                    -----------
                TOTAL UTILITIES .................................     1,202,782
                                                                    -----------
                TOTAL COMMON STOCK
                  (COST $9,994,727)                                   9,775,891
                                                                    -----------
SHORT TERM INVESTMENT--5.12%
  U.S. GOVERNMENT AND AGENCY--5.12%
                Federal Home Loan Bank (FHLB)
$  500,000        1.590%, 09/16/02 ..............................       499,930
                                                                    -----------
                TOTAL SHORT TERM INVESTMENT
                  (COST $499,930)                                       499,930
                                                                    -----------
                TOTAL PORTFOLIO--105.17%
                  (COST $10,494,657)                                 10,275,821
                OTHER ASSETS & LIABILITIES, NET--(5.17%)               (504,971)
                                                                    -----------
                NET ASSETS--100.00%                                 $ 9,770,850
                                                                    -----------

----------
*  Non-income producing

                        SEE NOTES TO FINANCIAL STATEMENTS

                    - INSTITUTIONAL SMALL-CAP EQUITY FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
COMMON STOCK--95.33%
AEROSPACE AND DEFENSE--0.75%
     3,100      AAR Corp ........................................   $    18,476
       200    * Armor Holdings, Inc .............................         3,150
       600    * Aviall, Inc .....................................         6,780
       200    * Ducommun, Inc ...................................         3,298
       200    * Dynamics Research Corp ..........................         3,640
       300      Engineered Support Systems, Inc .................        17,442
       400      Heico Corp ......................................         4,188
     1,300    * Hexcel Corp .....................................         3,380
     1,100      Kaman Corp (Class A) ............................        13,816
       100    * Ladish Co, Inc ..................................           800
       500    * Moog, Inc (Class A) .............................        15,430
     1,400    * Remec, Inc ......................................         4,872
       200    * Sequa Corp (Class A) ............................        10,960
       900    * Teledyne Technologies, Inc ......................        16,560
       400    * Triumph Group, Inc ..............................        12,960
       600    * United Defense Industries, Inc ..................        13,734
                                                                    -----------
                TOTAL AEROSPACE AND DEFENSE .....................       149,486
                                                                    -----------
BASIC INDUSTRIES--8.49%
       500    * Aaon, Inc .......................................         8,575
       100    * AEP Industries, Inc .............................         3,350
     1,700    * Airgas, Inc .....................................        24,038
     1,300      Albany International Corp (Class A) .............        28,093
       100      Alico, Inc ......................................         2,800
       600      Amcol International Corp ........................         3,660
       100      American Woodmark Corp ..........................         4,776
       100      Ameron International Corp .......................         4,890
       100    * Applied Films Corp ..............................         1,047
       600      Arch Chemicals, Inc .............................        11,868
     1,400      Arch Coal, Inc ..................................        24,234
       100    * Avatar Holdings, Inc ............................         2,620
       100    * Baker (Michael) Corp ............................         1,274
       500    * Brush Engineered Materials, Inc .................         4,500
       200    * Buckeye Technologies, Inc .......................         1,520
       700    * Building Materials Holding Corp .................         8,911
       400      Butler Manufacturing Co .........................         8,880
       300    * BWAY Corp .......................................         4,218
     1,000    * Cabot Microelectronics Corp .....................        44,120
     1,000      Calgon Carbon Corp ..............................         5,990
       700      Cambrex Corp ....................................        26,544
       800    * Caraustar Industries, Inc .......................         8,056
       900      Carlisle Cos, Inc ...............................        39,609
       600      Carpenter Technology Corp .......................        11,736
       200      Castle (A.M.) & Co ..............................         1,530
       400      Centex Construction Products, Inc ...............        14,436
       100      Century Aluminum Co .............................           780
     6,000    * Champion Enterprises, Inc .......................        17,100
       200    * Chase Industries, Inc ...........................         2,366
       300      Chemed Corp .....................................         9,915
       300      ChemFirst, Inc ..................................         8,640
       800      Clarcor, Inc ....................................        24,760
       300    * Cleveland-Cliffs, Inc ...........................         8,040
       200    * Collins & Aikman Corp ...........................         1,030
     2,800    * Comfort Systems U.S.A., Inc .....................         9,380
     1,700      Commercial Metals Co ............................        32,997
     3,400      Crompton Corp ...................................        38,590
     4,800    * Crown Cork & Seal Co, Inc .......................        33,552
     1,200    * Cytec Industries, Inc ...........................        31,080
       300      Deltic Timber Corp ..............................         7,695
     1,000    * Dionex Corp .....................................        27,210
       100    * Dominion Homes, Inc .............................         2,035
       200    * Drew Industries, Inc ............................         2,990
       700    * Earthshell Corp .................................           651
       600      ElkCorp .........................................         9,870

    SHARES                                                             VALUE
    ------                                                             -----
       700    * EMCOR Group, Inc ................................   $    36,393
       100    * Encore Wire Corp ................................           930
       500    * Energy Conversion Devices, Inc ..................         5,575
     1,000      Ferro Corp ......................................        23,800
     1,100    * Fleetwood Enterprises, Inc ......................         8,261
       600      Florida Rock Industries, Inc ....................        21,582
       500    * FMC Corp ........................................        14,505
       700    * Foamex International, Inc .......................         4,200
       800      Georgia Gulf Corp ...............................        21,168
       300      Glatfelter ......................................         3,837
     1,000      Granite Construction, Inc .......................        17,810
     1,100      Great Lakes Chemical Corp .......................        31,042
       400      Greif Brothers Corp (Class A) ...................        11,060
       900      H.B. Fuller Co ..................................        25,731
     2,600    * Hecla Mining Co .................................        11,570
       500    * Hovnanian Enterprises, Inc (Class A) ............        19,575
       300    * Imco Recycling, Inc .............................         1,986
       700    * Insituform Technologies, Inc (Class A) ..........        11,459
     1,600    * Integrated Electrical Services, Inc .............         6,960
       300    * International Specialty Products, Inc ...........         2,922
       600      Interpool, Inc ..................................         8,730
       300    * Jarden Corp .....................................         8,025
     1,300      Lennox International, Inc .......................        19,851
     3,400    * Longview Fibre Co ...............................        26,384
     3,200    * Louisiana-Pacific Corp ..........................        23,616
       400      LSI Industries, Inc .............................         4,136
       400    * Lydall, Inc .....................................         4,620
       700      M/I Schottenstein Homes, Inc ....................        24,577
       800      MacDermid, Inc ..................................        16,592
     1,900      Massey Energy Co ................................        14,763
       300    * Material Sciences Corp ..........................         3,834
       200    * Mattson Technology, Inc .........................           460
       100    * Maui Land & Pineapple Co ........................         1,885
       600      MDC Holdings, Inc ...............................        24,840
       100    * Mestek, Inc .....................................         1,891
     1,900      Millennium Chemicals, Inc .......................        23,066
       600      Minerals Technologies, Inc ......................        24,570
       300    * Modtech Holdings, Inc ...........................         3,000
       200    * Mueller Industries, Inc .........................         5,380
       600    * NCI Building Systems, Inc .......................        11,160
       300      NL Industries, Inc ..............................         4,767
     1,000    * Nortek, Inc .....................................        44,050
       200    * Northwest Pipe Co ...............................         3,550
       500    * NS Group, Inc ...................................         3,575
       300      Octel Corp ......................................         6,450
       700      Olin Corp .......................................        12,992
     1,200    * Omnova Solutions, Inc ...........................         6,600
     2,300    * Oregon Steel Mills, Inc .........................        15,962
       300    * Osmonics, Inc ...................................         3,900
       500    * Palm Harbor Homes, Inc ..........................         6,685
       300      Penford Corp ....................................         4,155
       400      Penn Engineering & Manufacturing Corp ...........         5,056
       200      Penn Virginia Corp ..............................         6,708
       400    * Penwest Pharmaceuticals Co ......................         3,968
     1,100      PolyOne Corp ....................................        10,857
       500      Pope & Talbot, Inc ..............................         6,590
       900      Potlatch Corp ...................................        27,153
       200      Quaker Chemical Corp ............................         4,222
       100      Quanex Corp .....................................         3,937
       700      Reliance Steel & Aluminum Co ....................        16,835
       300      Roanoke Electric Steel Corp .....................         3,528
       100      Rock-Tenn Co (Class A) ..........................         1,682
     1,100      Royal Gold, Inc .................................        19,855
       600    * RTI International Metals, Inc ...................         6,840
       200      Ryerson Tull, Inc ...............................         1,502

                        SEE NOTES TO FINANCIAL STATEMENTS

                    - INSTITUTIONAL SMALL-CAP EQUITY FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
BASIC INDUSTRIES--(CONTINUED)
       100      Schnitzer Steel Industries, Inc (Class A) .......   $     1,811
     1,300    * Silgan Holdings, Inc ............................        37,856
       200      Skyline Corp ....................................         5,458
     3,200      Solutia, Inc ....................................        22,176
       400      Southern Peru Copper Corp .......................         5,316
       400      Spartech Corp ...................................         8,092
     1,000      Standard-Pacific Corp ...........................        27,480
     1,000    * Steel Dynamics, Inc .............................        14,700
       400    * Stillwater Mining Co ............................         2,576
       100    * Technical Olympic U.S.A., Inc ...................         1,625
     1,700    * Terra Industries, Inc ...........................         3,502
       600      Texas Industries, Inc ...........................        17,664
       800      Tredegar Corp ...................................        14,440
       400    * Trex Co, Inc ....................................        11,800
       600    * U.S. Concrete, Inc ..............................         3,282
       400      Universal Forest Products, Inc ..................         7,556
       400    * URS Corp ........................................         6,936
     2,500      USEC, Inc .......................................        16,750
     2,900   b* USG Corp ........................................        14,761
       300    * Water Pik Technologies, Inc .....................         3,600
     1,800      Watsco, Inc .....................................        26,496
     1,100      Wausau-Mosinee Paper Corp .......................        11,242
       200    * WCI Communities, Inc ............................         3,498
       100      WD-40 Co ........................................         2,740
     1,000      Wellman, Inc ....................................        15,200
       400      West Pharmaceutical Services, Inc ...............         9,456
     2,000      Worthington Industries, Inc .....................        36,500
     8,900    * WR Grace & Co ...................................        18,423
                                                                    -----------
                TOTAL BASIC INDUSTRIES                                1,684,057
                                                                    -----------
CONSUMER CYCLICAL--12.07%
       100    * 1-800 Contacts, Inc .............................           965
       100      Aaron Rents, Inc ................................         2,250
     2,100    * Acclaim Entertainment, Inc ......................         4,809
       300    * Acme Communication, Inc .........................         2,400
       500    * Action Performance Cos, Inc .....................        14,750
       500      Advanced Marketing Services, Inc ................         6,575
       400    * Aeropostale, Inc ................................         7,820
       400    * AFC Enterprises, Inc ............................         7,660
       100    * Aftermarket Technology Corp .....................         1,699
     1,300    * Alliance Gaming Corp ............................        20,813
       300    * AMC Entertainment, Inc ..........................         2,517
       500    * Amerco ..........................................         5,720
       100    * Ameristar Casinos, Inc ..........................         2,214
       600      Angelica Corp ...................................        11,160
     1,300    * AnnTaylor Stores Corp ...........................        33,475
       900      Apogee Enterprises, Inc .........................        10,152
     1,000      Arctic Cat, Inc .................................        14,280
       800    * Argosy Gaming Co ................................        20,680
     1,000    * Aztar Corp ......................................        13,090
       300    * Bally Total Fitness Holding Corp ................         3,210
       300      Bandag, Inc .....................................        10,704
       300      Barnes Group, Inc ...............................         5,973
       300      Bassett Furniture Industries, Inc ...............         4,497
       200    * Beasley Broadcast Group, Inc (Class A) ..........         2,700
       100    * Bebe Stores, Inc ................................         1,575
       100    * Benihana, Inc (Class A) .........................         1,200
       600      Blair Corp ......................................        12,060
     1,100      Bob Evans Farms, Inc ............................        25,872
       900    * Boca Resorts, Inc (Class A) .....................         9,747
     1,000      Bowne & Co, Inc .................................        11,040
       900    * Boyd Gaming Corp ................................        16,020
       500    * Boyds Collection Ltd ............................         3,000
       300    * Brookstone, Inc .................................         3,693
     1,400      Brown Shoe Co, Inc ..............................        28,966

    SHARES                                                             VALUE
    ------                                                             -----
       200    * Buca, Inc .......................................   $     1,690
       200    * Buckle, Inc .....................................         4,058
       500      Burlington Coat Factory Warehouse Corp ..........        10,050
       500      Bush Industries, Inc (Class A) ..................         3,885
       200    * Cache, Inc ......................................         2,020
       400    * California Pizza Kitchen, Inc ...................         8,556
       200    * Carmike Cinemas, Inc ............................         3,400
       300    * Cascade Corp ....................................         4,347
       400      Cato Corp (Class A) .............................         7,504
       400    * Central Garden & Pet Co .........................         6,488
       300    * Championship Auto Racing Teams, Inc .............         1,407
       300    * Champps Entertainment, Inc ......................         3,030
       200    * Charlotte Russe Holding, Inc ....................         2,622
     3,600    * Charming Shoppes, Inc ...........................        26,244
       200    * Checkers Drive-In Restaurant ....................         1,638
       100    * Cherokee, Inc ...................................         1,758
       300    * Children's Place Retail Stores, Inc .............         5,661
       700    * Choice Hotels International, Inc ................        16,800
     1,100    * Christopher & Banks Corp ........................        39,160
       200      Churchill Downs, Inc ............................         7,250
     1,500    * CKE Restaurants, Inc ............................         7,485
     1,300      Claire's Stores, Inc ............................        30,251
       400      Coachmen Industries, Inc ........................         6,776
       300    * Cole National Corp ..............................         4,497
       200      CPI Corp ........................................         2,830
       300    * Cross Media Marketing Corp ......................           294
       100    * CSS Industries, Inc .............................         3,678
       200    * Culp, Inc .......................................         1,802
       300    * Dave & Buster's, Inc ............................         3,918
     2,200    * Department 56, Inc ..............................        25,212
       200    * DHB Industries, Inc .............................           460
       200    * Dollar Thrifty Automotive Group, Inc ............         3,538
       300      Dover Downs Gaming & Entertainment, Inc .........         2,661
       800    * Dress Barn, Inc .................................         9,104
     1,400    * Dura Automotive Systems, Inc ....................        19,446
       100    * Elizabeth Arden, Inc ............................           960
       400      Equity Inns, Inc ................................         2,568
       100    * Escalade, Inc ...................................         2,000
     2,000    * EUniverse, Inc ..................................         7,280
       600      Factset Research Systems, Inc ...................        13,794
       600    * Finish Line, Inc (Class A) ......................         5,760
       100    * Fisher Communications, Inc ......................         4,965
       600    * Footstar, Inc ...................................         6,360
       600    * Fossil, Inc .....................................        13,842
       700      Fred's, Inc .....................................        22,295
       200      Friedman's, Inc (Class A) .......................         1,710
       600      G & K Services, Inc (Class A) ...................        20,682
       700    * Gaylord Entertainment Co ........................        15,477
       300      GenCorp, Inc ....................................         3,294
       600    * Genesco, Inc ....................................         8,700
       500    * Goody's Family Clothing, Inc ....................         2,925
       300      Gray Television, Inc (Class A) ..................         3,978
       200    * Group 1 Automotive, Inc .........................         5,820
       200    * Guess?, Inc .....................................         1,022
       400    * Guitar Center, Inc ..............................         6,960
       100    * Gulfmark Offshore, Inc ..........................         1,664
     1,200    * Gymboree Corp ...................................        22,560
       500      Hancock Fabrics, Inc ............................         7,695
       800    * Handleman Co ....................................         8,704
       500      Haverty Furniture Cos, Inc ......................         6,735
       200    * Hibbett Sporting Goods, Inc .....................         4,520
     1,600      Hollinger International, Inc ....................        16,192
       300    * Hollywood Casino Corp (Class A) .................         3,660
     1,600    * Hollywood Entertainment Corp ....................        23,088
     1,000    * Hot Topic, Inc ..................................        19,520

                        SEE NOTES TO FINANCIAL STATEMENTS

                    - INSTITUTIONAL SMALL-CAP EQUITY FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
CONSUMER CYCLICAL--(CONTINUED)
     1,000    * iDine Rewards Network, Inc ......................   $     9,900
       600    * IHOP Corp .......................................        14,790
     1,200    * Insight Communications Co, Inc ..................        11,399
     1,700      Intermet Corp ...................................        11,135
       700    * Intertan, Inc ...................................         5,054
       400    * Isle Of Capri Casinos, Inc ......................         6,920
     1,100    * Jack In The Box, Inc ............................        26,114
       800    * Jo-Ann Stores, Inc (Class A) ....................        26,480
       100    * Johnson Outdoors, Inc (Class A) .................         1,172
       800    * Journal Register Co .............................        15,632
       500    * K2, Inc .........................................         4,290
       800      Kellwood Co .....................................        20,008
       700    * Kenneth Cole Productions, Inc (Class A) .........        16,030
       300    * Keystone Automotive Industries, Inc .............         4,254
     1,000      Kimball International, Inc (Class B) ............        14,860
       600    * Kirby Corp ......................................        13,950
    15,100    b* Kmart Corp .....................................         9,211
       700    * Kroll, Inc ......................................        14,490
       400      K-Swiss, Inc (Class A) ..........................         7,551
       700      Landry's Restaurants, Inc .......................        15,155
       500      Libbey, Inc .....................................        15,495
       100    * Liberty Livewire Corp (Class A) .................           208
       600    * Linens `n Things, Inc ...........................        13,188
       600    * Lodgenet Entertainment Corp .....................         5,562
       500      Lone Star Steakhouse & Saloon, Inc ..............         9,420
       700    * Luby's, Inc .....................................         3,745
       600      Marcus Corp .....................................         8,730
       200      Marine Products Corp ............................         1,980
       400    * Maxwell Shoe Co, Inc (Class A) ..................         4,844
     1,600    * Mediacom Communications Corp ....................        10,160
       300    * Medis Technologies Ltd ..........................         1,497
       900    * Men's Wearhouse, Inc ............................        15,399
       600    * Metro One Telecommunications, Inc ...............         7,200
       500    * Micros Systems, Inc .............................        12,625
       200    * Midas, Inc ......................................         1,380
       900      Modine Manufacturing Co .........................        18,999
       200    * Monaco Coach Corp ...............................         4,046
       100    * Monarch Casino & Resort, Inc ....................         1,294
       200    * Monro Muffler Brake, Inc ........................         3,682
       700    * Mossimo, Inc ....................................         3,885
       100    * Mothers Work, Inc ...............................         3,765
       500    * Movie Gallery, Inc ..............................         7,125
       600    * MTR Gaming Group, Inc ...........................         5,094
     1,000    * Multimedia Games, Inc ...........................        17,190
     1,000      Myers Industries, Inc ...........................        12,660
       100      National Presto Industries, Inc .................         2,977
       800    * Nautica Enterprises, Inc ........................         9,640
     1,300    * Nautilus Group, Inc .............................        38,935
       200    * Netratings, Inc .................................         1,100
       800    * Oakley, Inc .....................................         8,840
       500    * O'Charley's, Inc ................................         9,500
       300      Oshkosh B'gosh, Inc (Class A) ...................        10,053
       700      Oshkosh Truck Corp ..............................        41,440
       200      Oxford Industries, Inc ..........................         3,960
       500    * P.F. Chang's China Bistro, Inc ..................        14,620
       900    * Pacific Sunwear Of California, Inc ..............        20,997
       700    * Panera Bread Co (Class A) .......................        17,487
     1,000    * Papa John's International, Inc ..................        28,260
       500    * Parkervision, Inc ...............................         8,000
       700    * Payless Shoesource, Inc .........................        40,782
       600    * Penn National Gaming, Inc .......................        12,072
       500    * Penton Media, Inc ...............................           135
       900      Phillips-Van Heusen Corp ........................        12,105
       700    * Pinnacle Entertainment, Inc .....................         5,880

    SHARES                                                             VALUE
    ------                                                             -----
     3,100    * Pinnacle Systems, Inc ...........................   $    31,062
       500    * PLATO Learning, Inc .............................         3,275
       400    * Playboy Enterprises, Inc (Class B) ..............         4,104
       900    * Presstek, Inc ...................................         2,853
       100    * Pricesmart, Inc .................................         2,427
     1,400    * Primedia, Inc ...................................         2,016
       400    * Private Media Group, Inc ........................         1,184
       300      Pulitzer, Inc ...................................        13,920
       400    * Quaker Fabric Corp ..............................         3,156
       600    * Quiksilver, Inc .................................        14,550
       400    * Racing Champions Ertl Corp ......................         7,384
       600    * Rare Hospitality International, Inc .............        14,214
     1,600    * Raytech Corp ....................................        10,544
       800    * Regent Communications, Inc ......................         4,048
     1,300      Regis Corp ......................................        36,061
       600    * Resources Connection, Inc .......................        10,680
       300    * Rex Stores Corp .................................         3,252
       200      Riviana Foods, Inc ..............................         4,374
       700      Russell Corp ....................................        10,969
     1,300    * Ryan's Family Steak Houses, Inc .................        15,886
       500    * Saga Communications, Inc (Class A) ..............         8,850
       300    * Salem Communications Corp (Class A) .............         6,720
       200    * Salton, Inc .....................................         1,702
       200      Schawk, Inc .....................................         2,000
     1,300    * Scientific Games Corp (Class A) .................         9,528
       800    * SCP Pool Corp ...................................        22,919
       200    * Shoe Carnival, Inc ..............................         3,200
     1,700    * ShopKo Stores, Inc ..............................        25,942
       900    * Sinclair Broadcast Group, Inc (Class A) .........        11,781
       700    * Sirius Satellite Radio, Inc .....................         1,078
     1,100    * Sonic Corp ......................................        24,474
     1,400    * Sotheby's Holdings, Inc (Class A) ...............        12,320
     1,100    * Spanish Broadcasting System, Inc (Class A) ......         8,800
     1,100      Spartan Motors, Inc .............................        12,364
       400    * Speedway Motorsports, Inc .......................         9,592
       700    * Sports Resorts International, Inc ...............         3,255
       600    * Stage Stores, Inc ...............................        14,190
       400      Standard Motor Products, Inc ....................         4,856
       200    * Stanley Furniture Co, Inc .......................         4,020
     2,500    * Station Casinos, Inc ............................        35,375
       700    * Stein Mart, Inc .................................         5,390
       900    * Stoneridge, Inc .................................        15,066
     1,200      Stride Rite Corp ................................         9,600
       600      Sturm Ruger & Co, Inc ...........................         8,034
       600      Superior Industries International, Inc ..........        28,692
     1,000    * Sylvan Learning Systems, Inc ....................        13,300
       600      Tanger Factory Outlet Centers, Inc ..............        16,788
       500    * TBC Corp ........................................         5,465
     1,100    * Tenneco Automotive, Inc .........................         6,226
     1,000    * The Sports Authority, Inc .......................         5,900
       700    * The Steak n Shake Co ............................         9,142
       700    * Thomas Nelson, Inc ..............................         6,993
       800      Thor Industries, Inc ............................        27,520
       600    * THQ, Inc ........................................        14,220
     1,000    * Too, Inc ........................................        23,510
     1,100    * Topps Co, Inc ...................................         9,570
       600    * Tower Automotive, Inc ...........................         4,800
     1,000    * Tyler Technologies, Inc .........................         4,530
     3,900    * Unifi, Inc ......................................        28,977
       400    * Universal Electronics, Inc ......................         4,116
       200    * Urban Outfitters, Inc ...........................         5,476
       300    * Vail Resorts, Inc ...............................         4,785
       200    * Vans, Inc .......................................         1,390
     1,000    * Vastera, Inc ....................................         3,889
     2,400    * Wabash National Corp ............................        12,600

                       SEE NOTES TO FINANCIAL STATEMENTS

                    - INSTITUTIONAL SMALL-CAP EQUITY FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
CONSUMER CYCLICAL--(CONTINUED)
       300    * West Marine, Inc ................................   $     3,810
     6,700    * Westpoint Stevens, Inc ..........................         7,973
       300    * Wet Seal, Inc (Class A) .........................         3,756
       100    * Wilsons The Leather Experts, Inc ................           769
       400      Winnebago Industries, Inc .......................        16,996
     1,500    * WMS Industries, Inc .............................        23,100
     1,300      Wolverine World Wide, Inc .......................        21,671
       300      Woodward Governor Co ............................        14,655
       300    * World Wrestling Federation Entertainment, Inc ...         2,910
     1,600    * XM Satellite Radio Holdings, Inc ................         8,464
       900    * Zomax, Inc ......................................         3,780
                                                                    -----------
                TOTAL CONSUMER CYCLICAL                               2,394,675
                                                                    -----------
CONSUMER NON-CYCLICAL--4.97%
       400    * 1-800-Flowers.com, Inc (Class A) ................         3,424
       700    * 7-Eleven, Inc ...................................         6,335
       400    * AC Moore Arts & Crafts, Inc .....................         8,860
       500    * American Italian Pasta Co (Class A) .............        19,000
       500    * Applica, Inc ....................................         2,475
       200    * Asbury Automotive Group, Inc ....................         2,276
     1,600    * Aurora Foods, Inc ...............................         2,128
     1,000      Blyth, Inc ......................................        27,950
       300    * Boston Beer Co, Inc (Class A) ...................         4,230
       100      Bridgford Foods Corp ............................         1,049
       400    * Cadiz, Inc ......................................         1,560
     1,200      Casey's General Stores, Inc .....................        15,000
     1,000      Corn Products International, Inc ................        28,550
       600    * Cost Plus, Inc ..................................        15,834
       100      Deb Shops, Inc ..................................         2,772
       100    * DEL Laboratories, Inc ...........................         1,920
       800    * Del Monte Foods Co ..............................         7,352
     1,100      Delta & Pine Land Co ............................        20,724
     1,200      DIMON, Inc ......................................         7,656
     1,400    * Drugstore.Com, Inc ..............................         2,688
       700    * Duane Reade, Inc ................................        11,543
       300    * Electronics Boutique Holdings Corp ..............         8,712
       400    * Factory 2-U Stores, Inc .........................           960
       500    * FAO, Inc ........................................         1,910
       600    * Finlay Enterprises, Inc .........................        10,740
       500      Fleming Cos, Inc ................................         2,850
     1,200    * Flowers Foods, Inc ..............................        26,028
       600    * FTI Consulting, Inc .............................        23,418
       300    * Galyans Trading Co, Inc .........................         3,264
       500    * Great Atlantic & Pacific Tea Co, Inc ............         5,010
       100    * Green Mountain Coffee, Inc ......................         1,430
       700    * Hain Celestial Group, Inc .......................        11,508
       200    * Horizon Organic Holding Corp ....................         2,926
       700      Hughes Supply, Inc ..............................        21,637
       500      Ingles Markets, Inc (Class A) ...................         5,825
       400    * Insight Enterprises, Inc ........................         4,748
       100      Inter Parfums, Inc ..............................           650
     1,300      Interface, Inc (Class A) ........................         6,500
     1,400    * International Multifoods Corp ...................        29,092
     1,700      Interstate Bakeries Corp ........................        38,675
       200    * J & J Snack Foods Corp ..........................         8,052
     1,300      JM Smucker Co ...................................        49,868
       700      Lance, Inc ......................................         9,002
       100    * Lithia Motors, Inc (Class A) ....................         1,990
       900      Longs Drug Stores Corp ..........................        22,500
       200    * MarineMax, Inc ..................................         2,240
     2,200    * Marvel Enterprises, Inc .........................        13,970
       400    * Monterey Pasta Co ...............................         2,388
       300      Movado Group, Inc ...............................         5,157
       100      Nash Finch Co ...................................         1,645
       100    * National Beverage Corp ..........................         1,365

    SHARES                                                             VALUE
    ------                                                             -----
       300      Nature's Sunshine Products, Inc .................   $     3,288
     1,200    * NBTY, Inc .......................................        20,028
       200    * Netflix, Inc ....................................         2,460
     3,500    * OfficeMax, Inc ..................................        16,975
       400      Oneida Ltd ......................................         6,160
       100    * Overstock.com, Inc ..............................           605
       200    * Party City Corp .................................         3,018
       900    * Pathmark Stores, Inc ............................        10,170
       200    * PC Connection, Inc ..............................         1,182
       300    * Penn Traffic Co .................................         2,295
     1,500      Pep Boys-Manny Moe & Jack .......................        21,570
     1,900    * Perrigo Co ......................................        20,773
     1,200      Pilgrim's Pride Corp (Class B) ..................        10,764
       800    * Playtex Products, Inc ...........................         7,960
     3,800    * Priceline.com, Inc ..............................         8,664
       900    * Ralcorp Holdings, Inc ...........................        20,772
       100    * Revlon, Inc (Class A) ...........................           378
       300    * Robert Mondavi Corp (Class A) ...................        10,197
       900      Ruddick Corp ....................................        16,029
       300      Russ Berrie & Co, Inc ...........................        10,062
       200      Sanderson Farms, Inc ............................         3,620
       500      Schweitzer-Mauduit International, Inc ...........        11,025
       600    * Seminis, Inc (Class A) ..........................         1,800
     1,300      Sensient Technologies Corp ......................        29,679
       700    * Sharper Image Corp ..............................        14,456
     1,100    * Shop At Home, Inc ...............................         2,354
       200    * Skechers U.S.A., Inc (Class A) ..................         2,066
       600    * Smart & Final, Inc ..............................         3,150
     1,800    * Stamps.com, Inc .................................         7,866
       300      Standard Commercial Corp ........................         5,868
       100    * Steinway Musical Instruments, Inc ...............         1,670
       200      Stepan Co .......................................         5,460
       200      Tasty Baking Co .................................         3,018
     1,000    * The Bombay Co, Inc ..............................         2,770
       400      Thomas Industries, Inc ..........................        10,800
       400    * Tractor Supply Co ...............................        13,372
     1,000    * Trans World Entertainment Corp ..................         5,070
       400    * Triarc Cos, Inc .................................         9,720
       900    * Tuesday Morning Corp ............................        16,380
     1,600      Tupperware Corp .................................        28,592
       200    * Tweeter Home Entertainment Group, Inc ...........         1,636
       200    * United Auto Group, Inc ..........................         3,220
       600    * United Natural Foods, Inc .......................        11,988
       800      Universal Corp ..................................        30,720
       600    * Valuevision International, Inc (Class A) ........         7,979
       300    * Virbac Corp .....................................         1,506
       300      Weis Markets, Inc ...............................         9,987
       300    * Whitehall Jewelers, Inc .........................         3,696
       600    * Wild Oats Markets, Inc ..........................         6,960
     1,100    * Yankee Candle Co, Inc ...........................        19,470
                                                                    -----------
                TOTAL CONSUMER NON-CYCLICAL                             986,634
                                                                    -----------
ENERGY--3.06%
       300    * 3TEC Energy Corp ................................         4,470
       100    * Atwood Oceanics, Inc ............................         3,080
       500      Berry Petroleum Co (Class A) ....................         8,275
       800      Cabot Oil & Gas Corp (Class A) ..................        17,680
       500    * Cal Dive International, Inc .....................        10,630
       100      CARBO Ceramics, Inc .............................         3,308
     4,300    * Chesapeake Energy Corp ..........................        26,746
       700    * Comstock Resources, Inc .........................         4,340
       700    * Denbury Resources, Inc ..........................         7,063
       400    * Dril-Quip, Inc ..................................         7,280
       300    * Encore Acquisition Co ...........................         5,250
       600    * Energy Partners Ltd .............................         4,770
       600    * Evergreen Resources, Inc ........................        23,028

                        SEE NOTES TO FINANCIAL STATEMENTS

                    - INSTITUTIONAL SMALL-CAP EQUITY FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
ENERGY--(CONTINUED)
       500    * Exploration Co Of Delaware, Inc .................   $     2,950
     2,100      Frontier Oil Corp ...............................        27,300
       500      Getty Realty Corp ...............................         9,925
     9,000    * Grey Wolf, Inc ..................................        28,800
       200    * Gulf Island Fabrication, Inc ....................         2,336
       500    * Hanover Compressor Co ...........................         5,440
     2,200    * Harvest Natural Resources, Inc ..................         8,734
       300      Holly Corp ......................................         5,250
       200    * Horizon Offshore, Inc ...........................         1,018
       300    * Houston Exploration Co ..........................         9,150
     4,000    * Input/Output, Inc ...............................        27,280
     2,900    * Key Energy Services, Inc ........................        23,055
       400    * Key Production Co, Inc ..........................         6,804
       200      Lufkin Industries, Inc ..........................         5,542
     1,000    * Meridian Resource Corp ..........................         2,490
       500    * Nuevo Energy Co .................................         5,620
       700    * Oceaneering International, Inc ..................        17,360
     2,300    * Parker Drilling Co ..............................         5,474
     1,200      Patina Oil & Gas Corp ...........................        34,188
       100    * Petroleum Helicopters (Vote) ....................         2,935
     1,000    * Plains Resources, Inc ...........................        25,430
       300    * Prima Energy Corp ...............................         6,198
       400    * Pure Resources, Inc .............................         9,200
     1,500    * Range Resources Corp ............................         7,125
       600    * Remington Oil & Gas Corp ........................         8,706
       300      RPC, Inc ........................................         3,750
       500    * Seacor Smit, Inc ................................        19,500
       300    * Spinnaker Exploration Co ........................         9,015
     1,400      St. Mary Land & Exploration Co ..................        32,900
       300    * Stone Energy Corp ...............................         9,960
     1,500    * Superior Energy Services, Inc ...................        11,955
       200    * Swift Energy Co .................................         2,454
       600    * Tesoro Petroleum Corp ...........................         1,962
     1,000    * Tom Brown, Inc ..................................        24,140
       800    * Transmontaigne, Inc .............................         4,080
       700    * Trico Marine Services, Inc ......................         2,254
     1,800    * Unit Corp .......................................        31,788
       200    * Universal Compression Holdings, Inc .............         4,040
       300    * Veritas DGC, Inc ................................         3,522
     1,500      Vintage Petroleum, Inc ..........................        15,570
       700    * W-H Energy Services, Inc ........................        10,857
       300      World Fuel Services Corp ........................         5,610
                                                                    -----------
                TOTAL ENERGY                                            607,587
                                                                    -----------
FINANCIAL SERVICES--21.67%
       300      1st Source Corp .................................         5,070
       400      ABC Bancorp .....................................         5,356
       400      Acadia Realty Trust .............................         3,000
       700      Advanta Corp (Class A) ..........................         6,615
       300      Alabama National Bancorp ........................        13,335
       200      Alexandria Real Estate Equities, Inc ............         8,600
     1,100      Alfa Corp .......................................        14,166
       700      Amcore Financial, Inc ...........................        16,100
     1,500      American Capital Strategies Ltd .................        28,770
       700      American Financial Holdings, Inc ................        21,665
       100      American Home Mortgage Holdings, Inc ............         1,183
       200      American National Bankshares, Inc ...............         5,320
       300    * American Physicians Capital, Inc ................         5,355
       900    * Ameritrade Holding Corp .........................         3,339
       400      AMLI Residential Properties Trust ...............         8,840
       300      Anchor Bancorp Wisconsin, Inc ...................         6,270
       500      Anthracite Capital, Inc .........................         6,175
     2,100      Anworth Mortgage Asset Corp .....................        28,308
     2,300      Apex Mortgage Capital, Inc ......................        30,107
       700      Argonaut Group, Inc .............................        11,228

    SHARES                                                             VALUE
    ------                                                             -----
       200      Arrow Financial Corp ............................   $     6,410
       500      Associated Estates Realty Corp ..................         4,140
       200      Baldwin & Lyons, Inc (Class B) ..................         4,170
       300    * Banc Corp .......................................         2,370
       100      Bancfirst Corp ..................................         4,800
       300      Bank Mutual Corp ................................         6,411
       400      Bank Of Granite Corp ............................         7,520
       200      Bank Of The Ozarks, Inc .........................         5,122
       400      BankAtlantic Bancorp, Inc (Class A) .............         3,840
       600    * Bankunited Financial Corp (Class A) .............         9,114
       300      Banner Corp .....................................         6,090
       600    * Bay View Capital Corp ...........................         3,408
       400      Bedford Property Investors, Inc .................        10,240
       300      Berkshire Hills Bancorp, Inc ....................         7,497
       200    * BKF Capital Group, Inc ..........................         4,460
       100      Bostonfed Bancorp, Inc ..........................         3,040
       200      Boykin Lodging Co ...............................         1,876
       800      Brandywine Realty Trust .........................        17,896
     2,800      Brookline Bancorp, Inc ..........................        34,160
       100      California First National Bancorp ...............         1,362
       200      Camden National Corp ............................         4,900
     1,100      Capital Automotive REIT .........................        27,500
       100      Capital City Bank Group, Inc ....................         3,565
       100      Capitol Bancorp Ltd .............................         2,096
       600      Capstead Mortgage Corp ..........................        12,750
       800      Cascade Bancorp .................................        11,200
     1,600      Cash America International, Inc .................        12,704
       500      Cathay Bancorp, Inc .............................        21,615
       100      CB Bancshares, Inc ..............................         3,796
       300      CBL & Associates Properties, Inc ................        11,805
       300      CCBT Financial Cos, Inc .........................         7,803
       300    * CCC Information Services Group, Inc .............         3,987
       600      Centennial Bancorp ..............................         5,352
       200      Center Trust, Inc ...............................         1,160
       200    * Central Coast Bancorp ...........................         3,838
       100      Century Bancorp, Inc (Class A) ..................         2,680
       600    * Ceres Group, Inc ................................         1,332
       500      CFS Bancorp, Inc ................................         7,025
       500      Charter Municipal Mortgage Acceptance Co ........         8,945
       700      Chateau Communities, Inc ........................        19,565
     1,200      Chelsea Property Group, Inc .....................        40,848
       700      Chemical Financial Corp .........................        20,251
       900      Chittenden Corp .................................        27,180
       400      Citizens First Bancorp, Inc .....................         7,840
       700    * Citizens, Inc ...................................         5,957
       200      City Bank .......................................         5,878
       900      City Holding Co .................................        22,968
       500      CNA Surety Corp .................................         6,530
       100      Coastal Bancorp, Inc ............................         2,983
       300      Coastal Financial Corp ..........................         4,332
       200      CoBiz, Inc ......................................         3,180
       400      Colonial Properties Trust .......................        14,420
       200      Columbia Bancorp ................................         3,790
       400    * Columbia Banking System, Inc ....................         4,612
       700      Commerce Group, Inc .............................        26,418
     2,100      Commercial Federal Corp .........................        49,056
     1,900      Commercial Net Lease Realty, Inc ................        30,495
       300      Commonwealth Bancorp, Inc .......................         8,892
       100      Community Bank System, Inc ......................         2,981
       200      Community Banks, Inc ............................         5,338
     1,200      Community First Bankshares, Inc .................        32,340
       300      Community Trust Bancorp, Inc ....................         8,214
       200    * CompuCredit Corp ................................         1,034
       300      Connecticut Bancshares, Inc .....................        11,175
     1,500      Cornerstone Realty Income Trust, Inc ............        14,385

                        SEE NOTES TO FINANCIAL STATEMENTS

                    - INSTITUTIONAL SMALL-CAP EQUITY FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--(CONTINUED)
     1,400      Corporate Office Properties Trust ...............   $    19,460
       700      Correctional Properties Trust ...................        15,050
       800    * Corrections Corp Of America .....................        12,720
       300      Corus Bankshares, Inc ...........................        12,981
       100      CPB, Inc ........................................         4,488
       500      Crawford & Co (Class B) .........................         3,835
       400    * Credit Acceptance Corp ..........................         3,860
       800      Crown American Realty Trust .....................         7,632
       300    * CSK Auto Corp ...................................         3,903
       500      CVB Financial Corp ..............................        11,715
       400      Delphi Financial Group, Inc (Class A) ...........        15,552
       700      Dime Community Bancshares .......................        15,512
       700      East West Bancorp, Inc ..........................        22,883
       400      Eastgroup Properties, Inc .......................        10,500
       500    * Electro Rent Corp ...............................         5,550
       100      EMC Insurance Group, Inc ........................         1,488
     1,100      Entertainment Properties Trust ..................        24,739
       200      Equity One, Inc .................................         2,746
       400      Essex Property Trust, Inc .......................        20,716
     1,100    * Euronet Worldwide, Inc ..........................         8,415
       300      F & M Bancorp ...................................         9,600
       200      Farmers Capital Bank Corp .......................         6,920
       300      FBL Financial Group, Inc (Class A) ..............         5,454
     1,000      FBR Asset Investment Corp .......................        34,500
       100    * Federal Agricultural Mortgage Corp (Class C) ....         2,851
       700      Federal Realty Investment Trust .................        19,096
       500      FelCor Lodging Trust, Inc .......................         7,200
       700      Fidelity Bankshares, Inc ........................        14,224
       300    * Financial Federal Corp ..........................        10,014
       200      Financial Industries Corp .......................         3,070
       200      Financial Institutions, Inc .....................         5,540
       200      First Bancorp North Carolina ....................         5,000
       700      First Bancorp Puerto Rico .......................        28,357
       300      First Busey Corp ................................         6,675
       900      First Charter Corp ..............................        15,453
       300      First Citizens Bancshares, Inc (Class A) ........        31,527
     1,800      First Commonwealth Financial Corp ...............        22,752
       200      First Community Bancorp .........................         5,790
       300      First Community Bancshares ......................         9,090
       200      First Defiance Financial Corp ...................         3,678
       200      First Essex Bancorp, Inc ........................         6,600
       500      First Federal Capital Corp ......................         9,625
     1,100      First Financial Bancorp .........................        19,646
       400      First Financial Bankshares, Inc .................        15,196
       200      First Financial Corp (Indiana) ..................        10,108
       400      First Financial Holdings, Inc ...................        11,744
       400      First Indiana Corp ..............................         7,400
       300      First Merchants Corp ............................         8,271
       200      First National Corp .............................         5,800
       200      First Niagara Financial Group, Inc ..............         5,900
       100      First Oak Brook Bancshares, Inc .................         3,189
       100      First Of Long Island Corp .......................         3,395
       400      First Place Financial Corp ......................         7,000
     1,100    * First Republic Bank .............................        24,244
       700      First Sentinel Bancorp, Inc .....................         9,709
       100      First South Bancorp, Inc ........................         3,517
       100      First State Bancorp .............................         2,426
       100      Firstfed America Bancorp, Inc ...................         2,400
     1,200    * FirstFed Financial Corp .........................        30,960
     1,200      Flagstar Bancorp, Inc ...........................        24,828
       300      Flushing Financial Corp .........................         5,229
       200      FNB Corp (Virginia) .............................         6,360
       700    * FPIC Insurance Group, Inc .......................         6,328
       100      Franklin Financial Corp .........................         2,465

    SHARES                                                             VALUE
    ------                                                             -----
     5,200      Fremont General Corp ............................   $    26,416
     1,200    * Friedman, Billings, Ramsey Group, Inc ...........        11,880
       500      Frontier Financial Corp .........................        12,701
       200    * Gabelli Asset Management, Inc (Class A) .........         6,058
       700      Gables Residential Trust ........................        20,069
     2,500    * Gartner, Inc (Class A) ..........................        23,725
       100      GBC Bancorp .....................................         2,055
       300      German American Bancorp .........................         5,427
       500      Glacier Bancorp, Inc ............................        11,500
       300      Gladstone Capital Corp ..........................         5,115
       500      Glenborough Realty Trust, Inc ...................        10,270
       300      Glimcher Realty Trust ...........................         5,700
     1,400      Gold Banc Corp, Inc .............................        13,930
       200      Granite State Bankshares, Inc ...................         6,800
       300      Great American Financial Resources, Inc .........         4,785
       400      Great Lakes REIT, Inc ...........................         7,000
       200      Great Southern Bancorp, Inc .....................         7,200
       700      Hancock Holding Co ..............................        33,936
       300    * Hanmi Financial Corp ............................         4,635
     1,000      Harbor Florida Bancshares, Inc ..................        22,400
       900      Harleysville Group, Inc .........................        21,042
       600      Harleysville National Corp ......................        15,534
       200    * Hawthorne Financial Corp ........................         5,196
     1,600      Health Care REIT, Inc ...........................        44,800
     1,300      Healthcare Realty Trust, Inc ....................        41,080
       700      Hilb, Rogal & Hamilton Co .......................        31,325
       800      Home Properties Of New York, Inc ................        27,400
       800    * Homestore, Inc ..................................           320
     1,600      Hooper Holmes, Inc ..............................        10,032
       400      Horace Mann Educators Corp ......................         6,428
     6,100      HRPT Properties Trust ...........................        50,691
       500      Hudson River Bancorp, Inc .......................        13,110
       500      Humboldt Bancorp ................................         6,370
       200      IBERIABANK Corp .................................         7,926
       400      IMPAC Mortgage Holdings, Inc ....................         4,896
       100      Independence Holding Co .........................         1,850
       400      Independent Bank Corp (Massachusetts) ...........         8,652
       400      Independent Bank Corp (Michigan) ................        13,360
       200      Innkeepers U.S.A. Trust .........................         1,706
       300    * Insurance Auto Auctions, Inc ....................         5,400
       500      Integra Bank Corp ...............................        10,380
       300      Interchange Financial Services Co ...............         5,025
       700      International Bancshares Corp ...................        27,825
       800      Investors Real Estate Trust .....................         8,184
     1,000      IRT Property Co .................................        12,240
       200      Irwin Financial Corp ............................         3,458
       200    * Itla Capital Corp ...............................         6,000
     1,300    * ITT Educational Services, Inc ...................        23,725
     1,100      JDN Realty Corp .................................        14,014
       100    * Jones Lang LaSalle, Inc .........................         2,150
       100      Kansas City Life Insurance Co ...................         3,904
       400      Keystone Property Trust .........................         6,696
       200      Kilroy Realty Corp ..............................         4,880
     7,500    * Knight Trading Group, Inc .......................        31,875
       600      Koger Equity, Inc ...............................        10,620
       600      Kramont Realty Trust ............................         9,180
     4,200    * La Quinta Corp ..................................        21,966
       200      Lakeland Bancorp, Inc ...........................         3,828
       200      Lakeland Financial Corp .........................         4,950
     1,400      Landamerica Financial Group, Inc ................        49,210
     1,000    * LendingTree, Inc ................................        15,990
       700      Lexington Corporate Properties Trust ............        11,480
       500      Liberty Corp ....................................        18,970
       600    * Local Financial Corp ............................         8,814
       300      LSB Bancshares, Inc .............................         5,085

                        SEE NOTES TO FINANCIAL STATEMENTS

                    - INSTITUTIONAL SMALL-CAP EQUITY FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--(CONTINUED)
       400      LTC Properties, Inc .............................   $     2,808
     1,000      Macerich Co .....................................        30,900
       600      MAF Bancorp, Inc ................................        20,580
       300      Main Street Banks, Inc ..........................         5,775
       200      MainSource Financial Group, Inc .................         4,906
       400      Manufactured Home Communities, Inc ..............        13,240
       100      MASSBANK Corp ...................................         3,145
       700      MCG Capital Corp ................................        11,109
       400      Medford Bancorp, Inc ............................        13,968
       100      Merchants Bancshares, Inc .......................         2,500
       900      Metris Cos, Inc .................................         3,159
     1,300      MFA Mortgage Investments, Inc ...................        12,597
       500      Mid Atlantic Realty Trust .......................         7,750
       400      Mid-America Apartment Communities, Inc ..........        10,240
       200      Midland Co ......................................         4,086
       600      Mid-State Bancshares ............................        10,680
       300      Midwest Banc Holdings, Inc ......................         5,706
       200      Mills Corp ......................................         5,800
       100      Mission West Properties, Inc ....................         1,199
       200      Mississippi Valley Bancshares, Inc ..............        10,314
       100      Nara Bancorp, Inc ...............................         1,839
       100      NASB Financial, Inc .............................         2,075
       700      National Health Investors, Inc ..................        10,654
       200      National Health Realty, Inc .....................         3,276
       400      National Penn Bancshares, Inc ...................        11,340
       100    * National Western Life Insurance Co (Class A) ....        10,300
     2,600      Nationwide Health Properties, Inc ...............        45,110
       100    * Navigators Group, Inc ...........................         2,305
       200      NBC Capital Corp ................................         5,230
       300      NBT Bancorp, Inc ................................         5,472
     1,500      New Century Financial Corp ......................        46,815
       300      Northwest Bancorp, Inc ..........................         4,110
       400      Novastar Financial, Inc .........................        11,800
       300      OceanFirst Financial Corp .......................         7,020
       800    * Ocwen Financial Corp ............................         2,536
       200      Odyssey Re Holdings Corp ........................         3,420
     1,500    * Ohio Casualty Corp ..............................        25,680
       200      Old Second Bancorp, Inc .........................         7,364
       200      Omega Financial Corp ............................         6,696
       400      Oriental Financial Group, Inc ...................         8,800
     1,100      Pacific Capital Bancorp .........................        30,140
       500      Pacific Northwest Bancorp .......................        14,930
       300    * Pacific Union Bank ..............................         3,672
     1,400      Pan Pacific Retail Properties, Inc ..............        47,460
       100      Parkvale Financial Corp .........................         2,470
       200      Parkway Properties, Inc .........................         7,226
       200      Partners Trust Financial Group, Inc .............         2,792
       100      Peapack Gladstone Financial Corp ................         6,325
       200      Pennfed Financial Services, Inc .................         5,400
       200      Pennrock Financial Services Corp ................         5,800
       400      Pennsylvania Real Estate Investment Trust .......        10,396
       200      Peoples Bancorp, Inc ............................         5,710
       200      Peoples Holding Co ..............................         8,200
       300      PFF Bancorp, Inc ................................         8,970
       200    * Pico Holdings, Inc ..............................         2,580
       300      Port Financial Corp .............................        11,418
     1,000      Post Properties, Inc ............................        28,990
       900      Prentiss Properties Trust .......................        26,667
       300      Presidential Life Corp ..........................         4,803
       600    * ProAssurance Corp ...............................         9,960
       300      Prosperity Bancshares, Inc ......................         5,385
       100      Provident Bancorp, Inc ..........................         2,915
       700      Provident Bankshares Corp .......................        15,652
       200      PS Business Parks, Inc ..........................         6,930

    SHARES                                                             VALUE
    ------                                                             -----
       200    * Quaker City Bancorp, Inc ........................   $     6,830
       100      R & G Financial Corp (Class B) ..................         2,194
     1,000      RAIT Investment Trust ...........................        23,150
       300      Ramco-Gershenson Properties .....................         5,913
       600      Realty Income Corp ..............................        20,430
       300      Redwood Trust, Inc ..............................         8,868
     1,400      Republic Bancorp, Inc ...........................        18,270
       200      Republic Bancorp, Inc (Kentucky) (Class A) ......         2,356
       200    * Republic Bancshares, Inc ........................         4,018
       500      Resource America, Inc (Class A) .................         4,075
       900      RFS Hotel Investors, Inc ........................        10,395
       200      Royal Bancshares Of Pennsylvania (Class A) ......         3,770
       800      S & T Bancorp, Inc ..............................        20,560
       200      S.Y. Bancorp, Inc ...............................         7,240
       300      Sandy Spring Bancorp, Inc .......................         9,990
       400      Santander Bancorp ...............................         6,412
       300      Saul Centers, Inc ...............................         6,972
       800    * Saxon Capital, Inc ..............................        10,600
       300      Seacoast Banking Corp Of Florida ................         5,925
       700      Seacoast Financial Services Corp ................        15,106
       300      Second Bancorp, Inc .............................         8,169
       800      Selective Insurance Group, Inc ..................        19,920
     2,900      Senior Housing Properties Trust .................        36,540
       200      Simmons First National Corp (Class A) ...........         7,596
       300      Sizeler Property Investors ......................         3,114
       800      SL Green Realty Corp ............................        26,024
     1,100    * SoundView Technology Group, Inc .................         1,584
     1,200      South Financial Group, Inc ......................        25,404
       900    * Southwest Bancorp Of Texas, Inc .................        33,795
       200      Southwest Bancorp, Inc ..........................         5,320
       500      Sovran Self Storage, Inc ........................        15,365
       200      St. Francis Capital Corp ........................         4,484
       400      State Auto Financial Corp .......................         6,040
       200      State Bancorp, Inc ..............................         3,464
     1,700      Staten Island Bancorp, Inc ......................        30,872
       300      Sterling Bancorp ................................         8,466
       600      Sterling Financial Corp (Pennsylvania) ..........        15,048
       400    * Sterling Financial Corp/Spokane .................         7,600
     1,800    * Stewart Information Services Corp ...............        35,460
       400      Suffolk Bancorp .................................        12,800
       200      Summit Bancshares, Inc ..........................         4,540
       200      Summit Properties, Inc ..........................         4,110
       200      Sun Bancorp, Inc ................................         3,645
       400      Sun Communities, Inc ............................        14,796
       200      Superior Financial Corp .........................         3,800
     1,200      Susquehanna Bancshares, Inc .....................        27,312
       200    * Syntroleum Corp .................................           346
       900      Taubman Centers, Inc ............................        13,050
       700      Texas Regional Bancshares, Inc (Class A) ........        25,375
     2,900      Thornburg Mortgage, Inc .........................        56,753
       300      Three Rivers Bancorp, Inc .......................         5,040
       200      Tompkins Trustco, Inc ...........................         9,610
       400      Town & Country Trust ............................         8,720
       400    * Triad Guaranty, Inc .............................        16,200
       200      Trico Bancshares ................................         5,066
       400      Troy Financial Corp .............................        11,108
       600      Trust Co Of New Jersey ..........................        14,982
     2,200      Trustco Bank Corp NY ............................        25,850
       600      U.S. Restaurant Properties, Inc .................         8,850
       400      U.S.B. Holding Co, Inc ..........................         6,768
       500      UCBH Holdings, Inc ..............................        19,195
     2,900    * UICI ............................................        51,040
       500      UMB Financial Corp ..............................        20,225
       300    * Union Acceptance Corp (Class A) .................         1,245

                       SEE NOTES TO FINANCIAL STATEMENTS

                    - INSTITUTIONAL SMALL-CAP EQUITY FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--(CONTINUED)
       200      Union Bankshares Corp ...........................   $     4,646
     1,100      United Bankshares, Inc ..........................        32,668
       500      United Community Banks, Inc .....................        12,870
       900      United Community Financial Corp .................         7,992
       200      United Fire & Casualty Co .......................         7,254
       500      United National Bancorp .........................        10,800
       700    * Universal American Financial Corp ...............         4,326
       300      Universal Health Realty Income Trust ............         8,148
       700      Unizan Financial Corp ...........................        13,888
     1,500      Vesta Insurance Group, Inc ......................         4,320
       300    * VIB Corp ........................................         4,485
       200      Virginia Financial Group, Inc ...................         6,020
     2,000      W Holding Co, Inc ...............................        35,260
       100      Warwick Community Bancorp .......................         2,560
     1,100      Washington Real Estate Investment Trust .........        28,996
       400      Washington Trust Bancorp, Inc ...................         8,200
     1,100      Waypoint Financial Corp .........................        19,414
       300      Wesbanco, Inc ...................................         7,494
       500      West Coast Bancorp ..............................         7,919
       400      Westcorp ........................................         8,108
       200      Westfield Financial, Inc ........................         3,100
       500    * WFS Financial, Inc ..............................        10,825
       300      Willow Grove Bancorp, Inc .......................         3,600
       500      Winston Hotels, Inc .............................         3,970
       600    * World Acceptance Corp ...........................         4,896
       200      WSFS Financial Corp .............................         5,298
     4,500    * Wyndham International, Inc (Class A) ............         2,385
       200      Yardville National Bancorp ......................         3,520
       100      Zenith National Insurance Corp ..................         2,632
                                                                    -----------
                TOTAL FINANCIAL SERVICES ........................     4,299,942
                                                                    -----------
HEALTH CARE--12.94%
       300    * aaiPharma, Inc ..................................         4,800
     4,000    * Abgenix, Inc ....................................        29,040
       100    * Abiomed, Inc ....................................           510
     2,000    * Adolor Corp .....................................        27,000
     1,400    * Advanced Tissue Sciences, Inc ...................         1,568
       100    * Advisory Board Co/The ...........................         3,325
       400    * Alaris Medical, Inc .............................         2,024
       600    * Albany Molecular Research, Inc ..................        11,910
     1,900    * Alderwoods Group, Inc ...........................        12,673
     3,200    * Alexion Pharmaceuticals, Inc ....................        38,890
     1,600    * Alkermes, Inc ...................................        12,400
       400    * Alliance Imaging, Inc ...........................         5,312
       300      Alpharma, Inc (Class A) .........................         3,003
       300    * American Healthways, Inc ........................         5,100
       200    * American Medical Security Group, Inc ............         3,000
       600    * American Medical Systems Holdings, Inc ..........        13,110
       300    * American Pharmaceutical Partners, Inc ...........         5,010
       300    * AMERIGROUP Corp .................................         8,652
       300    * Ameripath, Inc ..................................         4,935
       900    * Amylin Pharmaceuticals, Inc .....................        11,682
       700    * Antigenics, Inc .................................         6,300
       200    * Aphton Corp .....................................           910
     2,100    * Applera Corp (Celera Genomics Group) ............        18,375
       500    * Applied Molecular Evolution .....................         2,300
     1,200    * Apria Healthcare Group, Inc .....................        28,080
       600    * Arena Pharmaceuticals, Inc ......................         3,792
       900    * Ariad Pharmaceuticals, Inc ......................         2,952
       600    * Arqule, Inc .....................................         3,972
       600    * Array Biopharma, Inc ............................         4,692
       300      Arrow International, Inc ........................         9,999
       700    * Arthrocare Corp .................................         9,086
       800    * Atherogenics, Inc ...............................         5,600
       600    * Atrix Laboratories, Inc .........................         8,880

    SHARES                                                             VALUE
    ------                                                             -----
     1,800    * AVANIR Pharmaceuticals (Class A) ................   $     2,574
       100    * Avigen, Inc .....................................           860
       400    * Benthley Pharmaceuticals, Inc ...................         3,800
     3,000    * Beverly Enterprises, Inc ........................         7,470
     1,100    * BioMarin Pharmaceutical, Inc ....................         4,740
       600    * Biopure Corp ....................................         2,520
       500    * Bio-Rad Laboratories, Inc (Class A) .............        21,050
       200    * Bio-Reference Labs, Inc .........................         1,364
       100    * Bioreliance Corp ................................         2,026
       300    * Biosite, Inc ....................................         8,820
     1,800    * Bio-Technology General Corp .....................         6,210
       300    * Bradley Pharmaceuticals, Inc ....................         2,547
       400    * Britesmile, Inc .................................           420
       300    * Bruker AXS, Inc .................................           675
       700    * Caliper Technologies Corp .......................         3,080
       200    * Cantel Medical Corp .............................         2,600
     1,000    * Cardiodynamics International Corp ...............         2,780
     1,000    * Cell Genesys, Inc ...............................        12,200
     1,000    * Cell Therapeutics, Inc ..........................         4,770
       200    * Centene Corp ....................................         4,700
       400    * Cerus Corp ......................................         7,160
       200    * Chattem, Inc ....................................         7,600
       400    * Cima Labs, Inc ..................................         9,348
       600    * Ciphergen Biosystems, Inc .......................         2,010
       200    * Closure Medical Corp ............................         2,610
       300    * Cobalt Corp .....................................         5,295
       900    * Coherent, Inc ...................................        18,558
       800    * Columbia Laboratories, Inc ......................         3,600
       100    * Computer Programs & Systems, Inc ................         2,329
       800    * Conmed Corp .....................................        16,440
       900    * Connetics Corp ..................................         9,324
       500      Cooper Cos, Inc .................................        26,040
     1,400    * Corixa Corp .....................................         9,716
       300    * Corvel Corp .....................................         8,715
     1,900    * Covance, Inc ....................................        36,518
     1,000    * Cross County, Inc ...............................        14,050
       200    * CryoLife, Inc ...................................           642
       800    * Cubist Pharmaceuticals, Inc .....................         3,960
     7,900    * CuraGen Corp ....................................        38,386
     1,700    * CV Therapeutics, Inc ............................        36,856
       200    * Cyberonics, Inc .................................         3,700
       100      D&K Healthcare Resources, Inc ...................         2,365
       400      Datascope Corp ..................................        11,484
       400    * Decode Genetics, Inc ............................           912
       200    * Deltagen, Inc ...................................           300
       500    * Discovery Partners International, Inc ...........         1,835
       700    * Diversa Corp ....................................         6,279
       200    * DJ Orthopedics, Inc .............................           816
     1,400    * Durect Corp .....................................         6,244
       400    * DVI, Inc ........................................         5,424
       200    * Dynacq International, Inc .......................         2,782
     1,000    * Eclipsys Corp ...................................         6,650
       800    * Embrex, Inc .....................................         9,360
       600    * Endo Pharmaceuticals Holdings, Inc ..............         5,580
       700    * Enzo Biochem, Inc ...............................         9,800
     1,300    * Enzon, Inc ......................................        28,145
       300    * Eon Labs, Inc ...................................         6,231
       400    * EPIX Medical, Inc ...............................         2,008
       700    * eResearch Technology, Inc .......................        12,901
       800    * Exact Sciences Corp .............................        10,424
       800    * Gene Logic, Inc .................................         6,856
       300    * Genencor International, Inc .....................         2,835
     2,100    * Genesis Health Ventures, Inc ....................        31,080
     1,300    * Genta, Inc ......................................         9,489
     1,100    * Genzyme Corp (Biosurgery Division) ..............         3,080

                        SEE NOTES TO FINANCIAL STATEMENTS

                    - INSTITUTIONAL SMALL-CAP EQUITY FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
HEALTH CARE--(CONTINUED)
     1,700    * Geron Corp ......................................   $     8,058
       700    * Guilford Pharmaceuticals, Inc ...................         2,870
       500    * Haemonetics Corp ................................        12,920
     1,300    * Hanger Orthopedic Group, Inc ....................        22,672
       500    * Harvard Bioscience, Inc .........................         2,400
       300    * Healthcare Services Group .......................         3,600
       500    * HealthExtras, Inc ...............................         2,130
       200    * HealthTronics Surgical Services, Inc ............         2,500
       300    * ICU Medical, Inc ................................        11,388
     1,000    * Idexx Laboratories, Inc .........................        30,310
       500    * IDX Systems Corp ................................         6,295
     1,000    * Ilex Oncology, Inc ..............................         5,050
     1,200    * Illumina, Inc ...................................         4,020
       400    * I-many, Inc .....................................         1,016
     3,100    * ImClone Systems, Inc ............................        23,777
       200    * Immucor, Inc ....................................         5,350
     1,200    * Immunogen, Inc ..................................         4,416
     1,200      Immunomedics, Inc ...............................         6,828
       500    * Impath, Inc .....................................         5,410
       800    * Impax Laboratories, Inc .........................         4,712
       400    * Inamed Corp .....................................         9,460
     2,000    * Incyte Genomics, Inc ............................         9,840
     3,600    * Inhale Therapeutic Systems, Inc .................        22,680
       600    * Integra LifeSciences Holding ....................         9,360
       800    * Integrated Silicon Solution, Inc ................         3,864
       800    * InterMune, Inc ..................................        23,432
       500    * Interpore International .........................         3,285
       900    * Intuitive Surgical, Inc .........................         7,290
       800      Invacare Corp ...................................        28,520
       200    * Inverness Medical Innovations, Inc ..............         2,778
       300    * Kendle International, Inc .......................         2,331
       200    * Kensey Nash Corp ................................         3,200
       800    * Kindred Healthcare, Inc .........................        29,872
       100    * Kos Pharmaceuticals, Inc ........................         1,229
       500    * Kosan Biosciences, Inc ..........................         3,310
       700    * KV Pharmaceutical Co (Class A) ..................        13,223
       200    * Kyphon, Inc .....................................         2,760
       300    * La Jolla Pharmaceutical Co ......................         1,527
       200    * LabOne, Inc .....................................         3,778
       200      Landauer, Inc ...................................         6,424
     1,000    * Lexicon Genetics, Inc ...........................         4,990
       300    * Lifecore Biomedical, Inc ........................         2,427
     1,600    * Ligand Pharmaceuticals, Inc (Class B) ...........        10,640
       200    * Luminex Corp ....................................         1,506
       700    * Magellan Health Services, Inc ...................           483
       600    * Martek Biosciences Corp .........................        10,008
       100    * Matria Healthcare, Inc ..........................           855
     1,200    * MAXIMUS, Inc ....................................        26,700
       900    * Maxygen, Inc ....................................         7,083
     2,100    * Medarex, Inc ....................................        11,214
       200    * Medcath Corp ....................................         3,088
       200    * Medical Staffing Network Holdings, Inc ..........         3,260
       200    * Medicines Co ....................................         1,998
       300    * MedQuist, Inc ...................................         7,692
       300    * MedSource Technologies, Inc .....................         2,694
       600      Mentor Corp .....................................        17,994
       100    * Meridian Medical Technologies, Inc ..............         2,551
       300    * Merit Medical Systems, Inc ......................         5,238
       500    * Molecular Devices Corp ..........................         6,005
       200    * Mright Medical Group, Inc .......................         3,750
     1,200    * Mykrolis Corp ...................................         8,712
       700    * Myriad Genetics, Inc ............................        11,850
     1,200    * Nabi Biopharmaceuticals .........................         6,707
       300    * Napro Biotherapeutics, Inc ......................           609

    SHARES                                                             VALUE
    ------                                                             -----
       200    * Nastech Pharmaceutical Co .......................   $     1,612
       300    * National Healthcare Corp ........................         5,619
       200    * Neoforma, Inc ...................................         1,858
       300    * Neopharm, Inc ...................................         4,005
       300    * Neose Technologies, Inc .........................         2,070
       900    * Neurocrine Biosciences, Inc .....................        34,650
       400    * Neurogen Corp ...................................         3,600
       600    * Noven Pharmaceuticals, Inc ......................         7,380
     2,300    * NPS Pharmaceuticals, Inc ........................        45,310
       500    * Ocular Sciences, Inc ............................        12,315
       400    * Odyssey HealthCare, Inc .........................        11,220
       400    * Omnicell, Inc ...................................         2,468
       400    * Onyx Pharmaceuticals, Inc .......................         1,700
       300    * OraSure Technologies, Inc .......................         1,310
     1,000    * Orthologic Corp .................................         4,150
     1,900    * OSI Pharmaceuticals, Inc ........................        29,488
     1,000      Owens & Minor, Inc ..............................        15,050
     1,100    * Pacificare Health Systems, Inc ..................        26,224
       500    * Pain Therapeutics, Inc ..........................         2,951
       700    * Parexel International Corp ......................         6,601
       200    * PDI, Inc ........................................           994
       700    * Pediatrix Medical Group, Inc ....................        23,968
     2,900    * Peregrine Pharmaceuticals, Inc ..................         1,711
       900    * Per-Se Technologies, Inc ........................         7,837
       500    * Pharmaceutical Resources, Inc ...................        14,100
       800    * PolyMedica Corp .................................        19,209
       300    * Possis Medical, Inc .............................         3,669
       300    * Pozen, Inc ......................................         1,539
       500    * PracticeWorks, Inc ..............................         7,450
     3,900    * Praecis Pharmaceuticals, Inc ....................        11,817
       400    * Prime Medical Services, Inc .....................         4,224
       700    * Priority Healthcare Corp (Class B) ..............        17,185
       200    * Progenics Pharmaceuticals .......................         1,128
     2,700    * Protein Design Labs, Inc ........................        27,513
     1,400    * Province Healthcare Co ..........................        23,800
       100    * Proxymed, Inc ...................................         1,498
     2,200    * PSS World Medical, Inc ..........................        17,710
       200    * QMed, Inc .......................................         1,430
     5,300    * Quadramed Corp ..................................        10,229
       800    * Quidel Corp .....................................         3,799
       600    * Radiologix, Inc .................................         6,858
     3,100    * Regeneron Pharmaceuticals, Inc ..................        45,415
       500    * RehabCare Group, Inc ............................        11,950
     1,100    * Res-Care, Inc ...................................         5,302
       900    * Resmed, Inc .....................................        27,612
       900    * Respironics, Inc ................................        29,385
       800    * Rigel Pharmaceuticals, Inc ......................         1,768
       200    * Salix Pharmaceuticals Ltd .......................         1,594
     1,800    * Sangamo Biosciences, Inc ........................         4,356
       800    * Sangstat Medical Corp ...........................        15,720
     1,400    * Scios, Inc ......................................        36,078
     1,000    * Seattle Genetics, Inc ...........................         3,540
       500    * Select Medical Corp .............................         7,400
     2,100    * Sepracor, Inc ...................................        10,584
       700    * Serologicals Corp ...............................         8,421
     8,900    * Service Corp International ......................        29,370
     2,000    * Sierra Health Services, Inc .....................        37,040
       200    * Sola International, Inc .........................         2,128
       300    * Sonic Innovations, Inc ..........................         1,659
       100    * Specialty Laboratories, Inc .....................           800
       400    * Stericycle, Inc .................................        12,280
     2,900    * Stewart Enterprises, Inc (Class A) ..............        14,529
       500    * Sunrise Assisted Living, Inc ....................        11,515
       900    * SuperGen, Inc ...................................         2,754
       400    * SurModics, Inc ..................................        11,312

                        SEE NOTES TO FINANCIAL STATEMENTS

                    - INSTITUTIONAL SMALL-CAP EQUITY FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
HEALTH CARE--(CONTINUED)
     1,100    * Sybron Dental Specialties, Inc ..................   $    17,226
       500    * Syncor International Corp .......................        17,075
     2,100    * Tanox, Inc ......................................        26,985
     1,300    * Techne Corp .....................................        39,780
       800    * Telik, Inc ......................................        10,800
     1,300    * Texas Biotechnology Corp ........................         2,990
       900    * Theragenics Corp ................................         4,365
       700    * Therasense, Inc .................................         9,520
     1,500    * Thoratec Corp ...................................        12,000
       800    * Transkaryotic Therapies, Inc ....................        27,528
       600    * Triangle Pharmaceuticals, Inc ...................         2,399
       400    * Trimeris, Inc ...................................        18,480
       200    * TriPath Imaging, Inc ............................           398
     1,200    * Tularik, Inc ....................................         9,528
     4,400    * U.S. Oncology, Inc ..............................        38,940
       300    * U.S. Physical Therapy, Inc ......................         4,590
       600    * Umilab Corp .....................................        10,560
       500    * United Surgical Partners International, Inc .....        14,030
       500    * United Therapeutics Corp ........................         8,250
       400    * Urologix, Inc ...................................         1,996
     1,300    * Varian, Inc .....................................        42,833
       500    * VCA Antech, Inc .................................         7,020
       400    * Ventana Medical Systems, Inc ....................         8,132
     1,800      Ventas, Inc .....................................        23,490
       600    * Versicor, Inc ...................................         5,472
       800    * Viasys Healthcare, Inc ..........................        12,912
       600    * Vical, Inc ......................................         3,114
     1,500    * Visx, Inc .......................................        14,925
       200      Vital Signs, Inc ................................         5,888
     2,800    * VitalWorks, Inc .................................        21,504
     1,000    * Vivus, Inc ......................................         4,070
       500      X-Rite, Inc .....................................         4,340
       100    * Young Innovations, Inc ..........................         2,570
       300    * Zoll Medical Corp ...............................         9,987
       300    * Zymogenetics, Inc ...............................         2,355
                                                                    -----------
                TOTAL HEALTH CARE                                     2,567,577
                                                                    -----------
OTHER--3.78%
       100    * 4Kids Entertainment, Inc ........................         2,060
     1,100      ABM Industries, Inc .............................        16,093
       600    * Acacia Research Corp ............................         2,370
     1,300      Acuity Brands, Inc ..............................        19,890
       200    * Administaff, Inc ................................           476
       600    * Advo, Inc .......................................        20,550
     1,200      Alexander & Baldwin, Inc ........................        26,520
       200    * Ambassadors Group, Inc ..........................         2,648
       800      Banta Corp ......................................        29,592
       600      Brady Corp (Class A) ............................        21,000
       300    * Bright Horizons Family Solutions, Inc ...........         8,925
       500    * CDI Corp ........................................        13,590
       500      Central Parking Corp ............................        10,130
     2,400    * Century Business Services, Inc ..................         6,576
       200    * Charles River Associates, Inc ...................         3,230
     1,500    * Corinthian Colleges, Inc ........................        55,200
       100    * Cornell Cos, Inc ................................           800
     1,100    * Corporate Executive Board Co ....................        31,064
       100      Courier Corp ....................................         3,983
       600      Curtiss-Wright Corp .............................        33,780
       200    * Daisytek International Corp .....................         2,600
       500      Ennis Business Forms, Inc .......................         6,390
       900    * Fidelity National Information Solutions, Inc ....        21,636
       500    * First Consulting Group, Inc .....................         3,495
       200    * General Binding Corp ............................         3,460
       200      Gentiva Health Services, Inc ....................         1,570
       300    * Hall Kinion & Associates, Inc ...................         1,725

    SHARES                                                             VALUE
    ------                                                             -----
       900      Harland (John H.) Co ............................   $    24,210
       500    * Heidrick & Struggles International, Inc .........         8,560
       800    * infoUSA, Inc ....................................         4,080
       300    * Invision Technologies, Inc ......................        10,728
       600    * Itron, Inc ......................................        10,068
       500      Kelly Services, Inc (Class A) ...................        11,275
     1,100    * Korn/Ferry International ........................         8,393
     3,000    * Labor Ready, Inc ................................        21,630
       100    * Lifeline Systems, Inc ...........................         2,247
       600      Matthews International Corp (Class A) ...........        15,000
       100      McGrath RentCorp ................................         2,085
       300    * Memberworks, Inc ................................         4,995
     2,800    * MPS Group, Inc ..................................        14,896
       300    * MSC.Software Corp ...............................         3,123
     1,200    * Navigant Consulting, Inc ........................         7,104
       600    * NCO Group, Inc ..................................        10,344
       900      New England Business Services, Inc ..............        18,810
       600    * Offshore Logistics, Inc .........................        11,160
     1,100    * Pre-Paid Legal Services, Inc ....................        23,551
       200    * ProQuest Co .....................................         7,024
       400    * Protection One, Inc .............................         1,116
       800    * R.H. Donnelley Corp .............................        20,400
       200    * Remedytemp, Inc (Class A) .......................         2,278
       800    * Rent-Way, Inc ...................................         2,448
       300    * Right Management Consultants ....................         6,947
       400      Rollins, Inc ....................................         7,928
       400    * School Specialty, Inc ...........................         9,356
     1,800    * Spherion Corp ...................................        13,500
       500      Standard Register Co ............................        13,005
       300      Standex International Corp ......................         6,003
       300    * Startek, Inc ....................................         7,305
       200      Strayer Education, Inc ..........................        11,400
     1,500    * Symyx Technologies, Inc .........................        15,707
       400      Talx Corp .......................................         5,444
     1,200    * TeleTech Holdings, Inc ..........................         7,656
     2,000    * U.S. Industries, Inc ............................         5,900
       200      Unifirst Corp ...................................         4,886
       900    * United Stationers, Inc ..........................        24,984
       300    * Wackenhut Corrections Corp ......................         3,495
       800      Walter Industries, Inc ..........................        10,520
                                                                    -----------
                TOTAL OTHER .....................................       748,914
                                                                    -----------
PRODUCER DURABLES--4.38%
     1,000    * Active Power, Inc ...............................         1,710
     1,100    * Actuant Corp ....................................        41,052
       200      Alamo Group, Inc ................................         2,704
       900      American States Water Co ........................        23,562
     1,000      Ametek, Inc .....................................        31,990
       600      Applied Industrial Technologies, Inc ............        11,256
       500    * Astec Industries, Inc ...........................         6,575
       200    * August Technology Corp ..........................           860
       900      Baldor Electric Co ..............................        17,928
       700      Briggs & Stratton Corp ..........................        27,153
       400      California Water Service Group ..................         9,816
     5,100    * Capstone Turbine Corp ...........................         4,998
       500    * Casella Waste Systems, Inc (Class A) ............         3,175
       300      Circor International, Inc .......................         4,950
       700    * Coinstar, Inc ...................................        18,024
       700    * Columbus Mckinnon Corp ..........................         4,172
       300    * Consolidated Graphics, Inc ......................         5,307
       200    * CTB International Corp ..........................         2,548
       800    * Cuno, Inc .......................................        26,168
     1,400    * Dycom Industries, Inc ...........................        14,728
     1,400      Federal Signal Corp .............................        27,258
       800    * Flow International Corp .........................         2,872
       300      Franklin Electric Co, Inc .......................        13,650

                        SEE NOTES TO FINANCIAL STATEMENTS

                    - INSTITUTIONAL SMALL-CAP EQUITY FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
PRODUCER DURABLES--(CONTINUED)
       400    * Genlyte Group, Inc ..............................   $    13,880
       700    * Global Power Equipment Group, Inc ...............         3,668
       200      Gorman-Rupp Co ..................................         4,640
       700    * Graphic Packaging International Corp ............         5,670
     1,700    * Headwaters, Inc .................................        22,117
       800      IDEX Corp .......................................        26,448
       500    * Imagistics International, Inc ...................         9,215
     1,300      JLG Industries, Inc .............................        11,570
     1,300    * Joy Global, Inc .................................        14,170
       800      Kaydon Corp .....................................        17,168
       700      Kennametal, Inc .................................        23,590
       100      Lawson Products, Inc ............................         2,745
     1,000      Lincoln Electric Holdings, Inc ..................        24,490
       100    * Littelfuse, Inc .................................         2,175
       400    * Magna Entertainment Corp (Class A) ..............         2,060
       200    * Magnetek, Inc ...................................           830
       700      Manitowoc Co, Inc ...............................        22,645
     3,100      Milacron, Inc ...................................        19,375
       200      Mine Safety Appliances Co .......................         8,020
       500      Nacco Industries, Inc (Class A) .................        20,400
     2,200    * Newpark Resources, Inc ..........................         9,328
       300      NN, Inc .........................................         2,976
       700      Nordson Corp ....................................        16,961
       500    * Plug Power, Inc .................................         3,110
     4,300    * Power-One, Inc ..................................        12,427
     1,000    * Quanta Services, Inc ............................         2,940
     1,000    * Rayovac Corp ....................................        13,750
       200      Richardson Electronics Ltd ......................         1,638
       900      Roper Industries, Inc ...........................        31,743
       300      Sauer-Danfoss, Inc ..............................         2,940
       100      SJW Corp ........................................         8,108
       100    * SPS Technologies, Inc ...........................         2,810
       200      Starrett (L.S.) Co (Class A) ....................         3,496
       300      Stewart & Stevenson Services, Inc ...............         3,666
       200    * Strattec Security Corp ..........................        10,580
       500      Tecumseh Products Co (Class A) ..................        24,270
       300      Tennant Co ......................................        11,280
     1,500    * Tetra Tech, Inc .................................        13,995
       400    * Tetra Technologies, Inc .........................         8,472
     1,300    * Thomas & Betts Corp .............................        19,981
       400      Toro Co .........................................        22,712
     2,600    * UNOVA, Inc ......................................        14,560
       600      Valhi, Inc ......................................         7,176
       500      Valmont Industries, Inc .........................        12,175
     1,000      Wabtec Corp .....................................        13,510
       800    * Waste Connections, Inc ..........................        27,752
       500      Watts Industries, Inc (Class A) .................         8,700
                                                                    -----------
                TOTAL PRODUCER DURABLES                                 868,388
                                                                    -----------
TECHNOLOGY--16.36%
       200    * 3D Systems Corp .................................         1,410
       600    * Actel Corp ......................................         6,900
       800    * Acterna Corp ....................................           376
     1,300    * Actuate Corp ....................................         2,197
       300    * ADE Corp ........................................         1,950
       600    * Adtran, Inc .....................................        11,292
       600    * Advanced Digital Information Corp ...............         3,180
       500    * Advanced Energy Industries, Inc .................         5,925
       200    * Advanced Power Technology, Inc ..................           912
     1,800    * Aeroflex, Inc ...................................         9,414
     1,100    * Aether Systems, Inc .............................         3,029
     1,100    * Agile Software Corp .............................         7,117
     1,000    * Akamai Technologies, Inc ........................           920
       700    * Alliance Semiconductor Corp .....................         3,178
       300    * Alloy, Inc ......................................         2,928

    SHARES                                                             VALUE
    ------                                                             -----
       200    * Altiris, Inc ....................................   $     2,266
     1,200    * American Management Systems, Inc ................        18,299
       600    * American Superconductor Corp ....................         1,890
       200      Analogic Corp ...................................         8,612
       700    * Anaren Microwave, Inc ...........................         5,971
       900    * Anixter International, Inc ......................        21,285
     1,400    * Answerthink, Inc ................................         3,052
       400    * Ansys, Inc ......................................         9,100
       500    * Anteon International Corp .......................        12,000
     1,400    * APAC Customer Services, Inc .....................         4,340
     1,800    * Arbitron, Inc ...................................        58,698
     8,000    * Ariba, Inc ......................................        15,200
     2,000    * Arris Group, Inc ................................         7,600
     4,200    * Artesyn Technologies, Inc .......................         9,996
     7,700    * Ascential Software Corp .........................        17,787
       900    * Asiainfo Holdings, Inc ..........................         3,924
     3,900    * Aspect Communications Corp ......................         7,215
     1,100    * Aspen Technology, Inc ...........................         4,224
       600    * AstroPower, Inc .................................         5,460
     1,200    * Asyst Technologies, Inc .........................        10,788
       800    * ATMI, Inc .......................................        12,408
     1,300    * Audiovox Corp (Class A) .........................         9,386
     1,800    * Avanex Corp .....................................         3,384
     1,600    * Avenue A, Inc ...................................         4,288
       800    * Avid Technology, Inc ............................         8,929
     1,300    * Avocent Corp ....................................        18,759
     3,000    * Axcelis Technologies, Inc .......................        17,190
       600    * AXT, Inc ........................................         2,496
       500    * Barra, Inc ......................................        17,000
       300      BEI Technologies, Inc ...........................         3,936
       300      Bel Fuse, Inc (Class B) .........................         6,657
       700      Belden, Inc .....................................        10,990
       700    * Benchmark Electronics, Inc ......................        18,410
       600    * Black Box Corp ..................................        20,568
       500    * Borland Software Corp ...........................         4,660
       400    * Boston Communications Group .....................         3,800
       800      C&D Technologies, Inc ...........................        12,640
       400    * Cable Design Technologies Corp ..................         2,728
       900    * CACI International, Inc (Class A) ...............        32,940
     2,500    * Caminus Corp ....................................         5,275
       600    * Carreker Corp ...................................         4,939
       200    * Catapult Communications Corp ....................         2,272
     1,000    * C-COR.net Corp ..................................         4,850
     8,900    * Centillium Communications, Inc ..................        19,580
     2,700    * Checkpoint Systems, Inc .........................        31,590
       500    * ChipPAC, Inc ....................................         1,390
     1,700    * Ciber, Inc ......................................        10,999
       700    * Cirrus Logic, Inc ...............................         2,044
     3,800    * CNET Networks, Inc ..............................         4,560
     1,000    * Cognex Corp .....................................        15,750
       200    * Cognizant Technology Solutions Corp .............        12,506
       600      Cohu, Inc .......................................         8,808
       500    * CommScope, Inc ..................................         3,575
     1,300    * Compucom Systems, Inc ...........................         7,423
     1,600    * Computer Horizons Corp ..........................         6,400
       800    * Computer Network Technology Corp ................         5,600
       100      Compx International, Inc ........................           945
       700    * Concord Camera Corp .............................         3,360
       500    * Concord Communications, Inc .....................         3,595
     1,900    * Concurrent Computer Corp ........................         6,061
       300    * CoorsTek, Inc ...................................         5,250
     1,500    * Covansys Corp ...................................         3,405
     1,800    * Credence Systems Corp ...........................        20,934
     2,200    * Cree, Inc .......................................        29,590
     3,300      CTS Corp ........................................        19,800

                        SEE NOTES TO FINANCIAL STATEMENTS

                    - INSTITUTIONAL SMALL-CAP EQUITY FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
TECHNOLOGY--(CONTINUED)
       400    * Daktronics, Inc. ................................   $     3,960
       500    * Datastream Systems, Inc .........................         2,630
     1,500    * DDI Corp ........................................           570
     1,000    * dELiA*s Corp (Class A) ..........................         1,320
       200    * DiamondCluster International, Inc (Class A) .....           776
       300    * Digimarc Corp ...................................         3,318
     2,300    * Digital River, Inc ..............................        20,608
       300    * Digitas, Inc ....................................           978
     1,100    * DocuCorp International, Inc .....................        14,367
     1,200    * Documentum, Inc .................................        17,568
     3,600    * DoubleClick, Inc ................................        20,412
       300    * Drexler Technology Corp .........................         5,238
       800    * DSP Group, Inc ..................................        13,544
       400    * Dupont Photomasks, Inc ..........................        10,052
     1,900    * E.piphany, Inc ..................................         7,771
     7,100    * Earthlink, Inc ..................................        41,677
       800    * Echelon Corp ....................................         9,840
     2,700    * eFunds Corp .....................................        25,434
       800    * Electro Scientific Industries, Inc ..............        14,208
     1,600    * Electronics For Imaging, Inc ....................        25,970
       200    * Embarcadero Technologies, Inc ...................         1,376
       300    * EMS Technologies, Inc ...........................         6,660
     1,400    * Entegris, Inc ...................................        12,502
     1,600    * Enterasys Networks, Inc .........................         2,016
       300    * EPIQ Systems, Inc ...............................         5,355
       700    * eSpeed, Inc (Class A) ...........................         7,175
     2,100    * ESS Technology, Inc .............................        16,128
       600    * Esterline Technologies Corp .....................        10,740
     1,200    * Exar Corp .......................................        15,828
       300    * Excel Technology, Inc ...........................         6,540
     3,100    * Extreme Networks, Inc ...........................        27,063
       700    * F5 Networks, Inc ................................         7,553
     1,000    * FalconStor Software, Inc ........................         5,131
       700    * FEI Co ..........................................        12,684
     1,000    * Filenet Corp ....................................        13,950
     4,000    * Finisar Corp ....................................         3,920
       500    * Flir Systems, Inc ...............................        18,815
     2,600    * Foundry Networks, Inc ...........................        21,580
     1,200    * Freemarkets, Inc ................................         7,032
       300    * FSI International, Inc ..........................         1,260
       300      General Cable Corp ..............................         1,419
       200    * Global Imaging Systems, Inc .....................         3,830
       600    * GrafTech International Ltd ......................         5,520
     2,400    * Griffon Corp ....................................        28,728
       400    * Handspring, Inc .................................           476
     1,800    * Harmonic, Inc ...................................         4,068
       300      Helix Technology Corp ...........................         3,105
       800    * Hutchinson Technology, Inc ......................        13,616
     1,000    * Hypercom Corp ...................................         4,300
     1,000    * Hyperion Solutions Corp .........................        24,450
       600    * iGate Corp ......................................         2,393
       300    * II-VI, Inc ......................................         3,972
     1,100    * Imation Corp ....................................        34,573
       700    * Inet Technologies, Inc ..........................         3,325
     1,100    * InFocus Corp ....................................        10,835
       200    * Infogrames, Inc .................................           506
     1,900    * Infonet Services Corp (Class B) .................         4,465
     1,700    * Informatica Corp ................................         6,783
     1,800    * Information Resources, Inc ......................         8,010
       200    * Inforte Corp ....................................         1,378
     1,400    * Inktomi Corp ....................................           630
     1,900    * Inrange Technologies Corp (Class B) .............         7,676
       100    * Integral Systems, Inc ...........................         1,875
       200    * Intercept, Inc ..................................         2,682

    SHARES                                                             VALUE
    ------                                                             -----
     3,000    * Interdigital Communications Corp ................   $    28,260
     3,300    * Intergraph Corp .................................        56,100
       400    * Intermagnetics General Corp .....................         5,960
     1,200    * Internet Security Systems, Inc ..................        17,999
     1,100      Inter-Tel, Inc ..................................        27,994
     4,500    * Intertrust Technologies Corp ....................        12,510
     3,200    * Interwoven, Inc .................................         8,640
       500    * Intrado, Inc ....................................         6,825
     1,700    * Iomega Corp .....................................        21,454
       600    * ITXC Corp .......................................         2,244
       700    * Ixia ............................................         4,053
       800    * j2 Global Communications, Inc ...................        16,888
       800    * JDA Software Group, Inc .........................        10,312
     1,800    * Keane, Inc ......................................        15,678
       200      Keithley Instruments, Inc .......................         3,050
       700    * Keynote Systems, Inc ............................         4,858
     1,000    * Kforce, Inc .....................................         3,430
     2,100    * Kopin Corp ......................................        12,451
       600    * Kronos, Inc .....................................        16,050
     1,500    * Kulicke & Soffa Industries, Inc .................         6,375
     2,600    * Lattice Semiconductor Corp ......................        17,758
       400    * Lawson Software, Inc ............................         1,560
       300    * Learning Tree International, Inc ................         4,890
     2,100    * Lexar Media, Inc ................................         9,009
     3,200    * Liberate Technologies ...........................         5,376
       900    * Lightbridge, Inc ................................         6,570
     3,600    * Looksmart Ltd ...................................         4,122
     1,400    * LTX Corp ........................................        10,934
     1,300    * Macrovision Corp ................................        17,069
       600    * Magma Design Automation, Inc ....................         6,924
     5,200    * Mail-Well, Inc ..................................         5,720
       600    * Manhattan Associates, Inc .......................        12,306
       200    * Mantech International Corp (Class A) ............         4,704
     2,000    * Manufacturers Services Ltd ......................         7,820
     1,800    * Manugistics Group, Inc ..........................         7,416
       400    * MAPICS, Inc .....................................         2,520
       500    * Mapinfo Corp ....................................         2,575
       600    * Mastec, Inc .....................................         2,286
     1,400    * Matrixone, Inc ..................................         6,930
    11,300    * Maxtor Corp .....................................        38,194
     1,900    * McData Corp (Class A) ...........................        15,903
     2,000    * Mentor Graphics Corp ............................        14,560
     1,200    * Mercury Computer Systems, Inc ...................        30,612
       400    * Merix Corp ......................................         3,660
       900    * MetaSolv, Inc ...................................         1,845
     1,000      Methode Electronics, Inc (Class A) ..............         9,510
     2,300    * Micromuse, Inc ..................................         7,109
       300    * Microsemi Corp ..................................         1,863
     1,100    * MIPS Technologies, Inc (Class A) ................         2,112
       500    * Monolithic System Technology, Inc ...............         5,085
       500    * MRO Software, Inc ...............................         4,715
       900    * MRV Communications, Inc .........................           990
       600      MTS Systems Corp ................................         7,344
       200    * Nanometrics, Inc ................................           910
       200    * Nassda Corp .....................................         1,556
       400    * Navigant International, Inc .....................         4,260
     1,000      NDCHealth Corp ..................................        18,220
       600    * Netegrity, Inc ..................................         1,507
     1,200    * NETIQ Corp ......................................        22,536
     1,200    * Netro Corp ......................................         3,144
       500    * Netscout Systems, Inc ...........................         2,125
       300    * NetScreen Technologies, Inc .....................         3,732
     2,000    * New Focus, Inc ..................................         5,580
     1,100    * Newport Corp ....................................        17,710
       500    * Next Level Communications, Inc ..................           475

                        SEE NOTES TO FINANCIAL STATEMENTS

                    - INSTITUTIONAL SMALL-CAP EQUITY FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
TECHNOLOGY--(CONTINUED)
       700    * NIC, Inc ........................................   $     1,190
       400    * Novadigm, Inc ...................................         1,140
    11,000    * Novell, Inc .....................................        26,180
       800    * Nu Horizons Electronics Corp ....................         5,280
       800    * NYFIX, Inc ......................................         3,368
     1,700    * Oak Technology, Inc .............................         6,290
     2,000    * Omnivision Technologies, Inc ....................        20,620
       800    * ON Semiconductor Corp ...........................         1,314
     5,300    * Openwave Systems, Inc ...........................         4,134
     3,100    * Oplink Communications, Inc ......................         2,322
       300    * Opnet Technologies, Inc .........................         2,115
       500    * Optical Communication Products, Inc .............           520
       200    * OSI Systems, Inc ................................         3,886
       200    * Overland Storage, Inc ...........................         2,200
     1,500    * Overture Services, Inc ..........................        34,170
       700    * Packeteer, Inc ..................................         2,947
     5,700    * Palm, Inc .......................................         4,560
       800    * Paradyne Networks, Inc ..........................         1,528
    15,400    * Parametric Technology Corp ......................        41,580
       500      Park Electrochemical Corp .......................        10,050
     1,000    * Paxar Corp ......................................        16,020
       300    * PEC Solutions, Inc ..............................         7,485
       700    * Pegasus Solutions, Inc ..........................         9,827
       700    * Pegasystems, Inc ................................         4,690
       600    * Pericom Semiconductor Corp ......................         5,610
       800    * Phoenix Technologies Ltd ........................         6,128
       800    * Photronics, Inc .................................        10,216
     2,500      Pioneer-Standard Electronics, Inc ...............        24,975
     1,000    * Pixelworks, Inc .................................         5,930
       400    * Planar Systems, Inc .............................         7,348
     1,100    * Plantronics, Inc ................................        20,515
     3,400    * Plexus Corp .....................................        47,600
     2,600    * PLX Technology, Inc .............................         4,550
       300    * Pomeroy Computer Resources, Inc .................         3,672
     1,200    * Portal Software, Inc ............................           384
       100    * Powell Industries, Inc ..........................         1,900
       800    * Power Integrations, Inc .........................        10,496
     2,000    * Powerwave Technologies, Inc .....................        10,840
       900    * Progress Software Corp ..........................        12,726
       700    * Proton Energy Systems ...........................         1,785
     2,000    * Proxim Corp (Class A) ...........................         4,680
     1,400    * PTEK Holdings, Inc ..............................         6,581
       400    * QRS Corp ........................................         3,096
    10,100    * Quantum Corp ....................................        30,805
     1,100    * Quest Software, Inc .............................        11,946
       200      Quixote Corp ....................................         3,586
     1,800    * Radisys Corp ....................................        10,332
       700    * Rainbow Technologies, Inc .......................         2,590
     2,700    * Raindance Communications, Inc ...................         8,235
     4,800    * Rambus, Inc .....................................        24,960
     1,200    * Read-Rite Corp ..................................           852
     3,400    * Red Hat, Inc ....................................        17,850
     1,500    * Redback Networks, Inc ...........................         1,410
       900    * Register.com, Inc ...............................         3,753
       300    * Renaissance Learning, Inc .......................         4,968
     1,600    * Retek, Inc ......................................         7,312
     3,700    * Riverstone Networks, Inc ........................         2,590
       900    * Rogers Corp .....................................        24,156
       200    * Roxio, Inc ......................................           816
     1,400    * RSA Security, Inc ...............................         5,390
       300    * Rudolph Technologies, Inc .......................         4,093
     3,600    * Safeguard Scientifics, Inc ......................         5,364
       400    * Sanchez Computer Associates, Inc ................         1,304
     1,800    * Sandisk Corp ....................................        28,314

    SHARES                                                             VALUE
    ------                                                             -----
       400    * SBS Technologies, Inc ...........................   $     2,920
     4,400    * Scansoft, Inc ...................................        17,732
       100    * Scansource, Inc .................................         6,036
       500    * SCM Microsystems, Inc ...........................         3,315
       200    * Seachange International, Inc ....................         1,474
       500    * Semitool, Inc ...................................         3,050
     1,300    * Serena Software, Inc ............................        20,644
    14,700    * Silicon Graphics, Inc ...........................        16,758
     1,800    * Silicon Image, Inc ..............................         6,914
     1,400    * Silicon Laboratories, Inc .......................        27,524
     2,300    * Silicon Storage Technology, Inc .................        11,661
       200    * Siliconix, Inc ..................................         4,116
       900    * Simpletech, Inc .................................         2,097
       300    * Sipex Corp ......................................           915
     3,100    * Sitel Corp ......................................         6,014
       900    * Somera Communications, Inc ......................         2,385
     2,600    * SONICblue, Inc ..................................           775
     1,500    * SonicWALL, Inc ..................................         6,840
     5,500    * Sonus Networks, Inc .............................         3,834
       500    * Sourcecorp ......................................        10,455
       500    * Spectralink Corp ................................         3,290
       300    * Spectrian Corp ..................................         1,725
       100    * SPSS, Inc .......................................         1,181
       200    * SRA International, Inc (Class A) ................         5,550
       700    * SS&C Technologies, Inc ..........................         8,693
       600    * Standard Microsystems Corp ......................        10,686
     1,100    * Stratex Networks, Inc ...........................         2,068
       700    * Stratos Lightwave, Inc ..........................           413
       100    * Suntron Corp ....................................           396
       300    * Supertex, Inc ...................................         3,105
     1,900    * Surebeam Corp (Class A) .........................         3,515
     4,800    * Sycamore Networks, Inc ..........................        13,008
     2,300    * Sykes Enterprises, Inc ..........................        13,800
       200    * Synaptics, Inc ..................................         1,190
       300    * Synplicity, Inc .................................         1,497
       200    * Syntel, Inc .....................................         2,622
       900    * Systems & Computer Technology Corp ..............         6,291
     1,100    * Take-Two Interactive Software, Inc ..............        29,700
       200      Technitrol, Inc .................................         3,660
     2,700    * Tekelec .........................................        22,680
     2,400    * Tellium, Inc ....................................         1,200
       700    * Therma-Wave, Inc ................................           924
       700    * Three-Five Systems, Inc .........................         3,920
     2,400    * TIBCO Software, Inc .............................        10,608
       100    * Tier Technologies, Inc (Class B) ................         1,998
       600    * Tivo, Inc .......................................         2,280
       400    * Tollgrade Communications, Inc ...................         4,296
     3,100    * Touch America Holdings, Inc .....................         2,263
     2,700    * Transaction Systems Architects, Inc (Class A) ...        18,363
     3,300    * Transmeta Corp ..................................         3,597
       800    * Trimble Navigation Ltd ..........................        10,360
       100    * Tripos, Inc .....................................           667
     1,500    * Triquint Semiconductor, Inc .....................         6,899
       200    * Trizetto Group, Inc .............................         1,382
       500    * TTM Technologies, Inc ...........................         1,585
     1,400    * Turnstone Systems, Inc ..........................         4,200
       300    * Ulticom, Inc ....................................         1,737
       700    * Ultratech Stepper, Inc ..........................         8,177
       300      United Industrial Corp ..........................         6,030
       200    * United Online, Inc ..............................         2,190
     1,200    * Universal Display Corp ..........................         6,648
       600    * Valueclick, Inc .................................         1,410
       900    * Varian Semiconductor Equipment Associates, Inc ..        16,879
       800    * Veeco Instruments, Inc ..........................        10,840
       100    * Verint Systems, Inc .............................           991

                       SEE NOTES TO FINANCIAL STATEMENTS

                    - INSTITUTIONAL SMALL-CAP EQUITY FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
TECHNOLOGY--(CONTINUED)
       700    * Verity, Inc .....................................   $     7,007
       600    * Vicor Corp ......................................         4,440
     1,100    * Viewpoint Corp ..................................         4,400
     7,100    * Vignette Corp ...................................         6,532
       300    * Virage Logic Corp ...............................         3,240
       200      Virco Manufacturing Corp ........................         2,196
     6,100    * Vitesse Semiconductor Corp ......................         7,747
       700    * Vitria Technology, Inc ..........................           623
       700    * Volt Information Sciences, Inc ..................        11,872
     1,100      Wallace Computer Services, Inc ..................        20,284
       300    * WatchGuard Technologies, Inc ....................         1,545
       700    * WebEx Communications, Inc .......................        10,178
     1,400    * webMethods, Inc .................................         9,842
       600    * Websense, Inc ...................................         9,756
       400    * WESCO International, Inc ........................         2,092
    12,800    * Western Digital Corp ............................        59,388
       800    * White Electronic Designs Corp ...................         6,912
       600    * Wilson Greatbatch Technologies, Inc .............        16,290
     2,100    * Wind River Systems, Inc .........................        11,235
       700    * Wireless Facilities, Inc ........................         3,500
       300      Woodhead Industries, Inc ........................         4,800
       200    * Xicor, Inc ......................................           894
       800    * Zoran Corp ......................................         9,200
       500    * Zygo Corp .......................................         2,500
                                                                    -----------
              TOTAL TECHNOLOGY                                        3,244,666
                                                                    -----------
TRANSPORTATION--2.13%
     1,500      Airborne, Inc ...................................        19,485
     1,900    * Airtran Holdings, Inc ...........................         6,555
       700    * Alaska Air Group, Inc ...........................        15,645
       200    * Arkansas Best Corp ..............................         5,644
       500    * ATA Holdings Corp ...............................         1,670
     1,200    * Atlantic Coast Airlines Holdings, Inc ...........        14,208
     4,900    * Atlas Air Worldwide Holdings, Inc ...............        12,495
     2,300    * BE Aerospace, Inc ...............................        15,801
       200    * Covenant Transport, Inc (Class A) ...............         3,580
     1,000    * EGL, Inc ........................................        11,800
       900    * ExpressJet Holdings, Inc ........................        10,296
       700      Florida East Coast Industries, Inc (Class A) ....        18,557
       600    * Forward Air Corp ................................        13,679
       100    * Genesee & Wyoming, Inc (Class A) ................         2,105
       900    * Heartland Express, Inc ..........................        18,126
       700    * Hunt (J.B.) Transport Services, Inc .............        16,422
     2,700    * Kansas City Southern Industries, Inc ............        38,610
       700    * Knight Transportation, Inc ......................        12,866
       700    * Landstar System, Inc ............................        36,365
       900    * Mesa Air Group, Inc .............................         5,292
       300    * Mesaba Holdings, Inc ............................         1,671
       400    * Midwest Express Holdings, Inc ...................         2,396
       800      Overseas Shipholding Group, Inc .................        13,232
       100    * P.A.M. Transportation Services ..................         2,095
       400      Roadway Corp ....................................        13,224
     1,000      Shurgard Storage Centers, Inc (Class A) .........        32,350
       200    * U.S. Xpress Enterprises, Inc (Class A) ..........         1,922
     1,700    * UAL Corp ........................................         4,590
       800      USFreightways Corp ..............................        23,680
     1,200      Werner Enterprises, Inc .........................        23,268
       900    * Yellow Corp .....................................        24,480
                                                                    -----------
              TOTAL TRANSPORTATION                                      422,109
                                                                    -----------
UTILITIES--4.73%
     1,700      AGL Resources, Inc ..............................        39,457
       700    * AirGate PCS, Inc ................................           728
     2,200    * Alamosa Holdings, Inc ...........................           792
       200    * Alaska Communications Systems Group, Inc ........           514
     1,100    * Allegiance Telecom, Inc .........................         1,023

    SHARES                                                             VALUE
    ------                                                             -----
     2,000    * Allen Telecom, Inc ..............................   $    10,240
     1,200      Atmos Energy Corp ...............................        26,400
     1,400      Avista Corp .....................................        16,800
    13,100    * Broadwing, Inc ..................................        30,785
       300      Cascade Natural Gas Corp ........................         6,342
       300    * Centennial Communications Corp ..................           894
       400      Central Vermont Public Service Corp .............         6,736
       800      CH Energy Group, Inc ............................        38,040
     1,200      Cleco Corp ......................................        18,516
       300    * Commonwealth Telephone Enterprises, Inc .........        11,208
       300      Connecticut Water Service, Inc ..................         7,536
     6,200    * Crown Castle International Corp .................        15,500
       500      CT Communications, Inc ..........................         6,725
       600    * Dobson Communications Corp (Class A) ............           210
     1,300      DQE, Inc ........................................        20,241
     1,400    * El Paso Electric Co .............................        16,660
     1,000      Energen Corp ....................................        24,930
       200      Energysouth, Inc ................................         5,366
     1,300    * General Communication, Inc (Class A) ............         3,770
       400    * Golden Telecom, Inc .............................         5,500
       400      Hickory Tech Corp ...............................         5,788
       600      Laclede Group, Inc ..............................        14,340
       600      MGE Energy, Inc .................................        16,050
       200      Middlesex Water Co ..............................         4,594
       300    * NATCO Group, Inc (Class A) ......................         2,211
       800      New Jersey Resources Corp .......................        26,000
     2,000    * Nextel Partners, Inc (Class A) ..................        12,800
       500      North Pittsburgh Systems, Inc ...................         7,500
     1,200      Northwest Natural Gas Co ........................        33,636
       300      Northwestern Corp ...............................         3,594
     1,000    * Oil States International, Inc ...................        10,440
     2,300      Oneok, Inc ......................................        44,850
       800      Otter Tail Corp .................................        20,064
       300    * Petroquest Energy, Inc ..........................         1,305
       900      Piedmont Natural Gas Co, Inc ....................        32,850
     1,100      PNM Resources, Inc ..............................        23,254
     1,500    * Price Communications Corp .......................        18,165
       300    * Quicksilver Resources, Inc ......................         5,805
     1,900    * RCN Corp ........................................         1,463
     1,200      SEMCO Energy, Inc ...............................        10,692
       100      Shenandoah Telecom Co ...........................         5,049
     3,100    * Sierra Pacific Resources ........................        22,568
     4,100    * Skyworks Solutions, Inc .........................        21,566
       400      South Jersey Industries, Inc ....................        12,684
     1,200    * Southern Union Co ...............................        15,540
     1,000      Southwest Gas Corp ..............................        22,200
       200      Southwest Water Co ..............................         2,930
       400      SureWest Communications .........................        13,204
     2,600    * Talk America Holdings, Inc ......................         6,552
     1,300    * Time Warner Telecom, Inc (Class A) ..............         1,586
       600    * Triton PCS Holdings, Inc (Class A) ..............         1,860
     2,700    * U.S. Unwired, Inc (Class A) .....................         3,159
     1,800    * Ubiquitel, Inc ..................................           630
       800      UGI Corp ........................................        28,408
       800      UIL Holdings Corp ...............................        30,128
     2,000      Unisource Energy Corp ...........................        31,680
       200      Unitil Corp .....................................         5,330
     1,700      Westar Energy, Inc ..............................        18,785
       600      Western Gas Resources, Inc ......................        19,764
     1,800    * Western Wireless Corp (Class A) .................         5,742
     1,500      WGL Holdings, Inc ...............................        36,330
       600      WPS Resources Corp ..............................        21,810
                                                                    -----------
                TOTAL UTILITIES .................................       937,819
                                                                    -----------
                      TOTAL COMMON STOCK
                  (COST $19,087,516)                                 18,911,854
                                                                    -----------

                        SEE NOTES TO FINANCIAL STATEMENTS

                    - INSTITUTIONAL SMALL-CAP EQUITY FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

   PRINCIPAL                                                           VALUE
   ---------                                                           -----
SHORT TERM INVESTMENT--4.64%
  U.S. GOVERNMENT AND AGENCY--4.64%
                Federal Home Loan Bank (FHLB)
$  920,000        1.590%, 09/16/02 ..............................   $   919,871
                                                                    -----------
                TOTAL SHORT TERM INVESTMENT
                  (COST $919,871)                                       919,871
                                                                    -----------
                TOTAL PORTFOLIO--99.97%
                  (COST $20,007,387)                                 19,831,725
                OTHER ASSETS & LIABILITIES, NET--0.03%                    5,489
                                                                    -----------
                NET ASSETS--100.00%                                 $19,837,214
                                                                    -----------

----------
*  Non-income producing
b  In bankruptcy

                       SEE NOTES TO FINANCIAL STATEMENTS

                 - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
COMMON STOCK--99.46%
AEROSPACE AND DEFENSE--1.00%
       500    * Alliant Techsystems, Inc ........................   $    35,875
     7,700      Boeing Co .......................................       273,966
     3,600    * EchoStar Communications Corp (Class A) ..........        62,424
       700      General Dynamics Corp ...........................        58,114
     6,900    * General Motors Corp .............................        65,136
     1,000    * L-3 Communications Holdings, Inc ................        56,980
     1,200      Lockheed Martin Corp ............................        78,876
       200    * PanAmSat Corp ...................................         3,558
       700      PerkinElmer, Inc ................................         3,745
       300      Rockwell Collins, Inc ...........................         6,075
     1,000    * Titan Corp ......................................        11,000
                                                                    -----------
                TOTAL AEROSPACE AND DEFENSE                             655,749
                                                                    -----------
BASIC INDUSTRIES--1.39%
     1,900      Alcoa, Inc ......................................        41,781
       800    * American Standard Cos, Inc ......................        57,072
     1,100      Avery Dennison Corp .............................        66,000
       200      Ball Corp .......................................        10,780
     1,200      Black & Decker Corp .............................        52,644
       100      Cabot Corp ......................................         2,329
       300      Consol Energy, Inc ..............................         4,065
       300      D.R. Horton, Inc ................................         6,606
     1,900      Ecolab, Inc .....................................        82,935
       200      Fluor Corp ......................................         5,380
     1,100    * Freeport-McMoRan Copper & Gold, Inc (Class A) ...        15,840
       500    * Jacobs Engineering Group, Inc ...................        16,970
     3,900      Kimberly-Clark Corp .............................       230,724
     3,400      Masco Corp ......................................        81,736
     4,600      Newmont Mining Corp .............................       134,964
       100    * NVR, Inc ........................................        32,530
     1,100    * Sealed Air Corp .................................        18,854
       400    * Shaw Group, Inc .................................         6,100
       200      Sigma-Aldrich Corp ..............................        10,034
       700      Stanley Works ...................................        23,576
       200      Valspar Corp ....................................         7,990
       100      Vulcan Materials Co .............................         4,036
                                                                    -----------
                TOTAL BASIC INDUSTRIES                                  912,946
                                                                    -----------
CONSUMER CYCLICAL--11.10%
       600    * 99 Cents Only Stores ............................        14,172
     1,300    * Abercrombie & Fitch Co (Class A) ................        30,940
       200    * Advance Auto Parts ..............................        10,672
       700    * American Eagle Outfitters, Inc ..................        11,487
    30,500    * AOL Time Warner, Inc ............................       393,145
     1,800    * Apollo Group, Inc (Class A) .....................        76,860
       200    * Apollo Group, Inc (University Of Phoenix Online)          6,120
       800      Applebee's International, Inc ...................        16,848
       100      ArvinMeritor, Inc ...............................         2,360
     4,400    * Bed Bath & Beyond, Inc ..........................       152,152
     1,000    * Big Lots, Inc ...................................        18,750
       200      Blockbuster, Inc (Class A) ......................         4,664
     1,400    * Brinker International, Inc ......................        36,946
       200      Callaway Golf Co ................................         2,960
       600    * Catalina Marketing Corp .........................        18,336
       100      CBRL Group, Inc .................................         2,335
       400    * CEC Entertainment, Inc ..........................        14,624
     1,100    * Chico's FAS, Inc ................................        20,152
     3,900    * Clear Channel Communications, Inc ...............       141,375
       200    * Columbia Sportswear Co ..........................         7,630
       900    * Comcast Corp (Class A) Special ..................        21,528
     1,000    * Copart, Inc .....................................        14,520
       200    * Cox Communications, Inc (Class A) ...............         5,412
       300    * Cox Radio, Inc (Class A) ........................         7,683
       200    * Cumulus Media, Inc (Class A) ....................         3,370

    SHARES                                                             VALUE
    ------                                                             -----
     2,600      Darden Restaurants, Inc .........................   $    60,996
     4,300      Dollar General Corp .............................        57,276
     1,700    * Dollar Tree Stores, Inc .........................        37,553
       400      Donaldson Co, Inc ...............................        14,768
       500      Dow Jones & Co, Inc .............................        21,650
       100    * Emmis Communications Corp (Class A) .............         1,757
       500    * Entercom Communications Corp ....................        23,010
       200    * Extended Stay America, Inc ......................         2,752
     2,400      Family Dollar Stores, Inc .......................        67,200
       800    * Foot Locker, Inc ................................         7,784
       900    * Fox Entertainment Group, Inc (Class A) ..........        20,754
     9,300      Gap, Inc ........................................       116,064
     1,700    * Gemstar-TV Guide International, Inc .............         5,780
     1,100    * Gentex Corp .....................................        32,901
       700      Graco, Inc ......................................        18,375
     4,600      Harley-Davidson, Inc ............................       222,180
       400      Harman International Industries, Inc ............        20,700
     1,600    * Harrah's Entertainment, Inc .....................        77,600
       700      Harte-Hanks, Inc ................................        14,763
     1,000      Hilton Hotels Corp ..............................        11,300
       600    * Hispanic Broadcasting Corp ......................        11,142
     1,400    * International Game Technology ...................        92,260
       200      International Speedway Corp (Class A) ...........         8,094
     5,700      Interpublic Group Of Cos, Inc ...................       101,973
       200    * Jones Apparel Group, Inc ........................         7,362
     4,400    * Kohl's Corp .....................................       316,756
       600    * Krispy Kreme Doughnuts, Inc .....................        19,680
       800    * Lamar Advertising Co ............................        24,888
       100      La-Z-Boy, Inc ...................................         2,500
       900      Leggett & Platt, Inc ............................        19,026
     2,500      Limited Brands, Inc .............................        39,450
       200    * Lin TV Corp (Class A) ...........................         4,940
       100    * Mandalay Resort Group ...........................         3,107
     1,600      Marriott International, Inc (Class A) ...........        49,920
     1,200      Maytag Corp .....................................        32,772
     2,500      McGraw-Hill Cos, Inc ............................       157,450
       100      Meredith Corp ...................................         4,337
       300    * Metro-Goldwyn-Mayer, Inc ........................         3,618
       100    * MGM Mirage ......................................         3,610
     1,000    * Michaels Stores, Inc ............................        47,990
       800    * Mohawk Industries, Inc ..........................        40,800
       300    * MSC Industrial Direct Co (Class A) ..............         3,459
     1,400      New York Times Co (Class A) .....................        68,278
       800      Nike, Inc (Class B) .............................        33,384
     2,800      Omnicom Group, Inc ..............................       172,732
       500    * O'Reilly Automotive, Inc ........................        15,480
       500    * Outback Steakhouse, Inc .........................        13,830
       500    * Performance Food Group Co .......................        16,345
       500      Pier 1 Imports, Inc .............................         9,835
       300    * Pixar, Inc ......................................        13,992
       400      Polaris Industries, Inc .........................        29,680
       200      R.R. Donnelley & Sons Co ........................         4,982
       600    * Radio One, Inc (Class D) ........................        10,458
       400      Reader's Digest Association, Inc (Class A) ......         6,596
       100    * Regal Entertainment Group (Class A) .............         1,820
       500    * Rent-A-Center, Inc ..............................        28,870
     1,200      Ross Stores, Inc ................................        49,056
     1,000      Ruby Tuesday, Inc ...............................        18,610
       200    * Scholastic Corp .................................         9,344
       100    * Scotts Co (Class A) .............................         4,300
       400      Scripps (E.W.) Co (Class A) .....................        28,880
       300    * Sonic Automotive, Inc ...........................         6,282
     5,800    * Starbucks Corp ..................................       119,248
       300      Talbots, Inc ....................................         9,960
    13,700      Target Corp .....................................       496,214

                       SEE NOTES TO FINANCIAL STATEMENTS

                 - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
CONSUMER CYCLICAL--(CONTINUED)
       800    * The Cheesecake Factory, Inc .....................   $    22,136
     1,700      Tiffany & Co ....................................        42,704
       300    * Timberland Co (Class A) .........................        11,115
     8,100      TJX Cos, Inc ....................................       167,265
     2,400    * U.S.A. Networks, Inc ............................        51,384
       100    * UnitedGlobalcom, Inc (Class A) ..................           174
     2,300    * Univision Communications, Inc (Class A) .........        51,198
     9,400    * Viacom, Inc (Class B) ...........................       399,312
    41,100      Wal-Mart Stores, Inc ............................     2,235,840
     1,000      Wendy's International, Inc ......................        32,260
     1,200    * Westwood One, Inc ...............................        42,744
       700      Wiley (John) & Sons, Inc (Class A) ..............        15,750
     1,300    * Williams-Sonoma, Inc ............................        33,696
     5,900    * Yahoo!, Inc .....................................        61,714
     3,600    * Yum! Brands, Inc ................................       105,588
       100    * Zale Corp .......................................         3,234
                                                                    -----------
                TOTAL CONSUMER CYCLICAL                               7,309,628
                                                                    -----------
CONSUMER NON-CYCLICAL--15.39%
     2,900    * Amazon.Com, Inc .................................        48,169
     8,800      Anheuser-Busch Cos, Inc .........................       462,000
       500    * Aramark Corp (Class B) ..........................        11,100
     1,100    * Autozone, Inc ...................................        81,862
       200    * Barnes & Noble, Inc .............................         4,800
     3,900    * Best Buy Co, Inc ................................        94,224
     1,100    * BJ's Wholesale Club, Inc ........................        24,530
       100    * Borders Group, Inc ..............................         1,869
       500      Brown-Forman Corp (Class B) .....................        34,725
       900    * CDW Computer Centers, Inc .......................        40,104
       300      Church & Dwight Co, Inc .........................         9,693
       400    * Circuit City Stores, Inc (Carmax Group) .........         7,400
       400      Circuit City Stores, Inc (Circuit City Group) ...         6,684
     1,300      Clorox Co .......................................        55,900
     1,300    * Coach, Inc ......................................        37,674
    26,100      Coca-Cola Co ....................................     1,295,865
     3,300      Coca-Cola Enterprises, Inc ......................        69,630
     7,300      Colgate-Palmolive Co ............................       405,150
       500    * Constellation Brands, Inc (Class A) .............        14,625
     3,500    * Costco Wholesale Corp ...........................       118,825
       700      Dial Corp .......................................        14,210
       300      Dreyer's Grand Ice Cream, Inc ...................        20,739
     2,200    * eBay, Inc .......................................       127,600
       200    * Energizer Holdings, Inc .........................         6,124
     1,200      Estee Lauder Cos (Class A) ......................        37,824
       300      Ethan Allen Interiors, Inc ......................        10,110
       100    * Expedia, Inc (Class A) ..........................         5,374
       900      Fastenal Co .....................................        29,781
       500    * Furniture Brands International, Inc .............        11,650
       200    * Gamestop Corp ...................................         3,920
     3,900      General Mills, Inc ..............................       164,775
     9,400      Gillette Co .....................................       292,434
     1,200      Herman Miller, Inc ..............................        19,464
       700      Hershey Foods Corp ..............................        51,674
     2,600      H.J. Heinz Co ...................................        93,262
    35,500      Home Depot, Inc .................................     1,187,475
       500      International Flavors & Fragrances, Inc .........        15,545
     1,900      Kellogg Co ......................................        61,921
     1,100      Kraft Foods, Inc (Class A) ......................        43,439
     9,200    * Kroger Co .......................................       167,532
    11,700      Lowe's Cos ......................................       526,149
     6,000      Mattel, Inc .....................................       120,180
     1,100      McCormick & Co, Inc (Non-Vote) ..................        24,739
       200      Newell Rubbermaid, Inc ..........................         6,776
       100    * PayPal, Inc .....................................         2,242
     2,700      Pepsi Bottling Group, Inc .......................        70,605

    SHARES                                                             VALUE
    ------                                                             -----
    26,700      PepsiCo, Inc ....................................   $ 1,072,005
       200    * Petco Animal Supplies, Inc ......................         4,190
     2,000    * Petsmart, Inc ...................................        35,858
    19,800      Philip Morris Cos, Inc ..........................       916,740
    11,600      Procter & Gamble Co .............................     1,067,200
     2,600    * RadioShack Corp .................................        55,198
     2,400    * Rite Aid Corp ...................................         6,360
     2,900    * Safeway, Inc ....................................        78,300
     5,900      Sara Lee Corp ...................................       109,327
     7,100    * Staples, Inc ....................................       103,021
       300    * Ticketmaster (Class B) ..........................         5,043
       400      Tootsie Roll Industries, Inc ....................        12,724
     1,300      UST, Inc ........................................        39,507
    15,500      Walgreen Co .....................................       544,360
       400    * Weight Watchers International, Inc ..............        17,900
       800    * Whole Foods Market, Inc .........................        37,600
     1,700      Wrigley (Wm.) Jr Co .............................        86,139
                                                                    -----------
                TOTAL CONSUMER NON-CYCLICAL .....................    10,131,845
                                                                    -----------
ENERGY--1.11%
       500      Amerada Hess Corp ...............................        35,060
     1,700      Anadarko Petroleum Corp .........................        76,330
     4,800      Baker Hughes, Inc ...............................       135,936
     2,400    * BJ Services Co ..................................        66,648
       600      Burlington Resources, Inc .......................        22,680
       600    * Cooper Cameron Corp .............................        26,982
       500      Diamond Offshore Drilling, Inc ..................        10,455
     1,800      Ensco International, Inc ........................        45,450
       200    * Forest Oil Corp .................................         5,316
     1,300    * Grant Prideco, Inc ..............................        12,454
     3,300      Halliburton Co ..................................        46,629
       400      Murphy Oil Corp .................................        34,312
       800    * National-Oilwell, Inc ...........................        15,136
       400    * Newfield Exploration Co .........................        13,040
       500      Noble Energy, Inc ...............................        16,150
     1,900      Ocean Energy, Inc ...............................        37,430
     1,000    * Patterson-UTI Energy, Inc .......................        25,300
       300    * Pioneer Natural Resources Co ....................         7,653
       100      Pogo Producing Co ...............................         3,315
       800    * Pride International, Inc ........................        10,600
       800      Rowan Cos, Inc ..................................        15,312
     1,500    * Smith International, Inc ........................        45,870
       400      Tidewater, Inc ..................................        11,344
       700    * Varco International, Inc ........................        12,418
       100      XTO Energy, Inc .................................         2,053
                                                                    -----------
                TOTAL ENERGY                                            733,873
                                                                    -----------
FINANCIAL SERVICES--10.03%
       300    * Affiliated Managers Group, Inc ..................        14,976
     3,800      Aflac, Inc ......................................       114,380
     1,200      Allied Capital Corp .............................        27,384
       100      Ambac Financial Group, Inc ......................         5,726
    11,100      American Express Co .............................       379,509
    15,200      American International Group, Inc ...............       890,720
     1,000    * AmeriCredit Corp ................................        13,510
     3,800      Bank Of New York Co, Inc ........................       123,766
       300    * Blackrock, Inc ..................................        13,470
       700      Brown & Brown, Inc ..............................        20,055
     3,100      Capital One Financial Corp ......................       120,652
     1,000    * Catellus Development Corp .......................        19,500
    16,500      Charles Schwab Corp .............................       165,165
     1,300    * ChoicePoint, Inc ................................        54,522
    14,500      Citigroup, Inc ..................................       426,300
       900      Commerce Bancorp, Inc ...........................        40,410
       400      Doral Financial Corp ............................        17,036
     2,000    * E*trade Group, Inc ..............................         9,680

                        SEE NOTES TO FINANCIAL STATEMENTS

                 - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--(CONTINUED)
       900      Eaton Vance Corp ................................   $    25,749
    15,000      Fannie Mae ......................................     1,090,500
     1,200      Federated Investors, Inc (Class B) ..............        34,920
     7,700      Fifth Third Bancorp .............................       476,553
     9,700      Freddie Mac .....................................       606,541
     1,300      Gallagher (Arthur J.) & Co ......................        34,060
       100      Greater Bay Bancorp .............................         2,185
       100      HCC Insurance Holdings, Inc .....................         2,500
     1,200      Household International, Inc ....................        41,604
       200      Hudson United Bancorp ...........................         5,592
       700    * Investment Technology Group, Inc ................        22,400
     1,000      Investors Financial Services Corp ...............        29,517
       300      John Nuveen Co (Class A) ........................         6,945
       100    * LaBranche & Co, Inc .............................         2,208
       600      Legg Mason, Inc .................................        27,606
     7,800      Marsh & McLennan Cos, Inc .......................       363,090
    16,000      MBNA Corp .......................................       326,400
     3,200      Mellon Financial Corp ...........................        85,952
       800      Neuberger Berman, Inc ...........................        24,040
       500      New York Community Bancorp, Inc .................        14,075
       600      North Fork Bancorp, Inc .........................        23,028
     1,500      Northern Trust Corp .............................        59,475
     1,700      Progressive Corp ................................        92,242
       300      Provident Financial Group, Inc ..................         8,346
     1,600    * Providian Financial Corp ........................         8,976
       200      Rouse Co ........................................         6,398
     1,100      SEI Investments Co ..............................        32,758
       100    * Silicon Valley Bancshares .......................         2,134
     2,200      Slm Corp ........................................       217,668
       500      St. Joe Co ......................................        14,510
     1,300      Starwood Hotels & Resorts Worldwide, Inc ........        31,694
     3,300      State Street Corp ...............................       134,244
       400      Stilwell Financial, Inc .........................         5,848
     4,500      Synovus Financial Corp ..........................        99,720
       500      T Rowe Price Group, Inc .........................        13,500
       700      TCF Financial Corp ..............................        32,340
       200    * United Rentals, Inc .............................         2,668
     1,100      Waddell & Reed Financial, Inc (Class A) .........        20,185
     2,300      Wells Fargo & Co ................................       112,884
       100      Westamerica Bancorp .............................         4,132
                                                                    -----------
                TOTAL FINANCIAL SERVICES ........................     6,601,948
                                                                    -----------
HEALTH CARE--26.10%
    23,600      Abbott Laboratories .............................       887,832
       400    * Accredo Health, Inc .............................        20,040
     1,100    * AdvancePCS ......................................        24,189
       800    * Affymetrix, Inc .................................        15,256
     2,100      Allergan, Inc ...................................       111,405
     1,200      AmerisourceBergen Corp ..........................        86,340
    17,800    * Amgen, Inc ......................................       812,926
       200    * AMN Healthcare Services, Inc ....................         4,280
     1,000    * Andrx Corp ......................................        24,650
     1,700    * Anthem, Inc .....................................       115,600
       800    * Apogent Technologies, Inc .......................        16,448
     3,000      Applera Corp (Applied Biosystems Group) .........        57,900
       400    * Barr Laboratories, Inc ..........................        26,868
     9,100      Baxter International, Inc .......................       295,204
       900      Beckman Coulter, Inc ............................        36,495
       600      Becton Dickinson & Co ...........................        18,084
     2,200    * Biogen, Inc .....................................        72,864
     4,000      Biomet, Inc .....................................       107,720
     4,800    * Boston Scientific Corp ..........................       144,864
    10,900      Bristol-Myers Squibb Co .........................       284,599
     6,800      Cardinal Health, Inc ............................       450,500
     3,400    * Caremark Rx, Inc ................................        57,732

    SHARES                                                             VALUE
    ------                                                             -----
     1,100    * Celgene Corp ....................................   $    19,415
       700    * Cephalon, Inc ...................................        29,729
       400    * Cerner Corp .....................................        15,196
       700    * Charles River Laboratories International, Inc ...        26,327
     1,400    * Chiron Corp .....................................        52,220
       500    * Community Health Systems, Inc ...................        12,050
       300    * Coventry Health Care, Inc .......................         9,675
     1,900    * Cytyc Corp ......................................        19,000
       900    * DaVita, Inc .....................................        20,493
     1,100      Dentsply International, Inc .....................        44,055
       300      Diagnostic Products Corp ........................        12,645
       600    * Edwards Lifesciences Corp .......................        14,856
     1,000    * Express Scripts, Inc (Class A) ..................        53,180
     1,500    * First Health Group Corp .........................        39,600
       800    * Fisher Scientific International, Inc ............        23,296
     2,400    * Forest Laboratories, Inc ........................       187,560
     3,000    * Genentech, Inc ..................................        91,290
     2,500    * Genzyme Corp (General Division) .................        46,000
     2,600    * Gilead Sciences, Inc ............................        83,304
     4,600    * Guidant Corp ....................................       165,600
     7,400      HCA, Inc ........................................       354,090
     3,600    * Health Management Associates, Inc (Class A) .....        70,704
       300    * Health Net, Inc .................................         6,801
       400    * Healthsouth Corp ................................         1,876
       400    * Henry Schein, Inc ...............................        21,692
       900    * Human Genome Sciences, Inc ......................        11,655
       300      ICN Pharmaceuticals, Inc ........................         3,069
     1,700    * IDEC Pharmaceuticals Corp .......................        74,171
     4,400      IMS Health, Inc .................................        70,972
       400    * Invitrogen Corp .................................        14,516
     2,300    * IVAX Corp .......................................        31,165
    45,500      Johnson & Johnson ...............................     2,463,370
     3,700    * King Pharmaceuticals, Inc .......................        68,709
     2,200    * Laboratory Corp Of America Holdings .............        73,216
       600    * LifePoint Hospitals, Inc ........................        18,450
    13,100      Lilly (Eli) & Co ................................       760,717
     1,600    * Lincare Holdings, Inc ...........................        51,056
       600    * Manor Care, Inc .................................        14,142
     3,500      McKesson Corp ...................................       109,690
       400    * Medicis Pharmaceutical Corp (Class A) ...........        17,052
     3,800    * Medimmune, Inc ..................................        91,200
    18,300      Medtronic, Inc ..................................       762,927
    19,800      Merck & Co, Inc .................................       975,546
       700    * Mid Atlantic Medical Services, Inc ..............        25,480
     2,400    * Millennium Pharmaceuticals, Inc .................        28,104
       700    * Millipore Corp ..................................        24,094
     1,800      Mylan Laboratories, Inc .........................        59,040
       700      Omnicare, Inc ...................................        15,820
       600    * Orthodontic Centers Of America, Inc .............         9,000
     1,300    * Oxford Health Plans, Inc ........................        55,406
       100      Pall Corp .......................................         1,741
       700    * Patterson Dental Co .............................        35,105
    94,300      Pfizer, Inc .....................................     2,807,311
       700    * Pharmaceutical Product Development, Inc .........        14,448
    19,500      Pharmacia Corp ..................................       778,050
     1,100    * Quest Diagnostics, Inc ..........................        62,667
       900    * Quintiles Transnational Corp ....................         8,820
       600    * Renal Care Group, Inc ...........................        19,938
       300    * Ribapharm, Inc ..................................         1,356
     8,900      Schering-Plough Corp ............................       210,663
     1,000    * SICOR, Inc ......................................        15,440
     2,700    * St. Jude Medical, Inc ...........................        97,119
     1,000    * Steris Corp .....................................        22,750
     2,000      Stryker Corp ....................................       114,980
     7,400    * Tenet Healthcare Corp ...........................       378,732

                       SEE NOTES TO FINANCIAL STATEMENTS

                 - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
HEALTH CARE--(CONTINUED)
       600    * Triad Hospitals, Inc ............................   $    22,812
     4,100      UnitedHealth Group, Inc .........................       376,380
       700    * Universal Health Services, Inc (Class B) ........        34,006
     1,000    * Varian Medical Systems, Inc .....................        43,680
     2,000    * Waters Corp .....................................        51,760
       600    * Watson Pharmaceuticals, Inc .....................        15,336
     2,200    * WebMD Corp ......................................        13,222
     2,200    * Wellpoint Health Networks, Inc ..................       171,072
    20,000      Wyeth ...........................................       856,600
     2,900    * Zimmer Holdings, Inc ............................       106,720
                                                                    -----------
                TOTAL HEALTH CARE                                    17,181,725
                                                                    -----------
OTHER--1.61%
       700    * Career Education Corp ...........................        31,500
     1,800      Cintas Corp .....................................        77,310
       900    * DeVry, Inc ......................................        16,992
       900    * Dun & Bradstreet Corp ...........................        31,914
       400    * Education Management Corp .......................        16,456
       400    * Getty Images, Inc ...............................         7,756
       600    * GTECH Holdings Corp .............................        14,412
     2,800      H & R Block, Inc ................................       143,472
       100      HON Industries, Inc .............................         2,676
     1,100      Honeywell International, Inc ....................        25,916
       100    * Hotels.Com (Class A) ............................         4,694
       100      ITT Industries, Inc .............................         6,640
       800      Manpower, Inc ...................................        25,896
     2,000      Moody's Corp ....................................        97,480
     2,300    * Robert Half International, Inc ..................        38,571
       200    * SPX Corp ........................................        21,522
    10,000      Sysco Corp ......................................       305,000
       100      Teleflex, Inc ...................................         4,727
       800    * TMP Worldwide, Inc ..............................         8,760
     2,600      United Technologies Corp ........................       150,800
     1,100      Viad Corp .......................................        24,651
                                                                    -----------
                TOTAL OTHER                                           1,057,145
                                                                    -----------
PRODUCER DURABLES--7.50%
     4,300      3M Co ...........................................       515,269
       600    * AGCO Corp .......................................        12,636
     1,700    * Allied Waste Industries, Inc ....................        13,090
     1,700      Danaher Corp ....................................        95,880
       700    * Flowserve Corp ..................................        12,145
       100    * FMC Technologies, Inc ...........................         1,846
   150,100      General Electric Co .............................     4,060,205
     1,600      Illinois Tool Works, Inc ........................       101,280
       400    * National Instruments Corp .......................        10,628
     2,200      Pitney Bowes, Inc ...............................        73,766
     1,700      Waste Management, Inc ...........................        42,874
                                                                    -----------
                TOTAL PRODUCER DURABLES                               4,939,619
                                                                    -----------
TECHNOLOGY--22.84%
       800    * Activision, Inc .................................        21,592
       800    * Acxiom Corp .....................................        14,736
       800    * Adaptec, Inc ....................................         4,480
     4,900    * ADC Telecommunications, Inc .....................         7,154
     3,600      Adobe Systems, Inc ..............................        74,772
       700    * Advanced Fibre Communications, Inc ..............        11,732
     1,600    * Advanced Micro Devices, Inc .....................        11,536
       500    * Advent Software, Inc ............................         7,250
     1,500    * Affiliated Computer Services, Inc (Class A) .....        69,825
    13,600    * Agere Systems, Inc (Class B) ....................        18,088
     3,300    * Agilent Technologies, Inc .......................        49,434
       700    * Alliance Data Systems Corp ......................        10,633
     5,800    * Altera Corp .....................................        59,218
       300    * American Power Conversion Corp ..................         3,492
       800    * Amkor Technology, Inc ...........................         1,592

    SHARES                                                             VALUE
    ------                                                             -----
       300    * Amphenol Corp (Class A) .........................   $    11,280
     5,500    * Analog Devices, Inc .............................       126,500
    24,800    * Applied Materials, Inc ..........................       323,144
     2,300    * Applied Micro Circuits Corp .....................         8,671
       400    * Arrow Electronics, Inc ..........................         6,028
     4,300    * Atmel Corp ......................................         7,654
       500      Autodesk, Inc ...................................         6,745
     9,400      Automatic Data Processing, Inc ..................       353,816
       700    * Avaya, Inc ......................................         1,435
     5,400    * BEA Systems, Inc ................................        29,592
     1,700    * Bisys Group, Inc ................................        39,185
     2,000    * BMC Software, Inc ...............................        29,440
     1,500    * Broadcom Corp (Class A) .........................        22,875
     3,500    * Brocade Communications Systems, Inc .............        43,190
     4,000    * Cadence Design Systems, Inc .....................        54,320
     1,800    * Ceridian Corp ...................................        27,666
       900    * Certegy, Inc ....................................        25,515
       500    * Checkfree Corp ..................................         6,525
     3,300    * CIENA Corp ......................................        13,596
   110,500    * Cisco Systems, Inc ..............................     1,442,025
     2,400    * Citrix Systems, Inc .............................        15,216
       800      Computer Associates International, Inc ..........         8,872
       200    * Computer Sciences Corp ..........................         6,980
     2,200    * Compuware Corp ..................................         7,348
     1,400    * Comverse Technology, Inc ........................        10,934
     7,700    * Concord EFS, Inc ................................       122,430
     1,900    * Conexant Systems, Inc ...........................         2,546
     2,600    * Convergys Corp ..................................        49,114
     6,200    * Corning, Inc ....................................        12,462
       800    * CSG Systems International, Inc ..................         9,584
       500    * Cymer, Inc ......................................        11,175
     1,400    * Cypress Semiconductor Corp ......................        12,796
    34,100    * Dell Computer Corp ..............................       913,880
     1,000      Deluxe Corp .....................................        46,590
     1,800    * DST Systems, Inc ................................        62,100
     1,800    * Electronic Arts, Inc ............................       113,094
     6,100      Electronic Data Systems Corp ....................       237,534
    18,800    * EMC Corp ........................................       121,824
     1,000    * Emulex Corp .....................................        17,150
     2,000      Equifax, Inc ....................................        47,020
       800      Fair, Isaac & Co, Inc ...........................        28,464
     1,600    * Fairchild Semiconductor International, Inc (Class A)     16,320
    11,500      First Data Corp .................................       390,770
     2,900    * Fiserv, Inc .....................................        97,672
       500      Global Payments, Inc ............................        11,700
       500      Harris Corp .....................................        16,375
     1,000      Henry (Jack) & Associates, Inc ..................        16,178
     2,300    * i2 Technologies, Inc ............................         1,764
       300    * Ingram Micro, Inc (Class A) .....................         4,014
       700    * Integrated Circuit Systems, Inc .................        11,907
       800    * Integrated Device Technology, Inc ...............         9,480
   101,000      Intel Corp ......................................     1,619,030
    12,000      International Business Machines Corp ............       871,800
       800    * International Rectifier Corp ....................        15,080
     1,200    * Intersil Corp (Class A) .........................        18,600
     2,900    * Intuit, Inc .....................................       137,083
       600    * Iron Mountain, Inc ..............................        15,636
     1,500    * J.D. Edwards & Co ...............................        17,115
     2,100    * Jabil Circuit, Inc ..............................        37,569
     9,100    * JDS Uniphase Corp ...............................        23,296
     4,300    * Juniper Networks, Inc ...........................        28,466
     2,900    * KLA-Tencor Corp .................................        91,785
     2,200    * KPMG Consulting, Inc ............................        22,044
     1,900    * Lam Research Corp ...............................        20,425
     2,000    * Lexmark International, Inc ......................        95,940

                       SEE NOTES TO FINANCIAL STATEMENTS

                 - INSTITUTIONAL LARGE-CAP GROWTH INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
TECHNOLOGY--(CONTINUED)
     4,800      Linear Technology Corp ..........................   $   108,096
     2,800    * LSI Logic Corp ..................................        21,364
       700    * Macromedia, Inc .................................         5,943
     4,900    * Maxim Integrated Products, Inc ..................       136,710
     1,200    * Mercury Interactive Corp ........................        28,500
       500    * Mettler-Toledo International, Inc ...............        15,000
       900    * Micrel, Inc .....................................         6,462
     3,000    * Microchip Technology, Inc .......................        50,850
     4,200    * Micron Technology, Inc ..........................        69,300
    67,600    * Microsoft Corp ..................................     3,238,716
       300    * MKS Instruments, Inc ............................         3,648
     1,700      Molex, Inc ......................................        44,540
    22,600      Motorola, Inc ...................................       260,126
       100    * National Processing, Inc ........................         1,967
     2,300    * National Semiconductor Corp .....................        30,337
     4,500    * Network Appliance, Inc ..........................        41,580
     2,200    * Network Associates, Inc .........................        31,284
     2,000    * Novellus Systems, Inc ...........................        47,700
     1,900    * Nvidia Corp .....................................        20,083
    62,200    * Oracle Corp .....................................       605,206
     4,900      Paychex, Inc ....................................       114,709
     4,200    * Peoplesoft, Inc .................................        64,974
     1,000    * Perot Systems Corp (Class A) ....................        12,290
     2,500    * PMC-Sierra, Inc .................................        14,600
     1,100    * Polycom, Inc ....................................         9,603
     1,300    * QLogic Corp .....................................        43,836
    11,600    * Qualcomm, Inc ...................................       330,832
     2,300    * Rational Software Corp ..........................        14,191
     1,100    * RealNetworks, Inc ...............................         4,675
     1,000      Reynolds & Reynolds Co (Class A) ................        26,250
     2,200    * RF Micro Devices, Inc ...........................        14,278
     4,200    * Sanmina-SCI Corp ................................        13,948
       900    * Semtech Corp ....................................         9,756
     5,900    * Siebel Systems, Inc .............................        48,498
     6,200    * Solectron Corp ..................................        20,150
       300    * Storage Technology Corp .........................         4,014
    23,800    * Sun Microsystems, Inc ...........................        74,066
     4,300    * Sungard Data Systems, Inc .......................        98,771
       600    * Sybase, Inc .....................................         7,950
     2,200    * Symantec Corp ...................................        74,756
     1,700      Symbol Technologies, Inc ........................        14,943
     1,100    * Synopsys, Inc ...................................        49,247
       200    * Tech Data Corp ..................................         6,488
       200    * Tektronix, Inc ..................................         3,454
     2,800    * Tellabs, Inc ....................................        14,084

    SHARES                                                             VALUE
    ------                                                             -----
     2,200    * Teradyne, Inc ...................................   $    27,060
    26,200      Texas Instruments, Inc ..........................       497,800
       800    * Thermo Electron Corp ............................        13,600
       600      Total System Services, Inc ......................         9,468
       800    * Unisys Corp .....................................         6,800
       900    * Utstarcom, Inc ..................................        12,969
     1,700    * VeriSign, Inc ...................................        12,869
     5,300    * Veritas Software Corp ...........................        94,022
       500    * Vishay Intertechnology, Inc .....................         5,605
     5,100    * Xilinx, Inc .....................................        92,310
       300    * Zebra Technologies Corp (Class A) ...............        16,332
                                                                    -----------
                TOTAL TECHNOLOGY                                     15,038,508
                                                                    -----------
TRANSPORTATION--0.88%
     1,000      C.H. Robinson Worldwide, Inc ....................        27,044
     1,400      Expeditors International Of Washington, Inc .....        37,786
     2,200    * Sabre Holdings Corp .............................        55,132
       500      Skywest, Inc ....................................         7,275
     5,800      Southwest Airlines Co ...........................        80,330
       500    * Swift Transportation Co, Inc ....................         9,190
     5,900      United Parcel Service, Inc (Class B) ............       365,505
                                                                    -----------
                TOTAL TRANSPORTATION                                    582,262
                                                                    -----------
UTILITIES--0.51%
    16,900    * A T & T Wireless Services, Inc ..................        87,711
     2,500    * AES Corp ........................................         7,900
     1,600    * Calpine Corp ....................................         6,144
     2,000    * Citizens Communications Co ......................        13,960
       800      Kinder Morgan, Inc ..............................        33,224
     4,900    * Level 3 Communications, Inc .....................        22,099
     1,000    * Mirant Corp .....................................         3,170
    10,100    * Nextel Communications, Inc (Class A) ............        83,729
    10,300    * Qwest Communications International, Inc .........        35,947
    10,700    * Sprint Corp (PCS Group) .........................        35,845
       300    * West Corp .......................................         4,551
       600      Williams Cos, Inc ...............................         1,680
                                                                    -----------
                TOTAL UTILITIES                                         335,960
                                                                    -----------
                TOTAL COMMON STOCK
                  (COST $64,685,569)                                 65,481,208
                                                                    -----------
                TOTAL PORTFOLIO--99.46%
                  (COST $64,685,569)                                 65,481,208
                OTHER ASSETS & LIABILITIES, NET--0.54%                  357,110
                                                                    -----------
                NET ASSETS--100.00%                                 $65,838,318
                                                                    -----------

----------
*  Non-income producing

                       SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
COMMON STOCK--99.59%
AEROSPACE AND DEFENSE--1.88%
     4,200      Boeing Co .......................................   $   149,436
     2,000      General Dynamics Corp ...........................       166,040
     6,100    * General Motors Corp .............................        57,584
     1,400      Goodrich Corp ...................................        29,806
     4,200      Lockheed Martin Corp ............................       276,066
     1,400      Northrop Grumman Corp ...........................       176,400
       200    * PanAmSat Corp ...................................         3,558
     1,000      PerkinElmer, Inc ................................         5,350
       800      Precision Castparts Corp ........................        18,760
     5,800      Raytheon Co .....................................       205,204
     2,300      Rockwell Collins, Inc ...........................        46,575
       100    * Titan Corp ......................................         1,100
                                                                    -----------
                TOTAL AEROSPACE AND DEFENSE .....................     1,135,879
                                                                    -----------
BASIC INDUSTRIES--6.58%
     3,300      Air Products & Chemicals, Inc ...................       149,952
     1,300    * AK Steel Holding Corp ...........................        12,090
       400      Albemarle Corp ..................................        11,576
    10,500      Alcoa, Inc ......................................       230,895
     1,200      Allegheny Technologies, Inc .....................         9,480
       100    * American Standard Cos, Inc ......................         7,134
       500      Aptargroup, Inc .................................        15,200
       400      Avery Dennison Corp .............................        24,000
       600      Ball Corp .......................................        32,340
       700      Bemis Co ........................................        36,617
       100      Black & Decker Corp .............................         4,387
       700      Boise Cascade Corp ..............................        17,885
       800      Bowater, Inc ....................................        31,088
       800      Cabot Corp ......................................        18,632
       900      Centex Corp .....................................        44,820
     1,300      Clayton Homes, Inc ..............................        17,017
    13,200      Dow Chemical Co .................................       382,668
     1,300      D.R. Horton, Inc ................................        28,626
    14,400      Du Pont (E.I.) de Nemours & Co ..................       577,152
     1,100      Eastman Chemical Co .............................        47,487
     1,900      Engelhard Corp ..................................        49,020
     1,000      Fluor Corp ......................................        26,900
     3,300      Georgia-Pacific Corp ............................        59,400
     1,100    * Hercules, Inc ...................................        11,385
     1,600      IMC Global, Inc .................................        22,864
     7,000      International Paper Co ..........................       259,280
       200    * Jacobs Engineering Group, Inc ...................         6,788
       600      KB Home .........................................        30,990
     3,700      Kimberly-Clark Corp .............................       218,892
       500      Lafarge North America, Inc ......................        16,015
       700      Lennar Corp .....................................        40,698
       700      Lubrizol Corp ...................................        21,539
     1,800      Lyondell Chemical Co ............................        26,100
       700      Martin Marietta Materials, Inc ..................        26,915
     3,800      Masco Corp ......................................        91,352
     2,900      MeadWestvaco Corp ...............................        64,525
     3,800      Monsanto Co .....................................        61,940
       500      Newmont Mining Corp .............................        14,670
     1,100      Nucor Corp ......................................        57,332
       400      OM Group, Inc ...................................        21,308
     1,600    * Owens-Illinois, Inc .............................        21,360
       900    * Packaging Corp Of America .......................        15,975
     2,300    * Pactiv Corp .....................................        41,262
       300      Peabody Energy Corp .............................         7,413
     1,200    * Phelps Dodge Corp ...............................        34,548
     2,700      Plum Creek Timber Co, Inc .......................        68,337
     2,500      PPG Industries, Inc .............................       128,675
     2,400      Praxair, Inc ....................................       134,832
       700      Pulte Homes, Inc ................................        33,110

    SHARES                                                             VALUE
    ------                                                             -----
       400      Rayonier, Inc ...................................   $    18,204
     2,300      Rohm & Haas Co ..................................        78,775
     1,600      RPM, Inc ........................................        22,960
       400      Ryland Group, Inc ...............................        17,360
       100    * Sealed Air Corp .................................         1,714
       200    * Shaw Group, Inc .................................         3,050
     1,800      Sherwin-Williams Co .............................        46,440
       900      Sigma-Aldrich Corp ..............................        45,153
     2,500    * Smurfit-Stone Container Corp ....................        36,775
       800      Snap-On, Inc ....................................        19,248
     1,400      Sonoco Products Co ..............................        30,800
       400      Stanley Works ...................................        13,472
       700      Temple-Inland, Inc ..............................        33,593
       700    * Toll Brothers, Inc ..............................        18,004
     1,400      United States Steel Corp ........................        18,606
       500      Valspar Corp ....................................        19,975
     1,300      Vulcan Materials Co .............................        52,468
     3,200      Weyerhaeuser Co .................................       168,192
       600      York International Corp .........................        19,008
                                                                    -----------
                TOTAL BASIC INDUSTRIES                                3,976,268
                                                                    -----------
CONSUMER CYCLICAL--10.46%
       400    * American Axle & Manufacturing Holdings, Inc .....        11,980
       100    * American Eagle Outfitters, Inc ..................         1,641
     1,000    * American Greetings Corp (Class A) ...............        17,550
    32,800    * AOL Time Warner, Inc ............................       422,792
       900      ArvinMeritor, Inc ...............................        21,240
     1,400      Autoliv, Inc ....................................        31,626
     1,300      Belo Corp (Class A) .............................        30,797
       800    * Big Lots, Inc ...................................        15,000
       300      Blockbuster, Inc (Class A) ......................         6,996
       400      BorgWarner, Inc .................................        24,000
       100    * Brinker International, Inc ......................         2,639
     1,300      Brunswick Corp ..................................        30,251
     1,900    * Cablevision Systems Corp (Class A) ..............        20,862
       700      Callaway Golf Co ................................        10,360
       600      CBRL Group, Inc .................................        14,011
     1,800    * Charter Communications, Inc (Class A) ...........         5,490
     3,700    * Clear Channel Communications, Inc ...............       134,125
    12,900    * Comcast Corp (Class A) Special ..................       308,568
       900      Cooper Tire & Rubber Co .........................        18,639
     2,900    * Cox Communications, Inc (Class A) ...............        78,474
       200    * Cox Radio, Inc (Class A) ........................         5,122
       200    * Cumulus Media, Inc (Class A) ....................         3,370
     2,200      Dana Corp .......................................        35,398
     8,100      Delphi Corp .....................................        83,349
     1,000      Dillard's, Inc (Class A) ........................        25,480
       200      Donaldson Co, Inc ...............................         7,384
       200      Dow Jones & Co, Inc .............................         8,660
     4,200      Eastman Kodak Co ................................       119,112
       500    * Emmis Communications Corp (Class A) .............         8,785
       600    * Entravision Communications Corp (Class A) .......         7,140
       800    * Extended Stay America, Inc ......................        11,008
     2,900    * Federated Department Stores, Inc ................       104,777
     1,200    * Foot Locker, Inc ................................        11,676
    26,300      Ford Motor Co ...................................       280,095
       300      Forest City Enterprises, Inc (Class A) ..........        10,515
     1,000    * Fox Entertainment Group, Inc (Class A) ..........        23,060
     3,900      Gannett Co, Inc .................................       296,868
     1,600    * Gemstar-TV Guide International, Inc .............         5,440
     8,100      General Motors Corp .............................       357,048
     2,500      Genuine Parts Co ................................        80,475
     2,100      Goodyear Tire & Rubber Co .......................        26,166
       100    * Harrah's Entertainment, Inc .....................         4,850
       200      Harte-Hanks, Inc ................................         4,218
       200    * Hearst-Argyle Television, Inc ...................         4,862

                       SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
CONSUMER CYCLICAL--(CONTINUED)
     3,800      Hilton Hotels Corp ..............................   $    42,940
       300    * Hispanic Broadcasting Corp ......................         5,571
       500    * Interactive Data Corp ...........................         6,650
       200      International Speedway Corp (Class A) ...........         8,094
     3,900      J.C. Penney Co, Inc .............................        71,370
     1,300      Johnson Controls, Inc ...........................       106,184
     1,600    * Jones Apparel Group, Inc ........................        58,896
     1,200      Knight Ridder, Inc ..............................        75,828
       300    * Lamar Advertising Co ............................         9,333
       700      La-Z-Boy, Inc ...................................        17,500
       900    * Lear Corp .......................................        42,570
       600      Lee Enterprises, Inc ............................        20,652
     2,000      Leggett & Platt, Inc ............................        42,280
    37,700    * Liberty Media Corp (Class A) ....................       312,910
     3,800      Limited Brands, Inc .............................        59,964
       100    * Lin TV Corp (Class A) ...........................         2,470
     1,500      Liz Claiborne, Inc ..............................        41,595
       500    * Mandalay Resort Group ...........................        15,535
     1,300      Marriott International, Inc (Class A) ...........        40,560
     4,200      May Department Stores Co ........................       113,358
       300      McClatchy Co (Class A) ..........................        17,763
    18,500      McDonald's Corp .................................       379,805
       400      McGraw-Hill Cos, Inc ............................        25,192
       200      Media General, Inc (Class A) ....................        10,510
       500      Meredith Corp ...................................        21,685
       300    * Metro-Goldwyn-Mayer, Inc ........................         3,618
       900    * MGM Mirage ......................................        32,490
       100    * MSC Industrial Direct Co (Class A) ..............         1,153
       500    * Neiman Marcus Group, Inc (Class A) ..............        15,800
       600      New York Times Co (Class A) .....................        29,262
       300      Nike, Inc (Class B) .............................        12,519
     1,400      Nordstrom, Inc ..................................        29,736
       100    * O'Reilly Automotive, Inc ........................         3,096
       400    * Outback Steakhouse, Inc .........................        11,064
     3,900    * Park Place Entertainment Corp ...................        35,022
       200    * Performance Food Group Co .......................         6,538
       900      Pier 1 Imports, Inc .............................        17,703
       400    * Polo Ralph Lauren Corp ..........................         9,452
     1,300      R.R. Donnelley & Sons Co ........................        32,383
       500    * Radio One, Inc (Class D) ........................         8,715
     1,000      Reader's Digest Association, Inc (Class A) ......        16,490
       700    * Reebok International Ltd ........................        16,926
       100    * Regal Entertainment Group (Class A) .............         1,820
     1,800    * Saks, Inc .......................................        21,546
       200    * Scholastic Corp .................................         9,344
       200    * Scotts Co (Class A) .............................         8,600
     4,100      Sears Roebuck & Co ..............................       185,320
     1,300    * Six Flags, Inc ..................................         6,331
       100    * Sonic Automotive, Inc ...........................         2,094
       400      Steelcase, Inc (Class A) ........................         5,180
     2,800      Tribune Co ......................................       117,600
     1,500      TRW, Inc ........................................        88,050
       500    * U.S.A. Networks, Inc ............................        10,705
       700    * UnitedGlobalcom, Inc (Class A) ..................         1,218
       700    * Valassis Communications, Inc ....................        26,481
     1,200      VF Corp .........................................        47,196
    13,600    * Viacom, Inc (Class B) ...........................       577,728
     1,900      Visteon Corp ....................................        21,185
    29,600      Walt Disney Co ..................................       458,800
       100      Washington Post Co (Class B) ....................        63,101
       700      Wendy's International, Inc ......................        22,582
       900      Whirlpool Corp ..................................        46,566
       900    * Yum! Brands, Inc ................................        26,397

    SHARES                                                             VALUE
    ------                                                             -----
       300    * Zale Corp .......................................   $     9,702
                                                                    -----------
                TOTAL CONSUMER CYCLICAL                               6,320,627
                                                                    -----------
CONSUMER NON-CYCLICAL--7.57%
       500      Alberto-Culver Co (Class B) .....................        24,975
     5,500      Albertson's, Inc ................................       148,610
     4,200      Anheuser-Busch Cos, Inc .........................       220,500
     8,300      Archer Daniels Midland Co .......................       100,181
     2,900    * Autonation, Inc .................................        36,424
     3,400      Avon Products, Inc ..............................       170,034
       500    * Barnes & Noble, Inc .............................        12,000
     1,000    * Borders Group, Inc ..............................        18,690
     3,300      Campbell Soup Co ................................        74,448
       200      Church & Dwight Co, Inc .........................         6,462
       200    * Circuit City Stores, Inc (Carmax Group) .........         3,700
     2,700      Circuit City Stores, Inc (Circuit City Group) ...        45,117
     1,200      Clorox Co .......................................        51,600
     4,400      Coca-Cola Co ....................................       218,460
       200      Coca-Cola Enterprises, Inc ......................         4,220
       900      Colgate-Palmolive Co ............................        49,950
     7,800      Conagra Foods, Inc ..............................       197,808
       600    * Constellation Brands, Inc (Class A) .............        17,550
       400      Coors (Adolph) Co (Class B) .....................        24,944
     3,200    * Costco Wholesale Corp ...........................       108,640
     5,700      CVS Corp ........................................       169,347
     1,300    * Dean Foods Co ...................................        50,648
       600      Dial Corp .......................................        12,180
       600      Dole Food Co ....................................        15,366
     1,200    * Energizer Holdings, Inc .........................        36,744
       400      Estee Lauder Cos (Class A) ......................        12,608
       200      Ethan Allen Interiors, Inc ......................         6,740
       300    * Furniture Brands International, Inc .............         6,990
       100    * Gamestop Corp ...................................         1,960
     1,500      General Mills, Inc ..............................        63,375
     6,300      Gillette Co .....................................       195,993
     2,000      Hasbro, Inc .....................................        25,000
       700      Hershey Foods Corp ..............................        51,674
     2,600      H.J. Heinz Co ...................................        93,262
     1,100      Hormel Foods Corp ...............................        24,167
       600      International Flavors & Fragrances, Inc .........        18,654
     1,700      Kellogg Co ......................................        55,403
     3,000      Kraft Foods, Inc (Class A) ......................       118,470
     2,700    * Kroger Co .......................................        49,167
       400      Lancaster Colony Corp ...........................        17,876
       400      Loews Corp (Carolina Group) .....................         9,100
       500      Mattel, Inc .....................................        10,015
     1,000      McCormick & Co, Inc (Non-Vote) ..................        22,490
     3,700      Newell Rubbermaid, Inc ..........................       125,356
     4,400    * Office Depot, Inc ...............................        60,632
     1,200      PepsiAmericas, Inc ..............................        17,508
    12,100      Philip Morris Cos, Inc ..........................       560,230
     7,700      Procter & Gamble Co .............................       708,400
     1,300      R.J. Reynolds Tobacco Holdings, Inc .............        68,003
     3,500    * Rite Aid Corp ...................................         9,275
     4,200    * Safeway, Inc ....................................       113,400
     5,700      Sara Lee Corp ...................................       105,621
     1,600    * Smithfield Foods, Inc ...........................        29,056
       100    * Ticketmaster (Class B) ..........................         1,681
     2,800    * Toys "R" Us, Inc ................................        37,268
     3,300      Tyson Foods, Inc (Class A) ......................        40,095
     1,200      UST, Inc ........................................        36,468
       900      Winn-Dixie Stores, Inc ..........................        14,643
       800      Wrigley (Wm.) Jr Co .............................        40,536
                                                                    -----------
                TOTAL CONSUMER NON-CYCLICAL .....................     4,569,714
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
ENERGY--10.54%
       500      Amerada Hess Corp ...............................   $    35,060
     2,000      Anadarko Petroleum Corp .........................        89,800
     2,000      Apache Corp .....................................       114,580
     1,000      Ashland, Inc ....................................        29,350
       300      Baker Hughes, Inc ...............................         8,496
     2,300      Burlington Resources, Inc .......................        86,940
    15,500      ChevronTexaco Corp ..............................     1,134,445
     9,800      ConocoPhillips ..................................       509,110
     2,100      Devon Energy Corp ...............................       101,661
       300      Diamond Offshore Drilling, Inc ..................         6,273
       400      Ensco International, Inc ........................        10,100
     1,700      EOG Resources, Inc ..............................        59,874
    98,500      Exxon Mobil Corp ................................     3,356,880
       200    * Forest Oil Corp .................................         5,316
     3,200      Halliburton Co ..................................        45,216
       700      Helmerich & Payne, Inc ..........................        24,024
     1,500      Kerr-McGee Corp .................................        66,330
     4,500      Marathon Oil Corp ...............................       110,835
       100      Murphy Oil Corp .................................         8,578
       400    * National-Oilwell, Inc ...........................         7,568
       300    * Newfield Exploration Co .........................         9,780
       400      Noble Energy, Inc ...............................        12,920
     5,400      Occidental Petroleum Corp .......................       157,248
       700      Ocean Energy, Inc ...............................        13,790
       100    * Patterson-UTI Energy, Inc .......................         2,530
     1,200    * Pennzoil-Quaker State Co ........................        26,196
     1,400    * Pioneer Natural Resources Co ....................        35,714
       700      Pogo Producing Co ...............................        23,205
       300    * Premcor, Inc ....................................         5,280
       800    * Pride International, Inc ........................        10,600
       600      Rowan Cos, Inc ..................................        11,484
     1,000      Sunoco, Inc .....................................        33,290
       400      Tidewater, Inc ..................................        11,344
     3,600      Unocal Corp .....................................       117,864
     1,500      Valero Energy Corp ..............................        46,260
       400    * Varco International, Inc ........................         7,096
     1,500      XTO Energy, Inc .................................        30,795
                                                                    -----------
                TOTAL ENERGY                                          6,365,832
                                                                    -----------
FINANCIAL SERVICES--33.15%
       100      21st Century Insurance Group ....................         1,191
     1,200      A.G. Edwards, Inc ...............................        43,860
       100    * Affiliated Managers Group, Inc ..................         4,992
     3,900      Aflac, Inc ......................................       117,390
       300      Allied Capital Corp .............................         6,846
       800      Allmerica Financial Corp ........................        16,872
    10,300      Allstate Corp ...................................       386,353
     1,200      AMB Property Corp ...............................        34,980
     1,100      Ambac Financial Group, Inc ......................        62,986
     6,400      American Express Co .............................       218,816
       400      American Financial Group, Inc ...................         9,644
    18,800      American International Group, Inc ...............     1,101,680
       100      American National Insurance Co ..................         7,780
       300    * AmeriCredit Corp ................................         4,053
       600      AmerUs Group Co .................................        18,942
     5,300      AmSouth Bancorp .................................       115,063
     1,200      Annaly Mortgage Management, Inc .................        23,664
     3,500      AON Corp ........................................        74,200
     1,200      Apartment Investment & Management Co (Class A) ..        50,148
     2,600      Archstone-Smith Trust ...........................        67,470
       800      Arden Realty, Inc ...............................        19,680
     1,100      Associated Banc-Corp ............................        36,014
     1,200      Astoria Financial Corp ..........................        32,640
       900      AvalonBay Communities, Inc ......................        40,095
     1,200      Bancorpsouth, Inc ...............................        24,804

    SHARES                                                             VALUE
    ------                                                             -----
    22,400      Bank Of America Corp ............................   $ 1,529,920
     1,000      Bank Of Hawaii Corp .............................        28,560
     6,900      Bank Of New York Co, Inc ........................       224,733
    17,100      Bank One Corp ...................................       672,372
     2,100      Banknorth Group, Inc ............................        51,765
     7,000      BB&T Corp .......................................       261,590
     1,400      Bear Stearns Cos, Inc ...........................        85,554
       500      Berkley (W.R.) Corp .............................        17,175
       200    * BOK Financial Corp ..............................         6,748
     1,000      Boston Properties, Inc ..........................        38,550
       700      BRE Properties, Inc (Class A) ...................        22,330
       500      Camden Property Trust ...........................        17,465
       300      Capitol Federal Financial .......................         7,185
       800      CarrAmerica Realty Corp .........................        21,680
       300    * Catellus Development Corp .......................         5,850
       300      Centerpoint Properties Corp .....................        16,785
     3,200      Charter One Financial, Inc ......................        99,743
     2,400      Chubb Corp ......................................       148,104
     2,000      Cincinnati Financial Corp .......................        73,700
    60,800      Citigroup, Inc ..................................     1,787,520
       700      Citizens Banking Corp ...........................        17,430
       600      City National Corp ..............................        30,258
       400    * CNA Financial Corp ..............................        11,020
     1,700      Colonial Bancgroup, Inc .........................        22,406
     2,600      Comerica, Inc ...................................       139,100
       900      Commerce Bancshares, Inc ........................        37,980
     1,900      Compass Bancshares, Inc .........................        60,553
     1,500      Countrywide Credit Industries, Inc ..............        78,150
       500      Cousins Properties, Inc .........................        11,890
     1,200      Crescent Real Estate Equities Co ................        20,616
       700      Cullen/Frost Bankers, Inc .......................        25,018
       800      Developers Diversified Realty Corp ..............        18,304
       100      Doral Financial Corp ............................         4,259
       300      Downey Financial Corp ...........................        10,791
     2,000      Duke Realty Corp ................................        52,000
     2,100    * E*trade Group, Inc ..............................        10,164
     6,100      Equity Office Properties Trust ..................       168,482
     4,000      Equity Residential ..............................       107,080
       300      Erie Indemnity Co (Class A) .....................        13,230
     1,400      Fidelity National Financial, Inc ................        42,126
     1,000      First American Corp .............................        21,290
       700      First Midwest Bancorp, Inc ......................        19,481
     1,800      First Tennessee National Corp ...................        66,150
     1,000      First Virginia Banks, Inc .......................        37,940
     1,200      FirstMerit Corp .................................        28,836
    15,200      FleetBoston Financial Corp ......................       352,184
       600      FNB Corp ........................................        17,808
     2,500      Franklin Resources, Inc .........................        84,775
       700      Freddie Mac .....................................        43,771
     1,500      Fulton Financial Corp ...........................        27,810
       900      General Growth Properties, Inc ..................        45,000
     1,000      Golden State Bancorp, Inc .......................        32,660
     1,800      Golden West Financial Corp ......................       114,840
     3,500      Goldman Sachs Group, Inc ........................       255,500
       500      Greater Bay Bancorp .............................        10,925
     1,200      Greenpoint Financial Corp .......................        55,164
     3,600      Hartford Financial Services Group, Inc ..........       173,520
       800      HCC Insurance Holdings, Inc .....................        20,000
       800      Health Care Property Investors, Inc .............        34,024
     2,300      Hibernia Corp (Class A) .........................        48,093
       700      Highwoods Properties, Inc .......................        16,625
       900      Hospitality Properties Trust ....................        30,582
     3,400    * Host Marriott Corp ..............................        34,068
     5,500      Household International, Inc ....................       190,685
     1,100      Hudson City Bancorp, Inc ........................        19,261

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--(CONTINUED)
       500      Hudson United Bancorp ...........................   $    13,980
     3,600      Huntington Bancshares, Inc ......................        69,660
       800      Independence Community Bank Corp ................        22,320
       800    * IndyMac Bancorp, Inc ............................        17,920
       600      Instinet Group, Inc .............................         3,156
       600      iStar Financial, Inc ............................        17,088
     2,200      Jefferson-Pilot Corp ............................        92,224
     4,300      John Hancock Financial Services, Inc ............       129,129
    28,900      J.P. Morgan Chase & Co ..........................       636,956
     6,200      KeyCorp .........................................       162,936
     1,300      Kimco Realty Corp ...............................        41,080
       600    * LaBranche & Co, Inc .............................        13,248
       400      Legg Mason, Inc .................................        18,404
     3,500      Lehman Brothers Holdings, Inc ...................       192,290
       500      Leucadia National Corp ..........................        17,060
     2,700      Lincoln National Corp ...........................        88,695
     1,100      M & T Bank Corp .................................        87,956
       600      Mack-Cali Realty Corp ...........................        19,968
       100    * Markel Corp .....................................        20,936
       400      Marsh & McLennan Cos, Inc .......................        18,620
     3,100      Marshall & Ilsley Corp ..........................        93,310
     2,100      MBIA, Inc .......................................        96,432
     3,300      Mellon Financial Corp ...........................        88,638
     1,000      Mercantile Bankshares Corp ......................        39,110
       400      Mercury General Corp ............................        17,428
    12,500      Merrill Lynch & Co, Inc .........................       454,625
     4,300      MetLife, Inc ....................................       107,285
     1,300      MGIC Investment Corp ............................        71,799
       700      MONY Group, Inc .................................        18,690
    16,000      Morgan Stanley ..................................       638,720
     8,800      National City Corp ..............................       260,568
     3,000      National Commerce Financial Corp ................        77,010
       300      Nationwide Financial Services, Inc (Class A) ....         8,700
       100      Neuberger Berman, Inc ...........................         3,005
     1,400      New Plan Excel Realty Trust .....................        27,622
     1,000      New York Community Bancorp, Inc .................        28,150
     1,800      North Fork Bancorp, Inc .........................        69,084
     1,400      Northern Trust Corp .............................        55,510
       600      Old National Bancorp ............................        15,240
     1,700      Old Republic International Corp .................        54,910
       100      Park National Corp ..............................         9,665
       400      People's Bank ...................................         9,188
     1,500      Phoenix Cos, Inc ................................        23,370
     1,300      PMI Group, Inc ..................................        41,236
     4,100      PNC Financial Services Group, Inc ...............       183,680
     2,000      Popular, Inc ....................................        68,060
     4,500    * Principal Financial Group .......................       127,620
     1,100      Progressive Corp ................................        59,686
     2,300      Prologis ........................................        57,868
     1,000      Protective Life Corp ............................        31,770
       300      Provident Financial Group, Inc ..................         8,346
     2,300    * Providian Financial Corp ........................        12,903
     8,500    * Prudential Financial, Inc .......................       251,005
     1,400      Public Storage, Inc .............................        44,744
     1,300      Radian Group, Inc ...............................        51,922
       600      Raymond James Financial, Inc ....................        17,070
       800      Reckson Associates Realty Corp ..................        18,800
       300      Regency Centers Corp ............................         9,273
     3,300      Regions Financial Corp ..........................       112,728
       200      Reinsurance Group Of America, Inc ...............         5,598
     1,100      Roslyn Bancorp, Inc .............................        20,680
       900      Rouse Co ........................................        28,791
     1,900      Safeco Corp .....................................        62,377
       600    * Silicon Valley Bancshares .......................        12,804

    SHARES                                                             VALUE
    ------                                                             -----
     1,900      Simon Property Group, Inc .......................   $    67,032
     1,000      Sky Financial Group, Inc ........................        19,830
     5,000      SouthTrust Corp .................................       125,850
     3,800      Sovereign Bancorp, Inc ..........................        52,820
     3,300      St. Paul Cos, Inc ...............................       105,930
       400      Stancorp Financial Group, Inc ...................        21,900
     1,600      Starwood Hotels & Resorts Worldwide, Inc ........        39,008
     1,500      State Street Corp ...............................        61,020
     2,900      Stilwell Financial, Inc .........................        42,398
       100      Student Loan Corp ...............................         9,460
     3,600      SunTrust Banks, Inc .............................       234,540
     1,000      T Rowe Price Group, Inc .........................        27,000
       400      TCF Financial Corp ..............................        18,480
     1,800      Torchmark Corp ..................................        65,304
       300      Transatlantic Holdings, Inc .....................        21,156
    13,800    * Travelers Property Casualty Corp (Class B) ......       199,410
     1,300      Trizec Properties, Inc ..........................        15,444
       600      Trustmark Corp ..................................        14,340
    27,800      U.S. Bancorp ....................................       568,788
     2,900      Union Planters Corp .............................        84,535
       700      UnionBanCal Corp ................................        31,318
     1,600      United Dominion Realty Trust, Inc ...............        25,680
       600    * United Rentals, Inc .............................         8,004
       700      Unitrin, Inc ....................................        21,742
     3,500      UnumProvident Corp ..............................        79,905
     1,400      Valley National Bancorp .........................        38,430
     1,000      Vornado Realty Trust ............................        41,000
    19,900      Wachovia Corp ...................................       699,087
       900      Washington Federal, Inc .........................        20,700
    14,100      Washington Mutual, Inc ..........................       496,320
       700      Webster Financial Corp ..........................        24,528
       700      Weingarten Realty Investors .....................        26,593
    22,600      Wells Fargo & Co ................................     1,109,208
       400      Westamerica Bancorp .............................        16,528
       600      Whitney Holding Corp ............................        19,710
     1,000      Wilmington Trust Corp ...........................        29,600
     1,300      Zions Bancorp ...................................        66,300
                                                                    -----------
                TOTAL FINANCIAL SERVICES                             20,026,885
                                                                    -----------
HEALTH CARE--4.01%
     2,100      Aetna, Inc ......................................        82,425
       300      AmerisourceBergen Corp ..........................        21,585
       400    * Anthem, Inc .....................................        27,200
       700    * Apogent Technologies, Inc .......................        14,392
       200      Applera Corp (Applied Biosystems Group) .........         3,860
       800      Bard (C.R.), Inc ................................        44,128
       700      Bausch & Lomb, Inc ..............................        23,282
     3,200      Becton Dickinson & Co ...........................        96,448
    17,700      Bristol-Myers Squibb Co .........................       462,147
     1,900      Cigna Corp ......................................       149,397
       200    * Community Health Systems, Inc ...................         4,820
       300    * Coventry Health Care, Inc .......................         9,675
       300    * Edwards Lifesciences Corp .......................         7,428
       300    * Genentech, Inc ..................................         9,129
       400    * Genzyme Corp (General Division) .................         7,360
     1,300    * Health Net, Inc .................................        29,471
     5,300    * Healthsouth Corp ................................        24,857
       200    * Henry Schein, Inc ...............................        10,846
       700      Hillenbrand Industries, Inc .....................        41,195
       900    * Human Genome Sciences, Inc ......................        11,655
     2,500    * Humana, Inc .....................................        33,200
       900      ICN Pharmaceuticals, Inc ........................         9,207
       800    * ICOS Corp .......................................        18,976
       400    * Invitrogen Corp .................................        14,516
     1,400      Lilly (Eli) & Co ................................        81,298
       900    * Manor Care, Inc .................................        21,213

                       SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
HEALTH CARE--(CONTINUED)
       600      McKesson Corp ...................................   $    18,804
       100    * Medicis Pharmaceutical Corp (Class A) ...........         4,263
    13,800      Merck & Co, Inc .................................       679,926
     1,800    * Millennium Pharmaceuticals, Inc .................        21,078
       100      Mylan Laboratories, Inc .........................         3,280
       500      Omnicare, Inc ...................................        11,300
     1,600      Pall Corp .......................................        27,856
       900    * Quintiles Transnational Corp ....................         8,820
       200    * Renal Care Group, Inc ...........................         6,646
       100    * Ribapharm, Inc ..................................           452
    12,800      Schering-Plough Corp ............................       302,976
       100    * SICOR, Inc ......................................         1,544
       100    * Steris Corp .....................................         2,275
       500    * Triad Hospitals, Inc ............................        19,010
     1,000    * Vertex Pharmaceuticals, Inc .....................        19,800
       900    * Watson Pharmaceuticals, Inc .....................        23,004
     2,100    * WebMD Corp ......................................        12,621
                                                                    -----------
                TOTAL HEALTH CARE                                     2,423,365
                                                                    -----------
OTHER--2.45%
    15,800    * Cendant Corp ....................................       228,626
       700      Crane Co ........................................        14,910
     2,900      Dover Corp ......................................        80,040
       200    * Dun & Bradstreet Corp ...........................         7,092
       600      First Industrial Realty Trust, Inc ..............        19,644
     2,200      Fortune Brands, Inc .............................       115,764
       100    * Getty Images, Inc ...............................         1,939
       300    * GTECH Holdings Corp .............................         7,206
       800      HON Industries, Inc .............................        21,408
    10,800      Honeywell International, Inc ....................       254,448
     1,200      ITT Industries, Inc .............................        79,680
     1,100      Liberty Property Trust ..........................        35,266
     1,900      Loews Corp ......................................        95,494
       400      Manpower, Inc ...................................        12,948
       700      Pentair, Inc ....................................        28,651
       800      Pittston Brink's Group ..........................        19,208
     4,400      Servicemaster Co ................................        48,796
       300    * SPX Corp ........................................        32,283
     1,900      Supervalu, Inc ..................................        39,824
       400      Teleflex, Inc ...................................        18,908
     1,700      Textron, Inc ....................................        61,710
       400    * TMP Worldwide, Inc ..............................         4,380
     4,300      United Technologies Corp ........................       249,400
       200      Viad Corp .......................................         4,482
                                                                    -----------
                TOTAL OTHER                                           1,482,107
                                                                    -----------
PRODUCER DURABLES--2.87%
     1,600      3M Co ...........................................       191,728
       500    * AGCO Corp .......................................        10,530
       300    * Allied Waste Industries, Inc ....................         2,310
       700      American Water Works Co, Inc ....................        31,206
     5,000      Caterpillar, Inc ................................       203,200
       500      Cummins, Inc ....................................        13,985
     3,500      Deere & Co ......................................       167,965
     1,000      Eaton Corp ......................................        67,460
     6,100      Emerson Electric Co .............................       278,038
       100    * Flowserve Corp ..................................         1,735
       700    * FMC Technologies, Inc ...........................        12,922
       600      GATX Corp .......................................        14,178
       600      Harsco Corp .....................................        17,448
       700      Hubbell, Inc (Class B) ..........................        21,889
     1,700      Illinois Tool Works, Inc ........................       107,610
       800      Navistar International Corp .....................        19,448
     1,600      Paccar, Inc .....................................        54,912
     1,700      Parker Hannifin Corp ............................        64,413
       800      Philadelphia Suburban Corp ......................        15,000

    SHARES                                                             VALUE
    ------                                                             -----
     1,400      Pitney Bowes, Inc ...............................   $    46,942
     2,200    * Republic Services, Inc ..........................        42,350
     2,400      Rockwell Automation, Inc ........................        42,816
       700      Timken Co .......................................        12,600
     6,800      Waste Management, Inc ...........................       171,496
     1,100      WW Grainger, Inc ................................        47,641
    10,500    * Xerox Corp ......................................        74,550
                                                                    -----------
                TOTAL PRODUCER DURABLES .........................     1,734,372
                                                                    -----------
TECHNOLOGY--5.10%
     5,200    * 3Com Corp .......................................        25,636
       300    * Acxiom Corp .....................................         5,526
       800    * Adaptec, Inc ....................................         4,480
     6,800    * ADC Telecommunications, Inc .....................         9,928
       600    * Advanced Fibre Communications, Inc ..............        10,056
     3,400    * Advanced Micro Devices, Inc .....................        24,514
    10,500    * Agere Systems, Inc (Class B) ....................        13,965
     3,500    * Agilent Technologies, Inc .......................        52,430
       200    * Alliance Data Systems Corp ......................         3,038
     2,100    * American Power Conversion Corp ..................        24,444
       500    * Amkor Technology, Inc ...........................           995
     1,400    * Andrew Corp .....................................        11,704
     5,200    * Apple Computer, Inc .............................        73,684
     2,200    * Applied Micro Circuits Corp .....................         8,294
     1,100    * Arrow Electronics, Inc ..........................        16,577
     1,700    * Atmel Corp ......................................         3,026
     1,200      Autodesk, Inc ...................................        16,188
     4,600    * Avaya, Inc ......................................         9,430
     1,600    * Avnet, Inc ......................................        22,000
       800      AVX Corp ........................................         8,488
     1,600    * BMC Software, Inc ...............................        23,552
     1,300    * Broadcom Corp (Class A) .........................        19,825
       500    * Ceridian Corp ...................................         7,685
       500    * Checkfree Corp ..................................         6,525
     3,100    * CIENA Corp ......................................        12,772
       300    * Citrix Systems, Inc .............................         1,902
     5,800      Computer Associates International, Inc ..........        64,322
     2,100    * Computer Sciences Corp ..........................        73,290
     2,700    * Compuware Corp ..................................         9,018
     1,400    * Comverse Technology, Inc ........................        10,934
     1,900    * Conexant Systems, Inc ...........................         2,546
     7,800    * Corning, Inc ....................................        15,678
       400    * Cypress Semiconductor Corp ......................         3,656
     1,000      Diebold, Inc ....................................        36,110
     1,100      Electronic Data Systems Corp ....................        42,834
    14,200    * EMC Corp ........................................        92,016
       200    * Emulex Corp .....................................         3,430
       200      Equifax, Inc ....................................         4,702
       100    * Fairchild Semiconductor International, Inc (Class A)      1,020
     2,600    * Gateway, Inc ....................................         8,294
       400      Harris Corp .....................................        13,100
    39,300      Hewlett-Packard Co ..............................       530,550
     2,000    * i2 Technologies, Inc ............................         1,534
     2,100      IKON Office Solutions, Inc ......................        19,509
       900    * Ingram Micro, Inc (Class A) .....................        12,042
       700    * Integrated Device Technology, Inc ...............         8,295
    13,300      International Business Machines Corp ............       966,245
       100    * International Rectifier Corp ....................         1,885
       600    * Intersil Corp (Class A) .........................         9,300
       300    * Iron Mountain, Inc ..............................         7,818
       200    * Jabil Circuit, Inc ..............................         3,578
     8,800    * JDS Uniphase Corp ...............................        22,528
       600    * Juniper Networks, Inc ...........................         3,972
     1,200    * Kemet Corp ......................................        14,076
     2,700    * LSI Logic Corp ..................................        20,601
    49,800    * Lucent Technologies, Inc ........................        62,748

                       SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL LARGE-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
TECHNOLOGY--(CONTINUED)
       200    * Macromedia, Inc .................................   $     1,698
     3,900    * Micron Technology, Inc ..........................        64,350
       300      Molex, Inc ......................................         7,860
    11,300      Motorola, Inc ...................................       130,063
       400    * National Semiconductor Corp .....................         5,276
     1,200    * NCR Corp ........................................        31,596
       200    * Novellus Systems, Inc ...........................         4,770
       100    * Perot Systems Corp (Class A) ....................         1,229
       400    * Polycom, Inc ....................................         3,492
       300    * Rational Software Corp ..........................         1,851
       200    * RealNetworks, Inc ...............................           850
     3,500    * Sanmina-SCI Corp ................................        11,624
     2,300      Scientific-Atlanta, Inc .........................        31,050
     6,000    * Solectron Corp ..................................        19,500
     1,300    * Storage Technology Corp .........................        17,394
    24,300    * Sun Microsystems, Inc ...........................        75,622
       700    * Sybase, Inc .....................................         9,275
     1,600      Symbol Technologies, Inc ........................        14,064
       500    * Tech Data Corp ..................................        16,220
     1,000    * Tektronix, Inc ..................................        17,270
     3,300    * Tellabs, Inc ....................................        16,599
       600    * Teradyne, Inc ...................................         7,380
     1,800    * Thermo Electron Corp ............................        30,600
     3,900    * Unisys Corp .....................................        33,150
     1,600    * VeriSign, Inc ...................................        12,112
       800    * Veritas Software Corp ...........................        14,192
     1,800    * Vishay Intertechnology, Inc .....................        20,178
                                                                    -----------
                TOTAL TECHNOLOGY                                      3,081,560
                                                                    -----------
TRANSPORTATION--1.60%
     2,300    * AMR Corp ........................................        16,928
     5,600      Burlington Northern Santa Fe Corp ...............       152,432
       700      CNF, Inc ........................................        21,847
       900    * Continental Airlines, Inc (Class B) .............         7,695
     3,100      CSX Corp ........................................        89,683
     1,800      Delta Air Lines, Inc ............................        26,946
     4,300      FedEx Corp ......................................       191,350
       100    * JetBlue Airways Corp ............................         4,336
     5,600      Norfolk Southern Corp ...........................       119,224
       800    * Northwest Airlines Corp .........................         7,080
       800      Ryder System, Inc ...............................        21,048
       300      Skywest, Inc ....................................         4,365
     5,600      Southwest Airlines Co ...........................        77,560
       400    * Swift Transportation Co, Inc ....................         7,352
     3,700      Union Pacific Corp ..............................       219,928
                                                                    -----------
                TOTAL TRANSPORTATION                                    967,774
                                                                    -----------
UTILITIES--13.38%
    55,400      A T & T Corp ....................................       704,688
    16,200    * A T & T Wireless Services, Inc ..................        84,078
     3,600    * AES Corp ........................................        11,376
     1,800      Allegheny Energy, Inc ...........................        28,386
     1,100      Allete, Inc .....................................        26,323
     1,300      Alliant Energy Corp .............................        26,884
     4,500      Alltel Corp .....................................       211,320
     2,100      Ameren Corp .....................................        87,633
     4,700      American Electric Power Co, Inc .................       138,180
     2,600      Aquila, Inc .....................................        11,804
    27,200      BellSouth Corp ..................................       626,960
     3,600    * Calpine Corp ....................................        13,824
     2,100      CenturyTel, Inc .................................        55,461
     2,400      Cinergy Corp ....................................        77,640
     2,200    * Citizens Communications Co ......................        15,356
     1,800      CMS Energy Corp .................................        17,604
     3,100      Consolidated Edison, Inc ........................       122,915

    SHARES                                                             VALUE
    ------                                                             -----
     2,400      Constellation Energy Group, Inc .................   $    63,672
     4,000      Dominion Resources, Inc .........................       232,000
     1,800      DPL, Inc ........................................        30,618
     2,300      DTE Energy Co ...................................        95,979
    12,000      Duke Energy Corp ................................       275,760
     3,900    * Dynegy, Inc (Class A) ...........................         6,747
     4,700    * Edison International ............................        52,123
     8,500      El Paso Corp ....................................       132,600
     2,100      Energy East Corp ................................        41,895
     3,200      Entergy Corp ....................................       130,880
       900      Equitable Resources, Inc ........................        32,085
     4,700      Exelon Corp .....................................       206,142
     4,000      FirstEnergy Corp ................................       123,360
     2,600      FPL Group, Inc ..................................       134,862
       900      Great Plains Energy, Inc ........................        17,892
       500      Hawaiian Electric Industries, Inc ...............        21,865
       500      Idacorp, Inc ....................................        12,230
       700    * IDT Corp ........................................        11,858
     2,000      KeySpan Corp ....................................        67,460
       500      Kinder Morgan, Inc ..............................        20,765
     1,000      MDU Resources Group, Inc ........................        23,330
     4,900    * Mirant Corp .....................................        15,533
     1,000      National Fuel Gas Co ............................        20,690
       600      Nicor, Inc ......................................        17,118
     3,000      NiSource, Inc ...................................        55,980
     1,900      Northeast Utilities .............................        32,243
       800      NSTAR ...........................................        32,136
     1,100      OGE Energy Corp .................................        19,965
     5,600    * P G & E Corp ....................................        71,792
       500      Peoples Energy Corp .............................        17,620
     2,200      Pepco Holdings, Inc .............................        45,100
     1,100      Pinnacle West Capital Corp ......................        34,430
     2,100      PPL Corp ........................................        66,171
     3,200      Progress Energy, Inc ............................       135,552
     3,000      Public Service Enterprise Group, Inc ............        98,250
     1,300      Puget Energy, Inc ...............................        26,624
     1,100      Questar Corp ....................................        26,488
     9,900    * Qwest Communications International, Inc .........        34,551
     3,900      Reliant Energy, Inc .............................        44,460
       700    * Reliant Resources, Inc ..........................         2,870
    48,500      SBC Communications, Inc .........................     1,190,675
     1,500      SCANA Corp ......................................        38,745
     2,600      Sempra Energy ...................................        56,446
    10,200      Southern Co .....................................       276,930
    12,900      Sprint Corp (FON Group) .........................       129,129
     2,200      TECO Energy, Inc ................................        35,640
       800      Telephone & Data Systems, Inc ...................        47,288
     3,900      TXU Corp ........................................       172,770
       200    * U.S. Cellular Corp ..............................         6,478
     1,000      Vectren Corp ....................................        23,490
    39,500      Verizon Communications, Inc .....................     1,198,825
     6,400      Williams Cos, Inc ...............................        17,920
     1,700      Wisconsin Energy Corp ...........................        42,687
     5,800      Xcel Energy, Inc ................................        53,824
                                                                    -----------
                TOTAL UTILITIES                                       8,082,975
                                                                    -----------
                TOTAL COMMON STOCK
                  (COST $59,801,852)                                 60,167,358
                                                                    -----------
                TOTAL PORTFOLIO--99.59%
                  (COST $59,801,852)                                 60,167,358
                OTHER ASSETS & LIABILITIES, NET--0.41%                  249,026
                                                                    -----------
                NET ASSETS--100.00%                                 $60,416,384
                                                                    -----------

----------
*  Non-income producing

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
COMMON STOCK--99.31%
AEROSPACE AND DEFENSE--1.33%
     4,600      Boeing Co .......................................   $   163,668
     1,100      General Dynamics Corp ...........................        91,322
       600      Goodrich Corp ...................................        12,774
     2,500      Lockheed Martin Corp ............................       164,325
       600      Northrop Grumman Corp ...........................        75,600
       700      PerkinElmer, Inc ................................         3,745
     2,200      Raytheon Co .....................................        77,836
     1,000      Rockwell Collins, Inc ...........................        20,250
                                                                    -----------
                TOTAL AEROSPACE AND DEFENSE                             609,520
                                                                    -----------
BASIC INDUSTRIES--3.68%
     1,300      Air Products & Chemicals, Inc ...................        59,072
     4,700      Alcoa, Inc ......................................       103,353
       400      Allegheny Technologies, Inc .....................         3,160
       400    * American Standard Cos, Inc ......................        28,536
       600      Avery Dennison Corp .............................        36,000
       300      Ball Corp .......................................        16,170
       300      Bemis Co ........................................        15,693
       400      Black & Decker Corp .............................        17,548
       300      Boise Cascade Corp ..............................         7,665
       300      Centex Corp .....................................        14,940
     5,000      Dow Chemical Co .................................       144,950
     5,500      Du Pont (E.I.) de Nemours & Co ..................       220,440
       400      Eastman Chemical Co .............................        17,268
       700      Ecolab, Inc .....................................        30,555
       700      Engelhard Corp ..................................        18,060
       400      Fluor Corp ......................................        10,760
       800    * Freeport-McMoRan Copper & Gold, Inc (Class A) ...        11,520
     1,300      Georgia-Pacific Corp ............................        23,400
       300      Great Lakes Chemical Corp .......................         8,466
       600    * Hercules, Inc ...................................         6,210
     2,700      International Paper Co ..........................       100,008
       300      KB Home .........................................        15,495
     2,900      Kimberly-Clark Corp .............................       171,564
       600    * Louisiana-Pacific Corp ..........................         4,428
     2,700      Masco Corp ......................................        64,908
     1,100      MeadWestvaco Corp ...............................        24,475
     1,400      Monsanto Co .....................................        22,820
     2,200      Newmont Mining Corp .............................        64,548
       400      Nucor Corp ......................................        20,848
       900    * Pactiv Corp .....................................        16,146
       500    * Phelps Dodge Corp ...............................        14,395
     1,000      Plum Creek Timber Co, Inc .......................        25,310
       900      PPG Industries, Inc .............................        46,323
       900      Praxair, Inc ....................................        50,562
       300      Pulte Homes, Inc ................................        14,190
     1,200      Rohm & Haas Co ..................................        41,100
       500    * Sealed Air Corp .................................         8,570
       800      Sherwin-Williams Co .............................        20,640
       400      Sigma-Aldrich Corp ..............................        20,068
       300      Snap-On, Inc ....................................         7,218
       500      Stanley Works ...................................        16,840
       300      Temple-Inland, Inc ..............................        14,397
       600      United States Steel Corp ........................         7,974
       600      Vulcan Materials Co .............................        24,216
     1,200      Weyerhaeuser Co .................................        63,072
       500      Worthington Industries, Inc .....................         9,125
                                                                    -----------
                TOTAL BASIC INDUSTRIES                                1,683,006
                                                                    -----------
CONSUMER CYCLICAL--11.29%
       400    * American Greetings Corp (Class A) ...............         7,020
    24,600    * AOL Time Warner, Inc ............................       317,094
     1,000    * Apollo Group, Inc (Class A) .....................        42,700
     1,600    * Bed Bath & Beyond, Inc ..........................        55,328

    SHARES                                                             VALUE
    ------                                                             -----
       600    * Big Lots, Inc ...................................   $    11,250
       500      Brunswick Corp ..................................        11,635
     3,200      Carnival Corp ...................................        81,344
     3,400    * Clear Channel Communications, Inc ...............       123,250
     5,200    * Comcast Corp (Class A) Special ..................       124,384
       400      Cooper Tire & Rubber Co .........................         8,284
       800      Dana Corp .......................................        12,872
     1,000      Darden Restaurants, Inc .........................        23,460
     3,100      Delphi Corp .....................................        31,899
       500      Dillard's, Inc (Class A) ........................        12,740
     1,800      Dollar General Corp .............................        23,976
       500      Dow Jones & Co, Inc .............................        21,650
     1,600      Eastman Kodak Co ................................        45,376
     1,000      Family Dollar Stores, Inc .......................        28,000
     1,100    * Federated Department Stores, Inc ................        39,743
    10,000      Ford Motor Co ...................................       106,500
     1,500      Gannett Co, Inc .................................       114,180
     4,800      Gap, Inc ........................................        59,904
     3,100      General Motors Corp .............................       136,648
     1,000      Genuine Parts Co ................................        32,190
       900      Goodyear Tire & Rubber Co .......................        11,214
     1,700      Harley-Davidson, Inc ............................        82,110
       600    * Harrah's Entertainment, Inc .....................        29,100
     2,000      Hilton Hotels Corp ..............................        22,600
       500    * International Game Technology ...................        32,950
     2,100      Interpublic Group Of Cos, Inc ...................        37,569
     1,500      J.C. Penney Co, Inc .............................        27,450
       500      Johnson Controls, Inc ...........................        40,840
       700    * Jones Apparel Group, Inc ........................        25,767
       500      Knight Ridder, Inc ..............................        31,595
     1,900    * Kohl's Corp .....................................       136,781
     1,100      Leggett & Platt, Inc ............................        23,254
     2,900      Limited Brands, Inc .............................        45,762
       600      Liz Claiborne, Inc ..............................        16,638
     1,300      Marriott International, Inc (Class A) ...........        40,560
     1,600      May Department Stores Co ........................        43,184
       400      Maytag Corp .....................................        10,924
     7,000      McDonald's Corp .................................       143,710
     1,100      McGraw-Hill Cos, Inc ............................        69,278
       300      Meredith Corp ...................................        13,011
       800      New York Times Co (Class A) .....................        39,016
     1,500      Nike, Inc (Class B) .............................        62,595
       700      Nordstrom, Inc ..................................        14,868
     1,000      Omnicom Group, Inc ..............................        61,690
       600      R.R. Donnelley & Sons Co ........................        14,946
       300    * Reebok International Ltd ........................         7,254
     1,700      Sears Roebuck & Co ..............................        76,840
     2,100    * Starbucks Corp ..................................        43,176
     5,000      Target Corp .....................................       181,100
       800      Tiffany & Co ....................................        20,096
     3,000      TJX Cos, Inc ....................................        61,950
     1,700      Tribune Co ......................................        71,400
       700      TRW, Inc ........................................        41,090
     1,300    * Univision Communications, Inc (Class A) .........        28,938
       600      VF Corp .........................................        23,598
     9,800    * Viacom, Inc (Class B) ...........................       416,304
       700      Visteon Corp ....................................         7,805
    24,600      Wal-Mart Stores, Inc ............................     1,338,240
    11,300      Walt Disney Co ..................................       175,150
       600      Wendy's International, Inc ......................        19,356
       400      Whirlpool Corp ..................................        20,696
     3,300    * Yahoo!, Inc .....................................        34,518
     1,600    * Yum! Brands, Inc ................................        46,928
                                                                    -----------
                TOTAL CONSUMER CYCLICAL                               5,163,278
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
CONSUMER NON-CYCLICAL--11.88%
       300      Alberto-Culver Co (Class B) .....................   $    14,985
     2,200      Albertson's, Inc ................................        59,444
     4,800      Anheuser-Busch Cos, Inc .........................       252,000
     3,600      Archer Daniels Midland Co .......................        43,452
       600    * Autozone, Inc ...................................        44,652
     1,300      Avon Products, Inc ..............................        65,013
     1,800    * Best Buy Co, Inc ................................        43,488
       400      Brown-Forman Corp (Class B) .....................        27,780
     2,300      Campbell Soup Co ................................        51,888
     1,200      Circuit City Stores, Inc (Circuit City Group) ...        20,052
     1,300      Clorox Co .......................................        55,900
    13,700      Coca-Cola Co ....................................       680,205
     2,500      Coca-Cola Enterprises, Inc ......................        52,750
     3,000      Colgate-Palmolive Co ............................       166,500
     3,000      Conagra Foods, Inc ..............................        76,080
       200      Coors (Adolph) Co (Class B) .....................        12,472
     2,500    * Costco Wholesale Corp ...........................        84,875
     2,200      CVS Corp ........................................        65,362
     1,500    * eBay, Inc .......................................        87,000
     2,000      General Mills, Inc ..............................        84,500
     5,800      Gillette Co .....................................       180,438
     1,000      Hasbro, Inc .....................................        12,500
       800      Hershey Foods Corp ..............................        59,056
     1,900      H.J. Heinz Co ...................................        68,153
    13,000      Home Depot, Inc .................................       434,850
       500      International Flavors & Fragrances, Inc .........        15,545
     2,300      Kellogg Co ......................................        74,957
     4,400    * Kroger Co .......................................        80,124
     4,300      Lowe's Cos ......................................       193,371
     2,400      Mattel, Inc .....................................        48,072
     1,500      Newell Rubbermaid, Inc ..........................        50,820
     1,700    * Office Depot, Inc ...............................        23,426
     1,600      Pepsi Bottling Group, Inc .......................        41,840
     9,800      PepsiCo, Inc ....................................       393,470
    11,800      Philip Morris Cos, Inc ..........................       546,340
     7,200      Procter & Gamble Co .............................       662,400
       500      R.J. Reynolds Tobacco Holdings, Inc .............        26,155
     1,000    * RadioShack Corp .................................        21,230
     2,700    * Safeway, Inc ....................................        72,900
     4,300      Sara Lee Corp ...................................        79,679
     2,600    * Staples, Inc ....................................        37,726
     1,200    * Toys "R" Us, Inc ................................        15,972
       300      Tupperware Corp .................................         5,361
       900      UST, Inc ........................................        27,351
     5,700      Walgreen Co .....................................       200,184
       800      Winn-Dixie Stores, Inc ..........................        13,016
     1,200      Wrigley (Wm.) Jr Co .............................        60,804
                                                                    -----------
                TOTAL CONSUMER NON-CYCLICAL .....................     5,434,138
                                                                    -----------
ENERGY--5.90%
       500      Amerada Hess Corp ...............................        35,060
     1,400      Anadarko Petroleum Corp .........................        62,860
       800      Apache Corp .....................................        45,832
       400      Ashland, Inc ....................................        11,740
     1,900      Baker Hughes, Inc ...............................        53,808
       900    * BJ Services Co ..................................        24,993
     1,100      Burlington Resources, Inc .......................        41,580
     5,900      ChevronTexaco Corp ..............................       431,821
     3,700      ConocoPhillips ..................................       192,215
       900      Devon Energy Corp ...............................        43,569
       600      EOG Resources, Inc ..............................        21,132
    37,500      Exxon Mobil Corp ................................     1,278,000
     2,400      Halliburton Co ..................................        33,912
       600      Kerr-McGee Corp .................................        26,532
     1,700      Marathon Oil Corp ...............................        41,871

    SHARES                                                             VALUE
    ------                                                             -----
       300    * McDermott International, Inc ....................   $     2,016
       800    * Nabors Industries Ltd ...........................        26,216
       700    * Noble Corp ......................................        21,196
     2,100      Occidental Petroleum Corp .......................        61,152
       500      Rowan Cos, Inc ..................................         9,570
     3,200      Schlumberger Ltd ................................       136,384
       400      Sunoco, Inc .....................................        13,316
     1,800    * Transocean, Inc .................................        39,726
     1,400      Unocal Corp .....................................        45,836
                                                                    -----------
                TOTAL ENERGY ....................................     2,700,337
                                                                    -----------
FINANCIAL SERVICES--20.17%
     1,400      ACE Ltd .........................................        46,928
     2,900      Aflac, Inc ......................................        87,290
     3,900      Allstate Corp ...................................       146,289
       600      Ambac Financial Group, Inc ......................        34,356
     7,300      American Express Co .............................       249,587
    14,400      American International Group, Inc ...............       843,840
     2,000      AmSouth Bancorp .................................        43,420
     1,500      AON Corp ........................................        31,800
     8,500      Bank Of America Corp ............................       580,550
     4,000      Bank Of New York Co, Inc ........................       130,280
     6,500      Bank One Corp ...................................       255,580
     2,600      BB&T Corp .......................................        97,162
       600      Bear Stearns Cos, Inc ...........................        36,666
     1,200      Capital One Financial Corp ......................        46,704
     7,600      Charles Schwab Corp .............................        76,076
     1,260      Charter One Financial, Inc ......................        39,274
       900      Chubb Corp ......................................        55,539
       900      Cincinnati Financial Corp .......................        33,165
    28,400      Citigroup, Inc ..................................       834,960
     1,000      Comerica, Inc ...................................        53,500
       700      Countrywide Credit Industries, Inc ..............        36,470
     2,300      Equity Office Properties Trust ..................        63,526
     1,500      Equity Residential ..............................        40,155
     5,500      Fannie Mae ......................................       399,850
     3,300      Fifth Third Bancorp .............................       204,237
       700      First Tennessee National Corp ...................        25,725
     5,800      FleetBoston Financial Corp ......................       134,386
     1,400      Franklin Resources, Inc .........................        47,474
     3,800      Freddie Mac .....................................       237,614
       900      Golden West Financial Corp ......................        57,420
     2,600      Goldman Sachs Group, Inc ........................       189,800
     1,400      Hartford Financial Services Group, Inc ..........        67,480
     2,500      Household International, Inc ....................        86,675
     1,400      Huntington Bancshares, Inc ......................        27,090
       800      Jefferson-Pilot Corp ............................        33,536
     1,600      John Hancock Financial Services, Inc ............        48,048
    11,000      J.P. Morgan Chase & Co ..........................       242,440
     2,400      KeyCorp .........................................        63,072
     1,300      Lehman Brothers Holdings, Inc ...................        71,422
     1,000      Lincoln National Corp ...........................        32,850
     3,000      Marsh & McLennan Cos, Inc .......................       139,650
     1,200      Marshall & Ilsley Corp ..........................        36,120
       800      MBIA, Inc .......................................        36,736
     7,100      MBNA Corp .......................................       144,840
     2,400      Mellon Financial Corp ...........................        64,464
     4,800      Merrill Lynch & Co, Inc .........................       174,576
     3,900      MetLife, Inc ....................................        97,305
       600      MGIC Investment Corp ............................        33,138
     6,100      Morgan Stanley ..................................       243,512
     3,400      National City Corp ..............................       100,674
       900      North Fork Bancorp, Inc .........................        34,542
     1,200      Northern Trust Corp .............................        47,580
     1,600      PNC Financial Services Group, Inc ...............        71,680
     2,000    * Principal Financial Group .......................        56,720

                   SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--(CONTINUED)
     1,200      Progressive Corp ................................   $    65,112
     1,600    * Providian Financial Corp ........................         8,976
     3,200    * Prudential Financial, Inc .......................        94,496
     1,300      Regions Financial Corp ..........................        44,408
       700      Safeco Corp .....................................        22,981
     1,000      Simon Property Group, Inc .......................        35,280
       900      Slm Corp ........................................        89,046
     1,900      SouthTrust Corp .................................        47,823
     1,200      St. Paul Cos, Inc ...............................        38,520
     1,100      Starwood Hotels & Resorts Worldwide, Inc ........        26,818
     1,800      State Street Corp ...............................        73,224
     1,200      Stilwell Financial, Inc .........................        17,544
     1,600      SunTrust Banks, Inc .............................       104,240
     1,600      Synovus Financial Corp ..........................        35,456
       700      T Rowe Price Group, Inc .........................        18,900
       700      Torchmark Corp ..................................        25,396
     5,500    * Travelers Property Casualty Corp (Class B) ......        79,475
    10,600      U.S. Bancorp ....................................       216,876
     1,100      Union Planters Corp .............................        32,065
     1,300      UnumProvident Corp ..............................        29,679
     7,600      Wachovia Corp ...................................       266,988
     5,400      Washington Mutual, Inc ..........................       190,080
     9,500      Wells Fargo & Co ................................       466,260
       700      XL Capital Ltd (Class A) ........................        52,570
       500      Zions Bancorp ...................................        25,500
                                                                    -----------
                TOTAL FINANCIAL SERVICES ........................     9,221,486
                                                                    -----------
HEALTH CARE--14.68%
     8,600      Abbott Laboratories .............................       323,532
       800      Aetna, Inc ......................................        31,400
       700      Allergan, Inc ...................................        37,135
       600      AmerisourceBergen Corp ..........................        43,170
     7,100    * Amgen, Inc ......................................       324,257
       800    * Anthem, Inc .....................................        54,400
     1,200      Applera Corp (Applied Biosystems Group) .........        23,160
       300      Bard (C.R.), Inc ................................        16,548
       300      Bausch & Lomb, Inc ..............................         9,978
     3,300      Baxter International, Inc .......................       107,052
     1,400      Becton Dickinson & Co ...........................        42,196
       800    * Biogen, Inc .....................................        26,496
     1,500      Biomet, Inc .....................................        40,395
     2,200    * Boston Scientific Corp ..........................        66,396
    10,700      Bristol-Myers Squibb Co .........................       279,377
     2,500      Cardinal Health, Inc ............................       165,625
     1,000    * Chiron Corp .....................................        37,300
       800      Cigna Corp ......................................        62,904
     1,000    * Forest Laboratories, Inc ........................        78,150
     1,200    * Genzyme Corp (General Division) .................        22,080
     1,700    * Guidant Corp ....................................        61,200
     2,800      HCA, Inc ........................................       133,980
     1,300    * Health Management Associates, Inc (Class A) .....        25,532
     2,200    * Healthsouth Corp ................................        10,318
       900    * Humana, Inc .....................................        11,952
     1,600      IMS Health, Inc .................................        25,808
    16,600      Johnson & Johnson ...............................       898,724
     1,400    * King Pharmaceuticals, Inc .......................        25,998
     6,200      Lilly (Eli) & Co ................................       360,034
       600    * Manor Care, Inc .................................        14,142
     1,600      McKesson Corp ...................................        50,144
     1,400    * Medimmune, Inc ..................................        33,600
     6,700      Medtronic, Inc ..................................       279,323
    12,500      Merck & Co, Inc .................................       615,875
       300    * Millipore Corp ..................................        10,326
       700      Pall Corp .......................................        12,187
    34,500      Pfizer, Inc .....................................     1,027,065

    SHARES                                                             VALUE
    ------                                                             -----
     7,100      Pharmacia Corp ..................................   $   283,290
       700    * Quintiles Transnational Corp ....................         6,860
     8,100      Schering-Plough Corp ............................       191,727
     1,000    * St. Jude Medical, Inc ...........................        35,970
     1,100      Stryker Corp ....................................        63,239
     2,700    * Tenet Healthcare Corp ...........................       138,186
     1,700      UnitedHealth Group, Inc .........................       156,060
       700    * Waters Corp .....................................        18,116
       600    * Watson Pharmaceuticals, Inc .....................        15,336
       800    * Wellpoint Health Networks, Inc ..................        62,208
     7,300      Wyeth ...........................................       312,659
     1,100    * Zimmer Holdings, Inc ............................        40,480
                                                                    -----------
                TOTAL HEALTH CARE                                     6,711,890
                                                                    -----------
OTHER--2.19%
     5,800    * Cendant Corp ....................................        83,926
       900      Cintas Corp .....................................        38,655
       300      Crane Co ........................................         6,390
     1,100      Dover Corp ......................................        30,360
       800      Fortune Brands, Inc .............................        42,096
     1,000      H & R Block, Inc ................................        51,240
     4,500      Honeywell International, Inc ....................       106,020
       500      ITT Industries, Inc .............................        33,200
     1,000      Loews Corp ......................................        50,260
       900      Moody's Corp ....................................        43,866
     1,000    * Robert Half International, Inc ..................        16,770
       700      Supervalu, Inc ..................................        14,672
     3,700      Sysco Corp ......................................       112,850
       800      Textron, Inc ....................................        29,040
       600    * TMP Worldwide, Inc ..............................         6,570
    11,000      Tyco International Ltd ..........................       185,790
     2,600      United Technologies Corp ........................       150,800
                                                                    -----------
                TOTAL OTHER                                           1,002,505
                                                                    -----------
PRODUCER DURABLES--5.46%
     2,200      3M Co ...........................................       263,626
     1,100    * Allied Waste Industries, Inc ....................         8,470
     1,900      Caterpillar, Inc ................................        77,216
       500      Cooper Industries Ltd (Class A) .................        16,535
       200      Cummins, Inc ....................................         5,594
       800      Danaher Corp ....................................        45,120
     1,300      Deere & Co ......................................        62,387
       400      Eaton Corp ......................................        26,984
     2,300      Emerson Electric Co .............................       104,834
    54,900      General Electric Co .............................     1,485,045
     1,700      Illinois Tool Works, Inc ........................       107,610
       900      Ingersoll-Rand Co (Class A) .....................        33,759
       300      Navistar International Corp .....................         7,293
       600      Paccar, Inc .....................................        20,592
       700      Parker Hannifin Corp ............................        26,523
     1,300      Pitney Bowes, Inc ...............................        43,589
       400    * Power-One, Inc ..................................         1,156
     1,000      Rockwell Automation, Inc ........................        17,840
       300    * Thomas & Betts Corp .............................         4,611
     3,400      Waste Management, Inc ...........................        85,748
       500      WW Grainger, Inc ................................        21,655
     4,000    * Xerox Corp ......................................        28,400
                                                                    -----------
                TOTAL PRODUCER DURABLES .........................     2,494,587
                                                                    -----------
TECHNOLOGY--14.43%
     4,400    * ADC Telecommunications, Inc .....................         6,424
     1,300      Adobe Systems, Inc ..............................        27,001
     1,900    * Advanced Micro Devices, Inc .....................        13,699
     2,600    * Agilent Technologies, Inc .......................        38,948
     2,100    * Altera Corp .....................................        21,441
     1,100    * American Power Conversion Corp ..................        12,804
     2,000    * Analog Devices, Inc .............................        46,000

                       SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
TECHNOLOGY--(CONTINUED)
       500    * Andrew Corp .....................................   $     4,180
     2,000    * Apple Computer, Inc .............................        28,340
     9,100    * Applied Materials, Inc ..........................       118,573
     1,700    * Applied Micro Circuits Corp .....................         6,409
       600      Autodesk, Inc ...................................         8,094
     3,400      Automatic Data Processing, Inc ..................       127,976
     2,000    * Avaya, Inc ......................................         4,100
     1,300    * BMC Software, Inc ...............................        19,136
     1,500    * Broadcom Corp (Class A) .........................        22,875
     2,400    * CIENA Corp ......................................         9,888
    40,500    * Cisco Systems, Inc ..............................       528,525
     1,000    * Citrix Systems, Inc .............................         6,340
     3,200      Computer Associates International, Inc ..........        35,488
       900    * Computer Sciences Corp ..........................        31,410
     2,100    * Compuware Corp ..................................         7,014
     1,000    * Comverse Technology, Inc ........................         7,810
     2,800    * Concord EFS, Inc ................................        44,520
     1,000    * Convergys Corp ..................................        18,890
     5,300    * Corning, Inc ....................................        10,653
    14,300    * Dell Computer Corp ..............................       383,240
       400      Deluxe Corp .....................................        18,636
       800    * Electronic Arts, Inc ............................        50,264
     2,600      Electronic Data Systems Corp ....................       101,244
    12,300    * EMC Corp ........................................        79,704
       800      Equifax, Inc ....................................        18,808
     4,200      First Data Corp .................................       142,716
     1,100    * Fiserv, Inc .....................................        37,048
     1,800    * Gateway, Inc ....................................         5,742
    16,700      Hewlett-Packard Co ..............................       225,450
    36,900      Intel Corp ......................................       591,507
     9,500      International Business Machines Corp ............       690,175
     1,200    * Intuit, Inc .....................................        56,724
     1,100    * Jabil Circuit, Inc ..............................        19,679
     7,500    * JDS Uniphase Corp ...............................        19,200
     1,000    * KLA-Tencor Corp .................................        31,650
       700    * Lexmark International, Inc ......................        33,579
     1,800      Linear Technology Corp ..........................        40,536
     2,000    * LSI Logic Corp ..................................        15,260
    18,900    * Lucent Technologies, Inc ........................        23,814
     1,800    * Maxim Integrated Products, Inc ..................        50,220
       500    * Mercury Interactive Corp ........................        11,875
     3,300    * Micron Technology, Inc ..........................        54,450
    29,900    * Microsoft Corp ..................................     1,432,509
     1,100      Molex, Inc ......................................        28,820
    12,500      Motorola, Inc ...................................       143,875
     1,000    * National Semiconductor Corp .....................        13,190
       500    * NCR Corp ........................................        13,165
     1,800    * Network Appliance, Inc ..........................        16,632
     2,000    * Novell, Inc .....................................         4,760
       800    * Novellus Systems, Inc ...........................        19,080
       800    * Nvidia Corp .....................................         8,456
    30,300    * Oracle Corp .....................................       294,819
     1,400    * Parametric Technology Corp ......................         3,780
     2,100      Paychex, Inc ....................................        49,161
     1,700    * Peoplesoft, Inc .................................        26,299
       900    * PMC-Sierra, Inc .................................         5,256
       500    * QLogic Corp .....................................        16,860
     4,300    * Qualcomm, Inc ...................................       122,636
     1,100    * Rational Software Corp ..........................         6,787
     2,900    * Sanmina-SCI Corp ................................         9,631
       900      Scientific-Atlanta, Inc .........................        12,150
     2,600    * Siebel Systems, Inc .............................        21,372
     4,500    * Solectron Corp ..................................        14,625

    SHARES                                                             VALUE
    ------                                                             -----
    17,900    * Sun Microsystems, Inc ...........................   $    55,705
     1,600    * Sungard Data Systems, Inc .......................        36,752
     1,300      Symbol Technologies, Inc ........................        11,427
       500    * Tektronix, Inc ..................................         8,635
     2,300    * Tellabs, Inc ....................................        11,569
     1,000    * Teradyne, Inc ...................................        12,300
     9,600      Texas Instruments, Inc ..........................       182,400
     1,000    * Thermo Electron Corp ............................        17,000
     1,800    * Unisys Corp .....................................        15,300
     2,300    * Veritas Software Corp ...........................        40,802
     1,900    * Xilinx, Inc .....................................        34,390
                                                                    -----------
                TOTAL TECHNOLOGY                                      6,598,202
                                                                    -----------
TRANSPORTATION--1.71%
       900    * AMR Corp ........................................         6,624
     2,100      Burlington Northern Santa Fe Corp ...............        57,162
     1,200      CSX Corp ........................................        34,716
       700      Delta Air Lines, Inc ............................        10,479
     1,600      FedEx Corp ......................................        71,200
     2,100      Norfolk Southern Corp ...........................        44,709
       300      Ryder System, Inc ...............................         7,893
       800    * Sabre Holdings Corp .............................        20,048
     4,300      Southwest Airlines Co ...........................        59,555
     1,400      Union Pacific Corp ..............................        83,216
     6,200      United Parcel Service, Inc (Class B) ............       384,090
                                                                    -----------
                TOTAL TRANSPORTATION                                    779,692
                                                                    -----------
UTILITIES--6.59%
    21,000      A T & T Corp ....................................       267,120
    15,000    * A T & T Wireless Services, Inc ..................        77,850
     3,000    * AES Corp ........................................         9,480
       700      Allegheny Energy, Inc ...........................        11,039
     1,700      Alltel Corp .....................................        79,832
       800      Ameren Corp .....................................        33,384
     1,900      American Electric Power Co, Inc .................        55,860
    10,400      BellSouth Corp ..................................       239,720
     2,100    * Calpine Corp ....................................         8,064
       800      CenturyTel, Inc .................................        21,128
       900      Cinergy Corp ....................................        29,115
     1,600    * Citizens Communications Co ......................        11,168
       700      CMS Energy Corp .................................         6,846
     1,200      Consolidated Edison, Inc ........................        47,580
       900      Constellation Energy Group, Inc .................        23,877
     1,500      Dominion Resources, Inc .........................        87,000
       900      DTE Energy Co ...................................        37,557
     4,600      Duke Energy Corp ................................       105,708
     2,000    * Dynegy, Inc (Class A) ...........................         3,460
     1,800    * Edison International ............................        19,962
     3,200      El Paso Corp ....................................        49,920
     1,200      Entergy Corp ....................................        49,080
     1,800      Exelon Corp .....................................        78,948
     1,600      FirstEnergy Corp ................................        49,344
     1,000      FPL Group, Inc ..................................        51,870
       800      KeySpan Corp ....................................        26,984
       700      Kinder Morgan, Inc ..............................        29,071
     2,200    * Mirant Corp .....................................         6,974
     5,000    * Nextel Communications, Inc (Class A) ............        41,450
       200      Nicor, Inc ......................................         5,706
     1,100      NiSource, Inc ...................................        20,526
     2,200    * P G & E Corp ....................................        28,204
       200      Peoples Energy Corp .............................         7,048
       500      Pinnacle West Capital Corp ......................        15,650
       800      PPL Corp ........................................        25,208
     1,200      Progress Energy, Inc ............................        50,832
     1,100      Public Service Enterprise Group, Inc ............        36,025

                        SEE NOTES TO FINANCIAL STATEMENTS

Statement of Investments - INSTITUTIONAL S&P 500 INDEX FUND - September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
UTILITIES--(CONTINUED)
     9,300    * Qwest Communications International, Inc .........   $    32,457
     1,700      Reliant Energy, Inc .............................        19,380
    18,500      SBC Communications, Inc .........................       454,175
     1,100      Sempra Energy ...................................        23,881
     3,900      Southern Co .....................................       105,885
     4,900      Sprint Corp (FON Group) .........................        49,049
     5,500    * Sprint Corp (PCS Group) .........................        18,425
       900      TECO Energy, Inc ................................        14,580
     1,500      TXU Corp ........................................        66,450
    15,000      Verizon Communications, Inc .....................       453,380
     2,900      Williams Cos, Inc ...............................         8,120
     2,200      Xcel Energy, Inc ................................        20,416
                                                                    -----------
                TOTAL UTILITIES .................................     3,014,788
                                                                    -----------
                TOTAL COMMON STOCK
                  (COST $44,716,201)                                 45,413,429
                                                                    -----------
                TOTAL PORTFOLIO--99.31%
                  (COST $44,716,201)                                 45,413,429
                OTHER ASSETS & LIABILITIES, NET--0.69%                  316,941
                                                                    -----------
                NET ASSETS--100.00%                                 $45,730,370
                                                                    -----------

----------
*  Non-income producing

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL MID-CAP GROWTH INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
COMMON STOCK--97.86%
AEROSPACE AND DEFENSE--0.90%
       900    * Alliant Techsystems, Inc ........................   $    64,575
     1,900    * L-3 Communications Holdings, Inc ................       108,262
       400    * PanAmSat Corp ...................................         7,116
     1,300      PerkinElmer, Inc ................................         6,955
       500      Rockwell Collins, Inc ...........................        10,125
     1,800    * Titan Corp ......................................        19,800
                                                                    -----------
                TOTAL AEROSPACE AND DEFENSE                             216,833
                                                                    -----------
BASIC INDUSTRIES--4.32%
     1,400    * American Standard Cos, Inc ......................        99,876
     2,000      Avery Dennison Corp .............................       120,000
       300      Ball Corp .......................................        16,170
     2,100      Black & Decker Corp .............................        92,127
       200      Cabot Corp ......................................         4,658
       600      Consol Energy, Inc ..............................         8,130
       600      D.R. Horton, Inc ................................        13,212
     3,600      Ecolab, Inc .....................................       157,140
       400      Fluor Corp ......................................        10,760
     2,100    * Freeport-McMoRan Copper & Gold, Inc (Class A) ...        30,240
     1,000    * Jacobs Engineering Group, Inc ...................        33,940
       100      Lennar Corp .....................................         5,814
     8,600      Newmont Mining Corp .............................       252,324
       200    * NVR, Inc ........................................        65,060
       100      OM Group, Inc ...................................         5,327
     2,100    * Sealed Air Corp .................................        35,994
       700    * Shaw Group, Inc .................................        10,675
       400      Sigma-Aldrich Corp ..............................        20,068
     1,200      Stanley Works ...................................        40,416
       400      Valspar Corp ....................................        15,980
       100      Vulcan Materials Co .............................         4,036
                                                                    -----------
                TOTAL BASIC INDUSTRIES                                1,041,947
                                                                    -----------
CONSUMER CYCLICAL--16.95%
     1,200    * 99 Cents Only Stores ............................        28,344
     2,400    * Abercrombie & Fitch Co (Class A) ................        57,120
       400    * Advance Auto Parts ..............................        21,344
     1,400    * American Eagle Outfitters, Inc ..................        22,974
     3,300    * Apollo Group, Inc (Class A) .....................       140,910
       400    * Apollo Group, Inc (University Of Phoenix Online)         12,240
     1,600      Applebee's International, Inc ...................        33,696
       100      ArvinMeritor, Inc ...............................         2,360
     8,200    * Bed Bath & Beyond, Inc ..........................       283,556
     1,800    * Big Lots, Inc ...................................        33,750
       400      Blockbuster, Inc (Class A) ......................         9,328
     2,500    * Brinker International, Inc ......................        65,975
       500      Callaway Golf Co ................................         7,400
     1,000    * Catalina Marketing Corp .........................        30,560
       200      CBRL Group, Inc .................................         4,670
       700    * CEC Entertainment, Inc ..........................        25,592
     2,000    * Chico's FAS, Inc ................................        36,640
       300    * Columbia Sportswear Co ..........................        11,445
     1,900    * Copart, Inc .....................................        27,588
       600    * Cox Radio, Inc (Class A) ........................        15,366
       400    * Cumulus Media, Inc (Class A) ....................         6,740
     4,900      Darden Restaurants, Inc .........................       114,954
     7,900      Dollar General Corp .............................       105,228
     3,200    * Dollar Tree Stores, Inc .........................        70,688
       700      Donaldson Co, Inc ...............................        25,844
       900      Dow Jones & Co, Inc .............................        38,970
       100    * Emmis Communications Corp (Class A) .............         1,757
       900    * Entercom Communications Corp ....................        41,418
       500    * Extended Stay America, Inc ......................         6,880
     4,500      Family Dollar Stores, Inc .......................       126,000
     1,500    * Foot Locker, Inc ................................        14,595

    SHARES                                                             VALUE
    ------                                                             -----
     3,200    * Gemstar-TV Guide International, Inc .............   $    10,880
     2,100    * Gentex Corp .....................................        62,811
     1,300      Graco, Inc ......................................        34,125
       700      Harman International Industries, Inc ............        36,225
     3,000    * Harrah's Entertainment, Inc .....................       145,500
     1,300      Harte-Hanks, Inc ................................        27,417
     1,900      Hilton Hotels Corp ..............................        21,470
     1,100    * Hispanic Broadcasting Corp ......................        20,427
     2,500    * International Game Technology ...................       164,750
       400      International Speedway Corp (Class A) ...........        16,188
       300    * Jones Apparel Group, Inc ........................        11,043
     1,200    * Krispy Kreme Doughnuts, Inc .....................        39,360
     1,400    * Lamar Advertising Co ............................        43,554
       100      La-Z-Boy, Inc ...................................         2,500
     1,700      Leggett & Platt, Inc ............................        35,938
       300    * Lin TV Corp (Class A) ...........................         7,410
       100    * Mandalay Resort Group ...........................         3,107
     2,900      Marriott International, Inc (Class A) ...........        90,480
     2,200      Maytag Corp .....................................        60,082
       200      Meredith Corp ...................................         8,674
       600    * Metro-Goldwyn-Mayer, Inc ........................         7,236
       100    * MGM Mirage ......................................         3,610
     1,900    * Michaels Stores, Inc ............................        91,181
     1,400    * Mohawk Industries, Inc ..........................        71,400
       500    * MSC Industrial Direct Co (Class A) ..............         5,765
     2,600      New York Times Co (Class A) .....................       126,802
     1,000    * O'Reilly Automotive, Inc ........................        30,960
       900    * Outback Steakhouse, Inc .........................        24,894
       900    * Performance Food Group Co .......................        29,421
       900      Pier 1 Imports, Inc .............................        17,703
       500    * Pixar, Inc ......................................        23,320
       700      Polaris Industries, Inc .........................        51,940
       500      R.R. Donnelley & Sons Co ........................        12,455
     1,100    * Radio One, Inc (Class D) ........................        19,173
       800      Reader's Digest Association, Inc (Class A) ......        13,192
       200    * Regal Entertainment Group (Class A) .............         3,640
       900    * Rent-A-Center, Inc ..............................        51,966
     2,200      Ross Stores, Inc ................................        89,936
     1,800      Ruby Tuesday, Inc ...............................        33,498
       400    * Scholastic Corp .................................        18,688
       100    * Scotts Co (Class A) .............................         4,300
       700      Scripps (E.W.) Co (Class A) .....................        50,540
       500    * Sonic Automotive, Inc ...........................        10,470
    10,900    * Starbucks Corp ..................................       224,104
       600      Talbots, Inc ....................................        19,920
     1,400    * The Cheesecake Factory, Inc .....................        38,738
     3,100      Tiffany & Co ....................................        77,872
       500    * Timberland Co (Class A) .........................        18,525
       200    * UnitedGlobalcom, Inc (Class A) ..................           348
     4,300    * Univision Communications, Inc (Class A) .........        95,718
     1,900      Wendy's International, Inc ......................        61,294
     2,200    * Westwood One, Inc ...............................        78,364
     1,300      Wiley (John) & Sons, Inc (Class A) ..............        29,250
     2,500    * Williams-Sonoma, Inc ............................        64,800
    11,000    * Yahoo!, Inc .....................................       115,060
     6,700    * Yum! Brands, Inc ................................       196,511
       200    * Zale Corp .......................................         6,468
                                                                    -----------
                TOTAL CONSUMER CYCLICAL                               4,084,935
                                                                    -----------
CONSUMER NON-CYCLICAL--9.35%
       100      Alberto-Culver Co (Class B) .....................         4,995
     5,400    * Amazon.Com, Inc .................................        89,694
       800    * Aramark Corp (Class B) ..........................        17,760
     2,000    * Autozone, Inc ...................................       148,840
       400    * Barnes & Noble, Inc .............................         9,600

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL MID-CAP GROWTH INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
CONSUMER NON-CYCLICAL--(CONTINUED)
     2,000    * BJ's Wholesale Club, Inc ........................   $    44,600
       200    * Borders Group, Inc ..............................         3,738
     1,000      Brown-Forman Corp (Class B) .....................        69,450
     1,700    * CDW Computer Centers, Inc .......................        75,752
       600      Church & Dwight Co, Inc .........................        19,386
       700    * Circuit City Stores, Inc (Carmax Group) .........        12,950
       700      Circuit City Stores, Inc (Circuit City Group) ...        11,697
     2,300      Clorox Co .......................................        98,900
     2,500    * Coach, Inc ......................................        72,450
     6,100      Coca-Cola Enterprises, Inc ......................       128,710
       800    * Constellation Brands, Inc (Class A) .............        23,400
     1,400      Dial Corp .......................................        28,420
       500      Dreyer's Grand Ice Cream, Inc ...................        34,565
       300    * Energizer Holdings, Inc .........................         9,186
     2,100      Estee Lauder Cos (Class A) ......................        66,192
       500      Ethan Allen Interiors, Inc ......................        16,850
       300    * Expedia, Inc (Class A) ..........................        16,122
     1,700      Fastenal Co .....................................        56,253
       900    * Furniture Brands International, Inc .............        20,970
       300    * Gamestop Corp ...................................         5,880
     2,100      Herman Miller, Inc ..............................        34,062
     1,300      Hershey Foods Corp ..............................        95,966
       900      International Flavors & Fragrances, Inc .........        27,981
    11,200      Mattel, Inc .....................................       224,336
     2,100      McCormick & Co, Inc (Non-Vote) ..................        47,229
       400      Newell Rubbermaid, Inc ..........................        13,552
       200    * PayPal, Inc .....................................         4,484
     4,900      Pepsi Bottling Group, Inc .......................       128,135
       400    * Petco Animal Supplies, Inc ......................         8,380
     3,800    * Petsmart, Inc ...................................        68,130
     4,900    * RadioShack Corp .................................       104,027
     4,500    * Rite Aid Corp ...................................        11,925
    13,100    * Staples, Inc ....................................       190,081
       700    * Ticketmaster (Class B) ..........................        11,767
       700      Tootsie Roll Industries, Inc ....................        22,267
     2,400      UST, Inc ........................................        72,936
       700    * Weight Watchers International, Inc ..............        31,325
     1,500    * Whole Foods Market, Inc .........................        70,500
                                                                    -----------
                TOTAL CONSUMER NON-CYCLICAL                           2,253,443
                                                                    -----------
ENERGY--4.12%
     1,000      Amerada Hess Corp ...............................        70,120
     4,400    * BJ Services Co ..................................       122,188
     1,200      Burlington Resources, Inc .......................        45,360
     1,200    * Cooper Cameron Corp .............................        53,964
     1,000      Diamond Offshore Drilling, Inc ..................        20,910
     3,400      Ensco International, Inc ........................        85,850
       400    * Forest Oil Corp .................................        10,632
     2,500    * Grant Prideco, Inc ..............................        23,950
     6,100      Halliburton Co ..................................        86,193
       800      Murphy Oil Corp .................................        68,624
     1,400    * National-Oilwell, Inc ...........................        26,488
       700    * Newfield Exploration Co .........................        22,820
       900      Noble Energy, Inc ...............................        29,070
     3,500      Ocean Energy, Inc ...............................        68,950
     1,900    * Patterson-UTI Energy, Inc .......................        48,070
       500    * Pioneer Natural Resources Co ....................        12,755
       200      Pogo Producing Co ...............................         6,630
     1,600    * Pride International, Inc ........................        21,200
     1,500      Rowan Cos, Inc ..................................        28,710
     2,900    * Smith International, Inc ........................        88,682
       800      Tidewater, Inc ..................................        22,688
     1,400    * Varco International, Inc ........................        24,836
       200      XTO Energy, Inc .................................         4,106
                                                                    -----------
                TOTAL ENERGY                                            992,796
                                                                    -----------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--5.97%
       500    * Affiliated Managers Group, Inc ..................   $    24,960
     2,300      Allied Capital Corp .............................        52,486
       200      Ambac Financial Group, Inc ......................        11,452
     1,900    * AmeriCredit Corp ................................        25,669
       500    * Blackrock, Inc ..................................        22,450
     1,400      Brown & Brown, Inc ..............................        40,110
     1,800    * Catellus Development Corp .......................        35,100
     2,400    * ChoicePoint, Inc ................................       100,656
     1,600      Commerce Bancorp, Inc ...........................        71,840
       800      Doral Financial Corp ............................        34,072
     3,700    * E*trade Group, Inc ..............................        17,908
     1,600      Eaton Vance Corp ................................        45,776
     2,300      Federated Investors, Inc (Class B) ..............        66,930
     2,400      Gallagher (Arthur J.) & Co ......................        62,880
       200      Greater Bay Bancorp .............................         4,370
       300      HCC Insurance Holdings, Inc .....................         7,500
       400      Hudson United Bancorp ...........................        11,184
     1,400    * Investment Technology Group, Inc ................        44,800
     1,800      Investors Financial Services Corp ...............        53,131
       600      John Nuveen Co (Class A) ........................        13,890
       100    * LaBranche & Co, Inc .............................         2,208
     1,000      Legg Mason, Inc .................................        46,010
     1,500      Neuberger Berman, Inc ...........................        45,075
     1,000      New York Community Bancorp, Inc .................        28,150
     1,200      North Fork Bancorp, Inc .........................        46,056
       600      Provident Financial Group, Inc ..................        16,692
     2,900    * Providian Financial Corp ........................        16,269
       300      Rouse Co ........................................         9,597
     2,100      SEI Investments Co ..............................        62,538
       100    * Silicon Valley Bancshares .......................         2,134
       800      St. Joe Co ......................................        23,216
     2,500      Starwood Hotels & Resorts Worldwide, Inc ........        60,950
       700      Stilwell Financial, Inc .........................        10,234
     8,300      Synovus Financial Corp ..........................       183,928
     1,000      T Rowe Price Group, Inc .........................        27,000
     1,300      TCF Financial Corp ..............................        60,060
       300    * United Rentals, Inc .............................         4,002
     2,100      Waddell & Reed Financial, Inc (Class A) .........        38,535
       200      Westamerica Bancorp .............................         8,264
                                                                    -----------
                TOTAL FINANCIAL SERVICES                              1,438,082
                                                                    -----------
HEALTH CARE--24.36%
       800    * Accredo Health, Inc .............................        40,080
     2,100    * AdvancePCS ......................................        46,179
     1,400    * Affymetrix, Inc .................................        26,698
     3,900      Allergan, Inc ...................................       206,895
     2,300      AmerisourceBergen Corp ..........................       165,485
       400    * AMN Healthcare Services, Inc ....................         8,560
     1,800    * Andrx Corp ......................................        44,370
     3,200    * Anthem, Inc .....................................       217,600
     1,500    * Apogent Technologies, Inc .......................        30,840
     5,600      Applera Corp (Applied Biosystems Group) .........       108,080
       800    * Barr Laboratories, Inc ..........................        53,736
     1,600      Beckman Coulter, Inc ............................        64,880
     1,000      Becton Dickinson & Co ...........................        30,140
     4,200    * Biogen, Inc .....................................       139,104
     7,500      Biomet, Inc .....................................       201,975
     6,200    * Caremark Rx, Inc ................................       105,276
     2,100    * Celgene Corp ....................................        37,065
     1,300    * Cephalon, Inc ...................................        55,211
       800    * Cerner Corp .....................................        30,392
     1,300    * Charles River Laboratories International, Inc ...        48,893
     2,600    * Chiron Corp .....................................        96,980
     1,000    * Community Health Systems, Inc ...................        24,100
       500    * Coventry Health Care, Inc .......................        16,125

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL MID-CAP GROWTH INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
HEALTH CARE--(CONTINUED)
     3,400    * Cytyc Corp ......................................   $    34,000
     1,700    * DaVita, Inc .....................................        38,709
     2,000      Dentsply International, Inc .....................        80,100
       600      Diagnostic Products Corp ........................        25,290
     1,200    * Edwards Lifesciences Corp .......................        29,712
     1,800    * Express Scripts, Inc (Class A) ..................        95,724
     2,800    * First Health Group Corp .........................        73,920
     1,500    * Fisher Scientific International, Inc ............        43,680
     4,700    * Genzyme Corp (General Division) .................        86,480
     4,800    * Gilead Sciences, Inc ............................       153,792
     6,800    * Health Management Associates, Inc (Class A) .....       133,552
       600    * Health Net, Inc .................................        13,602
       800    * Healthsouth Corp ................................         3,752
       700    * Henry Schein, Inc ...............................        37,961
     1,700    * Human Genome Sciences, Inc ......................        22,015
       600      ICN Pharmaceuticals, Inc ........................         6,138
     3,200    * IDEC Pharmaceuticals Corp .......................       139,616
     8,100      IMS Health, Inc .................................       130,653
       700    * Invitrogen Corp .................................        25,403
     4,300    * IVAX Corp .......................................        58,265
     7,000    * King Pharmaceuticals, Inc .......................       129,990
     4,000    * Laboratory Corp Of America Holdings .............       133,120
     1,100    * LifePoint Hospitals, Inc ........................        33,825
     3,000    * Lincare Holdings, Inc ...........................        95,730
     1,200    * Manor Care, Inc .................................        28,284
     6,500      McKesson Corp ...................................       203,710
       700    * Medicis Pharmaceutical Corp (Class A) ...........        29,841
     7,000    * Medimmune, Inc ..................................       168,000
     1,300    * Mid Atlantic Medical Services, Inc ..............        47,320
     4,500    * Millennium Pharmaceuticals, Inc .................        52,695
     1,400    * Millipore Corp ..................................        48,188
     3,300      Mylan Laboratories, Inc .........................       108,240
     1,300      Omnicare, Inc ...................................        29,380
     1,200    * Orthodontic Centers Of America, Inc .............        18,000
     2,500    * Oxford Health Plans, Inc ........................       106,550
       200      Pall Corp .......................................         3,482
     1,400    * Patterson Dental Co .............................        70,210
     1,300    * Pharmaceutical Product Development, Inc .........        26,832
     2,100    * Quest Diagnostics, Inc ..........................       119,637
     1,700    * Quintiles Transnational Corp ....................        16,660
     1,100    * Renal Care Group, Inc ...........................        36,553
       600    * Ribapharm, Inc ..................................         2,712
     1,900    * SICOR, Inc ......................................        29,336
     5,000    * St. Jude Medical, Inc ...........................       179,850
     1,900    * Steris Corp .....................................        43,225
     3,800      Stryker Corp ....................................       218,462
     1,100    * Triad Hospitals, Inc ............................        41,822
     1,400    * Universal Health Services, Inc (Class B) ........        68,012
     1,900    * Varian Medical Systems, Inc .....................        82,992
     3,700    * Waters Corp .....................................        95,756
     1,100    * Watson Pharmaceuticals, Inc .....................        28,116
     4,000    * WebMD Corp ......................................        24,040
     4,100    * Wellpoint Health Networks, Inc ..................       318,816
     5,500    * Zimmer Holdings, Inc ............................       202,400
                                                                    -----------
              TOTAL HEALTH CARE                                       5,872,814
                                                                    -----------
OTHER--4.47%
     1,300    * Career Education Corp ...........................        58,500
     3,300      Cintas Corp .....................................       141,735
     1,600    * DeVry, Inc ......................................        30,208
     1,700    * Dun & Bradstreet Corp ...........................        60,282
       700    * Education Management Corp .......................        28,798
       700    * Getty Images, Inc ...............................        13,573
     1,100    * GTECH Holdings Corp .............................        26,422
     5,200      H & R Block, Inc ................................       266,448

    SHARES                                                             VALUE
    ------                                                             -----
       200      HON Industries, Inc .............................   $     5,352
       300    * Hotels.Com (Class A) ............................        14,082
       200      ITT Industries, Inc .............................        13,280
     1,400      Manpower, Inc ...................................        45,318
     3,700      Moody's Corp ....................................       180,338
     4,300    * Robert Half International, Inc ..................        72,111
       400    * SPX Corp ........................................        43,044
       300      Teleflex, Inc ...................................        14,181
     1,500    * TMP Worldwide, Inc ..............................        16,425
     2,100      Viad Corp .......................................        47,061
                                                                    -----------
                TOTAL OTHER                                           1,077,158
                                                                    -----------
PRODUCER DURABLES--1.69%
     1,100    * AGCO Corp .......................................        23,166
     3,100    * Allied Waste Industries, Inc ....................        23,870
     3,100      Danaher Corp ....................................       174,840
     1,400    * Flowserve Corp ..................................        24,290
       200    * FMC Technologies, Inc ...........................         3,692
       800    * National Instruments Corp .......................        21,256
     4,100      Pitney Bowes, Inc ...............................       137,473
                                                                    -----------
                TOTAL PRODUCER DURABLES                                 408,587
                                                                    -----------
TECHNOLOGY--22.73%
     1,500    * Activision, Inc .................................        40,485
     1,600    * Acxiom Corp .....................................        29,472
     1,500    * Adaptec, Inc ....................................         8,400
     9,100    * ADC Telecommunications, Inc .....................        13,286
     6,700      Adobe Systems, Inc ..............................       139,159
     1,200    * Advanced Fibre Communications, Inc ..............        20,112
     3,000    * Advanced Micro Devices, Inc .....................        21,630
       900    * Advent Software, Inc ............................        13,050
     2,700    * Affiliated Computer Services, Inc (Class A) .....       125,685
    25,400    * Agere Systems, Inc (Class B) ....................        33,782
     1,300    * Alliance Data Systems Corp ......................        19,747
    10,800    * Altera Corp .....................................       110,268
       600    * American Power Conversion Corp ..................         6,984
     1,600    * Amkor Technology, Inc ...........................         3,184
       500    * Amphenol Corp (Class A) .........................        18,800
     4,200    * Applied Micro Circuits Corp .....................        15,834
       700    * Arrow Electronics, Inc ..........................        10,549
     8,100    * Atmel Corp ......................................        14,418
       900      Autodesk, Inc ...................................        12,141
     1,300    * Avaya, Inc ......................................         2,665
    10,100    * BEA Systems, Inc ................................        55,348
     3,100    * Bisys Group, Inc ................................        71,455
     3,800    * BMC Software, Inc ...............................        55,936
     2,800    * Broadcom Corp (Class A) .........................        42,700
     6,600    * Brocade Communications Systems, Inc .............        81,444
     7,500    * Cadence Design Systems, Inc .....................       101,850
     3,300    * Ceridian Corp ...................................        50,721
     1,800    * Certegy, Inc ....................................        51,030
       900    * Checkfree Corp ..................................        11,745
     6,100    * CIENA Corp ......................................        25,132
     4,500    * Citrix Systems, Inc .............................        28,530
     1,600      Computer Associates International, Inc ..........        17,744
       400    * Computer Sciences Corp ..........................        13,960
     4,200    * Compuware Corp ..................................        14,028
     2,600    * Comverse Technology, Inc ........................        20,306
     3,600    * Conexant Systems, Inc ...........................         4,824
     4,900    * Convergys Corp ..................................        92,561
    11,600    * Corning, Inc ....................................        23,316
     1,500    * CSG Systems International, Inc ..................        17,970
     1,000    * Cymer, Inc ......................................        22,350
     2,700    * Cypress Semiconductor Corp ......................        24,678
     1,800      Deluxe Corp .....................................        83,862
     3,400    * DST Systems, Inc ................................       117,300

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL MID-CAP GROWTH INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
TECHNOLOGY--(CONTINUED)
     3,400    * Electronic Arts, Inc ............................   $   213,622
     1,800    * Emulex Corp .....................................        30,870
     3,800      Equifax, Inc ....................................        89,338
     1,400      Fair, Isaac & Co, Inc ...........................        49,812
     3,000    * Fairchild Semiconductor International, Inc (Class A)     30,600
     5,400    * Fiserv, Inc .....................................       181,872
     1,000      Global Payments, Inc ............................        23,400
       900      Harris Corp .....................................        29,475
     1,900      Henry (Jack) & Associates, Inc ..................        30,738
     4,300    * i2 Technologies, Inc ............................         3,298
       600    * Ingram Micro, Inc (Class A) .....................         8,028
     1,300    * Integrated Circuit Systems, Inc .................        22,113
     1,500    * Integrated Device Technology, Inc ...............        17,775
     1,600    * International Rectifier Corp ....................        30,160
     2,200    * Intersil Corp (Class A) .........................        34,100
     5,400    * Intuit, Inc .....................................       255,258
     1,100    * Iron Mountain, Inc ..............................        28,666
     2,800    * J.D. Edwards & Co ...............................        31,948
     4,000    * Jabil Circuit, Inc ..............................        71,560
    17,000    * JDS Uniphase Corp ...............................        43,520
     8,000    * Juniper Networks, Inc ...........................        52,960
     5,300    * KLA-Tencor Corp .................................       167,745
     4,000    * KPMG Consulting, Inc ............................        40,080
     3,600    * Lam Research Corp ...............................        38,700
     3,700    * Lexmark International, Inc ......................       177,489
     5,200    * LSI Logic Corp ..................................        39,676
     1,300    * Macromedia, Inc .................................        11,037
     2,200    * Mercury Interactive Corp ........................        52,250
     1,000    * Mettler-Toledo International, Inc ...............        30,000
     1,800    * Micrel, Inc .....................................        12,924
     5,600    * Microchip Technology, Inc .......................        94,920
       600    * MKS Instruments, Inc ............................         7,297
     3,100      Molex, Inc ......................................        81,220
       200    * National Processing, Inc ........................         3,934
     4,200    * National Semiconductor Corp .....................        55,398
     8,300    * Network Appliance, Inc ..........................        76,692
     4,100    * Network Associates, Inc .........................        58,302
     3,800    * Novellus Systems, Inc ...........................        90,630
     3,600    * Nvidia Corp .....................................        38,052
     7,700    * Peoplesoft, Inc .................................       119,119
     1,800    * Perot Systems Corp (Class A) ....................        22,122
     4,700    * PMC-Sierra, Inc .................................        27,448
     2,100    * Polycom, Inc ....................................        18,333
     2,500    * QLogic Corp .....................................        84,300
     4,200    * Rational Software Corp ..........................        25,914
     2,100    * RealNetworks, Inc ...............................         8,925
     1,800      Reynolds & Reynolds Co (Class A) ................        47,250
     4,000    * RF Micro Devices, Inc ...........................        25,960
     7,900    * Sanmina-SCI Corp ................................        26,236
     1,700    * Semtech Corp ....................................        18,428
    11,000    * Siebel Systems, Inc .............................        90,420
    11,600    * Solectron Corp ..................................        37,700
       500    * Storage Technology Corp .........................         6,690
     7,900    * Sungard Data Systems, Inc .......................       181,463

    SHARES/
   PRINCIPAL                                                           VALUE
   ---------                                                           -----
     1,200    * Sybase, Inc .....................................   $    15,900
     4,100    * Symantec Corp ...................................       139,318
     3,200      Symbol Technologies, Inc ........................        28,128
     2,100    * Synopsys, Inc ...................................        94,017
       400    * Tech Data Corp ..................................        12,976
       400    * Tektronix, Inc ..................................         6,908
     5,200    * Tellabs, Inc ....................................        26,156
     4,000    * Teradyne, Inc ...................................        49,200
     1,400    * Thermo Electron Corp ............................        23,800
     1,000      Total System Services, Inc ......................        15,780
     1,500    * Unisys Corp .....................................        12,750
     1,800    * Utstarcom, Inc ..................................        25,938
     3,100    * VeriSign, Inc ...................................        23,467
     9,900    * Veritas Software Corp ...........................       175,626
     1,000    * Vishay Intertechnology, Inc .....................        11,210
       600    * Zebra Technologies Corp (Class A) ...............        32,664
                                                                    -----------
                TOTAL TECHNOLOGY                                      5,478,046
                                                                    -----------
TRANSPORTATION--1.07%
     1,900      C.H. Robinson Worldwide, Inc ....................        51,383
     2,600      Expeditors International Of Washington, Inc .....        70,174
     4,100    * Sabre Holdings Corp .............................       102,746
     1,000      Skywest, Inc ....................................        14,550
     1,000    * Swift Transportation Co, Inc ....................        18,380
                                                                    -----------
                TOTAL TRANSPORTATION                                    257,233
                                                                    -----------
UTILITIES--1.93%
     4,700    * AES Corp ........................................        14,852
     3,000    * Calpine Corp ....................................        11,520
     3,700    * Citizens Communications Co ......................        25,826
     1,600      Kinder Morgan, Inc ..............................        66,448
     9,100    * Level 3 Communications, Inc .....................        41,041
     1,800    * Mirant Corp .....................................         5,706
    18,900    * Nextel Communications, Inc (Class A) ............       156,681
    19,100    * Qwest Communications International, Inc .........        66,659
    20,000    * Sprint Corp (PCS Group) .........................        67,000
       500    * West Corp .......................................         7,586
     1,100      Williams Cos, Inc ...............................         3,080
                                                                    -----------
                TOTAL UTILITIES                                         466,399
                                                                    -----------
                TOTAL COMMON STOCK
                  (COST $23,494,151)                                 23,588,273
                                                                    -----------
SHORT TERM INVESTMENT--99.55%
  U.S. GOVERNMENT AND AGENCY--99.55%
                Federal Home Loan Bank (FHLB)
$24,000,000       1.590%, 09/16/2002 ............................    23,996,640
                                                                    -----------
                TOTAL SHORT TERM INVESTMENT
                  (COST $23,996,640)                                 23,996,640
                                                                    -----------
                TOTAL PORTFOLIO--197.41%
                  (COST $47,490,791)                                 47,584,913
                OTHER ASSETS & LIABILITIES, NET--(97.41%)           (23,480,581)
                                                                    -----------
                NET ASSETS--100.00%                                 $24,104,332
                                                                    -----------

----------
*  Non-income producing

                        SEE NOTES TO FINANCIAL STATEMENTS

                   - INSTITUTIONAL MID-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
COMMON STOCK--92.09%
AEROSPACE AND DEFENSE--0.55%
     1,800      Goodrich Corp ...................................   $    38,322
       300    * PanAmSat Corp ...................................         5,337
     1,200      PerkinElmer, Inc ................................         6,420
       900      Precision Castparts Corp ........................        21,105
     3,000      Rockwell Collins, Inc ...........................        60,750
       100    * Titan Corp ......................................         1,100
                                                                    -----------
                TOTAL AEROSPACE AND DEFENSE                             133,034
                                                                    -----------
BASIC INDUSTRIES--9.95%
     1,700    * AK Steel Holding Corp ...........................        15,810
       500      Albemarle Corp ..................................        14,470
     1,500      Allegheny Technologies, Inc .....................        11,850
       200    * American Standard Cos, Inc ......................        14,268
       700      Aptargroup, Inc .................................        21,280
       500      Avery Dennison Corp .............................        30,000
       800      Ball Corp .......................................        43,120
       900      Bemis Co ........................................        47,079
       100      Black & Decker Corp .............................         4,387
       900      Boise Cascade Corp ..............................        22,995
     1,000      Bowater, Inc ....................................        38,860
     1,000      Cabot Corp ......................................        23,290
     1,100      Centex Corp .....................................        54,780
     1,700      Clayton Homes, Inc ..............................        22,253
     1,400      Eastman Chemical Co .............................        60,438
     2,400      Engelhard Corp ..................................        61,920
     1,200      Fluor Corp ......................................        32,280
     4,200      Georgia-Pacific Corp ............................        75,600
     1,500    * Hercules, Inc ...................................        15,525
     1,800      D.R. Horton, Inc ................................        39,636
     2,000      IMC Global, Inc .................................        28,580
       200    * Jacobs Engineering Group, Inc ...................         6,788
       800      KB Home .........................................        41,320
       600      Lafarge North America, Inc ......................        19,218
       900      Lennar Corp .....................................        52,326
       900      Lubrizol Corp ...................................        27,693
     2,300      Lyondell Chemical Co ............................        33,350
       900      Martin Marietta Materials, Inc ..................        34,605
     3,700      MeadWestvaco Corp ...............................        82,325
     4,800      Monsanto Co .....................................        78,240
       600      Newmont Mining Corp .............................        17,604
     1,400      Nucor Corp ......................................        72,968
       500      OM Group, Inc ...................................        26,635
     2,000    * Owens-Illinois, Inc .............................        26,700
     1,100    * Packaging Corp Of America .......................        19,525
     2,900    * Pactiv Corp .....................................        52,026
       400      Peabody Energy Corp .............................         9,884
     1,500    * Phelps Dodge Corp ...............................        43,185
     3,400      Plum Creek Timber Co, Inc .......................        86,054
     3,100      PPG Industries, Inc .............................       159,557
     3,000      Praxair, Inc ....................................       168,540
       900      Pulte Homes, Inc ................................        42,570
       500      Rayonier, Inc ...................................        22,755
     2,900      Rohm & Haas Co ..................................        99,325
     2,100      RPM, Inc ........................................        30,135
       500      Ryland Group, Inc ...............................        21,700
       100    * Sealed Air Corp .................................         1,714
       300    * Shaw Group, Inc .................................         4,575
     2,400      Sherwin-Williams Co .............................        61,920
     1,100      Sigma-Aldrich Corp ..............................        55,187
     3,200    * Smurfit-Stone Container Corp ....................        47,072
     1,100      Snap-On, Inc ....................................        26,466
     1,800      Sonoco Products Co ..............................        39,600
       400      Stanley Works ...................................        13,472
       900      Temple-Inland, Inc ..............................        43,191

    SHARES                                                             VALUE
    ------                                                             -----
       800    * Toll Brothers, Inc ..............................   $    20,576
     1,800      United States Steel Corp ........................        23,922
       600      Valspar Corp ....................................        23,970
     1,600      Vulcan Materials Co .............................        64,576
       700      York International Corp .........................        22,176
                                                                    -----------
                TOTAL BASIC INDUSTRIES                                2,401,866
                                                                    -----------
CONSUMER CYCLICAL--12.02%
       500    * American Axle & Manufacturing Holdings, Inc .....        14,975
       100    * American Eagle Outfitters, Inc ..................         1,641
     1,200    * American Greetings Corp (Class A) ...............        21,060
     1,200      ArvinMeritor, Inc ...............................        28,320
     1,800      Autoliv, Inc ....................................        40,662
     1,600      Belo Corp (Class A) .............................        37,904
     1,000    * Big Lots, Inc ...................................        18,750
       300      Blockbuster, Inc (Class A) ......................         6,996
       500      BorgWarner, Inc .................................        30,000
       100    * Brinker International, Inc ......................         2,639
     1,600      Brunswick Corp ..................................        37,232
     2,500    * Cablevision Systems Corp (Class A) ..............        27,450
       900      Callaway Golf Co ................................        13,320
       800      CBRL Group, Inc .................................        18,682
     2,300    * Charter Communications, Inc (Class A) ...........         7,015
     1,200      Cooper Tire & Rubber Co .........................        24,852
       200    * Cox Radio, Inc (Class A) ........................         5,122
       300    * Cumulus Media, Inc (Class A) ....................         5,055
     2,700      Dana Corp .......................................        43,443
    10,300      Delphi Corp .....................................       105,987
     1,300      Dillard's, Inc (Class A) ........................        33,124
       200      Donaldson Co, Inc ...............................         7,384
     1,600      R.R. Donnelley & Sons Co ........................        39,856
       300      Dow Jones & Co, Inc .............................        12,990
     5,400      Eastman Kodak Co ................................       153,144
       600    * Emmis Communications Corp (Class A) .............        10,542
       100    * Entercom Communications Corp ....................         4,602
       800    * Entravision Communications Corp (Class A) .......         9,520
     1,000    * Extended Stay America, Inc ......................        13,760
     3,700    * Federated Department Stores, Inc ................       133,681
     1,600    * Foot Locker, Inc ................................        15,568
       400      Forest City Enterprises, Inc (Class A) ..........        14,020
     2,100    * Gemstar-TV Guide International, Inc .............         7,140
     3,200      Genuine Parts Co ................................       103,008
     2,600      Goodyear Tire & Rubber Co .......................        32,396
       100    * Harrah's Entertainment, Inc .....................         4,850
       300      Harte-Hanks, Inc ................................         6,327
       300    * Hearst-Argyle Television, Inc ...................         7,293
     4,800      Hilton Hotels Corp ..............................        54,240
       400    * Hispanic Broadcasting Corp ......................         7,428
       600    * Interactive Data Corp ...........................         7,980
       300      International Speedway Corp (Class A) ...........        12,141
     4,900      J.C. Penney Co, Inc .............................        89,670
     1,600      Johnson Controls, Inc ...........................       130,688
     2,000    * Jones Apparel Group, Inc ........................        73,620
     1,500      Knight Ridder, Inc ..............................        94,785
       900      La-Z-Boy, Inc ...................................        22,500
       400    * Lamar Advertising Co ............................        12,444
     1,200    * Lear Corp .......................................        56,760
       800      Lee Enterprises, Inc ............................        27,536
     2,500      Leggett & Platt, Inc ............................        52,850
       100    * Lin TV Corp (Class A) ...........................         2,470
     2,000      Liz Claiborne, Inc ..............................        55,460
       700    * Mandalay Resort Group ...........................        21,749
     1,600      Marriott International, Inc (Class A) ...........        49,920
     5,300      May Department Stores Co ........................       143,047
       300      McClatchy Co (Class A) ..........................        17,763
       200      Media General, Inc (Class A) ....................        10,510

                        SEE NOTES TO FINANCIAL STATEMENTS

                   - INSTITUTIONAL MID-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
CONSUMER CYCLICAL--(CONTINUED)
       700      Meredith Corp ...................................   $    30,359
       400    * Metro-Goldwyn-Mayer, Inc ........................         4,824
     1,200    * MGM Mirage ......................................        43,320
       200    * MSC Industrial Direct Co (Class A) ..............         2,306
       700    * Neiman Marcus Group, Inc (Class A) ..............        22,120
       800      New York Times Co (Class A) .....................        39,016
     1,700      Nordstrom, Inc ..................................        36,108
       100    * O'Reilly Automotive, Inc ........................         3,096
       500    * Outback Steakhouse, Inc .........................        13,830
     5,000    * Park Place Entertainment Corp ...................        44,900
       200    * Performance Food Group Co .......................         6,538
     1,200      Pier 1 Imports, Inc .............................        23,604
       600    * Polo Ralph Lauren Corp ..........................        14,178
       600    * Radio One, Inc (Class D) ........................        10,458
     1,300      Reader's Digest Association, Inc (Class A) ......        21,437
       900    * Reebok International Ltd ........................        21,762
       200    * Regal Entertainment Group (Class A) .............         3,640
     2,200    * Saks, Inc .......................................        26,334
       300    * Scholastic Corp .................................        14,016
       300    * Scotts Co (Class A) .............................        12,900
       100      Scripps (E.W.) Co (Class A) .....................         7,220
     1,600    * Six Flags, Inc ..................................         7,792
       200    * Sonic Automotive, Inc ...........................         4,188
       600      Steelcase, Inc (Class A) ........................         7,770
     1,900      TRW, Inc ........................................       111,530
     1,200    * UnitedGlobalcom, Inc (Class A) ..................         2,088
     1,600      VF Corp .........................................        62,928
       900    * Valassis Communications, Inc ....................        34,047
     2,400      Visteon Corp ....................................        26,760
       100      Washington Post Co (Class B) ....................        63,101
       900      Wendy's International, Inc ......................        29,034
     1,200      Whirlpool Corp ..................................        62,088
     1,100    * Yum! Brands, Inc ................................        32,263
       400    * Zale Corp .......................................        12,936
                                                                    -----------
                TOTAL CONSUMER CYCLICAL                               2,902,362
                                                                    -----------
CONSUMER NON-CYCLICAL--5.82%
       600      Alberto-Culver Co (Class B) .....................        29,970
    10,400      Archer Daniels Midland Co .......................       125,528
     3,600    * Autonation, Inc .................................        45,216
       600    * Barnes & Noble, Inc .............................        14,400
     1,300    * Borders Group, Inc ..............................        24,297
       300      Church & Dwight Co, Inc .........................         9,693
       200    * Circuit City Stores, Inc (Carmax Group) .........         3,700
     3,400      Circuit City Stores, Inc (Circuit City Group) ...        56,814
     1,600      Clorox Co .......................................        68,800
       300      Coca-Cola Enterprises, Inc ......................         6,330
       800    * Constellation Brands, Inc (Class A) .............        23,400
       500      Coors (Adolph) Co (Class B) .....................        31,180
     1,600    * Dean Foods Co ...................................        62,336
       800      Dial Corp .......................................        16,240
       800      Dole Food Co ....................................        20,488
     1,500    * Energizer Holdings, Inc .........................        45,930
       300      Ethan Allen Interiors, Inc ......................        10,110
       300    * Furniture Brands International, Inc .............         6,990
       100    * Gamestop Corp ...................................         1,960
     2,600      Hasbro, Inc .....................................        32,500
       900      Hershey Foods Corp ..............................        66,438
     1,400      Hormel Foods Corp ...............................        30,758
       700      International Flavors & Fragrances, Inc .........        21,763
       500      Lancaster Colony Corp ...........................        22,345
       500      Estee Lauder Cos (Class A) ......................        15,760
       500      Loews Corp (Carolina Group) .....................        11,375
       700      Mattel, Inc .....................................        14,021
     1,200      McCormick & Co, Inc (Non-Vote) ..................        26,988

    SHARES                                                             VALUE
    ------                                                             -----
     4,600      Newell Rubbermaid, Inc ..........................   $   155,848
     5,600    * Office Depot, Inc ...............................        77,168
     1,600      PepsiAmericas, Inc ..............................        23,344
     4,500    * Rite Aid Corp ...................................        11,925
     1,700      R.J. Reynolds Tobacco Holdings, Inc .............        88,927
     2,000    * Smithfield Foods, Inc ...........................        36,320
       200    * Ticketmaster (Class B) ..........................         3,362
     3,600    * Toys "R" Us, Inc ................................        47,916
     4,100      Tyson Foods, Inc (Class A) ......................        49,815
     1,500      UST, Inc ........................................        45,585
     1,200      Winn-Dixie Stores, Inc ..........................        19,524
                                                                    -----------
                TOTAL CONSUMER NON-CYCLICAL                           1,405,064
                                                                    -----------
ENERGY--5.78%
       600      Amerada Hess Corp ...............................        42,072
     2,500      Apache Corp .....................................       143,225
     1,300      Ashland, Inc ....................................        38,155
     2,900      Burlington Resources, Inc .......................       109,620
       100    * Cooper Cameron Corp .............................         4,497
     2,600      Devon Energy Corp ...............................       125,866
       400      Diamond Offshore Drilling, Inc ..................         8,364
       500      Ensco International, Inc ........................        12,625
     2,100      EOG Resources, Inc ..............................        73,962
       300    * Forest Oil Corp .................................         7,974
     4,000      Halliburton Co ..................................        56,520
       900      Helmerich & Payne, Inc ..........................        30,888
     1,800      Kerr-McGee Corp .................................        79,596
     5,700      Marathon Oil Corp ...............................       140,391
       200      Murphy Oil Corp .................................        17,156
       500    * National-Oilwell, Inc ...........................         9,460
       300    * Newfield Exploration Co .........................         9,780
       500      Noble Energy, Inc ...............................        16,150
       900      Ocean Energy, Inc ...............................        17,730
       100    * Patterson-UTI Energy, Inc .......................         2,530
     1,500    * Pennzoil-Quaker State Co ........................        32,745
     1,800    * Pioneer Natural Resources Co ....................        45,918
       900      Pogo Producing Co ...............................        29,835
       300    * Premcor, Inc ....................................         5,280
     1,000    * Pride International, Inc ........................        13,250
       700      Rowan Cos, Inc ..................................        13,398
     1,200      Sunoco, Inc .....................................        39,948
       500      Tidewater, Inc ..................................        14,180
     4,500      Unocal Corp .....................................       147,330
     1,800      Valero Energy Corp ..............................        55,512
       500    * Varco International, Inc ........................         8,870
     2,000      XTO Energy, Inc .................................        41,060
                                                                    -----------
                TOTAL ENERGY                                          1,393,887
                                                                    -----------
FINANCIAL SERVICES--27.98%
       600      21st Century Insurance Group ....................         7,146
       100    * Affiliated Managers Group, Inc ..................         4,992
       100    * Alleghany Corp ..................................        18,490
       400      Allied Capital Corp .............................         9,128
     1,000      Allmerica Financial Corp ........................        21,090
     1,500      AMB Property Corp ...............................        43,725
     1,400      Ambac Financial Group, Inc ......................        80,164
       600      American Financial Group, Inc ...................        14,466
       200      American National Insurance Co ..................        15,560
       300    * AmeriCredit Corp ................................         4,053
       700      AmerUs Group Co .................................        22,099
     6,600      AmSouth Bancorp .................................       143,286
     1,500      Annaly Mortgage Management, Inc .................        29,580
     4,400      AON Corp ........................................        93,280
     1,500      Apartment Investment & Management Co (Class A) ..        62,685
     3,200      Archstone-Smith Trust ...........................        83,040
     1,100      Arden Realty, Inc ...............................        27,060

                       SEE NOTES TO FINANCIAL STATEMENTS

                   - INSTITUTIONAL MID-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--(CONTINUED)
     1,400      Associated Banc-Corp ............................   $    45,836
     1,500      Astoria Financial Corp ..........................        40,800
     1,100      AvalonBay Communities, Inc ......................        49,005
     1,500      Bancorpsouth, Inc ...............................        31,005
     1,200      Bank Of Hawaii Corp .............................        34,272
     2,700      Banknorth Group, Inc ............................        66,555
     1,700      Bear Stearns Cos, Inc ...........................       103,887
       700      Berkley (W.R.) Corp .............................        24,045
       300    * BOK Financial Corp ..............................        10,122
     1,200      Boston Properties, Inc ..........................        46,260
       800      BRE Properties, Inc (Class A) ...................        25,520
       700      Camden Property Trust ...........................        24,451
       400      Capitol Federal Financial .......................         9,580
     1,000      CarrAmerica Realty Corp .........................        27,100
       300    * Catellus Development Corp .......................         5,850
       400      Centerpoint Properties Corp .....................        22,380
     4,200      Charter One Financial, Inc ......................       130,914
     2,500      Cincinnati Financial Corp .......................        92,125
       800      Citizens Banking Corp ...........................        19,920
       700      City National Corp ..............................        35,301
       500    * CNA Financial Corp ..............................        13,775
     2,200      Colonial Bancgroup, Inc .........................        28,996
     1,100      Commerce Bancshares, Inc ........................        46,420
     2,300      Compass Bancshares, Inc .........................        73,301
     1,900      Countrywide Credit Industries, Inc ..............        98,990
       700      Cousins Properties, Inc .........................        16,646
     1,500      Crescent Real Estate Equities Co ................        25,770
       900      Cullen/Frost Bankers, Inc .......................        32,166
     1,000      Developers Diversified Realty Corp ..............        22,880
       200      Doral Financial Corp ............................         8,518
       400      Downey Financial Corp ...........................        14,388
     2,500      Duke Realty Corp ................................        65,000
     2,800    * E*trade Group, Inc ..............................        13,552
     1,500      A.G. Edwards, Inc ...............................        54,825
     5,000      Equity Residential ..............................       133,850
       400      Erie Indemnity Co (Class A) .....................        17,640
       800      FNB Corp ........................................        23,744
     1,700      Fidelity National Financial, Inc ................        51,153
     1,300      First American Corp .............................        27,677
       900      First Midwest Bancorp, Inc ......................        25,047
     2,300      First Tennessee National Corp ...................        84,525
     1,300      First Virginia Banks, Inc .......................        49,322
     1,600      FirstMerit Corp .................................        38,448
     1,900      Fulton Financial Corp ...........................        35,226
     1,100      General Growth Properties, Inc ..................        55,000
     1,300      Golden State Bancorp, Inc .......................        42,458
       700      Greater Bay Bancorp .............................        15,295
     1,600      Greenpoint Financial Corp .......................        73,552
     1,000      HCC Insurance Holdings, Inc .....................        25,000
     1,000      Health Care Property Investors, Inc .............        42,530
     2,900      Hibernia Corp (Class A) .........................        60,639
     1,000      Highwoods Properties, Inc .......................        23,750
     1,100      Hospitality Properties Trust ....................        37,378
     4,300    * Host Marriott Corp ..............................        43,086
     1,400      Hudson City Bancorp, Inc ........................        24,514
       600      Hudson United Bancorp ...........................        16,776
     4,500      Huntington Bancshares, Inc ......................        87,075
       900      Independence Community Bank Corp ................        25,110
     1,000    * IndyMac Bancorp, Inc ............................        22,400
       800      Instinet Group, Inc .............................         4,208
       800      iStar Financial, Inc ............................        22,784
     2,700      Jefferson-Pilot Corp ............................       113,184
     1,700      Kimco Realty Corp ...............................        53,720
       800    * LaBranche & Co, Inc .............................        17,664

    SHARES                                                             VALUE
    ------                                                             -----
       500      Legg Mason, Inc .................................   $    23,005
       700      Leucadia National Corp ..........................        23,884
     3,400      Lincoln National Corp ...........................       111,690
     1,400      M & T Bank Corp .................................       111,944
       800      Mack-Cali Realty Corp ...........................        26,624
       100    * Markel Corp .....................................        20,936
     3,900      Marshall & Ilsley Corp ..........................       117,390
     2,700      MBIA, Inc .......................................       123,984
     1,300      Mercantile Bankshares Corp ......................        50,843
       500      Mercury General Corp ............................        21,785
     1,700      MGIC Investment Corp ............................        93,891
       800      MONY Group, Inc .................................        21,360
     3,800      National Commerce Financial Corp ................        97,546
       400      Nationwide Financial Services, Inc (Class A) ....        11,600
       100      Neuberger Berman, Inc ...........................         3,005
     1,700      New Plan Excel Realty Trust .....................        33,541
     2,200      North Fork Bancorp, Inc .........................        84,436
     1,300      New York Community Bancorp, Inc .................        36,595
     1,100      Old National Bancorp ............................        27,940
     2,200      Old Republic International Corp .................        71,060
       200      Park National Corp ..............................        19,330
       500      People's Bank ...................................        11,485
     1,800      Phoenix Cos, Inc ................................        28,044
     1,600      PMI Group, Inc ..................................        50,752
     2,500      Popular, Inc ....................................        85,075
     2,900      Prologis ........................................        72,964
     1,300      Protective Life Corp ............................        41,301
       400      Provident Financial Group, Inc ..................        11,128
     2,900    * Providian Financial Corp ........................        16,269
     1,800      Public Storage, Inc .............................        57,528
     1,600      Radian Group, Inc ...............................        63,904
       700      Raymond James Financial, Inc ....................        19,915
     1,000      Reckson Associates Realty Corp ..................        23,500
       400      Regency Centers Corp ............................        12,364
     4,200      Regions Financial Corp ..........................       143,472
       300      Reinsurance Group Of America, Inc ...............         8,397
     1,300      Roslyn Bancorp, Inc .............................        24,440
     1,200      Rouse Co ........................................        38,388
     2,300      Safeco Corp .....................................        75,509
       800    * Silicon Valley Bancshares .......................        17,072
     2,400      Simon Property Group, Inc .......................        84,672
     1,300      Sky Financial Group, Inc ........................        25,779
     6,300      SouthTrust Corp .................................       158,571
     4,800      Sovereign Bancorp, Inc ..........................        66,720
     4,100      St. Paul Cos, Inc ...............................       131,610
       500      Stancorp Financial Group, Inc ...................        27,375
     2,000      Starwood Hotels & Resorts Worldwide, Inc ........        48,760
     3,600      Stilwell Financial, Inc .........................        52,632
       100      Student Loan Corp ...............................         9,460
     1,300      T Rowe Price Group, Inc .........................        35,100
       600      TCF Financial Corp ..............................        27,720
     2,200      Torchmark Corp ..................................        79,816
       400      Transatlantic Holdings, Inc .....................        28,208
     1,600      Trizec Properties, Inc ..........................        19,008
       800      Trustmark Corp ..................................        19,120
     3,700      Union Planters Corp .............................       107,855
       900      UnionBanCal Corp ................................        40,266
     2,000      United Dominion Realty Trust, Inc ...............        32,100
       800    * United Rentals, Inc .............................        10,672
       800      Unitrin, Inc ....................................        24,848
     4,400      UnumProvident Corp ..............................       100,452
     1,700      Valley National Bancorp .........................        46,665
     1,300      Vornado Realty Trust ............................        53,300
     1,200      Washington Federal, Inc .........................        27,600
       900      Webster Financial Corp ..........................        31,536

                        SEE NOTES TO FINANCIAL STATEMENTS

                   - INSTITUTIONAL MID-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--(CONTINUED)
       800      Weingarten Realty Investors .....................   $    30,392
       500      Westamerica Bancorp .............................        20,660
       700      Whitney Holding Corp ............................        22,995
     1,200      Wilmington Trust Corp ...........................        35,520
     1,700      Zions Bancorp ...................................        86,700
                                                                    -----------
                TOTAL FINANCIAL SERVICES ........................     6,752,762
                                                                    -----------
HEALTH CARE--3.85%
     2,700      Aetna, Inc ......................................       105,975
       400      AmerisourceBergen Corp ..........................        28,780
       500    * Anthem, Inc .....................................        34,000
       900    * Apogent Technologies, Inc .......................        18,504
       200      Applera Corp (Applied Biosystems Group) .........         3,860
     1,000      Bard (C.R.), Inc ................................        55,160
       900      Bausch & Lomb, Inc ..............................        29,934
     4,100      Becton Dickinson & Co ...........................       123,574
       300    * Community Health Systems, Inc ...................         7,230
       400    * Coventry Health Care, Inc .......................        12,900
       300    * Edwards Lifesciences Corp .......................         7,428
       500    * Genzyme Corp (General Division) .................         9,200
     1,600    * Health Net, Inc .................................        36,272
     6,700    * Healthsouth Corp ................................        31,423
       900      Hillenbrand Industries, Inc .....................        52,965
     1,100    * Human Genome Sciences, Inc ......................        14,245
     3,100    * Humana, Inc .....................................        41,168
     1,100      ICN Pharmaceuticals, Inc ........................        11,253
       900    * ICOS Corp .......................................        21,348
       500    * Invitrogen Corp .................................        18,145
     1,100    * Manor Care, Inc .................................        25,927
       800      McKesson Corp ...................................        25,072
       100    * Medicis Pharmaceutical Corp (Class A) ...........         4,263
     2,200    * Millennium Pharmaceuticals, Inc .................        25,762
       200      Mylan Laboratories, Inc .........................         6,560
       700      Omnicare, Inc ...................................        15,820
     2,000      Pall Corp .......................................        34,820
     1,100    * Quintiles Transnational Corp ....................        10,780
       200    * Renal Care Group, Inc ...........................         6,646
       100    * Ribapharm, Inc ..................................           452
       200    * Henry Schein, Inc ...............................        10,846
       100    * SICOR, Inc ......................................         1,544
       100    * Steris Corp .....................................         2,275
       600    * Triad Hospitals, Inc ............................        22,812
     1,300    * Vertex Pharmaceuticals, Inc .....................        25,740
     1,200    * Watson Pharmaceuticals, Inc .....................        30,672
     2,600    * WebMD Corp ......................................        15,626
                                                                    -----------
                TOTAL HEALTH CARE ...............................       928,981
                                                                    -----------
OTHER--3.95%
       900      Crane Co ........................................        19,170
     3,700      Dover Corp ......................................       102,120
       300    * Dun & Bradstreet Corp ...........................        10,638
       700      First Industrial Realty Trust, Inc ..............        22,918
     2,700      Fortune Brands, Inc .............................       142,074
       100    * Getty Images, Inc ...............................         1,939
       400    * GTECH Holdings Corp .............................         9,608
     1,000      HON Industries, Inc .............................        26,760
     1,500      ITT Industries, Inc .............................        99,600
     1,400      Liberty Property Trust ..........................        44,884
     2,500      Loews Corp ......................................       125,650
       500      Manpower, Inc ...................................        16,185
       900      Pentair, Inc ....................................        36,837
     1,000      Pittston Brink's Group ..........................        24,010
     5,500      Servicemaster Co ................................        60,995
       400    * SPX Corp ........................................        43,044
     2,400      Supervalu, Inc ..................................        50,304

    SHARES                                                             VALUE
    ------                                                             -----
       500      Teleflex, Inc ...................................   $    23,635
     2,200      Textron, Inc ....................................        79,860
       500    * TMP Worldwide, Inc ..............................         5,475
       300      Viad Corp .......................................         6,723
                                                                    -----------
                TOTAL OTHER .....................................       952,429
                                                                    -----------
PRODUCER DURABLES--3.21%
       600    * AGCO Corp .......................................        12,636
       400    * Allied Waste Industries, Inc ....................         3,080
       900      American Water Works Co, Inc ....................        40,122
       600      Cummins, Inc ....................................        16,782
     1,300      Eaton Corp ......................................        87,698
       100    * Flowserve Corp ..................................         1,735
       900    * FMC Technologies, Inc ...........................        16,614
       800      GATX Corp .......................................        18,904
     1,400      WW Grainger, Inc ................................        60,634
       700      Harsco Corp .....................................        20,356
       900      Hubbell, Inc (Class B) ..........................        28,143
     1,000      Navistar International Corp .....................        24,310
     2,000      Paccar, Inc .....................................        68,640
     2,200      Parker Hannifin Corp ............................        83,358
     1,000      Philadelphia Suburban Corp ......................        18,750
     1,700      Pitney Bowes, Inc ...............................        57,001
     2,800    * Republic Services, Inc ..........................        53,900
     3,000      Rockwell Automation, Inc ........................        53,520
       900      Timken Co .......................................        16,200
    13,200    * Xerox Corp ......................................        93,720
                                                                    -----------
                TOTAL PRODUCER DURABLES .........................       776,103
                                                                    -----------
TECHNOLOGY--5.56%
     6,500    * 3Com Corp .......................................        32,045
       400    * Acxiom Corp .....................................         7,368
     1,000    * Adaptec, Inc ....................................         5,600
     8,600    * ADC Telecommunications, Inc .....................        12,556
       700    * Advanced Fibre Communications, Inc ..............        11,732
     4,300    * Advanced Micro Devices, Inc .....................        31,003
    13,400    * Agere Systems, Inc (Class B) ....................        17,822
       300    * Alliance Data Systems Corp ......................         4,557
     2,600    * American Power Conversion Corp ..................        30,264
       600    * Amkor Technology, Inc ...........................         1,194
     1,800    * Andrew Corp .....................................        15,048
     6,500    * Apple Computer, Inc .............................        92,105
     2,700    * Applied Micro Circuits Corp .....................        10,179
     1,400    * Arrow Electronics, Inc ..........................        21,098
     2,200    * Atmel Corp ......................................         3,916
     1,500      Autodesk, Inc ...................................        20,235
     5,800    * Avaya, Inc ......................................        11,890
     2,100    * Avnet, Inc ......................................        28,875
     1,000      AVX Corp ........................................        10,610
     2,000    * BMC Software, Inc ...............................        29,440
     1,700    * Broadcom Corp (Class A) .........................        25,925
       600    * Ceridian Corp ...................................         9,222
       600    * Checkfree Corp ..................................         7,830
     3,900    * CIENA Corp ......................................        16,068
       400    * Citrix Systems, Inc .............................         2,536
     7,300      Computer Associates International, Inc ..........        80,957
     2,700    * Computer Sciences Corp ..........................        94,230
     3,400    * Compuware Corp ..................................        11,356
     1,700    * Comverse Technology, Inc ........................        13,277
     2,400    * Conexant Systems, Inc ...........................         3,216
     9,800    * Corning, Inc ....................................        19,698
       500    * Cypress Semiconductor Corp ......................         4,570
     1,300      Diebold, Inc ....................................        46,943
       300    * Emulex Corp .....................................         5,145
       200      Equifax, Inc ....................................         4,702

                       SEE NOTES TO FINANCIAL STATEMENTS

                   - INSTITUTIONAL MID-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
TECHNOLOGY--(CONTINUED)
       100    * Fairchild Semiconductor International, Inc (Class A)$     1,020
     3,200    * Gateway, Inc ....................................        10,208
       500      Harris Corp .....................................        16,375
     2,500    * i2 Technologies, Inc ............................         1,918
     2,600      IKON Office Solutions, Inc ......................        24,154
     1,100    * Ingram Micro, Inc (Class A) .....................        14,718
       900    * Integrated Device Technology, Inc ...............        10,665
       200    * International Rectifier Corp ....................         3,770
       800    * Intersil Corp (Class A) .........................        12,400
       400    * Iron Mountain, Inc ..............................        10,424
       200    * Jabil Circuit, Inc ..............................         3,578
    11,100    * JDS Uniphase Corp ...............................        28,416
       700    * Juniper Networks, Inc ...........................         4,634
     1,600    * Kemet Corp ......................................        18,768
     3,400    * LSI Logic Corp ..................................        25,942
       200    * Macromedia, Inc .................................         1,698
       400      Molex, Inc ......................................        10,480
       500    * National Semiconductor Corp .....................         6,595
     1,500    * NCR Corp ........................................        39,495
       200    * Novellus Systems, Inc ...........................         4,770
       100    * Perot Systems Corp (Class A) ....................         1,229
       400    * Polycom, Inc ....................................         3,492
       400    * Rational Software Corp ..........................         2,468
       300    * RealNetworks, Inc ...............................         1,275
     4,400    * Sanmina-SCI Corp ................................        14,612
     2,900      Scientific-Atlanta, Inc .........................        39,150
     7,500    * Solectron Corp ..................................        24,375
     1,600    * Storage Technology Corp .........................        21,408
       900    * Sybase, Inc .....................................        11,925
     2,100      Symbol Technologies, Inc ........................        18,459
       600    * Tech Data Corp ..................................        19,464
     1,300    * Tektronix, Inc ..................................        22,451
     4,100    * Tellabs, Inc ....................................        20,623
       700    * Teradyne, Inc ...................................         8,610
     2,200    * Thermo Electron Corp ............................        37,400
     4,900    * Unisys Corp .....................................        41,650
     2,000    * VeriSign, Inc ...................................        15,140
     1,100    * Veritas Software Corp ...........................        19,514
     2,300    * Vishay Intertechnology, Inc .....................        25,783
                                                                    -----------
                TOTAL TECHNOLOGY                                      1,342,268
                                                                    -----------
TRANSPORTATION--1.69%
     2,800    * AMR Corp ........................................        20,608
       800      CNF, Inc ........................................        24,968
     1,200    * Continental Airlines, Inc (Class B) .............        10,260
     3,900      CSX Corp ........................................       112,827
     2,300      Delta Air Lines, Inc ............................        34,431
       100    * JetBlue Airways Corp ............................         4,336
     7,100      Norfolk Southern Corp ...........................       151,159
     1,000    * Northwest Airlines Corp .........................         8,850
     1,000      Ryder System, Inc ...............................        26,310
       400      Skywest, Inc ....................................         5,820
       500    * Swift Transportation Co, Inc ....................         9,190
                                                                    -----------
                TOTAL TRANSPORTATION                                    408,759
                                                                    -----------
UTILITIES--11.73%
     4,500    * AES Corp ........................................        14,220
     2,300      Allegheny Energy, Inc ...........................        36,271
     1,400      Allete, Inc .....................................        33,502
     1,700      Alliant Energy Corp .............................        35,156
     2,600      Ameren Corp .....................................       108,498
     3,300      Aquila, Inc .....................................        14,982
     4,500    * Calpine Corp ....................................        17,280
     2,600      CenturyTel, Inc .................................        68,666

    SHARES/
   PRINCIPAL                                                           VALUE
   ---------                                                           -----
     3,100      Cinergy Corp ....................................   $   100,285
     2,800    * Citizens Communications Co ......................        19,544
     2,300      CMS Energy Corp .................................        22,494
     3,900      Consolidated Edison, Inc ........................       154,635
     3,000      Constellation Energy Group, Inc .................        79,590
     2,300      DPL, Inc ........................................        39,123
     2,900      DTE Energy Co ...................................       121,017
     4,900    * Dynegy, Inc (Class A) ...........................         8,477
     6,000    * Edison International ............................        66,540
     2,600      Energy East Corp ................................        51,870
     4,100      Entergy Corp ....................................       167,690
     1,200      Equitable Resources, Inc ........................        42,780
     5,100      FirstEnergy Corp ................................       157,284
     1,100      Great Plains Energy, Inc ........................        21,868
       700      Hawaiian Electric Industries, Inc ...............        30,611
       700      Idacorp, Inc ....................................        17,122
       900    * IDT Corp ........................................        15,246
     2,600      KeySpan Corp ....................................        87,698
       600      Kinder Morgan, Inc ..............................        24,918
     1,300      MDU Resources Group, Inc ........................        30,329
     6,200    * Mirant Corp .....................................        19,654
     1,300      National Fuel Gas Co ............................        26,897
       800      Nicor, Inc ......................................        22,824
     3,800      NiSource, Inc ...................................        70,908
     2,400      Northeast Utilities .............................        40,728
     1,000      NSTAR ...........................................        40,170
     1,400      OGE Energy Corp .................................        25,410
       600      Peoples Energy Corp .............................        21,144
     2,800      Pepco Holdings, Inc .............................        57,400
     7,100    * P G & E Corp ....................................        91,022
     1,400      Pinnacle West Capital Corp ......................        43,820
     2,700      PPL Corp ........................................        85,077
     3,800      Public Service Enterprise Group, Inc ............       124,450
     1,600      Puget Energy, Inc ...............................        32,768
     1,400      Questar Corp ....................................        33,712
    12,400    * Qwest Communications International, Inc .........        43,276
     4,900      Reliant Energy, Inc .............................        55,860
       900    * Reliant Resources, Inc ..........................         3,690
     1,900      SCANA Corp ......................................        49,077
     3,300      Sempra Energy ...................................        71,643
     2,800      TECO Energy, Inc ................................        45,360
     1,000      Telephone & Data Systems, Inc ...................        59,110
       300    * U.S. Cellular Corp ..............................         9,717
     1,200      Vectren Corp ....................................        28,188
     8,000      Williams Cos, Inc ...............................        22,400
     2,100      Wisconsin Energy Corp ...........................        52,731
     7,300      Xcel Energy, Inc ................................        67,744
                                                                    -----------
                TOTAL UTILITIES                                       2,832,476
                                                                    -----------
                      TOTAL COMMON STOCK
                  (COST $22,101,121)                                 22,229,991
                                                                    -----------
SHORT TERM INVESTMENT--99.41%
U.S. GOVERNMENT AND AGENCY--99.41%
                Federal Home Loan Bank (FHLB)
$24,000,000       1.590%, 09/16/02 ..............................    23,996,640
                                                                    -----------
                TOTAL SHORT TERM INVESTMENT
                  (COST $23,996,640)                                 23,996,640
                                                                    -----------
                TOTAL PORTFOLIO--191.50%
                  (COST $46,097,761)                                 46,226,631
                OTHER ASSETS & LIABILITIES, NET-(91.50%)            (22,087,542)
                                                                    -----------
                NET ASSETS--100.00%                                 $24,139,089
                                                                    -----------

----------
*  Non-income producing

                        SEE NOTES TO FINANCIAL STATEMENTS

                   - INSTITUTIONAL MID-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
COMMON STOCK--93.33%
AEROSPACE AND DEFENSE--0.68%
       400    * Alliant Techsystems, Inc ........................   $    28,700
     1,200      Goodrich Corp ...................................        25,548
       800    * L-3 Communications Holdings, Inc ................        45,584
       400    * PanAmSat Corp ...................................         7,116
     1,400      PerkinElmer, Inc ................................         7,490
       600      Precision Castparts Corp ........................        14,070
     2,300      Rockwell Collins, Inc ...........................        46,575
       900    * Titan Corp ......................................         9,900
                                                                    -----------
                TOTAL AEROSPACE AND DEFENSE .....................       184,983
                                                                    -----------
BASIC INDUSTRIES--7.70%
     1,200    * AK Steel Holding Corp ...........................        11,160
       400      Albemarle Corp ..................................        11,576
     1,000      Allegheny Technologies, Inc .....................         7,900
       800    * American Standard Cos, Inc ......................        57,072
       500      Aptargroup, Inc .................................        15,200
     1,200      Avery Dennison Corp .............................        72,000
       700      Ball Corp .......................................        37,730
       600      Bemis Co ........................................        31,386
     1,000      Black & Decker Corp .............................        43,870
       600      Boise Cascade Corp ..............................        15,330
       600      Bowater, Inc ....................................        23,316
       800      Cabot Corp ......................................        18,632
       800      Centex Corp .....................................        39,840
     1,200      Clayton Homes, Inc ..............................        15,708
       300      Consol Energy, Inc ..............................         4,065
     1,400      D.R. Horton, Inc ................................        30,828
     1,000      Eastman Chemical Co .............................        43,170
     1,600      Ecolab, Inc .....................................        69,840
     1,600      Engelhard Corp ..................................        41,280
     1,000      Fluor Corp ......................................        26,900
       900    * Freeport-McMoRan Copper & Gold, Inc (Class A) ...        12,960
     2,800      Georgia-Pacific Corp ............................        50,400
     1,000    * Hercules, Inc ...................................        10,350
     1,300      IMC Global, Inc .................................        18,577
       600    * Jacobs Engineering Group, Inc ...................        20,364
       500      KB Home .........................................        25,825
       400      Lafarge North America, Inc ......................        12,812
       700      Lennar Corp .....................................        40,698
       700      Lubrizol Corp ...................................        21,539
     1,600      Lyondell Chemical Co ............................        23,200
       600      Martin Marietta Materials, Inc ..................        23,070
     2,500      MeadWestvaco Corp ...............................        55,625
     3,200      Monsanto Co .....................................        52,160
     4,200      Newmont Mining Corp .............................       123,228
     1,000      Nucor Corp ......................................        52,120
       100    * NVR, Inc ........................................        32,530
       400      OM Group, Inc ...................................        21,308
     1,400    * Owens-Illinois, Inc .............................        18,690
       800    * Packaging Corp Of America .......................        14,200
     2,000    * Pactiv Corp .....................................        35,880
       300      Peabody Energy Corp .............................         7,413
     1,000    * Phelps Dodge Corp ...............................        28,790
     2,300      Plum Creek Timber Co, Inc .......................        58,213
     2,100      PPG Industries, Inc .............................       108,087
     2,000      Praxair, Inc ....................................       112,360
       600      Pulte Homes, Inc ................................        28,380
       400      Rayonier, Inc ...................................        18,204
     1,900      Rohm & Haas Co ..................................        65,075
     1,400      RPM, Inc ........................................        20,090
       300      Ryland Group, Inc ...............................        13,020
     1,000    * Sealed Air Corp .................................        17,140
       500    * Shaw Group, Inc .................................         7,625
     1,600      Sherwin-Williams Co .............................        41,280

    SHARES                                                             VALUE
    ------                                                             -----
       900      Sigma-Aldrich Corp ..............................   $    45,153
     2,200    * Smurfit-Stone Container Corp ....................        32,362
       700      Snap-On, Inc ....................................        16,842
     1,200      Sonoco Products Co ..............................        26,400
       800      Stanley Works ...................................        26,944
       600      Temple-Inland, Inc ..............................        28,794
       500    * Toll Brothers, Inc ..............................        12,860
     1,200      United States Steel Corp ........................        15,948
       600      Valspar Corp ....................................        23,970
     1,200      Vulcan Materials Co .............................        48,432
       500      York International Corp .........................        15,840
                                                                    -----------
                TOTAL BASIC INDUSTRIES ..........................     2,101,561
                                                                    -----------
CONSUMER CYCLICAL--13.65%
       500    * 99 Cents Only Stores ............................        11,810
     1,000    * Abercrombie & Fitch Co (Class A) ................        23,800
       200    * Advance Auto Parts ..............................        10,672
       300    * American Axle & Manufacturing Holdings, Inc .....         8,985
       700    * American Eagle Outfitters, Inc ..................        11,487
       800    * American Greetings Corp (Class A) ...............        14,040
     1,500    * Apollo Group, Inc (Class A) .....................        64,050
       200    * Apollo Group, Inc (University Of Phoenix Online)          6,120
       700      Applebee's International, Inc ...................        14,742
       900      ArvinMeritor, Inc ...............................        21,240
     1,200      Autoliv, Inc ....................................        27,108
     3,600    * Bed Bath & Beyond, Inc ..........................       124,488
     1,100      Belo Corp (Class A) .............................        26,059
     1,400    * Big Lots, Inc ...................................        26,250
       400      Blockbuster, Inc (Class A) ......................         9,328
       300      BorgWarner, Inc .................................        18,000
     1,200    * Brinker International, Inc ......................        31,668
     1,100      Brunswick Corp ..................................        25,597
     1,700    * Cablevision Systems Corp (Class A) ..............        18,666
       800      Callaway Golf Co ................................        11,840
       500    * Catalina Marketing Corp .........................        15,280
       600      CBRL Group, Inc .................................        14,011
       300    * CEC Entertainment, Inc ..........................        10,968
     1,500    * Charter Communications, Inc (Class A) ...........         4,575
       900    * Chico's FAS, Inc ................................        16,488
       200    * Columbia Sportswear Co ..........................         7,630
       800      Cooper Tire & Rubber Co .........................        16,568
       800    * Copart, Inc .....................................        11,616
       400    * Cox Radio, Inc (Class A) ........................        10,244
       400    * Cumulus Media, Inc (Class A) ....................         6,740
     1,800      Dana Corp .......................................        28,962
     2,100      Darden Restaurants, Inc .........................        49,266
     7,000      Delphi Corp .....................................        72,030
       900      Dillard's, Inc (Class A) ........................        22,932
     3,500      Dollar General Corp .............................        46,620
     1,400    * Dollar Tree Stores, Inc .........................        30,926
       500      Donaldson Co, Inc ...............................        18,460
       600      Dow Jones & Co, Inc .............................        25,980
     3,600      Eastman Kodak Co ................................       102,096
       500    * Emmis Communications Corp (Class A) .............         8,785
       400    * Entercom Communications Corp ....................        18,408
       600    * Entravision Communications Corp (Class A) .......         7,140
       900    * Extended Stay America, Inc ......................        12,384
     2,000      Family Dollar Stores, Inc .......................        56,000
     2,500    * Federated Department Stores, Inc ................        90,325
     1,700    * Foot Locker, Inc ................................        16,541
       300      Forest City Enterprises, Inc (Class A) ..........        10,515
     2,800    * Gemstar-TV Guide International, Inc .............         9,520
       900    * Gentex Corp .....................................        26,919
     2,200      Genuine Parts Co ................................        70,818
     1,800      Goodyear Tire & Rubber Co .......................        22,428
       600      Graco, Inc ......................................        15,750

                       SEE NOTES TO FINANCIAL STATEMENTS

                   - INSTITUTIONAL MID-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
CONSUMER CYCLICAL--(CONTINUED)
       300      Harman International Industries, Inc ............   $    15,525
     1,400    * Harrah's Entertainment, Inc .....................        67,900
       800      Harte-Hanks, Inc ................................        16,872
       200    * Hearst-Argyle Television, Inc ...................         4,862
     4,100      Hilton Hotels Corp ..............................        46,330
       700    * Hispanic Broadcasting Corp ......................        12,999
       400    * Interactive Data Corp ...........................         5,320
     1,100    * International Game Technology ...................        72,490
       400      International Speedway Corp (Class A) ...........        16,188
     3,300      J.C. Penney Co, Inc .............................        60,390
     1,100      Johnson Controls, Inc ...........................        89,848
     1,500    * Jones Apparel Group, Inc ........................        55,215
     1,000      Knight Ridder, Inc ..............................        63,190
       500    * Krispy Kreme Doughnuts, Inc .....................        16,400
       900    * Lamar Advertising Co ............................        27,999
       600      La-Z-Boy, Inc ...................................        15,000
       800    * Lear Corp .......................................        37,840
       600      Lee Enterprises, Inc ............................        20,652
     2,500      Leggett & Platt, Inc ............................        52,850
       200    * Lin TV Corp (Class A) ...........................         4,940
     1,300      Liz Claiborne, Inc ..............................        36,049
       500    * Mandalay Resort Group ...........................        15,535
     2,400      Marriott International, Inc (Class A) ...........        74,880
     3,600      May Department Stores Co ........................        97,164
     1,000      Maytag Corp .....................................        27,310
       200      McClatchy Co (Class A) ..........................        11,842
       200      Media General, Inc (Class A) ....................        10,510
       500      Meredith Corp ...................................        21,685
       600    * Metro-Goldwyn-Mayer, Inc ........................         7,236
       800    * MGM Mirage ......................................        28,880
       800    * Michaels Stores, Inc ............................        38,392
       600    * Mohawk Industries, Inc ..........................        30,600
       400    * MSC Industrial Direct Co (Class A) ..............         4,612
       500    * Neiman Marcus Group, Inc (Class A) ..............        15,800
     1,700      New York Times Co (Class A) .....................        82,909
     1,200      Nordstrom, Inc ..................................        25,488
       500    * O'Reilly Automotive, Inc ........................        15,480
       700    * Outback Steakhouse, Inc .........................        19,362
     3,400    * Park Place Entertainment Corp ...................        30,532
       500    * Performance Food Group Co .......................        16,345
     1,200      Pier 1 Imports, Inc .............................        23,604
       200    * Pixar, Inc ......................................         9,328
       300      Polaris Industries, Inc .........................        22,260
       400    * Polo Ralph Lauren Corp ..........................         9,452
     1,300      R.R. Donnelley & Sons Co ........................        32,383
       900    * Radio One, Inc (Class D) ........................        15,687
     1,200      Reader's Digest Association, Inc (Class A) ......        19,788
       600    * Reebok International Ltd ........................        14,508
       200    * Regal Entertainment Group (Class A) .............         3,640
       400    * Rent-A-Center, Inc ..............................        23,096
     1,000      Ross Stores, Inc ................................        40,880
       800      Ruby Tuesday, Inc ...............................        14,888
     1,500    * Saks, Inc .......................................        17,955
       400    * Scholastic Corp .................................        18,688
       200    * Scotts Co (Class A) .............................         8,600
       400      Scripps (E.W.) Co (Class A) .....................        28,880
     1,100    * Six Flags, Inc ..................................         5,357
       300    * Sonic Automotive, Inc ...........................         6,282
     4,800    * Starbucks Corp ..................................        98,688
       400      Steelcase, Inc (Class A) ........................         5,180
       300      Talbots, Inc ....................................         9,960
       600    * The Cheesecake Factory, Inc .....................        16,602
     1,400      Tiffany & Co ....................................        35,168
       200    * Timberland Co (Class A) .........................         7,410

    SHARES                                                             VALUE
    ------                                                             -----
     1,300      TRW, Inc ........................................   $    76,310
       900    * UnitedGlobalcom, Inc (Class A) ..................         1,566
     1,900    * Univision Communications, Inc (Class A) .........        42,294
       600    * Valassis Communications, Inc ....................        22,698
     1,100      VF Corp .........................................        43,263
     1,600      Visteon Corp ....................................        17,840
     1,400      Wendy's International, Inc ......................        45,164
     1,000    * Westwood One, Inc ...............................        35,620
       800      Whirlpool Corp ..................................        41,392
       600      Wiley (John) & Sons, Inc (Class A) ..............        13,500
     1,100    * Williams-Sonoma, Inc ............................        28,512
     4,800    * Yahoo!, Inc .....................................        50,208
     3,700    * Yum! Brands, Inc ................................       108,521
       400    * Zale Corp .......................................        12,936
                                                                    -----------
                TOTAL CONSUMER CYCLICAL                               3,724,404
                                                                    -----------
CONSUMER NON-CYCLICAL--7.12%
       500      Alberto-Culver Co (Class B) .....................        24,975
     2,400    * Amazon.Com, Inc .................................        39,864
       400    * Aramark Corp (Class B) ..........................         8,880
     7,100      Archer Daniels Midland Co .......................        85,697
     2,500    * Autonation, Inc .................................        31,400
       900    * Autozone, Inc ...................................        66,978
       500    * Barnes & Noble, Inc .............................        12,000
       900    * BJ's Wholesale Club, Inc ........................        20,070
     1,000    * Borders Group, Inc ..............................        18,690
       400      Brown-Forman Corp (Class B) .....................        27,780
       700    * CDW Computer Centers, Inc .......................        31,192
       500      Church & Dwight Co, Inc .........................        16,155
       400    * Circuit City Stores, Inc (Carmax Group) .........         7,400
     2,600      Circuit City Stores, Inc (Circuit City Group) ...        43,446
     2,100      Clorox Co .......................................        90,300
     1,100    * Coach, Inc ......................................        31,878
     2,900      Coca-Cola Enterprises, Inc ......................        61,190
       900    * Constellation Brands, Inc (Class A) .............        26,325
       300      Coors (Adolph) Co (Class B) .....................        18,708
     1,100    * Dean Foods Co ...................................        42,856
     1,200      Dial Corp .......................................        24,360
       500      Dole Food Co ....................................        12,805
       200      Dreyer's Grand Ice Cream, Inc ...................        13,826
     1,100    * Energizer Holdings, Inc .........................        33,682
     1,300      Estee Lauder Cos (Class A) ......................        40,976
       400      Ethan Allen Interiors, Inc ......................        13,480
       100    * Expedia, Inc (Class A) ..........................         5,374
       700      Fastenal Co .....................................        23,163
       600    * Furniture Brands International, Inc .............        13,980
       200    * Gamestop Corp ...................................         3,920
     1,800      Hasbro, Inc .....................................        22,500
     1,000      Herman Miller, Inc ..............................        16,220
     1,200      Hershey Foods Corp ..............................        88,584
     1,000      Hormel Foods Corp ...............................        21,970
       900      International Flavors & Fragrances, Inc .........        27,981
       400      Lancaster Colony Corp ...........................        17,876
       300      Loews Corp (Carolina Group) .....................         6,825
     5,400      Mattel, Inc .....................................       108,162
     1,800      McCormick & Co, Inc (Non-Vote) ..................        40,482
     3,300      Newell Rubbermaid, Inc ..........................       111,804
     3,800    * Office Depot, Inc ...............................        52,364
       100    * PayPal, Inc .....................................         2,242
     2,200      Pepsi Bottling Group, Inc .......................        57,530
     1,100      PepsiAmericas Inc ...............................        16,049
       200    * Petco Animal Supplies, Inc ......................         4,190
     1,700    * Petsmart, Inc ...................................        30,479
     1,100      R.J. Reynolds Tobacco Holdings, Inc .............        57,541
     2,100    * RadioShack Corp .................................        44,583
     5,000    * Rite Aid Corp ...................................        13,250

                        SEE NOTES TO FINANCIAL STATEMENTS

                   - INSTITUTIONAL MID-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
CONSUMER NON-CYCLICAL--(CONTINUED)
     1,400    * Smithfield Foods, Inc ...........................   $    25,424
     5,800    * Staples, Inc ....................................        84,158
       400    * Ticketmaster (Class B) ..........................         6,724
       300      Tootsie Roll Industries, Inc ....................         9,543
     2,400    * Toys "R" Us, Inc ................................        31,944
     2,800      Tyson Foods, Inc (Class A) ......................        34,020
     2,100      UST, Inc ........................................        63,819
       300    * Weight Watchers International, Inc ..............        13,425
       600    * Whole Foods Market, Inc .........................        28,200
       800      Winn-Dixie Stores, Inc ..........................        13,016
                                                                    -----------
                TOTAL CONSUMER NON-CYCLICAL                           1,942,255
                                                                    -----------
ENERGY--5.10%
       900      Amerada Hess Corp ...............................        63,108
     1,700      Apache Corp .....................................        97,393
       900      Ashland, Inc ....................................        26,415
     1,900    * BJ Services Co ..................................        52,763
     2,500      Burlington Resources, Inc .......................        94,500
       600    * Cooper Cameron Corp .............................        26,982
     1,800      Devon Energy Corp ...............................        87,138
       700      Diamond Offshore Drilling, Inc ..................        14,637
     1,800      Ensco International, Inc ........................        45,450
     1,400      EOG Resources, Inc ..............................        49,308
       400    * Forest Oil Corp .................................        10,632
     1,100    * Grant Prideco, Inc ..............................        10,538
     5,400      Halliburton Co ..................................        76,302
       600      Helmerich & Payne, Inc ..........................        20,592
     1,200      Kerr-McGee Corp .................................        53,064
     3,900      Marathon Oil Corp ...............................        96,057
       500      Murphy Oil Corp .................................        42,890
     1,000    * National-Oilwell, Inc ...........................        18,920
       600    * Newfield Exploration Co .........................        19,560
       700      Noble Energy, Inc ...............................        22,610
     2,200      Ocean Energy, Inc ...............................        43,340
       900    * Patterson-UTI Energy, Inc .......................        22,770
     1,000    * Pennzoil-Quaker State Co ........................        21,830
     1,400    * Pioneer Natural Resources Co ....................        35,714
       700      Pogo Producing Co ...............................        23,205
       300    * Premcor, Inc ....................................         5,280
     1,400    * Pride International, Inc ........................        18,550
     1,200      Rowan Cos, Inc ..................................        22,968
     1,200    * Smith International, Inc ........................        36,696
       800      Sunoco, Inc .....................................        26,632
       700      Tidewater, Inc ..................................        19,852
     3,100      Unocal Corp .....................................       101,494
     1,200      Valero Energy Corp ..............................        37,008
     1,000    * Varco International, Inc ........................        17,740
     1,400      XTO Energy, Inc .................................        28,742
                                                                    -----------
                TOTAL ENERGY                                          1,390,680
                                                                    -----------
FINANCIAL SERVICES--19.08%
       100      21st Century Insurance Group ....................         1,191
     1,000      A.G. Edwards, Inc ...............................        36,550
       300    * Affiliated Managers Group, Inc ..................        14,976
     1,300      Allied Capital Corp .............................        29,666
       700      Allmerica Financial Corp ........................        14,763
     1,100      AMB Property Corp ...............................        32,065
     1,100      Ambac Financial Group, Inc ......................        62,986
       400      American Financial Group, Inc ...................         9,644
       100      American National Insurance Co ..................         7,780
     1,100    * AmeriCredit Corp ................................        14,861
       500      AmerUs Group Co .................................        15,785
     4,500      AmSouth Bancorp .................................        97,695
       900      Annaly Mortgage Management, Inc .................        17,748
     3,000      AON Corp ........................................        63,600
     1,000      Apartment Investment & Management Co (Class A) ..        41,790

    SHARES                                                             VALUE
    ------                                                             -----
     2,200      Archstone-Smith Trust ...........................   $    57,090
       700      Arden Realty, Inc ...............................        17,220
     1,000      Associated Banc-Corp ............................        32,740
     1,100      Astoria Financial Corp ..........................        29,920
       700      AvalonBay Communities, Inc ......................        31,185
     1,100      Bancorpsouth, Inc ...............................        22,737
       900      Bank Of Hawaii Corp .............................        25,704
     1,900      Banknorth Group, Inc ............................        46,835
     1,200      Bear Stearns Cos, Inc ...........................        73,332
       500      Berkley (W.R.) Corp .............................        17,175
       200    * Blackrock, Inc ..................................         8,980
       200    * BOK Financial Corp ..............................         6,748
       800      Boston Properties, Inc ..........................        30,840
       600      BRE Properties, Inc (Class A) ...................        19,140
       600      Brown & Brown, Inc ..............................        17,190
       500      Camden Property Trust ...........................        17,465
       300      Capitol Federal Financial .......................         7,185
       600      CarrAmerica Realty Corp .........................        16,260
     1,100    * Catellus Development Corp .......................        21,450
       300      Centerpoint Properties Corp .....................        16,785
     2,900      Charter One Financial, Inc ......................        90,393
     1,100    * ChoicePoint, Inc ................................        46,134
     1,700      Cincinnati Financial Corp .......................        62,645
       500      Citizens Banking Corp ...........................        12,450
       500      City National Corp ..............................        25,215
       400    * CNA Financial Corp ..............................        11,020
     1,600      Colonial Bancgroup, Inc .........................        21,088
       700      Commerce Bancorp, Inc ...........................        31,430
       800      Commerce Bancshares, Inc ........................        33,760
     1,600      Compass Bancshares, Inc .........................        50,992
     1,300      Countrywide Credit Industries, Inc ..............        67,730
       500      Cousins Properties, Inc .........................        11,890
     1,000      Crescent Real Estate Equities Co ................        17,180
       700      Cullen/Frost Bankers, Inc .......................        25,018
       700      Developers Diversified Realty Corp ..............        16,016
       500      Doral Financial Corp ............................        21,295
       300      Downey Financial Corp ...........................        10,791
     1,700      Duke Realty Corp ................................        44,200
     3,500    * E*trade Group, Inc ..............................        16,940
       700      Eaton Vance Corp ................................        20,027
     3,400      Equity Residential ..............................        91,018
       200      Erie Indemnity Co (Class A) .....................         8,820
     1,000      Federated Investors, Inc (Class B) ..............        29,100
     1,200      Fidelity National Financial, Inc ................        36,108
       900      First American Corp .............................        19,161
       600      First Midwest Bancorp, Inc ......................        16,698
     1,600      First Tennessee National Corp ...................        58,800
       900      First Virginia Banks, Inc .......................        34,146
     1,100      FirstMerit Corp .................................        26,433
       400      FNB Corp ........................................        11,872
       600      Fulton Financial Corp ...........................        11,124
     1,100      Gallagher (Arthur J.) & Co ......................        28,820
       800      General Growth Properties, Inc ..................        40,000
       900      Golden State Bancorp, Inc .......................        29,394
       600      Greater Bay Bancorp .............................        13,110
     1,100      Greenpoint Financial Corp .......................        50,567
       800      HCC Insurance Holdings, Inc .....................        20,000
       700      Health Care Property Investors, Inc .............        29,771
     2,000      Hibernia Corp (Class A) .........................        41,820
       600      Highwoods Properties, Inc .......................        14,250
       800      Hospitality Properties Trust ....................        27,184
     2,900    * Host Marriott Corp ..............................        29,058
     1,000      Hudson City Bancorp, Inc ........................        17,510
       600      Hudson United Bancorp ...........................        16,776
     3,100      Huntington Bancshares, Inc ......................        59,985

                        SEE NOTES TO FINANCIAL STATEMENTS

                   - INSTITUTIONAL MID-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--(CONTINUED)
       700      Independence Community Bank Corp ................   $    19,530
       700    * IndyMac Bancorp, Inc ............................        15,680
       600      Instinet Group, Inc .............................         3,156
       600    * Investment Technology Group, Inc ................        19,200
       800      Investors Financial Services Corp ...............        23,614
       600      iStar Financial, Inc ............................        17,088
     1,900      Jefferson-Pilot Corp ............................        79,648
       300      John Nuveen Co (Class A) ........................         6,945
     1,100      Kimco Realty Corp ...............................        34,760
       600    * LaBranche & Co, Inc .............................        13,248
       800      Legg Mason, Inc .................................        36,808
       500      Leucadia National Corp ..........................        17,060
     2,300      Lincoln National Corp ...........................        75,555
     1,000      M & T Bank Corp .................................        79,960
       500      Mack-Cali Realty Corp ...........................        16,640
       100    * Markel Corp .....................................        20,936
     2,700      Marshall & Ilsley Corp ..........................        81,270
     1,900      MBIA, Inc .......................................        87,248
       900      Mercantile Bankshares Corp ......................        35,199
       300      Mercury General Corp ............................        13,071
     1,100      MGIC Investment Corp ............................        60,753
       600      MONY Group, Inc .................................        16,020
     2,600      National Commerce Financial Corp ................        66,742
       300      Nationwide Financial Services, Inc (Class A) ....         8,700
       700      Neuberger Berman, Inc ...........................        21,035
     1,200      New Plan Excel Realty Trust .....................        23,676
     1,300      New York Community Bancorp, Inc .................        36,595
     2,100      North Fork Bancorp, Inc .........................        80,598
       400      Old National Bancorp ............................        10,160
     1,500      Old Republic International Corp .................        48,450
       100      Park National Corp ..............................         9,665
       300      People's Bank ...................................         6,891
     1,300      Phoenix Cos, Inc ................................        20,254
     1,100      PMI Group, Inc ..................................        34,892
       700      Popular, Inc ....................................        23,821
     2,000      Prologis ........................................        50,320
       900      Protective Life Corp ............................        28,593
       600      Provident Financial Group, Inc ..................        16,692
     3,300    * Providian Financial Corp ........................        18,513
     1,200      Public Storage, Inc .............................        38,352
     1,100      Radian Group, Inc ...............................        43,934
       500      Raymond James Financial, Inc ....................        14,225
       600      Reckson Associates Realty Corp ..................        14,100
       300      Regency Centers Corp ............................         9,273
     2,900      Regions Financial Corp ..........................        99,064
       200      Reinsurance Group Of America, Inc ...............         5,598
     1,000      Roslyn Bancorp, Inc .............................        18,800
       900      Rouse Co ........................................        28,791
     1,600      Safeco Corp .....................................        52,528
       900      SEI Investments Co ..............................        26,802
       600    * Silicon Valley Bancshares .......................        12,804
     1,600      Simon Property Group, Inc .......................        56,448
       600      Sky Financial Group, Inc ........................        11,898
     4,400      SouthTrust Corp .................................       110,748
     3,200      Sovereign Bancorp, Inc ..........................        44,480
       400      St. Joe Co ......................................        11,608
     2,800      St. Paul Cos, Inc ...............................        89,880
       400      Stancorp Financial Group, Inc ...................        21,900
     2,500      Starwood Hotels & Resorts Worldwide, Inc ........        60,950
     2,800      Stilwell Financial, Inc .........................        40,936
       100      Student Loan Corp ...............................         9,460
     3,700      Synovus Financial Corp ..........................        81,992
     1,300      T Rowe Price Group, Inc .........................        35,100
     1,000      TCF Financial Corp ..............................        46,200

    SHARES                                                             VALUE
    ------                                                             -----
     1,500      Torchmark Corp ..................................   $    54,420
       200      Transatlantic Holdings, Inc .....................        14,104
     1,100      Trizec Properties, Inc ..........................        13,068
       300      Trustmark Corp ..................................         7,170
     2,600      Union Planters Corp .............................        75,790
       700      UnionBanCal Corp ................................        31,318
     1,300      United Dominion Realty Trust, Inc ...............        20,865
       700    * United Rentals, Inc .............................         9,338
       600      Unitrin, Inc ....................................        18,636
     3,000      UnumProvident Corp ..............................        68,490
       700      Valley National Bancorp .........................        19,215
       900      Vornado Realty Trust ............................        36,900
       900      Waddell & Reed Financial, Inc (Class A) .........        16,515
       800      Washington Federal, Inc .........................        18,400
       600      Webster Financial Corp ..........................        21,024
       600      Weingarten Realty Investors .....................        22,794
       400      Westamerica Bancorp .............................        16,528
       400      Whitney Holding Corp ............................        13,140
       900      Wilmington Trust Corp ...........................        26,640
     1,200      Zions Bancorp ...................................        61,200
                                                                    -----------
                TOTAL FINANCIAL SERVICES                              5,205,232
                                                                    -----------
HEALTH CARE--11.81%
       400    * Accredo Health, Inc .............................        20,040
       900    * AdvancePCS ......................................        19,791
     1,800      Aetna, Inc ......................................        70,650
       600    * Affymetrix, Inc .................................        11,442
     1,700      Allergan, Inc ...................................        90,185
     1,300      AmerisourceBergen Corp ..........................        93,535
       200    * AMN Healthcare Services, Inc ....................         4,280
       800    * Andrx Corp ......................................        19,720
     1,800    * Anthem, Inc .....................................       122,400
     1,300    * Apogent Technologies, Inc .......................        26,728
     2,600      Applera Corp (Applied Biosystems Group) .........        50,180
       600      Bard (C.R.), Inc ................................        33,096
       300    * Barr Laboratories, Inc ..........................        20,151
       600      Bausch & Lomb, Inc ..............................        19,956
       700      Beckman Coulter, Inc ............................        28,385
     3,200      Becton Dickinson & Co ...........................        96,448
     1,800    * Biogen, Inc .....................................        59,616
     3,300      Biomet, Inc .....................................        88,869
     2,800    * Caremark Rx, Inc ................................        47,544
       900    * Celgene Corp ....................................        15,885
       600    * Cephalon, Inc ...................................        25,482
       300    * Cerner Corp .....................................        11,397
       500    * Charles River Laboratories International, Inc ...        18,805
     1,200    * Chiron Corp .....................................        44,760
       600    * Community Health Systems, Inc ...................        14,460
       500    * Coventry Health Care, Inc .......................        16,125
     1,500    * Cytyc Corp ......................................        15,000
       700    * DaVita, Inc .....................................        15,939
       900      Dentsply International, Inc .....................        36,045
       300      Diagnostic Products Corp ........................        12,645
       700    * Edwards Lifesciences Corp .......................        17,332
       800    * Express Scripts, Inc (Class A) ..................        42,544
     1,300    * First Health Group Corp .........................        34,320
       700    * Fisher Scientific International, Inc ............        20,384
     2,400    * Genzyme Corp (General Division) .................        44,160
     2,100    * Gilead Sciences, Inc ............................        67,284
     3,000    * Health Management Associates, Inc (Class A) .....        58,920
     1,400    * Health Net, Inc .................................        31,738
     4,900    * Healthsouth Corp ................................        22,981
       500    * Henry Schein, Inc ...............................        27,115
       700      Hillenbrand Industries, Inc .....................        41,195
     1,500    * Human Genome Sciences, Inc ......................        19,425
     2,100    * Humana, Inc .....................................        27,888

                        SEE NOTES TO FINANCIAL STATEMENTS

                   - INSTITUTIONAL MID-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
HEALTH CARE--(CONTINUED)
     1,000      ICN Pharmaceuticals, Inc ........................   $    10,230
       600    * ICOS Corp .......................................        14,232
     1,400    * IDEC Pharmaceuticals Corp .......................        61,082
     3,600      IMS Health, Inc .................................        58,068
       700    * Invitrogen Corp .................................        25,403
     1,900    * IVAX Corp .......................................        25,745
     3,100    * King Pharmaceuticals, Inc .......................        57,567
     1,800    * Laboratory Corp Of America Holdings .............        59,904
       500    * LifePoint Hospitals, Inc ........................        15,375
     1,300    * Lincare Holdings, Inc ...........................        41,483
     1,200    * Manor Care, Inc .................................        28,284
     3,400      McKesson Corp ...................................       106,556
       400    * Medicis Pharmaceutical Corp (Class A) ...........        17,052
     3,100    * Medimmune, Inc ..................................        74,400
       600    * Mid Atlantic Medical Services, Inc ..............        21,840
     3,500    * Millennium Pharmaceuticals, Inc .................        40,985
       600    * Millipore Corp ..................................        20,652
     1,600      Mylan Laboratories, Inc .........................        52,480
     1,000      Omnicare, Inc ...................................        22,600
       600    * Orthodontic Centers Of America, Inc .............         9,000
     1,100    * Oxford Health Plans, Inc ........................        46,882
     1,400      Pall Corp .......................................        24,374
       600    * Patterson Dental Co .............................        30,090
       600    * Pharmaceutical Product Development, Inc .........        12,384
       900    * Quest Diagnostics, Inc ..........................        51,273
     1,500    * Quintiles Transnational Corp ....................        14,700
       600    * Renal Care Group, Inc ...........................        19,938
       400    * Ribapharm, Inc ..................................         1,808
     1,000    * SICOR, Inc ......................................        15,440
     2,200    * St. Jude Medical, Inc ...........................        79,134
       900    * Steris Corp .....................................        20,475
     1,700      Stryker Corp ....................................        97,733
       900    * Triad Hospitals, Inc ............................        34,218
       600    * Universal Health Services, Inc (Class B) ........        29,148
       800    * Varian Medical Systems, Inc .....................        34,944
       900    * Vertex Pharmaceuticals, Inc .....................        17,820
     1,600    * Waters Corp .....................................        41,408
     1,300    * Watson Pharmaceuticals, Inc .....................        33,228
     3,600    * WebMD Corp ......................................        21,636
     1,800    * Wellpoint Health Networks, Inc ..................       139,968
     2,400    * Zimmer Holdings, Inc ............................        88,320
                                                                    -----------
                TOTAL HEALTH CARE                                     3,222,704
                                                                    -----------
OTHER--4.13%
       600    * Career Education Corp ...........................        27,000
     1,500      Cintas Corp .....................................        64,425
       700      Crane Co ........................................        14,910
       700    * DeVry, Inc ......................................        13,216
     2,500      Dover Corp ......................................        69,000
       900    * Dun & Bradstreet Corp ...........................        31,914
       300    * Education Management Corp .......................        12,342
       500      First Industrial Realty Trust, Inc ..............        16,370
     1,900      Fortune Brands, Inc .............................        99,978
       400    * Getty Images, Inc ...............................         7,756
       700    * GTECH Holdings Corp .............................        16,814
     2,300      H & R Block, Inc ................................       117,852
       800      HON Industries, Inc .............................        21,408
       100    * Hotels.Com (Class A) ............................         4,694
     1,100      ITT Industries, Inc .............................        73,040
       900      Liberty Property Trust ..........................        28,854
     1,700      Loews Corp ......................................        85,442
       900      Manpower, Inc ...................................        29,133
     1,600      Moody's Corp ....................................        77,984
       600      Pentair, Inc ....................................        24,558
       700      Pittston Brink's Group ..........................        16,807

    SHARES                                                             VALUE
    ------                                                             -----
     1,900    * Robert Half International, Inc ..................   $    31,863
     3,800      Servicemaster Co ................................        42,142
       500    * SPX Corp ........................................        53,805
     1,700      Supervalu, Inc ..................................        35,632
       400      Teleflex, Inc ...................................        18,908
     1,500      Textron, Inc ....................................        54,450
     1,000    * TMP Worldwide, Inc ..............................        10,950
     1,100      Viad Corp .......................................        24,651
                                                                    -----------
                TOTAL OTHER                                           1,125,898
                                                                    -----------
PRODUCER DURABLES--2.62%
       900    * AGCO Corp .......................................        18,954
     1,700    * Allied Waste Industries, Inc ....................        13,090
       600      American Water Works Co, Inc ....................        26,748
       400      Cummins, Inc ....................................        11,188
     1,400      Danaher Corp ....................................        78,960
       900      Eaton Corp ......................................        60,714
       700    * Flowserve Corp ..................................        12,145
       700    * FMC Technologies, Inc ...........................        12,922
       500      GATX Corp .......................................        11,815
       500      Harsco Corp .....................................        14,540
       600      Hubbell, Inc (Class B) ..........................        18,762
       400    * National Instruments Corp .......................        10,628
       700      Navistar International Corp .....................        17,017
     1,400      Paccar, Inc .....................................        48,048
     1,500      Parker Hannifin Corp ............................        56,835
       700      Philadelphia Suburban Corp ......................        13,125
     3,000      Pitney Bowes, Inc ...............................       100,590
     1,900    * Republic Services, Inc ..........................        36,575
     2,000      Rockwell Automation, Inc ........................        35,680
       600      Timken Co .......................................        10,800
     1,000      WW Grainger, Inc ................................        43,310
     8,900    * Xerox Corp ......................................        63,190
                                                                    -----------
                TOTAL PRODUCER DURABLES                                 715,636
                                                                    -----------
TECHNOLOGY--12.17%
     4,400    * 3Com Corp .......................................        21,692
       700    * Activision, Inc .................................        18,893
     1,000    * Acxiom Corp .....................................        18,420
     1,300    * Adaptec, Inc ....................................         7,280
     9,800    * ADC Telecommunications, Inc .....................        14,308
     2,900      Adobe Systems, Inc ..............................        60,233
     1,000    * Advanced Fibre Communications, Inc ..............        16,760
     4,200    * Advanced Micro Devices, Inc .....................        30,282
       400    * Advent Software, Inc ............................         5,800
     1,200    * Affiliated Computer Services, Inc (Class A) .....        55,860
    20,300    * Agere Systems, Inc (Class B) ....................        26,999
       700    * Alliance Data Systems Corp ......................        10,633
     4,800    * Altera Corp .....................................        49,008
     2,100    * American Power Conversion Corp ..................        24,444
     1,100    * Amkor Technology, Inc ...........................         2,189
       200    * Amphenol Corp (Class A) .........................         7,520
     1,200    * Andrew Corp .....................................        10,032
     4,400    * Apple Computer, Inc .............................        62,348
     3,700    * Applied Micro Circuits Corp .....................        13,949
     1,300    * Arrow Electronics, Inc ..........................        19,591
     5,100    * Atmel Corp ......................................         9,078
     1,400      Autodesk, Inc ...................................        18,886
     4,500    * Avaya, Inc ......................................         9,225
     1,400    * Avnet, Inc ......................................        19,250
       700      AVX Corp ........................................         7,427
     4,400    * BEA Systems, Inc ................................        24,112
     1,400    * Bisys Group, Inc ................................        32,270
     3,000    * BMC Software, Inc ...............................        44,160
     2,400    * Broadcom Corp (Class A) .........................        36,600
     2,900    * Brocade Communications Systems, Inc .............        35,786
     3,300    * Cadence Design Systems, Inc .....................        44,814

                        SEE NOTES TO FINANCIAL STATEMENTS

                   - INSTITUTIONAL MID-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
TECHNOLOGY--(CONTINUED)
     1,800    * Ceridian Corp ...................................   $    27,666
       800    * Certegy, Inc ....................................        22,680
       800    * Checkfree Corp ..................................        10,440
     5,300    * CIENA Corp ......................................        21,836
     2,200    * Citrix Systems, Inc .............................        13,948
     5,600      Computer Associates International, Inc ..........        62,104
     2,000    * Computer Sciences Corp ..........................        69,800
     4,100    * Compuware Corp ..................................        13,694
     2,300    * Comverse Technology, Inc ........................        17,963
     3,200    * Conexant Systems, Inc ...........................         4,288
     2,100    * Convergys Corp ..................................        39,669
    11,700    * Corning, Inc ....................................        23,517
       600    * CSG Systems International, Inc ..................         7,188
       400    * Cymer, Inc ......................................         8,940
     1,500    * Cypress Semiconductor Corp ......................        13,710
       800      Deluxe Corp .....................................        37,272
       900      Diebold, Inc ....................................        32,499
     1,500    * DST Systems, Inc ................................        51,750
     1,500    * Electronic Arts, Inc ............................        94,245
     1,000    * Emulex Corp .....................................        17,150
     1,800      Equifax, Inc ....................................        42,318
       600      Fair, Isaac & Co, Inc ...........................        21,348
     1,400    * Fairchild Semiconductor International, Inc (Class A)     14,280
     2,400    * Fiserv, Inc .....................................        80,832
     2,200    * Gateway, Inc ....................................         7,018
       500      Global Payments, Inc ............................        11,700
       800      Harris Corp .....................................        26,200
       800      Henry (Jack) & Associates, Inc ..................        12,942
     3,500    * i2 Technologies, Inc ............................         2,685
     1,800      IKON Office Solutions, Inc ......................        16,722
     1,000    * Ingram Micro, Inc (Class A) .....................        13,380
       600    * Integrated Circuit Systems, Inc .................        10,206
     1,300    * Integrated Device Technology, Inc ...............        15,405
       800    * International Rectifier Corp ....................        15,080
     1,500    * Intersil Corp (Class A) .........................        23,250
     2,400    * Intuit, Inc .....................................       113,448
       800    * Iron Mountain, Inc ..............................        20,848
     1,200    * J.D. Edwards & Co ...............................        13,692
     1,900    * Jabil Circuit, Inc ..............................        33,991
    14,900    * JDS Uniphase Corp ...............................        38,144
     4,000    * Juniper Networks, Inc ...........................        26,480
     1,100    * Kemet Corp ......................................        12,903
     2,300    * KLA-Tencor Corp .................................        72,795
     1,800    * KPMG Consulting, Inc ............................        18,036
     1,600    * Lam Research Corp ...............................        17,200
     1,600    * Lexmark International, Inc ......................        76,752
     4,600    * LSI Logic Corp ..................................        35,098
       700    * Macromedia, Inc .................................         5,943
       900    * Mercury Interactive Corp ........................        21,375
       400    * Mettler-Toledo International, Inc ...............        12,000
       800    * Micrel, Inc .....................................         5,744
     2,500    * Microchip Technology, Inc .......................        42,375
       300    * MKS Instruments, Inc ............................         3,648
     1,600      Molex, Inc ......................................        41,920
       100    * National Processing, Inc ........................         1,967
     2,200    * National Semiconductor Corp .....................        29,018
     1,000    * NCR Corp ........................................        26,330
     3,700    * Network Appliance, Inc ..........................        34,188
     1,800    * Network Associates, Inc .........................        25,596
     1,800    * Novellus Systems, Inc ...........................        42,930
     1,600    * Nvidia Corp .....................................        16,912
     3,400    * Peoplesoft, Inc .................................        52,598
       800    * Perot Systems Corp (Class A) ....................         9,832
     2,100    * PMC-Sierra, Inc .................................        12,264

    SHARES                                                             VALUE
    ------                                                             -----
     1,200    * Polycom, Inc ....................................   $    10,476
     1,100    * QLogic Corp .....................................        37,092
     2,100    * Rational Software Corp ..........................        12,957
     1,100    * RealNetworks, Inc ...............................         4,675
       800      Reynolds & Reynolds Co (Class A) ................        21,000
     1,800    * RF Micro Devices, Inc ...........................        11,682
     6,500    * Sanmina-SCI Corp ................................        21,587
     1,900      Scientific-Atlanta, Inc .........................        25,650
       800    * Semtech Corp ....................................         8,672
     4,800    * Siebel Systems, Inc .............................        39,456
    10,200    * Solectron Corp ..................................        33,150
     1,300    * Storage Technology Corp .........................        17,394
     3,500    * Sungard Data Systems, Inc .......................        80,395
     1,100    * Sybase, Inc .....................................        14,575
     1,800    * Symantec Corp ...................................        61,164
     2,800      Symbol Technologies, Inc ........................        24,612
       900    * Synopsys, Inc ...................................        40,293
       600    * Tech Data Corp ..................................        19,464
     1,000    * Tektronix, Inc ..................................        17,270
     5,100    * Tellabs, Inc ....................................        25,653
     2,300    * Teradyne, Inc ...................................        28,290
     2,100    * Thermo Electron Corp ............................        35,700
       500      Total System Services, Inc ......................         7,890
     4,000    * Unisys Corp .....................................        34,000
       800    * Utstarcom, Inc ..................................        11,528
     2,700    * VeriSign, Inc ...................................        20,439
     5,100    * Veritas Software Corp ...........................        90,474
     2,000    * Vishay Intertechnology, Inc .....................        22,420
       300    * Zebra Technologies Corp (Class A) ...............        16,332
                                                                    -----------
                TOTAL TECHNOLOGY                                      3,319,891
                                                                    -----------
TRANSPORTATION--1.47%
     1,900    * AMR Corp ........................................        13,984
       900      C.H. Robinson Worldwide, Inc ....................        24,339
       600      CNF, Inc ........................................        18,726
       800    * Continental Airlines, Inc (Class B) .............         6,840
     2,700      CSX Corp ........................................        78,111
     1,500      Delta Air Lines, Inc ............................        22,455
     1,200      Expeditors International Of Washington, Inc .....        32,388
       100    * JetBlue Airways Corp ............................         4,336
     4,900      Norfolk Southern Corp ...........................       104,321
       700    * Northwest Airlines Corp .........................         6,195
       700      Ryder System, Inc ...............................        18,417
     1,800    * Sabre Holdings Corp .............................        45,108
       700      Skywest, Inc ....................................        10,185
       800    * Swift Transportation Co, Inc ....................        14,704
                                                                    -----------
                TOTAL TRANSPORTATION                                    400,109
                                                                    -----------
UTILITIES--7.81%
     5,100    * AES Corp ........................................        16,116
     1,500      Allegheny Energy, Inc ...........................        23,655
     1,000      Allete, Inc .....................................        23,930
     1,100      Alliant Energy Corp .............................        22,748
     1,800      Ameren Corp .....................................        75,114
     2,200      Aquila, Inc .....................................         9,988
     4,300    * Calpine Corp ....................................        16,512
     1,800      CenturyTel, Inc .................................        47,538
     2,100      Cinergy Corp ....................................        67,935
     3,500    * Citizens Communications Co ......................        24,430
     1,500      CMS Energy Corp .................................        14,670
     2,600      Consolidated Edison, Inc ........................       103,090
     2,000      Constellation Energy Group, Inc .................        53,060
     1,600      DPL, Inc ........................................        27,216
     2,000      DTE Energy Co ...................................        83,460
     3,300    * Dynegy, Inc (Class A) ...........................         5,709
     4,100    * Edison International ............................        45,469
     1,800      Energy East Corp ................................        35,910

                        SEE NOTES TO FINANCIAL STATEMENTS

                   - INSTITUTIONAL MID-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
UTILITIES--(CONTINUED)
     2,800      Entergy Corp ....................................   $   114,520
       800      Equitable Resources, Inc ........................        28,520
     3,400      FirstEnergy Corp ................................       104,856
       800      Great Plains Energy, Inc ........................        15,904
       400      Hawaiian Electric Industries, Inc ...............        17,492
       500      Idacorp, Inc ....................................        12,230
       600    * IDT Corp ........................................        10,164
     1,800      KeySpan Corp ....................................        60,714
     1,100      Kinder Morgan, Inc ..............................        45,683
     4,000    * Level 3 Communications, Inc .....................        18,040
       900      MDU Resources Group, Inc ........................        20,997
     5,000    * Mirant Corp .....................................        15,850
     1,000      National Fuel Gas Co ............................        20,690
     8,300    * Nextel Communications, Inc (Class A) ............        68,807
       500      Nicor, Inc ......................................        14,265
     2,600      NiSource, Inc ...................................        48,516
     1,600      Northeast Utilities .............................        27,152
       700      NSTAR ...........................................        28,119
     1,000      OGE Energy Corp .................................        18,150
     4,800    * P G & E Corp ....................................        61,536
       400      Peoples Energy Corp .............................        14,096
     1,900      Pepco Holdings, Inc .............................        38,950
     1,000      Pinnacle West Capital Corp ......................        31,300
     1,800      PPL Corp ........................................        56,718
     2,600      Public Service Enterprise Group, Inc ............        85,150
     1,100      Puget Energy, Inc ...............................        22,528
     1,000      Questar Corp ....................................        24,080
    16,800    * Qwest Communications International, Inc .........        58,632
     3,300      Reliant Energy, Inc .............................        37,620

    SHARES/
   PRINCIPAL                                                           VALUE
   ---------                                                           -----
       600    * Reliant Resources, Inc ..........................   $     2,460
     1,300      SCANA Corp ......................................        33,579
     2,200      Sempra Energy ...................................        47,762
     8,800    * Sprint Corp (PCS Group) .........................        29,480
     1,900      TECO Energy, Inc ................................        30,780
       700      Telephone & Data Systems, Inc ...................        41,377
       200    * U.S. Cellular Corp ..............................         6,478
       900      Vectren Corp ....................................        21,141
       300    * West Corp .......................................         4,551
     5,900      Williams Cos, Inc ...............................        16,520
     1,400      Wisconsin Energy Corp ...........................        35,154
     4,900      Xcel Energy, Inc ................................        45,472
                                                                    -----------
                TOTAL UTILITIES                                       2,132,583
                                                                    -----------
                      TOTAL COMMON STOCK
                  (COST $25,193,727)                                 25,465,936
                                                                    -----------
SHORT TERM INVESTMENT--98.95%
  U.S. GOVERNMENT AND AGENCY--98.95%
                Federal Home Loan Bank (FHLB)
$27,000,000       1.590%, 09/16/02 ...............................    26,996,220
                                                                    -----------
                TOTAL SHORT TERM INVESTMENT
                  (COST $26,996,220)                                 26,996,220
                                                                    -----------
                TOTAL PORTFOLIO--192.28%
                  (COST $52,189,947)                                 52,462,156
                OTHER ASSETS & LIABILITIES, NET--(92.28%)           (25,178,449)
                                                                    -----------
                NET ASSETS--100.00%                                 $27,283,707
                                                                    -----------

----------
*  Non-income producing


                        SEE NOTES TO FINANCIAL STATEMENTS

                 - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
COMMON STOCK--98.59%
AEROSPACE AND DEFENSE--0.89%
     3,900    * Armor Holdings, Inc .............................   $    61,425
     2,700    * DRS Technologies, Inc ...........................       103,977
       900    * Dynamics Research Corp ..........................        16,380
     1,400      Engineered Support Systems, Inc .................        81,396
     2,000    * Herley Industries, Inc ..........................        40,020
     2,100    * Hexcel Corp .....................................         5,460
     1,200    * Integrated Defense Technology, Inc ..............        30,600
     7,100    * Orbital Sciences Corp ...........................        25,205
     1,900    * Remec, Inc ......................................         6,612
     2,900    * Teledyne Technologies, Inc ......................        53,360
     2,000    * Viasat, Inc .....................................        10,500
                                                                    -----------
                TOTAL AEROSPACE AND DEFENSE                             434,935
                                                                    -----------
BASIC INDUSTRIES--4.74%
     1,500    * Aaon, Inc .......................................        25,725
       700    * AEP Industries, Inc .............................        23,450
     8,000    * Airgas, Inc .....................................       113,120
     3,900      Albany International Corp (Class A) .............        84,279
       800      American Woodmark Corp ..........................        38,208
       500    * Applied Films Corp ..............................         5,235
     3,900      Arch Coal, Inc ..................................        67,509
       200    * Baker (Michael) Corp ............................         2,548
       600    * BWAY Corp .......................................         8,436
     3,800    * Cabot Microelectronics Corp .....................       167,656
     2,200      Cambrex Corp ....................................        83,424
     2,200      Carlisle Cos, Inc ...............................        96,822
       200      Centex Construction Products, Inc ...............         7,218
     4,100      Clarcor, Inc ....................................       126,895
     1,800    * Collins & Aikman Corp ...........................         9,270
     2,200      Crompton Corp ...................................        24,970
       800      Deltic Timber Corp ..............................        20,520
     2,100    * Dionex Corp .....................................        57,141
       100    * Drew Industries, Inc ............................         1,495
    10,800    * Earthshell Corp .................................        10,044
     3,200      ElkCorp .........................................        52,640
       200    * EMCOR Group, Inc ................................        10,398
       600    * Encore Wire Corp ................................         5,580
     2,500    * Energy Conversion Devices, Inc ..................        27,875
     2,800      Ferro Corp ......................................        66,640
       600      Florida Rock Industries, Inc ....................        21,582
     2,300    * FMC Corp ........................................        66,723
     1,000    * Foamex International, Inc .......................         6,000
     2,400      Georgia Gulf Corp ...............................        63,504
     1,400      Glatfelter ......................................        17,906
     3,500    * WR Grace & Co ...................................         7,245
       400      Granite Construction, Inc .......................         7,124
    14,100    * Hecla Mining Co .................................        62,745
     2,500    * Hovnanian Enterprises, Inc (Class A) ............        97,875
       700    * Imco Recycling, Inc .............................         4,634
     3,500    * Insituform Technologies, Inc (Class A) ..........        57,295
     1,900    * Jarden Corp .....................................        50,825
       200    * Liquidmetal Technologies ........................         1,498
     3,600    * Lone Star Technologies, Inc .....................        56,880
     1,600      LSI Industries, Inc .............................        16,544
       900    * Lydall, Inc .....................................        10,395
     2,000      MacDermid, Inc ..................................        41,480
       300    * Mobile Mini, Inc ................................         4,665
       200    * Northwest Pipe Co ...............................         3,550
     7,700      Olin Corp .......................................       142,912
     2,100    * Palm Harbor Homes, Inc ..........................        28,077
       900      Penford Corp ....................................        12,465
     2,300    * Penwest Pharmaceuticals Co ......................        22,816
     1,300      Quaker Chemical Corp ............................        27,443
     2,100      Royal Gold, Inc .................................        37,905

    SHARES                                                             VALUE
    ------                                                             -----
     2,400    * Simpson Manufacturing Co, Inc ...................   $    80,520
     1,200      Spartech Corp ...................................        24,276
     2,700    * Steel Dynamics, Inc .............................        39,690
       300      Tredegar Corp ...................................         5,415
       900    * Trex Co, Inc ....................................        26,550
       400      Wausau-Mosinee Paper Corp .......................         4,088
     1,200    * WCI Communities, Inc ............................        20,988
     2,600      WD-40 Co ........................................        71,240
     1,900      West Pharmaceutical Services, Inc ...............        44,916
       100    * William Lyon Homes, Inc .........................         2,314
                                                                    -----------
                TOTAL BASIC INDUSTRIES                                2,327,183
                                                                    -----------
CONSUMER CYCLICAL--13.30%
       900    * 1-800 Contacts, Inc .............................         8,685
     2,100      Aaron Rents, Inc ................................        47,250
    11,400    * Acclaim Entertainment, Inc ......................        26,106
     1,100    * Acme Communication, Inc .........................         8,800
     2,600    * Action Performance Cos, Inc .....................        76,700
     2,000      Advanced Marketing Services, Inc ................        26,300
     1,200    * Aeropostale, Inc ................................        23,460
     2,300    * AFC Enterprises, Inc ............................        44,045
     1,200    * Aftermarket Technology Corp .....................        20,388
       300    * Alexander's, Inc ................................        19,545
     6,200    * Alliance Gaming Corp ............................        99,262
     1,500    * Ameristar Casinos, Inc ..........................        33,210
     2,000    * AnnTaylor Stores Corp ...........................        51,500
     4,300      Apogee Enterprises, Inc .........................        48,504
     1,100      Arctic Cat, Inc .................................        15,708
       200    * Arden Group, Inc (Class A) ......................        11,302
     3,300    * Argosy Gaming Co ................................        85,305
       600    * Bally Total Fitness Holding Corp ................         6,420
       300      Barnes Group, Inc ...............................         5,973
     1,000    * Beasley Broadcast Group, Inc (Class A) ..........        13,500
       700    * Bebe Stores, Inc ................................        11,025
       800    * Benihana, Inc (Class A) .........................         9,600
       600      Bob Evans Farms, Inc ............................        14,112
     1,600    * Boyd Gaming Corp ................................        28,480
     2,900    * Boyds Collection Ltd ............................        17,400
     2,500    * Buca, Inc .......................................        21,125
       100    * Buckle, Inc .....................................         2,029
       400    * Cache, Inc ......................................         4,040
     2,300    * California Pizza Kitchen, Inc ...................        49,197
     2,400      Cato Corp (Class A) .............................        45,024
     1,400    * Champps Entertainment, Inc ......................        14,140
     1,200    * Charlotte Russe Holding, Inc ....................        15,732
     1,100    * Checkers Drive-In Restaurant ....................         9,009
       200    * Cherokee, Inc ...................................         3,516
     1,700    * Chicago Pizza & Brewery, Inc ....................        12,767
     1,900    * Children's Place Retail Stores, Inc .............        35,853
     3,900    * Christopher & Banks Corp ........................       138,840
     1,200    * CKE Restaurants, Inc ............................         5,988
     1,400      Claire's Stores, Inc ............................        32,578
       200    * Coldwater Creek, Inc ............................         2,992
       200    * Cole National Corp ..............................         2,998
       800      CPI Corp ........................................        11,320
     1,400    * Cross Media Marketing Corp ......................         1,372
       800    * DHB Industries, Inc .............................         1,840
       800      Dover Downs Gaming & Entertainment, Inc .........         7,096
       700    * Dress Barn, Inc .................................         7,966
     1,800    * Elizabeth Arden, Inc ............................        17,280
       600    * Escalade, Inc ...................................        12,000
     1,400    * EUniverse, Inc ..................................         5,096
     3,500      Factset Research Systems, Inc ...................        80,465
     3,300    * Fossil, Inc .....................................        76,131
     3,600      Fred's, Inc .....................................       114,660
     1,200      G & K Services, Inc (Class A) ...................        41,364

                        SEE NOTES TO FINANCIAL STATEMENTS

                 - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
CONSUMER CYCLICAL--(CONTINUED)
     2,700    * Genesco, Inc ....................................   $    39,150
       100      Gray Television, Inc (Class A) ..................         1,326
       100      Grey Global Group, Inc ..........................        57,300
     2,500    * Group 1 Automotive, Inc .........................        72,750
     3,100    * GSI Commerce, Inc ...............................        16,058
     2,200    * Guitar Center, Inc ..............................        38,280
     2,200    * Gulfmark Offshore, Inc ..........................        36,608
     3,900    * Gymboree Corp ...................................        73,320
     1,500      Hancock Fabrics, Inc ............................        23,085
     1,000      Haverty Furniture Cos, Inc ......................        13,470
     1,200    * Hibbett Sporting Goods, Inc .....................        27,120
     6,000      Hollinger International, Inc ....................        60,720
       900    * Hollywood Casino Corp (Class A) .................        10,980
     4,900    * Hollywood Entertainment Corp ....................        70,707
     5,200    * Hot Topic, Inc ..................................       101,504
     2,800    * iDine Rewards Network, Inc ......................        27,720
     2,900    * IHOP Corp .......................................        71,485
     1,700    * Information Holdings, Inc .......................        36,125
       600    * Insight Communications Co, Inc ..................         5,699
     2,900    * Intertan, Inc ...................................        20,938
     1,600    * Isle Of Capri Casinos, Inc ......................        27,680
     2,800    * Jack In The Box, Inc ............................        66,472
       200    * Jakks Pacific, Inc ..............................         2,274
       200    * Jo-Ann Stores, Inc (Class A) ....................         6,620
     1,100      K-Swiss, Inc (Class A) ..........................        20,766
       700    * Kenneth Cole Productions, Inc (Class A) .........        16,030
       300    * Keystone Automotive Industries, Inc .............         4,254
     1,700    * Kirby Corp ......................................        39,525
     3,600    * Kroll, Inc ......................................        74,520
     2,500      Libbey, Inc .....................................        77,475
     5,600    * Linens `n Things, Inc ...........................       123,088
       600    * Lodgenet Entertainment Corp .....................         5,562
       100    * Steven Madden Ltd ...............................         1,700
     1,100      Marine Products Corp ............................        10,890
     1,700    * Martha Stewart Living Omnimedia, Inc (Class A) ..        15,181
     8,800    * Mediacom Communications Corp ....................        55,880
     1,700    * Medis Technologies Ltd ..........................         8,483
     1,600    * Men's Wearhouse, Inc ............................        27,376
     3,100    * Metro One Telecommunications, Inc ...............        37,200
     2,800    * Micros Systems, Inc .............................        70,700
     4,800    * Midway Games, Inc ...............................        29,040
     2,800    * Monaco Coach Corp ...............................        56,644
       500    * Monarch Casino & Resort, Inc ....................         6,470
       200    * Mossimo, Inc ....................................         1,110
       500    * Mothers Work, Inc ...............................        18,825
     2,900    * Movie Gallery, Inc ..............................        41,325
     3,200    * MTR Gaming Group, Inc ...........................        27,168
     1,700    * Multimedia Games, Inc ...........................        29,223
     4,900    * Nautilus Group, Inc .............................       146,754
     4,200    * Oakley, Inc .....................................        46,410
     2,300    * O'Charley's, Inc ................................        43,700
     1,700      Oshkosh B'gosh, Inc (Class A) ...................        56,967
     1,500      Oshkosh Truck Corp ..............................        88,800
     2,700    * P.F. Chang's China Bistro, Inc ..................        78,948
     5,000    * Pacific Sunwear Of California, Inc ..............       116,650
     3,800    * Panera Bread Co (Class A) .......................        94,932
     1,900    * Papa John's International, Inc ..................        53,694
     1,400    * Parkervision, Inc ...............................        22,400
     1,100    * Payless Shoesource, Inc .........................        64,086
     5,000    * Penn National Gaming, Inc .......................       100,600
     1,300    * Penton Media, Inc ...............................           351
     9,600    * Pinnacle Systems, Inc ...........................        96,192
     2,300    * PLATO Learning, Inc .............................        15,065
     2,300    * Playboy Enterprises, Inc (Class B) ..............        23,598

    SHARES                                                             VALUE
    ------                                                             -----
     5,100    * Presstek, Inc ...................................   $    16,167
       100    * Pricesmart, Inc .................................         2,427
    15,800    * Primedia, Inc ...................................        22,752
     2,400    * Private Media Group, Inc ........................         7,104
     2,300    * Quiksilver, Inc .................................        55,775
     1,400    * Racing Champions Ertl Corp ......................        25,844
     3,100    * Rare Hospitality International, Inc .............        73,439
     2,400    * Regent Communications, Inc ......................        12,144
     5,000      Regis Corp ......................................       138,695
     3,200    * Resources Connection, Inc .......................        56,960
     1,000      Riviana Foods, Inc ..............................        21,870
     7,300    * Ryan's Family Steak Houses, Inc .................        89,206
     2,500    * Saga Communications, Inc (Class A) ..............        44,250
     1,500    * Salem Communications Corp (Class A) .............        33,600
     1,300      Schawk, Inc .....................................        13,000
     7,200    * Scientific Games Corp (Class A) .................        52,769
     3,000    * SCP Pool Corp ...................................        85,947
       400    * Shoe Carnival, Inc ..............................         6,400
     2,900    * Shuffle Master, Inc .............................        54,375
     6,000    * Sonic Corp ......................................       133,494
     7,400    * Sotheby's Holdings, Inc (Class A) ...............        65,120
     5,900    * Spanish Broadcasting System, Inc (Class A) ......        47,200
     1,600      Spartan Motors, Inc .............................        17,984
     2,100    * Speedway Motorsports, Inc .......................        50,358
     4,000    * Sports Resorts International, Inc ...............        18,600
     1,500    * Stage Stores, Inc ...............................        35,475
       700    * Stanley Furniture Co, Inc .......................        14,070
     3,300    * Station Casinos, Inc ............................        46,695
     2,100    * Stein Mart, Inc .................................        16,170
     2,800      Sturm Ruger & Co, Inc ...........................        37,492
     2,100      Superior Industries International, Inc ..........       100,422
     4,300    * Sylvan Learning Systems, Inc ....................        57,190
       900      Tanger Factory Outlet Centers, Inc ..............        25,182
     2,800    * The Sports Authority, Inc .......................        16,520
     1,200    * The Steak n Shake Co ............................        15,672
     2,600      Thor Industries, Inc ............................        89,440
     6,500    * THQ, Inc ........................................       154,050
     5,600    * Too, Inc ........................................       131,656
     5,600    * Topps Co, Inc ...................................        48,720
       800    * Tropical Sportswear International Corp ..........        13,506
     5,300    * Tyler Technologies, Inc .........................        24,009
     2,300    * Universal Electronics, Inc ......................        23,667
     1,200    * Urban Outfitters, Inc ...........................        32,856
     4,400    * Vastera, Inc ....................................        17,112
     2,200    * Westpoint Stevens, Inc ..........................         2,618
     3,800    * Wet Seal, Inc (Class A) .........................        47,576
     2,000      Winnebago Industries, Inc .......................        84,980
       200    * WMS Industries, Inc .............................         3,080
       700      Woodward Governor Co ............................        34,195
     1,600    * World Wrestling Federation Entertainment, Inc ...        15,520
       900    * Young Broadcasting, Inc (Class A) ...............         9,891
     1,600    * Zomax, Inc ......................................         6,720
                                                                    -----------
                TOTAL CONSUMER CYCLICAL                               6,529,935
                                                                    -----------
CONSUMER NON-CYCLICAL--5.04%
     2,100    * 1-800-Flowers.com, Inc (Class A) ................        17,976
     2,100    * 7-Eleven, Inc ...................................        19,005
     2,000    * AC Moore Arts & Crafts, Inc .....................        44,300
     2,200    * American Italian Pasta Co (Class A) .............        83,600
     2,100      Blyth, Inc ......................................        58,695
     1,500    * Boston Beer Co, Inc (Class A) ...................        21,150
       500      Bridgford Foods Corp ............................         5,245
     6,000    * Cadiz, Inc ......................................        23,400
     5,900    * Chiquita Brands International, Inc ..............        95,167
       200      Coca-Cola Bottling Co Consolidated ..............         9,400
     3,200    * Cost Plus, Inc ..................................        84,448

                        SEE NOTES TO FINANCIAL STATEMENTS

                 - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
CONSUMER NON-CYCLICAL--(CONTINUED)
       400      Deb Shops, Inc ..................................   $    11,088
       600    * DEL Laboratories, Inc ...........................        11,520
     2,500    * Del Monte Foods Co ..............................        22,975
     3,300      Delta & Pine Land Co ............................        62,172
     2,900    * Duane Reade, Inc ................................        47,821
     1,700    * Electronics Boutique Holdings Corp ..............        49,368
     2,700    * FAO, Inc ........................................        10,314
     2,100    * Factory 2-U Stores, Inc .........................         5,040
     6,700      Fleming Cos, Inc ................................        38,190
       200    * Flowers Foods, Inc ..............................         4,338
     3,100    * FTI Consulting, Inc .............................       120,993
       900    * Gaiam, Inc ......................................        10,395
     1,600    * Galyans Trading Co, Inc .........................        17,408
     1,000    * Gart Sports Co ..................................        20,580
       500    * Green Mountain Coffee, Inc ......................         7,150
     1,100    * Horizon Organic Holding Corp ....................        16,093
     6,700    * Insight Enterprises, Inc ........................        79,529
       500      Inter Parfums, Inc ..............................         3,250
       300    * International Multifoods Corp ...................         6,234
     3,200      Interstate Bakeries Corp ........................        72,800
       600    * J & J Snack Foods Corp ..........................        24,156
     3,000    * Jill (J.) Group, Inc ............................        65,850
     3,100      JM Smucker Co ...................................       118,916
     4,000      Lance, Inc ......................................        51,440
     2,800    * Marvel Enterprises, Inc .........................        17,780
     2,300    * Monterey Pasta Co ...............................        13,731
     1,600      Nash Finch Co ...................................        26,320
       500    * National Beverage Corp ..........................         6,825
       200      Nature's Sunshine Products, Inc .................         2,192
     6,700    * NBTY, Inc .......................................       111,823
       700    * Netflix, Inc ....................................         8,610
     2,100      Nu Skin Enterprises, Inc (Class A) ..............        27,300
     1,200      Oneida Ltd ......................................        18,480
       300    * Overstock.com, Inc ..............................         1,815
     1,000    * Party City Corp .................................        15,090
       300    * Pathmark Stores, Inc ............................         3,390
       200    * PC Connection, Inc ..............................         1,182
     1,400    * Peets Coffee & Tea, Inc .........................        21,420
    10,100    * Perrigo Co ......................................       110,423
    20,700    * Priceline.com, Inc ..............................        47,196
     2,600    * Princeton Review, Inc ...........................        16,068
     3,000    * Restoration Hardware, Inc .......................        17,100
       300      Russ Berrie & Co, Inc ...........................        10,062
       800      Sanderson Farms, Inc ............................        14,478
     2,400      Schweitzer-Mauduit International, Inc ...........        52,920
     1,500      Sensient Technologies Corp ......................        34,245
     1,100    * Sharper Image Corp ..............................        22,716
     3,200    * Shop At Home, Inc ...............................         6,848
     2,400    * Skechers U.S.A., Inc (Class A) ..................        24,792
       700      Tasty Baking Co .................................        10,563
       200      Thomas Industries, Inc ..........................         5,400
       900    * Tractor Supply Co ...............................        30,087
     1,400    * Tuesday Morning Corp ............................        25,480
     4,800      Tupperware Corp .................................        85,776
       300    * Tweeter Home Entertainment Group, Inc ...........         2,454
     3,100    * United Natural Foods, Inc .......................        61,938
       700      Universal Corp ..................................        26,880
     3,300    * Valuevision International, Inc (Class A) ........        43,887
     3,400      Vector Group Ltd ................................        55,386
     1,400    * Virbac Corp .....................................         7,028
       300      Weis Markets, Inc ...............................         9,987
     1,800    * Whitehall Jewellers, Inc ........................        22,176
     3,200    * Wild Oats Markets, Inc ..........................        37,120

    SHARES                                                             VALUE
    ------                                                             -----
     4,500    * Yankee Candle Co, Inc ...........................   $    79,650
                                                                    -----------
                TOTAL CONSUMER NON-CYCLICAL                           2,476,624
                                                                    -----------
ENERGY--4.15%
     1,500    * Atwood Oceanics, Inc ............................        46,200
     2,700      Berry Petroleum Co (Class A) ....................        44,685
     6,100    * Cal Dive International, Inc .....................       129,686
     1,600      CARBO Ceramics, Inc .............................        52,928
    21,700    * Chesapeake Energy Corp ..........................       134,974
     1,000    * Dril-Quip, Inc ..................................        18,200
     3,100    * Evergreen Resources, Inc ........................       118,978
     2,500    * Exploration Co Of Delaware, Inc .................        14,750
     4,300      Frontier Oil Corp ...............................        55,900
     2,500      Getty Realty Corp ...............................        49,625
     9,600    * Global Industries Ltd ...........................        43,488
    27,600    * Grey Wolf, Inc ..................................        88,320
       400    * Gulf Island Fabrication, Inc ....................         4,672
       900    * Hanover Compressor Co ...........................         9,792
     2,900    * Harvest Natural Resources, Inc ..................        11,513
     1,600    * Horizon Offshore, Inc ...........................         8,144
     1,300    * Houston Exploration Co ..........................        39,650
     1,900    * Hydril Co .......................................        49,115
    14,900    * Key Energy Services, Inc ........................       118,455
     2,200    * Key Production Co, Inc ..........................        37,422
     8,000    * Magnum Hunter Resources, Inc ....................        42,320
     6,200    * Maverick Tube Corp ..............................        72,168
     2,600    * Oceaneering International, Inc ..................        64,480
     4,000      Patina Oil & Gas Corp ...........................       113,960
     3,900    * Plains Resources, Inc ...........................        99,177
     1,700    * Prima Energy Corp ...............................        35,122
     2,400    * Pure Resources, Inc .............................        55,200
     2,500    * Remington Oil & Gas Corp ........................        36,275
     1,800      RPC, Inc ........................................        22,500
     3,600    * Spinnaker Exploration Co ........................       108,180
       300      St. Mary Land & Exploration Co ..................         7,050
     1,700    * Stone Energy Corp ...............................        56,440
     8,000    * Superior Energy Services, Inc ...................        63,760
     5,900    * Unit Corp .......................................       104,194
     1,200      Vintage Petroleum, Inc ..........................        12,456
     3,800    * W-H Energy Services, Inc ........................        58,938
       400      World Fuel Services Corp ........................         7,480
                                                                    -----------
                TOTAL ENERGY                                          2,036,197
                                                                    -----------
FINANCIAL SERVICES--15.77%
       400      Alabama National Bancorp ........................        17,780
     2,900      Alexandria Real Estate Equities, Inc ............       124,700
     2,900      Alfa Corp .......................................        37,348
       300      Allegiant Bancorp, Inc ..........................         4,905
       300      American National Bankshares, Inc ...............         7,980
     2,200      American Capital Strategies Ltd .................        42,196
     1,400      American Home Mortgage Holdings, Inc ............        16,562
    15,000    * Ameritrade Holding Corp .........................        55,650
     3,500      Anchor Bancorp Wisconsin, Inc ...................        73,150
       400      Apex Mortgage Capital, Inc ......................         5,236
     1,000      Arrow Financial Corp ............................        32,050
       300      Bank Of Granite Corp ............................         5,640
       500      Bank Of The Ozarks, Inc .........................        12,806
       100    * BKF Capital Group, Inc ..........................         2,230
     2,900      Boston Private Financial Holdings, Inc ..........        64,322
     9,600      Brookline Bancorp, Inc ..........................       117,120
       600      Bryn Mawr Bank Corp .............................        23,892
       100      BSB Bancorp, Inc ................................         2,090
       200      Camden National Corp ............................         4,900
     1,200      Capitol Bancorp Ltd .............................        25,152
     1,300      Cascade Bancorp .................................        18,200
     2,600      Cathay Bancorp, Inc .............................       112,398

                        SEE NOTES TO FINANCIAL STATEMENTS

                 - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--(CONTINUED)
       200      CBL & Associates Properties, Inc ................   $     7,870
       200      CCBT Financial Cos, Inc .........................         5,202
     1,600    * CCC Information Services Group, Inc .............        21,264
       500      Centennial Bancorp ..............................         4,460
     1,200    * Central Coast Bancorp ...........................        23,028
       200      Century Bancorp, Inc (Class A) ..................         5,360
       100      Charter Financial Corp ..........................         2,984
     3,700      Chateau Communities, Inc ........................       103,415
     4,600      Chelsea Property Group, Inc .....................       156,584
       300      Chemical Financial Corp .........................         8,679
     4,900      Chittenden Corp .................................       147,980
     3,700    * Citizens, Inc ...................................        31,487
       800      City Bank .......................................        23,512
     1,700      City Holding Co .................................        43,384
       800    * Clark/Bardes, Inc ...............................        13,840
     1,400      Coastal Financial Corp ..........................        20,216
     1,200      CoBiz, Inc ......................................        19,080
       900      Columbia Bancorp ................................        17,055
       200      Commonwealth Bancorp, Inc .......................         5,928
       800      Community Banks, Inc ............................        21,352
     2,700      Community First Bankshares, Inc .................        72,765
       700    * CompuCredit Corp ................................         3,619
     1,100      CPB, Inc ........................................        49,368
     4,400      Crawford & Co (Class B) .........................        33,748
     1,700    * Credit Acceptance Corp ..........................        16,405
     4,100      Crown American Realty Trust .....................        39,114
     3,300    * CSK Auto Corp ...................................        42,933
     4,400      CVB Financial Corp ..............................       103,092
     3,700      Dime Community Bancshares .......................        81,992
     2,300      East West Bancorp, Inc ..........................        75,187
     2,400      Essex Property Trust, Inc .......................       124,296
     2,400    * Euronet Worldwide, Inc ..........................        18,360
       200      F & M Bancorp ...................................         6,400
       100      Farmers Capital Bank Corp .......................         3,460
     1,300    * Federal Agricultural Mortgage Corp (Class C) ....        37,063
     6,300      Federal Realty Investment Trust .................       171,864
     1,900    * Financial Federal Corp ..........................        63,422
     1,300      Financial Institutions, Inc .....................        36,010
     3,700      First Bancorp Puerto Rico .......................       149,887
     1,500      First Busey Corp ................................        33,375
     1,200      First Community Bancorp .........................        34,740
       700      First Community Bancshares ......................        21,210
       100      First Essex Bancorp, Inc ........................         3,300
       200      First Federal Capital Corp ......................         3,850
       400      First Financial Bancorp .........................         7,144
       800      First Financial Bankshares, Inc .................        30,392
       400      First Financial Holdings, Inc ...................        11,744
       700      First National Corp .............................        20,300
     1,600      First Niagara Financial Group, Inc ..............        47,200
       200      First Oak Brook Bancshares, Inc .................         6,378
       300      First Of Long Island Corp .......................        10,185
       300    * First Republic Bank .............................         6,612
       300      First Sentinel Bancorp, Inc .....................         4,161
       500      First South Bancorp, Inc ........................        17,585
       900      First State Bancorp .............................        21,834
       200      Flagstar Bancorp, Inc ...........................         4,138
       200      Flushing Financial Corp .........................         3,486
       100      FNB Corp (Virginia) .............................         3,180
       400      Franklin Financial Corp .........................         9,860
     2,100    * Friedman, Billings, Ramsey Group, Inc ...........        20,790
     2,600      Frontier Financial Corp .........................        66,043
     1,000    * Gabelli Asset Management, Inc (Class A) .........        30,290
       500      Gables Residential Trust ........................        14,335
     4,300    * Gartner, Inc (Class A) ..........................        40,807

    SHARES                                                             VALUE
    ------                                                             -----
     1,800      Glacier Bancorp, Inc ............................   $    41,400
       500      Gladstone Capital Corp ..........................         8,525
     3,900      Glimcher Realty Trust ...........................        74,100
       300      Gold Banc Corp, Inc .............................         2,985
       400      Granite State Bankshares, Inc ...................        13,600
       900      Great Southern Bancorp, Inc .....................        32,400
     1,400    * Hanmi Financial Corp ............................        21,630
       700      Harbor Florida Bancshares, Inc ..................        15,680
     3,100      Harleysville National Corp ......................        80,259
     4,700      Hilb, Rogal & Hamilton Co .......................       210,325
     8,800      Hooper Holmes, Inc ..............................        55,176
     1,800      Humboldt Bancorp ................................        22,932
     2,000      Independent Bank Corp (Massachusetts) ...........        43,260
       700      Independent Bank Corp (Michigan) ................        23,380
     1,400      Interchange Financial Services Co ...............        23,450
     3,800      International Bancshares Corp ...................       151,050
     1,200      Investors Real Estate Trust .....................        12,276
       100      Irwin Financial Corp ............................         1,729
     7,000    * ITT Educational Services, Inc ...................       127,750
     2,700      Jefferies Group, Inc ............................       117,720
       700    * Jones Lang LaSalle, Inc .........................        15,050
       900    * Knight Trading Group, Inc .......................         3,825
     1,800      Lakeland Bancorp, Inc ...........................        34,452
       700      Lakeland Financial Corp .........................        17,325
       200      Leeds Federal Bankshares, Inc ...................         6,320
       600    * LendingTree, Inc ................................         9,594
       200    * Local Financial Corp ............................         2,938
       200      LSB Bancshares, Inc .............................         3,390
     5,400      Macerich Co .....................................       166,860
     1,100      MAF Bancorp, Inc ................................        37,730
     1,700      Main Street Banks, Inc ..........................        32,725
     2,100      Manufactured Home Communities, Inc ..............        69,510
       100      MB Financial, Inc ...............................         3,462
     1,200      MCG Capital Corp ................................        19,044
       400      Merchants Bancshares, Inc .......................        10,000
       500    * Meritage Corp ...................................        19,780
     1,500      MFA Mortgage Investments, Inc ...................        14,535
     2,500      Mid Atlantic Realty Trust .......................        38,750
       500      Mid-State Bancshares ............................         8,900
     1,500      Midwest Banc Holdings, Inc ......................        28,530
     3,600      Mills Corp ......................................       104,400
       900      Mission West Properties, Inc ....................        10,791
     1,000      Mississippi Valley Bancshares, Inc ..............        51,570
       700      Nara Bancorp, Inc ...............................        12,873
       400      NASB Financial, Inc .............................         8,300
     2,900      National Penn Bancshares, Inc ...................        82,215
       800      Nationwide Health Properties, Inc ...............        13,880
       266      NBC Capital Corp ................................         6,956
     2,500      NBT Bancorp, Inc ................................        45,600
     2,600    * NetBank, Inc ....................................        30,082
     2,200      New Century Financial Corp ......................        68,662
     1,800      Northwest Bancorp, Inc ..........................        24,658
       900      OceanFirst Financial Corp .......................        21,060
       300      Old Second Bancorp, Inc .........................        11,046
     2,000      Oriental Financial Group, Inc ...................        44,000
     5,800      Pacific Capital Bancorp .........................       158,920
     2,100      Pacific Northwest Bancorp .......................        62,706
     1,100    * Pacific Union Bank ..............................        13,464
       200      Partners Trust Financial Group, Inc .............         2,792
       500      Peapack Gladstone Financial Corp ................        31,625
     1,100      Pennrock Financial Services Corp ................        31,900
     2,300      Pennsylvania Real Estate Investment Trust .......        59,777
       500      Peoples Bancorp, Inc ............................        14,275
       600      PrivateBancorp, Inc .............................        18,750
       800      Prosperity Bancshares, Inc ......................        14,360

                        SEE NOTES TO FINANCIAL STATEMENTS

                 - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--(CONTINUED)
       400      Provident Bancorp, Inc ..........................   $    11,660
       300      Provident Bankshares Corp .......................         6,708
     1,500      R & G Financial Corp (Class B) ..................        32,910
     1,700      Republic Bancorp, Inc ...........................        22,185
       400      Royal Bancshares Of Pennsylvania (Class A) ......         7,540
     4,000      S & T Bancorp, Inc ..............................       102,800
       900      S.Y. Bancorp, Inc ...............................        32,580
     1,200      Sandy Spring Bancorp, Inc .......................        39,960
       400      Saul Centers, Inc ...............................         9,296
       400    * Saxon Capital, Inc ..............................         5,300
       300      Seacoast Banking Corp Of Florida ................         5,925
       300      Seacoast Financial Services Corp ................         6,474
       300      Second Bancorp, Inc .............................         8,169
       400      Sizeler Property Investors ......................         4,152
     2,600    * Southwest Bancorp Of Texas, Inc .................        97,630
       200      State Bancorp, Inc ..............................         3,464
     8,400      Staten Island Bancorp, Inc ......................       152,543
       500      Sterling Bancorp ................................        14,110
     3,000      Sterling Bancshares, Inc ........................        42,540
     2,100      Sterling Financial Corp (Pennsylvania) ..........        52,668
     1,900      Suffolk Bancorp .................................        60,800
       200      Summit Bancshares, Inc ..........................         4,540
       100      Sun Bancorp, Inc ................................         2,295
     1,500      Sun Communities, Inc ............................        55,485
       800      Susquehanna Bancshares, Inc .....................        18,208
     2,800    * Syntroleum Corp .................................         4,844
     1,500      Texas Regional Bancshares, Inc (Class A) ........        54,375
       100      Three Rivers Bancorp, Inc .......................         1,680
     1,000      Tompkins Trustco, Inc ...........................        48,050
     2,400      Town & Country Trust ............................        52,320
       500    * Triad Guaranty, Inc .............................        20,250
       500      Trico Bancshares ................................        12,665
       700      Trust Co Of New Jersey ..........................        17,479
    11,900      Trustco Bank Corp NY ............................       139,825
     1,000      U.S.B. Holding Co, Inc ..........................        16,920
     3,000      UCBH Holdings, Inc ..............................       115,170
     3,300      Umpqua Holdings Corp ............................        55,440
     6,000      United Bankshares, Inc ..........................       178,200
     2,700      United Community Banks, Inc .....................        69,498
     2,200      United National Bancorp .........................        47,520
       300      Universal Health Realty Income Trust ............         8,148
       200      Value Line, Inc .................................         8,100
       400    * VIB Corp ........................................         5,980
     1,000      Virginia Financial Group, Inc ...................        30,100
     3,300      W Holding Co, Inc ...............................        58,179
       100      Warwick Community Bancorp .......................         2,560
     6,100      Washington Real Estate Investment Trust .........       160,796
     2,100      Washington Trust Bancorp, Inc ...................        43,050
       700      Westcorp ........................................        14,189
     1,000    * WFS Financial, Inc ..............................        21,650
     2,000      Wintrust Financial Corp .........................        64,178
       200    * World Acceptance Corp ...........................         1,632
     1,000      WSFS Financial Corp .............................        26,490
       200      Zenith National Insurance Corp ..................         5,264
                                                                    -----------
                TOTAL FINANCIAL SERVICES                              7,742,414
                                                                    -----------
HEALTH CARE--19.63%
     1,900    * aaiPharma, Inc ..................................        30,400
     5,100    * Adolor Corp .....................................        68,850
     1,500    * Advanced Neuromodulation Systems, Inc ...........        53,565
    12,000    * Advanced Tissue Sciences, Inc ...................        13,440
       800    * Advisory Board Co/The ...........................        26,600
     4,200    * Aksys Ltd .......................................        24,738
     2,000    * Alaris Medical, Inc .............................        10,120
     3,400    * Albany Molecular Research, Inc ..................        67,490

    SHARES                                                             VALUE
    ------                                                             -----
       400    * Align Technology, Inc ...........................   $     1,300
     9,000    * Alkermes, Inc ...................................        69,750
       200    * Alliance Imaging, Inc ...........................         2,656
     3,800    * Allos Therapeutics, Inc .........................        29,336
     3,300    * Allscripts Healthcare Solutions, Inc ............         7,920
     3,200    * American Medical Systems Holdings, Inc ..........        69,920
     1,800    * American Healthways, Inc ........................        30,600
     1,100    * American Pharmaceutical Partners, Inc ...........        18,370
     1,600    * AMERIGROUP Corp .................................        46,144
     3,400    * Ameripath, Inc ..................................        55,930
     3,400    * Amsurg Corp .....................................       104,346
     7,400    * Amylin Pharmaceuticals, Inc .....................        96,052
     3,600    * Antigenics, Inc .................................        32,400
     3,000    * Aphton Corp .....................................        13,650
     6,000    * Applera Corp (Celera Genomics Group) ............        52,500
     6,700    * Apria Healthcare Group, Inc .....................       156,780
     4,800    * Ariad Pharmaceuticals, Inc ......................        15,744
     3,200    * Array Biopharma, Inc ............................        25,024
       700      Arrow International, Inc ........................        23,331
     3,300    * Arthrocare Corp .................................        42,834
     4,100    * Atherogenics, Inc ...............................        28,700
     3,400    * Atrix Laboratories, Inc .........................        50,319
     7,000    * AVANIR Pharmaceuticals (Class A) ................        10,010
     2,000    * Benthley Pharmaceuticals, Inc ...................        19,000
     9,800    * Beverly Enterprises, Inc ........................        24,402
     2,800    * Bio-Rad Laboratories, Inc (Class A) .............       117,880
       900    * Bio-Reference Labs, Inc .........................         6,139
     6,000    * BioMarin Pharmaceutical, Inc ....................        25,854
     3,100    * Biopure Corp ....................................        13,020
       600    * Bioreliance Corp ................................        12,156
     1,900    * Biosite, Inc ....................................        55,860
     1,100    * Bone Care International, Inc ....................         6,589
     1,400    * Bradley Pharmaceuticals, Inc ....................        11,886
     2,000    * Britesmile, Inc .................................         2,100
     1,200    * Bruker AXS, Inc .................................         2,700
     1,900    * Bruker Daltonics, Inc ...........................         9,101
     2,100    * Caliper Technologies Corp .......................         9,240
     1,100    * Cantel Medical Corp .............................        14,300
     7,300    * Cardiac Science, Inc ............................         9,417
     5,200    * Cardiodynamics International Corp ...............        14,456
       700    * Centene Corp ....................................        16,450
     4,300    * Cepheid, Inc ....................................        18,404
     2,300    * Cerus Corp ......................................        41,170
       500    * Chattem, Inc ....................................        19,000
     2,000    * Cholestech Corp .................................        25,400
     1,000    * Cima Labs, Inc ..................................        23,370
     2,100    * Ciphergen Biosystems, Inc .......................         7,035
       900    * Closure Medical Corp ............................        11,745
     1,600    * Cobalt Corp .....................................        28,240
     3,100    * Columbia Laboratories, Inc ......................        13,950
       400    * Computer Programs & Systems, Inc ................         9,316
     2,800    * Conceptus, Inc ..................................        42,812
     2,300    * Conmed Corp .....................................        47,265
     5,100    * Connetics Corp ..................................        52,836
     2,500      Cooper Cos, Inc .................................       130,200
     1,100    * Corvel Corp .....................................        31,955
    10,200    * Covance, Inc ....................................       196,044
     5,300    * Cross County, Inc ...............................        74,465
     2,700    * CryoLife, Inc ...................................         8,667
     4,500    * Cubist Pharmaceuticals, Inc .....................        22,275
     3,800    * CuraGen Corp ....................................        18,464
     1,700    * Curative Health Services, Inc ...................        20,060
     3,600    * Cyberonics, Inc .................................        66,600
     2,100      D&K Healthcare Resources, Inc ...................        49,665
     5,100    * Dendrite International, Inc .....................        37,485

                        SEE NOTES TO FINANCIAL STATEMENTS

                 - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
HEALTH CARE--(CONTINUED)
     1,400    * Dianon Systems, Inc .............................   $    56,742
     2,000    * Digene Corp .....................................        17,420
     2,700    * Diversa Corp ....................................        24,219
     4,100    * Durect Corp .....................................        18,286
       900    * Dynacq International, Inc .......................        12,519
     5,700    * Eclipsys Corp ...................................        37,905
     1,200    * Embrex, Inc .....................................        14,040
     3,500    * Endo Pharmaceuticals Holdings, Inc ..............        32,550
     2,300    * Endocardial Solutions, Inc ......................         6,762
     3,000    * Endocare, Inc ...................................        32,069
     3,800    * Enzo Biochem, Inc ...............................        53,200
     7,100    * Enzon, Inc ......................................       153,715
     1,200    * Eon Labs, Inc ...................................        24,924
     1,700    * EPIX Medical, Inc ...............................         8,534
     1,400    * eResearch Technology, Inc .......................        25,802
     2,100    * Esperion Therapeutics, Inc ......................        12,768
     1,900    * Exact Sciences Corp .............................        24,757
       500    * Exelixis, Inc ...................................         2,450
     3,700    * First Horizon Pharmaceutical ....................        23,051
     1,600    * Genencor International, Inc .....................        15,120
     7,000    * Genta, Inc ......................................        51,093
     4,100    * Geron Corp ......................................        19,434
     3,000    * Haemonetics Corp ................................        77,520
       500    * Hanger Orthopedic Group, Inc ....................         8,720
     2,900    * Harvard Bioscience, Inc .........................        13,920
     2,500    * HealthExtras, Inc ...............................        10,650
     1,300    * HealthTronics Surgical Services, Inc ............        16,250
     3,000    * Hologic, Inc ....................................        30,000
     6,600    * I-many, Inc .....................................        16,764
     1,700    * ICU Medical, Inc ................................        64,532
     5,300    * Idexx Laboratories, Inc .........................       160,643
     2,800    * IDX Systems Corp ................................        35,252
     2,200    * Igen International, Inc .........................        72,314
     4,800    * Ilex Oncology, Inc ..............................        24,240
       600    * Illumina, Inc ...................................         2,010
     5,200    * ImClone Systems, Inc ............................        39,884
     1,100    * Immucor, Inc ....................................        29,425
     6,700      Immunomedics, Inc ...............................        38,123
     2,600    * Impath, Inc .....................................        28,132
     4,300    * Impax Laboratories, Inc .........................        25,327
     2,000    * Inamed Corp .....................................        47,300
     6,200    * Indevus Pharmaceuticals, Inc ....................         9,300
     3,100    * Integra LifeSciences Holding ....................        48,360
     4,100    * InterMune, Inc ..................................       120,089
     2,800    * Interpore International .........................        18,396
     5,000    * Intuitive Surgical, Inc .........................        40,500
     4,300      Invacare Corp ...................................       153,295
     1,200    * Inverness Medical Innovations, Inc ..............        16,668
     7,700    * Isis Pharmaceuticals, Inc .......................        69,069
       300    * Kendle International, Inc .......................         2,331
     1,200    * Kensey Nash Corp ................................        19,200
       700    * Kos Pharmaceuticals, Inc ........................         8,603
     2,800    * Kosan Biosciences, Inc ..........................        18,536
     3,800    * KV Pharmaceutical Co (Class A) ..................        71,782
       800    * Kyphon, Inc .....................................        11,040
     7,000    * La Jolla Pharmaceutical Co ......................        35,630
       900    * LabOne, Inc .....................................        17,001
     1,300      Landauer, Inc ...................................        41,756
       600    * Lannett Co, Inc .................................         6,360
     1,600    * Lifecore Biomedical, Inc ........................        12,944
     6,200    * Ligand Pharmaceuticals, Inc (Class B) ...........        41,230
     3,200    * Luminex Corp ....................................        24,096
     3,300    * Martek Biosciences Corp .........................        55,044
       600    * Matria Healthcare, Inc ..........................         5,130

    SHARES                                                             VALUE
    ------                                                             -----
     2,500    * MAXIMUS, Inc ....................................   $    55,625
     1,400    * Med-Design Corp .................................         6,412
       700    * Medical Staffing Network Holdings, Inc ..........        11,410
     3,900    * Medicines Co ....................................        38,961
     1,700    * MedQuist, Inc ...................................        43,586
     1,400    * MedSource Technologies, Inc .....................        12,572
     3,300      Mentor Corp .....................................        98,967
       600    * Meridian Medical Technologies, Inc ..............        15,306
     1,900    * Merit Medical Systems, Inc ......................        33,176
     4,100    * MGI Pharma, Inc .................................        27,798
     3,800    * MIM Corp ........................................        41,990
     2,100    * Molecular Devices Corp ..........................        25,221
     2,600    * Mright Medical Group, Inc .......................        48,750
     4,900    * Mykrolis Corp ...................................        35,574
     3,900    * Myriad Genetics, Inc ............................        66,019
     4,200    * Napro Biotherapeutics, Inc ......................         8,526
     1,300    * Nastech Pharmaceutical Co .......................        10,478
       600    * National Healthcare Corp ........................        11,238
     4,600    * Neurocrine Biosciences, Inc .....................       177,100
       600    * Neurogen Corp ...................................         5,400
     3,400    * Noven Pharmaceuticals, Inc ......................        41,820
     4,300    * NPS Pharmaceuticals, Inc ........................        84,710
     2,800    * Ocular Sciences, Inc ............................        68,964
     2,000    * Odyssey HealthCare, Inc .........................        56,100
     2,400    * Omnicell, Inc ...................................        14,808
     3,500    * On Assignment, Inc ..............................        34,965
     2,000    * Option Care, Inc ................................        21,960
     4,300    * OraSure Technologies, Inc .......................        18,774
     5,200    * Orthologic Corp .................................        21,580
       900    * OSI Pharmaceuticals, Inc ........................        13,968
     2,900      Owens & Minor, Inc ..............................        43,645
     2,600    * Pain Therapeutics, Inc ..........................        15,343
     1,200    * Parexel International Corp ......................        11,316
       600    * PDI, Inc ........................................         2,982
     3,300    * Pediatrix Medical Group, Inc ....................       112,992
     3,800    * Per-Se Technologies, Inc ........................        33,090
    15,600    * Peregrine Pharmaceuticals, Inc ..................         9,204
     3,000    * Pharmaceutical Resources, Inc ...................        84,600
     1,600    * PolyMedica Corp .................................        38,418
     2,800    * Possis Medical, Inc .............................        34,244
     2,600    * PracticeWorks, Inc ..............................        38,740
     4,000    * Priority Healthcare Corp (Class B) ..............        98,200
     1,300    * Progenics Pharmaceuticals .......................         7,332
     7,900    * Province Healthcare Co ..........................       134,300
     1,300    * QMed, Inc .......................................         9,295
     4,500    * Quadramed Corp ..................................         8,685
     4,200    * Quidel Corp .....................................        19,946
     3,300    * Radiologix, Inc .................................        37,719
     5,500    * Regeneron Pharmaceuticals, Inc ..................        80,575
     1,800    * RehabCare Group, Inc ............................        43,020
       100    * Res-Care, Inc ...................................           482
     5,000    * Resmed, Inc .....................................       153,400
     5,100    * Respironics, Inc ................................       166,515
     4,300    * Rigel Pharmaceuticals, Inc ......................         9,503
     1,600    * Rita Medical Systems, Inc .......................         8,288
     3,000    * Salix Pharmaceuticals Ltd .......................        23,910
     4,400    * Sangstat Medical Corp ...........................        86,460
     7,600    * Scios, Inc ......................................       195,852
     1,900    * Seattle Genetics, Inc ...........................         6,726
     2,900    * Select Medical Corp .............................        42,920
     8,300    * Sepracor, Inc ...................................        41,832
     3,600    * Serologicals Corp ...............................        43,308
     4,000    * Sierra Health Services, Inc .....................        74,080
     2,600    * Sangamo Biosciences, Inc ........................         6,292
     1,800    * Sonic Innovations, Inc ..........................         9,954

                        SEE NOTES TO FINANCIAL STATEMENTS

                 - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
HEALTH CARE--(CONTINUED)
     2,400    * SonoSite, Inc ...................................   $    30,000
       300    * Specialty Laboratories, Inc .....................         2,400
     5,500    * Stericycle, Inc .................................       168,845
     2,200    * SurModics, Inc ..................................        62,216
     3,400    * Sybron Dental Specialties, Inc ..................        53,244
     2,900    * Syncor International Corp .......................        99,035
     1,400    * Tanox, Inc ......................................        17,990
     6,800    * Techne Corp .....................................       208,079
     4,300    * Telik, Inc ......................................        58,050
     6,800    * Texas Biotechnology Corp ........................        15,640
       400    * Theragenics Corp ................................         1,940
     3,700    * Therasense, Inc .................................        50,320
     4,600    * Transkaryotic Therapies, Inc ....................       158,286
     5,200    * Triangle Pharmaceuticals, Inc ...................        20,795
     2,200    * Trimeris, Inc ...................................       101,640
     6,300    * Tularik, Inc ....................................        50,022
     3,000    * Umilab Corp .....................................        52,800
     2,500    * United Surgical Partners International, Inc .....        70,150
     2,300    * Urologix, Inc ...................................        11,477
     1,500    * U.S. Physical Therapy, Inc ......................        22,950
     4,600    * Varian, Inc .....................................       151,570
     1,800    * VCA Antech, Inc .................................        25,272
     2,100    * Ventana Medical Systems, Inc ....................        42,693
     2,100      Ventas, Inc .....................................        27,405
     3,500    * Versicor, Inc ...................................        31,920
     7,900    * Visx, Inc .......................................        78,605
     1,000      Vital Signs, Inc ................................        29,440
     6,200    * VitalWorks, Inc .................................        47,616
     5,400    * Vivus, Inc ......................................        21,978
     2,500    * Watson Wyatt & Co Holdings ......................        51,725
     2,600    * Women First Healthcare, Inc .....................        13,806
       300      X-Rite, Inc .....................................         2,604
       700    * Young Innovations, Inc ..........................        17,990
     1,400    * Zoll Medical Corp ...............................        46,606
     1,000    * Zymogenetics, Inc ...............................         7,850
                                                                    -----------
              TOTAL HEALTH CARE .................................     9,638,403
                                                                    -----------
OTHER--4.97%
       200    * 4Kids Entertainment, Inc ........................         4,120
     6,200      ABM Industries, Inc .............................        90,706
     3,300    * Acacia Research Corp ............................        13,035
     2,000      Acuity Brands, Inc ..............................        30,600
     3,100    * Administaff, Inc ................................         7,378
     2,700    * Advo, Inc .......................................        92,475
       900    * Ambassadors Group, Inc ..........................        11,916
     1,800      Banta Corp ......................................        66,582
     3,100      Brady Corp (Class A) ............................       108,500
     1,700    * Bright Horizons Family Solutions, Inc ...........        50,575
       400      Central Parking Corp ............................         8,104
       100    * Charles River Associates, Inc ...................         1,615
     6,200    * Corinthian Colleges, Inc ........................       228,160
     6,100    * Corporate Executive Board Co ....................       172,263
     2,200    * CoStar Group, Inc ...............................        45,342
       600      Courier Corp ....................................        23,898
       600      Curtiss-Wright Corp .............................        33,780
     2,700      Ennis Business Forms, Inc .......................        34,506
     7,800    * Exult, Inc ......................................        23,400
     2,200    * Fidelity National Information Solutions, Inc ....        52,888
     2,200    * First Consulting Group, Inc .....................        15,378
     2,400    * Forrester Research, Inc .........................        40,176
     1,000    * General Binding Corp ............................        17,300
       300    * Hall Kinion & Associates, Inc ...................         1,725
     2,700      Harland (John H.) Co ............................        72,630
       400    * Heidrick & Struggles International, Inc .........         6,848
       500    * ICT Group, Inc ..................................         9,490

    SHARES                                                             VALUE
    ------                                                             -----
     4,200    * infoUSA, Inc ....................................   $    21,420
     1,900    * Invision Technologies, Inc ......................        67,944
     3,500    * Itron, Inc ......................................        58,730
     1,300      Kelly Services, Inc (Class A) ...................        29,315
     6,700    * Labor Ready, Inc ................................        48,307
       700    * Lifeline Systems, Inc ...........................        15,730
     4,500      Matthews International Corp (Class A) ...........       112,500
     1,500      McGrath RentCorp ................................        31,275
       800    * Memberworks, Inc ................................        13,320
     4,200    * MSC.Software Corp ...............................        43,722
     6,400    * Navigant Consulting, Inc ........................        37,888
     1,900      New England Business Services, Inc ..............        39,710
     2,300    * Pre-Paid Legal Services, Inc ....................        49,243
     1,700    * ProQuest Co .....................................        59,704
     2,300    * R.H. Donnelley Corp .............................        58,650
     1,500    * Right Management Consultants ....................        34,736
     1,900    * Rmh Teleservices, Inc ...........................        13,281
     2,300      Rollins, Inc ....................................        45,586
     1,800    * School Specialty, Inc ...........................        42,102
     2,000      Standard Register Co ............................        52,020
       100      Standex International Corp ......................         2,001
     1,700    * Startek, Inc ....................................        41,395
     1,200      Strayer Education, Inc ..........................        68,400
     3,800    * Symyx Technologies, Inc .........................        39,790
     2,100      Talx Corp .......................................        28,581
     1,200    * Tejon Ranch Co ..................................        29,520
     6,400    * TeleTech Holdings, Inc ..........................        40,832
     1,200    * United Stationers, Inc ..........................        33,312
     1,400    * Wackenhut Corrections Corp ......................        16,310
                                                                    -----------
              TOTAL OTHER                                             2,438,714
                                                                    -----------
PRODUCER DURABLES--4.14%
     3,000    * Active Power, Inc ...............................         5,130
       300      American States Water Co ........................         7,854
     5,400      Ametek, Inc .....................................       172,746
     1,200    * August Technology Corp ..........................         5,160
     5,000      Baldor Electric Co ..............................        99,600
       900      Briggs & Stratton Corp ..........................        34,911
     1,600    * Brooks-PRI Automation, Inc ......................        25,680
       100      California Water Service Group ..................         2,454
     6,700    * Capstone Turbine Corp ...........................         6,566
     3,600    * Coinstar, Inc ...................................        92,696
       100    * CTB International Corp ..........................         1,274
     1,700    * Cuno, Inc .......................................        55,607
     3,500      Federal Signal Corp .............................        68,145
       700    * Flow International Corp .........................         2,513
     1,100      Franklin Electric Co, Inc .......................        50,050
     3,400    * FuelCell Energy, Inc ............................        26,010
     1,300    * Genlyte Group, Inc ..............................        45,110
     3,700    * Global Power Equipment Group, Inc ...............        19,388
       800      Gorman-Rupp Co ..................................        18,560
     4,100    * Headwaters, Inc .................................        53,341
     2,100      IDEX Corp .......................................        69,426
     1,100      Kaydon Corp .....................................        23,606
       100      Lawson Products, Inc ............................         2,745
     5,200      Lincoln Electric Holdings, Inc ..................       127,348
     1,600      Lindsay Manufacturing Co ........................        38,336
     1,800    * Littelfuse, Inc .................................        39,150
     2,600      Manitowoc Co, Inc ...............................        84,110
     1,300      Mine Safety Appliances Co .......................        52,130
    10,900    * Newpark Resources, Inc ..........................        46,216
     1,900      NN, Inc .........................................        18,848
     1,800      Nordson Corp ....................................        43,614
     2,800    * Photon Dynamics, Inc ............................        63,168
     2,800    * Plug Power, Inc .................................        17,416
     4,700    * Power-One, Inc ..................................        13,583

                        SEE NOTES TO FINANCIAL STATEMENTS

                 - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
PRODUCER DURABLES--(CONTINUED)
     3,600    * Rayovac Corp ....................................   $    49,500
     4,800      Roper Industries, Inc ...........................       169,296
       600    * Strattec Security Corp ..........................        31,740
     1,300      Tennant Co ......................................        48,880
       400    * Tetra Tech, Inc .................................         3,732
     1,100    * Tetra Technologies, Inc .........................        23,298
       500    * Thomas & Betts Corp .............................         7,685
       800      Toro Co .........................................        45,424
     1,500    * TRC Cos, Inc ....................................        26,205
     1,600    * Trikon Technologies, Inc ........................        11,760
       500      Valhi, Inc ......................................         5,980
       800      Valmont Industries, Inc .........................        19,480
     1,000      Wabtec Corp .....................................        13,510
     3,900    * Waste Connections, Inc ..........................       135,291
       600      Watts Industries, Inc (Class A) .................        10,440
                                                                    -----------
                TOTAL PRODUCER DURABLES                               2,034,712
                                                                    -----------
TECHNOLOGY--22.24%
       100    * 3D Systems Corp .................................           705
     3,500    * Actel Corp ......................................        40,250
     1,200    * Acterna Corp ....................................           564
     7,300    * Actuate Corp ....................................        12,337
     5,700    * Advanced Digital Information Corp ...............        30,210
     2,800    * Advanced Energy Industries, Inc .................        33,180
       800    * Advanced Power Technology, Inc ..................         3,648
     9,900    * Aeroflex, Inc ...................................        51,777
     3,200    * Aether Systems, Inc .............................         8,813
     2,800    * Agile Software Corp .............................        18,116
    16,100    * Akamai Technologies, Inc ........................        14,812
     4,800    * Alloy, Inc ......................................        46,853
       600    * Altiris, Inc ....................................         6,798
     3,200    * American Management Systems, Inc ................        48,797
     1,800    * American Superconductor Corp ....................         5,670
     3,200    * Anadigics, Inc ..................................         9,632
       100      Analogic Corp ...................................         4,306
     1,800    * Answerthink, Inc ................................         3,924
     2,500    * Ansys, Inc ......................................        56,875
     1,900    * Anteon International Corp .......................        45,600
     4,300    * APAC Customer Services, Inc .....................        13,330
     3,200    * Arbitron, Inc ...................................       104,352
    22,800    * Ariba, Inc ......................................        43,320
     1,700    * Arris Group, Inc ................................         6,460
     2,400    * Artisan Components, Inc .........................        21,912
    19,800    * Ascential Software Corp .........................        45,738
     4,800    * Asiainfo Holdings, Inc ..........................        20,928
     4,100    * Aspen Technology, Inc ...........................        15,744
     3,100    * AstroPower, Inc .................................        28,210
     5,800    * Asyst Technologies, Inc .........................        52,142
     3,500    * At Road, Inc ....................................        21,000
     4,500    * ATMI, Inc .......................................        69,795
     3,000    * Avanex Corp .....................................         5,640
     3,700    * Avid Technology, Inc ............................        41,296
     6,100    * Avocent Corp ....................................        88,023
    16,000    * Axcelis Technologies, Inc .......................        91,680
     1,600    * AXT, Inc ........................................         6,656
     2,500    * Barra, Inc ......................................        85,000
     1,800      BEI Technologies, Inc ...........................        23,616
     1,300      Bel Fuse, Inc (Class B) .........................        28,847
     1,700    * Benchmark Electronics, Inc ......................        44,710
     2,400    * Black Box Corp ..................................        82,272
    10,000    * Borland Software Corp ...........................        93,200
       500      C&D Technologies, Inc ...........................         7,900
     2,400    * C-COR.net Corp ..................................        11,640
     4,700    * CACI International, Inc (Class A) ...............       172,020
       900    * Caminus Corp ....................................         1,899

    SHARES                                                             VALUE
    ------                                                             -----
     3,200    * Carreker Corp ...................................   $    26,339
       900    * Catapult Communications Corp ....................        10,224
     4,600    * Centillium Communications, Inc ..................        10,120
       300    * Checkpoint Systems, Inc .........................         3,510
     8,000    * ChipPAC, Inc ....................................        22,240
     5,900    * Chordiant Software, Inc .........................         5,310
     1,400    * Cirrus Logic, Inc ...............................         4,088
     1,300    * ClearOne Communications, Inc ....................        15,080
    10,700    * CNET Networks, Inc ..............................        12,840
     5,500    * Cognex Corp .....................................        86,625
     1,400    * Cognizant Technology Solutions Corp .............        87,542
     3,400      Cohu, Inc .......................................        49,912
     2,400    * Computer Network Technology Corp ................        16,800
     2,600    * Concord Communications, Inc .....................        18,694
    10,200    * Concurrent Computer Corp ........................        32,538
     1,400    * CoorsTek, Inc ...................................        24,500
     3,200    * Covansys Corp ...................................         7,264
     7,100    * Cray, Inc .......................................        29,110
     2,500    * Credence Systems Corp ...........................        29,075
     6,000    * Cree, Inc .......................................        80,700
     3,400      CTS Corp ........................................        20,400
     2,500      Cubic Corp ......................................        51,400
     2,300    * Daktronics, Inc. ................................        22,770
     2,000    * Datastream Systems, Inc .........................        10,520
     1,600    * DDI Corp ........................................           608
     5,300    * dELiA*s Corp (Class A) ..........................         6,996
     1,300    * DiamondCluster International, Inc (Class A) .....         5,044
     1,300    * Digimarc Corp ...................................        14,378
     4,700    * Digital Insight Corp ............................        84,036
     4,400    * Digital River, Inc ..............................        39,424
     1,000    * Digitas, Inc ....................................         3,260
     1,300    * DocuCorp International, Inc .....................        16,979
     6,500    * Documentum, Inc .................................        95,160
    14,000    * DoubleClick, Inc ................................        79,380
     1,400    * Drexler Technology Corp .........................        24,444
     3,000    * DSP Group, Inc ..................................        50,790
       400    * Dupont Photomasks, Inc ..........................        10,052
     5,400    * E.piphany, Inc ..................................        22,086
     4,100    * Echelon Corp ....................................        50,430
     1,700      EDO Corp ........................................        37,995
     6,300    * eFunds Corp .....................................        59,346
     4,200    * Electro Scientific Industries, Inc ..............        74,592
     2,800    * Electroglas, Inc ................................         8,624
     1,400    * Embarcadero Technologies, Inc ...................         9,632
     2,100    * Emcore Corp .....................................         6,069
     1,200    * EMS Technologies, Inc ...........................        26,640
     7,500    * Entegris, Inc ...................................        66,975
     4,200    * Enterasys Networks, Inc .........................         5,292
     7,400    * Entrust, Inc ....................................        34,107
     1,700    * EPIQ Systems, Inc ...............................        30,345
     3,700    * espeed, Inc (Class A) ...........................        37,925
     5,300    * ESS Technology, Inc .............................        40,704
     5,400    * Exar Corp .......................................        71,226
     1,500    * Excel Technology, Inc ...........................        32,700
    16,900    * Extreme Networks, Inc ...........................       147,537
     3,700    * F5 Networks, Inc ................................        39,923
     5,600    * FalconStor Software, Inc ........................        28,734
     4,000    * FEI Co ..........................................        72,480
     5,100    * Filenet Corp ....................................        71,145
    11,500    * Finisar Corp ....................................        11,270
     2,500    * Flir Systems, Inc ...............................        94,075
    14,100    * Foundry Networks, Inc ...........................       117,030
     6,500    * Freemarkets, Inc ................................        38,090
     5,500      General Cable Corp ..............................        26,015
     5,000    * Genesis Microchip, Inc ..........................        46,550

                        SEE NOTES TO FINANCIAL STATEMENTS

                 - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
TECHNOLOGY--(CONTINUED)
     1,400    * Global Imaging Systems, Inc .....................   $    26,810
    10,300    * GlobespanVirata, Inc ............................        32,950
     1,200    * GrafTech International Ltd ......................        11,040
       600    * Griffon Corp ....................................         7,182
     5,300    * Handspring, Inc .................................         6,307
     9,800    * Harmonic, Inc ...................................        22,148
     4,300      Helix Technology Corp ...........................        44,505
     5,500    * Hyperion Solutions Corp .........................       134,475
    13,800    * Identix, Inc ....................................        97,290
     1,300    * II-VI, Inc ......................................        17,212
     2,000    * Inet Technologies, Inc ..........................         9,500
       700    * Infogrames, Inc .................................         1,771
     9,400    * Informatica Corp ................................        37,506
       800    * Inforte Corp ....................................         5,512
    12,700    * Inktomi Corp ....................................         5,715
     1,500    * Inrange Technologies Corp (Class B) .............         6,060
     1,500    * Integral Systems, Inc ...........................        28,125
     3,000      Inter-Tel, Inc ..................................        76,347
     2,600    * Intercept, Inc ..................................        34,866
     8,900    * Interdigital Communications Corp ................        83,838
     7,700    * Intergraph Corp .................................       130,900
     2,500    * Intermagnetics General Corp .....................        37,250
     5,900    * Internet Security Systems, Inc ..................        88,494
     9,400    * Interwoven, Inc .................................        25,380
     2,500    * Intrado, Inc ....................................        34,125
     3,600    * Ixia ............................................        20,844
     2,000    * IXYS Corp .......................................         9,980
       900    * j2 Global Communications, Inc ...................        18,999
     4,600    * JDA Software Group, Inc .........................        59,294
     7,900    * Keane, Inc ......................................        68,809
     1,000      Keithley Instruments, Inc .......................        15,250
     2,100    * Keynote Systems, Inc ............................        14,574
    11,400    * Kopin Corp ......................................        67,591
     3,300    * Kronos, Inc .....................................        88,275
     8,100    * Kulicke & Soffa Industries, Inc .................        34,425
     7,100    * Lattice Semiconductor Corp ......................        48,493
     1,700    * Lawson Software, Inc ............................         6,630
     1,800    * Learning Tree International, Inc ................        29,340
       500    * LeCroy Corp .....................................         5,055
    14,300    * Legato Systems, Inc .............................        48,620
     5,400    * Lexar Media, Inc ................................        23,166
     9,300    * Liberate Technologies ...........................        15,624
       400    * Lightbridge, Inc ................................         2,920
    11,200    * Looksmart Ltd ...................................        12,823
     4,900    * LTX Corp ........................................        38,269
     7,000    * Macrovision Corp ................................        91,910
     2,300    * Magma Design Automation, Inc ....................        26,542
     3,200    * Manhattan Associates, Inc .......................        65,632
       700    * Manufacturers Services Ltd ......................         2,737
     5,300    * Manugistics Group, Inc ..........................        21,836
     2,300    * MAPICS, Inc .....................................        14,490
     2,400    * Mapinfo Corp ....................................        12,360
     6,000    * Matrixone, Inc ..................................        29,700
     4,200    * Maxtor Corp .....................................        14,196
     2,000    * McAfee.com Corp .................................        35,080
    10,400    * McData Corp (Class A) ...........................        87,048
       800    * MCSi, Inc .......................................         4,928
     6,500    * MEMC Electronic Materials, Inc ..................        27,690
    10,700    * Mentor Graphics Corp ............................        77,896
     3,600    * Mercury Computer Systems, Inc ...................        91,836
     1,700    * Merix Corp ......................................        15,555
       900    * MetaSolv, Inc ...................................         1,845
    12,300    * Micromuse, Inc ..................................        38,019
     4,800    * Microsemi Corp ..................................        29,808

    SHARES                                                             VALUE
    ------                                                             -----
     5,900    * MIPS Technologies, Inc (Class A) ................   $    11,328
     3,000    * Monolithic System Technology, Inc ...............        30,510
     2,900    * MRO Software, Inc ...............................        27,347
     9,000    * MRV Communications, Inc .........................         9,900
       800    * Nassda Corp .....................................         6,224
     3,700      NDCHealth Corp ..................................        67,414
     2,700    * Netegrity, Inc ..................................         6,780
     3,500    * NETIQ Corp ......................................        65,730
     1,300    * Netro Corp ......................................         3,406
       900    * Netscout Systems, Inc ...........................         3,824
     1,700    * NetScreen Technologies, Inc .....................        21,148
     4,900    * New Focus, Inc ..................................        13,671
     3,400    * Newport Corp ....................................        54,740
     4,000    * NIC, Inc ........................................         6,800
     2,300    * Novadigm, Inc ...................................         6,555
     2,500    * Nuance Communications, Inc ......................         6,875
     4,100    * NYFIX, Inc ......................................        17,261
     9,200    * Oak Technology, Inc .............................        34,040
     3,300    * Omnivision Technologies, Inc ....................        34,023
     3,200    * ON Semiconductor Corp ...........................         5,255
     7,200    * Onyx Software Corp ..............................        19,800
    15,000    * Openwave Systems, Inc ...........................        11,700
     1,700    * Opnet Technologies, Inc .........................        11,985
     1,100    * Optical Communication Products, Inc .............         1,144
     1,100    * OSI Systems, Inc ................................        21,373
     1,300    * Overland Storage, Inc ...........................        14,300
     8,400    * Overture Services, Inc ..........................       191,352
     3,700    * Packeteer, Inc ..................................        15,577
    33,000    * Palm, Inc .......................................        26,400
     1,600    * Paradyne Networks, Inc ..........................         3,056
    23,400    * Parametric Technology Corp ......................        63,180
       700      Park Electrochemical Corp .......................        14,070
     4,900    * Paxar Corp ......................................        78,498
     2,800    * Paxson Communications Corp ......................         8,260
     2,000    * PDF Solutions, Inc ..............................        12,440
     1,400    * PEC Solutions, Inc ..............................        34,930
     1,000    * Pegasystems, Inc ................................         6,700
       300    * Pericom Semiconductor Corp ......................         2,805
     4,300    * Phoenix Technologies Ltd ........................        32,938
     4,400    * Photronics, Inc .................................        56,188
     5,000    * Pixelworks, Inc .................................        29,650
     2,300    * Planar Systems, Inc .............................        42,251
     6,200    * Plantronics, Inc ................................       115,630
     6,900    * Plexus Corp .....................................        96,600
     2,800    * PLX Technology, Inc .............................         4,900
    19,700    * Portal Software, Inc ............................         6,304
       300    * Powell Industries, Inc ..........................         5,700
     4,200    * Power Integrations, Inc .........................        55,104
    10,700    * Powerwave Technologies, Inc .....................        57,994
     5,900    * PRG-Schultz International, Inc ..................        80,771
     3,500    * Probusiness Services, Inc .......................        26,320
     5,200    * Progress Software Corp ..........................        73,528
     2,300    * QRS Corp ........................................        17,802
     6,100    * Quest Software, Inc .............................        66,246
     1,100      Quixote Corp ....................................        19,723
     2,900    * Radiant Systems, Inc ............................        26,593
     1,700    * Radisys Corp ....................................         9,758
       800    * Raindance Communications, Inc ...................         2,440
    13,700    * Rambus, Inc .....................................        71,240
    16,200    * Red Hat, Inc ....................................        85,050
    24,700    * Redback Networks, Inc ...........................        23,218
     1,800    * Renaissance Learning, Inc .......................        29,808
     1,600    * Research Frontiers, Inc .........................        14,384
     8,600    * Retek, Inc ......................................        39,302
    17,200    * Riverstone Networks, Inc ........................        12,040

                        SEE NOTES TO FINANCIAL STATEMENTS

                 - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
TECHNOLOGY--(CONTINUED)
     2,600    * Rogers Corp .....................................   $    69,784
     2,900    * Roxio, Inc ......................................        11,829
     1,400    * RSA Security, Inc ...............................         5,390
     1,600    * Rudolph Technologies, Inc .......................        21,827
    11,600    * S1 Corp .........................................        66,700
     2,200    * Sanchez Computer Associates, Inc ................         7,172
     5,400    * Sandisk Corp ....................................        84,942
     5,500    * Sapient Corp ....................................         7,365
       500    * SBS Technologies, Inc ...........................         3,650
     8,600    * Scansoft, Inc ...................................        34,658
       800    * Scansource, Inc .................................        48,288
     2,300    * Seachange International, Inc ....................        16,951
     4,800    * Secure Computing Corp ...........................        20,400
     8,600    * Seebeyond Technology Corp .......................        14,706
     2,700    * Semitool, Inc ...................................        16,470
     2,900    * Serena Software, Inc ............................        46,052
     9,500    * Silicon Image, Inc ..............................        36,490
     4,300    * Silicon Laboratories, Inc .......................        84,538
    12,700    * Silicon Storage Technology, Inc .................        64,389
     1,000    * Siliconix, Inc ..................................        20,580
     1,200    * Simpletech, Inc .................................         2,796
     3,787    * SmartForce plc (Spon ADR) .......................        16,284
     4,500    * Somera Communications, Inc ......................        11,925
     3,300    * SonicWALL, Inc ..................................        15,048
    29,600    * Sonus Networks, Inc .............................        20,631
       800    * Sourcecorp ......................................        16,728
     2,800    * Spectralink Corp ................................        18,424
     1,100    * Spectrian Corp ..................................         6,325
     2,300    * SpeechWorks International, Inc ..................         7,889
       600    * SPSS, Inc .......................................         7,087
       700    * SRA International, Inc (Class A) ................        19,425
     1,300    * SS&C Technologies, Inc ..........................        16,145
       200    * Standard Microsystems Corp ......................         3,562
     5,700    * StorageNetworks, Inc ............................         9,633
     5,700    * Stratos Lightwave, Inc ..........................         3,363
       300    * Suntron Corp ....................................         1,188
     1,700    * Supertex, Inc ...................................        17,595
     1,600    * Surebeam Corp (Class A) .........................         2,960
     6,500    * Sycamore Networks, Inc ..........................        17,615
     1,700    * Sykes Enterprises, Inc ..........................        10,200
       400    * Synaptics, Inc ..................................         2,380
     1,600    * Synplicity, Inc .................................         7,984
       900    * Syntel, Inc .....................................        11,799
       800      Sypris Solutions, Inc ...........................         8,759
     2,900    * Systems & Computer Technology Corp ..............        20,271
     6,200    * Take-Two Interactive Software, Inc ..............       167,399
     3,100      Technitrol, Inc .................................        56,730
     7,600    * Tekelec .........................................        63,840
     6,800    * Tellium, Inc ....................................         3,400
     3,700    * Therma-Wave, Inc ................................         4,884
     9,600    * TIBCO Software, Inc .............................        42,432
     2,400    * Tier Technologies, Inc (Class B) ................        47,952
     3,100    * Tivo, Inc .......................................        11,780
     3,600    * Transaction Systems Architects, Inc (Class A) ...        24,484
    10,300    * Transmeta Corp ..................................        11,227
     3,300    * Trimble Navigation Ltd ..........................        42,735
     1,200    * Tripos, Inc .....................................         8,004
    17,600    * Triquint Semiconductor, Inc .....................        80,942
     3,900    * Trizetto Group, Inc .............................        26,949
     2,400    * TTM Technologies, Inc ...........................         7,608
     1,100    * Ulticom, Inc ....................................         6,369
     1,800    * Ultimate Electronics, Inc .......................        21,060
       200    * Ultratech Stepper, Inc ..........................         2,336
     1,600      United Industrial Corp ..........................        32,160

    SHARES                                                             VALUE
    ------                                                             -----
       800    * United Online, Inc ..............................   $     8,760
     2,800    * Universal Display Corp ..........................        15,512
     5,100    * Varian Semiconductor Equipment Associates, Inc ..        95,645
     3,800    * Veeco Instruments, Inc ..........................        51,490
       600    * Verint Systems, Inc .............................         5,946
     2,000    * Verity, Inc .....................................        20,020
     1,400    * Vicor Corp ......................................        10,360
     6,100    * Viewpoint Corp ..................................        24,400
    19,700    * Vignette Corp ...................................        18,124
     1,800    * Virage Logic Corp ...............................        19,440
       300      Virco Manufacturing Corp ........................         3,294
    17,300    * Vitesse Semiconductor Corp ......................        21,971
     6,400    * Vitria Technology, Inc ..........................         5,696
     2,200    * WatchGuard Technologies, Inc ....................        11,330
     3,800    * WebEx Communications, Inc .......................        55,252
     6,100    * webMethods, Inc .................................        42,883
     3,500    * Websense, Inc ...................................        56,910
     2,300    * WESCO International, Inc ........................        12,029
    17,900    * Western Digital Corp ............................        83,056
     2,900    * White Electronic Designs Corp ...................        25,056
     3,500    * Wilson Greatbatch Technologies, Inc .............        95,025
     8,000    * Wind River Systems, Inc .........................        42,800
     1,500    * Wireless Facilities, Inc ........................         7,500
     2,300    * Witness Systems, Inc ............................        14,122
       500      Woodhead Industries, Inc ........................         8,000
     3,500    * Xicor, Inc ......................................        15,645
     3,200    * Zoran Corp ......................................        36,800
     1,900    * Zygo Corp .......................................         9,500
                                                                    -----------
                TOTAL TECHNOLOGY                                     10,918,220
                                                                    -----------
TRANSPORTATION--1.38%
    10,300    * Airtran Holdings, Inc ...........................        35,535
       100    * ATA Holdings Corp ...............................           334
     6,700    * Atlantic Coast Airlines Holdings, Inc ...........        79,328
     2,000    * BE Aerospace, Inc ...............................        13,740
     1,600    * EGL, Inc ........................................        18,880
     1,300    * Express Jet Holdings, Inc .......................        14,872
     1,900    * Forward Air Corp ................................        43,318
     3,900    * Frontier Airlines, Inc ..........................        25,896
       600    * Genesee & Wyoming, Inc (Class A) ................        12,630
     2,700    * Heartland Express, Inc ..........................        54,378
     4,000    * Knight Transportation, Inc ......................        73,520
     2,500    * Landstar System, Inc ............................       129,875
     5,100    * Mesa Air Group, Inc .............................        29,988
       400    * P.A.M. Transportation Services ..................         8,380
     4,300      Shurgard Storage Centers, Inc (Class A) .........       139,105
                                                                    -----------
                TOTAL TRANSPORTATION                                    679,779
                                                                    -----------
UTILITIES--2.34%
     4,000    * AirGate PCS, Inc ................................         4,160
     3,600    * Alamosa Holdings, Inc ...........................         1,296
     9,600    * Allegiance Telecom, Inc .........................         8,928
    10,800    * American Tower Corp (Class A) ...................        24,300
     1,900      Black Hills Corp ................................        51,661
       900      Cascade Natural Gas Corp ........................        19,026
       900    * Centennial Communications Corp ..................         2,682
     1,800    * Commonwealth Telephone Enterprises, Inc .........        67,248
     1,300      Connecticut Water Service, Inc ..................        32,656
    10,400    * Crown Castle International Corp .................        26,000
     2,000    * Dobson Communications Corp (Class A) ............           700
       400      Energysouth, Inc ................................        10,732
     6,800    * General Communication, Inc (Class A) ............        19,720
     2,300      Hickory Tech Corp ...............................        33,281
     1,600      MGE Energy, Inc .................................        42,800
     1,300      Middlesex Water Co ..............................        29,861
       800    * NATCO Group, Inc (Class A) ......................         5,896

                        SEE NOTES TO FINANCIAL STATEMENTS

                 - INSTITUTIONAL SMALL-CAP GROWTH INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
UTILITIES--(CONTINUED)
       400      New Jersey Resources Corp .......................   $    13,000
    11,100    * Nextel Partners, Inc (Class A) ..................        71,040
     2,500      North Pittsburgh Systems, Inc ...................        37,500
     4,100      Otter Tail Corp .................................       102,828
     4,400    * Petroquest Energy, Inc ..........................        19,140
     7,900    * Price Communications Corp .......................        95,669
     1,100    * Quicksilver Resources, Inc ......................        21,285
     5,800    * RCN Corp ........................................         4,466
       500      Shenandoah Telecom Co ...........................        25,245
    14,900    * Skyworks Solutions, Inc .........................        78,374
     1,500      Southwest Water Co ..............................        21,975
     3,800    * Southwestern Energy Co ..........................        47,234
     2,200      SureWest Communications .........................        72,622
     3,300    * Time Warner Telecom, Inc (Class A) ..............         4,026
     3,200    * Triton PCS Holdings, Inc (Class A) ..............         9,920
     2,000      UGI Corp ........................................        71,020
       200      Unitil Corp .....................................         5,330
    14,600    * U.S. Unwired, Inc (Class A) .....................        17,082
       700      Western Gas Resources, Inc ......................        23,058
     8,800    * Western Wireless Corp (Class A) .................        28,093
                                                                    -----------
                TOTAL UTILITIES                                       1,149,854
                                                                    -----------
                TOTAL COMMON STOCK
                  (COST $48,334,676)                                 48,406,970
                                                                    -----------

   PRINCIPAL                                                           VALUE
   ---------                                                           -----
SHORT TERM INVESTMENT--2.44%
  U.S. GOVERNMENT AND AGENCY--2.44%
                Federal Home Loan Bank (FHLB)
$1,200,000        1.590%, 09/16/02 ..............................   $ 1,199,832
                                                                    -----------
                TOTAL SHORT TERM INVESTMENT
                  (COST $1,199,832)                                   1,199,832
                                                                    -----------
                TOTAL PORTFOLIO--101.03%
                  (COST $49,534,508)                                 49,606,802
                OTHER ASSETS & LIABILITIES, NET--( 1.03%)              (506,608)
                                                                    -----------
                NET ASSETS--100.00%                                 $49,100,194
                                                                    -----------

----------
*  Non-income producing

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
COMMON STOCK--98.18%
AEROSPACE AND DEFENSE--0.97%
     3,500      AAR Corp ........................................   $    20,860
     2,500    * Aviall, Inc .....................................        28,250
       900    * Ducommun, Inc ...................................        14,841
       200    * Dynamics Research Corp ..........................         3,640
     1,900      Heico Corp ......................................        19,893
     1,500    * Hexcel Corp .....................................         3,900
     3,000      Kaman Corp (Class A) ............................        37,680
     1,200    * Ladish Co, Inc ..................................         9,600
     2,100    * Moog, Inc (Class A) .............................        64,806
     4,600    * Remec, Inc ......................................        16,008
       800    * Sequa Corp (Class A) ............................        43,840
     1,700    * Teledyne Technologies, Inc ......................        31,280
     1,900    * Triumph Group, Inc ..............................        61,560
     2,900    * United Defense Industries, Inc ..................        66,381
       900    * Viasat, Inc .....................................         4,725
                                                                    -----------
                TOTAL AEROSPACE AND DEFENSE                             427,264
                                                                    -----------
BASIC INDUSTRIES--11.85%
     1,200    * Airgas, Inc .....................................        16,968
       500      Alico, Inc ......................................        14,000
     2,700      Amcol International Corp ........................        16,470
       500      Ameron International Corp .......................        24,450
     1,100    * Applied Films Corp ..............................        11,517
     2,700      Arch Chemicals, Inc .............................        53,406
     3,000      Arch Coal, Inc ..................................        51,930
       600    * Avatar Holdings, Inc ............................        15,720
       500    * Baker (Michael) Corp ............................         6,370
     2,200    * Brush Engineered Materials, Inc .................        19,800
     3,300    * Buckeye Technologies, Inc .......................        25,080
     1,600    * Building Materials Holding Corp .................        20,368
       700      Butler Manufacturing Co .........................        15,540
       100    * BWAY Corp .......................................         1,406
     4,500      Calgon Carbon Corp ..............................        26,955
     1,300      Cambrex Corp ....................................        49,296
     3,600    * Caraustar Industries, Inc .......................        36,252
     2,400      Carlisle Cos, Inc ...............................       105,624
     2,600      Carpenter Technology Corp .......................        50,856
       900      Castle (A.M.) & Co ..............................         6,885
       700      Centex Construction Products, Inc ...............        25,263
     1,600      Century Aluminum Co .............................        12,482
     6,600    * Champion Enterprises, Inc .......................        18,810
       800    * Chase Industries, Inc ...........................         9,464
     1,300      Chemed Corp .....................................        42,965
     1,500      ChemFirst, Inc ..................................        43,200
     1,900      Chesapeake Corp .................................        38,798
     1,200    * Cleveland-Cliffs, Inc ...........................        32,160
     1,900    * Collins & Aikman Corp ...........................         9,785
     5,100    * Comfort Systems U.S.A., Inc .....................        17,085
     3,300      Commercial Metals Co ............................        64,053
    13,500      Crompton Corp ...................................       153,225
    21,400    * Crown Cork & Seal Co, Inc .......................       149,586
     5,400    * Cytec Industries, Inc ...........................       139,860
       700      Deltic Timber Corp ..............................        17,955
       700    * Dionex Corp .....................................        19,047
       300    * Dominion Homes, Inc .............................         6,105
       400      Donnelly Corp ...................................        11,172
       700    * Drew Industries, Inc ............................        10,465
     1,900    * EMCOR Group, Inc ................................        98,781
     1,300    * Encore Wire Corp ................................        12,090
     2,100      Ferro Corp ......................................        49,980
     4,700    * Fleetwood Enterprises, Inc ......................        35,297
     2,200      Florida Rock Industries, Inc ....................        79,134
     2,200    * FMC Corp ........................................        63,822
     2,100    * Foamex International, Inc .......................        12,600

    SHARES                                                             VALUE
    ------                                                             -----
     3,800      H.B. Fuller Co ..................................   $   108,642
     1,800      Georgia Gulf Corp ...............................        47,628
     1,200      Gibraltar Steel Corp ............................        25,080
       100      Glatfelter ......................................         1,279
     5,900    * WR Grace & Co ...................................        12,213
     4,000      Granite Construction, Inc .......................        71,240
     5,100      Great Lakes Chemical Corp .......................       143,922
     1,800      Greif Brothers Corp (Class A) ...................        49,770
       900    * Imco Recycling, Inc .............................         5,958
       200    * Insituform Technologies, Inc (Class A) ..........         3,274
     4,400    * Integrated Electrical Services, Inc .............        19,140
     1,400    * International Specialty Products, Inc ...........        13,636
       800      Interpool, Inc ..................................        11,640
     5,800      Lennox International, Inc .......................        88,566
       600    * Liquidmetal Technologies ........................         4,494
     1,000    * Lone Star Technologies, Inc .....................        15,800
     6,900    * Longview Fibre Co ...............................        53,544
    14,200    * Louisiana-Pacific Corp ..........................       104,796
       600      LSI Industries, Inc .............................         6,204
     1,200    * Lydall, Inc .....................................        13,860
     1,600      M/I Schottenstein Homes, Inc ....................        56,176
     1,800      MacDermid, Inc ..................................        37,332
     8,500      Massey Energy Co ................................        66,045
     1,400    * Material Sciences Corp ..........................        17,892
     2,900    * Mattson Technology, Inc .........................         6,670
       400    * Maui Land & Pineapple Co ........................         7,540
     2,600      MDC Holdings, Inc ...............................       107,640
       400    * Mestek, Inc .....................................         7,564
     8,500      Millennium Chemicals, Inc .......................       103,190
     2,800      Minerals Technologies, Inc ......................       114,660
     1,500    * Mobile Mini, Inc ................................        23,325
     1,200    * Modtech Holdings, Inc ...........................        12,000
     3,800    * Mueller Industries, Inc .........................       102,220
     2,500    * NCI Building Systems, Inc .......................        46,500
     1,200      NL Industries, Inc ..............................        19,068
     1,200    * Nortek, Inc .....................................        52,860
       600    * Northwest Pipe Co ...............................        10,650
     2,300    * NS Group, Inc ...................................        16,445
     1,300      Octel Corp ......................................        27,950
     5,400    * Omnova Solutions, Inc ...........................        29,700
     3,500    * Oregon Steel Mills, Inc .........................        24,290
     1,400    * Osmonics, Inc ...................................        18,200
       600    * Palm Harbor Homes, Inc ..........................         8,022
       300      Penford Corp ....................................         4,155
     1,600      Penn Engineering & Manufacturing Corp ...........        20,224
     1,100      Penn Virginia Corp ..............................        36,894
    10,600      PolyOne Corp ....................................       104,621
     2,100      Pope & Talbot, Inc ..............................        27,678
     3,900      Potlatch Corp ...................................       117,663
     1,900      Quanex Corp .....................................        74,803
     3,200      Reliance Steel & Aluminum Co ....................        76,960
     1,300      Roanoke Electric Steel Corp .....................        15,288
     1,500      Rock-Tenn Co (Class A) ..........................        25,230
     2,800    * RTI International Metals, Inc ...................        31,920
     3,000      Ryerson Tull, Inc ...............................        22,530
       500      Schnitzer Steel Industries, Inc (Class A) .......         9,057
     4,000      Schulman (A.), Inc ..............................        83,880
     1,400    * Silgan Holdings, Inc ............................        40,768
       800      Skyline Corp ....................................        21,832
    14,100      Solutia, Inc ....................................        97,713
     1,900      Southern Peru Copper Corp .......................        25,251
     1,000      Spartech Corp ...................................        20,230
     4,400      Standard-Pacific Corp ...........................       120,912
     2,100    * Steel Dynamics, Inc .............................        30,870
     5,800    * Stillwater Mining Co ............................        37,352

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
BASIC INDUSTRIES--(CONTINUED)
       300    * Technical Olympic Usa, Inc ......................   $     4,875
     5,300    * Terra Industries, Inc ...........................        10,918
     2,900      Texas Industries, Inc ...........................        85,376
     3,300      Tredegar Corp ...................................        59,565
       200    * Trex Co, Inc ....................................         5,900
       200      Tremont Corp ....................................         6,620
     2,700    * U.S. Concrete, Inc ..............................        14,769
     1,800      Universal Forest Products, Inc ..................        34,002
     1,900    * URS Corp ........................................        32,946
    10,900      USEC, Inc .......................................        73,030
     5,000   b* USG Corp ........................................        25,450
     1,400    * Water Pik Technologies, Inc .....................        16,800
     2,300      Watsco, Inc .....................................        33,856
     4,600      Wausau-Mosinee Paper Corp .......................        47,012
     4,300      Wellman, Inc ....................................        65,360
       200      West Pharmaceutical Services, Inc ...............         4,728
       600    * William Lyon Homes, Inc .........................        13,884
     9,100      Worthington Industries, Inc .....................       166,075
                                                                    -----------
                TOTAL BASIC INDUSTRIES                                5,205,699
                                                                    -----------
CONSUMER CYCLICAL--11.02%
       200      Aaron Rents, Inc ................................         4,500
       400    * Acme Communication, Inc .........................         3,200
       300      Advanced Marketing Services, Inc ................         3,945
       800    * Aeropostale, Inc ................................        15,640
       100    * Aftermarket Technology Corp .....................         1,699
       700    * Alliance Gaming Corp ............................        11,207
     3,800    * AMC Entertainment, Inc ..........................        31,882
     1,400    * Amerco ..........................................        16,016
       200    * Ameristar Casinos, Inc ..........................         4,428
     1,200      Angelica Corp ...................................        22,320
     4,400    * AnnTaylor Stores Corp ...........................       113,300
       300      Apogee Enterprises, Inc .........................         3,384
     1,200      Arctic Cat, Inc .................................        17,136
       700    * Argosy Gaming Co ................................        18,095
     4,600    * Aztar Corp ......................................        60,214
     3,700    * Bally Total Fitness Holding Corp ................        39,590
     1,400      Bandag, Inc .....................................        49,952
     1,100      Barnes Group, Inc ...............................        21,901
     1,400      Bassett Furniture Industries, Inc ...............        20,986
     1,100      Blair Corp ......................................        22,110
     4,300      Bob Evans Farms, Inc ............................       101,136
     3,900    * Boca Resorts, Inc (Class A) .....................        42,237
     4,500      Bowne & Co, Inc .................................        49,680
     2,900    * Boyd Gaming Corp ................................        51,620
     1,100    * Brookstone, Inc .................................        13,541
     2,400      Brown Shoe Co, Inc ..............................        49,656
       900    * Buckle, Inc .....................................        18,261
     2,400      Burlington Coat Factory Warehouse Corp ..........        48,240
     1,100      Bush Industries, Inc (Class A) ..................         8,547
       300    * Carmike Cinemas, Inc ............................         5,100
     1,300    * Cascade Corp ....................................        18,837
     2,000    * Central Garden & Pet Co .........................        32,440
     1,500    * Championship Auto Racing Teams, Inc .............         7,035
    16,100    * Charming Shoppes, Inc ...........................       117,369
       200    * Checkers Drive-In Restaurant ....................         1,638
       500    * Cherokee, Inc ...................................         8,790
     3,000    * Choice Hotels International, Inc ................        72,000
       800      Churchill Downs, Inc ............................        29,000
     5,900    * CKE Restaurants, Inc ............................        29,441
     4,600      Claire's Stores, Inc ............................       107,042
     2,000      Coachmen Industries, Inc ........................        33,880
       500    * Coldwater Creek, Inc ............................         7,480
     1,200    * Cole National Corp ..............................        17,988
       300      CPI Corp ........................................         4,245

    SHARES                                                             VALUE
    ------                                                             -----
     3,400    * Crown Media Holdings, Inc (Class A) .............   $    15,368
       400    * CSS Industries, Inc .............................        14,712
       800    * Culp, Inc .......................................         7,208
     1,500    * Dave & Buster's, Inc ............................        19,590
     1,500    * Department 56, Inc ..............................        17,190
     1,600    * DHB Industries, Inc .............................         3,680
     3,300    * Dollar Thrifty Automotive Group, Inc ............        58,377
       700      Dover Downs Gaming & Entertainment, Inc .........         6,209
     2,100      Dover Motorsport, Inc ...........................        10,290
     3,200    * Dress Barn, Inc .................................        36,416
     2,000    * Dura Automotive Systems, Inc ....................        27,780
       400    * Elizabeth Arden, Inc ............................         3,840
     5,500      Equity Inns, Inc ................................        35,310
       500    * EUniverse, Inc ..................................         1,820
     2,600    * Finish Line, Inc (Class A) ......................        24,960
       700    * Fisher Communications, Inc ......................        34,755
     2,700    * Footstar, Inc ...................................        28,620
     2,200      Friedman's, Inc (Class A) .......................        18,810
     1,700      G & K Services, Inc (Class A) ...................        58,599
     3,000    * Gaylord Entertainment Co ........................        66,330
     4,200      GenCorp, Inc ....................................        46,116
       500    * Genesco, Inc ....................................         7,250
     2,200    * Goody's Family Clothing, Inc ....................        12,870
     1,100      Gray Television, Inc (Class A) ..................        14,586
       600    * Group 1 Automotive, Inc .........................        17,460
     1,000    * Guess?, Inc .....................................         5,110
     1,100      Hancock Fabrics, Inc ............................        16,929
     3,400    * Handleman Co ....................................        36,992
     5,000    * Harris Interactive, Inc .........................        12,450
     1,200      Haverty Furniture Cos, Inc ......................        16,164
     2,100      Hollinger International, Inc ....................        21,252
       700    * Hollywood Casino Corp (Class A) .................         8,540
     3,200    * Hollywood Entertainment Corp ....................        46,176
       300    * IHOP Corp .......................................         7,395
     1,500    * IMPCO Technologies, Inc .........................         7,830
     5,200    * Insight Communications Co, Inc ..................        49,395
     2,900      Intermet Corp ...................................        18,995
       800    * Intertan, Inc ...................................         5,776
       700    * Isle Of Capri Casinos, Inc ......................        12,110
     2,700    * Jack In The Box, Inc ............................        64,098
     2,900    * Jakks Pacific, Inc ..............................        32,973
     1,800    * Jo-Ann Stores, Inc (Class A) ....................        59,580
       500    * Johnson Outdoors, Inc (Class A) .................         5,861
     3,700    * Journal Register Co .............................        72,298
    66,900   b* Kmart Corp ......................................        40,809
       700      K-Swiss, Inc (Class A) ..........................        13,215
     2,400    * K2, Inc .........................................        20,592
     3,400      Kellwood Co .....................................        85,034
       400    * Kenneth Cole Productions, Inc (Class A) .........         9,160
     1,100    * Keystone Automotive Industries, Inc .............        15,598
     4,600      Kimball International, Inc (Class B) ............        68,356
     1,100    * Kirby Corp ......................................        25,575
     3,000      Landry's Restaurants, Inc .......................        64,950
     2,300      LaSalle Hotel Properties ........................        28,635
       700    * Liberty Livewire Corp (Class A) .................         1,456
       300    * Linens `n Things, Inc ...........................         6,594
     1,000    * Lodgenet Entertainment Corp .....................         9,270
     2,300      Lone Star Steakhouse & Saloon, Inc ..............        43,332
     3,000    * Luby's, Inc .....................................        16,050
     1,200    * Steven Madden Ltd ...............................        20,400
     2,600      Marcus Corp .....................................        37,830
     1,800    * Maxwell Shoe Co, Inc (Class A) ..................        21,798
       100    * Medis Technologies Ltd ..........................           499
     2,800    * Men's Wearhouse, Inc ............................        47,908
       800    * Midas, Inc ......................................         5,520

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
CONSUMER CYCLICAL--(CONTINUED)
     3,800      Modine Manufacturing Co .........................   $    80,218
     1,000    * Monaco Coach Corp ...............................        20,230
       700    * Monro Muffler Brake, Inc ........................        12,887
       500    * Mossimo, Inc ....................................         2,775
       200    * MTR Gaming Group, Inc ...........................         1,698
     2,500      Myers Industries, Inc ...........................        31,650
       600      National Presto Industries, Inc .................        17,862
     3,400    * Nautica Enterprises, Inc ........................        40,970
     1,100    * Netratings, Inc .................................         6,050
       200    * O'Charley's, Inc ................................         3,800
       800      Oshkosh Truck Corp ..............................        47,360
       800      Oxford Industries, Inc ..........................        15,840
       200    * Papa John's International, Inc ..................         5,652
     2,200    * Payless Shoesource, Inc .........................       128,172
     1,000    * Penton Media, Inc ...............................           270
     3,100      Phillips-Van Heusen Corp ........................        41,695
     3,300    * Pinnacle Entertainment, Inc .....................        27,720
       400    * PLATO Learning, Inc .............................         2,620
       500    * Pricesmart, Inc .................................        12,135
     6,100    * Prime Hospitality Corp ..........................        56,669
     5,600    * Primedia, Inc ...................................         8,064
     1,200      Pulitzer, Inc ...................................        55,680
     1,600    * Quaker Fabric Corp ..............................        12,624
       800    * Quiksilver, Inc .................................        19,400
       100    * Rare Hospitality International, Inc .............         2,369
     5,600    * Raytech Corp ....................................        36,904
     1,700    * Regent Communications, Inc ......................         8,602
     1,700      Regis Corp ......................................        47,156
     1,100    * Rex Stores Corp .................................        11,924
     3,300      Russell Corp ....................................        51,711
       900    * Salton, Inc .....................................         7,659
       600    * Shoe Carnival, Inc ..............................         9,600
     3,900    * ShopKo Stores, Inc ..............................        59,514
     4,200    * Sinclair Broadcast Group, Inc (Class A) .........        54,978
     9,300    * Sirius Satellite Radio, Inc .....................        14,322
     2,300      Smith (A.O.) Corp ...............................        67,850
       100    * Speedway Motorsports, Inc .......................         2,398
     1,500    * Stage Stores, Inc ...............................        35,475
       900      Standard Motor Products, Inc ....................        10,926
       100    * Stanley Furniture Co, Inc .......................         2,010
     2,000    * Station Casinos, Inc ............................        28,300
     1,200    * Stein Mart, Inc .................................         9,240
     1,700    * Stoneridge, Inc .................................        28,458
     5,400      Stride Rite Corp ................................        43,200
       300      Sturm Ruger & Co, Inc ...........................         4,017
     1,200      Superior Industries International, Inc ..........        57,384
       800    * Sylvan Learning Systems, Inc ....................        10,640
     2,300    * TBC Corp ........................................        25,139
     5,100    * Tenneco Automotive, Inc .........................        28,866
     2,100    * The Sports Authority, Inc .......................        12,390
     2,100    * The Steak n Shake Co ............................        27,426
     1,100    * Thomas Nelson, Inc ..............................        10,989
       400    * Topps Co, Inc ...................................         3,480
     8,300    * Tower Automotive, Inc ...........................        66,400
       100    * Tropical Sportswear International Corp ..........         1,688
     6,800    * Unifi, Inc ......................................        50,524
     1,100    * Vail Resorts, Inc ...............................        17,545
     2,500    * Vans, Inc .......................................        17,375
       800    * Vastera, Inc ....................................         3,111
     3,100    * Wabash National Corp ............................        16,275
     1,400    * West Marine, Inc ................................        17,780
     2,900    * Westpoint Stevens, Inc ..........................         3,451
       300    * Wet Seal, Inc (Class A) .........................         3,756
     1,900    * Wilsons The Leather Experts, Inc ................        14,611

    SHARES                                                             VALUE
    ------                                                             -----
     2,800    * WMS Industries, Inc .............................   $    43,120
     5,600      Wolverine World Wide, Inc .......................        93,352
       700      Woodward Governor Co ............................        34,195
     7,300    * XM Satellite Radio Holdings, Inc ................        38,617
     1,200    * Young Broadcasting, Inc (Class A) ...............        13,188
     2,600    * Zomax, Inc ......................................        10,920
                                                                    -----------
                TOTAL CONSUMER CYCLICAL                               4,838,235
                                                                    -----------
CONSUMER NON-CYCLICAL--5.68%
     1,400    * 7-Eleven, Inc ...................................        12,670
       500    * American Italian Pasta Co (Class A) .............        19,000
     2,200    * Applica, Inc ....................................        10,890
     1,000    * Asbury Automotive Group, Inc ....................        11,380
     3,200    * Aurora Foods, Inc ...............................         4,256
     2,600      Blyth, Inc ......................................        72,670
     4,400    * The Bombay Co, Inc ..............................        12,188
     5,300      Casey's General Stores, Inc .....................        66,250
     4,600      Corn Products International, Inc ................       131,330
       300      Deb Shops, Inc ..................................         8,316
     1,600    * Del Monte Foods Co ..............................        14,704
     2,300      Delta & Pine Land Co ............................        43,332
     5,600      DIMON, Inc ......................................        35,728
     3,500    * Drugstore.Com, Inc ..............................         6,720
       600    * Duane Reade, Inc ................................         9,894
       100      Farmer Brothers Co ..............................        32,200
       700    * Finlay Enterprises, Inc .........................        12,530
       800      Fleming Cos, Inc ................................         4,560
     2,800    * Flowers Foods, Inc ..............................        60,732
       100    * Galyans Trading Co, Inc .........................         1,088
       100    * Gart Sports Co ..................................         2,058
     2,300    * Great Atlantic & Pacific Tea Co, Inc ............        23,046
     3,200    * Hain Celestial Group, Inc .......................        52,608
     3,300      Hughes Supply, Inc ..............................       102,003
     1,400      Ingles Markets, Inc (Class A) ...................        16,309
     5,900      Interface, Inc (Class A) ........................        29,500
     2,000    * International Multifoods Corp ...................        41,560
     3,300      Interstate Bakeries Corp ........................        75,075
       400    * J & J Snack Foods Corp ..........................        16,104
     3,500      JM Smucker Co ...................................       134,260
     1,500    * Lithia Motors, Inc (Class A) ....................        29,850
     4,200      Longs Drug Stores Corp ..........................       105,000
     1,000    * MarineMax, Inc ..................................        11,200
     1,200      Movado Group, Inc ...............................        20,628
       200      Nash Finch Co ...................................         3,290
       100    * National Beverage Corp ..........................         1,365
     1,400      Nature's Sunshine Products, Inc .................        15,344
       300    * Netflix, Inc ....................................         3,690
     4,300      Nu Skin Enterprises, Inc (Class A) ..............        55,900
    15,500    * OfficeMax, Inc ..................................        75,175
     1,000      Oneida Ltd ......................................        15,400
       200    * Overstock.com, Inc ..............................         1,210
     3,800    * Pathmark Stores, Inc ............................        42,940
       800    * PC Connection, Inc ..............................         4,727
     1,400    * Penn Traffic Co .................................        10,710
     6,500      Pep Boys-Manny Moe & Jack .......................        93,470
     2,100      Pilgrim's Pride Corp (Class B) ..................        18,837
     3,700    * Playtex Products, Inc ...........................        36,815
     4,100    * Ralcorp Holdings, Inc ...........................        94,628
     1,100    * Revlon, Inc (Class A) ...........................         4,158
     1,300    * Robert Mondavi Corp (Class A) ...................        44,187
     4,200      Ruddick Corp ....................................        74,802
     1,100      Russ Berrie & Co, Inc ...........................        36,894
     1,900    * Seminis, Inc (Class A) ..........................         5,700
     4,700      Sensient Technologies Corp ......................       107,301
       100    * Sharper Image Corp ..............................         2,065
     2,200    * Shop At Home, Inc ...............................         4,708

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
CONSUMER NON-CYCLICAL--(CONTINUED)
       100    * Skechers U.S.A., Inc (Class A) ..................   $     1,033
     1,600    * Smart & Final, Inc ..............................         8,400
     4,700    * Stamps.com, Inc .................................        20,539
     1,500      Standard Commercial Corp ........................        29,340
       600    * Steinway Musical Instruments, Inc ...............        10,020
       800      Stepan Co .......................................        21,840
       500      Tasty Baking Co .................................         7,545
     1,800      Thomas Industries, Inc ..........................        48,600
     1,200    * Tractor Supply Co ...............................        40,116
     2,300    * Trans World Entertainment Corp ..................        11,661
     1,800    * Triarc Cos, Inc .................................        43,740
     3,100      Tupperware Corp .................................        55,397
     2,400    * Tweeter Home Entertainment Group, Inc ...........        19,632
     2,300    * United Auto Group, Inc ..........................        37,030
     3,000      Universal Corp ..................................       115,200
     1,300      Weis Markets, Inc ...............................        43,277
                                                                    -----------
                TOTAL CONSUMER NON-CYCLICAL                           2,496,325
                                                                    -----------
ENERGY--2.75%
     2,100    * 3TEC Energy Corp ................................        31,290
     4,500    * Tom Brown, Inc ..................................       108,630
     3,800      Cabot Oil & Gas Corp (Class A) ..................        83,980
     1,400    * Chesapeake Energy Corp ..........................         8,708
     3,000    * Comstock Resources, Inc .........................        18,600
     3,200    * Denbury Resources, Inc ..........................        32,288
       100    * Dril-Quip, Inc ..................................         1,820
     1,200    * Encore Acquisition Co ...........................        21,000
     2,600    * Energy Partners Ltd .............................        20,670
     1,100    * Global Industries Ltd ...........................         4,983
       700    * Gulf Island Fabrication, Inc ....................         8,176
     5,800    * Hanover Compressor Co ...........................        63,104
     2,300    * Harvest Natural Resources, Inc ..................         9,131
     1,300      Holly Corp ......................................        22,750
     1,000    * Horizon Offshore, Inc ...........................         5,090
       400    * Houston Exploration Co ..........................        12,200
     6,100    * Input/Output, Inc ...............................        41,602
       800    * Key Energy Services, Inc ........................         6,360
       100    * Key Production Co, Inc ..........................         1,701
       800      Lufkin Industries, Inc ..........................        22,167
     4,300    * Meridian Resource Corp ..........................        10,707
     2,200    * Nuevo Energy Co .................................        24,728
     1,000    * Oceaneering International, Inc ..................        24,800
    10,600    * Parker Drilling Co ..............................        25,228
       300    * Petroleum Helicopters (Vote) ....................         8,805
       500    * Pure Resources, Inc .............................        11,500
     6,900    * Range Resources Corp ............................        32,775
       700    * Remington Oil & Gas Corp ........................        10,157
     2,400    * Seacor Smit, Inc ................................        93,600
       200    * Spinnaker Exploration Co ........................         6,010
     3,600      St. Mary Land & Exploration Co ..................        84,600
     1,600    * Stone Energy Corp ...............................        53,120
     3,100    * Swift Energy Co .................................        38,037
     8,700    * Tesoro Petroleum Corp ...........................        28,449
     1,900    * Transmontaigne, Inc .............................         9,690
     3,000    * Trico Marine Services, Inc ......................         9,660
     2,300    * Universal Compression Holdings, Inc .............        46,460
     4,200    * Veritas DGC, Inc ................................        49,308
     5,600      Vintage Petroleum, Inc ..........................        58,128
     2,200    * Westport Resources Corp .........................        40,062
       900      World Fuel Services Corp ........................        16,830
                                                                    -----------
                TOTAL ENERGY                                          1,206,904
                                                                    -----------
FINANCIAL SERVICES--29.31%
     1,300      ABC Bancorp .....................................        17,407
     1,800      Acadia Realty Trust .............................        13,500
     3,100      Advanta Corp (Class A) ..........................        29,295

    SHARES                                                             VALUE
    ------                                                             -----
     1,100      Alabama National Bancorp ........................   $    48,895
     2,300      Alfa Corp .......................................        29,621
     1,400      Allegiant Bancorp, Inc ..........................        22,890
     3,300      Amcore Financial, Inc ...........................        75,900
       500      American National Bankshares, Inc ...............        13,300
     3,800      American Capital Strategies Ltd .................        72,884
     3,100      American Financial Holdings, Inc ................        95,945
     1,300    * American Physicians Capital, Inc ................        23,205
     1,900      AMLI Residential Properties Trust ...............        41,990
     6,200      Anthracite Capital, Inc .........................        76,570
     3,100      Anworth Mortgage Asset Corp .....................        41,788
     3,600      Apex Mortgage Capital, Inc ......................        47,124
     2,900      Argonaut Group, Inc .............................        46,516
     2,200      Associated Estates Realty Corp ..................        18,216
       800      Baldwin & Lyons, Inc (Class B) ..................        16,680
     1,800    * Banc Corp .......................................        14,220
       500      Bancfirst Corp ..................................        24,000
     1,500      Bank Mutual Corp ................................        32,055
     1,600      Bank Of Granite Corp ............................        30,080
       300      Bank Of The Ozarks, Inc .........................         7,683
     5,600      BankAtlantic Bancorp, Inc (Class A) .............        53,760
     2,900    * Bankunited Financial Corp (Class A) .............        44,051
     1,400      Banner Corp .....................................        28,420
     8,500    * Bay View Capital Corp ...........................        48,280
     1,700    * Beazer Homes U.S.A., Inc ........................       121,550
     2,000      Bedford Property Investors, Inc .................        51,200
       800      Berkshire Hills Bancorp, Inc ....................        19,992
       700    * BKF Capital Group, Inc ..........................        15,610
       200      Boston Private Financial Holdings, Inc ..........         4,436
       500      Bostonfed Bancorp, Inc ..........................        15,200
     2,400      Boykin Lodging Co ...............................        22,512
     3,600      Brandywine Realty Trust .........................        80,532
     1,100      BSB Bancorp, Inc ................................        22,990
       500      California First National Bancorp ...............         6,810
       900      Camden National Corp ............................        22,050
     2,900      Capital Automotive REIT .........................        72,500
       900      Capital City Bank Group, Inc ....................        32,085
       100      Capitol Bancorp Ltd .............................         2,096
     1,300      Capstead Mortgage Corp ..........................        27,625
       600      Cascade Bancorp .................................         8,400
     3,000      Cash America International, Inc .................        23,820
       400      CB Bancshares, Inc ..............................        15,184
     2,600      CBL & Associates Properties, Inc ................       102,310
     1,000      CCBT Financial Cos, Inc .........................        26,010
       400    * CCC Information Services Group, Inc .............         5,316
     2,500      Centennial Bancorp ..............................        22,300
     1,400      Center Trust, Inc ...............................         8,120
       200      Century Bancorp, Inc (Class A) ..................         5,360
     2,600    * Ceres Group, Inc ................................         5,772
     1,600      CFS Bancorp, Inc ................................        22,478
       400      Charter Financial Corp ..........................        11,936
     5,600      Charter Municipal Mortgage Acceptance Co ........       100,184
     2,900      Chemical Financial Corp .........................        83,897
     1,200      Citizens First Bancorp, Inc .....................        23,520
       300      City Bank .......................................         8,817
       900      City Holding Co .................................        22,968
     1,300    * Clark/Bardes, Inc ...............................        22,490
     2,100      CNA Surety Corp .................................        27,426
       500      Coastal Bancorp, Inc ............................        14,915
     2,000      Colonial Properties Trust .......................        72,100
     1,800    * Columbia Banking System, Inc ....................        20,754
     3,300      Commerce Group, Inc .............................       124,542
     6,100      Commercial Federal Corp .........................       142,496
     5,000      Commercial Net Lease Realty, Inc ................        80,250
       900      Commonwealth Bancorp, Inc .......................        26,676

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--(CONTINUED)
     1,500      Community Bank System, Inc ......................   $    44,715
       400      Community Banks, Inc ............................        10,676
     3,200      Community First Bankshares, Inc .................        86,240
     1,500      Community Trust Bancorp, Inc ....................        41,070
     1,800    * CompuCredit Corp ................................         9,306
     1,500      Connecticut Bancshares, Inc .....................        55,875
     6,500      Cornerstone Realty Income Trust, Inc ............        62,335
     2,300      Corporate Office Properties Trust ...............        31,970
     1,000      Correctional Properties Trust ...................        21,500
     3,800    * Corrections Corp Of America .....................        60,420
     1,200      Corus Bankshares, Inc ...........................        51,924
       100      CPB, Inc ........................................         4,488
       500    * Credit Acceptance Corp ..........................         4,825
     1,200    * CSK Auto Corp ...................................        15,612
     1,800      Delphi Financial Group, Inc (Class A) ...........        69,984
     1,300      East West Bancorp, Inc ..........................        42,497
     2,000      Eastgroup Properties, Inc .......................        52,500
     1,900    * Electro Rent Corp ...............................        21,090
       300      EMC Insurance Group, Inc ........................         4,464
     2,300      Entertainment Properties Trust ..................        51,727
       800      Equity One, Inc .................................        10,984
     1,200      F & M Bancorp ...................................        38,400
       800      Farmers Capital Bank Corp .......................        27,680
     1,500      FBL Financial Group, Inc (Class A) ..............        27,270
     2,700      FBR Asset Investment Corp .......................        93,150
     6,000      FelCor Lodging Trust, Inc .......................        86,400
     2,100      Fidelity Bankshares, Inc ........................        42,672
     1,100      Financial Industries Corp .......................        16,885
     1,000      First Bancorp North Carolina ....................        25,000
       100    * First Banks America, Inc ........................         4,030
     4,200      First Charter Corp ..............................        72,114
       800      First Citizens Bancshares, Inc (Class A) ........        84,072
     7,900      First Commonwealth Financial Corp ...............        99,856
       600      First Community Bancshares ......................        18,180
       700      First Defiance Financial Corp ...................        12,873
       800      First Essex Bancorp, Inc ........................        26,399
     2,200      First Federal Capital Corp ......................        42,350
     4,600      First Financial Bancorp .........................        82,156
     1,000      First Financial Bankshares, Inc .................        37,990
       900      First Financial Corp (Indiana) ..................        45,486
     1,500      First Financial Holdings, Inc ...................        44,040
     1,600      First Indiana Corp ..............................        29,600
     2,000      First Merchants Corp ............................        55,140
       400      First National Corp .............................        11,600
       400      First Oak Brook Bancshares, Inc .................        12,756
       300      First Of Long Island Corp .......................        10,185
     1,700      First Place Financial Corp ......................        29,750
     1,200    * First Republic Bank .............................        26,448
     3,100      First Sentinel Bancorp, Inc .....................        42,997
     2,000      1st Source Corp .................................        33,800
     1,000      Firstfed America Bancorp, Inc ...................        24,000
     2,300    * FirstFed Financial Corp .........................        59,340
     1,700      Flagstar Bancorp, Inc ...........................        35,173
     1,200      Flushing Financial Corp .........................        20,916
       700      FNB Corp (Virginia) .............................        22,260
     1,200    * FPIC Insurance Group, Inc .......................        10,848
     7,900      Fremont General Corp ............................        40,132
       300    * Friedman, Billings, Ramsey Group, Inc ...........         2,970
     3,000      Gables Residential Trust ........................        86,010
     7,700    * Gartner, Inc (Class A) ..........................        73,073
     1,100      GBC Bancorp .....................................        22,605
     1,300      German American Bancorp .........................        23,517
       600      Glacier Bancorp, Inc ............................        13,800
       800      Gladstone Capital Corp ..........................        13,640

    SHARES                                                             VALUE
    ------                                                             -----
     2,200      Glenborough Realty Trust, Inc ...................   $    45,188
       800      Glimcher Realty Trust ...........................        15,200
     3,800      Gold Banc Corp, Inc .............................        37,810
       400      Granite State Bankshares, Inc ...................        13,600
     1,000      Great American Financial Resources, Inc .........        15,950
     1,800      Great Lakes REIT, Inc ...........................        31,500
     1,800      Hancock Holding Co ..............................        87,264
     2,300      Harbor Florida Bancshares, Inc ..................        51,520
     4,000      Harleysville Group, Inc .........................        93,520
       800    * Hawthorne Financial Corp ........................        20,784
     5,300      Health Care REIT, Inc ...........................       148,400
     5,700      Healthcare Realty Trust, Inc ....................       180,120
     2,500      Heritage Property Investment Trust ..............        61,800
     3,500      Home Properties Of New York, Inc ................       119,875
    10,400    * Homestore, Inc ..................................         4,160
     4,800      Horace Mann Educators Corp ......................        77,136
    17,300      HRPT Properties Trust ...........................       143,763
     2,100      Hudson River Bancorp, Inc .......................        55,062
       800      IBERIABANK Corp .................................        31,704
     5,800      IMPAC Mortgage Holdings, Inc ....................        70,992
       400      Independence Holding Co .........................         7,400
     1,000      Independent Bank Corp (Michigan) ................        33,400
     3,400      Innkeepers U.S.A. Trust .........................        29,002
     2,600    * Insignia Financial Group, Inc ...................        21,320
     1,300    * Insurance Auto Auctions, Inc ....................        23,400
     2,100      Integra Bank Corp ...............................        43,596
     2,700      Investors Real Estate Trust .....................        27,621
     4,600      IRT Property Co .................................        56,304
     2,000      Irwin Financial Corp ............................        34,580
       600    * Itla Capital Corp ...............................        17,999
     4,700      JDN Realty Corp .................................        59,878
       400      Jefferies Group, Inc ............................        17,440
     3,500    * Jones Lang LaSalle, Inc .........................        75,250
       500      Kansas City Life Insurance Co ...................        19,520
     2,000      Keystone Property Trust .........................        33,480
     3,300      Kilroy Realty Corp ..............................        80,520
    10,300    * Knight Trading Group, Inc .......................        43,775
     2,600      Koger Equity, Inc ...............................        46,020
     2,500      Kramont Realty Trust ............................        38,250
    18,500    * La Quinta Corp ..................................        96,755
       200      Lakeland Financial Corp .........................         4,950
     2,500      Landamerica Financial Group, Inc ................        87,875
       500    * LendingTree, Inc ................................         7,995
     3,200      Lexington Corporate Properties Trust ............        52,480
     2,300      Liberty Corp ....................................        87,262
     3,100      LNR Property Corp ...............................       107,632
     2,400    * Local Financial Corp ............................        35,256
     1,000      LSB Bancshares, Inc .............................        16,950
     1,900      LTC Properties, Inc .............................        13,338
       900      Macatawa Bank Corp ..............................        17,550
     1,700      MAF Bancorp, Inc ................................        58,310
       800      MainSource Financial Group, Inc .................        19,624
       500      MASSBANK Corp ...................................        15,725
     1,400      MB Financial, Inc ...............................        48,468
     2,000      MCG Capital Corp ................................        31,740
       900      Medford Bancorp, Inc ............................        31,428
       100    * MEEMIC Holdings, Inc ............................         2,898
       200      Merchants Bancshares, Inc .......................         5,000
     5,500      Meristar Hospitality Corp .......................        58,300
       800    * Meritage Corp ...................................        31,648
     4,100      Metris Cos, Inc .................................        14,391
     4,600      MFA Mortgage Investments, Inc ...................        44,574
       300      Mid Atlantic Realty Trust .......................         4,650
     1,900      Mid-America Apartment Communities, Inc ..........        48,640
     2,900      Mid-State Bancshares ............................        51,620

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--(CONTINUED)
     1,100      Midland Co ......................................   $    22,473
     1,300      Mission West Properties, Inc ....................        15,587
       100      NASB Financial, Inc .............................         2,075
     3,100      National Health Investors, Inc ..................        47,182
       800      National Health Realty, Inc .....................        13,104
       300    * National Western Life Insurance Co (Class A) ....        30,900
     5,900      Nationwide Health Properties, Inc ...............       102,365
       500    * Navigators Group, Inc ...........................        11,525
       799      NBC Capital Corp ................................        20,894
     2,000      NBT Bancorp, Inc ................................        36,480
     4,500    * NetBank, Inc ....................................        52,065
       300      New Century Financial Corp ......................         9,363
     1,400      Novastar Financial, Inc .........................        41,300
       200    * NYMAGIC, Inc ....................................         2,952
       700      OceanFirst Financial Corp .......................        16,380
     5,100    * Ocwen Financial Corp ............................        16,167
     2,300      Odyssey Re Holdings Corp ........................        39,330
     6,900    * Ohio Casualty Corp ..............................       118,128
       700      Old Second Bancorp, Inc .........................        25,774
     1,100      Omega Financial Corp ............................        36,828
       300      Pacific Northwest Bancorp .......................         8,958
       500    * Pacific Union Bank ..............................         6,120
     4,500      Pan Pacific Retail Properties, Inc ..............       152,550
       600      Parkvale Financial Corp .........................        14,820
     1,100      Parkway Properties, Inc .........................        39,743
       700      Partners Trust Financial Group, Inc .............         9,772
       700      Pennfed Financial Services, Inc .................        18,900
       600      Peoples Bancorp, Inc ............................        17,130
       800      Peoples Holding Co ..............................        32,800
     1,500      PFF Bancorp, Inc ................................        44,850
     2,300    * Philadelphia Consolidated Holding Corp ..........        83,375
       900    * Pico Holdings, Inc ..............................        11,610
     3,600      PMA Capital Corp (Class A) ......................        56,880
       600      Port Financial Corp .............................        22,836
     4,500      Post Properties, Inc ............................       130,455
     4,200      Prentiss Properties Trust .......................       124,446
     2,800      Presidential Life Corp ..........................        44,828
     2,500    * Price Legacy Corp ...............................         7,250
     2,900    * ProAssurance Corp ...............................        48,140
       800      Prosperity Bancshares, Inc ......................        14,360
       100      Provident Bancorp, Inc ..........................         2,915
     3,000      Provident Bankshares Corp .......................        67,080
     1,300      PS Business Parks, Inc ..........................        45,045
       700    * Quaker City Bancorp, Inc ........................        23,905
       800      R & G Financial Corp (Class B) ..................        17,552
     2,100      RAIT Investment Trust ...........................        48,615
     1,200      Ramco-Gershenson Properties .....................        23,652
     4,500      Realty Income Corp ..............................       153,225
     1,500      Redwood Trust, Inc ..............................        44,340
     5,000      Republic Bancorp, Inc ...........................        65,250
       900      Republic Bancorp, Inc (Kentucky) (Class A) ......        10,602
       700    * Republic Bancshares, Inc ........................        14,063
     2,000      Resource America, Inc (Class A) .................        16,300
     3,900      RFS Hotel Investors, Inc ........................        45,045
     1,900      Riggs National Corp .............................        27,455
       900      RLI Corp ........................................        50,733
       400      Royal Bancshares Of Pennsylvania (Class A) ......         7,540
       300      S & T Bancorp, Inc ..............................         7,710
     1,000      Sandy Spring Bancorp, Inc .......................        33,300
     1,100      Santander Bancorp ...............................        17,633
     1,100      Saul Centers, Inc ...............................        25,564
     3,500    * Saxon Capital, Inc ..............................        46,375
     1,100      Seacoast Banking Corp Of Florida ................        21,725
     3,100      Seacoast Financial Services Corp ................        66,898

    SHARES                                                             VALUE
    ------                                                             -----
       900      Second Bancorp, Inc .............................   $    24,507
     3,500      Selective Insurance Group, Inc ..................        87,150
     6,100      Senior Housing Properties Trust .................        76,860
     1,000      Simmons First National Corp (Class A) ...........        37,980
     1,200      Sizeler Property Investors ......................        12,456
     3,600      SL Green Realty Corp ............................       117,108
    10,000    * SoundView Technology Group, Inc .................        14,400
     5,500      South Financial Group, Inc ......................       116,435
       700      Southwest Bancorp, Inc ..........................        18,620
     1,700    * Southwest Bancorp Of Texas, Inc .................        63,835
     1,700      Sovran Self Storage, Inc ........................        52,241
     1,000      St. Francis Capital Corp ........................        22,418
     1,700      State Auto Financial Corp .......................        25,670
       800      State Bancorp, Inc ..............................        13,856
       500      Staten Island Bancorp, Inc ......................         9,080
       800      Sterling Bancorp ................................        22,576
     2,600      Sterling Bancshares, Inc ........................        36,868
       600      Sterling Financial Corp (Pennsylvania) ..........        15,048
     1,600    * Sterling Financial Corp/Spokane .................        30,400
     2,300    * Stewart Information Services Corp ...............        45,310
       500      Summit Bancshares, Inc ..........................        11,350
     3,000      Summit Properties, Inc ..........................        61,650
       600      Sun Bancorp, Inc ................................        13,770
       800      Sun Communities, Inc ............................        29,592
       900    * Sun Bancorp, Inc ................................        12,150
       900      Superior Financial Corp .........................        17,100
     4,700      Susquehanna Bancshares, Inc .....................       106,972
     1,900      SWS Group, Inc ..................................        24,833
       300    * Syntroleum Corp .................................           519
     3,900      Taubman Centers, Inc ............................        56,550
     1,800      Texas Regional Bancshares, Inc (Class A) ........        65,250
     6,000      Thornburg Mortgage, Inc .........................       117,420
     1,100      Three Rivers Bancorp, Inc .......................        18,480
       200      Tompkins Trustco, Inc ...........................         9,610
     4,000    * Trammell Crow Co ................................        41,360
       400    * Transcontinental Realty Investors, Inc ..........         6,672
       700    * Triad Guaranty, Inc .............................        28,350
       300      Trico Bancshares ................................         7,599
     1,100      Troy Financial Corp .............................        30,547
     1,900      Trust Co Of New Jersey ..........................        47,443
     2,700      U.S. Restaurant Properties, Inc .................        39,825
       800      U.S.B. Holding Co, Inc ..........................        13,536
     5,200    * UICI ............................................        91,520
     2,300      UMB Financial Corp ..............................        93,035
     1,400    * Union Acceptance Corp (Class A) .................         5,810
     1,000      Union Bankshares Corp ...........................        23,230
     4,200      United Community Financial Corp .................        37,296
     1,000      United Fire & Casualty Co .......................        36,270
       400      United National Bancorp .........................         8,640
     3,100    * Universal American Financial Corp ...............        19,158
     1,300      Universal Health Realty Income Trust ............        35,308
     3,000      Unizan Financial Corp ...........................        59,520
     2,400      Urstadt Biddle Properties, Inc (Class A) ........        27,432
     4,600      Vesta Insurance Group, Inc ......................        13,248
     1,200    * VIB Corp ........................................        17,940
       100      Virginia Financial Group, Inc ...................         3,010
     3,200      W Holding Co, Inc ...............................        56,416
       500      Warwick Community Bancorp .......................        12,800
     5,100      Waypoint Financial Corp .........................        90,010
       700    * Wellsford Real Properties, Inc ..................        12,530
     2,900      Wesbanco, Inc ...................................        72,442
     2,100      West Coast Bancorp ..............................        33,260
     1,100      Westcorp ........................................        22,297
       700      Westfield Financial, Inc ........................        10,850
       200    * WFS Financial, Inc ..............................         4,330

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--(CONTINUED)
       700      Willow Grove Bancorp, Inc .......................   $     8,400
     2,300      Winston Hotels, Inc .............................        18,262
       300      Wintrust Financial Corp .........................         9,627
     1,300    * World Acceptance Corp ...........................        10,608
       200      WSFS Financial Corp .............................         5,298
    20,100    * Wyndham International, Inc (Class A) ............        10,653
       800      Yardville National Bancorp ......................        14,080
       900      Zenith National Insurance Corp ..................        23,688
                                                                    -----------
                TOTAL FINANCIAL SERVICES                             12,874,012
                                                                    -----------
HEALTH CARE--7.09%
    10,500    * Abgenix, Inc ....................................        76,230
     1,700    * Abiomed, Inc ....................................         8,670
       400    * Alaris Medical, Inc .............................         2,024
     5,400    * Alderwoods Group, Inc ...........................        36,018
     2,500    * Alexion Pharmaceuticals, Inc ....................        30,383
     4,200    * Align Technology, Inc ...........................        13,650
     1,400    * Alliance Imaging, Inc ...........................        18,592
       500    * Allscripts Healthcare Solutions, Inc ............         1,200
     4,000      Alpharma, Inc (Class A) .........................        40,040
       900    * American Medical Security Group, Inc ............        13,500
       300    * American Pharmaceutical Partners, Inc ...........         5,010
     1,000    * Ameripath, Inc ..................................        16,450
     2,300    * Amylin Pharmaceuticals, Inc .....................        29,854
     4,400    * Applera Corp (Celera Genomics Group) ............        38,500
     2,100    * Applied Molecular Evolution .....................         9,660
     2,700    * Arena Pharmaceuticals, Inc ......................        17,064
     2,900    * Arqule, Inc .....................................        19,198
       800      Arrow International, Inc ........................        26,664
       300    * Arthrocare Corp .................................         3,894
     2,100    * AVANIR Pharmaceuticals (Class A) ................         3,003
     2,700    * Avigen, Inc .....................................        23,220
     5,300    * Beverly Enterprises, Inc ........................        13,197
       200    * Bio-Reference Labs, Inc .........................         1,364
     7,900    * Bio-Technology General Corp .....................        27,255
       300    * Bone Care International, Inc ....................         1,797
       300    * Bruker AXS, Inc .................................           675
     1,600    * Caliper Technologies Corp .......................         7,040
     1,400    * Cardiac Science, Inc ............................         1,806
     4,500    * Cell Genesys, Inc ...............................        54,900
     4,500    * Cell Therapeutics, Inc ..........................        21,465
       200    * Centene Corp ....................................         4,700
       300    * Chattem, Inc ....................................        11,400
     1,200    * Cima Labs, Inc ..................................        28,044
     1,100    * Ciphergen Biosystems, Inc .......................         3,685
     3,900    * Coherent, Inc ...................................        80,418
       900    * Columbia Laboratories, Inc ......................         4,050
       100    * Computer Programs & Systems, Inc ................         2,329
     1,800    * Conmed Corp .....................................        36,990
     6,200    * Corixa Corp .....................................        43,028
     2,700    * CuraGen Corp ....................................        13,119
     3,500    * CV Therapeutics, Inc ............................        75,880
     1,600      Datascope Corp ..................................        45,936
     4,900    * Decode Genetics, Inc ............................        11,172
     1,100    * Deltagen, Inc ...................................         1,650
     2,300    * Discovery Partners International, Inc ...........         8,441
     1,100    * Diversa Corp ....................................         9,867
     1,000    * DJ Orthopedics, Inc .............................         4,080
     1,700    * DVI, Inc ........................................        23,052
       400    * Eon Labs, Inc ...................................         8,308
       400    * EPIX Medical, Inc ...............................         2,008
     2,200    * Esperion Therapeutics, Inc ......................        13,376
     5,800    * Exelixis, Inc ...................................        28,420
     3,700    * Gene Logic, Inc .................................        31,709
     3,800    * Genesis Health Ventures, Inc ....................        56,240

    SHARES                                                             VALUE
    ------                                                             -----
     5,100    * Genzyme Corp (Biosurgery Division) ..............   $    14,280
     3,300    * Guilford Pharmaceuticals, Inc ...................        13,530
     2,200    * Hanger Orthopedic Group, Inc ....................        38,368
     1,200    * Healthcare Services Group .......................        14,400
       200    * Hologic, Inc ....................................         2,000
       400    * Igen International, Inc .........................        13,148
       500    * Ilex Oncology, Inc ..............................         2,525
     2,800    * Illumina, Inc ...................................         9,380
     2,700    * ImClone Systems, Inc ............................        20,709
     5,400    * Immunogen, Inc ..................................        19,872
     9,100    * Incyte Genomics, Inc ............................        44,772
     7,500    * Inhale Therapeutic Systems, Inc .................        47,250
     3,600    * Integrated Silicon Solution, Inc ................        17,388
     1,200    * Kendle International, Inc .......................         9,324
     1,600    * Kindred Healthcare, Inc .........................        59,744
       200    * Kos Pharmaceuticals, Inc ........................         2,458
       200    * Kyphon, Inc .....................................         2,760
     4,500    * Lexicon Genetics, Inc ...........................        22,455
     1,900    * Ligand Pharmaceuticals, Inc (Class B) ...........        12,635
     3,300    * Magellan Health Services, Inc ...................         2,277
       300    * Matria Healthcare, Inc ..........................         2,565
       300    * MAXIMUS, Inc ....................................         6,675
     3,900    * Maxygen, Inc ....................................        30,693
     9,400    * Medarex, Inc ....................................        50,196
       900    * Medcath Corp ....................................        13,896
       500    * Medical Staffing Network Holdings, Inc ..........         8,150
       300    * Molecular Devices Corp ..........................         3,603
     1,400    * Mykrolis Corp ...................................        10,164
     5,200    * Nabi Biopharmaceuticals .........................        29,063
       600    * National Healthcare Corp ........................        11,238
     1,000    * Neoforma, Inc ...................................         9,290
     1,600    * Neopharm, Inc ...................................        21,360
     1,500    * Neose Technologies, Inc .........................        10,350
     1,300    * Neurogen Corp ...................................        11,700
     2,200    * Omega Healthcare Investors, Inc .................        11,704
     1,900    * Onyx Pharmaceuticals, Inc .......................         8,075
       100    * Option Care, Inc ................................         1,098
     4,200    * OSI Pharmaceuticals, Inc ........................        65,184
     2,200      Owens & Minor, Inc ..............................        33,110
     4,700    * Pacificare Health Systems, Inc ..................       112,048
     2,300    * Parexel International Corp ......................        21,689
       700    * PDI, Inc ........................................         3,479
       500    * Pediatrix Medical Group, Inc ....................        17,120
       900    * Per-Se Technologies, Inc ........................         7,837
     3,200    * Pharmacopeia, Inc ...............................        26,336
     3,000    * Pozen, Inc ......................................        15,390
     7,000    * Praecis Pharmaceuticals, Inc ....................        21,210
     1,800    * Prime Medical Services, Inc .....................        19,008
    12,000    * Protein Design Labs, Inc ........................       122,280
       600    * Proxymed, Inc ...................................         8,988
     9,600    * PSS World Medical, Inc ..........................        77,280
     2,900    * Quovadx, Inc ....................................         5,365
       900    * RehabCare Group, Inc ............................        21,510
     2,000    * Res-Care, Inc ...................................         9,640
       900    * Seattle Genetics, Inc ...........................         3,186
     2,600    * Sepracor, Inc ...................................        13,104
     5,100    * Sequenom, Inc ...................................        11,501
    39,600    * Service Corp International ......................       130,680
       200    * Sangamo Biosciences, Inc ........................           484
     3,000    * Sola International, Inc .........................        31,920
       700    * Specialty Laboratories, Inc .....................         5,600
    13,000    * Stewart Enterprises, Inc (Class A) ..............        65,130
     2,400    * Sunrise Assisted Living, Inc ....................        55,272
     4,000    * SuperGen, Inc ...................................        12,240
     2,300    * Sybron Dental Specialties, Inc ..................        36,018

                       SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
HEALTH CARE--(CONTINUED)
     2,200    * Tanox, Inc ......................................   $    28,270
       300    * Texas Biotechnology Corp ........................           690
     3,700    * Theragenics Corp ................................        17,945
     6,600    * Thoratec Corp ...................................        52,800
     3,000    * TriPath Imaging, Inc ............................         5,970
     2,100    * United Therapeutics Corp ........................        34,650
     9,900    * U.S. Oncology, Inc ..............................        87,615
       200    * Varian, Inc .....................................         6,590
     1,000    * VCA Antech, Inc .................................        14,040
     6,500      Ventas, Inc .....................................        84,825
     3,500    * Viasys Healthcare, Inc ..........................        56,490
     2,600    * Vical, Inc ......................................        13,494
       700    * Watson Wyatt & Co Holdings ......................        14,483
     2,200      X-Rite, Inc .....................................        19,096
       500    * Zymogenetics, Inc ...............................         3,925
                                                                    -----------
                TOTAL HEALTH CARE                                     3,112,812
                                                                    -----------
OTHER--3.07%
     1,200    * 4Kids Entertainment, Inc ........................        24,720
     4,000      Acuity Brands, Inc ..............................        61,200
       400    * Advo, Inc .......................................        13,700
     5,500      Alexander & Baldwin, Inc ........................       121,550
     1,900      Banta Corp ......................................        70,281
     2,400    * Bell Microproducts, Inc .........................        13,200
     1,600    * CDI Corp ........................................        43,488
     2,100      Central Parking Corp ............................        42,546
    10,600    * Century Business Services, Inc ..................        29,044
       900    * Charles River Associates, Inc ...................        14,535
     1,800    * Cornell Cos, Inc ................................        14,400
     1,000      Curtiss-Wright Corp .............................        56,300
     2,400    * Daisytek International Corp .....................        31,200
     1,600    * ESCO Technologies, Inc ..........................        48,096
       700    * First Consulting Group, Inc .....................         4,893
     3,100      Gentiva Health Services, Inc ....................        24,335
     1,100    * Hall Kinion & Associates, Inc ...................         6,325
     1,800      Harland (John H.) Co ............................        48,420
     2,200    * Heidrick & Struggles International, Inc .........        37,664
     1,300      Kelly Services, Inc (Class A) ...................        29,315
     5,100    * Korn/Ferry International ........................        38,913
       600    * Memberworks, Inc ................................         9,990
    12,600    * MPS Group, Inc ..................................        67,032
     2,600    * NCO Group, Inc ..................................        44,824
     2,500    * Offshore Logistics, Inc .........................        46,500
       700    * ProQuest Co .....................................        24,584
     1,600    * Protection One, Inc .............................         4,464
     1,800    * R.H. Donnelley Corp .............................        45,900
       700    * Remedytemp, Inc (Class A) .......................         7,973
     3,500    * Rent-Way, Inc ...................................        10,710
       200    * Right Management Consultants ....................         4,631
       600    * School Specialty, Inc ...........................        14,034
     7,900    * Spherion Corp ...................................        59,250
       700      Standard Register Co ............................        18,207
     1,400      Standex International Corp ......................        28,014
     8,900    * U.S. Industries, Inc ............................        26,255
     1,100      Unifirst Corp ...................................        26,873
     3,100    * United Stationers, Inc ..........................        86,056
     3,700      Walter Industries, Inc ..........................        48,655
                                                                    -----------
                TOTAL OTHER                                           1,348,077
                                                                    -----------
PRODUCER DURABLES--5.59%
     2,100    * Active Power, Inc ...............................         3,591
     1,300    * Actuant Corp ....................................        48,516
       800      Alamo Group, Inc ................................        10,816
     1,800      American States Water Co ........................        47,124
     2,600      Applied Industrial Technologies, Inc ............        48,776
     2,100    * Astec Industries, Inc ...........................        27,615

    SHARES                                                             VALUE
    ------                                                             -----
     2,200      Briggs & Stratton Corp ..........................   $    85,338
     3,300    * Brooks-PRI Automation, Inc ......................        52,965
     1,800      California Water Service Group ..................        44,172
     5,000    * Capstone Turbine Corp ...........................         4,900
     2,200    * Casella Waste Systems, Inc (Class A) ............        13,970
     1,300      Circor International, Inc .......................        21,450
     1,700    * Columbus Mckinnon Corp ..........................        10,132
     1,500    * Consolidated Graphics, Inc ......................        26,535
       400    * CTB International Corp ..........................         5,096
       700    * Cuno, Inc .......................................        22,897
     6,500    * Dycom Industries, Inc ...........................        68,380
     3,200      Federal Signal Corp .............................        62,304
     1,200    * Flow International Corp .........................         4,308
     1,900    * FuelCell Energy, Inc ............................        14,535
     2,200    * Gardner Denver, Inc .............................        42,020
       600    * Genlyte Group, Inc ..............................        20,820
       300      Gorman-Rupp Co ..................................         6,960
     3,100    * Graphic Packaging International Corp ............        25,110
     2,000      IDEX Corp .......................................        66,120
     2,500    * Imagistics International, Inc ...................        46,075
     2,400    * Ionics, Inc .....................................        56,304
     5,700      JLG Industries, Inc .............................        50,730
     5,800    * Joy Global, Inc .................................        63,220
     1,800    * Kadant, Inc .....................................        26,280
     2,800      Kaydon Corp .....................................        60,088
     4,700      Kennametal, Inc .................................       158,390
       600      Lawson Products, Inc ............................        16,470
     1,200    * Littelfuse, Inc .................................        26,100
     6,000    * Magna Entertainment Corp (Class A) ..............        30,900
     2,700    * Magnetek, Inc ...................................        11,205
     1,200      Manitowoc Co, Inc ...............................        38,820
     2,300      Milacron, Inc ...................................        14,375
       700      Nacco Industries, Inc (Class A) .................        28,560
       800    * Newpark Resources, Inc ..........................         3,392
     1,600      Nordson Corp ....................................        38,768
     3,500    * Power-One, Inc ..................................        10,115
     4,300    * Quanta Services, Inc ............................        12,642
     1,400    * Rayovac Corp ....................................        19,250
     3,100      Regal-Beloit Corp ...............................        58,962
       900      Richardson Electronics Ltd ......................         7,371
     1,300      Robbins & Myers, Inc ............................        25,870
     1,300      Sauer-Danfoss, Inc ..............................        12,740
       300      SJW Corp ........................................        24,324
     1,700    * SPS Technologies, Inc ...........................        47,770
       900      Starrett (L.S.) Co (Class A) ....................        15,732
     3,900      Stewart & Stevenson Services, Inc ...............        47,658
     2,100      Tecumseh Products Co (Class A) ..................       101,934
       100      Tennant Co ......................................         3,760
     5,400    * Terex Corp ......................................       114,912
     6,400    * Tetra Tech, Inc .................................        59,712
       900    * Tetra Technologies, Inc .........................        19,062
     5,400    * Thomas & Betts Corp .............................        82,998
     1,000      Toro Co .........................................        56,780
       200    * Trikon Technologies, Inc ........................         1,470
     4,800      Trinity Industries, Inc .........................        85,920
     5,600    * UNOVA, Inc ......................................        31,360
     2,400      Valhi, Inc ......................................        28,704
     1,200      Valmont Industries, Inc .........................        29,220
     3,900      Wabtec Corp .....................................        52,689
       600    * Waste Connections, Inc ..........................        20,814
     1,600      Watts Industries, Inc (Class A) .................        27,840
                                                                    -----------
                TOTAL PRODUCER DURABLES                               2,453,736
                                                                    -----------
TECHNOLOGY--10.76%
     1,000    * 3D Systems Corp .................................         7,050
     2,700    * Acterna Corp ....................................         1,269

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
TECHNOLOGY--(CONTINUED)
     1,300    * ADE Corp ........................................   $     8,450
     2,800    * Adtran, Inc .....................................        52,696
     3,800    * Advanced Digital Information Corp ...............        20,140
       100    * Advanced Power Technology, Inc ..................           456
     2,300    * Aether Systems, Inc .............................         6,334
     2,800    * Agile Software Corp .............................        18,116
     3,200    * Alliance Semiconductor Corp .....................        14,528
       300    * Alloy, Inc ......................................         2,928
       200    * Altiris, Inc ....................................         2,266
     2,700    * American Management Systems, Inc ................        41,172
     1,300    * American Superconductor Corp ....................         4,095
     1,600    * Anadigics, Inc ..................................         4,816
       800      Analogic Corp ...................................        34,448
     3,100    * Anaren Microwave, Inc ...........................        26,443
     4,200    * Anixter International, Inc ......................        99,330
     4,900    * Answerthink, Inc ................................        10,682
       600    * Anteon International Corp .......................        14,400
     1,400    * Arbitron, Inc ...................................        45,654
    16,800    * Ariba, Inc ......................................        31,920
     7,500    * Arris Group, Inc ................................        28,500
     4,000    * Artesyn Technologies, Inc .......................         9,520
    18,000    * Ascential Software Corp .........................        41,580
     7,100    * Aspect Communications Corp ......................        13,135
     1,500    * Aspen Technology, Inc ...........................         5,760
       400    * Asyst Technologies, Inc .........................         3,596
     2,300    * Audiovox Corp (Class A) .........................        16,606
     5,500    * Avanex Corp .....................................        10,340
     4,700    * Avenue A, Inc ...................................        12,596
       400    * Avid Technology, Inc ............................         4,464
       700    * Avocent Corp ....................................        10,101
     1,200    * AXT, Inc ........................................         4,992
       200      Bel Fuse, Inc (Class B) .........................         4,438
     3,100      Belden, Inc .....................................        48,670
     1,700    * Benchmark Electronics, Inc ......................        44,710
       800    * Black Box Corp ..................................        27,424
     1,700    * Boston Communications Group .....................        16,150
     3,100      C&D Technologies, Inc ...........................        48,980
     2,300    * C-COR.net Corp ..................................        11,155
     6,000    * Cable Design Technologies Corp ..................        40,920
       600    * Caminus Corp ....................................         1,266
     4,100    * Checkpoint Systems, Inc .........................        47,970
     7,500    * Ciber, Inc ......................................        48,525
     8,600    * Cirrus Logic, Inc ...............................        25,112
     7,900    * CNET Networks, Inc ..............................         9,480
     7,000    * CommScope, Inc ..................................        50,050
     3,100    * Compucom Systems, Inc ...........................        17,701
     4,300    * Computer Horizons Corp ..........................        17,200
     1,800    * Computer Network Technology Corp ................        12,600
       500      Compx International, Inc ........................         4,725
     3,200    * Concord Camera Corp .............................        15,360
       100    * CoorsTek, Inc ...................................         1,750
     6,200    * Credence Systems Corp ...........................        72,106
     5,000    * Cree, Inc .......................................        67,250
     1,300      CTS Corp ........................................         7,800
       500    * Datastream Systems, Inc .........................         2,630
     5,200    * DDI Corp ........................................         1,976
     1,700    * DiamondCluster International, Inc (Class A) .....         6,596
       100    * Digimarc Corp ...................................         1,106
       500    * Digitas, Inc ....................................         1,630
     4,500    * DoubleClick, Inc ................................        25,515
     1,300    * DSP Group, Inc ..................................        22,009
     1,400    * Dupont Photomasks, Inc ..........................        35,182
     4,000    * E.piphany, Inc ..................................        16,360
    16,800    * Earthlink, Inc ..................................        98,616

    SHARES                                                             VALUE
    ------                                                             -----
       700      EDO Corp ........................................   $    15,645
     1,200    * eFunds Corp .....................................        11,304
       300    * Electro Scientific Industries, Inc ..............         5,328
       600    * Electroglas, Inc ................................         1,848
     7,300    * Electronics For Imaging, Inc ....................       118,486
     1,600    * Emcore Corp .....................................         4,624
       500    * EMS Technologies, Inc ...........................        11,100
    18,300    * Enterasys Networks, Inc .........................        23,058
       400    * Entrust, Inc ....................................         1,844
     2,800    * Esterline Technologies Corp .....................        50,120
       900    * Exar Corp .......................................        11,871
       400    * Filenet Corp ....................................         5,580
     8,500    * Finisar Corp ....................................         8,330
     4,000    * FSI International, Inc ..........................        16,800
     7,600    * GlobespanVirata, Inc ............................        24,312
     6,700    * GrafTech International Ltd ......................        61,640
     3,100    * Griffon Corp ....................................        37,107
     1,500    * Handspring, Inc .................................         1,785
     3,400    * Hutchinson Technology, Inc ......................        57,868
     4,600    * Hypercom Corp ...................................        19,780
     2,700    * iGate Corp ......................................        10,770
       400    * II-VI, Inc ......................................         5,296
     4,800    * Imation Corp ....................................       150,864
     5,000    * InFocus Corp ....................................        49,250
       200    * Infogrames, Inc .................................           506
     8,500    * Infonet Services Corp (Class B) .................        19,975
     3,700    * Information Resources, Inc ......................        16,465
       300    * Inforte Corp ....................................         2,067
     9,400    * Inktomi Corp ....................................         4,230
    16,500    * Interland, Inc ..................................        46,695
       300    * Internet Security Systems, Inc ..................         4,500
     9,900    * Intertrust Technologies Corp ....................        27,522
     6,600    * Interwoven, Inc .................................        17,820
     7,400    * Iomega Corp .....................................        93,388
     2,600    * ITXC Corp .......................................         9,724
       100    * IXYS Corp .......................................           499
     1,500    * Keane, Inc ......................................        13,065
     1,600    * Keynote Systems, Inc ............................        11,104
     2,600    * Kforce, Inc .....................................         8,918
     5,700    * Lattice Semiconductor Corp ......................        38,931
       500    * Lawson Software, Inc ............................         1,950
       700    * LeCroy Corp .....................................         7,077
     6,800    * Liberate Technologies ...........................        11,424
     3,500    * Lightbridge, Inc ................................        25,550
     2,200    * LTX Corp ........................................        17,182
       700    * Magma Design Automation, Inc ....................         8,078
     3,900    * Mail-Well, Inc ..................................         4,290
     1,000    * Mantech International Corp (Class A) ............        23,520
     1,300    * Manufacturers Services Ltd ......................         5,083
     3,700    * Manugistics Group, Inc ..........................        15,244
       100    * Mapinfo Corp ....................................           515
     2,700    * Mastec, Inc .....................................        10,287
     1,400    * Matrixone, Inc ..................................         6,930
    23,500    * Maxtor Corp .....................................        79,430
     2,300    * MCSi, Inc .......................................        14,168
     2,300    * MEMC Electronic Materials, Inc ..................         9,798
       500    * Merix Corp ......................................         4,575
     3,300    * MetaSolv, Inc ...................................         6,765
     4,600      Methode Electronics, Inc (Class A) ..............        43,746
     5,900    * Microtune, Inc ..................................        23,836
     4,900    * MRV Communications, Inc .........................         5,390
     2,800      MTS Systems Corp ................................        34,272
     1,000    * Nanometrics, Inc ................................         4,550
     1,600    * Navigant International, Inc .....................        17,040
     1,300      NDCHealth Corp ..................................        23,686

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
TECHNOLOGY--(CONTINUED)
     2,400    * Net2Phone, Inc ..................................   $     7,200
     1,500    * Netegrity, Inc ..................................         3,767
     2,600    * NETIQ Corp ......................................        48,828
     4,200    * Netro Corp ......................................        11,004
     1,800    * Netscout Systems, Inc ...........................         7,648
     5,000    * New Focus, Inc ..................................        13,950
     2,400    * Newport Corp ....................................        38,640
     2,300    * Next Level Communications, Inc ..................         2,185
    48,700    * Novell, Inc .....................................       115,908
     1,900    * Nu Horizons Electronics Corp ....................        12,540
     1,900    * Nuance Communications, Inc ......................         5,225
     3,300    * Numerical Technologies, Inc .....................        13,134
     1,100    * ON Semiconductor Corp ...........................         1,806
    11,200    * Openwave Systems, Inc ...........................         8,736
    13,800    * Oplink Communications, Inc ......................        10,336
     1,200    * Optical Communication Products, Inc .............         1,248
    50,700    * Palm, Inc .......................................        40,560
     2,400    * Paradyne Networks, Inc ..........................         4,584
    15,800    * Parametric Technology Corp ......................        42,660
     1,800      Park Electrochemical Corp .......................        36,180
       300    * Paxar Corp ......................................         4,806
     1,900    * Paxson Communications Corp ......................         5,605
     2,700    * PC-Tel, Inc .....................................        14,715
     3,400    * Pegasus Solutions, Inc ..........................        47,729
     2,500    * Pericom Semiconductor Corp ......................        23,375
     4,100      Pioneer-Standard Electronics, Inc ...............        40,959
       400    * Pixelworks, Inc .................................         2,372
     1,300    * Pomeroy Computer Resources, Inc .................        15,912
       700    * Powell Industries, Inc ..........................        13,300
     3,300    * Proton Energy Systems ...........................         8,415
    16,000    * Proxim Corp (Class A) ...........................        37,440
     6,400    * PTEK Holdings, Inc ..............................        30,086
    17,500    * Quantum Corp ....................................        53,375
       900    * Radisys Corp ....................................         5,166
     3,200    * Rainbow Technologies, Inc .......................        11,840
     5,200    * Raindance Communications, Inc ...................        15,860
    16,300    * Read-Rite Corp ..................................        11,573
     1,900    * Red Hat, Inc ....................................         9,975
     4,000    * Register.com, Inc ...............................        16,680
     2,300    * Riverstone Networks, Inc ........................         1,610
       300    * Roxio, Inc ......................................         1,224
     5,000    * RSA Security, Inc ...............................        19,250
    16,200    * Safeguard Scientifics, Inc ......................        24,138
     3,800    * Sandisk Corp ....................................        59,774
     6,500    * Sapient Corp ....................................         8,704
     1,600    * SBS Technologies, Inc ...........................        11,680
     2,100    * SCM Microsystems, Inc ...........................        13,923
     1,200    * Seachange International, Inc ....................         8,844
    25,600    * Silicon Graphics, Inc ...........................        29,184
     3,500    * Sipex Corp ......................................        10,675
     7,600    * Sitel Corp ......................................        14,744
       500    * Somera Communications, Inc ......................         1,325
    11,600    * SONICblue, Inc ..................................         3,457
     4,200    * SonicWALL, Inc ..................................        19,152
     1,500    * Sourcecorp ......................................        31,365
       700    * Spectrian Corp ..................................         4,025
     1,700    * SpeechWorks International, Inc ..................         5,831
     3,700    * SpeedFam-IPEC, Inc ..............................        15,799
     1,200    * SPSS, Inc .......................................        14,173
       200    * SRA International, Inc (Class A) ................         5,550
     1,800    * Standard Microsystems Corp ......................        32,058
     4,200    * StorageNetworks, Inc ............................         7,098
    11,100    * Stratex Networks, Inc ...........................        20,868
     5,200    * Stratos Lightwave, Inc ..........................         3,068

    SHARES                                                             VALUE
    ------                                                             -----
       100    * Suntron Corp ....................................   $       396
     7,300    * Surebeam Corp (Class A) .........................        13,505
    16,100    * Sycamore Networks, Inc ..........................        43,631
     1,900    * Sykes Enterprises, Inc ..........................        11,400
       400    * Synaptics, Inc ..................................         2,380
     1,800    * Systems & Computer Technology Corp ..............        12,582
     2,900      Technitrol, Inc .................................        53,070
     5,000    * Tellium, Inc ....................................         2,500
     8,800    * Terayon Communication Systems, Inc ..............        27,280
       300    * Therma-Wave, Inc ................................           396
     2,900    * Three-Five Systems, Inc .........................        16,240
     3,000    * TIBCO Software, Inc .............................        13,260
     1,700    * Tollgrade Communications, Inc ...................        18,258
    14,100    * Touch America Holdings, Inc .....................        10,293
     1,400    * Transaction Systems Architects, Inc (Class A) ...         9,521
     6,200    * Transmeta Corp ..................................         6,758
       700    * Trimble Navigation Ltd ..........................         9,065
     3,300    * Triquint Semiconductor, Inc .....................        15,177
     1,000    * Trizetto Group, Inc .............................         6,910
       100    * TTM Technologies, Inc ...........................           317
     4,800    * Turnstone Systems, Inc ..........................        14,400
       600    * Ulticom, Inc ....................................         3,474
     2,900    * Ultratech Stepper, Inc ..........................        33,875
     2,300    * United Online, Inc ..............................        25,185
     8,600    * Valueclick, Inc .................................        20,210
       400    * Veeco Instruments, Inc ..........................         5,420
       200    * Verint Systems, Inc .............................         1,982
     1,400    * Verity, Inc .....................................        14,014
     1,600    * Vicor Corp ......................................        11,840
    15,400    * Vignette Corp ...................................        14,168
       500      Virco Manufacturing Corp ........................         5,490
    12,800    * Vitesse Semiconductor Corp ......................        16,256
     4,800    * Vitria Technology, Inc ..........................         4,272
     1,100    * Volt Information Sciences, Inc ..................        18,656
     5,000      Wallace Computer Services, Inc ..................        92,200
     1,800    * WatchGuard Technologies, Inc ....................         9,270
     1,100    * webMethods, Inc .................................         7,733
    11,200    * Western Digital Corp ............................        51,968
     2,700    * Wind River Systems, Inc .........................        14,445
     1,900    * Wireless Facilities, Inc ........................         9,500
     1,000      Woodhead Industries, Inc ........................        16,000
     1,000    * Zoran Corp ......................................        11,500
       600    * Zygo Corp .......................................         3,000
                                                                    -----------
                TOTAL TECHNOLOGY                                      4,726,388
                                                                    -----------
TRANSPORTATION--2.82%
     6,500      Airborne, Inc ...................................        84,435
     3,300    * Alaska Air Group, Inc ...........................        73,755
     2,900    * Arkansas Best Corp ..............................        81,838
       400    * ATA Holdings Corp ...............................         1,336
     2,300    * Atlas Air Worldwide Holdings, Inc ...............         5,865
     3,200    * BE Aerospace, Inc ...............................        21,984
       800    * Covenant Transport, Inc (Class A) ...............        14,320
     3,400    * EGL, Inc ........................................        40,120
     3,100    * Express Jet Holdings, Inc .......................        35,464
     3,100      Florida East Coast Industries, Inc (Class A) ....        82,181
       900    * Frontier Airlines, Inc ..........................         5,976
     1,100    * Genesee & Wyoming, Inc (Class A) ................        23,155
     1,800    * Heartland Express, Inc ..........................        36,252
     3,000    * Hunt (J.B.) Transport Services, Inc .............        70,380
     8,100    * Kansas City Southern Industries, Inc ............       115,830
     1,300    * Mesaba Holdings, Inc ............................         7,241
     1,800    * Midwest Express Holdings, Inc ...................        10,782
     3,700      Overseas Shipholding Group, Inc .................        61,198
       100    * P.A.M. Transportation Services ..................         2,095
     3,900    * Railamerica, Inc ................................        30,186

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP VALUE INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
TRANSPORTATION--(CONTINUED)
     1,600      Roadway Corp ....................................   $    52,896
     1,100      Shurgard Storage Centers, Inc (Class A) .........        35,585
       800    * U.S. Xpress Enterprises, Inc (Class) A ..........         7,687
     7,500    * UAL Corp ........................................        20,250
     3,700      USFreightways Corp ..............................       109,520
     5,200      Werner Enterprises, Inc .........................       100,828
     3,900    * Yellow Corp .....................................       106,080
                                                                    -----------
                TOTAL TRANSPORTATION                                  1,237,239
                                                                    -----------
UTILITIES--7.27%
     7,600      AGL Resources, Inc ..............................       176,396
     7,000    * Alamosa Holdings, Inc ...........................         2,520
       900    * Alaska Communications Systems Group, Inc ........         2,313
     7,000    * Allegiance Telecom, Inc .........................         6,510
     3,700    * Allen Telecom, Inc ..............................        18,944
    12,900    * American Tower Corp (Class A) ...................        29,025
     5,600      Atmos Energy Corp ...............................       123,200
     6,500      Avista Corp .....................................        78,000
     2,100      Black Hills Corp ................................        57,099
    25,700    * Broadwing, Inc ..................................        60,395
       700      Cascade Natural Gas Corp ........................        14,798
       700    * Centennial Communications Corp ..................         2,086
     1,600      Central Vermont Public Service Corp .............        26,944
     2,200      CH Energy Group, Inc ............................       104,610
     5,500      Cleco Corp ......................................        84,865
    19,100    * Crown Castle International Corp .................        47,750
     2,300      CT Communications, Inc ..........................        30,935
     1,300    * Dobson Communications Corp (Class A) ............           455
     9,600      DQE, Inc ........................................       149,472
     6,300    * El Paso Electric Co .............................        74,970
     3,000      Empire District Electric Co .....................        51,450
     4,700      Energen Corp ....................................       117,171
       200      Energysouth, Inc ................................         5,366
     1,600    * Golden Telecom, Inc .............................        22,000
     2,600      Laclede Group, Inc ..............................        62,140
       900      MGE Energy, Inc .................................        24,075
       500    * NATCO Group, Inc (Class A) ......................         3,685
     3,300      New Jersey Resources Corp .......................       107,250
     3,400      Northwest Natural Gas Co ........................        95,302
     3,700      Northwestern Corp ...............................        44,326
     2,200      NUI Corp ........................................        45,540

    SHARES/
   PRINCIPAL                                                           VALUE
   ---------                                                           -----
     2,300    * Oil States International, Inc ...................        24,012
     7,200      Oneok, Inc ......................................       140,400
     4,200      Piedmont Natural Gas Co, Inc ....................       153,300
     4,900      PNM Resources, Inc ..............................       103,586
       400    * Quicksilver Resources, Inc ......................         7,740
     3,900    * RCN Corp ........................................         3,003
     2,500      SEMCO Energy, Inc ...............................        22,275
    13,800    * Sierra Pacific Resources ........................       100,464
     6,000    * Skyworks Solutions, Inc .........................        31,560
     1,600      South Jersey Industries, Inc ....................        50,736
     5,500    * Southern Union Co ...............................        71,225
     4,500      Southwest Gas Corp ..............................        99,900
       300    * Southwestern Energy Co ..........................         3,729
     9,300    * Talk America Holdings, Inc ......................        23,436
     3,100    * Time Warner Telecom, Inc (Class A) ..............         3,782
     7,900    * Ubiquitel, Inc ..................................         2,765
     2,100      UGI Corp ........................................        74,571
     1,700      UIL Holdings Corp ...............................        64,022
     3,900      Unisource Energy Corp ...........................        61,776
       500      Unitil Corp .....................................        13,325
     7,600      Westar Energy, Inc ..............................        83,980
     2,000      Western Gas Resources, Inc ......................        65,880
     6,600      WGL Holdings, Inc ...............................       159,852
     4,300      WPS Resources Corp ..............................       156,331
                                                                    -----------
                TOTAL UTILITIES                                       3,191,242
                                                                    -----------
                TOTAL COMMON STOCK
                  (COST $43,236,671)                                 43,117,933
                                                                    -----------

SHORT TERM INVESTMENT--2.96%
  U.S. GOVERNMENT AND AGENCY--2.96%
                Federal Home Loan Bank (FHLB)
$1,300,000        1.590%, 09/16/02 ..............................     1,299,818
                                                                    -----------
                TOTAL SHORT TERM INVESTMENT
                  (COST $1,299,818)                                   1,299,818
                                                                    -----------
                TOTAL PORTFOLIO--101.14%
                  (COST $44,536,489)                                 44,417,751
                OTHER ASSETS & LIABILITIES, NET--(1.14%)               (499,615)
                                                                    -----------
                NET ASSETS--100.00%                                 $43,918,136
                                                                    ===========

----------
*  Non-income producing
b  In bankruptcy

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
COMMON STOCK--98.57%
AEROSPACE AND DEFENSE--0.94%
     1,800      AAR Corp ........................................   $    10,728
     1,600    * Armor Holdings, Inc .............................        25,200
     1,300    * Aviall, Inc .....................................        14,690
     1,100    * DRS Technologies, Inc ...........................        42,361
       500    * Ducommun, Inc ...................................         8,245
       500    * Dynamics Research Corp ..........................         9,100
       600      Engineered Support Systems, Inc .................        34,884
     1,000      Heico Corp ......................................        10,470
       800    * Herley Industries, Inc ..........................        16,008
     1,600    * Hexcel Corp .....................................         4,160
       500    * Integrated Defense Technology, Inc ..............        12,750
     1,500      Kaman Corp (Class A) ............................        18,840
       600    * Ladish Co, Inc ..................................         4,800
     1,000    * Moog, Inc (Class A) .............................        30,860
     2,900    * Orbital Sciences Corp ...........................        10,295
     3,100    * Remec, Inc ......................................        10,788
       400    * Sequa Corp (Class A) ............................        21,920
     2,100    * Teledyne Technologies, Inc ......................        38,640
     1,000    * Triumph Group, Inc ..............................        32,400
     1,400    * United Defense Industries, Inc ..................        32,046
     1,200    * Viasat, Inc .....................................         6,300
                                                                    -----------
                TOTAL AEROSPACE AND DEFENSE                             395,485
                                                                    -----------
BASIC INDUSTRIES--8.48%
       600    * Aaon, Inc .......................................        10,290
       300    * AEP Industries, Inc .............................        10,050
     3,900    * Airgas, Inc .....................................        55,146
     1,600      Albany International Corp (Class A) .............        34,576
       200      Alico, Inc ......................................         5,600
     1,300      Amcol International Corp ........................         7,930
       300      American Woodmark Corp ..........................        14,328
       200      Ameron International Corp .......................         9,780
       800    * Applied Films Corp ..............................         8,376
     1,400      Arch Chemicals, Inc .............................        27,692
     3,100      Arch Coal, Inc ..................................        53,661
       300    * Avatar Holdings, Inc ............................         7,860
       300    * Baker (Michael) Corp ............................         3,822
     1,100    * Brush Engineered Materials, Inc .................         9,900
     1,600    * Buckeye Technologies, Inc .......................        12,160
       800    * Building Materials Holding Corp .................        10,184
       400      Butler Manufacturing Co .........................         8,880
       300    * BWAY Corp .......................................         4,218
     1,600    * Cabot Microelectronics Corp .....................        70,592
     2,200      Calgon Carbon Corp ..............................        13,178
     1,500      Cambrex Corp ....................................        56,880
     1,800    * Caraustar Industries, Inc .......................        18,126
     2,100      Carlisle Cos, Inc ...............................        92,421
     1,300      Carpenter Technology Corp .......................        25,428
       500      Castle (A.M.) & Co ..............................         3,825
       400      Centex Construction Products, Inc ...............        14,436
       800      Century Aluminum Co .............................         6,241
     3,300    * Champion Enterprises, Inc .......................         9,405
       400    * Chase Industries, Inc ...........................         4,732
       700      Chemed Corp .....................................        23,135
       700      ChemFirst, Inc ..................................        20,160
     1,000      Chesapeake Corp .................................        20,420
     1,700      Clarcor, Inc ....................................        52,615
       600    * Cleveland-Cliffs, Inc ...........................        16,080
     1,700    * Collins & Aikman Corp ...........................         8,755
     2,500    * Comfort Systems U.S.A., Inc .....................         8,375
     1,600      Commercial Metals Co ............................        31,056
     7,700      Crompton Corp ...................................        87,395
    10,700    * Crown Cork & Seal Co, Inc .......................        74,793
     2,700    * Cytec Industries, Inc ...........................        69,930

    SHARES                                                             VALUE
    ------                                                             -----
       700      Deltic Timber Corp ..............................   $    17,955
     1,200    * Dionex Corp .....................................        32,652
       200    * Dominion Homes, Inc .............................         4,070
       200      Donnelly Corp ...................................         5,586
       300    * Drew Industries, Inc ............................         4,485
     4,400    * Earthshell Corp .................................         4,092
     1,300      ElkCorp .........................................        21,385
     1,000    * EMCOR Group, Inc ................................        51,990
       900    * Encore Wire Corp ................................         8,370
     1,000    * Energy Conversion Devices, Inc ..................        11,150
     2,200      Ferro Corp ......................................        52,360
     2,400    * Fleetwood Enterprises, Inc ......................        18,024
     1,300      Florida Rock Industries, Inc ....................        46,761
     2,000    * FMC Corp ........................................        58,020
     1,500    * Foamex International, Inc .......................         9,000
     1,900      H.B. Fuller Co ..................................        54,321
     1,900      Georgia Gulf Corp ...............................        50,274
       600      Gibraltar Steel Corp ............................        12,540
       700      Glatfelter ......................................         8,953
     4,400    * WR Grace & Co ...................................         9,108
     2,200      Granite Construction, Inc .......................        39,182
     2,500      Great Lakes Chemical Corp .......................        70,550
       900      Greif Brothers Corp (Class A) ...................        24,885
     5,800    * Hecla Mining Co .................................        25,810
     1,000    * Hovnanian Enterprises, Inc (Class A) ............        39,150
       800    * Imco Recycling, Inc .............................         5,296
     1,500    * Insituform Technologies, Inc (Class A) ..........        24,555
     2,200    * Integrated Electrical Services, Inc .............         9,570
       700    * International Specialty Products, Inc ...........         6,818
       400      Interpool, Inc ..................................         5,820
       800    * Jarden Corp .....................................        21,400
     2,900      Lennox International, Inc .......................        44,283
       400    * Liquidmetal Technologies ........................         2,996
     2,000    * Lone Star Technologies, Inc .....................        31,600
     3,400    * Longview Fibre Co ...............................        26,384
     7,100    * Louisiana-Pacific Corp ..........................        52,398
     1,000      LSI Industries, Inc .............................        10,340
     1,000    * Lydall, Inc .....................................        11,550
       800      M/I Schottenstein Homes, Inc ....................        28,088
     1,700      MacDermid, Inc ..................................        35,258
     4,300      Massey Energy Co ................................        33,411
       700    * Material Sciences Corp ..........................         8,946
     1,500    * Mattson Technology, Inc .........................         3,450
       200    * Maui Land & Pineapple Co ........................         3,770
     1,300      MDC Holdings, Inc ...............................        53,820
       200    * Mestek, Inc .....................................         3,782
     4,300      Millennium Chemicals, Inc .......................        52,202
     1,400      Minerals Technologies, Inc ......................        57,330
       900    * Mobile Mini, Inc ................................        13,995
       600    * Modtech Holdings, Inc ...........................         6,000
     1,900    * Mueller Industries, Inc .........................        51,110
     1,300    * NCI Building Systems, Inc .......................        24,180
       600      NL Industries, Inc ..............................         9,534
       600    * Nortek, Inc .....................................        26,430
       400    * Northwest Pipe Co ...............................         7,100
     1,100    * NS Group, Inc ...................................         7,865
       700      Octel Corp ......................................        15,050
     3,100      Olin Corp .......................................        57,536
     2,700    * Omnova Solutions, Inc ...........................        14,850
     1,800    * Oregon Steel Mills, Inc .........................        12,492
       700    * Osmonics, Inc ...................................         9,100
     1,200    * Palm Harbor Homes, Inc ..........................        16,044
       500      Penford Corp ....................................         6,925
       800      Penn Engineering & Manufacturing Corp ...........        10,112
       500      Penn Virginia Corp ..............................        16,770

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
BASIC INDUSTRIES--(CONTINUED)
       900    * Penwest Pharmaceuticals Co ......................   $     8,928
     5,300      PolyOne Corp ....................................        52,311
     1,100      Pope & Talbot, Inc ..............................        14,498
     1,900      Potlatch Corp ...................................        57,323
       500      Quaker Chemical Corp ............................        10,555
     1,000      Quanex Corp .....................................        39,370
     1,600      Reliance Steel & Aluminum Co ....................        38,480
       700      Roanoke Electric Steel Corp .....................         8,232
       800      Rock-Tenn Co (Class A) ..........................        13,456
       900      Royal Gold, Inc .................................        16,245
     1,400    * RTI International Metals, Inc ...................        15,960
     1,500      Ryerson Tull, Inc ...............................        11,265
       300      Schnitzer Steel Industries, Inc (Class A) .......         5,434
     2,000      Schulman (A.), Inc ..............................        41,940
       700    * Silgan Holdings, Inc ............................        20,384
     1,000    * Simpson Manufacturing Co, Inc ...................        33,550
       400      Skyline Corp ....................................        10,916
     7,100      Solutia, Inc ....................................        49,203
     1,000      Southern Peru Copper Corp .......................        13,290
     1,000      Spartech Corp ...................................        20,230
     2,200      Standard-Pacific Corp ...........................        60,456
     2,200    * Steel Dynamics, Inc .............................        32,340
     2,900    * Stillwater Mining Co ............................        18,676
       200    * Technical Olympic Usa, Inc ......................         3,250
     2,700    * Terra Industries, Inc ...........................         5,562
     1,400      Texas Industries, Inc ...........................        41,216
     1,800      Tredegar Corp ...................................        32,490
       500    * Trex Co, Inc ....................................        14,750
       100      Tremont Corp ....................................         3,310
     1,400    * U.S. Concrete, Inc ..............................         7,658
       900      Universal Forest Products, Inc ..................        17,001
     1,000    * URS Corp ........................................        17,340
     5,500      USEC, Inc .......................................        36,850
     2,500   b* USG Corp ........................................        12,725
       700    * Water Pik Technologies, Inc .....................         8,400
     1,100      Watsco, Inc .....................................        16,192
     2,400      Wausau-Mosinee Paper Corp .......................        24,528
       500    * WCI Communities, Inc ............................         8,745
     1,100      WD-40 Co ........................................        30,140
     2,100      Wellman, Inc ....................................        31,920
       900      West Pharmaceutical Services, Inc ...............        21,276
       400    * William Lyon Homes, Inc .........................         9,256
     4,500      Worthington Industries, Inc .....................        82,125
                                                                    -----------
                TOTAL BASIC INDUSTRIES                                3,559,040
                                                                    -----------
CONSUMER CYCLICAL--12.17%
       400    * 1-800 Contacts, Inc .............................         3,860
     1,000    Aaron Rents, Inc ..................................        22,500
     4,700    * Acclaim Entertainment, Inc ......................        10,763
       600    * Acme Communication, Inc .........................         4,800
     1,100    * Action Performance Cos, Inc .....................        32,450
       900    Advanced Marketing Services, Inc ..................        11,835
       900    * Aeropostale, Inc ................................        17,595
     1,000    * AFC Enterprises, Inc ............................        19,150
       500    * Aftermarket Technology Corp .....................         8,495
       100    * Alexander's, Inc ................................         6,515
     2,900    * Alliance Gaming Corp ............................        46,429
     1,900    * AMC Entertainment, Inc ..........................        15,941
       700    * Amerco ..........................................         8,008
       700    * Ameristar Casinos, Inc ..........................        15,498
       600    Angelica Corp .....................................        11,160
     3,000    * AnnTaylor Stores Corp ...........................        77,250
     1,900    Apogee Enterprises, Inc ...........................        21,432
     1,100    Arctic Cat, Inc ...................................        15,708
       100    * Arden Group, Inc (Class A) ......................         5,651

    SHARES                                                             VALUE
    ------                                                             -----
     1,700    * Argosy Gaming Co ................................   $    43,945
     2,300    * Aztar Corp ......................................        30,107
     2,100    * Bally Total Fitness Holding Corp ................        22,470
       700      Bandag, Inc .....................................        24,976
       700      Barnes Group, Inc ...............................        13,937
       700      Bassett Furniture Industries, Inc ...............        10,493
       400    * Beasley Broadcast Group, Inc (Class A) ..........         5,400
       300    * Bebe Stores, Inc ................................         4,725
       300    * Benihana, Inc (Class A) .........................         3,600
       500      Blair Corp ......................................        10,050
     2,300      Bob Evans Farms, Inc ............................        54,096
     1,900    * Boca Resorts, Inc (Class A) .....................        20,577
     2,200      Bowne & Co, Inc .................................        24,288
     2,100    * Boyd Gaming Corp ................................        37,380
     1,200    * Boyds Collection Ltd ............................         7,200
       600    * Brookstone, Inc .................................         7,386
     1,200      Brown Shoe Co, Inc ..............................        24,828
     1,000    * Buca, Inc .......................................         8,450
       500    * Buckle, Inc .....................................        10,145
     1,200      Burlington Coat Factory Warehouse Corp ..........        24,120
       600      Bush Industries, Inc (Class A) ..................         4,662
       200    * Cache, Inc ......................................         2,020
     1,000    * California Pizza Kitchen, Inc ...................        21,390
       100    * Carmike Cinemas, Inc ............................         1,700
       600    * Cascade Corp ....................................         8,694
     1,000      Cato Corp (Class A) .............................        18,760
     1,000    * Central Garden & Pet Co .........................        16,220
       700    * Championship Auto Racing Teams, Inc .............         3,283
       600    * Champps Entertainment, Inc ......................         6,060
       500    * Charlotte Russe Holding, Inc ....................         6,555
     7,900    * Charming Shoppes, Inc ...........................        57,591
       600    * Checkers Drive-In Restaurant ....................         4,914
       300    * Cherokee, Inc ...................................         5,274
       700    * Chicago Pizza & Brewery, Inc ....................         5,257
       800    * Children's Place Retail Stores, Inc .............        15,096
     1,500    * Choice Hotels International, Inc ................        36,000
     1,600    * Christopher & Banks Corp ........................        56,960
       400      Churchill Downs, Inc ............................        14,500
     3,400    * CKE Restaurants, Inc ............................        16,966
     2,900      Claire's Stores, Inc ............................        67,483
     1,000      Coachmen Industries, Inc ........................        16,940
       300    * Coldwater Creek, Inc ............................         4,488
       700    * Cole National Corp ..............................        10,493
       500      CPI Corp ........................................         7,075
       600    * Cross Media Marketing Corp ......................           588
     1,700    * Crown Media Holdings, Inc (Class A) .............         7,684
       200    * CSS Industries, Inc .............................         7,356
       400    * Culp, Inc .......................................         3,604
       700    * Dave & Buster's, Inc ............................         9,142
       700    * Department 56, Inc ..............................         8,022
     1,100    * DHB Industries, Inc .............................         2,530
     1,700    * Dollar Thrifty Automotive Group, Inc ............        30,073
       700      Dover Downs Gaming & Entertainment, Inc .........         6,209
     1,000      Dover Motorsport, Inc ...........................         4,900
     1,900    * Dress Barn, Inc .................................        21,622
     1,000    * Dura Automotive Systems, Inc ....................        13,890
       900    * Elizabeth Arden, Inc ............................         8,640
     2,800      Equity Inns, Inc ................................        17,976
       200    * Escalade, Inc ...................................         4,000
       800    * EUniverse, Inc ..................................         2,912
     1,400      Factset Research Systems, Inc ...................        32,186
     1,300    * Finish Line, Inc (Class A) ......................        12,480
       300    * Fisher Communications, Inc ......................        14,895
     1,400    * Footstar, Inc ...................................        14,840
     1,400    * Fossil, Inc .....................................        32,298

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
CONSUMER CYCLICAL--(CONTINUED)
     1,500      Fred's, Inc .....................................   $    47,775
     1,100      Friedman's, Inc (Class A) .......................         9,405
     1,300      G & K Services, Inc (Class A) ...................        44,811
     1,500    * Gaylord Entertainment Co ........................        33,165
     2,100      GenCorp, Inc ....................................        23,058
     1,400    * Genesco, Inc ....................................        20,300
     1,100    * Goody's Family Clothing, Inc ....................         6,435
       600      Gray Television, Inc (Class A) ..................         7,956
       100      Grey Global Group, Inc ..........................        57,300
     1,300    * Group 1 Automotive, Inc .........................        37,830
     1,300    * GSI Commerce, Inc ...............................         6,734
       500    * Guess?, Inc .....................................         2,555
       900    * Guitar Center, Inc ..............................        15,660
       900    * Gulfmark Offshore, Inc ..........................        14,976
     1,600    * Gymboree Corp ...................................        30,080
     1,100      Hancock Fabrics, Inc ............................        16,929
     1,700    * Handleman Co ....................................        18,496
     2,500    * Harris Interactive, Inc .........................         6,225
     1,000      Haverty Furniture Cos, Inc ......................        13,470
       500    * Hibbett Sporting Goods, Inc .....................        11,300
     3,500      Hollinger International, Inc ....................        35,420
       700    * Hollywood Casino Corp (Class A) .................         8,540
     3,600    * Hollywood Entertainment Corp ....................        51,948
     2,100    * Hot Topic, Inc ..................................        40,992
     1,100    * iDine Rewards Network, Inc ......................        10,890
     1,300    * IHOP Corp .......................................        32,045
       700    * IMPCO Technologies, Inc .........................         3,654
       700    * Information Holdings, Inc .......................        14,875
     2,800    * Insight Communications Co, Inc ..................        26,597
     1,400      Intermet Corp ...................................         9,170
     1,600    * Intertan, Inc ...................................        11,552
     1,000    * Isle Of Capri Casinos, Inc ......................        17,300
     2,500    * Jack In The Box, Inc ............................        59,350
     1,600    * Jakks Pacific, Inc ..............................        18,192
     1,000    * Jo-Ann Stores, Inc (Class A) ....................        33,100
       200    * Johnson Outdoors, Inc (Class A) .................         2,344
     1,800    * Journal Register Co .............................        35,172
    33,400   b* Kmart Corp ......................................        20,374
       800      K-Swiss, Inc (Class A) ..........................        15,102
     1,200    * K2, Inc .........................................        10,296
     1,700      Kellwood Co .....................................        42,517
       500    * Kenneth Cole Productions, Inc (Class A) .........        11,450
       700    * Keystone Automotive Industries, Inc .............         9,926
     2,300      Kimball International, Inc (Class B) ............        34,178
     1,300    * Kirby Corp ......................................        30,225
     1,500    * Kroll, Inc ......................................        31,050
     1,500      Landry's Restaurants, Inc .......................        32,475
     1,200      LaSalle Hotel Properties ........................        14,940
     1,000      Libbey, Inc .....................................        30,990
       400    * Liberty Livewire Corp (Class A) .................           832
     2,500    * Linens `n Things, Inc ...........................        54,950
       700    * Lodgenet Entertainment Corp .....................         6,489
     1,100      Lone Star Steakhouse & Saloon, Inc ..............        20,724
     1,500    * Luby's, Inc .....................................         8,025
       600    * Steven Madden Ltd ...............................        10,200
     1,300      Marcus Corp .....................................        18,915
       400      Marine Products Corp ............................         3,960
       700    * Martha Stewart Living Omnimedia, Inc (Class A) ..         6,251
       900    * Maxwell Shoe Co, Inc (Class A) ..................        10,899
     3,600    * Mediacom Communications Corp ....................        22,860
       700    * Medis Technologies Ltd ..........................         3,493
     2,100    * Men's Wearhouse, Inc ............................        35,931
     1,300    * Metro One Telecommunications, Inc ...............        15,600
     1,100    * Micros Systems, Inc .............................        27,775

    SHARES                                                             VALUE
    ------                                                             -----
       400    * Midas, Inc ......................................   $     2,760
     2,000    * Midway Games, Inc ...............................        12,100
     1,900      Modine Manufacturing Co .........................        40,109
     1,600    * Monaco Coach Corp ...............................        32,368
       200    * Monarch Casino & Resort, Inc ....................         2,588
       400    * Monro Muffler Brake, Inc ........................         7,364
       300    * Mossimo, Inc ....................................         1,665
       200    * Mothers Work, Inc ...............................         7,530
     1,200    * Movie Gallery, Inc ..............................        17,100
     1,400    * MTR Gaming Group, Inc ...........................        11,886
       700    * Multimedia Games, Inc ...........................        12,033
     1,200      Myers Industries, Inc ...........................        15,192
       300      National Presto Industries, Inc .................         8,931
     1,700    * Nautica Enterprises, Inc ........................        20,485
     2,000    * Nautilus Group, Inc .............................        59,900
       500    * Netratings, Inc .................................         2,750
     1,700    * Oakley, Inc .....................................        18,785
     1,100    * O'Charley's, Inc ................................        20,900
       700      Oshkosh B'gosh, Inc (Class A) ...................        23,457
     1,000      Oshkosh Truck Corp ..............................        59,200
       400      Oxford Industries, Inc ..........................         7,920
     1,100    * P.F. Chang's China Bistro, Inc ..................        32,164
     2,100    * Pacific Sunwear Of California, Inc ..............        48,993
     1,600    * Panera Bread Co (Class A) .......................        39,971
       900    * Papa John's International, Inc ..................        25,434
       600    * Parkervision, Inc ...............................         9,600
     1,500    * Payless Shoesource, Inc .........................        87,390
     2,100    * Penn National Gaming, Inc .......................        42,252
     1,000    * Penton Media, Inc ...............................           270
     1,500      Phillips-Van Heusen Corp ........................        20,175
     1,600    * Pinnacle Entertainment, Inc .....................        13,440
     4,000    * Pinnacle Systems, Inc ...........................        40,080
     1,100    * PLATO Learning, Inc .............................         7,205
       900    * Playboy Enterprises, Inc (Class B) ..............         9,234
     2,100    * Presstek, Inc ...................................         6,657
       300    * Pricesmart, Inc .................................         7,281
     3,100    * Prime Hospitality Corp ..........................        28,799
     9,300    * Primedia, Inc ...................................        13,392
     1,000    * Private Media Group, Inc ........................         2,960
       600      Pulitzer, Inc ...................................        27,840
       800    * Quaker Fabric Corp ..............................         6,312
     1,300    * Quiksilver, Inc .................................        31,525
       600    * Racing Champions Ertl Corp ......................        11,076
     1,300    * Rare Hospitality International, Inc .............        30,797
     2,800    * Raytech Corp ....................................        18,452
     1,800    * Regent Communications, Inc ......................         9,108
     2,900      Regis Corp ......................................        80,443
     1,300    * Resources Connection, Inc .......................        23,140
       600    * Rex Stores Corp .................................         6,504
       400      Riviana Foods, Inc ..............................         8,748
     1,600      Russell Corp ....................................        25,072
     3,000    * Ryan's Family Steak Houses, Inc .................        36,660
     1,000    * Saga Communications, Inc (Class A) ..............        17,700
       600    * Salem Communications Corp (Class A) .............        13,440
       400    * Salton, Inc .....................................         3,404
       500      Schawk, Inc .....................................         5,000
     2,900    * Scientific Games Corp (Class A) .................        21,254
     1,200    * SCP Pool Corp ...................................        34,379
       500    * Shoe Carnival, Inc ..............................         8,000
     1,900    * ShopKo Stores, Inc ..............................        28,994
     1,200    * Shuffle Master, Inc .............................        22,500
     2,100    * Sinclair Broadcast Group, Inc (Class A) .........        27,489
     4,700    * Sirius Satellite Radio, Inc .....................         7,238
     1,100      Smith (A.O.) Corp ...............................        32,450
     2,500    * Sonic Corp ......................................        55,623

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
CONSUMER CYCLICAL--(CONTINUED)
     3,000    * Sotheby's Holdings, Inc (Class A) ...............   $    26,400
     2,500    * Spanish Broadcasting System, Inc (Class A) ......        20,000
       600      Spartan Motors, Inc .............................         6,744
       900    * Speedway Motorsports, Inc .......................        21,582
     1,600    * Sports Resorts International, Inc ...............         7,440
     1,400    * Stage Stores, Inc ...............................        33,110
       500      Standard Motor Products, Inc ....................         6,070
       300    * Stanley Furniture Co, Inc .......................         6,030
     2,300    * Station Casinos, Inc ............................        32,545
     1,500    * Stein Mart, Inc .................................        11,550
       900    * Stoneridge, Inc .................................        15,066
     2,700      Stride Rite Corp ................................        21,600
     1,300      Sturm Ruger & Co, Inc ...........................        17,407
     1,500      Superior Industries International, Inc ..........        71,730
     2,100    * Sylvan Learning Systems, Inc ....................        27,930
       300      Tanger Factory Outlet Centers, Inc ..............         8,394
     1,100    * TBC Corp ........................................        12,023
     2,600    * Tenneco Automotive, Inc .........................        14,716
     2,200    * The Sports Authority, Inc .......................        12,980
     1,500    * The Steak n Shake Co ............................        19,590
       500    * Thomas Nelson, Inc ..............................         4,995
     1,000      Thor Industries, Inc ............................        34,400
     2,700    * THQ, Inc ........................................        63,990
     2,300    * Too, Inc ........................................        54,073
     2,500    * Topps Co, Inc ...................................        21,750
     4,200    * Tower Automotive, Inc ...........................        33,600
       400    * Tropical Sportswear International Corp ..........         6,753
     2,200    * Tyler Technologies, Inc .........................         9,966
     3,400    * Unifi, Inc ......................................        25,262
       900    * Universal Electronics, Inc ......................         9,261
       500    * Urban Outfitters, Inc ...........................        13,690
       600    * Vail Resorts, Inc ...............................         9,570
     1,300    * Vans, Inc .......................................         9,035
     2,200    * Vastera, Inc ....................................         8,556
     1,600    * Wabash National Corp ............................         8,400
       700    * West Marine, Inc ................................         8,890
     2,300    * Westpoint Stevens, Inc ..........................         2,737
     1,700    * Wet Seal, Inc (Class A) .........................        21,284
     1,000    * Wilsons The Leather Experts, Inc ................         7,690
       800      Winnebago Industries, Inc .......................        33,992
     1,500    * WMS Industries, Inc .............................        23,100
     2,800      Wolverine World Wide, Inc .......................        46,676
       600      Woodward Governor Co ............................        29,310
       700    * World Wrestling Federation Entertainment, Inc ...         6,790
     3,700    * XM Satellite Radio Holdings, Inc ................        19,573
     1,000    * Young Broadcasting, Inc (Class A) ...............        10,990
     2,000    * Zomax, Inc ......................................         8,400
                                                                    -----------
                TOTAL CONSUMER CYCLICAL                               5,112,577
                                                                    -----------
CONSUMER NON-CYCLICAL--5.38%
       800    * 1-800-Flowers.com, Inc (Class A) ................         6,848
     1,600    * 7-Eleven, Inc ...................................        14,480
       800    * AC Moore Arts & Crafts, Inc .....................        17,720
     1,100    * American Italian Pasta Co (Class A) .............        41,800
     1,100    * Applica, Inc ....................................         5,445
       500    * Asbury Automotive Group, Inc ....................         5,690
     1,600    * Aurora Foods, Inc ...............................         2,128
     2,200      Blyth, Inc ......................................        61,490
     2,200    * The Bombay Co, Inc ..............................         6,094
       600    * Boston Beer Co, Inc (Class A) ...................         8,460
       200      Bridgford Foods Corp ............................         2,098
     2,500    * Cadiz, Inc ......................................         9,750
     2,600      Casey's General Stores, Inc .....................        32,500
     2,400    * Chiquita Brands International, Inc ..............        38,712
       100      Coca-Cola Bottling Co Consolidated ..............         4,700

    SHARES                                                             VALUE
    ------                                                             -----
     2,300      Corn Products International, Inc ................   $    65,665
     1,300    * Cost Plus, Inc ..................................        34,307
       300      Deb Shops, Inc ..................................         8,316
       300    * DEL Laboratories, Inc ...........................         5,760
     1,800    * Del Monte Foods Co ..............................        16,542
     2,500      Delta & Pine Land Co ............................        47,100
     2,800      DIMON, Inc ......................................        17,864
     1,700    * Drugstore.Com, Inc ..............................         3,264
     1,500    * Duane Reade, Inc ................................        24,735
       700    * Electronics Boutique Holdings Corp ..............        20,328
     1,100    * FAO, Inc ........................................         4,202
       900    * Factory 2-U Stores, Inc .........................         2,160
       100      Farmer Brothers Co ..............................        32,200
       400    * Finlay Enterprises, Inc .........................         7,160
     3,100      Fleming Cos, Inc ................................        17,670
     1,500    * Flowers Foods, Inc ..............................        32,535
     1,300    * FTI Consulting, Inc .............................        50,739
       400    * Gaiam, Inc ......................................         4,620
       700    * Galyans Trading Co, Inc .........................         7,616
       400    * Gart Sports Co ..................................         8,232
     1,100    * Great Atlantic & Pacific Tea Co, Inc ............        11,022
       200    * Green Mountain Coffee, Inc ......................         2,860
     1,600    * Hain Celestial Group, Inc .......................        26,304
       400    * Horizon Organic Holding Corp ....................         5,852
     1,600      Hughes Supply, Inc ..............................        49,456
       700      Ingles Markets, Inc (Class A) ...................         8,154
     2,800    * Insight Enterprises, Inc ........................        33,236
       200      Inter Parfums, Inc ..............................         1,300
     3,000      Interface, Inc (Class A) ........................        15,000
     1,100    * International Multifoods Corp ...................        22,858
     2,900      Interstate Bakeries Corp ........................        65,975
       400    * J & J Snack Foods Corp ..........................        16,104
     1,200    * Jill (J.) Group, Inc ............................        26,340
     3,000      JM Smucker Co ...................................       115,080
     1,600      Lance, Inc ......................................        20,576
       700    * Lithia Motors, Inc (Class A) ....................        13,930
     2,100      Longs Drug Stores Corp ..........................        52,500
       500    * MarineMax, Inc ..................................         5,600
     1,100    * Marvel Enterprises, Inc .........................         6,985
       900    * Monterey Pasta Co ...............................         5,373
       600      Movado Group, Inc ...............................        10,314
       700      Nash Finch Co ...................................        11,515
       200    * National Beverage Corp ..........................         2,730
       800      Nature's Sunshine Products, Inc .................         8,768
     2,800    * NBTY, Inc .......................................        46,732
       400    * Netflix, Inc ....................................         4,920
     3,000      Nu Skin Enterprises, Inc (Class A) ..............        39,000
     7,900    * OfficeMax, Inc ..................................        38,315
     1,000      Oneida Ltd ......................................        15,400
       200    * Overstock.com, Inc ..............................         1,210
       400    * Party City Corp .................................         6,036
     2,000    * Pathmark Stores, Inc ............................        22,600
       500    * PC Connection, Inc ..............................         2,955
       600    * Peets Coffee & Tea, Inc .........................         9,180
       700    * Penn Traffic Co .................................         5,355
     3,200      Pep Boys-Manny Moe & Jack .......................        46,016
     4,100    * Perrigo Co ......................................        44,825
     1,000      Pilgrim's Pride Corp (Class B) ..................         8,970
     1,900    * Playtex Products, Inc ...........................        18,905
     8,500    * Priceline.com, Inc ..............................        19,380
     1,100    * Princeton Review, Inc ...........................         6,798
     2,000    * Ralcorp Holdings, Inc ...........................        46,160
     1,200    * Restoration Hardware, Inc .......................         6,840
       600    * Revlon, Inc (Class A) ...........................         2,268
       600    * Robert Mondavi Corp (Class A) ...................        20,394

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------
    SHARES                                                             VALUE
    ------                                                             -----
CONSUMER NON-CYCLICAL--(CONTINUED)
     2,100      Ruddick Corp ....................................   $    37,401
       700      Russ Berrie & Co, Inc ...........................        23,478
       300      Sanderson Farms, Inc ............................         5,429
     1,000      Schweitzer-Mauduit International, Inc ...........        22,050
       900    * Seminis, Inc (Class A) ..........................         2,700
     2,900      Sensient Technologies Corp ......................        66,207
       500    * Sharper Image Corp ..............................        10,326
     2,400    * Shop At Home, Inc ...............................         5,136
     1,000    * Skechers U.S.A., Inc (Class A) ..................        10,330
       800    * Smart & Final, Inc ..............................         4,200
     2,300    * Stamps.com, Inc .................................        10,051
       800      Standard Commercial Corp ........................        15,648
       300    * Steinway Musical Instruments, Inc ...............         5,010
       400      Stepan Co .......................................        10,920
       500      Tasty Baking Co .................................         7,545
     1,000      Thomas Industries, Inc ..........................        27,000
       900    * Tractor Supply Co ...............................        30,087
     1,100    * Trans World Entertainment Corp ..................         5,577
       900    * Triarc Cos, Inc .................................        21,870
       600    * Tuesday Morning Corp ............................        10,920
     3,500      Tupperware Corp .................................        62,545
     1,300    * Tweeter Home Entertainment Group, Inc ...........        10,634
     1,100    * United Auto Group, Inc ..........................        17,710
     1,300    * United Natural Foods, Inc .......................        25,974
     1,800      Universal Corp ..................................        69,120
     1,400    * Valuevision International, Inc (Class A) ........        18,619
     1,400      Vector Group Ltd ................................        22,806
       600    * Virbac Corp .....................................         3,012
       700      Weis Markets, Inc ...............................        23,303
       700    * Whitehall Jewellers, Inc ........................         8,624
     1,300    * Wild Oats Markets, Inc ..........................        15,080
     1,800    * Yankee Candle Co, Inc ...........................        31,860
                                                                    -----------
                TOTAL CONSUMER NON-CYCLICAL                           2,260,193
                                                                    -----------
ENERGY--3.43%
     1,100    * 3TEC Energy Corp ................................        16,390
       600    * Atwood Oceanics, Inc ............................        18,480
     1,100      Berry Petroleum Co (Class A) ....................        18,205
     2,300    * Tom Brown, Inc ..................................        55,522
     1,900      Cabot Oil & Gas Corp (Class A) ..................        41,990
     2,500    * Cal Dive International, Inc .....................        53,150
       600      CARBO Ceramics, Inc .............................        19,848
     9,500    * Chesapeake Energy Corp ..........................        59,090
     1,500    * Comstock Resources, Inc .........................         9,300
     1,600    * Denbury Resources, Inc ..........................        16,144
       500    * Dril-Quip, Inc ..................................         9,100
       600    * Encore Acquisition Co ...........................        10,500
     1,300    * Energy Partners Ltd .............................        10,335
     1,300    * Evergreen Resources, Inc ........................        49,894
     1,000    * Exploration Co Of Delaware, Inc .................         5,900
     1,800      Frontier Oil Corp ...............................        23,400
     1,000      Getty Realty Corp ...............................        19,850
     4,500    * Global Industries Ltd ...........................        20,385
    11,200    * Grey Wolf, Inc ..................................        35,840
       500    * Gulf Island Fabrication, Inc ....................         5,840
     3,300    * Hanover Compressor Co ...........................        35,904
     2,300    * Harvest Natural Resources, Inc ..................         9,131
       700      Holly Corp ......................................        12,250
     1,200    * Horizon Offshore, Inc ...........................         6,108
       700    * Houston Exploration Co ..........................        21,350
       800    * Hydril Co .......................................        20,680
     3,000    * Input/Output, Inc ...............................        20,460
     6,500    * Key Energy Services, Inc ........................        51,675
     1,000    * Key Production Co, Inc ..........................        17,010
       400      Lufkin Industries, Inc ..........................        11,084

    SHARES                                                             VALUE
    ------                                                             -----
     3,200    * Magnum Hunter Resources, Inc ....................   $    16,928
     2,500    * Maverick Tube Corp ..............................        29,100
     2,200    * Meridian Resource Corp ..........................         5,478
     1,100    * Nuevo Energy Co .................................        12,364
     1,600    * Oceaneering International, Inc ..................        39,680
     5,200    * Parker Drilling Co ..............................        12,376
     1,600      Patina Oil & Gas Corp ...........................        45,584
       200    * Petroleum Helicopters (Vote) ....................         5,870
     1,600    * Plains Resources, Inc ...........................        40,688
       700    * Prima Energy Corp ...............................        14,462
     1,200    * Pure Resources, Inc .............................        27,600
     3,400    * Range Resources Corp ............................        16,150
     1,400    * Remington Oil & Gas Corp ........................        20,314
       700      RPC, Inc ........................................         8,750
     1,200    * Seacor Smit, Inc ................................        46,800
     1,600    * Spinnaker Exploration Co ........................        48,080
     1,900      St. Mary Land & Exploration Co ..................        44,650
     1,500    * Stone Energy Corp ...............................        49,800
     3,300    * Superior Energy Services, Inc ...................        26,301
     1,600    * Swift Energy Co .................................        19,632
     4,400    * Tesoro Petroleum Corp ...........................        14,388
     1,000    * Transmontaigne, Inc .............................         5,100
     1,500    * Trico Marine Services, Inc ......................         4,830
     2,400    * Unit Corp .......................................        42,384
     1,100    * Universal Compression Holdings, Inc .............        22,220
     2,100    * Veritas DGC, Inc ................................        24,654
     3,300      Vintage Petroleum, Inc ..........................        34,254
     1,600    * W-H Energy Services, Inc ........................        24,816
     1,100    * Westport Resources Corp .........................        20,031
       600      World Fuel Services Corp ........................        11,220
                                                                    -----------
                TOTAL ENERGY                                          1,439,319
                                                                    -----------
FINANCIAL SERVICES--22.89%
       700      ABC Bancorp .....................................         9,373
       900      Acadia Realty Trust .............................         6,750
     1,600      Advanta Corp (Class A) ..........................        15,120
       700      Alabama National Bancorp ........................        31,115
     1,200      Alexandria Real Estate Equities, Inc ............        51,600
     2,300      Alfa Corp .......................................        29,621
       800      Allegiant Bancorp, Inc ..........................        13,080
     1,700      Amcore Financial, Inc ...........................        39,100
       400      American National Bankshares, Inc ...............        10,640
     2,800      American Capital Strategies Ltd .................        53,704
     1,600      American Financial Holdings, Inc ................        49,520
       600      American Home Mortgage Holdings, Inc ............         7,098
       600    * American Physicians Capital, Inc ................        10,710
     6,200    * Ameritrade Holding Corp .........................        23,002
     1,000      AMLI Residential Properties Trust ...............        22,100
     1,400      Anchor Bancorp Wisconsin, Inc ...................        29,260
     3,100      Anthracite Capital, Inc .........................        38,285
     1,500      Anworth Mortgage Asset Corp .....................        20,220
     2,000      Apex Mortgage Capital, Inc ......................        26,180
     1,500      Argonaut Group, Inc .............................        24,060
       400      Arrow Financial Corp ............................        12,820
     1,100      Associated Estates Realty Corp ..................         9,108
       400      Baldwin & Lyons, Inc (Class B) ..................         8,340
       900    * Banc Corp .......................................         7,110
       300      Bancfirst Corp ..................................        14,400
       700      Bank Mutual Corp ................................        14,959
       900      Bank Of Granite Corp ............................        16,920
       300      Bank Of The Ozarks, Inc .........................         7,683
     2,800      BankAtlantic Bancorp, Inc (Class A) .............        26,880
     1,500    * Bankunited Financial Corp (Class A) .............        22,785
       700      Banner Corp .....................................        14,210
     4,200    * Bay View Capital Corp ...........................        23,856
       800    * Beazer Homes U.S.A., Inc ........................        57,200

                       SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--(CONTINUED)
     1,000      Bedford Property Investors, Inc .................   $    25,600
       400      Berkshire Hills Bancorp, Inc ....................         9,996
       400    * BKF Capital Group, Inc ..........................         8,920
     1,300      Boston Private Financial Holdings, Inc ..........        28,834
       300      Bostonfed Bancorp, Inc ..........................         9,120
     1,200      Boykin Lodging Co ...............................        11,256
     1,800      Brandywine Realty Trust .........................        40,266
     3,900      Brookline Bancorp, Inc ..........................        47,580
       200      Bryn Mawr Bank Corp .............................         7,964
       600      BSB Bancorp, Inc ................................        12,540
       200      California First National Bancorp ...............         2,724
       500      Camden National Corp ............................        12,250
     1,400      Capital Automotive REIT .........................        35,000
       500      Capital City Bank Group, Inc ....................        17,825
       500      Capitol Bancorp Ltd .............................        10,480
       700      Capstead Mortgage Corp ..........................        14,875
       800      Cascade Bancorp .................................        11,200
     1,500      Cash America International, Inc .................        11,910
     1,000      Cathay Bancorp, Inc .............................        43,230
       200      CB Bancshares, Inc ..............................         7,592
     1,400      CBL & Associates Properties, Inc ................        55,090
       600      CCBT Financial Cos, Inc .........................        15,606
       800    * CCC Information Services Group, Inc .............        10,632
     1,400      Centennial Bancorp ..............................        12,488
       700      Center Trust, Inc ...............................         4,060
       500    * Central Coast Bancorp ...........................         9,595
       200      Century Bancorp, Inc (Class A) ..................         5,360
     1,300    * Ceres Group, Inc ................................         2,886
       800      CFS Bancorp, Inc ................................        11,239
       300      Charter Financial Corp ..........................         8,952
     2,800      Charter Municipal Mortgage Acceptance Co ........        50,092
     1,500      Chateau Communities, Inc ........................        41,925
     1,900      Chelsea Property Group, Inc .....................        64,676
     1,500      Chemical Financial Corp .........................        43,395
     2,000      Chittenden Corp .................................        60,400
       600      Citizens First Bancorp, Inc .....................        11,760
     1,500    * Citizens, Inc ...................................        12,765
       500      City Bank .......................................        14,695
     1,200      City Holding Co .................................        30,624
     1,000    * Clark/Bardes, Inc ...............................        17,300
     1,000      CNA Surety Corp .................................        13,060
       300      Coastal Bancorp, Inc ............................         8,949
       600      Coastal Financial Corp ..........................         8,664
       500      CoBiz, Inc ......................................         7,950
     1,000      Colonial Properties Trust .......................        36,050
       400      Columbia Bancorp ................................         7,580
       900    * Columbia Banking System, Inc ....................        10,377
     1,700      Commerce Group, Inc .............................        64,158
     3,100      Commercial Federal Corp .........................        72,416
     2,500      Commercial Net Lease Realty, Inc ................        40,125
       500      Commonwealth Bancorp, Inc .......................        14,820
       800      Community Bank System, Inc ......................        23,848
       500      Community Banks, Inc ............................        13,345
     2,700      Community First Bankshares, Inc .................        72,765
       800      Community Trust Bancorp, Inc ....................        21,904
     1,200    * CompuCredit Corp ................................         6,204
       800      Connecticut Bancshares, Inc .....................        29,800
     3,300      Cornerstone Realty Income Trust, Inc ............        31,647
     1,100      Corporate Office Properties Trust ...............        15,290
       500      Correctional Properties Trust ...................        10,750
     1,900    * Corrections Corp Of America .....................        30,210
       600      Corus Bankshares, Inc ...........................        25,962
       500      CPB, Inc ........................................        22,440
     1,800      Crawford & Co (Class B) .........................        13,806

    SHARES                                                             VALUE
    ------                                                             -----
       900    * Credit Acceptance Corp ..........................   $     8,685
     1,700      Crown American Realty Trust .....................        16,218
     1,900    * CSK Auto Corp ...................................        24,719
     1,800      CVB Financial Corp ..............................        42,174
       900      Delphi Financial Group, Inc (Class A) ...........        34,992
     1,500      Dime Community Bancshares .......................        33,240
     1,600      East West Bancorp, Inc ..........................        52,304
     1,000      Eastgroup Properties, Inc .......................        26,250
       900    * Electro Rent Corp ...............................         9,990
       200      EMC Insurance Group, Inc ........................         2,976
     1,100      Entertainment Properties Trust ..................        24,739
       400      Equity One, Inc .................................         5,492
     1,000      Essex Property Trust, Inc .......................        51,790
     1,000    * Euronet Worldwide, Inc ..........................         7,650
       700      F & M Bancorp ...................................        22,400
       400      Farmers Capital Bank Corp .......................        13,840
       800      FBL Financial Group, Inc (Class A) ..............        14,544
     1,400      FBR Asset Investment Corp .......................        48,300
       600    * Federal Agricultural Mortgage Corp (Class C) ....        17,106
     2,600      Federal Realty Investment Trust .................        70,928
     3,000      FelCor Lodging Trust, Inc .......................        43,200
     1,100      Fidelity Bankshares, Inc ........................        22,352
       800    * Financial Federal Corp ..........................        26,704
       500      Financial Industries Corp .......................         7,675
       500      Financial Institutions, Inc .....................        13,850
     1,500      First Bancorp Puerto Rico .......................        60,765
       500      First Bancorp North Carolina ....................        12,500
       100    * First Banks America, Inc ........................         4,030
       600      First Busey Corp ................................        13,350
     2,100      First Charter Corp ..............................        36,057
       400      First Citizens Bancshares, Inc (Class A) ........        42,036
     3,900      First Commonwealth Financial Corp ...............        49,296
       500      First Community Bancorp .........................        14,475
       600      First Community Bancshares ......................        18,180
       400      First Defiance Financial Corp ...................         7,356
       400      First Essex Bancorp, Inc ........................        13,200
     1,200      First Federal Capital Corp ......................        23,100
     2,500      First Financial Bancorp .........................        44,650
       800      First Financial Bankshares, Inc .................        30,392
       500      First Financial Corp (Indiana) ..................        25,270
       900      First Financial Holdings, Inc ...................        26,424
       800      First Indiana Corp ..............................        14,800
     1,000      First Merchants Corp ............................        27,570
       500      First National Corp .............................        14,500
       600      First Niagara Financial Group, Inc ..............        17,700
       300      First Oak Brook Bancshares, Inc .................         9,567
       200      First Of Long Island Corp .......................         6,790
       900      First Place Financial Corp ......................        15,750
       700    * First Republic Bank .............................        15,428
     1,700      First Sentinel Bancorp, Inc .....................        23,579
     1,000      1st Source Corp .................................        16,900
       200      First South Bancorp, Inc ........................         7,034
       400      First State Bancorp .............................         9,704
       500      Firstfed America Bancorp, Inc ...................        12,000
     1,200    * FirstFed Financial Corp .........................        30,960
       900      Flagstar Bancorp, Inc ...........................        18,621
       700      Flushing Financial Corp .........................        12,201
       400      FNB Corp (Virginia) .............................        12,720
       600    * FPIC Insurance Group, Inc .......................         5,424
       200      Franklin Financial Corp .........................         4,930
     3,900      Fremont General Corp ............................        19,812
     1,000    * Friedman, Billings, Ramsey Group, Inc ...........         9,900
     1,100      Frontier Financial Corp .........................        27,941
       400    * Gabelli Asset Management, Inc (Class A) .........        12,116
     1,700      Gables Residential Trust ........................        48,739

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--(CONTINUED)
     5,500    * Gartner, Inc (Class A) ..........................   $    52,195
       500      GBC Bancorp .....................................        10,275
       600      German American Bancorp .........................        10,854
     1,100      Glacier Bancorp, Inc ............................        25,300
       600      Gladstone Capital Corp ..........................        10,230
     1,100      Glenborough Realty Trust, Inc ...................        22,594
     2,000      Glimcher Realty Trust ...........................        38,000
     2,000      Gold Banc Corp, Inc .............................        19,900
       300      Granite State Bankshares, Inc ...................        10,200
       500      Great American Financial Resources, Inc .........         7,975
       900      Great Lakes REIT, Inc ...........................        15,750
       400      Great Southern Bancorp, Inc .....................        14,400
       900      Hancock Holding Co ..............................        43,632
       600    * Hanmi Financial Corp ............................         9,270
     1,500      Harbor Florida Bancshares, Inc ..................        33,600
     2,000      Harleysville Group, Inc .........................        46,760
     1,300      Harleysville National Corp ......................        33,657
       400    * Hawthorne Financial Corp ........................        10,392
     2,600      Health Care REIT, Inc ...........................        72,800
     2,800      Healthcare Realty Trust, Inc ....................        88,480
     1,200      Heritage Property Investment Trust ..............        29,664
     1,900      Hilb, Rogal & Hamilton Co .......................        85,025
     1,700      Home Properties Of New York, Inc ................        58,225
     5,200    * Homestore, Inc ..................................         2,080
     3,600      Hooper Holmes, Inc ..............................        22,572
     2,400      Horace Mann Educators Corp ......................        38,568
     8,700      HRPT Properties Trust ...........................        72,297
     1,000      Hudson River Bancorp, Inc .......................        26,220
       700      Humboldt Bancorp ................................         8,918
       400      IBERIABANK Corp .................................        15,852
     2,900      IMPAC Mortgage Holdings, Inc ....................        35,496
       200      Independence Holding Co .........................         3,700
       800      Independent Bank Corp (Massachusetts) ...........        17,304
       800      Independent Bank Corp (Michigan) ................        26,720
     1,700      Innkeepers U.S.A. Trust .........................        14,501
     1,300    * Insignia Financial Group, Inc ...................        10,660
       700    * Insurance Auto Auctions, Inc ....................        12,600
     1,000      Integra Bank Corp ...............................        20,760
       600      Interchange Financial Services Co ...............        10,050
     1,600      International Bancshares Corp ...................        63,600
     1,900      Investors Real Estate Trust .....................        19,437
     2,300      IRT Property Co .................................        28,152
     1,000      Irwin Financial Corp ............................        17,290
       300    * Itla Capital Corp ...............................         9,000
     2,900    * ITT Educational Services, Inc ...................        52,925
     2,400      JDN Realty Corp .................................        30,576
     1,300      Jefferies Group, Inc ............................        56,680
     2,000    * Jones Lang LaSalle, Inc .........................        43,000
       200      Kansas City Life Insurance Co ...................         7,808
     1,000      Keystone Property Trust .........................        16,740
     1,600      Kilroy Realty Corp ..............................        39,040
     5,500    * Knight Trading Group, Inc .......................        23,375
     1,300      Koger Equity, Inc ...............................        23,010
     1,200      Kramont Realty Trust ............................        18,360
     9,300    * La Quinta Corp ..................................        48,639
       700      Lakeland Bancorp, Inc ...........................        13,398
       300      Lakeland Financial Corp .........................         7,425
     1,300      Landamerica Financial Group, Inc ................        45,695
       100      Leeds Federal Bankshares, Inc ...................         3,160
       500    * LendingTree, Inc ................................         7,995
     1,600      Lexington Corporate Properties Trust ............        26,240
     1,100      Liberty Corp ....................................        41,734
     1,500      LNR Property Corp ...............................        52,080
     1,300    * Local Financial Corp ............................        19,097

    SHARES                                                             VALUE
    ------                                                             -----
       600      LSB Bancshares, Inc .............................   $    10,170
       900      LTC Properties, Inc .............................         6,318
       400      Macatawa Bank Corp ..............................         7,800
     2,200      Macerich Co .....................................        67,980
     1,300      MAF Bancorp, Inc ................................        44,590
       700      Main Street Banks, Inc ..........................        13,475
       400      MainSource Financial Group, Inc .................         9,812
       900      Manufactured Home Communities, Inc ..............        29,790
       300      MASSBANK Corp ...................................         9,435
       800      MB Financial, Inc ...............................        27,696
     1,500      MCG Capital Corp ................................        23,805
       500      Medford Bancorp, Inc ............................        17,460
       100    * MEEMIC Holdings, Inc ............................         2,898
       300      Merchants Bancshares, Inc .......................         7,500
     2,800      Meristar Hospitality Corp .......................        29,680
       600    * Meritage Corp ...................................        23,736
     2,100      Metris Cos, Inc .................................         7,371
     2,900      MFA Mortgage Investments, Inc ...................        28,101
     1,200      Mid Atlantic Realty Trust .......................        18,600
     1,000      Mid-America Apartment Communities, Inc ..........        25,600
     1,600      Mid-State Bancshares ............................        28,480
       500      Midland Co ......................................        10,215
       600      Midwest Banc Holdings, Inc ......................        11,412
     1,500      Mills Corp ......................................        43,500
     1,000      Mission West Properties, Inc ....................        11,990
       400      Mississippi Valley Bancshares, Inc ..............        20,628
       300      Nara Bancorp, Inc ...............................         5,517
       200      NASB Financial, Inc .............................         4,150
     1,600      National Health Investors, Inc ..................        24,352
       400      National Health Realty, Inc .....................         6,552
     1,200      National Penn Bancshares, Inc ...................        34,020
       100    * National Western Life Insurance Co (Class A) ....        10,300
     3,300      Nationwide Health Properties, Inc ...............        57,255
       300    * Navigators Group, Inc ...........................         6,915
       533      NBC Capital Corp ................................        13,938
     2,000      NBT Bancorp, Inc ................................        36,480
     3,300    * NetBank, Inc ....................................        38,181
     1,100      New Century Financial Corp ......................        34,331
       700      Northwest Bancorp, Inc ..........................         9,589
       700      Novastar Financial, Inc .........................        20,650
       100    * NYMAGIC, Inc ....................................         1,476
       700      OceanFirst Financial Corp .......................        16,380
     2,500    * Ocwen Financial Corp ............................         7,925
     1,100      Odyssey Re Holdings Corp ........................        18,810
     3,400    * Ohio Casualty Corp ..............................        58,208
       500      Old Second Bancorp, Inc .........................        18,410
       600      Omega Financial Corp ............................        20,088
       800      Oriental Financial Group, Inc ...................        17,600
     2,400      Pacific Capital Bancorp .........................        65,760
     1,100      Pacific Northwest Bancorp .......................        32,846
       700    * Pacific Union Bank ..............................         8,568
     2,200      Pan Pacific Retail Properties, Inc ..............        74,580
       300      Parkvale Financial Corp .........................         7,410
       500      Parkway Properties, Inc .........................        18,065
       500      Partners Trust Financial Group, Inc .............         6,980
       200      Peapack Gladstone Financial Corp ................        12,650
       400      Pennfed Financial Services, Inc .................        10,800
       500      Pennrock Financial Services Corp ................        14,500
       900      Pennsylvania Real Estate Investment Trust .......        23,391
       500      Peoples Bancorp, Inc ............................        14,275
       400      Peoples Holding Co ..............................        16,400
       800      PFF Bancorp, Inc ................................        23,920
     1,100    * Philadelphia Consolidated Holding Corp ..........        39,875
       400    * Pico Holdings, Inc ..............................         5,160
     1,800      PMA Capital Corp (Class A) ......................        28,440

                       SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--(CONTINUED)
       300      Port Financial Corp .............................   $    11,418
     2,300      Post Properties, Inc ............................        66,677
     2,100      Prentiss Properties Trust .......................        62,223
     1,400      Presidential Life Corp ..........................        22,414
     1,300    * Price Legacy Corp ...............................         3,770
       300      PrivateBancorp, Inc .............................         9,375
     1,500    * ProAssurance Corp ...............................        24,900
       700      Prosperity Bancshares, Inc ......................        12,565
       200      Provident Bancorp, Inc ..........................         5,830
     1,600      Provident Bankshares Corp .......................        35,776
       700      PS Business Parks, Inc ..........................        24,255
       300    * Quaker City Bancorp, Inc ........................        10,245
     1,000      R & G Financial Corp (Class B) ..................        21,940
     1,000      RAIT Investment Trust ...........................        23,150
       600      Ramco-Gershenson Properties .....................        11,826
     2,300      Realty Income Corp ..............................        78,315
       800      Redwood Trust, Inc ..............................        23,648
     3,200      Republic Bancorp, Inc ...........................        41,760
       500      Republic Bancorp, Inc (Kentucky) (Class A) ......         5,890
       300    * Republic Bancshares, Inc ........................         6,027
     1,000      Resource America, Inc (Class A) .................         8,150
     2,000      RFS Hotel Investors, Inc ........................        23,100
       900      Riggs National Corp .............................        13,005
       400      RLI Corp ........................................        22,548
       300      Royal Bancshares Of Pennsylvania (Class A) ......         5,655
     1,800      S & T Bancorp, Inc ..............................        46,260
       400      S.Y. Bancorp, Inc ...............................        14,480
     1,000      Sandy Spring Bancorp, Inc .......................        33,300
       600      Santander Bancorp ...............................         9,618
       700      Saul Centers, Inc ...............................        16,268
     1,900    * Saxon Capital, Inc ..............................        25,175
       700      Seacoast Banking Corp Of Florida ................        13,825
     1,600      Seacoast Financial Services Corp ................        34,528
       600      Second Bancorp, Inc .............................        16,338
     1,800      Selective Insurance Group, Inc ..................        44,820
     3,100      Senior Housing Properties Trust .................        39,060
       500      Simmons First National Corp (Class A) ...........        18,990
       800      Sizeler Property Investors ......................         8,304
     1,800      SL Green Realty Corp ............................        58,554
     5,000    * SoundView Technology Group, Inc .................         7,200
     2,700      South Financial Group, Inc ......................        57,159
       300      Southwest Bancorp, Inc ..........................         7,980
     1,900    * Southwest Bancorp Of Texas, Inc .................        71,345
       900      Sovran Self Storage, Inc ........................        27,657
       500      St. Francis Capital Corp ........................        11,209
       800      State Auto Financial Corp .......................        12,080
       500      State Bancorp, Inc ..............................         8,660
     3,700      Staten Island Bancorp, Inc ......................        67,191
       600      Sterling Bancorp ................................        16,932
     2,600      Sterling Bancshares, Inc ........................        36,868
     1,100      Sterling Financial Corp (Pennsylvania) ..........        27,588
       800    * Sterling Financial Corp/Spokane .................        15,200
     1,200    * Stewart Information Services Corp ...............        23,640
       800      Suffolk Bancorp .................................        25,600
       400      Summit Bancshares, Inc ..........................         9,080
     1,500      Summit Properties, Inc ..........................        30,825
       300      Sun Bancorp, Inc ................................         6,885
     1,000      Sun Communities, Inc ............................        36,990
       400    * Sun Bancorp, Inc ................................         5,400
       500      Superior Financial Corp .........................         9,500
     2,600      Susquehanna Bancshares, Inc .....................        59,176
       900      SWS Group, Inc ..................................        11,763
     1,300    * Syntroleum Corp .................................         2,249
     1,900      Taubman Centers, Inc ............................        27,550

    SHARES                                                             VALUE
    ------                                                             -----
     1,500      Texas Regional Bancshares, Inc (Class A) ........   $    54,375
     3,000      Thornburg Mortgage, Inc .........................        58,710
       600      Three Rivers Bancorp, Inc .......................        10,080
       500      Tompkins Trustco, Inc ...........................        24,025
     1,000      Town & Country Trust ............................        21,800
     2,000    * Trammell Crow Co ................................        20,680
       200    * Transcontinental Realty Investors, Inc ..........         3,336
       600    * Triad Guaranty, Inc .............................        24,300
       300      Trico Bancshares ................................         7,599
       600      Troy Financial Corp .............................        16,662
     1,300      Trust Co Of New Jersey ..........................        32,461
     4,800      Trustco Bank Corp NY ............................        56,400
     1,300      U.S. Restaurant Properties, Inc .................        19,175
       800      U.S.B. Holding Co, Inc ..........................        13,536
     1,200      UCBH Holdings, Inc ..............................        46,068
     2,600    * UICI ............................................        45,760
     1,100      UMB Financial Corp ..............................        44,495
     1,300      Umpqua Holdings Corp ............................        21,840
       700    * Union Acceptance Corp (Class A) .................         2,905
       500      Union Bankshares Corp ...........................        11,615
     2,500      United Bankshares, Inc ..........................        74,250
     1,100      United Community Banks, Inc .....................        28,314
     2,100      United Community Financial Corp .................        18,648
       500      United Fire & Casualty Co .......................        18,135
     1,100      United National Bancorp .........................        23,760
     1,600    * Universal American Financial Corp ...............         9,888
       700      Universal Health Realty Income Trust ............        19,012
     1,500      Unizan Financial Corp ...........................        29,760
     1,200      Urstadt Biddle Properties, Inc (Class A) ........        13,716
       100      Value Line, Inc .................................         4,050
     2,300      Vesta Insurance Group, Inc ......................         6,624
       800    * VIB Corp ........................................        11,960
       500      Virginia Financial Group, Inc ...................        15,050
     2,900      W Holding Co, Inc ...............................        51,127
       200      Warwick Community Bancorp .......................         5,120
     2,500      Washington Real Estate Investment Trust .........        65,900
       900      Washington Trust Bancorp, Inc ...................        18,450
     2,500      Waypoint Financial Corp .........................        44,123
       400    * Wellsford Real Properties, Inc ..................         7,160
     1,500      Wesbanco, Inc ...................................        37,470
     1,100      West Coast Bancorp ..............................        17,422
       800      Westcorp ........................................        16,216
       300      Westfield Financial, Inc ........................         4,650
       500    * WFS Financial, Inc ..............................        10,825
       300      Willow Grove Bancorp, Inc .......................         3,600
     1,200      Winston Hotels, Inc .............................         9,528
     1,000      Wintrust Financial Corp .........................        32,089
       700    * World Acceptance Corp ...........................         5,712
       500      WSFS Financial Corp .............................        13,245
    10,100    * Wyndham International, Inc (Class A) ............         5,353
       400      Yardville National Bancorp ......................         7,040
       600      Zenith National Insurance Corp ..................        15,792
                                                                    -----------
                TOTAL FINANCIAL SERVICES                              9,613,757
                                                                    -----------
HEALTH CARE--13.11%
       800    * aaiPharma, Inc ..................................        12,800
     5,300    * Abgenix, Inc ....................................        38,478
       800    * Abiomed, Inc ....................................         4,080
     2,100    * Adolor Corp .....................................        28,350
       600    * Advanced Neuromodulation Systems, Inc ...........        21,426
     4,900    * Advanced Tissue Sciences, Inc ...................         5,488
       300    * Advisory Board Co/The ...........................         9,975
     1,700    * Aksys Ltd .......................................        10,013
       900    * Alaris Medical, Inc .............................         4,554
     1,400    * Albany Molecular Research, Inc ..................        27,790
     2,700    * Alderwoods Group, Inc ...........................        18,009

                       SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
HEALTH CARE--(CONTINUED)
     1,200    * Alexion Pharmaceuticals, Inc ....................   $    14,584
     2,200    * Align Technology, Inc ...........................         7,150
     3,700    * Alkermes, Inc ...................................        28,675
       800    * Alliance Imaging, Inc ...........................        10,624
     1,500    * Allos Therapeutics, Inc .........................        11,580
     1,500    * Allscripts Healthcare Solutions, Inc ............         3,600
     2,000      Alpharma, Inc (Class A) .........................        20,020
     1,300    * American Medical Systems Holdings, Inc ..........        28,405
       700    * American Healthways, Inc ........................        11,900
       400    * American Medical Security Group, Inc ............         6,000
       600    * American Pharmaceutical Partners, Inc ...........        10,020
       700    * AMERIGROUP Corp .................................        20,188
     1,900    * Ameripath, Inc ..................................        31,255
     1,400    * Amsurg Corp .....................................        42,966
     4,200    * Amylin Pharmaceuticals, Inc .....................        54,516
     1,500    * Antigenics, Inc .................................        13,500
     1,200    * Aphton Corp .....................................         5,460
     4,600    * Applera Corp (Celera Genomics Group) ............        40,250
     1,000    * Applied Molecular Evolution .....................         4,600
     2,800    * Apria Healthcare Group, Inc .....................        65,520
     1,300    * Arena Pharmaceuticals, Inc ......................         8,216
     1,900    * Ariad Pharmaceuticals, Inc ......................         6,232
     1,400    * Arqule, Inc .....................................         9,268
     1,300    * Array Biopharma, Inc ............................        10,166
       600      Arrow International, Inc ........................        19,998
     1,500    * Arthrocare Corp .................................        19,470
     1,700    * Atherogenics, Inc ...............................        11,900
     1,400    * Atrix Laboratories, Inc .........................        20,720
     3,900    * AVANIR Pharmaceuticals (Class A) ................         5,577
     1,400    * Avigen, Inc .....................................        12,040
       800    * Benthley Pharmaceuticals, Inc ...................         7,600
     6,600    * Beverly Enterprises, Inc ........................        16,434
     1,200    * Bio-Rad Laboratories, Inc (Class A) .............        50,520
       500    * Bio-Reference Labs, Inc .........................         3,411
     4,000    * Bio-Technology General Corp .....................        13,800
     2,500    * BioMarin Pharmaceutical, Inc ....................        10,773
     1,300    * Biopure Corp ....................................         5,460
       200    * Bioreliance Corp ................................         4,052
       800    * Biosite, Inc ....................................        23,520
       600    * Bone Care International, Inc ....................         3,594
       600    * Bradley Pharmaceuticals, Inc ....................         5,094
       800    * Britesmile, Inc .................................           840
       600    * Bruker AXS, Inc .................................         1,350
       800    * Bruker Daltonics, Inc ...........................         3,832
     1,700    * Caliper Technologies Corp .......................         7,480
       400    * Cantel Medical Corp .............................         5,200
     3,700    * Cardiac Science, Inc ............................         4,773
     2,100    * Cardiodynamics International Corp ...............         5,838
     2,200    * Cell Genesys, Inc ...............................        26,840
     2,300    * Cell Therapeutics, Inc ..........................        10,971
       400    * Centene Corp ....................................         9,400
     1,800    * Cepheid, Inc ....................................         7,704
       900    * Cerus Corp ......................................        16,110
       400    * Chattem, Inc ....................................        15,200
       800    * Cholestech Corp .................................        10,160
     1,000    * Cima Labs, Inc ..................................        23,370
     1,400    * Ciphergen Biosystems, Inc .......................         4,690
       400    * Closure Medical Corp ............................         5,220
       600    * Cobalt Corp .....................................        10,590
     2,000    * Coherent, Inc ...................................        41,240
     1,800    * Columbia Laboratories, Inc ......................         8,100
       200    * Computer Programs & Systems, Inc ................         4,658
     1,200    * Conceptus, Inc ..................................        18,348
     1,800    * Conmed Corp .....................................        36,990

    SHARES                                                             VALUE
    ------                                                             -----
     2,100    * Connetics Corp ..................................   $    21,756
     1,000      Cooper Cos, Inc .................................        52,080
     3,100    * Corixa Corp .....................................        21,514
       400    * Corvel Corp .....................................        11,620
     4,200    * Covance, Inc ....................................        80,724
     2,200    * Cross County, Inc ...............................        30,910
     1,100    * CryoLife, Inc ...................................         3,531
     1,800    * Cubist Pharmaceuticals, Inc .....................         8,910
     2,900    * CuraGen Corp ....................................        14,091
       700    * Curative Health Services, Inc ...................         8,260
     1,800    * CV Therapeutics, Inc ............................        39,024
     1,500    * Cyberonics, Inc .................................        27,750
       900      D&K Healthcare Resources, Inc ...................        21,285
       800      Datascope Corp ..................................        22,968
     2,500    * Decode Genetics, Inc ............................         5,700
       600    * Deltagen, Inc ...................................           900
     2,100    * Dendrite International, Inc .....................        15,435
       600    * Dianon Systems, Inc .............................        24,318
       800    * Digene Corp .....................................         6,968
     1,100    * Discovery Partners International, Inc ...........         4,037
     1,600    * Diversa Corp ....................................        14,352
       500    * DJ Orthopedics, Inc .............................         2,040
     1,700    * Durect Corp .....................................         7,582
       800    * DVI, Inc ........................................        10,848
       400    * Dynacq International, Inc .......................         5,564
     2,300    * Eclipsys Corp ...................................        15,295
       500    * Embrex, Inc .....................................         5,850
     1,400    * Endo Pharmaceuticals Holdings, Inc ..............        13,020
       900    * Endocardial Solutions, Inc ......................         2,646
     1,200    * Endocare, Inc ...................................        12,828
     1,600    * Enzo Biochem, Inc ...............................        22,400
     2,900    * Enzon, Inc ......................................        62,785
       700    * Eon Labs, Inc ...................................        14,539
       800    * EPIX Medical, Inc ...............................         4,016
       600    * eResearch Technology, Inc .......................        11,058
     2,000    * Esperion Therapeutics, Inc ......................        12,160
       800    * Exact Sciences Corp .............................        10,424
     3,100    * Exelixis, Inc ...................................        15,190
     1,500    * First Horizon Pharmaceutical ....................         9,345
     1,900    * Gene Logic, Inc .................................        16,283
       600    * Genencor International, Inc .....................         5,670
     1,900    * Genesis Health Ventures, Inc ....................        28,120
     2,900    * Genta, Inc ......................................        21,167
     2,600    * Genzyme Corp (Biosurgery Division) ..............         7,280
     1,700    * Geron Corp ......................................         8,058
     1,600    * Guilford Pharmaceuticals, Inc ...................         6,560
     1,200    * Haemonetics Corp ................................        31,008
     1,300    * Hanger Orthopedic Group, Inc ....................        22,672
     1,200    * Harvard Bioscience, Inc .........................         5,760
       600    * Healthcare Services Group .......................         7,200
     1,000    * HealthExtras, Inc ...............................         4,260
       500    * HealthTronics Surgical Services, Inc ............         6,250
     1,300    * Hologic, Inc ....................................        13,000
     2,800    * I-many, Inc .....................................         7,112
       700    * ICU Medical, Inc ................................        26,572
     2,200    * Idexx Laboratories, Inc .........................        66,682
     1,100    * IDX Systems Corp ................................        13,849
     1,100    * Igen International, Inc .........................        36,157
     2,200    * Ilex Oncology, Inc ..............................        11,110
     1,600    * Illumina, Inc ...................................         5,360
     3,500    * ImClone Systems, Inc ............................        26,845
       400    * Immucor, Inc ....................................        10,700
     2,700    * Immunogen, Inc ..................................         9,936
     2,800    Immunomedics, Inc .................................        15,932
     1,000    * Impath, Inc .....................................        10,820

                       SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
HEALTH CARE--(CONTINUED)
     1,700    * Impax Laboratories, Inc .........................   $    10,013
       800    * Inamed Corp .....................................        18,920
     4,600    * Incyte Genomics, Inc ............................        22,632
     2,600    * Indevus Pharmaceuticals, Inc ....................         3,900
     3,700    * Inhale Therapeutic Systems, Inc .................        23,310
     1,300    * Integra LifeSciences Holding ....................        20,280
     1,800    * Integrated Silicon Solution, Inc ................         8,694
     1,700    * InterMune, Inc ..................................        49,793
     1,200    * Interpore International .........................         7,884
     2,000    * Intuitive Surgical, Inc .........................        16,200
     1,800      Invacare Corp ...................................        64,170
       500    * Inverness Medical Innovations, Inc ..............         6,945
     3,200    * Isis Pharmaceuticals, Inc .......................        28,704
       700    * Kendle International, Inc .......................         5,439
       500    * Kensey Nash Corp ................................         8,000
       800    * Kindred Healthcare, Inc .........................        29,872
       400    * Kos Pharmaceuticals, Inc ........................         4,916
     1,100    * Kosan Biosciences, Inc ..........................         7,282
     1,500    * KV Pharmaceutical Co (Class A) ..................        28,335
       400    * Kyphon, Inc .....................................         5,520
     2,900    * La Jolla Pharmaceutical Co ......................        14,761
       400    * LabOne, Inc .....................................         7,556
       500      Landauer, Inc ...................................        16,060
       200    * Lannett Co, Inc .................................         2,120
     2,300    * Lexicon Genetics, Inc ...........................        11,477
       700    * Lifecore Biomedical, Inc ........................         5,663
     3,500    * Ligand Pharmaceuticals, Inc (Class B) ...........        23,275
     1,300    * Luminex Corp ....................................         9,789
     1,700    * Magellan Health Services, Inc ...................         1,173
     1,400    * Martek Biosciences Corp .........................        23,352
       400    * Matria Healthcare, Inc ..........................         3,420
     1,200    * MAXIMUS, Inc ....................................        26,700
     2,000    * Maxygen, Inc ....................................        15,740
       600    * Med-Design Corp .................................         2,748
     4,700    * Medarex, Inc ....................................        25,098
       400    * Medcath Corp ....................................         6,176
       500    * Medical Staffing Network Holdings, Inc ..........         8,150
     1,600    * Medicines Co ....................................        15,984
       700    * MedQuist, Inc ...................................        17,947
       600    * MedSource Technologies, Inc .....................         5,388
     1,300      Mentor Corp .....................................        38,987
       200    * Meridian Medical Technologies, Inc ..............         5,102
       800    * Merit Medical Systems, Inc ......................        13,969
     1,700    * MGI Pharma, Inc .................................        11,526
     1,600    * MIM Corp ........................................        17,680
     1,000    * Molecular Devices Corp ..........................        12,010
     1,000    * Mright Medical Group, Inc .......................        18,750
     2,700    * Mykrolis Corp ...................................        19,602
     1,600    * Myriad Genetics, Inc ............................        27,085
     2,600    * Nabi Biopharmaceuticals .........................        14,531
     1,700    * Napro Biotherapeutics, Inc ......................         3,451
       500    * Nastech Pharmaceutical Co .......................         4,030
       600    * National Healthcare Corp ........................        11,238
       500    * Neoforma, Inc ...................................         4,645
       800    * Neopharm, Inc ...................................        10,680
       800    * Neose Technologies, Inc .........................         5,520
     1,900    * Neurocrine Biosciences, Inc .....................        73,149
       900    * Neurogen Corp ...................................         8,100
     1,400    * Noven Pharmaceuticals, Inc ......................        17,220
     1,800    * NPS Pharmaceuticals, Inc ........................        35,460
     1,100    * Ocular Sciences, Inc ............................        27,093
       800    * Odyssey HealthCare, Inc .........................        22,440
     1,100    * Omega Healthcare Investors, Inc .................         5,852
     1,000    * Omnicell, Inc ...................................         6,170

    SHARES                                                             VALUE
    ------                                                             -----
     1,500    * On Assignment, Inc ..............................   $    14,985
       900    * Onyx Pharmaceuticals, Inc .......................         3,825
       900    * Option Care, Inc ................................         9,882
     1,800    * OraSure Technologies, Inc .......................         7,859
     2,100    * Orthologic Corp .................................         8,715
     2,500    * OSI Pharmaceuticals, Inc ........................        38,800
     2,300      Owens & Minor, Inc ..............................        34,615
     2,400    * Pacificare Health Systems, Inc ..................        57,216
     1,100    * Pain Therapeutics, Inc ..........................         6,491
     1,600    * Parexel International Corp ......................        15,088
       500    * PDI, Inc ........................................         2,485
     1,600    * Pediatrix Medical Group, Inc ....................        54,784
     2,000    * Per-Se Technologies, Inc ........................        17,416
     6,400    * Peregrine Pharmaceuticals, Inc ..................         3,776
     1,200    * Pharmaceutical Resources, Inc ...................        33,840
     1,600    * Pharmacopeia, Inc ...............................        13,168
       700    * PolyMedica Corp .................................        16,808
     1,200    * Possis Medical, Inc .............................        14,676
     1,500    * Pozen, Inc ......................................         7,695
     1,100    * PracticeWorks, Inc ..............................        16,390
     3,500    * Praecis Pharmaceuticals, Inc ....................        10,605
       900    * Prime Medical Services, Inc .....................         9,504
     1,600    * Priority Healthcare Corp (Class B) ..............        39,280
       500    * Progenics Pharmaceuticals .......................         2,820
     6,000    * Protein Design Labs, Inc ........................        61,140
     3,200    * Province Healthcare Co ..........................        54,400
       300    * Proxymed, Inc ...................................         4,494
     4,800    * PSS World Medical, Inc ..........................        38,640
       500    * QMed, Inc .......................................         3,575
     1,800    * Quadramed Corp ..................................         3,474
     1,700    * Quidel Corp .....................................         8,073
     1,400    * Quovadx, Inc ....................................         2,590
     1,300    * Radiologix, Inc .................................        14,859
     2,300    * Regeneron Pharmaceuticals, Inc ..................        33,695
     1,200    * RehabCare Group, Inc ............................        28,680
     1,000    * Res-Care, Inc ...................................         4,820
     2,100    * Resmed, Inc .....................................        64,428
     2,100    * Respironics, Inc ................................        68,564
     1,800    * Rigel Pharmaceuticals, Inc ......................         3,978
       700    * Rita Medical Systems, Inc .......................         3,626
     1,200    * Salix Pharmaceuticals Ltd .......................         9,564
     1,800    * Sangstat Medical Corp ...........................        35,370
     3,100    * Scios, Inc ......................................        79,887
     1,200    * Seattle Genetics, Inc ...........................         4,248
     1,200    * Select Medical Corp .............................        17,760
     4,700    * Sepracor, Inc ...................................        23,688
     2,600    * Sequenom, Inc ...................................         5,863
     1,500    * Serologicals Corp ...............................        18,045
    19,700    * Service Corp International ......................        65,010
     1,700    * Sierra Health Services, Inc .....................        31,484
     1,200    * Sangamo Biosciences, Inc ........................         2,904
     1,500    * Sola International, Inc .........................        15,960
       700    * Sonic Innovations, Inc ..........................         3,871
     1,000    * SonoSite, Inc ...................................        12,500
       500    * Specialty Laboratories, Inc .....................         4,000
     2,300    * Stericycle, Inc .................................        70,608
     6,500    * Stewart Enterprises, Inc (Class A) ..............        32,565
     1,200    * Sunrise Assisted Living, Inc ....................        27,636
     2,000    * SuperGen, Inc ...................................         6,120
       900    * SurModics, Inc ..................................        25,452
     2,600    * Sybron Dental Specialties, Inc ..................        40,716
     1,200    * Syncor International Corp .......................        40,980
     1,600    * Tanox, Inc ......................................        20,560
     2,800    * Techne Corp .....................................        85,680
     1,800    * Telik, Inc ......................................        24,300

                       SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
HEALTH CARE--(CONTINUED)
     2,900    * Texas Biotechnology Corp ........................   $     6,670
     2,000    * Theragenics Corp ................................         9,700
     1,500    * Therasense, Inc .................................        20,400
     3,300    * Thoratec Corp ...................................        26,400
     1,900    * Transkaryotic Therapies, Inc ....................        65,379
     2,100    * Triangle Pharmaceuticals, Inc ...................         8,398
       900    * Trimeris, Inc ...................................        41,580
     1,500    * TriPath Imaging, Inc ............................         2,985
     2,600    * Tularik, Inc ....................................        20,644
     1,300    * Umilab Corp .....................................        22,880
     1,000    * United Surgical Partners International, Inc .....        28,060
     1,100    * United Therapeutics Corp ........................        18,150
       900    * Urologix, Inc ...................................         4,491
     4,900    * U.S. Oncology, Inc ..............................        43,365
       600    * U.S. Physical Therapy, Inc ......................         9,180
     2,000    * Varian, Inc .....................................        65,900
     1,200    * VCA Antech, Inc .................................        16,848
       900    * Ventana Medical Systems, Inc ....................        18,297
     4,100      Ventas, Inc .....................................        53,505
     1,400    * Versicor, Inc ...................................        12,768
     1,700    * Viasys Healthcare, Inc ..........................        27,438
     1,300    * Vical, Inc ......................................         6,747
     3,200    * Visx, Inc .......................................        31,840
       400      Vital Signs, Inc ................................        11,776
     2,500    * VitalWorks, Inc .................................        19,200
     2,200    * Vivus, Inc ......................................         8,954
     1,300    * Watson Wyatt & Co Holdings ......................        26,897
     1,000    * Women First Healthcare, Inc .....................         5,310
     1,200      X-Rite, Inc .....................................        10,416
       300    * Young Innovations, Inc ..........................         7,710
       600    * Zoll Medical Corp ...............................        19,974
       700    * Zymogenetics, Inc ...............................         5,495
                                                                    -----------
                TOTAL HEALTH CARE                                     5,506,174
                                                                    -----------
OTHER--3.96%
       700    * 4Kids Entertainment, Inc ........................        14,420
     2,500      ABM Industries, Inc .............................        36,575
     1,300    * Acacia Research Corp ............................         5,135
     2,800      Acuity Brands, Inc ..............................        42,840
     1,300    * Administaff, Inc ................................         3,094
     1,300    * Advo, Inc .......................................        44,525
     2,800      Alexander & Baldwin, Inc ........................        61,880
       400    * Ambassadors Group, Inc ..........................         5,296
     1,700      Banta Corp ......................................        62,883
     1,200    * Bell Microproducts, Inc .........................         6,600
     1,300      Brady Corp (Class A) ............................        45,500
       700    * Bright Horizons Family Solutions, Inc ...........        20,825
       800    * CDI Corp ........................................        21,744
     1,200      Central Parking Corp ............................        24,312
     5,300    * Century Business Services, Inc ..................        14,522
       500    * Charles River Associates, Inc ...................         8,075
     2,600    * Corinthian Colleges, Inc ........................        95,680
       900    * Cornell Cos, Inc ................................         7,200
     2,500    * Corporate Executive Board Co ....................        70,600
       900    * CoStar Group, Inc ...............................        18,549
       200      Courier Corp ....................................         7,966
       700      Curtiss-Wright Corp .............................        39,410
     1,200    * Daisytek International Corp .....................        15,600
     1,100      Ennis Business Forms, Inc .......................        14,058
       800    * ESCO Technologies, Inc ..........................        24,048
     3,200    * Exult, Inc ......................................         9,600
       900    * Fidelity National Information Solutions, Inc ....        21,636
     1,200    * First Consulting Group, Inc .....................         8,388
     1,000    * Forrester Research, Inc .........................        16,740
       400    * General Binding Corp ............................         6,920

    SHARES                                                             VALUE
    ------                                                             -----
     1,500      Gentiva Health Services, Inc ....................   $    11,775
       700    * Hall Kinion & Associates, Inc ...................         4,025
     2,000      Harland (John H.) Co ............................        53,800
     1,200    * Heidrick & Struggles International, Inc .........        20,544
       200    * ICT Group, Inc ..................................         3,796
     1,700    * infoUSA, Inc ....................................         8,670
       800    * Invision Technologies, Inc ......................        28,608
     1,400    * Itron, Inc ......................................        23,492
     1,100      Kelly Services, Inc (Class A) ...................        24,805
     2,500    * Korn/Ferry International ........................        19,075
     2,800    * Labor Ready, Inc ................................        20,188
       300    * Lifeline Systems, Inc ...........................         6,741
     1,800      Matthews International Corp (Class A) ...........        45,000
       600      McGrath RentCorp ................................        12,510
       600    * Memberworks, Inc ................................         9,990
     6,300    * MPS Group, Inc ..................................        33,516
     1,700    * MSC.Software Corp ...............................        17,697
     2,600    * Navigant Consulting, Inc ........................        15,392
     1,300    * NCO Group, Inc ..................................        22,412
       800      New England Business Services, Inc ..............        16,720
     1,300    * Offshore Logistics, Inc .........................        24,180
       900    * Pre-Paid Legal Services, Inc ....................        19,269
     1,100    * ProQuest Co .....................................        38,632
       800    * Protection One, Inc .............................         2,232
     1,800    * R.H. Donnelley Corp .............................        45,900
       400    * Remedytemp, Inc (Class A) .......................         4,556
     1,700    * Rent-Way, Inc ...................................         5,202
       700    * Right Management Consultants ....................        16,210
       800    * RMH Teleservices, Inc ...........................         5,592
       900      Rollins, Inc ....................................        17,838
     1,000    * School Specialty, Inc ...........................        23,390
     3,900    * Spherion Corp ...................................        29,250
     1,200      Standard Register Co ............................        31,212
       700      Standex International Corp ......................        14,007
       700    * Startek, Inc ....................................        17,045
       500      Strayer Education, Inc ..........................        28,500
     1,500    * Symyx Technologies, Inc .........................        15,707
       900      Talx Corp .......................................        12,249
       500    * Tejon Ranch Co ..................................        12,300
     2,600    * TeleTech Holdings, Inc ..........................        16,588
     4,500    * U.S. Industries, Inc ............................        13,275
       500      Unifirst Corp ...................................        12,215
     2,000    * United Stationers, Inc ..........................        55,520
       600    * Wackenhut Corrections Corp ......................         6,990
     1,800      Walter Industries, Inc ..........................        23,670
                                                                    -----------
                TOTAL OTHER                                           1,664,906
                                                                    -----------
PRODUCER DURABLES--4.89%
     2,300    * Active Power, Inc ...............................         3,933
       600    * Actuant Corp ....................................        22,392
       400      Alamo Group, Inc ................................         5,408
     1,000      American States Water Co ........................        26,180
     2,200      Ametek, Inc .....................................        70,378
     1,300      Applied Industrial Technologies, Inc ............        24,388
     1,000    * Astec Industries, Inc ...........................        13,150
       500    * August Technology Corp ..........................         2,150
     2,000      Baldor Electric Co ..............................        39,840
     1,500      Briggs & Stratton Corp ..........................        58,185
     2,300    * Brooks-PRI Automation, Inc ......................        36,915
     1,000      California Water Service Group ..................        24,540
     5,200    * Capstone Turbine Corp ...........................         5,096
     1,100    * Casella Waste Systems, Inc (Class A) ............         6,985
       700      Circor International, Inc .......................        11,550
     1,500    * Coinstar, Inc ...................................        38,624
       800    * Columbus Mckinnon Corp ..........................         4,768
       700    * Consolidated Graphics, Inc ......................        12,383

                       SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
PRODUCER DURABLES--(CONTINUED)
       200    * CTB International Corp ..........................   $     2,548
     1,100    * Cuno, Inc .......................................        35,981
     3,200    * Dycom Industries, Inc ...........................        33,664
     3,000      Federal Signal Corp .............................        58,410
       900    * Flow International Corp .........................         3,231
       400      Franklin Electric Co, Inc .......................        18,200
     2,300    * FuelCell Energy, Inc ............................        17,595
     1,100    * Gardner Denver, Inc .............................        21,010
       800    * Genlyte Group, Inc ..............................        27,760
     1,500    * Global Power Equipment Group, Inc ...............         7,860
       500      Gorman-Rupp Co ..................................        11,600
     1,500    * Graphic Packaging International Corp ............        12,150
     1,700    * Headwaters, Inc .................................        22,117
     1,900      IDEX Corp .......................................        62,814
     1,200    * Imagistics International, Inc ...................        22,116
     1,200    * Ionics, Inc .....................................        28,152
     2,800      JLG Industries, Inc .............................        24,920
     2,900    * Joy Global, Inc .................................        31,610
       900    * Kadant, Inc .....................................        13,140
     1,900      Kaydon Corp .....................................        40,774
     2,300      Kennametal, Inc .................................        77,510
       300      Lawson Products, Inc ............................         8,235
     2,200      Lincoln Electric Holdings, Inc ..................        53,878
       700      Lindsay Manufacturing Co ........................        16,772
     1,300    * Littelfuse, Inc .................................        28,275
     3,000    * Magna Entertainment Corp (Class A) ..............        15,450
     1,400    * Magnetek, Inc ...................................         5,810
     1,600      Manitowoc Co, Inc ...............................        51,760
     1,200      Milacron, Inc ...................................         7,500
       500      Mine Safety Appliances Co .......................        20,050
       400      Nacco Industries, Inc (Class A) .................        16,320
     4,800    * Newpark Resources, Inc ..........................        20,352
       800      NN, Inc .........................................         7,936
     1,500      Nordson Corp ....................................        36,345
     1,200    * Photon Dynamics, Inc ............................        27,072
     1,100    * Plug Power, Inc .................................         6,842
     3,700    * Power-One, Inc ..................................        10,693
     2,200    * Quanta Services, Inc ............................         6,468
     2,200    * Rayovac Corp ....................................        30,250
     1,600      Regal-Beloit Corp ...............................        30,432
       400      Richardson Electronics Ltd ......................         3,276
       700      Robbins & Myers, Inc ............................        13,930
     2,000      Roper Industries, Inc ...........................        70,540
       700      Sauer-Danfoss, Inc ..............................         6,860
       100      SJW Corp ........................................         8,108
       900    * SPS Technologies, Inc ...........................        25,290
       400      Starrett (L.S.) Co (Class A) ....................         6,992
     2,000      Stewart & Stevenson Services, Inc ...............        24,440
       200    * Strattec Security Corp ..........................        10,580
     1,000      Tecumseh Products Co (Class A) ..................        48,540
       600      Tennant Co ......................................        22,560
     2,700    * Terex Corp ......................................        57,456
     3,400    * Tetra Tech, Inc .................................        31,722
       900    * Tetra Technologies, Inc .........................        19,062
     3,000    * Thomas & Betts Corp .............................        46,110
       900      Toro Co .........................................        51,102
       600    * TRC Cos, Inc ....................................        10,482
       700    * Trikon Technologies, Inc ........................         5,145
     2,400      Trinity Industries, Inc .........................        42,960
     2,800    * UNOVA, Inc ......................................        15,680
     1,400      Valhi, Inc ......................................        16,744
       900      Valmont Industries, Inc .........................        21,915
     2,300      Wabtec Corp .....................................        31,073

    SHARES                                                             VALUE
    ------                                                             -----
     1,900    * Waste Connections, Inc ..........................   $    65,911
     1,000      Watts Industries, Inc (Class A) .................        17,400
                                                                    -----------
                TOTAL PRODUCER DURABLES                               2,054,345
                                                                    -----------
TECHNOLOGY--16.27%
       500    * 3D Systems Corp .................................         3,525
     1,400    * Actel Corp ......................................        16,100
     1,800    * Acterna Corp ....................................           846
     3,000    * Actuate Corp ....................................         5,070
       600    * ADE Corp ........................................         3,900
     1,400    * Adtran, Inc .....................................        26,348
     4,200    * Advanced Digital Information Corp ...............        22,260
     1,200    * Advanced Energy Industries, Inc .................        14,220
       400    * Advanced Power Technology, Inc ..................         1,824
     4,100    * Aeroflex, Inc ...................................        21,443
     2,500    * Aether Systems, Inc .............................         6,885
     2,500    * Agile Software Corp .............................        16,175
     6,600    * Akamai Technologies, Inc ........................         6,072
     1,600    * Alliance Semiconductor Corp .....................         7,264
     2,100    * Alloy, Inc ......................................        20,498
       300    * Altiris, Inc ....................................         3,399
     2,600    * American Management Systems, Inc ................        39,647
     1,400    * American Superconductor Corp ....................         4,410
     2,100    * Anadigics, Inc ..................................         6,321
       500      Analogic Corp ...................................        21,530
     1,500    * Anaren Microwave, Inc ...........................        12,795
     2,100    * Anixter International, Inc ......................        49,665
     3,100    * Answerthink, Inc ................................         6,758
     1,000    * Ansys, Inc ......................................        22,750
     1,000    * Anteon International Corp .......................        24,000
     1,700    * APAC Customer Services, Inc .....................         5,270
     2,000    * Arbitron, Inc ...................................        65,220
    17,700    * Ariba, Inc ......................................        33,630
     4,400    * Arris Group, Inc ................................        16,720
     2,000    * Artesyn Technologies, Inc .......................         4,760
     1,000    * Artisan Components, Inc .........................         9,130
    17,100    * Ascential Software Corp .........................        39,501
     2,000    * Asiainfo Holdings, Inc ..........................         8,720
     3,500    * Aspect Communications Corp ......................         6,475
     2,400    * Aspen Technology, Inc ...........................         9,216
     1,300    * AstroPower, Inc .................................        11,830
     2,600    * Asyst Technologies, Inc .........................        23,374
     1,500    * At Road, Inc ....................................         9,000
     1,900    * ATMI, Inc .......................................        29,469
     1,100    * Audiovox Corp (Class A) .........................         7,942
     4,000    * Avanex Corp .....................................         7,520
     2,300    * Avenue A, Inc ...................................         6,164
     1,700    * Avid Technology, Inc ............................        18,974
     2,800    * Avocent Corp ....................................        40,404
     6,600    * Axcelis Technologies, Inc .......................        37,818
     1,300    * AXT, Inc ........................................         5,408
     1,000    * Barra, Inc ......................................        34,000
       700      BEI Technologies, Inc ...........................         9,184
       700      Bel Fuse, Inc (Class B) .........................        15,533
     1,500      Belden, Inc .....................................        23,550
     1,600    * Benchmark Electronics, Inc ......................        42,080
     1,400    * Black Box Corp ..................................        47,992
     4,100    * Borland Software Corp ...........................        38,212
       900    * Boston Communications Group .....................         8,550
     1,800      C&D Technologies, Inc ...........................        28,440
     2,100    * C-COR.net Corp ..................................        10,185
     3,000    * Cable Design Technologies Corp ..................        20,460
     1,900    * CACI International, Inc (Class A) ...............        69,540
       600    * Caminus Corp ....................................         1,266
     1,300    * Carreker Corp ...................................        10,700

                        SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
TECHNOLOGY--(CONTINUED)
       400    * Catapult Communications Corp ....................   $     4,544
     1,900    * Centillium Communications, Inc ..................         4,180
     2,200    * Checkpoint Systems, Inc .........................        25,740
     3,300    * ChipPAC, Inc ....................................         9,174
     2,400    * Chordiant Software, Inc .........................         2,160
     3,700    * Ciber, Inc ......................................        23,939
     4,900    * Cirrus Logic, Inc ...............................        14,308
       500    * ClearOne Communications, Inc ....................         5,800
     8,500    * CNET Networks, Inc ..............................        10,200
     2,300    * Cognex Corp .....................................        36,225
       600    * Cognizant Technology Solutions Corp .............        37,518
     1,400      Cohu, Inc .......................................        20,552
     3,500    * CommScope, Inc ..................................        25,025
     1,500    * Compucom Systems, Inc ...........................         8,565
     2,100    * Computer Horizons Corp ..........................         8,400
     1,800    * Computer Network Technology Corp ................        12,600
       200      Compx International, Inc ........................         1,890
     1,600    * Concord Camera Corp .............................         7,680
     1,100    * Concord Communications, Inc .....................         7,909
     4,200    * Concurrent Computer Corp ........................        13,398
       600    * CoorsTek, Inc ...................................        10,500
     1,300    * Covansys Corp ...................................         2,951
     2,900    * Cray, Inc .......................................        11,890
     4,100    * Credence Systems Corp ...........................        47,683
     4,900    * Cree, Inc .......................................        65,905
     2,000      CTS Corp ........................................        12,000
     1,000      Cubic Corp ......................................        20,560
       900    * Daktronics, Inc. ................................         8,910
     1,000    * Datastream Systems, Inc .........................         5,260
     3,300    * DDI Corp ........................................         1,254
     2,200    * dELiA*s Corp (Class A) ..........................         2,904
     1,400    * DiamondCluster International, Inc (Class A) .....         5,432
       600    * Digimarc Corp ...................................         6,636
     1,900    * Digital Insight Corp ............................        33,972
     1,800    * Digital River, Inc ..............................        16,128
       600    * Digitas, Inc ....................................         1,956
       500    * DocuCorp International, Inc .....................         6,531
     2,700    * Documentum, Inc .................................        39,528
     8,100    * DoubleClick, Inc ................................        45,927
       600    * Drexler Technology Corp .........................        10,476
     1,800    * DSP Group, Inc ..................................        30,474
       800    * Dupont Photomasks, Inc ..........................        20,104
     4,200    * E.piphany, Inc ..................................        17,178
     8,400    * Earthlink, Inc ..................................        49,308
     1,700    * Echelon Corp ....................................        20,910
     1,000      EDO Corp ........................................        22,350
     3,100    * eFunds Corp .....................................        29,202
     1,900    * Electro Scientific Industries, Inc ..............        33,744
     1,500    * Electroglas, Inc ................................         4,620
     3,700    * Electronics For Imaging, Inc ....................        60,055
       500    * Embarcadero Technologies, Inc ...................         3,440
     1,700    * Emcore Corp .....................................         4,913
       700    * EMS Technologies, Inc ...........................        15,540
     3,100    * Entegris, Inc ...................................        27,683
    10,900    * Enterasys Networks, Inc .........................        13,734
     3,200    * Entrust, Inc ....................................        14,749
       700    * EPIQ Systems, Inc ...............................        12,495
     1,500    * espeed, Inc (Class A) ...........................        15,375
     2,200    * ESS Technology, Inc .............................        16,896
     1,400    * Esterline Technologies Corp .....................        25,060
     2,600    * Exar Corp .......................................        34,294
       600    * Excel Technology, Inc ...........................        13,080
     6,900    * Extreme Networks, Inc ...........................        60,237
     1,500    * F5 Networks, Inc ................................        16,185

    SHARES                                                             VALUE
    ------                                                             -----
     2,300    * FalconStor Software, Inc ........................   $    11,801
     1,700    * FEI Co ..........................................        30,804
     2,300    * Filenet Corp ....................................        32,085
     9,000    * Finisar Corp ....................................         8,820
     1,000    * Flir Systems, Inc ...............................        37,630
     5,800    * Foundry Networks, Inc ...........................        48,140
     2,700    * Freemarkets, Inc ................................        15,822
     2,000    * FSI International, Inc ..........................         8,400
     2,300      General Cable Corp ..............................        10,879
     2,100    * Genesis Microchip, Inc ..........................        19,551
       500    * Global Imaging Systems, Inc .....................         9,575
     8,000    * GlobespanVirata, Inc ............................        25,592
     3,900    * GrafTech International Ltd ......................        35,880
     1,800    * Griffon Corp ....................................        21,546
     2,900    * Handspring, Inc .................................         3,451
     4,000    * Harmonic, Inc ...................................         9,040
     1,800      Helix Technology Corp ...........................        18,630
     1,700    * Hutchinson Technology, Inc ......................        28,934
     2,300    * Hypercom Corp ...................................         9,890
     2,300    * Hyperion Solutions Corp .........................        56,235
     5,700    * Identix, Inc ....................................        40,185
     1,300    * iGate Corp ......................................         5,186
       700    * II-VI, Inc ......................................         9,268
     2,400    * Imation Corp ....................................        75,432
       800    * Inet Technologies, Inc ..........................         3,800
     2,500    * InFocus Corp ....................................        24,625
       400    * Infogrames, Inc .................................         1,012
     4,200    * Infonet Services Corp (Class B) .................         9,870
     3,900    * Informatica Corp ................................        15,561
     1,800    * Information Resources, Inc ......................         8,010
       400    * Inforte Corp ....................................         2,756
     9,800    * Inktomi Corp ....................................         4,410
       600    * Inrange Technologies Corp (Class B) .............         2,424
       600    * Integral Systems, Inc ...........................        11,250
     1,200      Inter-Tel, Inc ..................................        30,539
     1,100    * Intercept, Inc ..................................        14,751
     3,700    * Interdigital Communications Corp ................        34,854
     3,100    * Intergraph Corp .................................        52,700
     8,200    * Interland, Inc ..................................        23,206
     1,000    * Intermagnetics General Corp .....................        14,900
     2,600    * Internet Security Systems, Inc ..................        38,997
     4,900    * Intertrust Technologies Corp ....................        13,622
     7,100    * Interwoven, Inc .................................        19,170
     1,000    * Intrado, Inc ....................................        13,650
     3,700    * Iomega Corp .....................................        46,694
     1,300    * ITXC Corp .......................................         4,862
     1,400    * Ixia ............................................         8,106
       800    * IXYS Corp .......................................         3,992
       400    * j2 Global Communications, Inc ...................         8,444
     1,900    * JDA Software Group, Inc .........................        24,491
     3,900    * Keane, Inc ......................................        33,969
       400      Keithley Instruments, Inc .......................         6,100
     1,600    * Keynote Systems, Inc ............................        11,104
     1,300    * Kforce, Inc .....................................         4,459
     4,700    * Kopin Corp ......................................        27,866
     1,400    * Kronos, Inc .....................................        37,450
     3,300    * Kulicke & Soffa Industries, Inc .................        14,025
     5,800    * Lattice Semiconductor Corp ......................        39,614
       900    * Lawson Software, Inc ............................         3,510
       700    * Learning Tree International, Inc ................        11,410
       600    * LeCroy Corp .....................................         6,066
     5,900    * Legato Systems, Inc .............................        20,060
     2,200    * Lexar Media, Inc ................................         9,438
     7,200    * Liberate Technologies ...........................        12,096
     1,900    * Lightbridge, Inc ................................        13,870

                       SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
TECHNOLOGY--(CONTINUED)
     4,600    * Looksmart Ltd ...................................   $     5,267
     3,100    * LTX Corp ........................................        24,211
     2,900    * Macrovision Corp ................................        38,077
     1,300    * Magma Design Automation, Inc ....................        15,002
     2,000    * Mail-Well, Inc ..................................         2,200
     1,300    * Manhattan Associates, Inc .......................        26,663
       500    * Mantech International Corp (Class A) ............        11,760
     1,000    * Manufacturers Services Ltd ......................         3,910
     4,000    * Manugistics Group, Inc ..........................        16,480
     1,000    * MAPICS, Inc .....................................         6,300
     1,000    * Mapinfo Corp ....................................         5,150
     1,400    * Mastec, Inc .....................................         5,334
     3,200    * Matrixone, Inc ..................................        15,840
    13,500    * Maxtor Corp .....................................        45,630
       800    * McAfee.com Corp .................................        14,032
     4,300    * McData Corp (Class A) ...........................        35,991
     1,500    * MCSi, Inc .......................................         9,240
     3,800    * MEMC Electronic Materials, Inc ..................        16,188
     4,400    * Mentor Graphics Corp ............................        32,032
     1,500    * Mercury Computer Systems, Inc ...................        38,265
       900    * Merix Corp ......................................         8,235
     2,000    * MetaSolv, Inc ...................................         4,100
     2,300      Methode Electronics, Inc (Class A) ..............        21,873
     5,100    * Micromuse, Inc ..................................        15,764
     2,000    * Microsemi Corp ..................................        12,420
     3,000    * Microtune, Inc ..................................        12,120
     2,400    * MIPS Technologies, Inc (Class A) ................         4,608
     1,200    * Monolithic System Technology, Inc ...............        12,204
     1,200    * MRO Software, Inc ...............................        11,316
     6,100    * MRV Communications, Inc .........................         6,710
     1,400      MTS Systems Corp ................................        17,136
       500    * Nanometrics, Inc ................................         2,275
       300    * Nassda Corp .....................................         2,334
       800    * Navigant International, Inc .....................         8,520
     2,200      NDCHealth Corp ..................................        40,084
     1,200    * Net2Phone, Inc ..................................         3,600
     1,800    * Netegrity, Inc ..................................         4,520
     2,700    * NETIQ Corp ......................................        50,706
     2,600    * Netro Corp ......................................         6,812
     1,200    * Netscout Systems, Inc ...........................         5,099
       700    * NetScreen Technologies, Inc .....................         8,708
     4,500    * New Focus, Inc ..................................        12,555
     2,600    * Newport Corp ....................................        41,860
     1,100    * Next Level Communications, Inc ..................         1,045
     1,600    * NIC, Inc ........................................         2,720
       900    * Novadigm, Inc ...................................         2,565
    24,300    * Novell, Inc .....................................        57,834
     1,000    * Nu Horizons Electronics Corp ....................         6,600
     2,000    * Nuance Communications, Inc ......................         5,500
     1,700    * Numerical Technologies, Inc .....................         6,766
     1,700    * NYFIX, Inc ......................................         7,157
     3,800    * Oak Technology, Inc .............................        14,060
     1,400    * Omnivision Technologies, Inc ....................        14,434
     1,900    * ON Semiconductor Corp ...........................         3,120
     2,900    * Onyx Software Corp ..............................         7,975
    11,700    * Openwave Systems, Inc ...........................         9,126
     6,900    * Oplink Communications, Inc ......................         5,168
       700    * Opnet Technologies, Inc .........................         4,935
     1,000    * Optical Communication Products, Inc .............         1,040
       500    * OSI Systems, Inc ................................         9,715
       500    * Overland Storage, Inc ...........................         5,500
     3,500    * Overture Services, Inc ..........................        79,730
     1,600    * Packeteer, Inc ..................................         6,736
    38,800    * Palm, Inc .......................................        31,040

    SHARES                                                             VALUE
    ------                                                             -----
     1,800    * Paradyne Networks, Inc ..........................   $     3,438
    17,500    * Parametric Technology Corp ......................        47,250
     1,200      Park Electrochemical Corp .......................        24,120
     2,100    * Paxar Corp ......................................        33,642
     2,100    * Paxson Communications Corp ......................         6,195
     1,300    * PC-Tel, Inc .....................................         7,085
       800    * PDF Solutions, Inc ..............................         4,976
       600    * PEC Solutions, Inc ..............................        14,970
     1,700    * Pegasus Solutions, Inc ..........................        23,865
       400    * Pegasystems, Inc ................................         2,680
     1,300    * Pericom Semiconductor Corp ......................        12,155
     1,700    * Phoenix Technologies Ltd ........................        13,022
     1,800    * Photronics, Inc .................................        22,986
     2,000      Pioneer-Standard Electronics, Inc ...............        19,980
     2,300    * Pixelworks, Inc .................................        13,639
       900    * Planar Systems, Inc .............................        16,533
     2,600    * Plantronics, Inc ................................        48,490
     2,900    * Plexus Corp .....................................        40,600
     1,200    * PLX Technology, Inc .............................         2,100
       700    * Pomeroy Computer Resources, Inc .................         8,568
     8,000    * Portal Software, Inc ............................         2,560
       500    * Powell Industries, Inc ..........................         9,500
     1,700    * Power Integrations, Inc .........................        22,304
     4,400    * Powerwave Technologies, Inc .....................        23,848
     2,400    * PRG-Schultz International, Inc ..................        32,856
     1,400    * Probusiness Services, Inc .......................        10,528
     2,100    * Progress Software Corp ..........................        29,694
     1,600    * Proton Energy Systems ...........................         4,080
     8,000    * Proxim Corp (Class A) ...........................        18,720
     3,200    * PTEK Holdings, Inc ..............................        15,043
       900    * QRS Corp ........................................         6,966
     8,700    * Quantum Corp ....................................        26,535
     2,500    * Quest Software, Inc .............................        27,150
       400      Quixote Corp ....................................         7,172
     1,200    * Radiant Systems, Inc ............................        11,004
     1,100    * Radisys Corp ....................................         6,314
     1,600    * Rainbow Technologies, Inc .......................         5,920
     2,900    * Raindance Communications, Inc ...................         8,845
     5,600    * Rambus, Inc .....................................        29,120
     8,200    * Read-Rite Corp ..................................         5,822
     7,600    * Red Hat, Inc ....................................        39,900
    10,200    * Redback Networks, Inc ...........................         9,588
     2,000    * Register.com, Inc ...............................         8,340
       800    * Renaissance Learning, Inc .......................        13,248
       700    * Research Frontiers, Inc .........................         6,293
     3,500    * Retek, Inc ......................................        15,995
     8,400    * Riverstone Networks, Inc ........................         5,880
     1,100    * Rogers Corp .....................................        29,524
     1,300    * Roxio, Inc ......................................         5,303
     3,100    * RSA Security, Inc ...............................        11,935
       600    * Rudolph Technologies, Inc .......................         8,185
     4,800    * S1 Corp .........................................        27,600
     8,000    * Safeguard Scientifics, Inc ......................        11,920
       900    * Sanchez Computer Associates, Inc ................         2,934
     4,100    * Sandisk Corp ....................................        64,493
     5,500    * Sapient Corp ....................................         7,365
     1,000    * SBS Technologies, Inc ...........................         7,300
     3,500    * Scansoft, Inc ...................................        14,105
       400    * Scansource, Inc .................................        24,144
     1,000    * SCM Microsystems, Inc ...........................         6,630
     1,500    * Seachange International, Inc ....................        11,055
     2,000    * Secure Computing Corp ...........................         8,500
     3,500    * Seebeyond Technology Corp .......................         5,985
     1,100    * Semitool, Inc ...................................         6,710
     1,200    * Serena Software, Inc ............................        19,056

                       SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
TECHNOLOGY--(CONTINUED)
    12,700    * Silicon Graphics, Inc ...........................   $    14,478
     3,900    * Silicon Image, Inc ..............................        14,980
     1,800    * Silicon Laboratories, Inc .......................        35,388
     5,200    * Silicon Storage Technology, Inc .................        26,364
       400    * Siliconix, Inc ..................................         8,232
       500    * Simpletech, Inc .................................         1,165
     1,800    * Sipex Corp ......................................         5,490
     3,800    * Sitel Corp ......................................         7,372
     1,420    * SmartForce plc (Spon ADR) .......................         6,106
     2,100    * Somera Communications, Inc ......................         5,565
     5,800    * SONICblue, Inc ..................................         1,728
     3,500    * SonicWALL, Inc ..................................        15,960
    12,200    * Sonus Networks, Inc .............................         8,503
     1,000    * Sourcecorp ......................................        20,910
     1,100    * Spectralink Corp ................................         7,238
       800    * Spectrian Corp ..................................         4,600
     1,800    * SpeechWorks International, Inc ..................         6,174
     1,800    * SpeedFam-IPEC, Inc ..............................         7,686
       800    * SPSS, Inc .......................................         9,449
       400    * SRA International, Inc (Class A) ................        11,100
       500    * SS&C Technologies, Inc ..........................         6,210
     1,000    * Standard Microsystems Corp ......................        17,810
     4,400    * StorageNetworks, Inc ............................         7,436
     5,600    * Stratex Networks, Inc ...........................        10,528
     4,900    * Stratos Lightwave, Inc ..........................         2,891
       200    * Suntron Corp ....................................           792
       700    * Supertex, Inc ...................................         7,245
     4,300    * Surebeam Corp (Class A) .........................         7,955
    10,800    * Sycamore Networks, Inc ..........................        29,268
     1,600    * Sykes Enterprises, Inc ..........................         9,600
       300    * Synaptics, Inc ..................................         1,785
       600    * Synplicity, Inc .................................         2,994
       400    * Syntel, Inc .....................................         5,244
       300      Sypris Solutions, Inc ...........................         3,285
     2,100    * Systems & Computer Technology Corp ..............        14,679
     2,600    * Take-Two Interactive Software, Inc ..............        70,200
     2,700      Technitrol, Inc .................................        49,410
     3,200    * Tekelec .........................................        26,880
     5,300    * Tellium, Inc ....................................         2,650
     4,400    * Terayon Communication Systems, Inc ..............        13,640
     1,700    * Therma-Wave, Inc ................................         2,244
     1,500    * Three-Five Systems, Inc .........................         8,400
     5,400    * TIBCO Software, Inc .............................        23,868
     1,000    * Tier Technologies, Inc (Class B) ................        19,980
     1,200    * Tivo, Inc .......................................         4,560
       900    * Tollgrade Communications, Inc ...................         9,666
     7,000    * Touch America Holdings, Inc .....................         5,110
     2,100    * Transaction Systems Architects, Inc (Class A) ...        14,282
     7,300    * Transmeta Corp ..................................         7,957
     1,700    * Trimble Navigation Ltd ..........................        22,015
       500    * Tripos, Inc .....................................         3,335
     8,800    * Triquint Semiconductor, Inc .....................        40,471
     2,000    * Trizetto Group, Inc .............................        13,820
     1,000    * TTM Technologies, Inc ...........................         3,170
     2,400    * Turnstone Systems, Inc ..........................         7,200
       700    * Ulticom, Inc ....................................         4,053
       800    * Ultimate Electronics, Inc .......................         9,360
     1,500    * Ultratech Stepper, Inc ..........................        17,522
       600      United Industrial Corp ..........................        12,060
     1,400    * United Online, Inc ..............................        15,330
     1,100    * Universal Display Corp ..........................         6,094
     4,300    * Valueclick, Inc .................................        10,105
     2,100    * Varian Semiconductor Equipment Associates, Inc ..        39,383
     1,700    * Veeco Instruments, Inc ..........................        23,035

    SHARES                                                             VALUE
    ------                                                             -----
       300    * Verint Systems, Inc .............................   $     2,973
     1,500    * Verity, Inc .....................................        15,015
     1,400    * Vicor Corp ......................................        10,360
     2,500    * Viewpoint Corp ..................................        10,000
    15,800    * Vignette Corp ...................................        14,536
       700    * Virage Logic Corp ...............................         7,560
       400      Virco Manufacturing Corp ........................         4,392
    13,500    * Vitesse Semiconductor Corp ......................        17,145
     5,000    * Vitria Technology, Inc ..........................         4,450
       500    * Volt Information Sciences, Inc ..................         8,480
     2,500      Wallace Computer Services, Inc ..................        46,100
     1,800    * WatchGuard Technologies, Inc ....................         9,270
     1,600    * WebEx Communications, Inc .......................        23,264
     3,100    * webMethods, Inc .................................        21,793
     1,500    * Websense, Inc ...................................        24,390
       900    * WESCO International, Inc ........................         4,707
    12,900    * Western Digital Corp ............................        59,855
     1,200    * White Electronic Designs Corp ...................        10,368
     1,400    * Wilson Greatbatch Technologies, Inc .............        38,010
     4,600    * Wind River Systems, Inc .........................        24,610
     1,600    * Wireless Facilities, Inc ........................         8,000
     1,000    * Witness Systems, Inc ............................         6,140
       700      Woodhead Industries, Inc ........................        11,200
     1,400    * Xicor, Inc ......................................         6,258
     1,900    * Zoran Corp ......................................        21,850
     1,100    * Zygo Corp .......................................         5,500
                                                                    -----------
                TOTAL TECHNOLOGY                                      6,832,683
                                                                    -----------
TRANSPORTATION--2.14%
     3,300      Airborne, Inc ...................................        42,867
     4,200    * Airtran Holdings, Inc ...........................        14,490
     1,600    * Alaska Air Group, Inc ...........................        35,760
     1,500    * Arkansas Best Corp ..............................        42,330
       300    * ATA Holdings Corp ...............................         1,002
     2,800    * Atlantic Coast Airlines Holdings, Inc ...........        33,152
     1,200    * Atlas Air Worldwide Holdings, Inc ...............         3,060
     2,400    * BE Aerospace, Inc ...............................        16,488
       400    * Covenant Transport, Inc (Class A) ...............         7,160
     2,400    * EGL, Inc ........................................        28,320
     2,000    * Express Jet Holdings, Inc .......................        22,880
     1,600      Florida East Coast Industries, Inc (Class A) ....        42,416
       800    * Forward Air Corp ................................        18,239
     2,000    * Frontier Airlines, Inc ..........................        13,280
       800    * Genesee & Wyoming, Inc (Class A) ................        16,840
     2,000    * Heartland Express, Inc ..........................        40,280
     1,500    * Hunt (J.B.) Transport Services, Inc .............        35,190
     4,000    * Kansas City Southern Industries, Inc ............        57,200
     1,600    * Knight Transportation, Inc ......................        29,408
     1,000    * Landstar System, Inc ............................        51,950
     2,100    * Mesa Air Group, Inc .............................        12,348
       600    * Mesaba Holdings, Inc ............................         3,342
       900    * Midwest Express Holdings, Inc ...................         5,391
     1,900      Overseas Shipholding Group, Inc .................        31,426
       200    * P.A.M. Transportation Services ..................         4,190
     1,900    * Railamerica, Inc ................................        14,706
       800      Roadway Corp ....................................        26,448
     2,300      Shurgard Storage Centers, Inc (Class A) .........        74,405
       400    * U.S. Xpress Enterprises, Inc (Class A) ..........         3,844
     3,800    * UAL Corp ........................................        10,260
     1,800      USFreightways Corp ..............................        53,280
     2,600      Werner Enterprises, Inc .........................        50,414
     2,000    * Yellow Corp .....................................        54,400
                                                                    -----------
              TOTAL TRANSPORTATION ..............................       896,766
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL SMALL-CAP BLEND INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
UTILITIES--4.91%
     3,700      AGL Resources, Inc ..............................   $    85,877
     1,600    * AirGate PCS, Inc ................................         1,664
     5,000    * Alamosa Holdings, Inc ...........................         1,800
       500    * Alaska Communications Systems Group, Inc ........         1,285
     7,400    * Allegiance Telecom, Inc .........................         6,882
     1,900    * Allen Telecom, Inc ..............................         9,728
    10,900    * American Tower Corp (Class A) ...................        24,525
     2,800      Atmos Energy Corp ...............................        61,600
     3,200      Avista Corp .....................................        38,400
     1,800      Black Hills Corp ................................        48,942
    12,900    * Broadwing, Inc ..................................        30,315
       800      Cascade Natural Gas Corp ........................        16,912
       700    * Centennial Communications Corp ..................         2,086
       800      Central Vermont Public Service Corp .............        13,472
     1,100      CH Energy Group, Inc ............................        52,305
     2,800      Cleco Corp ......................................        43,204
       800    * Commonwealth Telephone Enterprises, Inc .........        29,888
       500      Connecticut Water Service, Inc ..................        12,560
    13,700    * Crown Castle International Corp .................        34,250
     1,100      CT Communications, Inc ..........................        14,795
     1,400    * Dobson Communications Corp (Class A) ............           490
     4,800      DQE, Inc ........................................        74,736
     3,200    * El Paso Electric Co .............................        38,080
     1,500      Empire District Electric Co .....................        25,725
     2,300      Energen Corp ....................................        57,339
       300      Energysouth, Inc ................................         8,049
     2,800    * General Communication, Inc (Class A) ............         8,120
       800    * Golden Telecom, Inc .............................        11,000
       900      Hickory Tech Corp ...............................        13,023
     1,300      Laclede Group, Inc ..............................        31,070
     1,100      MGE Energy, Inc .................................        29,425
       500      Middlesex Water Co ..............................        11,485
       600    * NATCO Group, Inc (Class A) ......................         4,422
     1,800      New Jersey Resources Corp .......................        58,500
     4,600    * Nextel Partners, Inc (Class A) ..................        29,440
     1,000      North Pittsburgh Systems, Inc ...................        15,000
     1,700      Northwest Natural Gas Co ........................        47,651
     1,900      Northwestern Corp ...............................        22,762
     1,100      NUI Corp ........................................        22,770
     1,100    * Oil States International, Inc ...................        11,484
     3,600      Oneok, Inc ......................................        70,200
     1,700      Otter Tail Corp .................................        42,636
     1,800    * Petroquest Energy, Inc ..........................         7,830
     2,100      Piedmont Natural Gas Co, Inc ....................        76,650
     2,500      PNM Resources, Inc ..............................        52,850

    SHARES/
   PRINCIPAL                                                           VALUE
   ---------                                                           -----
     3,200    * Price Communications Corp .......................   $    38,752
       600    * Quicksilver Resources, Inc ......................        11,610
     4,300    * RCN Corp ........................................         3,311
     1,300      SEMCO Energy, Inc ...............................        11,583
       200      Shenandoah Telecom Co ...........................        10,098
     6,900    * Sierra Pacific Resources ........................        50,232
     9,100    * Skyworks Solutions, Inc .........................        47,866
       800      South Jersey Industries, Inc ....................        25,368
     2,800    * Southern Union Co ...............................        36,260
     2,200      Southwest Gas Corp ..............................        48,840
       600      Southwest Water Co ..............................         8,790
     1,700    * Southwestern Energy Co ..........................        21,131
       900      SureWest Communications .........................        29,709
     4,600    * Talk America Holdings, Inc ......................        11,592
     2,900    * Time Warner Telecom, Inc (Class A) ..............         3,538
     1,400    * Triton PCS Holdings, Inc (Class A) ..............         4,340
     4,000    * Ubiquitel, Inc ..................................         1,400
     1,900      UGI Corp ........................................        67,469
       800      UIL Holdings Corp ...............................        30,128
     1,900      Unisource Energy Corp ...........................        30,096
       300      Unitil Corp .....................................         7,995
     6,000    * U.S. Unwired, Inc (Class A) .....................         7,020
     3,800      Westar Energy, Inc ..............................        41,990
     1,300      Western Gas Resources, Inc ......................        42,822
     3,600    * Western Wireless Corp (Class A) .................        11,484
     3,300      WGL Holdings, Inc ...............................        79,926
     2,100      WPS Resources Corp ..............................        76,335
                                                                    -----------
                TOTAL UTILITIES                                       2,060,912
                                                                    -----------
                TOTAL COMMON STOCK
                  (COST $41,427,718)                                 41,396,166
                                                                    -----------
TOTAL SHORT TERM INVESTMENT--2.62%
  U.S. GOVERNMENT AND AGENCY--2.62%
                Federal Home Loan Bank (FHLB)
$1,100,000        1.590%, 09/16/02 ..............................     1,099,846
                                                                    -----------
                TOTAL SHORT TERM INVESTMENT
                  (COST $1,099,846)                                   1,099,846
                                                                    -----------
                TOTAL PORTFOLIO--101.19%
                  (COST $42,527,564)                                 42,496,012
                OTHER ASSETS & LIABILITIES, NET--(1.19%)               (497,712)
                                                                    -----------
                NET ASSETS--100.00%                                 $41,998,300
                                                                    -----------

----------
*  Non-income producing
b  In bankruptcy

                       SEE NOTES TO FINANCIAL STATEMENTS

               - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

                               Summary by Country

                                                           VALUE            %
--------------------------------------------------------------------------------
FOREIGN:
AUSTRALIA ............................................  $ 2,292,769        4.68
AUSTRIA ..............................................       59,160        0.12
BELGIUM ..............................................      494,594        1.01
DENMARK ..............................................      367,533        0.75
FINLAND ..............................................      880,119        1.80
FRANCE ...............................................    4,201,782        8.58
GERMANY ..............................................    3,027,301        6.18
GREECE ...............................................      186,389        0.38
HONG KONG ............................................      808,477        1.65
IRELAND ..............................................      358,802        0.73
ITALY ................................................    1,803,795        3.68
JAPAN ................................................   10,723,785       21.90
LUXEMBOURG ...........................................       39,042        0.08
NETHERLANDS ..........................................    2,652,357        5.42
NEW ZEALAND ..........................................       75,196        0.15
NORWAY ...............................................      223,789        0.46
PORTUGAL .............................................      161,093        0.33
SINGAPORE ............................................      422,276        0.86
SPAIN ................................................    1,483,900        3.03
SWEDEN ...............................................      865,334        1.77
SWITZERLAND ..........................................    3,782,868        7.72
UNITED KINGDOM .......................................   13,179,707       26.91
                                                        -----------      ------
TOTAL FOREIGN ........................................   48,090,068       98.19
SHORT TERM INVESTMENT ................................      884,876        1.81
                                                        -----------      ------
TOTAL PORTFOLIO ......................................  $48,974,944      100.00%
                                                        ===========      ======

                                   ----------

    SHARES                                                             VALUE
    ------                                                             -----
PREFERRED STOCK--0.15%
CONSUMER CYCLICAL--0.08%
        71      Porsche AG ......................................   $    32,517
       739      Prosieben Media AG ..............................         5,655
                                                                    -----------
                TOTAL CONSUMER CYCLICAL                                  38,172
                                                                    -----------
CONSUMER NON-CYCLICAL--0.07%
       527      Henkel Kgaa .....................................        34,977
                                                                    -----------
                TOTAL CONSUMER NON-CYCLICAL                              34,977
                                                                    -----------
                      TOTAL PREFERRED STOCK
                  (COST $74,178)                                         73,149
                                                                    -----------
COMMON STOCK--98.03%
AEROSPACE AND DEFENSE--0.50%
    28,084      BAE Systems plc .................................       103,898
     2,704      European Aeronautic Defense And Space Co ........        33,871
    13,167      Rolls-Royce plc .................................        25,898
     5,142      Smiths Group plc ................................        56,267
       651      Thales S.A ......................................        22,769
                                                                    -----------
                TOTAL AEROSPACE AND DEFENSE                             242,703
                                                                    -----------
BASIC INDUSTRIES--7.26%
       252      Acciona S.A .....................................         9,741
       374      Acerinox S.A ....................................        13,498
       360      ACS Actividades de Construccion y Servicios S.A .        10,463
     2,602      Akzo Nobel NV ...................................        89,376
        75      Aluminum Of Greece S.A.I.C ......................         1,669
     7,493      Amcor Ltd .......................................        35,398
     2,740      Amec plc ........................................        10,864
     3,333    * Arcelor .........................................        39,042
    12,000      Asahi Kasei Corp ................................        32,230
     2,174      Barratt Developments plc ........................        14,677
     5,008      BASF AG .........................................       198,729
     6,404      Bayer AG ........................................       130,979

    SHARES                                                             VALUE
    ------                                                             -----
     1,186      Berkeley Group plc ..............................   $    11,358
    34,289      BHP Billiton Ltd ................................       176,144
    21,654      BHP Billiton plc ................................       100,728
     7,338    * BHP Steel Ltd ...................................        11,232
     4,584      BOC Group plc ...................................        64,544
        52      Boehler-Uddeholm AG .............................         2,346
     5,319      Boral Ltd .......................................        12,710
     4,507      BPB plc .........................................        20,121
       401      Buderus AG ......................................         8,437
       833      Buhrmann NV .....................................         4,997
     7,800      Carter Holt Harvey Ltd ..........................         6,507
     4,000      Cheung Kong Infrastructure Holdings Ltd .........         7,000
       603      Ciba Specialty Chemicals AG. (Regd) .............        43,207
       313      Cimpor Cimentos de Portugal S.A .................         5,483
     1,263      Clariant AG. (Regd) .............................        23,458
     2,955      Compagnie De Saint-Gobain .......................        78,078
    28,647    * Corus Group plc .................................        22,359
     4,860      CRH plc (Ireland) ...............................        69,438
     8,762      CSR Ltd .........................................        30,297
     2,000      Daicel Chemical Industries Ltd ..................         5,620
     5,000    * Dainippon Ink & Chemicals, Inc ..................         8,181
       700      Daito Trust Construction Co Ltd .................        14,202
     4,000      Daiwa House Industry Co Ltd .....................        22,280
     3,000      Denki Kagaku Kogyo KK ...........................         7,190
     2,000      Dowa Mining Co Ltd ..............................         8,529
        96      Elkem ASA .......................................         2,110
     3,100      Fletcher Building Ltd ...........................         4,188
    21,400    * Fletcher Challenge Forests Ltd ..................         2,333
       370      Fomento de Construcciones y Contratas S.A .......         7,520
     1,209      Grupo Dragados S.A ..............................        17,759
       555      Grupo Ferrovial S.A .............................        13,627
     6,841      Hanson plc ......................................        41,487
       268      Heidelberger Zement AG. (Germany) ...............        10,493
       565      Hellenic Technodomiki S.A .......................         3,373
       247      Hoganas AB (B Shs) ..............................         4,723
     1,289      Holcim Ltd (Regd) ...............................        43,489
       458      Holmen AB (B Shs) ...............................        10,411
        17      Imerys S.A ......................................         2,163
    11,005      Imperial Chemical Industries plc ................        39,211
     2,000    * Ishihara Sangyo Kaisha Ltd ......................         2,810
       700      Italcementi S.p.A ...............................         6,549
     3,779    * James Hardie Industries NV ......................        13,754
     2,000      JGC Corp ........................................        10,925
     2,000      Johnson Matthey plc .............................        26,537
     1,000      JSR Corp ........................................         8,082
     7,000      Kajima Corp .....................................        18,859
     2,000      Kaneka Corp .....................................        11,537
    21,000    * Kawasaki Steel Corp .............................        23,255
     1,000      Kinden Corp .....................................         4,041
     1,234      Lafarge S.A. (Br) ...............................       108,862
       945      L'Air Liquide S.A ...............................       119,664
     1,169      Leighton Holdings Ltd ...........................         6,984
       761      Linde AG ........................................        29,938
       245      Lonza Group AG. (Regd) ..........................        15,362
     3,000      Matsushita Electric Works Ltd ...................        17,181
        42      Mayr-Melnhof Karton AG ..........................         2,649
    18,147      MIM Holdings Ltd ................................        11,391
    16,000    * Mitsubishi Chemical Corp ........................        29,354
     3,000    * Mitsubishi Gas Chemical Co, Inc .................         4,661
     8,000      Mitsubishi Materials Corp .......................        11,636
     1,000    * Mitsubishi Paper Mills Ltd ......................         1,074
     5,000      Mitsui Chemicals, Inc ...........................        21,652
     5,000      Mitsui Mining & Smelting Co Ltd .................        11,322
     2,000      NatSteel Ltd ....................................         2,023
     2,520      Newcrest Mining Ltd .............................         9,851

                       SEE NOTES TO FINANCIAL STATEMENTS

               - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
BASIC INDUSTRIES--(CONTINUED)
     1,000      Nippon Kayaku Co Ltd ............................   $     3,694
     2,000      Nippon Sanso Corp ...............................         6,033
     1,000      Nippon Shokubai Co Ltd ..........................         4,669
    50,000    * Nippon Steel Corp ...............................        65,700
         9      Nippon Unipac Holding ...........................        42,767
     2,000      Nishimatsu Construction Co Ltd ..................         5,504
     1,000      Nissan Chemical Industries Ltd ..................         4,545
    28,000    * NKK Corp ........................................        23,602
     1,018      Norske Skogindustrier ASA .......................        14,169
       504      Novozymes a/s (B Shs) ...........................         9,961
     5,000      Obayashi Corp ...................................        11,776
     7,000      OJI Paper Co Ltd ................................        30,891
     1,000      Okumura Corp ....................................         3,058
     2,409      Orica Ltd .......................................        12,826
       541      Outokumpu Oyj ...................................         5,665
     3,340      Paperlinx Ltd ...................................         9,324
     1,442      Patrick Corp Ltd ................................        11,782
       683      Pechiney S.A. (A Shs) ...........................        23,728
     8,659      Pilkington plc ..................................         9,327
       710      Rautaruukki Oyj .................................         2,918
     4,021      Rexam plc .......................................        27,304
       189    * RHI AG ..........................................         1,358
     2,873      Rio Tinto Ltd ...................................        50,541
     9,832      Rio Tinto plc ...................................       168,672
     2,466      RMC Group plc ...................................        19,594
     3,000      Sekisui Chemical Co Ltd .........................         8,206
     4,000      Sekisui House Ltd ...............................        28,065
     4,000      SembCorp Marine Ltd .............................         2,442
     5,000      Shimizu Corp ....................................        13,760
     3,500      Shin-Etsu Chemical Co Ltd .......................       119,168
     8,000    * Showa Denko KK ..................................        11,504
     3,560      Skanska AB (B Shs) ..............................        21,365
       379      Solvay S.A ......................................        24,442
     6,219      Stora Enso Oyj (R Shs) ..........................        68,162
     1,000      Sumitomo Bakelite Co Ltd ........................         5,620
    10,000      Sumitomo Chemical Co Ltd ........................        38,676
    28,000    * Sumitomo Metal Industries Ltd ...................        11,338
     4,000      Sumitomo Metal Mining Co Ltd ....................        16,363
     3,000      Sumitomo Osaka Cement Co Ltd ....................         4,066
     1,745      Svenska Cellulosa AB (B Shs) ....................        56,625
       535      Svenskt Stal AB (Ssab) Series A .................         5,342
       982      Syngenta AG .....................................        55,044
     7,000    * Taiheiyo Cement Corp ............................        11,570
     8,000      Taisei Corp .....................................        15,206
     5,104      Taylor Woodrow plc ..............................        15,098
       629      Technical Olympic S.A ...........................         2,056
     3,087      ThyssenKrupp AG .................................        38,064
       255      Titan Cement Co S.A .............................         9,627
     1,000      Toda Corp .......................................         1,818
     4,000      Tosoh Corp ......................................         8,925
     2,000      Tostem Inax Holding Corp ........................        29,933
     3,000      Toto Ltd ........................................        11,553
     1,000      Toyo Seikan Kaisha Ltd ..........................        10,454
     3,847      Transurban Group ................................         8,261
       683      Trelleborg AB (B Shs) ...........................         6,130
     7,000      UBE Industries Ltd ..............................         8,272
       148      Umicore .........................................         5,507
     2,252      UPM-Kymmene Oyj .................................        68,428
       273      Uponor Oyj ......................................         5,477
       619      Vinci S.A .......................................        39,041
       847      Viohalco S.A ....................................         4,376
       171      Voest-Alpine AG .................................         4,501
       336      Wienerberger AG .................................         4,709
     3,389      Wimpey (George) plc .............................        15,712

    SHARES                                                             VALUE
    ------                                                             -----
    10,196      WMC Ltd .........................................   $    43,564
     5,287      Wolseley plc ....................................        45,309
                                                                    -----------
                TOTAL BASIC INDUSTRIES ..........................     3,557,139
                                                                    -----------
CONSUMER CYCLICAL--12.55%
     1,855      Accor S.A .......................................        60,214
     2,000      Aeon Co Ltd .....................................        47,271
       500      Aoyama Trading Co Ltd ...........................         6,198
     2,463      Aristocrat Leisure Ltd ..........................         6,943
     1,351      Arnoldo Mondadori Editore S.p.A .................         7,562
       300      Asatsu-DK, Inc ..................................         5,318
       200      Autobacs Seven Co Ltd ...........................         5,537
     1,020    * Autogrill S.p.A .................................         9,782
       200      Avex, Inc .......................................         2,645
     4,238      BBA Group plc ...................................        13,231
       117      Bekaert S.A .....................................         5,140
       463      Benetton Group S.p.A ............................         4,757
     5,000      Bridgestone Corp ................................        62,477
    11,489    * British Sky Broadcasting Group plc ..............       100,432
     1,239      Bulgari S.p.A ...................................         4,850
       300      Capcom Co Ltd ...................................         7,537
     6,462      Carlton Communications plc ......................        12,962
     1,000      Casio Computer Co Ltd ...........................         4,983
       673      Castorama-Dubois Investissements ................        43,863
    10,445      Coles Myer Ltd ..................................        33,471
    20,623      Compass Group plc ...............................        97,946
       965    * Continental AG ..................................        15,015
     1,000      Cycle & Carriage Ltd ............................         2,283
     2,000    * Daiei, Inc ......................................         2,975
     3,123      Daily Mail & General Trust plc ..................        26,520
     1,000      Daimaru, Inc ....................................         4,289
     7,685      DaimlerChrysler AG. (Regd) ......................       311,726
     4,700      Denso Corp ......................................        75,546
    17,991      Dixons Group plc ................................        49,709
     7,757      EMI Group plc ...................................        20,040
     1,625      Eniro AB ........................................         8,492
       500      FamilyMart Co Ltd ...............................        12,024
       500      Fast Retailing Co Ltd ...........................        12,768
     3,063      Fiat S.p.A ......................................        33,032
       400      Fisher & Paykel Appliances Holdings Ltd .........         1,943
       600      Fisher & Paykel Healthcare Corp .................         2,799
       116      Folli-Follie S.A ................................         1,841
     4,000      Fuji Photo Film Co Ltd ..........................       119,664
         2      Fuji Television Network, Inc ....................         9,223
     6,725      GKN plc .........................................        27,583
    26,615      Granada plc .....................................        33,029
       652      Groupe Bruxelles Lambert S.A ....................        26,734
       864      Grupo Prisa S.A .................................         6,857
     1,721      Gruppo Editoriale L'Espresso S.p.A ..............         5,305
     1,000      Gunze Ltd .......................................         3,909
     9,298      GUS plc .........................................        73,732
     1,000      Hankyu Department Stores, Inc ...................         5,942
     4,763      Harvey Norman Holdings Ltd ......................         7,736
     4,354      Hennes & Mauritz AB (B Shs) .....................        83,015
    14,525      Hilton Group plc ................................        40,812
     2,000      Hino Motors Ltd .................................         4,363
     6,200      Honda Motor Co Ltd ..............................       248,501
     4,922      Independent News & Media plc ....................         6,743
     3,000      Independent Newspapers Ltd ......................         4,622
     1,943      Inditex S.A .....................................        36,869
     1,000      Isetan Co Ltd ...................................         9,024
     3,000      Ito-Yokado Co Ltd ...............................       114,293
     8,783      John Fairfax Holdings Ltd .......................        15,185
     4,000    * Kanebo Ltd ......................................         5,818
       382      KarstadtQuelle AG ...............................         7,869

                       SEE NOTES TO FINANCIAL STATEMENTS

               - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
CONSUMER CYCLICAL--(CONTINUED)
       494      Kesko Oyj (B Shs) ...............................   $     5,269
    23,930      Kingfisher plc ..................................        77,698
       800      Konami Corp .....................................        20,495
       846      Koninklijke Vendex KBB NV .......................         8,196
     3,000      Kuraray Co Ltd ..................................        17,652
     1,321      Lagardere S.C.A .................................        47,508
       600      Lawson, Inc .....................................        17,999
     2,012      LVMH Moet Hennessy Louis Vuitton S.A ............        82,262
     1,020      MAN AG ..........................................        18,466
    21,223      Marks & Spencer Group plc .......................       118,354
     3,000      Marui Co Ltd ....................................        33,420
    21,000      Matsushita Electric Industrial Co Ltd ...........       236,717
     5,625      Mediaset S.p.A ..................................        39,193
     1,237      Michelin (C.G.D.E.) (B Shs) .....................        40,577
     4,000      Mitsubishi Rayon Co Ltd .........................        10,281
     3,000      Mitsukoshi Ltd ..................................         8,405
       609    * Modern Times Group AB (B Shs) ...................         5,272
       300      Namco Ltd .......................................         5,107
    29,246      News Corp Ltd ...................................       153,621
     2,931      Next plc ........................................        42,321
     2,000      NGK Insulators Ltd ..............................        12,842
       889    * NH Hoteles S.A ..................................         8,830
       900      Nintendo Co Ltd .................................       106,136
    22,000      Nissan Motor Co Ltd .............................       162,357
     1,000      Nisshinbo Industries, Inc .......................         4,339
       400      Oriental Land Co Ltd ............................        26,015
     1,000      Overseas Union Enterprises Ltd ..................         3,730
     6,350      P & O Princess Cruises plc ......................        44,011
       200      Paris Miki, Inc .................................         3,644
     7,604      Pearson plc .....................................        71,931
     1,512      Peugeot Citroen S.A .............................        61,479
       617      Pinault-Printemps-Redoute S.A ...................        47,790
     1,400      Pioneer Corp ....................................        23,116
     9,430      Pirelli S.p.A ...................................         9,302
       515    * Pt Multimedia Servicos de Telecomunicacoes e
                Multimedia SGPS S.A .............................         3,674
       971      Publicis Groupe S.A .............................        20,240
     1,815      Publishing & Broadcasting Ltd ...................         8,494
     5,383      Rank Group plc ..................................        22,352
     5,858      Reed Elsevier NV ................................        72,575
    11,888      Reed Elsevier Plc ...............................       104,199
     1,481      Renault S.A .....................................        68,190
    13,540      Reuters Group plc ...............................        49,669
       200      Saizeriya Co Ltd ................................         3,026
       400      Sanrio Co Ltd ...................................         2,836
    14,000      Sanyo Electric Co Ltd ...........................        51,370
       548      Schibsted ASA ...................................         5,693
    46,058    * Seat-Pagine Gialle S.p.A ........................        27,629
       900    * Sega Corp .......................................        19,896
     1,000    * Seiyu Ltd .......................................         3,388
     3,000      Seven-Eleven Japan Co Ltd .......................       100,409
     8,000      Sharp Corp ......................................        77,881
       400      Shimachu Co Ltd .................................         6,611
       100      Shimamura Co Ltd ................................         6,553
       600      Shimano, Inc ....................................         8,618
    15,582      Signet Group plc ................................        21,770
     3,000      Singapore Press Holdings Ltd ....................        32,894
     7,972      Six Continents plc ..............................        69,004
     1,600      Sky City Entertainment Group ....................         5,347
       700      Skylark Co Ltd ..................................        15,127
     1,170      Societe Television Francaise 1 (T.F.1) ..........        27,548
       863      Sodexho Alliance S.A ............................        24,491
       674      Sol Melia S.A ...................................         3,166
     8,600      Sony Corp .......................................       363,172

    SHARES                                                             VALUE
    ------                                                             -----
     3,297      TABCORP Holdings Ltd ............................   $    22,074
     2,000      Takashimaya Co Ltd ..............................        10,198
     7,000      Teijin Ltd ......................................        20,363
     1,506      Telefonica Publicidad E Informacion S.A .........         4,775
     3,000      Television Broadcasts Ltd .......................         9,615
     1,000      The Warehouse Group Ltd .........................         3,508
     1,500      Toho Co Ltd .....................................        16,338
    11,000      Toray Industries, Inc ...........................        26,453
     5,000      Toyobo Co Ltd ...................................         7,024
       400      Toyoda Gosei Co Ltd .............................         5,897
    23,100      Toyota Motor Corp ...............................       566,019
     1,241      TUI AG ..........................................        23,439
     3,416      United Business Media plc .......................        14,024
     1,000      UNY Co Ltd ......................................        10,380
       765      Valeo S.A .......................................        25,715
        36      Valora Holding AG ...............................         6,807
     8,259      Vivendi Universal S.A ...........................       106,686
     2,108      VNU NV ..........................................        49,509
     2,726      Volkswagen AG ...................................       117,376
     2,860      Volvo AB (B Shs) ................................        43,593
     2,703      Whitbread plc ...................................        23,249
     2,545      Wolters Kluwer NV ...............................        47,320
     9,756      Woolworths Ltd ..................................        66,501
       300      World Co Ltd ....................................         7,537
    10,694      WPP Group plc ...................................        72,449
       200      Yamada Denki Co Ltd .............................        14,049
     1,000      Yamaha Motor Co Ltd .............................         7,611
                                                                    -----------
                TOTAL CONSUMER CYCLICAL                               6,149,625
                                                                    -----------
CONSUMER NON-CYCLICAL--9.69%
       300      Aderans Co Ltd ..................................         5,839
       390      Adidas-Salomon AG ...............................        27,403
       999      AGFA Gevaert NV .................................        18,819
     5,000      Ajinomoto Co, Inc ...............................        49,998
     2,628      Altadis S.A .....................................        60,411
       100      Ariake Japan Co Ltd .............................         3,182
     3,000      Asahi Breweries Ltd .............................        20,925
       262      Beiersdorf AG ...................................        22,998
     8,183      Boots Co plc ....................................        70,894
    15,113      British American Tobacco plc ....................       172,217
     1,464      BRL Hardy Ltd ...................................         6,884
     4,238      Bunzl plc .......................................        29,174
    18,980      Cadbury Schweppes plc ...........................       137,028
       239      Carlsberg a/s (A Shs) ...........................        10,817
     4,865      Carrefour S.A ...................................       219,239
       275      Casino Guichard-Perrachon .......................        19,148
     3,776      Coca-Cola Amatil Ltd ............................        12,537
       860      Coca-Cola Hellenic Bottling Co S.A ..............        12,658
       400      Coca-Cola West Japan Co Ltd .....................         7,140
       135      Colruyt S.A .....................................         6,541
     4,800      Compagnie Financiere Richemont AG. (Units) (A Shs)       80,171
       541      Danisco As ......................................        20,529
       711      Delhaize Group ..................................        21,312
    30,088      Diageo plc ......................................       379,965
     2,847      Electrolux AB Series B ..........................        47,327
       917      Essilor International S.A .......................        38,138
    19,598      Foster's Group Ltd ..............................        50,932
     1,000      Fraser & Neave Ltd ..............................         4,409
        60      Givaudan S.A. (Regd) ............................        26,096
    10,611      Goodman Fielder Ltd .............................         9,640
     1,163      Groupe Danone ...................................       142,150
     1,775      Heineken NV .....................................        72,138
     6,719      Imperial Tobacco Group plc ......................       112,225
     1,387      Interbrew S.A ...................................        36,512
       200      ITO EN Ltd ......................................         7,074
         7      Japan Tobacco, Inc ..............................        47,320

                       SEE NOTES TO FINANCIAL STATEMENTS

               - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
CONSUMER NON-CYCLICAL--(CONTINUED)
       269    * Jeronimo Martins SGPS S.A .......................   $     1,622
     5,000      Kao Corp ........................................       114,251
       400      Katokichi Co Ltd ................................         6,191
     1,082      Kerry Group (Class A) ...........................        15,353
     1,000      Kikkoman Corp ...................................         6,058
     6,000      Kirin Brewery Co Ltd ............................        35,255
    14,000      Li & Fung Ltd ...................................        14,718
     3,086      L'Oreal S.A .....................................       228,762
     1,238      Luxottica Group S.p.A ...........................        15,350
     2,000      Meiji Dairies Corp ..............................         5,983
     3,000      Meiji Seika Kaisha Ltd ..........................         8,925
     1,343      Metro AG ........................................        29,571
     3,642      Nestle S.A. (Regd) ..............................       768,888
     2,000      Nichirei Corp ...................................         6,661
     1,000      Nippon Meat Packers, Inc ........................         7,867
     1,000      Nisshin Seifun Group, Inc .......................         7,190
       800      Nissin Food Products Co Ltd .....................        15,999
     1,370      Numico NV .......................................        24,977
     1,846      Orkla ASA .......................................        30,242
       140      Papastratos Cigarette Co ........................         2,126
     3,592      Parmalat Finanziaria S.p.A ......................        10,721
       401      Pernod-Ricard ...................................        36,416
       900      QP Corp .........................................         7,564
     4,980      Reckitt Benckiser plc ...........................        96,395
     5,903      Royal Ahold NV ..................................        91,271
     7,399      SABMiller plc ...................................        52,898
     9,773      Safeway plc .....................................        32,876
    13,431      Sainsbury (J) plc ...............................        67,300
     2,000      Sapporo Breweries Ltd ...........................         4,264
     7,089      Scottish & Newcastle plc ........................        61,748
     3,000      Shiseido Co Ltd .................................        36,668
     1,000    * Snow Brand Milk Products Co .....................         1,661
       366      Societe BIC S.A .................................        13,786
     9,579    * Sonae SPGS S.A ..................................         4,687
     5,999      Southcorp Ltd ...................................        18,134
     3,253      Swedish Match AB ................................        25,224
     1,000      Takara Holdings, Inc ............................         5,281
     3,745      Tate & Lyle plc .................................        21,396
    64,708      Tesco plc .......................................       214,139
     2,009      The Swatch Group AG. (Regd) .....................        30,401
     5,203      Unilever NV (Cert) ..............................       301,426
    25,561      Unilever plc ....................................       231,424
       200      Wella AG ........................................         7,927
     1,000      Yakult Honsha Co Ltd ............................        10,983
     1,000      Yamazaki Baking Co Ltd ..........................         5,248
                                                                    -----------
                TOTAL CONSUMER NON-CYCLICAL                           4,745,617
                                                                    -----------
ENERGY--10.17%
    32,500      BG Group plc ....................................       130,890
   204,586      BP plc ..........................................     1,456,275
    39,011      Centrica plc ....................................       106,112
    25,639      ENI S.p.A .......................................       383,380
     3,014      Fortum Oyj ......................................        17,402
     2,037      Gas Natural SDG S.A .............................        34,386
       825      Hellenic Petroleum S.A ..........................         4,925
    35,000      Hong Kong & China Gas Co Ltd ....................        46,667
       263      IHC Caland NV ...................................        12,508
     1,716      Italgas S.p.A ...................................        16,927
     8,000      Japan Energy Corp ...............................         7,867
    32,385      Lattice Group plc ...............................        88,341
    13,000      Nippon Oil Corp .................................        54,039
     1,356      Norsk Hydro ASA .................................        55,717
       125      OMV AG ..........................................        10,618
     5,681      Origin Energy Ltd ...............................        11,480
    19,000      Osaka Gas Co Ltd ................................        45,221

    SHARES                                                             VALUE
    ------                                                             -----
     8,392      Repsol YPF S.A ..................................   $   106,515
    19,379      Royal Dutch Petroleum Co ........................       823,998
     5,725      Santos Ltd ......................................        19,859
    88,439      Shell Transport & Trading Co plc ................       552,902
     1,000      Showa Shell Sekiyu KK ...........................         5,454
       321      Smedvig a/s (A Shs) .............................         1,706
     7,113      Snam Rete Gas ...................................        21,787
     4,060      Statoil ASA .....................................        33,256
       213      Technip-Coflexip S.A ............................        16,675
     1,000      Teikoku Oil Co Ltd ..............................         3,727
    24,000      Tokyo Gas Co Ltd ................................        67,633
     2,000      TonenGeneral Sekiyu KK ..........................        11,966
     5,813      Total Fina Elf S.A ..............................       799,249
     4,345      Woodside Petroleum Ltd ..........................        31,579
                                                                    -----------
                TOTAL ENERGY                                          4,979,065
                                                                    -----------
FINANCIAL SERVICES--23.93%
     5,646      3i Group plc ....................................        44,331
     3,000      77 Bank Ltd .....................................        10,537
    12,643      ABN Amro Holding NV .............................       173,709
       700      Acom Co Ltd .....................................        37,312
     8,464      Aegon NV ........................................        91,112
       100      Aeon Credit Service Co Ltd ......................         5,008
       400      Aiful Corp ......................................        23,635
     4,230      Alleanza Assicurazioni ..........................        28,935
     3,000      Allgreen Properties Ltd .........................         1,967
     1,713      Allianz AG. (Regd) ..............................       170,987
     8,272      Allied Irish Banks plc ..........................       100,944
     1,412      Alpha Bank S.A ..................................        19,234
     4,821      AMP Diversified Property Trust ..................         6,716
    10,582      AMP Ltd .........................................        76,210
     5,864      Amvescap plc ....................................        33,228
     7,000    * Ashikaga Bank Ltd ...............................         7,000
     9,354      Assicurazioni Generali S.p.A ....................       153,876
    13,825      Australia and New Zealand Banking Group Ltd .....       148,892
    20,977      Aviva plc .......................................       126,560
    12,617      AXA .............................................       155,572
     2,516      Banca Fideuram S.p.A ............................        10,735
     7,041      Banca Monte Dei Paschi Siena ....................        18,604
    14,721    * Banca Nazionale Del Lavoro S.p.A ................        19,895
     3,342    * Banca Popolare Di Milano ........................        12,264
    27,796      Banco Bilbao Vizcaya Argentaria S.A .............       257,050
    14,113      Banco Comercial Portugues S.A. (Regd) ...........        35,909
       807      Banco Espirito Santo S.A. (Regd) ................         8,687
    39,358      Banco Santander Central Hispano S.A .............       243,419
    13,200      Bank Of East Asia Ltd ...........................        24,285
     4,000      Bank Of Fukuoka Ltd .............................        14,644
     9,321      Bank Of Ireland (London) ........................        99,972
     1,090      Bank Of Piraeus .................................         7,104
     8,000      Bank Of Yokohama Ltd ............................        32,065
    61,303      Barclays plc ....................................       412,920
     3,140      Bayerische Hypo-und Vereinsbank AG ..............        59,920
    14,692    * Bipop-Carire S.p.A ..............................         6,642
     7,267      BNP Paribas .....................................       300,744
    25,000    * BOC Hong Kong Holdings Ltd ......................        26,282
     3,089      BPI-SGPS S.A. (Regd) ............................         6,802
     4,727      British Land Co plc .............................        33,648
    11,048      BT Office Trust .................................         8,699
     4,436    * Canary Wharf Group plc ..........................        26,521
    10,000      CapitaLand Ltd ..................................         7,235
    11,277      Capitalia S.p.A .................................        13,629
    14,000      Cheung Kong Holdings Ltd ........................        97,372
     6,000      Chiba Bank Ltd ..................................        18,941
     4,000      City Developments Ltd ...........................        12,321
     1,221      Close Brothers Group plc ........................         9,435
     5,088      Colonial First State Property Trust Group .......         6,864

                       SEE NOTES TO FINANCIAL STATEMENTS

               - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
FINANCIAL SERVICES--(CONTINUED)
       648      Commercial Bank Of Greece .......................   $    12,264
    11,626      Commonwealth Bank Of Australia ..................       203,753
       713      Corporacion Mapfre S.A ..........................         4,521
     1,100      Credit Saison Co Ltd ............................        23,181
     9,369      Credit Suisse Group .............................       206,559
    38,000    * Daiwa Bank Holdings, Inc ........................        27,321
    11,000      Daiwa Securities Group, Inc .....................        54,998
     5,090      Danske Bank a/s .................................        84,167
    10,000      DBS Group Holdings Ltd ..........................        68,389
     5,122      Deutsche Bank AG. (Regd) ........................       297,987
       554      Deutsche Boerse AG ..............................        20,873
    10,747      Deutsche Office Trust ...........................         6,864
     5,981      Dexia ...........................................        69,358
     3,575      DnB Holding ASA .................................        17,046
       838      Drott AB (B Shs) ................................         7,878
     1,432      EFG Eurobank Ergasias S.A .......................        17,685
       239      Erste Bank Der Oesterreichischen Sparkassen AG ..        15,965
     9,120      Fortis ..........................................       157,077
    17,778      General Property Trust ..........................        27,212
       408    * Gjensidige Nor Asa ..............................        13,449
     3,000      Gunma Bank Ltd ..................................        12,818
     2,507      Hammerson plc ...................................        18,765
    11,000      Hang Lung Properties Ltd ........................        10,859
     7,400      Hang Seng Bank Ltd ..............................        79,218
    34,913      HBOS plc ........................................       367,052
     5,000      Henderson Land Development Co Ltd ...............        15,641
     6,000    * Hokuriku Bank Ltd ...............................         7,735
    10,000      Hong Kong Exchanges & Clearing Ltd ..............        12,244
    85,178      HSBC Holdings plc (United Kingdom) ..............       933,399
    15,457      ING Groep NV ....................................       294,810
    11,802      Insurance Australia Group Ltd ...................        20,339
    32,496      IntesaBci S.p.A .................................        75,526
     8,428      IntesaBci S.p.A. (Rnc) ..........................        13,856
     2,543      Irish Life & Permanent plc ......................        31,729
     7,000      Joyo Bank Ltd ...................................        19,437
       827      KBC Bancassurance Holding NV ....................        29,378
     3,000      Keppel Land Ltd .................................         1,950
     4,831      Land Securities Group Plc .......................        56,559
    47,570      Legal & General Group plc .......................        73,885
     3,599      Lend Lease Corp Ltd .............................        21,679
    51,595      Lloyds TSB Group plc ............................       423,639
     1,837      Macquarie Bank Ltd ..............................        23,263
    17,586      Macquarie Infrastructure Group ..................        29,533
     2,415      Man Group plc ...................................        39,470
       530      Marschollek Lautenschlaeger Und Partner .........         6,509
     3,873      Mediobanca S.p.A ................................        29,298
     1,991      Mediolanum S.p.A ................................         9,489
       344      Metrovacesa S.A .................................         5,891
        14    * Millea Holdings, Inc ............................       108,871
     6,301      Mirvac Group ....................................        14,259
     8,000      Mitsubishi Estate Co Ltd ........................        59,634
        34      Mitsubishi Tokyo Financial ......................       219,164
     6,000      Mitsui Fudosan Co Ltd ...........................        45,469
    12,000      Mitsui Sumitomo Insurance Co ....................        55,535
     4,000      Mitsui Trust Holdings, Inc ......................         7,834
        56      Mizuho Holdings, Inc ............................       111,532
       972      Muenchener Rueckver AG. (Regd) ..................       154,094
    14,349      National Australia Bank Ltd .....................       283,867
     1,713      National Bank Of Greece S.A .....................        29,973
    13,000      New World Development Co Ltd ....................         8,083
    12,000      Nikko Cordial Corp ..............................        49,188
    17,000      Nomura Holdings, Inc ............................       207,222
    20,678      Nordea AB (Sweden) ..............................        94,445
       700      ORIX Corp .......................................        44,139

    SHARES                                                             VALUE
    ------                                                             -----
     9,000      Oversea-Chinese Banking Corp Ltd ................   $    51,376
     4,000      Parkway Holdings Ltd ............................         1,775
       154      Pohjola Group plc (D Shs) .......................         2,200
       800      Promise Co Ltd ..................................        33,718
     2,227      Provident Financial plc .........................        20,510
    18,489      Prudential plc ..................................       118,909
     5,168      QBE Insurance Group Ltd .........................        20,601
     3,243      RAS S.p.A .......................................        38,020
    13,579      Royal & Sun Alliance Insurance Group plc ........        23,581
    24,961      Royal Bank Of Scotland Group plc ................       568,487
     2,552      Sampo Oyj Series (A Shs) ........................        17,831
     7,998      Sanpaolo IMI S.p.A ..............................        58,310
     5,000      Shizuoka Bank Ltd ...............................        31,941
     6,000      Singapore Exchange Ltd ..........................         4,035
     1,000      Singapore Land Ltd ..............................         1,797
     8,145      Skandia Forsakrings AB ..........................        18,428
     4,337      Skandinaviska Enskilda Banken (A Shs) ...........        41,000
     3,769      Slough Estates plc ..............................        19,298
     2,737      Societe Generale (A Shs) ........................       145,037
     7,000      Sompo Japan Insurance, Inc ......................        40,147
     7,741      Stockland Trust Group ...........................        18,583
     1,404    * Storebrand ASA ..................................         4,918
    36,000      Sumitomo Mitsui Banking Corp ....................       162,142
     3,000      Sumitomo Realty & Development Co Ltd ............        14,999
     8,000      Sumitomo Trust & Banking Co Ltd .................        34,511
    12,000      Sun Hung Kai Properties Ltd .....................        74,615
     4,920      Suncorp-Metway Ltd ..............................        33,726
     1,000      Suruga Bank Ltd .................................         4,066
     5,455      Svenska Handelsbanken AB (A Shs) ................        75,036
     2,757      Swiss Reinsurance Co (Regd) .....................       174,983
       720      Takefuji Corp ...................................        44,626
       214    * Topdanmark As ...................................         5,865
     1,200      Tower Ltd .......................................         2,190
    11,520      UBS AG. (Regd) ..................................       504,885
        31      UFJ Holdings, Inc ...............................        64,815
       383      Unibail .........................................        23,800
    31,340      UniCredito Italiano S.p.A .......................       119,917
    11,000      United Overseas Bank Ltd ........................        78,958
     2,000      United Overseas Land Ltd ........................         1,933
       984      Vallehermoso S.A ................................         7,251
     3,811      Westfield Holdings Ltd ..........................        27,887
    18,656      Westfield Trust (Units) .........................        33,589
    16,255      Westpac Banking Corp ............................       140,873
     3,000      Wing Tai Holdings Ltd ...........................         1,221
       783      Zurich Financial Services AG ....................        67,482
                                                                    -----------
                TOTAL FINANCIAL SERVICES                             11,722,072
                                                                    -----------
HEALTH CARE--9.72%
       634      Altana AG .......................................        25,872
     6,450      Amersham plc ....................................        55,981
    16,008      AstraZeneca plc (United Kingdom) ................       494,272
     6,166      Aventis S.A .....................................       337,907
     1,000      Banyu Pharmaceutical Co Ltd .....................        11,347
     2,560    * Celltech Group plc ..............................        15,585
     2,000      Chugai Pharmaceutical Co Ltd ....................        19,834
       478      Cochlear Ltd ....................................         9,764
       110      Coloplast a/s (B Shs) ...........................         8,551
     1,495      CSL Ltd .........................................        19,706
     2,000      Daiichi Pharmaceutical Co Ltd ...................        31,734
     2,300      Eisai Co Ltd ....................................        54,836
     3,234    * Elan Corp plc ...................................         8,545
       336      Fresenius Medical Care AG .......................         8,056
     2,000      Fujisawa Pharmaceutical Co Ltd ..................        42,312
     1,629      Gambro AB (A Shs) ...............................         8,029
       876      Gambro AB (B Shs) ...............................         4,299
       228      Gehe AG .........................................         9,371

                       SEE NOTES TO FINANCIAL STATEMENTS

               - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
HEALTH CARE--(CONTINUED)
    55,308      GlaxoSmithKline plc .............................   $ 1,048,981
       650      H. Lundbeck a/s .................................        15,416
       430      Instrumentarium Oyj .............................        10,878
     3,000      Kyowa Hakko Kogyo Co Ltd ........................        14,057
       445      Merck Kgaa ......................................         9,798
       194    * Nobel Biocare Holding Ag ........................         9,664
    25,196      Novartis AG. (Regd) .............................       994,845
     2,536      Novo Nordisk a/s (B Shs) ........................        75,182
       164      Omega Pharma S.A ................................         6,620
       306      Orion-Yhtyma (B Shs) ............................         6,828
     1,267    * Qiagen NV .......................................         6,695
     7,188      Roche Holding AG. (Genusscheine) ................       480,224
     3,000      Sankyo Co Ltd ...................................        39,916
     3,674      Sanofi-Synthelabo S.A ...........................       205,296
     1,629      Schering AG .....................................        87,199
        64      Serono S.A. (B Shs) .............................        33,479
     2,000      Shionogi & Co Ltd ...............................        20,164
     8,539      Smith & Nephew plc ..............................        50,385
     2,058      Sonic Healthcare Ltd ............................         7,139
        82    * Sulzer Medica AG. (Regd) ........................        12,025
       300      Suzuken Co Ltd ..................................         6,520
        40      Synthes-Stratec, Inc ............................        20,951
     1,000      Taisho Pharmaceutical Co Ltd ....................        15,198
     7,000      Takeda Chemical Industries Ltd ..................       286,351
     1,700      Terumo Corp .....................................        23,715
       804      UCB S.A .........................................        23,509
       274    * William Demant Holding ..........................         5,885
     3,200      Yamanouchi Pharmaceutical Co Ltd ................        71,137
     1,174      Zeltia S.A ......................................         6,859
                                                                    -----------
                TOTAL HEALTH CARE                                     4,760,917
                                                                    -----------
OTHER--2.42%
     1,193      Adecco S.A. (Regd) ..............................        48,021
     9,703      Aegis Group plc .................................        10,830
     2,148      Amadeus Global Travel Distribution S.A. (A Shs) .        11,057
       190      Amer Group plc ..................................         5,392
     2,708      Assa ABloy AB (B Shs) ...........................        27,326
     2,100      Auckland International Airport Ltd ..............         4,280
     9,861      BAA plc .........................................        80,813
        30      Bellsystem 24, Inc ..............................         5,672
       600      Benesse Corp ....................................         9,848
     6,230      Capita Group plc ................................        25,698
     7,540      Chubb plc .......................................        15,154
       735      DCC plc .........................................         7,286
     3,584      Deutsche Post AG. (Regd) ........................        36,125
     4,016      Electrocomponents plc ...........................        17,616
       100      Flughafen Wien AG ...............................         2,985
       200      Fuji Soft ABC, Inc ..............................         4,016
       601      Group 4 Falck A/S ...............................        16,511
     1,012      Hagemeyer NV ....................................        10,111
     1,000      Haw Par Corp Ltd ................................         2,295
    15,202      Hays plc ........................................        31,205
       200      Hitachi Software Engineering Co Ltd .............         5,553
    21,000      Hutchison Whampoa Ltd ...........................       137,981
       402    * ISS a/s .........................................        16,393
    13,000      Itochu Corp .....................................        32,123
       300      Itochu Techno-Science Corp ......................         6,669
     5,000      Keppel Corp Ltd .................................        12,717
        55      Kobenhavns Lufthavne As .........................         3,696
       330      M.J. Maillis S.A ................................         1,673
    11,000      Marubeni Corp ...................................        12,090
       300      Meitec Corp .....................................         7,277
    10,000      Mitsubishi Corp .................................        65,286
    11,000      Mitsui & Co Ltd .................................        55,816
         1      NET One Systems Co Ltd ..........................         4,463

    SHARES                                                             VALUE
    ------                                                             -----
       200      Nippon System Development Co Ltd ................   $     4,711
       692      OCE NV ..........................................         5,959
       300      Oracle Corp (Japan) .............................         9,867
       185    * Ostasiatiske Kompagni ...........................         3,705
    17,402      Rentokil Initial plc ............................        60,034
     1,500      Secom Co Ltd ....................................        60,865
     2,688      Securitas AB (B Shs) ............................        39,972
     3,788      Serco Group plc .................................         9,520
        41      SGS Societe Generale Surveillance Holdings S.A ..        10,409
     1,800      Softbank Corp ...................................        15,827
     6,000      Sumitomo Corp ...................................        30,048
     9,000      Swire Pacific Ltd (A Shs) .......................        39,231
     3,681    * Terra Lycos S.A .................................        16,390
       300      TIS, Inc ........................................         5,553
     3,012      TPG NV ..........................................        55,738
       100      Trans Cosmos, Inc ...............................         1,625
       993      Vedior NV .......................................         8,270
     3,479      Wesfarmers Ltd ..................................        54,210
    11,000      Wharf Holdings Ltd ..............................        21,577
                                                                    -----------
                TOTAL OTHER                                           1,187,489
                                                                    -----------
PRODUCER DURABLES--4.58%
     8,280    * ABB Ltd .........................................        36,510
       600      Advantest Corp ..................................        25,784
     2,510    * Alstom ..........................................        15,843
     2,000      Amada Co Ltd ....................................         7,967
     1,744      Atlas Copco AB (B Shs) ..........................        32,325
     3,719      Balfour Beatty plc ..............................         9,709
     5,000    * Chartered Semiconductor Manufacturing Ltd .......         4,041
     1,000      Daikin Industries Ltd ...........................        17,396
     2,000      Ebara Corp ......................................         7,867
     1,000      Fanuc Ltd .......................................        42,808
       231    * FLS Industries a/s (B Shs) ......................         2,694
     4,000      Fuji Electric Co Ltd ............................         9,355
       300      Fuji Machine Manufacturing Co Ltd ...............         3,595
    15,000      Fujitsu Ltd .....................................        70,286
    28,000      Hitachi Ltd .....................................       145,084
     8,000    * Hitachi Zosen Corp ..............................         3,570
     1,000      Hoya Corp .......................................        64,377
     2,923      IMI plc .........................................        12,685
    32,266      Invensys plc ....................................        35,761
    11,000      Ishikawajima-Harima Heavy Industries Co Ltd .....        14,545
    11,000    * Kawasaki Heavy Industries Ltd ...................        11,454
       126      KCI Konecranes International ....................         3,385
     9,000      Komatsu Ltd .....................................        30,495
       312      Kone Oyj (B Shs) ................................         8,793
    11,964      Koninklijke Philips Electronics NV ..............       202,196
     9,000      Kubota Corp .....................................        24,247
     4,210    * Kvaerner Industrier Asa (Series A) ..............         2,658
       389    * Logitech International S.A. (Regd) ..............        10,422
       200      Mabuchi Motor Co Ltd ............................        18,082
     1,000      Makita Corp .....................................         5,818
       928      Metso Oyj .......................................        10,126
    15,000    * Mitsubishi Electric Corp ........................        48,593
    28,000      Mitsubishi Heavy Industries Ltd .................        75,203
     6,000    * Mitsui Engineering & Shipbuilding Co Ltd ........         6,248
       400      Mori Seiki Co Ltd ...............................         2,568
     2,200      Murata Manufacturing Co Ltd .....................       125,267
    13,000    * NEC Corp ........................................        64,567
       172    * NEG Micon a/s ...................................         3,626
     2,000    * Nikon Corp ......................................        16,908
     1,200      Nitto Denko Corp ................................        32,528
     4,000      NSK Ltd .........................................        12,826
     3,000      NTN Corp ........................................         9,917
     4,000    * Oki Electric Industry Co Ltd ....................         7,372
     1,000      Rohm Co Ltd .....................................       123,714

                       SEE NOTES TO FINANCIAL STATEMENTS

               - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------
    SHARES                                                             VALUE
    ------                                                             -----
PRODUCER DURABLES--(CONTINUED)
     1,000      Sanden Corp .....................................   $     2,868
     2,020      Sandvik AB ......................................        47,740
        46      Schindler Holding AG. (Pt Cert) .................         7,852
     1,953      Schneider Electric S.A ..........................        88,852
     9,000      SembCorp Industries Ltd .........................         5,239
     7,344      Siemens AG ......................................       309,034
    12,000      Singapore Technologies Engineering Ltd ..........        11,666
       898      SKF AB (B Shs) ..................................        20,460
       400      SMC Corp ........................................        38,676
     2,000    * ST Assembly Test Services .......................         1,130
     1,000      Stanley Electric Co Ltd .........................        11,528
     4,000    * Sumitomo Heavy Industries Ltd ...................         3,041
     1,000      Taiyo Yuden Co Ltd ..............................        15,132
     1,090      Tandberg ASA ....................................        11,469
       900      THK Co Ltd ......................................        12,793
     1,489    * Thomson Multimedia ..............................        25,718
     1,400      Tokyo Electron Ltd ..............................        60,278
     1,666      Tomra Systems ASA ...............................         9,120
    26,000    * Toshiba Corp ....................................        84,443
     1,400      Toyota Industries Corp ..........................        21,404
     1,000      Ushio, Inc ......................................         9,826
        82      VA Technologie AG ...............................         1,505
       974      Vestas Wind Systems a/s .........................        13,090
       344      Wartsila Oyj (B Shs) ............................         4,881
     1,000      Yokogawa Electric Corp ..........................         6,405
                                                                    -----------
                TOTAL PRODUCER DURABLES                               2,243,365
                                                                    -----------
TECHNOLOGY--4.40%
    10,907      Alcatel S.A .....................................        40,133
     1,000      Alps Electric Co Ltd ............................        11,867
     9,421    * ARM Holdings plc ................................        20,589
     7,000      Asahi Glass Co Ltd ..............................        39,916
     4,171    * ASML Holding NV .................................        32,613
     8,000      Canon, Inc ......................................       270,400
       983      Cap Gemini S.A ..................................        25,386
     2,000      Citizen Watch Co Ltd ............................        11,074
       450      Creative Technology Ltd .........................         3,027
       600      CSK Corp ........................................        21,470
     5,000      Dai Nippon Printing Co Ltd ......................        53,593
     1,000    * Dainippon Screen Manufacturing Co Ltd ...........         4,281
       430      Dassault Systemes S.A ...........................        11,698
     2,000      Datacraft Asia Ltd ..............................         1,350
       429    * EDB Business Partner ASA ........................         1,143
       466    * Epcos AG ........................................         5,655
   141,447    * Ericsson (LM) (B Shs) ...........................        87,141
     3,000      Fujikura Ltd ....................................         7,785
       100      Fujitsu Support & Service, Inc ..................         1,769
     4,000      Furukawa Electric Co Ltd ........................         9,983
       200      Hirose Electric Co Ltd ..........................        14,941
     1,000      Hitachi Cable Ltd ...............................         3,016
     3,173    * Infineon Technologies AG ........................        27,139
       704      Intracom S.A ....................................         4,395
    14,000      Johnson Electric Holdings Ltd ...................        14,718
       200      Keyence Corp ....................................        35,370
     2,000      Konica Corp .....................................        12,875
     1,500      Kyocera Corp ....................................       102,267
     3,000      Minebea Co Ltd ..................................        15,297
     5,350      Misys plc .......................................        14,991
       600      Mitsumi Electric Co Ltd .........................         7,343
     1,000      NGK Spark Plug Co Ltd ...........................         6,801
       300      Nidec Corp ......................................        16,313
     1,000      Nippon Comsys Corp ..............................         4,958
     3,000      Nippon Sheet Glass Co Ltd .......................         7,710
    43,421      Nokia Oyj .......................................       604,232
        12      NTT Data Corp ...................................        41,056

    SHARES                                                             VALUE
    ------                                                             -----
     2,000      Olympus Optical Co Ltd ..........................   $    29,007
     2,000      Omron Corp ......................................        26,429
     6,000      Ricoh Co Ltd ....................................       103,880
    11,211      Sage Group plc ..................................        20,650
     1,873      SAP AG ..........................................       115,107
     5,539      STMicroelectronics NV ...........................        96,105
     5,000      Sumitomo Electric Industries Ltd ................        28,594
     1,100      TDK Corp ........................................        45,543
       762      Tietoenator Corp ................................        10,514
     5,000      Toppan Printing Co Ltd ..........................        41,568
       500    * Trend Micro, Inc ................................        13,842
        90      Unaxis Holding AG. (Regd) .......................         6,103
     2,000      Venture Manufacturing Ltd (Singapore) ...........        13,113
     1,000      Yamaha Corp .....................................         8,727
                                                                    -----------
                TOTAL TECHNOLOGY                                      2,153,483
                                                                    -----------
TRANSPORTATION--1.73%
    18,176    * Alitalia S.p.A ..................................         5,247
     4,000    * All Nippon Airways Co Ltd .......................         9,322
     2,967      Associated British Ports Holdings plc ...........        19,360
       569      Attica Enterprise Holding S.A ...................         1,849
       357      Bergesen DY a/s (B Shs) .........................         5,516
     9,021      Brambles Industries Ltd .........................        36,259
     6,657      Brambles Industries plc .........................        24,628
     4,674    * British Airways plc .............................         8,992
     9,000      Cathay Pacific Airways Ltd ......................        12,115
         9      Central Japan Railway Co ........................        53,254
         2      Dampskibsselskabet Af 1912 (B Shs) ..............        13,176
         2      Dampskibsselskabet Svendborg (B Shs) ............        17,208
     1,762    * Deutsche Lufthansa AG. (Regd) ...................        19,485
       181      DSV, DE Sammensluttede Vognmaend ................         4,507
        32      East Japan Railway Co ...........................       144,390
     2,704      Exel plc ........................................        29,125
     3,921      Firstgroup plc ..................................        14,904
       419    * Frontline Ltd ...................................         2,288
     3,889      Iberia ..........................................         5,328
     5,000      Japan Airlines Co Ltd ...........................        11,983
     1,000      Kamigumi Co Ltd .................................         4,727
     4,000      Kawasaki Kisen Kaisha Ltd .......................         4,859
     3,000      Keihin Electric Express Railway Co Ltd ..........        14,008
     5,000      Keio Electric Railway Co Ltd ....................        26,156
    14,000    * Kinki Nippon Railway Co Ltd .....................        37,602
     7,710      Mayne Group Ltd .................................        15,367
     1,000      Mitsubishi Logistics Corp .......................         5,859
     7,000      Mitsui O.S.K. Lines Ltd .........................        12,611
    12,500      MTR Corp ........................................        15,224
     8,000    * Neptune Orient Lines Ltd ........................         2,803
     7,000      Nippon Express Co Ltd ...........................        28,982
     9,000      Nippon Yusen Kabushiki Kaisha ...................        26,404
     6,286      Peninsular And Oriental Steam Navigation Co .....        19,821
     3,466    * Ryanair Holdings plc ............................        18,791
       688    * SAS AB ..........................................         4,458
     1,000      Seino Transportation Co Ltd .....................         5,529
     2,000      SembCorp Logistics Ltd ..........................         2,136
     5,000      Singapore Airlines Ltd ..........................        28,825
     8,000      SMRT Corp Ltd ...................................         2,736
     7,000      Tobu Railway Co Ltd .............................        17,933
     9,000      Tokyu Corp ......................................        31,610
        10      West Japan Railway Co ...........................        35,618
     3,000      Yamato Transport Co Ltd .........................        44,874
                                                                    -----------
                TOTAL TRANSPORTATION                                    845,869
                                                                    -----------
UTILITIES--11.08%
       944      ACEA S.p.A ......................................         4,878
       559      Aguas de Barcelona S.A ..........................         5,514
     3,915      Australian Gas Light Co Ltd .....................        21,707
     1,106      Autopistas Concesionaria Espanola S.A ...........        12,966

                       SEE NOTES TO FINANCIAL STATEMENTS

               - INSTITUTIONAL INTERNATIONAL EQUITY INDEX FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
UTILITIES--(CONTINUED)
     7,557      Autostrade-Concessioni e Costruzioni
                  Autostrade S.p.A. .............................   $    65,818
     2,569      AWG plc .........................................        18,527
     1,575      Bouygues S.A ....................................        40,952
     2,534      Brisa-Auto Estradas de Portugal S.A .............        13,490
    80,293      BT Group plc ....................................       244,408
    20,987      Cable & Wireless plc ............................        47,994
     6,100      Chubu Electric Power Co, Inc ....................       111,912
    17,500      CLP Holdings Ltd ................................        71,571
     2,500      Contact Energy Ltd ..............................         4,598
    19,222      Deutsche Telekom AG. (Regd) .....................       198,264
     5,385      E.ON AG .........................................       263,488
       275      Electrabel S.A ..................................        63,646
    17,509      Electricidade De Portugal S.A ...................        29,300
     8,351      Endesa S.A ......................................        93,164
    19,627      Enel S.p.A ......................................       102,565
     3,863      France Telecom S.A ..............................        39,126
     2,016    * GN Store Nord ...................................         6,003
     3,074      Hellenic Telecommunications Organization S.A ....        36,640
    13,500      Hong Kong Electric Holdings Ltd .................        55,731
     7,009      Iberdrola S.A ...................................        89,853
    10,620    * International Power plc .........................        16,744
     6,600      Kansai Electric Power Co, Inc ...................       101,832
     3,615      Kelda Group plc .................................        21,387
    15,878    * KPN NV ..........................................        83,440
     3,000      Kyushu Electric Power Co, Inc ...................        43,535
    16,348      National Grid Group Plc .........................       118,473
        53      Nippon Telegraph & Telephone Corp ...............       192,281
       173      NTT Docomo, Inc .................................       314,531
        43      Oesterreichische Elektrizitaetswirtschafts AG.
                  (A Shs) .......................................         3,143
    90,000    * Pacific Century Cyberworks Ltd ..................        13,731
     1,526    * Panafon Hellenic Telecom S.A ....................         6,899
     8,761      Portugal Telecom SGPS S.A. (Regd) ...............        51,441
       429      Public Power Corp ...............................         6,020
     3,643      RWE AG ..........................................       124,063
     7,927      Scottish & Southern Energy plc ..................        79,813
    17,141      Scottish Power plc ..............................       100,339
     3,182      Severn Trent plc ................................        31,293
    62,000      Singapore Telecommunications Ltd ................        50,461

    SHARES/
   PRINCIPAL                                                           VALUE
   ---------                                                           -----
     5,106    * Sonera Oyj ......................................   $    21,736
     7,472      Suez S.A ........................................       147,412
       244      Swisscom AG. (Regd) .............................        65,532
     1,214      TDC a/s .........................................        30,552
       822    * Tele2 AB (B Shs) ................................        14,407
    14,100      Telecom Corp Of New Zealand Ltd .................        32,882
    34,545      Telecom Italia S.p.A ............................       266,727
    42,245    * Telefonica S.A ..................................       363,387
     1,155    * Telekom Austria AG ..............................         9,381
     4,228      Telenor ASA .....................................        13,290
     8,393      Telia AB ........................................        24,873
    20,534      Telstra Corp Ltd ................................        56,078
    34,848      TIM S.p.A .......................................       146,981
     1,450    * Tiscali S.p.A ...................................         6,456
     4,200      Tohoku Electric Power Co, Inc ...................        59,006
    11,300      Tokyo Electric Power Co, Inc ....................       219,453
     2,109      Union Fenosa S.A ................................        26,830
     5,138      United Utilities plc ............................        49,566
   620,000      Vodafone Group plc ..............................       873,485
                                                                    -----------
                TOTAL UTILITIES                                       5,429,575
                                                                    -----------
                      TOTAL COMMON STOCK
                  (COST $49,099,469)                                 48,016,919
                                                                    -----------
SHORT TERM INVESTMENT--1.80%
U.S. GOVERNMENT AND AGENCY--1.80%
                Federal Home Loan Bank (FHLB)
$  885,000        1.590%, 09/16/02 ..............................       884,876
                                                                    -----------
                TOTAL SHORT TERM INVESTMENT
                  (COST $884,876)                                       884,876
                                                                    -----------
                TOTAL PORTFOLIO--99.98%
                  (COST $50,058,523)                                 48,974,944
                OTHER ASSETS & LIABILITIES, NET--0.02%                    8,770
                                                                    -----------
                NET ASSETS-- 100.00%                                $48,983,714
                                                                    -----------

----------
*  Non-income producing

                       SEE NOTES TO FINANCIAL STATEMENTS

                 - INSTITUTIONAL REAL ESTATE SECURITIES FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

    SHARES                                                             VALUE
    ------                                                             -----
COMMON STOCK--84.26%
CONSUMER CYCLICAL--0.87%
    15,400      Hilton Hotels Corp ..............................   $   174,020
                                                                    -----------
                TOTAL CONSUMER CYCLICAL .........................       174,020
                                                                    -----------
FINANCIAL SERVICES--83.39%
    13,000      AMB Property Corp ...............................       378,950
    14,000      American Land Lease, Inc ........................       198,800
    17,800      Apartment Investment & Management Co (Class A) ..       743,862
    22,200      Archstone-Smith Trust ...........................       576,090
     8,400      AvalonBay Communities, Inc ......................       374,220
    24,800      Boston Properties, Inc ..........................       956,040
    14,000      CarrAmerica Realty Corp .........................       379,400
     3,400      Centerpoint Properties Corp .....................       190,230
     6,700      Chateau Communities, Inc ........................       187,265
     1,950      Corporate Office Properties Trust ...............        27,105
    41,200      Equity Office Properties Trust ..................     1,137,944
    27,900      Equity Residential ..............................       746,883
    15,700    * Fairmont Hotels & Resorts .......................       378,056
    14,000      Federal Realty Investment Trust .................       381,920
    11,400      General Growth Properties, Inc ..................       570,000
    15,200      Heritage Property Investment Trust ..............       375,744
    11,200      Home Properties Of New York, Inc ................       383,600
    38,300    * Host Marriott Corp ..............................       383,766
     5,350      IRT Property Co .................................        65,484
    19,700      iStar Financial, Inc ............................       561,056
    12,100      Kimco Realty Corp ...............................       382,360
    22,900      Lexington Corporate Properties Trust ............       375,560
    11,600      Manufactured Home Communities, Inc ..............       383,960
     6,600      Mills Corp ......................................       191,400
     6,750      Mission West Properties, Inc ....................        80,933

    SHARES/
   PRINCIPAL                                                           VALUE
   ---------                                                           -----
    30,600      Prologis ........................................   $   769,896
    11,000      PS Business Parks, Inc ..........................       381,150
    11,800      Public Storage, Inc .............................       377,128
     9,700      Ramco-Gershenson Properties .....................       191,187
    16,200      Reckson Associates Realty Corp ..................       380,700
    23,800      Rouse Co ........................................       761,362
    21,700      Simon Property Group, Inc .......................       765,576
    11,700      SL Green Realty Corp ............................       380,601
    12,400      Sovran Self Storage, Inc ........................       381,052
    13,300      St. Joe Co ......................................       385,966
    14,000      Starwood Hotels & Resorts Worldwide, Inc ........       341,320
    10,200      Sun Communities, Inc ............................       377,298
    18,600      Vornado Realty Trust ............................       762,600
                                                                    -----------
                TOTAL FINANCIAL SERVICES ........................    16,666,464
                                                                    -----------
                TOTAL COMMON STOCK
                  (COST $16,860,382)                                 16,840,484
                                                                    -----------
SHORT TERM INVESTMENT--100.05%
U.S. GOVERNMENT AND AGENCY--100.05%
                Federal Home Loan Bank (FHLB)
$20,000,000       1.590%, 9/16/02 ...............................    19,997,200
                                                                    -----------
                TOTAL SHORT TERM INVESTMENT
                  (COST $19,997,200)                                 19,997,200
                                                                    -----------
                TOTAL PORTFOLIO--184.31%
                  (COST $36,857,582)                                 36,837,684
                OTHER ASSETS & LIABILITIES, NET--(84.31%)           (16,851,077)
                                                                    -----------
                NET ASSETS--100.00%                                 $19,986,607
                                                                    ===========

----------
*  Non-income producing

                       SEE NOTES TO FINANCIAL STATEMENTS

                  - INSTITUTIONAL INFLATION-LINKED BOND FUND -
Statement of Investments                                      September 13, 2002
--------------------------------------------------------------------------------

   PRINCIPAL                                                           VALUE
   ---------                                                           -----
GOVERNMENT BONDS--99.02%
  U.S. TREASURY SECURITIES--99.02%
                 U.S. Treasury Bond
   $ 861,346      3.375%, 01/15/12 ................................  $  941,694
     709,597      3.375%, 04/15/32 ................................     817,811
                 U.S. Treasury Inflation Indexed Bond
   2,498,518    k 3.375%, 01/15/07 ................................   2,689,810
   2,617,344    k 3.625%, 01/15/08 ................................   2,850,450
   2,523,462    k 3.875%, 01/15/09 ................................   2,799,466
   1,250,884    k 3.000%, 07/15/12 ................................   1,330,628
   2,614,359    k 3.625%, 04/15/28 ................................   3,059,208
   3,009,981    k 3.875%, 04/15/29 ................................   3,679,232


   PRINCIPAL                                                           VALUE
   ---------                                                           -----
                U.S. Treasury Note
$1,711,168        4.251%, 01/15/10 ..............................   $ 1,947,256
 1,550,745        3.500%, 01/15/11 ..............................     1,697,097
                                                                    -----------
                TOTAL U.S. TREASURY SECURITIES ..................    21,812,652
                                                                    -----------
                TOTAL GOVERNMENT BONDS
                  (COST $21,794,523)                                 21,812,652
                                                                    -----------
                TOTAL PORTFOLIO--99.02%
                  (COST $21,794,523)                                 21,812,652
                OTHER ASSETS & LIABILITIES, NET--0.98%                  216,293
                                                                    -----------
                NET ASSETS--100.00%                                 $22,028,945
                                                                    -----------

----------
k Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.


                        SEE NOTES TO FINANCIAL STATEMENTS

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS       STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
September 13, 2002

                                                             LARGE-CAP        MID-CAP      MID-CAP       SMALL-CAP
                                                               VALUE          GROWTH        VALUE          EQUITY
                                                                FUND           FUND          FUND           FUND
---------------------------------------------------------------------------------------------------------------------
ASSETS

   Portfolio investments, at cost                          $ 39,573,071   $  9,952,229   $ 10,494,657   $ 20,007,387
   Net unrealized appreciation (depreciation)
     of portfolio investments                                    65,463       (128,780)      (218,836)      (175,662)
---------------------------------------------------------------------------------------------------------------------
   Portfolio investments, at value                           39,638,534      9,823,449     10,275,821     19,831,725
   Cash                                                           5,939         77,935         20,023        240,212
   Receivable from securities transactions                      976,260        141,162        907,221             --
   Dividends and interest receivable                                 64            614          2,941          6,398
---------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                            40,620,797     10,043,160     11,206,006     20,078,335
---------------------------------------------------------------------------------------------------------------------

LIABILITIES

   Accrued expenses                                               2,402          1,197          1,193          1,640
   Payable for securities transactions                       20,553,473        171,391      1,433,963        239,481
---------------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                       20,555,875        172,588      1,435,156        241,121
---------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                 $ 20,064,922   $  9,870,572   $  9,770,850   $ 19,837,214
=====================================================================================================================

NET ASSETS CONSIST OF:

   Paid in capital                                         $ 20,000,000   $ 10,000,000   $ 10,000,000   $ 20,000,000
   Accumulated undistributed net investment income                5,679          2,990          5,365         12,876
   Accumulated undistributed net realized gain (loss)
     on total investments                                        (6,220)        (3,638)       (15,679)            --
   Accumulated net unrealized appreciation (depreciation)
     on total investments                                        65,463       (128,780)      (218,836)      (175,662)
---------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                 $ 20,064,922   $  9,870,572   $  9,770,850   $ 19,837,214
=====================================================================================================================

RETIREMENT CLASS:
   Net Assets                                              $    100,325   $     98,705   $     97,709   $     99,183
   Shares outstanding (unlimited authorized;
     $.0001 par value)                                           10,000         10,000         10,000         10,000
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        $10.03          $9.87          $9.77          $9.92
=====================================================================================================================

INSTITUTIONAL CLASS:
   Net Assets                                              $    100,333   $     98,714   $     97,717   $     99,190
   Shares outstanding (unlimited authorized;
     $.0001 par value)                                           10,000         10,000         10,000         10,000
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        $10.03          $9.87          $9.77          $9.92
=====================================================================================================================

RETAIL CLASS:
   Net Assets                                              $ 19,864,264   $  9,673,153   $  9,575,424   $ 19,638,841
   Shares outstanding (unlimited authorized;
     $.0001 par value)                                        1,980,000        980,000        980,000      1,980,000
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        $10.03          $9.87          $9.77          $9.92
=====================================================================================================================

                                                            LARGE-CAP      LARGE-CAP      S&P 500      MID-CAP
                                                           GROWTH INDEX   GROWTH INDEX     INDEX     GROWTH INDEX
                                                               FUND           FUND          FUND         FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS

   Portfolio investments, at cost                          $ 64,685,569  $ 59,801,852  $ 44,716,201  $ 47,490,791
   Net unrealized appreciation (depreciation)
     of portfolio investments                                   795,639       365,506       697,228        94,122
-----------------------------------------------------------------------------------------------------------------
   Portfolio investments, at value                           65,481,208    60,167,358    45,413,429    47,584,913
   Cash                                                       1,979,295       386,853       984,196         5,704
   Receivable from securities transactions                           --            --            --            --
   Dividends and interest receivable                             26,579        35,937        21,629            --
-----------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                            67,487,082    60,590,148    46,419,254    47,590,617
-----------------------------------------------------------------------------------------------------------------

LIABILITIES

   Accrued expenses                                               1,453         1,341         1,012           534
   Payable for securities transactions                        1,647,311       172,423       687,872    23,485,751
-----------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                        1,648,764       173,764       688,884    23,486,285
=================================================================================================================

NET ASSETS                                                 $ 65,838,318  $ 60,416,384  $ 45,730,370  $ 24,104,332
=================================================================================================================



NET ASSETS CONSIST OF:

   Paid in capital                                         $ 65,000,000  $ 60,000,000  $ 45,000,000  $ 24,000,000
   Accumulated undistributed net investment income               42,679        50,878        33,142        10,210
   Accumulated undistributed net realized gain (loss)
     on total investments                                            --            --            --            --
   Accumulated net unrealized appreciation (depreciation)
     on total investments                                       795,639       365,506       697,228        94,122
-----------------------------------------------------------------------------------------------------------------

NET ASSETS                                                 $ 65,838,318  $ 60,416,384  $ 45,730,370  $ 24,104,332
=================================================================================================================

RETIREMENT CLASS:
   Net Assets                                              $    101,282  $    100,686  $    101,615  $    100,427
   Shares outstanding (unlimited authorized;
     $.0001 par value)                                           10,000        10,000        10,000        10,000
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        $10.13        $10.07        $10.16        $10.04
=================================================================================================================

INSTITUTIONAL CLASS:
   Net Assets                                              $ 65,737,036  $ 60,315,698  $ 45,628,755  $ 24,003,905
   Shares outstanding (unlimited authorized;
     $.0001 par value)                                        6,490,000     5,990,000     4,490,000     2,390,000
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        $10.13        $10.07        $10.16        $10.04
=================================================================================================================

RETAIL CLASS:
   Net Assets                                                        --            --            --            --
   Shares outstanding (unlimited authorized;
     $.0001 par value)                                               --            --            --            --
-----------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE                                            --            --            --            --
=================================================================================================================

                                               See notes to financial statements

                                   B-185-186

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS        STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
September 13, 2002

                                                              MID-CAP       MID-CAP      SMALL-CAP     SMALL-CAP
                                                            VALUE INDEX   BLEND INDEX   GROWTH INDEX  VALUE INDEX
                                                               FUND          FUND           FUND          FUND
-----------------------------------------------------------------------------------------------------------------
ASSETS

   Portfolio investments, at cost                           $46,097,761   $52,189,947   $49,534,508   $44,536,489
   Net unrealized appreciation (depreciation)
     of portfolio investments                                   128,870       272,209        72,294      (118,738)
-----------------------------------------------------------------------------------------------------------------
   Portfolio investments, at value                           46,226,631    52,462,156    49,606,802    44,417,751
   Cash                                                           9,998        11,365       215,451        28,364
   Receivable from securities transactions                           --            --            --            --
   Dividends and interest receivable                                 --            --        13,496        23,909
-----------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                            46,236,629    52,473,521    49,835,749    44,470,004
-----------------------------------------------------------------------------------------------------------------

LIABILITIES

   Accrued expenses                                                 534           599         1,083           972
   Payable for securities transactions                       22,097,006    25,189,215       734,472       550,916
-----------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                       22,097,540    25,189,814       735,555       551,888
-----------------------------------------------------------------------------------------------------------------

NET ASSETS                                                  $24,139,089   $27,283,707   $49,100,194   $43,918,136
=================================================================================================================

NET ASSETS CONSIST OF:

   Paid in capital                                          $24,000,000   $27,000,000   $49,000,000   $44,000,000
   Accumulated undistributed net investment income               10,219        11,498        27,900        36,874
   Accumulated undistributed net realized gain (loss)
     on total investments                                            --            --            --            --
   Accumulated net unrealized appreciation (depreciation)
     on total investments                                       128,870       272,209        72,294      (118,738)
-----------------------------------------------------------------------------------------------------------------

NET ASSETS                                                  $24,139,089   $27,283,707   $49,100,194   $43,918,136
=================================================================================================================

RETIREMENT CLASS:
   Net Assets                                               $   100,572   $   101,043   $   100,197   $    99,806
   Shares outstanding (unlimited authorized;
     $.0001 par value)                                           10,000        10,000        10,000        10,000
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        $10.06        $10.10        $10.02         $9.98
=================================================================================================================

INSTITUTIONAL CLASS:
   Net Assets                                               $24,038,517   $27,182,664   $48,999,997   $43,818,330
   Shares outstanding (unlimited authorized;
     $.0001 par value)                                        2,390,000     2,690,000     4,890,000     4,390,000
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        $10.06        $10.11        $10.02         $9.98
=================================================================================================================

RETAIL CLASS:
   Net Assets                                                        --            --            --            --
   Shares outstanding (unlimited authorized;
     $.0001 par value)                                               --            --            --            --
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                            --            --            --            --
=================================================================================================================


                                                             SMALL-CAP     INTERNATIONAL  REAL ESTATE  INFLATION-LINKED
                                                            BLEND INDEX    EQUITY INDEX    SECURITIES       BOND
                                                               FUND            FUND          FUND           FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS

   Portfolio investments, at cost                           $42,527,564    $50,058,523    $36,857,582    $21,794,523
   Net unrealized appreciation (depreciation)
     of portfolio investments                                   (31,552)    (1,083,579)       (19,898)        18,129
--------------------------------------------------------------------------------------------------------------------
   Portfolio investments, at value                           42,496,012     48,974,944     36,837,684     21,812,652
   Cash                                                         105,790          4,515         10,727         42,376
   Receivable from securities transactions                           --        203,535             --             --
   Dividends and interest receivable                             17,496          7,001             --        175,715
--------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                            42,619,298     49,189,995     36,848,411     22,030,743
--------------------------------------------------------------------------------------------------------------------

LIABILITIES

   Accrued expenses                                                 929          2,064          2,456          1,798
   Payable for securities transactions                          620,069        204,217     16,859,348             --
--------------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                          620,998        206,281     16,861,804          1,798
--------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                  $41,998,300    $48,983,714    $19,986,607    $22,028,945
====================================================================================================================



NET ASSETS CONSIST OF:

   Paid in capital                                          $42,000,000    $50,000,000    $20,000,000    $22,000,000
   Accumulated undistributed net investment income               29,852         20,674          6,505         10,816
   Accumulated undistributed net realized gain (loss)
     on total investments                                            --         46,619             --             --
   Accumulated net unrealized appreciation (depreciation)
     on total investments                                       (31,552)    (1,083,579)       (19,898)        18,129
--------------------------------------------------------------------------------------------------------------------

NET ASSETS                                                  $41,998,300    $48,983,714    $19,986,607    $22,028,945
====================================================================================================================

RETIREMENT CLASS:
   Net Assets                                               $    99,988    $    97,960    $    99,933             --
   Shares outstanding (unlimited authorized;
     $.0001 par value)                                           10,000         10,000         10,000             --
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        $10.00          $9.80          $9.99             --
====================================================================================================================

INSTITUTIONAL CLASS:
   Net Assets                                               $41,898,312    $48,885,754    $    99,941    $   100,136
   Shares outstanding (unlimited authorized;
     $.0001 par value)                                        4,190,000      4,990,000         10,000         10,000
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                        $10.00          $9.80          $9.99         $10.01
====================================================================================================================

RETAIL CLASS:
   Net Assets                                                        --             --    $19,786,733    $21,928,809
   Shares outstanding (unlimited authorized;
     $.0001 par value)                                               --             --      1,980,000      2,190,000
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                            --             --          $9.99         $10.01
====================================================================================================================

                                              See notes to financial statements

                                   B-187-188

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                    STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Period September 4, 2002 (commencement of operations) to September 13, 2002

                                                      LARGE-CAP       MID-CAP      MID-CAP        SMALL-CAP
                                                        VALUE         GROWTH        VALUE          EQUITY
                                                        FUND           FUND          FUND            FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Interest                                            $8,017         $3,573         $3,617         $8,118
   Dividends                                               64            614          2,941          6,398
----------------------------------------------------------------------------------------------------------
     Total income                                       8,081          4,187          6,558         14,516
----------------------------------------------------------------------------------------------------------

EXPENSES

   Investment management fees                             438            219            219            438
   Distribution fees -- Retirement Class                    1              1              1              1
   Service Agreement fees -- Retirement Class               8              9              8              8
   Service Agreement fees -- Institutional Class            1              1              1              1
   Service Agreement fees -- Retail Class               1,790            885            884          1,029
   Custody fees                                            57             28             27             56
   Audit fees                                              32             16             16             32
   Registration fees -- Retirement Class                   --             --             --             --
   Registration fees -- Institutional Class                --             --             --             --
   Registration fees -- Retail Class                       70             35             34             70
   Trustee fees and expenses                                5              3              3              5
----------------------------------------------------------------------------------------------------------
     Total expenses                                     2,402          1,197          1,193          1,640
----------------------------------------------------------------------------------------------------------
   Net investment income                                5,679          2,990          5,365         12,876
----------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON TOTAL INVESTMENTS

   Realized loss on total investments                  (6,220)        (3,638)       (15,679)            --
   Change in unrealized appreciation
   (depreciation) on total investments                 65,463       (128,780)      (218,836)      (175,662)
----------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain
     (loss) on total investments                       59,243       (132,418)      (234,515)      (175,662)
----------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                        $64,922      $(129,428)     $(229,150)     $(162,786)
==========================================================================================================


                                                      LARGE-CAP    LARGE-CAP     S&P 500       MID-CAP
                                                    GROWTH INDEX  VALUE INDEX     INDEX      GROWTH INDEX
                                                        FUND         FUND          FUND          FUND
---------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Interest                                           $17,553       $16,282       $12,525       $10,744
   Dividends                                           26,579        35,937        21,629            --
-------------------------------------------------------------------------------------------------------
     Total income                                      44,132        52,219        34,154        10,744
-------------------------------------------------------------------------------------------------------

EXPENSES

   Investment management fees                             723           667           502           263
   Distribution fees -- Retirement Class                    1             1             1             1
   Service Agreement fees -- Retirement Class               7             7             8             7
   Service Agreement fees -- Institutional Class          361           333           250           131
   Service Agreement fees -- Retail Class                  --            --            --            --
   Custody fees                                           181           166           125            66
   Audit fees                                             108           100            75            39
   Registration fees -- Retirement Class                   --            --            --            --
   Registration fees -- Institutional Class                54            50            38            20
   Registration fees -- Retail Class                       --            --            --            --
   Trustee fees and expenses                               18            17            13             7
-------------------------------------------------------------------------------------------------------
     Total expenses                                     1,453         1,341         1,012           534
-------------------------------------------------------------------------------------------------------
   Net investment income                               42,679        50,878        33,142        10,210
-------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON TOTAL INVESTMENTS

   Realized loss on total investments                      --            --            --            --
   Change in unrealized appreciation
   (depreciation) on total investments                795,639       365,506       697,228        94,122
-------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain
     (loss) on total investments                      795,639       365,506       697,228        94,122
-------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                       $838,318      $416,384      $730,370      $104,332
=======================================================================================================

                                               See notes to financial statements

                                   B-189-190

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                    STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
For the Period September 4, 2002 (commencement of operations) to September 13, 2002

                                                            MID-CAP         MID-CAP       SMALL-CAP        SMALL-CAP
                                                          VALUE INDEX     BLEND INDEX    GROWTH INDEX     VALUE INDEX
                                                             FUND            FUND            FUND            FUND
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Interest                                                 $10,753         $12,097         $15,487         $13,937
   Dividends                                                     --              --          13,496          23,909
   Foreign taxes withheld                                        --              --              --              --
-------------------------------------------------------------------------------------------------------------------
     Total income                                            10,753          12,097          28,983          37,846
-------------------------------------------------------------------------------------------------------------------

EXPENSES

   Investment management fees                                   263             296             538             482
   Distribution fees -- Retirement Class                          1               1               1               1
   Service Agreement fees -- Retirement Class                     7               7               7               7
   Service Agreement fees -- Institutional Class                131             147             268             241
   Service Agreement fees -- Retail Class                        --              --              --              --
   Custody fees                                                  66              75             136             121
   Audit fees                                                    39              44              80              72
   Registration fees -- Retirement Class                         --              --              --              --
   Registration fees -- Institutional Class                      20              22              40              36
   Registration fees -- Retail Class                             --              --              --              --
   Trustee fees and expenses                                      7               7              13              12
-------------------------------------------------------------------------------------------------------------------
     Total expenses                                             534             599           1,083             972
-------------------------------------------------------------------------------------------------------------------
   Net investment income                                     10,219          11,498          27,900          36,874
-------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON TOTAL INVESTMENTS

   Realized gain on total investments                            --              --              --              --
   Change in unrealized appreciation (depreciation)
     on total investments                                   128,870         272,209          72,294        (118,738)
-------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain
     (loss) on total investments                            128,870         272,209          72,294        (118,738)
-------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                             $139,089        $283,707        $100,194        $(81,864)
===================================================================================================================


                                                          SMALL-CAP       INTERNATIONAL     REAL ESTATE   INFLATION-LINKED
                                                         BLEND INDEX       EQUITY INDEX     SECURITIES         BOND
                                                             FUND             FUND             FUND            FUND
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

   Interest                                                 $13,285          $15,784           $8,961          $12,614
   Dividends                                                 17,496            7,754               --               --
   Foreign taxes withheld                                        --             (800)              --               --
----------------------------------------------------------------------------------------------------------------------
     Total income                                            30,781           22,738            8,961           12,614
----------------------------------------------------------------------------------------------------------------------

EXPENSES

   Investment management fees                                   461              548              493              541
   Distribution fees -- Retirement Class                          1                1                1               --
   Service Agreement fees -- Retirement Class                     7                7                8               --
   Service Agreement fees -- Institutional Class                230              274                1                1
   Service Agreement fees -- Retail Class                        --               --            1,789            1,076
   Custody fees                                                 116            1,097               57               60
   Audit fees                                                    69               82               32               36
   Registration fees -- Retirement Class                         --               --               --               --
   Registration fees -- Institutional Class                      34               41               --               --
   Registration fees -- Retail Class                             --               --               70               78
   Trustee fees and expenses                                     11               14                5                6
----------------------------------------------------------------------------------------------------------------------
     Total expenses                                             929            2,064            2,456            1,798
----------------------------------------------------------------------------------------------------------------------
   Net investment income                                     29,852           20,674            6,505           10,816
----------------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON TOTAL INVESTMENTS

   Realized gain on total investments                            --           46,619               --               --
   Change in unrealized appreciation (depreciation)
     on total investments                                   (31,552)      (1,083,579)         (19,898)          18,129
----------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain
     (loss) on total investments                            (31,552)      (1,036,960)         (19,898)          18,129
----------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                              $(1,700)     $(1,016,286)        $(13,393)         $28,945
======================================================================================================================

                                               See notes to financial statements

                                   B-191-192

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS         STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------- ----------------------------------------
For the Period September 4, 2002 (commencement of operations) to
September 13, 2002

                                                       LARGE-CAP          MID-CAP          MID-CAP           SMALL-CAP
                                                         VALUE            GROWTH            VALUE             EQUITY
                                                          FUND             FUND             FUND               FUND
----------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS

OPERATIONS:

   Net investment income                             $     5,679       $     2,990       $     5,365       $    12,876
   Net realized loss on total investments                 (6,220)           (3,638)          (15,679)               --
   Net change in unrealized appreciation
     (depreciation) on total investments                  65,463          (128,780)         (218,836)         (175,662)
----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from operations                64,922          (129,428)         (229,150)         (162,786)
----------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS:

   Subscriptions:
     Retirement Class                                    100,000           100,000           100,000           100,000
     Institutional Class                                 100,000           100,000           100,000           100,000
     Retail Class                                     19,800,000         9,800,000         9,800,000        19,800,000
----------------------------------------------------------------------------------------------------------------------
     Net increase from shareholder transactions       20,000,000        10,000,000        10,000,000        20,000,000
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                            $20,064,922       $ 9,870,572       $ 9,770,850       $19,837,214
======================================================================================================================

CHANGE IN FUND SHARES:

   Shares sold to TIAA:
     Retirement Class                                     10,000            10,000            10,000            10,000
     Institutional Class                                  10,000            10,000            10,000            10,000
     Retail Class                                      1,980,000           980,000           980,000         1,980,000


                                                        LARGE-CAP       LARGE-CAP         S&P 500           MID-CAP
                                                       GROWTH INDEX    VALUE INDEX         INDEX         GROWTH INDEX
                                                          FUND             FUND            FUND              FUND
----------------------------------------------------------------------------------------------------------------------
CHANGES IN NET ASSETS

OPERATIONS:

   Net investment income                                 $42,679          $50,878          $33,142          $10,210
   Net realized loss on total investments                     --               --               --               --
   Net change in unrealized appreciation
     (depreciation) on total investments                 795,639          365,506          697,228           94,122
-------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from operations               838,318          416,384          730,370          104,332
-------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS:

   Subscriptions:
     Retirement Class                                    100,000          100,000          100,000          100,000
     Institutional Class                              64,900,000       59,900,000       44,900,000       23,900,000
     Retail Class                                             --               --               --               --
-------------------------------------------------------------------------------------------------------------------
     Net increase from shareholder transactions       65,000,000       60,000,000       45,000,000       24,000,000
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                            $65,838,318      $60,416,384      $45,730,370      $24,104,332
===================================================================================================================

CHANGE IN FUND SHARES:

   Shares sold to TIAA:
     Retirement Class                                     10,000           10,000           10,000           10,000
     Institutional Class                               6,490,000        5,990,000        4,490,000        2,390,000
     Retail Class                                             --               --               --               --

                                               See notes to financial statements

                                   B-193-194

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS         STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Period September 4, 2002 (commencement of operations) to September 13, 2002

                                                        MID-CAP         MID-CAP        SMALL-CAP         SMALL-CAP
                                                      VALUE INDEX     BLEND INDEX     GROWTH INDEX      VALUE INDEX
                                                          FUND           FUND             FUND             FUND
-------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS

OPERATIONS:

   Net investment income                            $     10,219     $     11,498     $     27,900     $     36,874
   Net realized gain on total investments                     --               --               --               --
   Net change in unrealized appreciation
     (depreciation) on total investments                 128,870          272,209           72,294         (118,738)
-------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from operations               139,089          283,707          100,194          (81,864)
-------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS:

   Subscriptions:
     Retirement Class                                    100,000          100,000          100,000          100,000
     Institutional Class                              23,900,000       26,900,000       48,900,000       43,900,000
     Retail Class                                             --               --               --               --
-------------------------------------------------------------------------------------------------------------------
     Net increase from shareholder transactions       24,000,000       27,000,000       49,000,000       44,000,000
-------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                           $ 24,139,089     $ 27,283,707     $ 49,100,194     $ 43,918,136
===================================================================================================================

CHANGE IN FUND SHARES:

   Shares sold to TIAA:
     Retirement Class                                     10,000           10,000           10,000           10,000
     Institutional Class                               2,390,000        2,690,000        4,890,000        4,390,000
     Retail Class                                             --               --               --               --


                                                       SMALL-CAP      INTERNATIONAL      REAL ESTATE    INFLATION-LINKED
                                                      BLEND INDEX     EQUITY INDEX        SECURITIES          BOND
                                                         FUND             FUND              FUND              FUND
------------------------------------------------------------------------------------------------------------------------
CHANGES IN NET ASSETS

OPERATIONS:

   Net investment income                            $     29,852      $     20,674      $      6,505      $     10,816
   Net realized gain on total investments                     --            46,619                --                --
   Net change in unrealized appreciation
     (depreciation) on total investments                 (31,552)       (1,083,579)          (19,898)           18,129
----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from operations                (1,700)       (1,016,286)          (13,393)           28,945
----------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTIONS:

   Subscriptions:
     Retirement Class                                    100,000           100,000           100,000                --
     Institutional Class                              41,900,000        49,900,000           100,000           100,000
     Retail Class                                             --                --        19,800,000        21,900,000
----------------------------------------------------------------------------------------------------------------------
     Net increase from shareholder transactions       42,000,000        50,000,000        20,000,000        22,000,000
----------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                           $ 41,998,300      $ 48,983,714      $ 19,986,607      $ 22,028,945
======================================================================================================================

CHANGE IN FUND SHARES:

   Shares sold to TIAA:
     Retirement Class                                     10,000            10,000            10,000                --
     Institutional Class                               4,190,000         4,990,000            10,000            10,000
     Retail Class                                             --                --         1,980,000         2,190,000

                                               See notes to financial statements

                                   B-195-196

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
For the Period September 4, 2002 (commencement of operations) to September 13, 2002


                                                       LARGE-CAP VALUE FUND                 MID-CAP GROWTH FUND
                                               -----------------------------------   -----------------------------------
                                               RETIREMENT   INSTITUTIONAL   RETAIL   RETIREMENT   INSTITUTIONAL   RETAIL
                                                 CLASS          CLASS        CLASS     CLASS          CLASS       CLASS
------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

   Net asset value, beginning of period          $10.00        $10.00       $10.00     $10.00        $10.00       $10.00
------------------------------------------------------------------------------------------------------------------------
   Gain (loss) from investment operations:
     Net investment income                         0.00          0.00         0.00       0.00          0.00         0.00
     Net realized and unrealized gain (loss)
       on investments                              0.03          0.03         0.03      (0.13)        (0.13)       (0.13)
------------------------------------------------------------------------------------------------------------------------
   Total gain (loss) from
     investment operations                         0.03          0.03         0.03      (0.13)        (0.13)       (0.13)
------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                $10.03        $10.03       $10.03     $ 9.87        $ 9.87       $ 9.87
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                       0.30%         0.30%        0.30%     (1.30)%       (1.30)%      (1.30)%

RATIOS AND SUPPLEMENTAL DATA

   Net assets at end of period
     (in thousands)                                 100           100       19,864         99            99        9,673
   Ratio of expenses to average net assets         0.01%         0.00%        0.01%      0.01%         0.00%        0.01%
   Ratio of net investment income to
     average net assets                            0.03%         0.04%        0.03%      0.03%         0.04%        0.03%
   Portfolio turnover rate                         4.97%         4.97%        4.97%     17.05%        17.05%       17.05%


                                                        MID-CAP VALUE FUND                   SMALL-CAP EQUITY FUND
                                                 ---------------------------------     ---------------------------------
                                                 RETIREMENT  INSTITUTIONAL  RETAIL     RETIREMENT  INSTITUTIONAL  RETAIL
                                                   CLASS        CLASS       CLASS        CLASS        CLASS        CLASS
------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

   Net asset value, beginning of period           $10.00       $10.00       $10.00       $10.00      $10.00       $10.00
------------------------------------------------------------------------------------------------------------------------
   Gain (loss) from investment operations:
     Net investment income                          0.01         0.01         0.01         0.01        0.01         0.01
     Net realized and unrealized gain (loss)
       on investments                              (0.24)       (0.24)       (0.24)       (0.09)      (0.09)       (0.09)
------------------------------------------------------------------------------------------------------------------------
   Total gain (loss) from
     investment operations                         (0.23)       (0.23)       (0.23)       (0.08)      (0.08)       (0.08)
------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                 $ 9.77       $ 9.77       $ 9.77       $ 9.92      $ 9.92       $ 9.92
========================================================================================================================

TOTAL RETURN                                       (2.30)%      (2.30)%      (2.30)%      (0.80)%     (0.80)%      (0.80)%

RATIOS AND SUPPLEMENTAL DATA

   Net assets at end of period
     (in thousands)                                   98           98        9,575           99          99       19,639
   Ratio of expenses to average net assets          0.01%        0.00%        0.01%        0.01%       0.00%        0.01%
   Ratio of net investment income to
     average net assets                             0.05%        0.06%        0.05%        0.06%       0.07%        0.06%
   Portfolio turnover rate                          9.28%        9.28%        9.28%        0.00%       0.00%        0.00%


                                                     LARGE CAP GROWTH           LARGE CAP VALUE
                                                        INDEX FUND                 INDEX FUND             S&P 500 INDEX FUND
                                                -------------------------   -------------------------  -------------------------
                                                RETIREMENT  INSTITUTIONAL   RETIREMENT  INSTITUTIONAL  RETIREMENT  INSTITUTIONAL
                                                  CLASS        CLASS          CLASS         CLASS        CLASS        CLASS
--------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

   Net asset value, beginning of period          $10.00        $10.00        $10.00        $10.00        $10.00      $10.00
---------------------------------------------------------------------------------------------------------------------------
   Gain (loss) from investment operations:
     Net investment income                         0.01          0.01          0.01          0.01          0.01        0.01
     Net realized and unrealized gain (loss)
       on investments                              0.12          0.12          0.06          0.06          0.15        0.15
---------------------------------------------------------------------------------------------------------------------------
   Total gain (loss) from
     investment operations                         0.13          0.13          0.07          0.07          0.16        0.16
---------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                $10.13        $10.13        $10.07        $10.07        $10.16      $10.16
===========================================================================================================================

TOTAL RETURN                                       1.30%         1.30%         0.70%         0.70%         1.60%       1.60%


RATIOS AND SUPPLEMENTAL DATA

   Net assets at end of period
     (in thousands)                             101        65,737        101       60,316       102      45,629
   Ratio of expenses to average net assets     0.01%         0.00%      0.01%        0.00%     0.01%       0.00%
   Ratio of net investment income to
     average net assets                        0.06%         0.06%      0.08%        0.08%     0.06%       0.07%
   Portfolio turnover rate                     0.00%         0.00%      0.00%        0.00%     0.00%       0.00%

   The percentages shown above are not annualized.
================================================================================

                                               See notes to financial statements

                                   B-197-198

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS                        FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For the Period September 4, 2002 (commencement of operations) to September 13, 2002

                                                  MID-CAP GROWTH              MID-CAP VALUE               MID-CAP BLEND
                                                    INDEX FUND                  INDEX FUND                  INDEX FUND
------------------------------------------------------------------------------------------------------------------------------
                                               RETIREMENT  INSTITUTIONAL  RETIREMENT  INSTITUTIONAL  RETIREMENT  INSTITUTIONAL
                                                 CLASS        CLASS          CLASS        CLASS        CLASS         CLASS
------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

   Net asset value, beginning of period          $10.00        $10.00       $10.00       $10.00        $10.00       $10.00
--------------------------------------------------------------------------------------------------------------------------
   Gain (loss) from investment operations:
     Net investment income                         0.00          0.00         0.00         0.00          0.00         0.00
     Net realized and unrealized gain (loss)
       on investments                              0.04          0.04         0.06         0.06          0.10         0.11
--------------------------------------------------------------------------------------------------------------------------
   Total gain (loss) from
     investment operations                         0.04          0.04         0.06         0.06          0.10         0.11
--------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                 10.04        $10.04       $10.06       $10.06        $10.10       $10.11
==========================================================================================================================

TOTAL RETURN                                       0.40%         0.40%        0.60%        0.60%         1.00%        1.10%

RATIOS AND SUPPLEMENTAL DATA

   Net assets at end of period
     (in thousands)                                 100        24,004          101       24,039           101       27,183
   Ratio of expenses to average net assets         0.01%         0.00%        0.01%        0.00%         0.01%        0.00%
   Ratio of net investment income to
     average net assets                            0.03%         0.04%        0.03%        0.04%         0.03%        0.04%
   Portfolio turnover rate                         0.00%         0.00%        0.00%        0.00%         0.00%        0.00%


                                                   SMALL-CAP GROWTH           SMALL-CAP VALUE             SMALL-CAP BLEND
                                                      INDEX FUND                 INDEX FUND                  INDEX FUND
                                               -------------------------  -------------------------  -------------------------
                                               RETIREMENT  INSTITUTIONAL  RETIREMENT  INSTITUTIONAL  RETIREMENT  INSTITUTIONAL
                                                 CLASS        CLASS          CLASS        CLASS         CLASS        CLASS
------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

   Net asset value, beginning of period          $10.00        $10.00       $10.00       $10.00          $10.00     $10.00
--------------------------------------------------------------------------------------------------------------------------
   Gain (loss) from investment operations:
     Net investment income                         0.00          0.01         0.01         0.01            0.01       0.01
     Net realized and unrealized gain (loss)
       on investments                              0.02          0.01        (0.03)       (0.03)          (0.01)     (0.01)
--------------------------------------------------------------------------------------------------------------------------
   Total gain (loss) from
     investment operations                         0.02          0.02        (0.02)       (0.02)           0.00       0.00
--------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                $10.02        $10.02       $ 9.98       $ 9.98          $10.00     $10.00
==========================================================================================================================

TOTAL RETURN                                       0.20%         0.20%       (0.20)%      (0.20)%          0.00%      0.00%

RATIOS AND SUPPLEMENTAL DATA

   Net assets at end of period
     (in thousands)                                 100        49,000          100       43,818             100     41,898
   Ratio of expenses to average net assets         0.01%         0.00%        0.01%        0.00%           0.01%      0.00%
   Ratio of net investment income to
     average net assets                            0.05%         0.06%        0.08%        0.08%           0.06%      0.07%
   Portfolio turnover rate                         0.00%         0.00%        0.00%        0.00%           0.00%      0.00%


                                                  INTERNATIONAL EQUITY                 REAL ESTATE               INFLATION-LINKED
                                                       INDEX FUND                    SECURITIES FUND                 BOND FUND
                                               -------------------------   ---------------------------------   ---------------------
                                               RETIREMENT  INSTITUTIONAL   RETIREMENT  INSTITUTIONAL  RETAIL   INSTITUTIONAL  RETAIL
                                                 CLASS         CLASS         CLASS         CLASS       CLASS       CLASS      CLASS
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA

   Net asset value, beginning of period          $10.00       $10.00         $10.00       $10.00       $10.00     $10.00     $10.00
------------------------------------------------------------------------------------------------------------------------------------
   Gain (loss) from investment operations:
     Net investment income                         0.00         0.00           0.00         0.00         0.00       0.01       0.00
     Net realized and unrealized gain (loss)
       on investments                             (0.20)       (0.20)         (0.01)       (0.01)       (0.01)      0.00       0.01
------------------------------------------------------------------------------------------------------------------------------------
   Total gain (loss) from
     investment operations                        (0.20)       (0.20)         (0.01)       (0.01)       (0.01)      0.01       0.01
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                $ 9.80       $ 9.80         $ 9.99       $ 9.99       $ 9.99     $10.01     $10.01
====================================================================================================================================

TOTAL RETURN                                      (2.00)%      (2.00)%        (0.10)%      (0.10)%      (0.10)%     0.10%      0.10%



RATIOS AND SUPPLEMENTAL DATA

   Net assets at end of period
     (in thousands)                              98      48,886       100       100       19,787      100     21,929
   Ratio of expenses to average net assets     0.01%       0.00%     0.01%     0.00%        0.01%    0.00%      0.01%
   Ratio of net investment income to
     average net assets                        0.03%       0.04%     0.03%     0.04%        0.03%    0.05%      0.05%
   Portfolio turnover rate                     0.37%       0.37%     0.00%     0.00%        0.00%    0.00%      0.00%


The percentages shown above are not annualized.
================================================================================

                                               See notes to financial statements

                                   B-199-200

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 13, 2002

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

TIAA-CREF Institutional Mutual Funds is a Delaware business trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. Each fund listed below (the "Funds") commenced operations on September 4, 2002 with a seed money investment by Teachers Insurance and Annuity Association of America ("TIAA") as indicated. There are seven additional funds in the TIAA-CREF Institutional Mutual Funds which are not included in these financial statements. At September 13, 2002, TIAA remains the sole shareholder of each Fund.

                                                      Seed Money
                                                    Investment Made
                                                  On September 4, 2002
                                                        by TIAA
                                                  --------------------
     Large-Cap Value Fund                            $20,000,000
     Mid-Cap Growth Fund                              10,000,000
     Mid-Cap Value Fund                               10,000,000
     Small-Cap Equity Fund                            20,000,000
     Large-Cap Growth Index Fund                      65,000,000
     Large-Cap Value Index Fund                       60,000,000
     S&P 500 Index Fund                               45,000,000
     Mid-Cap Growth Index Fund                        24,000,000
     Mid-Cap Value Index Fund                         24,000,000
     Mid-Cap Blend Index Fund                         27,000,000
     Small-Cap Growth Index Fund                      49,000,000
     Small-Cap Value Index Fund                       44,000,000
     Small-Cap Blend Index Fund                       42,000,000
     International Equity Index Fund                  50,000,000
     Real Estate Securities Fund                      20,000,000
       Inflation-Linked Bond Fund                     22,000,000

Upon becoming effective with the Commission, the Funds intend to publicly offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. ("TPIS"), which is a wholly-owned subsidiary of TIAA. The Funds will offer up to three share classes, although any one Fund may not offer all three classes. The Retirement Class shares will be offered exclusively through accounts established by employers, or the trustees of plans sponsored by employers, with TIAA-CREF Individual and Institutional Services, Inc., a broker-dealer affiliate of TIAA, in connection with certain employee benefit plans. The Institutional Class shares will be offered to certain intermediaries affiliated with TIAA-CREF, state-sponsored tuition savings plans, who have entered into a contract with an affiliate of TIAA-CREF or other affiliates of TIAA-CREF that the Funds may approve from time to time. The Retail Class shares will be offered directly to the investing public. TPIS is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Teachers Advisors Inc. ("Advisors"), a wholly-owned subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing price in the principal market where they are traded; converted into U.S. dollars. Money market instruments are valued at fair market value, except for such instruments within 60 days to maturity, which are valued at amortized cost, which approximates market value. The amortized cost method initially values securities at original cost and assumes a constant rate of amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
SEPTEMBER 13, 2002

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency exchange contracts which is typically limited to the unrealized gain on each open contract.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid annually, except for the Real Estate Securities Fund and the Inflation-Linked Bond Fund where distributions are declared and paid quarterly. Distributions from realized gains, if any, are declared and paid annually for each of the Funds. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

INCOME TAXES: The Funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code ("Code") and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements.

NOTE 2. MANAGEMENT AGREEMENT

Under the terms of an Investment Management Agreement, each Fund pays Advisors a monthly fee for the management of the Fund's net assets, based on the average daily net assets of each Fund. Under the terms of a Distribution Plan, the Retirement Class of the Funds indicated below, are permitted to reimburse TPIS up to the indicated annual fee based on average daily net assets of the Fund's Retirement Class for certain promotional expenses of selling the Retirement Class shares. Under the terms of a Service Agreement, each Fund Class pays Advisors a monthly fee based on the average daily net assets of each Fund Class for providing transfer agency, accounting and administration services. Advisors will receive the following annual percentages of each Fund's/Classes' average daily net assets for investment management fees, reimbursement of distribution plan expenses and service agreement fees:

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
SEPTEMBER 13, 2002

                                                 Investment
                                                 Management       Distribution
                                                     Fee               Fee                         Service Agreement Fee
                                                ------------      ------------    ----------------------------------------------
                                                     All            Retirement      Retirement     Institutional         Retail
                                                   Classes            Class           Class            Class             Class
                                                ------------      ------------    ------------     ----------------     --------
       Large-Cap Value Fund                          0.08%            0.04%            0.29%            0.04%             0.33%
       Mid-Cap Growth Fund                           0.08%            0.04%            0.29%            0.04%             0.33%
       Mid-Cap Value Fund                            0.08%            0.04%            0.29%            0.04%             0.33%
       Small-Cap Equity Fund                         0.08%            0.04%            0.29%            0.04%             0.19%
       Large-Cap Growth Index Fund                   0.04%            0.04%            0.27%            0.02%              --
       Large-Cap Value Index Fund                    0.04%            0.04%            0.27%            0.02%              --
       S&P 500 Index Fund                            0.04%            0.04%            0.27%            0.02%              --
       Mid-Cap Growth Index Fund                     0.04%            0.04%            0.27%            0.02%              --
       Mid-Cap Value Index Fund                      0.04%            0.04%            0.27%            0.02%              --
       Mid-Cap Blend Index Fund                      0.04%            0.04%            0.27%            0.02%              --
       Small-Cap Growth Index Fund                   0.04%            0.04%            0.27%            0.02%              --
       Small-Cap Value Index Fund                    0.04%            0.04%            0.27%            0.02%              --
       Small-Cap Blend Index Fund                    0.04%            0.04%            0.27%            0.02%              --
       International Equity Index Fund               0.04%            0.04%            0.27%            0.02%              --
       Real Estate Securities Fund                   0.09%            0.04%            0.29%            0.04%             0.33%
       Inflation-Linked Bond Fund                    0.09%            0.04%             --              0.03%             0.18%

NOTE 3. INVESTMENTS

At September 13, 2002, net unrealized appreciation (depreciation) of portfolio investments for each of the Funds, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

                                                                                                               Net Unrealized
                                                      Gross Unrealized            Gross Unrealized              Appreciation
                                                        Appreciation                Depreciation               (Depreciation)
                                                      ----------------            ----------------             ---------------
       Large-Cap Value Fund                             $  160,968                    $  95,505                   $ 65,463
       Mid-Cap Growth Fund                                 103,858                      232,638                   (128,780)
       Mid-Cap Value Fund                                   41,712                      260,548                   (218,836)
       Small-Cap Equity Fund                               197,579                      373,241                   (175,662)
       Large-Cap Growth Index Fund                       1,674,323                      878,684                    795,639
       Large-Cap Value Index Fund                        1,120,187                      754,681                    365,506
       S&P 500 Index Fund                                1,182,537                      485,309                    697,228
       Mid-Cap Growth Index Fund                           214,399                      120,277                     94,122
       Mid-Cap Value Index Fund                            176,529                       47,659                    128,870
       Mid-Cap Blend Index Fund                            340,436                       68,227                    272,209
       Small-Cap Growth Index Fund                       1,077,600                    1,005,306                     72,294
       Small-Cap Value Index Fund                          661,775                      780,513                   (118,738)
       Small-Cap Blend Index Fund                          770,955                      802,507                    (31,552)
       International Equity Index Fund                     283,910                    1,367,489                 (1,083,579)
       Real Estate Securities Fund                          61,679                       81,577                    (19,898)
       Inflation-Linked Bond Fund                           36,167                       18,038                     18,129

TIAA-CREF INSTITUTIONAL MUTUAL FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
SEPTEMBER 13, 2002

Purchases  and  sales  of  securities,   other  than  short-term   money  market
instruments, for the Funds, for the period September 4, 2002 (commencement of operations) to September 13, 2002, were as follows:

                                                Non-Government           Government            Non-Government          Government
                                                   Purchases              Purchases                 Sales                 Sales
                                                ---------------------------------------------------------------------------------
       Large-Cap Value Fund                        $ 20,558,256          $       --             $  976,260                 $--
       Mid-Cap Growth Fund                           11,630,352                  --              1,674,485                  --
       Mid-Cap Value Fund                            10,919,496                  --                907,221                  --
       Small-Cap Equity Fund                         19,090,681                  --                     --                  --
       Large-Cap Growth Index Fund                   64,685,569                  --                     --                  --
       Large-Cap Value Index Fund                    59,801,852                  --                     --                  --
       S&P 500 Index Fund                            44,716,201                  --                     --                  --
       Mid-Cap Growth Index Fund                     23,492,911                  --                     --                  --
       Mid-Cap Value Index Fund                      22,099,881                  --                     --                  --
       Mid-Cap Blend Index Fund                      25,192,332                  --                     --                  --
       Small-Cap Growth Index Fund                   48,334,614                  --                     --                  --
       Small-Cap Value Index Fund                    43,236,604                  --                     --                  --
       Small-Cap Blend Index Fund                    41,427,661                  --                     --                  --
       International Equity Index Fund               49,356,707                  --                177,355                  --
       Real Estate Securities Fund                   16,859,348                  --                     --                  --
       Inflation-Linked Bond Fund                            --          21,799,192                     --                  --

NOTE 4. TRUSTEE FEES

Each Fund pays the Trustees who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of TIAA-CREF Institutional Mutual Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of the Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Mid-Cap Growth Index Fund, Mid-Cap Value Index Fund, Mid-Cap Blend Index Fund, Small-Cap Growth Index Fund, Small-Cap Value Index Fund, Small-Cap Blend Index Fund, International Equity Index Fund, Real Estate Securities Fund and Inflation-Linked Bond Fund (the "Funds", sixteen of the Funds comprising TIAA-CREF Institutional Mutual Funds) as of September 13, 2002, and the related statements of operations and changes in net assets and financial highlights for the period from September 4, 2002 (commencement of operations) to September 13, 2002. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 13, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the TIAA-CREF Institutional Mutual Funds referred to above at September 13, 2002, and the results of their operations, the changes in their net assets and the financial highlights for the period from September 4, 2002 to September 13, 2002, in conformity with accounting principles generally accepted in the United States.

                                              /s/ Ernst & Young LLP


New York, New York
September 23, 2002

PART C:                          OTHER INFORMATION


ITEM 22.   FINANCIAL STATEMENTS

(a) The audited financial statements and statements of investments for the existing portfolios of the TIAA-CREF Institutional Mutual Funds for the year ended September 30, 2001 are incorporated into Part B of the Registration Statement by reference to pages 10 through 92 of the Funds' Annual Report to Shareholders, filed with the Securities and Exchange Commission on Form N-30D pursuant to Rule 30d-1 under the Investment Company Act of 1940 on November 28, 2001.

(b) The unaudited financial statements and statements of investments for the existing portfolios of the TIAA-CREF Institutional Mutual Funds for the six months ended March 31, 2002 are incorporated into Part B of the Registration Statement by reference to pages 9 through 77 of the Funds' Semi-Annual Report to Shareholders, filed with the Securities and Exchange Commission on Form N-30D pursuant to Rule 30d-1 under the Investment Company Act of 1940 on May 30, 2002.

(c) The audited financial statements and statements of investments for the Large-Cap Value, Mid-Cap Value, Mid-Cap Growth, Small-Cap Equity, International Equity Index, Large-Cap Value Index, Large-Cap Growth Index, Mid-Cap Value Index, Mid-Cap Growth Index, Mid-Cap Blend Index, Small-Cap Value Index, Small-Cap Growth Index, Small-Cap Blend Index, S&P 500 Index, Real Estate Securities and Inflation-Linked Bond Funds of the TIAA-CREF Institutional Mutual Funds are included in Part B of the Registration Statement.


ITEM 23.   EXHIBITS


(a)    (1) Declaration of Trust, dated as of April 15, 1999.(1)

       (2) Declaration of Trust, dated as of April 15, 1999, as amended.*


(b)    Registrant has adopted no bylaws.

(c) The relevant portions of Registrant's Declaration of Trust are incorporated herein by reference to Exhibit (a) above.


(d)    (1) Investment Management Agreement by and between Registrant and
           Teachers Advisors, Inc. ("Advisors"), dated as of June 1, 1999.(2)

       (2) Amendment to the Investment Management Agreement by and between Registrant and Advisors, dated as of September 3, 2002.*

(e)    (1) Distribution Agreement by and between Registrant and Teachers
           Personal Investors Services, Inc. ("TPIS"), dated as of
           June 1, 1999.(2)

       (2) Selling Agreement by and between TPIS and TIAA-CREF Individual & Institutional Services, Inc. ("Services"), dated as of June 1, 1999.(3)

       (3) Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of September 3, 2002.*

(f)    (1) TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual
           Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Long-Term Compensation Plan, as of January 1, 1998, as amended as of August 1, 1999.(4)

       (2) TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Deferred Compensation Plan, as of June 1, 1998, as amended as of August 1, 1999.(4)

(g)    (1) Custodian Agreement by and between Registrant and State Street Bank and Trust Company ("State Street"), dated as of June 11, 1999.(3)

       (2) Custodian Agreement by and between Registrant and JPMorgan Chase Bank ("JPMorgan"), dated as of July 1, 2002.*

       (3) Amendment to the Custodian Agreement by and between Registrant and JPMorgan, dated August 26, 2002.*

(h)    (1) Administration Agreement by and between Registrant and State Street, dated as of July 1, 1999.(3)

       (2) Transfer Agency Agreement by and between Registrant and Boston Financial Data Services, Inc., dated as of July 1, 1999.(3)

       (3) Transfer Agency and Service Agreement by and between Registrant and Boston Financial Data Services, Inc., dated as of July 1, 2002.*

       (4) Service Agreement by and between Registrant and Advisors, dated as of May 22, 2002.*


(i)     Opinion and Consent of Charles H. Stamm, Esq.*

(j)     (1) Consent of Sutherland Asbill & Brennan LLP.*

        (2) Consent of Ernst & Young LLP.*

(k)     Not applicable.

(l)    (1) Seed Money Agreement by and between Registrant and Teachers Insurance and Annuity Association of America ("TIAA"), dated as of June 1, 1999.(3)

       (2) Seed Money Agreement by and between Registrant and TIAA, dated as of August 1, 2002.*

(m) Distribution Plan for Retirement Class Shares of Registrant adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act"), dated May 22, 2002.*

(n) Multiple Class Plan of Registrant adopted pursuant to Rule 18f-3 of the 1940 Act.*

(p)    Policy Statement on Personal Trading.(4)

(1) Incorporated herein by reference to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 20, 1999.

(2) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 11, 1999.

(3) Incorporated herein by reference to Pre-Effective Amendment No. 2 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 24, 1999.

(4) Incorporated herein by reference to Post-Effective Amendment No. 2 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 31, 2001.

*    Filed herewith.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

     As the ultimate parent (holding indirectly 100% of the voting securities of Advisors, investment adviser of Registrant, TIAA may be deemed to control Registrant (although Registrant does not concede such control). As the beneficial owner of more than 25% of the voting securities of one or more series of Registrant's shares (pursuant to the Seed Money Agreement), TIAA controls Registrant. Therefore, persons directly or indirectly controlled by TIAA may be deemed to be under common control with Registrant.

BT Properties, Inc.
College Credit Trust
DAN Properties, Inc.
ETC Repackaging, Inc.
Illinois Teachers Properties, LLC
JV Florida One, Inc.
JV Florida Four, Inc.
JV Georgia One, Inc.
JV Michigan Three, Inc.
JV Minnesota One, Inc.
JV North Carolina One, Inc.
JWL Properties, Inc.
Liberty Place Retail, Inc.
Liberty Place Retail II, Inc.
Light St. Partners, LLP
M.O.A. Enterprises, Inc.
MOA Investors I, Inc.
NCDC Funding, LLC
ND Properties, Inc.
Rouse-Teachers Holding Company
Savannah Teachers Properties, Inc.
T114 Properties, Inc.
T-Investment Properties Corp.
T-Land Corp.
TCT Holdings, Inc.
Teachers Advisors, Inc.
Teachers Boca Properties II, Inc.
Teachers Boca Properties III, Inc.
Teachers Concourse, LLC
Teachers Mayflower, LLC
Teachers Michigan Properties, Inc.
Teachers Pennsylvania Realty, Inc.
Teachers Personal Investors Services, Inc.
Teachers Properties, Inc.
Teachers REA, LLC
Teachers REA II, LLC
Teachers REA III, LLC
Teachers REA IV, LLC
Teachers Realty Corporation
Teachers West, LLC
TEO-NP, LLC
TIAA Advisory Services, LLC
TIAA CMBS I, LLC
TIAA Diamond Investor, LLC
TIAA European Funding Trust
TIAA Financial Services, LLC
TIAA Franklin Square, LLC
TIAA Lakepointe, LLC
TIAA SF One, LLC
TIAA Realty, Inc.
TIAA Retail Commercial, LLC
TIAA Tri-State, LLC
TIAA Timberlands I, LLC
TIAA Timberlands II, LLC
TIAA-CREF Enterprises, Inc.
TIAA-CREF Individual & Institutional Services, Inc.
TIAA-CREF Investment Management, LLC
TIAA-CREF Life Insurance Company
TIAA-CREF Trust Company, FSB
TIAA-CREF Tuition Financing, Inc.
TIAA-Fund Equities, Inc.
TPI Housing, Inc.
Washington Teachers Properties II, Inc.
WRC Properties, Inc.
730 Texas Forest Holdings, Inc.
485 Properties, LLC

SUBSIDIARIES OF TEACHERS PROPERTIES, INC.:
Rouse-Teachers Holding Company
Rouse-Teachers Land Holdings, Inc.

1)   All subsidiaries are Delaware corporations except as follows:
     A) Pennsylvania non-stock, non-profit corporations:
        Liberty Place Retail, Inc.
        Teachers Pennsylvania Realty, Inc.
        Teachers Realty Corporation
     B) College Credit Trust, a New York Trust
     C) TIAA-CREF Life Insurance Company is a New York Corporation
     D) TIAA-CREF Trust Company, FSB is a Federal Savings Bank
     E) TIAA European Funding Trust, a Delaware Trust
     F) Light St. Partners, LLP, a Maryland Limited Liability Partnership
     G) Rouse-Teachers Holding Company, a Nevada Corporation

2)   All subsidiaries are 100% owned directly by TIAA, except as follows:
     A) TIAA-CREF Enterprises, Inc. owns 100% of the stock of Advisors, TPIS, TIAA-CREF Life Insurance Company, TIAA-CREF Tuition Financing, Inc. and TCT Holdings, Inc.
     B) TCT Holdings, Inc. owns 100% of the stock of TIAA-CREF Trust Company,
        FSB.
     C) Teachers Properties, Inc. owns 100% of the stock of TPI Housing, Inc. and 95% of the stock of Rouse-Teachers Holding Company. Rouse-Teachers Holding Company owns 100% of the stock of Rouse-Teachers Land Holdings, Inc.
     D) ND Properties, Inc. owns 100% of the stock of IMOR, S.A., a Portuguese corporation.

ITEM 25. INDEMNIFICATION

     As a Delaware business trust, Registrant's operations are governed by its Declaration of Trust dated as of April 15, 1999 (the "Declaration"). Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the "DBTA") provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant's Declaration expressly provides that it has been organized under the DBTA and that the Declaration is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant's shareholders could be subject to personal liability.

     To protect Registrant's shareholders against the risk of personal liability, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its trustees; (ii) provides for the indemnification out of Registrant's property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant's business and the nature of its assets, the risk of personal liability to a shareholder is remote.

     The Declaration further provides that Registrant shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of Registrant. The Declaration does not authorize Registrant to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the 1993 Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Advisors also provides investment management services to TIAA-CREF Life Funds, TIAA-CREF Mutual Funds, and TIAA Separate Account VA-1. The trustees of Advisors are John H. Biggs, Martin L. Leibowitz, and Charles H. Stamm. Other officers of Advisors are Richard J. Adamski and Richard L. Gibbs. All officers of Advisors are also officers of TIAA-CREF Investment Management, LLC ("Investment Management"), and are employees of TIAA.

     Mr. Biggs is also a trustee of TIAA, College Retirement Equities Fund ("CREF"), Services, a manager of Investment Management, and a director of TPIS. He is Chief Executive Officer of TIAA and CREF. Mr. Biggs is also a director of The Boeing Company, 7755 East Marginal Way South, Seattle, WA 98108.

     Mr. Leibowitz is a trustee of TIAA and CREF and a manager of Investment Management. He is Vice Chairman and Chief Investment Officer of TIAA and CREF.

     Mr. Stamm is a trustee of Services, a manager of Investment Management, and a director of TPIS. He is General Counsel of TIAA and CREF.

     Mr. Adamski is Treasurer of Services and TPIS.

     Mr. Gibbs is Executive Vice President of Services and TPIS.

     The principal business address of TIAA, CREF, Services, Investment Management, and TPIS is 730 Third Avenue, New York, NY 10017-3206.

ITEM 27.   PRINCIPAL UNDERWRITERS

     TPIS acts as the principal underwriter for the Registrant. TPIS also acts as the principal underwriter for TIAA-CREF Mutual Funds and TIAA-CREF Life Funds. The officers of TPIS and their positions and offices with TPIS and the Registrant are listed in Schedule A of Form BD as currently on file with the Commission (File No. 8-47051), the text of which is hereby incorporated by reference.

ITEM 28.   LOCATION OF ACCOUNTS AND RECORDS


     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder will be maintained at the Registrant's home office, 730 Third Avenue, New York, NY 10017-3206, at other offices of the Registrant located at 750 Third Avenue and 485 Lexington Avenue, both in New York, NY 10017-3206, and at the offices of the Registrant's custodian, JPMorgan Chase Bank, 4 Chase MetroTech Center, Brooklyn, NY 11245. In addition, certain duplicated records are maintained at Pierce Leahy Archives, 64 Leone Lane, Chester, NY 10918.


ITEM 29.   MANAGEMENT SERVICES

     Not Applicable.

ITEM 30.   UNDERTAKINGS

     Not Applicable.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, TIAA-CREF Institutional Mutual Funds, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 27th day of September, 2002.


                                   TIAA-CREF INSTITUTIONAL MUTUAL FUNDS


                                   By: /s/ LISA SNOW
                                       -------------------------------
                                   Name:   Lisa Snow
                                   Title:  Vice President and Chief Counsel,
                                           Corporate Law and Secretary

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                  TITLE                              DATE
---------                  -----                              ----


/s/ MARTIN E. GALT, III    President                          September 27, 2002
-----------------------
Martin E. Galt, III        (Principal Executive Officer)


/s/ SCOTT C. EVANS         Executive Vice President           September 27, 2002
-----------------------
Scott C. Evans             (Principal Financial Officer)


/s/ RICHARD L. GIBBS       Executive Vice President           September 27, 2002
-----------------------
Richard L. Gibbs           (Principal Accounting Officer)

SIGNATURE OF TRUSTEE        DATE                     SIGNATURE OF TRUSTEE       DATE
--------------------        ----                     --------------------       ----
/s/ ELIZABETH E. BAILEY                               /s/ BEVIS LONGSTRETH
------------------------                              ----------------------
Elizabeth E. Bailey         September 27, 2002        Bevis Longstreth          September 27, 2002

/s/ JOHN H. BIGGS
------------------------                              ----------------------
John H. Biggs               September 27, 2002        Stephen A. Ross

/s/ JOYCE A. FECSKE                                   /s/ NESTOR V. SANTIAGO
------------------------                              ----------------------
Joyce A. Fecske             September 27, 2002        Nestor V. Santiago        September 27, 2002

/s/ EDES P. GILBERT
------------------------                              ----------------------
Edes P. Gilbert             September 27, 2002        Eugene C. Sit

/s/ MARTIN J. GRUBER                                  /s/ MACEO K. SLOAN
------------------------                              ----------------------
Martin J. Gruber            September 27, 2002        Maceo K. Sloan            September 27, 2002

/s/ NANCY L. JACOB                                    /s/ DAVID K. STORRS
------------------------                              ----------------------
Nancy L. Jacob              September 27, 2002        David K. Storrs           September 27, 2002

------------------------                              /s/ ROBERT W. VISHNY
Marjorie Fine Knowles                                 ----------------------
                                                      Robert W. Vishny          September 27, 2002
/s/ MARTIN L. LEIBOWITZ
------------------------
Martin L. Leibowitz         September 27, 2002

                                  EXHIBIT INDEX

EXHIBIT NO.          EXHIBIT NAME

(a)(2)  Declaration of Trust, dated as of April 15, 1999, as amended.

(d)(2) Amendment to the Investment Management Agreement by and between Registrant and Teachers Advisors, Inc., dated as of September 3, 2002.

(e)(3) Amendment to the Distribution Agreement by and between Registrant and Teachers Personal Investors Services, Inc., dated as of September 3, 2002.

(g)(2) Custodian Agreement by and between Registrant and JPMorgan Chase Bank ("JPMorgan"), dated as of July 1, 2002.

(g)(3) Amendment to the Custodian Agreement by and between Registrant and JPMorgan, dated August 26, 2002.

(h)(3) Transfer Agency and Service Agreement by and between Registrant and Boston Financial Data Services, Inc., dated as of July 1, 2002.

(h)(4) Service Agreement by and between Registrant and Teachers Advisors, Inc., dated as of May 22, 2002.

(i)     Opinion and Consent of Charles H. Stamm, Esq.

(j)(1)  Consent of Sutherland Asbill & Brennan LLP.

(j)(2)  Consent of Ernst & Young LLP.

(l)(2) Seed Money Agreement by and between Registrant and TIAA, dated as of August 1, 2002.

(m) Distribution Plan for Retirement Class shares of Registrant adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 dated May 22, 2002.

(n) Multiple Class Plan of Registrant adopted pursuant to Rule 18f-3 of the Investment Company Act of 1940.